                                                      1933 Act File No. 33-20673
                                                      1940 Act File No. 811-5514

                    SECURITIES AND EXCHANGE COMMISSION
                          Washington, D.C. 20549

                                 Form N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933             X

    Pre-Effective Amendment No.

    Post-Effective Amendment No. 57 ........................        X

                                  and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940     X

    Amendment No. 58 .......................................        X

                               MTB GROUP OF FUNDS
                        (formerly, VISION Group of Funds)

               (Exact Name of Registrant as Specified in Charter)

            5800 Corporate Drive, Pittsburgh, Pennsylvania 15237-7010
                    (Address of Principal Executive Offices)

                                 (412) 288-1900
                         (Registrant's Telephone Number)

                           C. Grant Anderson, Esquire,
                           Federated Investors Tower,
                               1001 Liberty Avenue
                       Pittsburgh, Pennsylvania 15222-3779
                     (Name and Address of Agent for Service)
                (Notices should be sent to the Agent for Service)

It is proposed that this filing will become effective:

__  immediately upon filing pursuant to paragraph (b)
_X_ on August 25, 2003 pursuant to paragraph (b)(1)(iii)
    60 days after filing pursuant to paragraph (a) (i)
    on _______________ pursuant to paragraph (a) (i)
_   75 days after filing pursuant to paragraph (a)(ii)
    on _________________ pursuant to paragraph (a)(ii) of Rule 485.

If appropriate, check the following box:

  _ This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

                                 Copy to:

Matthew G. Maloney, Esquire
Dickstein Shapiro Morin & Oshinsky LLP
2101 L Street, N.W.
Washington, D.C.  20037

[Logo of MTB Group of Funds]

Managed by MTB Investment Advisors, Inc.

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RETAIL CLASS A,B&C PROSPECTUS : August 25, 2003

MTB U.S. Treasury Money Market Fund*
MTB U.S. Government Money Market Fund*
MTB Tax Free Money Market Fund*
MTB Money Market Fund
MTB New York Tax-Free Money Market Fund*
MTB Pennsylvania Tax Free Money Market Fund*
MTB Short Duration Government Bond Fund
MTB Short-Term Corporate Bond Fund
MTB U.S. Government Bond Fund
MTB New York Municipal Bond Fund
MTB Pennsylvania Municipal Bond Fund
MTB Maryland Municipal Bond Fund
MTB Intermediate-Term Bond Fund
MTB Income Fund
MTB Managed Allocation Fund—Conservative Growth
MTB Managed Allocation Fund—Moderate Growth
MTB Managed Allocation Fund—Aggressive Growth
MTB Balanced Fund
MTB Equity Income Fund
MTB Large Cap Value Fund
 MTB Equity Index Fund
MTB Large Cap Stock Fund
MTB Large Cap Growth Fund
MTB Multi Cap Growth Fund
MTB Mid Cap Stock Fund
MTB Mid Cap Growth Fund
MTB Small Cap Stock Fund
MTB Small Cap Growth Fund†
MTB International Equity Fund

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†   Only MTB Small Cap Growth offers Class C Shares

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*   Offer Class A Shares only

MTB Group of Funds was formerly named VISION Group of Funds, and each MTB Fund listed above was formerly a VISION Fund.

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[Logo of MTB Group of Funds]

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August 25, 2003 : RETAIL A, B & C CLASS PROSPECTUS

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Introduction – Information Common to All Portfolios

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Each portfolio (each, a “Fund”) of MTB Group of Funds (the “Trust”) is a mutual fund. A mutual fund pools shareholders’ money and, using professional investment managers, invests it in securities.

Each Fund has its own investment goal and strategies for reaching that goal. The investment advisor invests each Fund’s assets in a way that he or she believes will help a Fund achieve its goal. Still, investing in each Fund involves risk, and there is no guarantee that a Fund will achieve its goal. The investment advisor’s judgments about the markets, the economy, or companies may not anticipate actual market movements, economic conditions or company performance, and these judgments may affect the return on your investment. In fact, no matter how good a job the investment advisor does, you could lose money on your investment in a Fund, just as you could with other investments. A Fund share is not a bank deposit and it is not insured or guaranteed by the FDIC or any government agency.

The value of your investment in a Fund is based on the market prices of the securities the Fund holds. These prices change daily due to economic and other events that affect particular companies and other issuers. These price movements, sometimes called volatility, may be greater or lesser depending on the types of securities a Fund owns and the markets in which they trade. The effect on a Fund of a change in the value of a single security will depend on how widely the Fund diversifies its holdings.

The MTB U.S. Treasury Money Market Fund, MTB U.S. Government Money Market Fund, MTB Money Market Fund, MTB Tax-Free Money Market Fund, MTB Pennsylvania Tax-Free Money Market Fund and MTB New York Tax-Free Money Market Fund try to maintain a constant price per share of $1.00, but there is no guarantee that these Funds will achieve this goal. Please call 1-800-836-2211 to obtain current 7-day yield information for these Funds.

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How to Read this Prospectus

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MTB Group of Funds is a mutual fund family that offers different classes of shares in separate Funds. The Funds have individual investment goals and strategies. This prospectus gives you important information about the Class A, Class B and Class C Shares of the Funds that you should know before investing. Please read this prospectus and keep it for future reference.

Class A, Class B and Class C Shares have different expenses and other characteristics, allowing you to choose the class that best suits your needs. You should consider the amount you want to invest, how long you plan to have it invested, and whether you plan to make additional investments.

This prospectus has been arranged into different sections so that you can easily review this important information. For more detailed information about each Fund, please see:

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Contents

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Fund Goals, Strategies,
Risks and Performance	1
Money Market Funds	3
Bond Funds	16
Balanced Funds	48
Stock Funds	52
Specific Risks of Investing in the Funds	91
What do Shares Cost?	94
How are the Funds Sold?	97
How to Purchase Shares	98
How to Redeem Shares	99
How to Exchange Shares	101
Account and Share Information	102
Who Manages the Funds?	103
Financial Information	108
More Information
About MTB Funds	125

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MTB Funds • Are NOT FDIC Insured • Have No Bank Guarantee • May Lose Value

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Managed by MTB Investment Advisors, Inc. The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

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PROSPECTUS / August 25, 2003

FUND GOALS, STRATEGIES, RISKS AND PERFORMANCE

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This prospectus of the Trust offers Class A Shares of five Money Market Fund portfolios; Class A Shares and Class B Shares of 23 portfolios, including ten Stock Funds, three Managed Allocation Funds, one Balanced Fund, eight Bond Funds, and one Money Market Fund; and Class A, Class B and Class C Shares of one Stock Fund. Under a separate prospectus, the Trust offers one or more additional classes of shares (Institutional Shares, Institutional I Shares, Institutional II Shares, or Class S Shares) for each portfolio covered by this prospectus (except for the three Managed Allocation Funds); and one additional Balanced Fund and one additional Money Market Fund.

The following pages describe the investment goals (objectives), strategies and principal risks of each portfolio (each, a “Fund”) whose Class A Shares, Class B Shares or Class C Shares are offered by this prospectus. There can be no assurance that a Fund will achieve its goal. However, each Fund endeavors to do so by following the strategies and policies described in this prospectus.

The investment goal of each Fund may only be changed upon the approval of a majority of the outstanding Shares of the Fund which may be affected by the changes. Certain investment strategies may be changed without shareholder approval, although a Fund will provide shareholders with at least 60 days prior written notice of a change in its 80% investment policy.

Performance and Financial History of MTB Funds Which Succeeded the ARK Funds

Each of the following Funds (a “Successor MTB Fund”) is the successor to a corresponding portfolio of the ARK Funds pursuant to a reorganization (“ARK Reorganization”) which took place on August 15, 2003 or August 22, 2003 (together, the “Closing Date”).

Successor MTB Fund	Former ARK Portfolio (sometimes referred to as “Accounting Survivor”)

MTB Large Cap Stock Fund	ARK Value Equity Portfolio

MTB Equity Index Fund	ARK Equity Index Portfolio

MTB Equity Income Fund	ARK Equity Income Portfolio

MTB Mid Cap Growth Fund	ARK Mid Cap Equity Portfolio

MTB Small Cap Growth Fund	ARK Small Cap Equity Portfolio

MTB Multi Cap Growth Fund	ARK Capital Growth Portfolio

MTB Balanced Fund	ARK Balanced Portfolio

MTB Income Fund	ARK Income Portfolio

MTB Intermediate-Term Bond Fund	ARK Intermediate Fixed Income Portfolio

MTB Short-Term Corporate Bond Fund	ARK Short-Term Bond Portfolio

MTB Maryland Municipal Bond Fund	ARK Maryland Tax-Free Portfolio

MTB Pennsylvania Municipal Bond Fund	ARK Pennsylvania Tax-Free Portfolio

MTB U.S. Government Money Market Fund	ARK U.S. Government Money Market Portfolio

MTB Tax-Free Money Market Fund	ARK Tax-Free Money Market Portfolio

MTB Pennsylvania Tax-Free Money Market Fund	ARK Pennsylvania Tax-Free Money Market Portfolio

Prior to that date, each Successor MTB Fund had no investment operations. Accordingly, the performance information provided in the prospectus for periods prior to the Closing Date is historical information for the corresponding ARK Fund. Each of the corresponding ARK Funds was managed by Allied Investment Advisors, Inc. (AIA), which became a wholly-owned subsidiary of Manufacturers and Traders Trust Company (M&T Bank) on April 1, 2003, when M&T Bank Corporation acquired Allfirst Financial Inc., Allfirst Bank (“AllFirst”) and their affiliates. On August 22, 2003, the investment advisory operations of M&T Asset Management, a department of M&T Bank, which was the pre-Reorganization advisor to the Trust, were transferred to AIA (which was renamed MTB Investment Advisors, Inc.) and effective on that date MTB Investment Advisors, Inc. (MTBIA) became the investment advisor to the Trust. Each Successor MTB Fund has investment objectives and policies that are identical or substantially similar to those of the corresponding ARK Fund, although each Successor MTB Fund has different fee and expense arrangements than the corresponding ARK Fund.

Performance and Financial History of MTB Funds Which Succeeded the Governor Funds

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Each of the following MTB Funds is a successor to a corre sponding portfolio of the Governor Funds pursuant to a reorganization that took place on January 8, 2001.

Successor MTB Fund	Corresponding Governor Fund

MTB International Equity Fund	International Equity Fund

MTB Small Cap Stock Fund	Aggressive Growth Fund

MTB Managed Allocation Fund—
Aggressive Growth	Lifestyle Growth Fund

MTB Managed Allocation Fund—
Moderate Growth	Lifestyle Moderate Growth Fund

MTB Managed Allocation Fund—
Conservative Growth	Lifestyle Conservative Fund

MTB Short Duration Government
Bond Fund (formerly VISION
Institutional Limited Duration
U.S. Government Fund)	Limited Duration Government
Securities Fund

Prior to that date, each Successor MTB Fund had no investment operations. Accordingly, the performance information and financial information provided in the prospectus for periods prior to January 8, 2001, is historical information for the corresponding Governor Fund. Each of the Governor Funds was managed through January 8, 2001 by Martindale Andres & Company LLC, which became a subsidiary of M&T Bank on October 6, 2000. On January 8, 2001, M&T Asset Management, a department of M&T Bank, assumed all advisory responsibilities. Each corresponding Governor Fund had investment objectives and policies that are identical or substantially similar to that of the Successor MTB Fund, although Governor Funds had different fee and expense arrangements.

Performance

On the following pages is performance information for each Fund. This information gives you some indication of the risks of an investment in a Fund by comparing each Fund’s performance with a broad measure of market performance. While past performance of a Fund does not necessarily predict future performance, the following information provides you with the historical performance information to assist you in analyzing how each Fund’s investment risks may be balanced by their potential rewards. For more current performance information, including the current 7-Day Net Yields of the Money Market Funds, call (800) 836-2211.

Bar Charts

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The bar chart represents the (historical) calendar year performance of Class A Shares of each Fund without reflecting the applicable sales charge imposed on Class A Shares. If these charges or fees had been included, the return would have been lower. Following the bar chart is the year-to-date performance of Class A Shares through the most recent calendar quarter, again, without reflecting any applicable sales charge imposed on Class A Shares. Also provided is the best and worst calendar quarter performance for Class A Shares. For Funds that also offer Class B and/or Class C Shares, Class A Shares performance is shown because it has the longest operating history. For MTB Pennsylvania Tax-Free Money Market Fund, MTB Short Duration Government Bond Fund, MTB Short-Term Corporate Bond Fund, and MTB Intermediate Term Bond Fund, performance is shown for Institutional I Shares of each Fund (which are offered in a separate prospectus for MTB Funds), because these Funds have not previously offered Class A, Class B or Class C Shares.

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Average Annual Total Return Tables

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Following the bar chart is a performance table showing the Average Annual Total Return for Class A, Class B and Class C Shares, if applicable, of the Funds as compared to an appropriate broad-based securities market index for certain periods ended December 31, 2002. (Because Class B Shares of MTB Managed Allocation Fund—Aggressive Growth, MTB Managed Allocation Fund—Moderate Growth, MTB Managed Allocation Fund—Conservative Growth, MTB Equity Index Fund, MTB New York Municipal Bond Fund, MTB U.S. Government Bond Fund, MTB Money Market Fund and Class B and Class C Shares of MTB Small-Cap Growth Fund, had not yet been offered or were not offered for the full year ended December 31, 2002, average total returns are not shown with respect to Class B Shares or, in the case of MTB Small Cap Growth Fund, Class B and Class C Shares, of those Funds). Also, because MTB Pennsylvania Tax Free Money Market Fund, MTB Short Duration Government Bond Fund, MTB Short-Term Corporate Bond Fund and MTB Intermediate Term Bond Fund had not yet offered Class A Shares, Class B Shares or Class C Shares, average total returns are shown for Institutional I Shares of each Fund, which are offered in a separate prospectus for MTB Funds). The Funds’ total return figures reflect the maximum sales charge that could apply (except for the Money Market Funds and Institutional I Shares of MTB Pennsylvania Tax Free Money Market Fund, MTB Short Duration Government Bond Fund and MTB Short-Term Corporate Bond Fund, which do not impose a sales charge). The market indices are unmanaged and are not adjusted for any sales charges, expenses or other fees the SEC requires to be reflected in a Fund’s performance. You cannot invest directly in an index.

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Risks Common to the Funds

The Shares offered by this prospectus are not deposits or obligations of any bank, are not endorsed or guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency.

MTB U.S. TREASURY MONEY MARKET FUND

(formerly VISION Treasury Money Market Fund)

Goal

To seek current income with liquidity and stability of principal.

Strategy

The Fund invests at least 80% of the value of its net assets in a diversified portfolio of direct obligations of the U.S. Treasury, such as Treasury bills and notes, and repurchase agreements secured by these obligations.

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In selecting securities for the Fund, the Advisor considers factors such as current yield, the anticipated level of interest rates, and the maturity of the instrument relative to the maturity of the entire Fund. In addition, the Fund may purchase only securities that meet certain SEC requirements relating to maturity, diversification and credit quality. Under these requirements, the Fund’s securities must have remaining maturities of 397 days or less, and the Fund must have a dollar-weighted average maturity of 90 days or less.

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Risks

All mutual funds take investment risks. Therefore, even though the Fund is a money market fund that seeks to maintain a stable net asset value, it is possible to lose money by investing in the Fund.

• Interest Rate Risks. Prices of fixed income securities generally fall when interest rates rise.

Performance Information

Risk/Return Bar Chart

Performance Over 10 Years

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Best Quarter 1.47% (12.31/00)

Worst Quarter 0.23% (12/31/02)

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Historically the Fund has maintained a constant $1.00 net asset value per share. The bar chart shows the variability of the Fund’s Class A Shares total returns on a calendar year-end basis.

The Fund’s Class A Shares are sold without a sales charge (load).

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The Fund’s Class A Shares total return for the six-month period from January 1, 2003 to June 30, 2003 was 0.31%.

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Average Annual Total Return Table

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The following table represents the Fund’s Class A Shares Average Annual Total Returns for the calendar periods ended December 31, 2002. The table also shows returns for iMoneyNet, Inc. Treasury Retail Average (Average), which is a composite of money market mutual funds with investment goals similar to the Fund’s goals. The Average is unmanaged and it is not possible to invest directly in an Average.

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(For the calendar periods ended December 31, 2002)

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	1 Year	5 Years	10 Years

Class A Shares	1.13%	3.90%	4.13%

iMoneyNet, Inc. Treasury Retail Average	1.16%	4.01%	4.15%

The Fund’s Class A Shares 7-Day Net Yield as of December 31, 2002 was 0.78%.

Investors may call the Fund at 1-800-836-2211 to learn the current 7-Day Net Yield.

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Past performance is no guarantee of future results. This information provides you with historical performance information so that you can analyze whether the Fund’s investment risks are balanced by its potential returns.

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold Shares of the Fund’s Class A Shares.

Shareholder Fees

Class A

Fees Paid Directly From Your Investment	None

Annual Fund Operating Expenses (Before Waivers)(1)

Expenses That are Deducted From Fund Assets (as a percentage of average net assets)

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Class A

Management Fee(2)	0.50%

Distribution (12b-1) Fee(3)	0.25%

Shareholder Services Fee(4)	0.25%

Other Expenses	0.17%

Total Annual Fund Operating Expenses(5)	1.17%

(1)	Although not contractually obligated to do so, the advisor, distributor and shareholder services provider expect to waive certain amounts. These are shown below along with the net expenses the Fund expects to pay for the fiscal year ending April 30, 2004.

Total Waivers of Fund Expenses	0.55%
Total Actual Annual Fund Operating
Expenses (after waivers)	0.62%

(2)	The advisor expects to voluntarily waive a portion of the management fee. The advisor can terminate this anticipated voluntary waiver at any time. The management fee paid by the Fund (after the anticipated voluntary waiver) is expected to be 0.30% for the fiscal year ending April 30, 2004.
(3)	The distribution (12b-1) fee for the Fund’s Class A Shares is expected to be voluntarily waived. This anticipated voluntary waiver can be terminated at any time. The distribution (12b-1) fee to paid by the Fund’s Class A Shares (after the anticipated voluntary waiver) is expected to be 0.00% for the fiscal year ending April 30, 2004.
(4)	A portion of the shareholder services fee for the Fund’s Class A Shares is expected to be voluntarily waived. This anticipated voluntary waiver can be terminated at any time. The shareholder services fee paid by the Fund’s Class A Shares (after the anticipated voluntary waiver) is expected to be 0.15% for the fiscal year ending April 30, 2004.
(5)	Total Annual Fund Operating Expenses have been restated to reflect current fees.

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Example

This Example is intended to help you compare the cost of investing in the Fund’s Class A Shares with the cost of investing in other mutual funds.

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The Example assumes that you invest $10,000 in the Fund’s Class A Shares for the time periods indicated and then redeem all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s Class A Shares operating expenses are before waivers as estimated in the table and remain the same. Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:

Class A	1 Year	3 Years	5 Years	10 Years
	$119	$372	$644	$1,420

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MTB U.S. GOVERNMENT MONEY MARKET FUND

Goal

To seek current income and provide liquidity and security of principal.

Strategy

The Fund seeks its investment goal by investing in obligations issued by the U.S. government and its agencies and instrumentalities and repurchase agreements. Under normal circumstances, the Fund invests at least 80% of its net assets in U.S. govern ment securities and repurchase agreements backed by such instruments.

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In selecting securities for the Fund, the Advisor considers factors such as current yield, the anticipated level of interest rates, and the maturity of the instrument relative to the maturity of the entire Fund. In addition, the Fund may purchase only securities that meet certain SEC requirements relating to maturity, diversification and credit quality. Under these requirements, the Fund’s securities must have remaining maturities of 397 days or less, and the Fund must have a dollar-weighted average maturity of 90 days or less.

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Risks

All mutual funds take investment risks. Therefore, even though the Fund is a money market fund that seeks to maintain a stable net asset value, it is possible to lose money by investing in the Fund.

• Interest Rate Risks. Prices of fixed income securities generally fall when interest rates rise.

Performance Information

Risk/Return Bar Chart

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Performance Over 5 Years

Best Quarter 1.52% (12/31/00)

Worst Quarter 0.25% (12/31/02)

Historically the Fund has maintained a constant $1.00 net asset value per share. The bar chart shows the variability of the Fund’s Class A Shares total returns on a calendar year-end basis.

The Fund’s Class A Shares are sold without a sales charge (load). The total returns displayed above are based upon net asset value.

The Fund’s Class A Shares total return for the six-month period from January 1, 2003 to June 30, 2003 was 0.34%.

Average Annual Total Return Table

The following table represents the Fund’s Class A Shares Average Annual Total Returns for the calendar periods ended December 31, 2002. The table also shows returns for iMoneyNet, Inc. Government Retail Average (Average), which is a composite of money market mutual funds with investment goals similar to the Fund’s goals. The Average is unmanaged and it is not possible to invest directly in an Average.

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(For the calendar periods ended December 31, 2002)

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			Start of
Class A Shares	1 Year	5 Years	Performance(1)

Return Before Taxes	1.27%	4.04%	4.15%

iMoneyNet, Inc. Government
Retail Average	1.16%	4.01%	4.15%

(1) The Fund’s Class A Shares Start of Performance date was July 7, 1997.

The Fund’s Class A Shares 7-Day Net Yield as of December 31, 2002 was 0.81%.

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Past performance is no guarantee of future results. This information provides you with historical performance information so that you can analyze whether the Fund’s investment risks are balanced by its potential returns.

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold Shares of the Fund’s Class A Shares.

Shareholder Fees

Class A

Fees Paid Directly From Your Investment	None

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Annual Fund Operating Expenses (Before Waivers)(1)

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Expenses That are Deducted From Fund Assets (as a percentage of average net assets)

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Class A

Management Fee(2)	0.50%

Distribution (12b-1) Fee(3)	0.25%

Shareholder Services Fee(4)	0.25%

Other Expenses	0.16%

Total Annual Fund Operating Expenses(5)	1.16%

(1)	Although not contractually obligated to do so, the advisor, distributor and shareholder services provider expect to waive certain amounts. These are shown below along with the net expenses the Fund expects to pay for the fiscal year ending April 30, 2004.

Total Waivers of Fund Expenses	0.50%
Total Actual Annual Fund Operating
Expenses (after waivers)	0.66%

(2)	The advisor expects to voluntarily waive a portion of the management fee. The advisor can terminate this anticipated voluntary waiver at any time. The management fee paid by the Fund (after the anticipated voluntary waiver) is expected to be 0.27% for the fiscal year ending April 30, 2004.
(3)	The distribution (12b-1) fee for the Fund’s Class A Shares is expected to be voluntarily waived. This anticipated voluntary waiver can be terminated at any time. The distribution (12b-1) fee paid by the Fund’s Class A Shares (after the anticipated voluntary waiver) is expected to be 0.00% for the fiscal year ending April 30, 2004.
(4)	A portion of the shareholder services fee for the Fund’s Class A Shares is expected to be voluntarily waived. This anticipated voluntary waiver can be terminated at any time. The shareholder services fee paid by the Fund’s Class A Shares (after the anticipated voluntary waiver) is expected to be 0.23% for the fiscal year ending April 30, 2004.
(5)	Total Annual Fund Operating Expenses have been restated to reflect current fees.

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Example

This Example is intended to help you compare the cost of investing in the Fund’s Class A Shares with the cost of investing in other mutual funds.

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The Example assumes that you invest $10,000 in the Fund’s Class A Shares for the time periods indicated and then redeem all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s Class A Shares operating expenses are before waivers as estimated in the table and remain the same. Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:

Class A	1 Year	3 Years	5 Years	10 Years
	$118	$368	$638	$1,409

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MTB TAX FREE MONEY MARKET FUND

Goal

Maximizing current income exempt from federal income tax and providing liquidity and stability of principal.

Strategy

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The Fund seeks its investment goal by investing in high-quality, short-term municipal money market instruments that pay interest that is exempt from federal income tax. The issuers of these securities may be state and local governments and agencies located in any of the 50 states, the District of Columbia, Puerto Rico, and other U.S. territories and possessions. The Fund is well diversified among issuers and comprised only of short-term debt securities that are rated in the two highest categories by nationally recognized statistical rating organizations or determined by the Advisor to be of equal credit quality. The Fund maintains a fundamental policy that at least 80% of its income will, under normal market conditions, be exempt from federal income tax, including the federal alternative minimum tax (AMT). The Fund attempts to invest 100% of its assets in securities exempt from federal income tax (not including the AMT).

In selecting securities for the Fund, the Advisor considers factors such as current yield, the anticipated level of interest rates, and the maturity of the instrument relative to the maturity of the entire Fund. In addition, the Fund may only purchase securities that meet certain SEC requirements relating to maturity, diversification and credit quality. Under these requirements, the Fund’s securities must have remaining maturities of 397 days or less, and the Fund must have a dollar-weighted average maturity of 90 days or less.

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Risks

All mutual funds take investment risks. Therefore, even though the Fund is a money market fund that seeks to maintain a stable net asset value, it is possible to lose money by investing in the Fund.

  Interest Rate Risks. Prices of fixed income securities generally fall when interest rates rise.
  Credit Risks. There is a possibility that issuers of securities in which the Fund may invest may default in the payment of interest or principal on the securities when due, which would cause the Fund to lose money.
  Tax Risks. Failure of a municipal security to meet certain legal requirements may cause the interest received and distributed by the Fund to shareholders to be taxable.

Performance Information

Risk/Return Bar Chart

Performance Over 8 Years

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Best Quarter 0.94% (12/31/00)

Worst Quarter 0.21% (9/30/02)

Historically the Fund has maintained a constant $1.00 net asset value per share. The bar chart shows the variability of the Fund’s Class A Shares total returns on a calendar year-end basis.

The Fund’s Class A Shares are sold without a sales charge (load). The total returns displayed above are based upon net asset value.

The Fund’s Class A Shares total return for the six-month period from January 1, 2003 to June 30, 2003 was 0.28%.

Average Annual Total Return Table

The following table represents the Fund’s Class A Shares Average Annual Total Returns for the calendar periods ended December 31, 2002. The table also shows returns for iMoneyNet, Inc. Tax-Free Retail Average (Average), which is a composite of money market mutual funds with investment goals similar to the Fund’s goals. The Average is unmanaged and it is not possible to invest directly in an Average.

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(For the calendar periods ended December 31, 2002)

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			Start of
Class A Shares	1 Year	5 Years	Performance(1)
Return Before Taxes	0.88%	2.45%	2.71%

iMoneyNet, Inc. Tax-Free Retail Average	0.87%	2.42%	2.57%

(1) The Fund’s Class A Shares start of performance was March 15, 1994.

The Fund’s Class A Shares 7-Day Net Yield as of December 31, 2002 was 0.91%.

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Past performance is no guarantee of future results. This information provides you with historical performance information so that you can analyze whether the Fund’s investment risks are balanced by its potential returns.

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold Shares of the Fund’s Class A Shares.

Shareholder Fees

Class A

Fees Paid Directly From Your Investment	None

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Annual Fund Operating Expenses (Before Waivers)(1)

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Expenses That are Deducted From Fund Assets (as a percentage of average net assets)

Class A
Management Fee(2)	0.50%

Distribution (12b-1) Fee(3)	0.25%

Shareholder Services Fee(4)	0.25%

Other Expenses	0.17%

Total Annual Fund Operating Expenses(5)	1.17%

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(1)	Although not contractually obligated to do so, the advisor, distributor and shareholder services provider expect to waive certain amounts. These are shown below along with the net expenses the Fund expects to pay for the fiscal year ending April 30, 2004.

Total Waivers of Fund Expenses	0.55%
Total Actual Annual Fund Operating
Expenses (after waivers)	0.62%

(2)	The advisor expects to voluntarily waive a portion of the management fee. The advisor can terminate this anticipated voluntary waiver at any time. The management fee paid by the Fund (after the anticipated voluntary waiver) is expected to be 0.22% for the fiscal year ending April 30, 2004.
(3)	The distribution (12b-1) fee for the Fund’s Class A Shares is expected to be voluntarily waived. This anticipated voluntary waiver can be terminated at any time. The distribution (12b-1) fee paid by the Fund’s Class A Shares (after the anticipated voluntary waiver) is expected to be 0.00% for the fiscal year ending April 30, 2004.
(4)	A portion of the shareholder services fee for the Fund’s Class A Shares is expected to be voluntarily waived. This anticipated voluntary waiver can be terminated at any time. The shareholder services fee paid by the Fund’s Class A Shares (after the anticipated voluntary waiver) is expected to be 0.23% for the fiscal year ending April 30, 2004.
(5)	Total Annual Fund operating expenses have been restated to reflect current fees.

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Example

This Example is intended to help you compare the cost of investing in the Fund’s Class A Shares with the cost of investing in other mutual funds.


The Example assumes that you invest $10,000 in the Fund’s Class A Shares for the time periods indicated and then redeem all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s Class A Shares operating expenses are before waivers as estimated in the table and remain the same. Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:

Class A	1 Year	3 Years	5 Years	10 Years
	$119	$372	$644	$1,420


MTB MONEY MARKET FUND

Goal

To seek current income with liquidity and stability of principal.

Strategy

The Fund invests at least 80% of its net assets in money market instruments comprising a diversified portfolio of high quality, short-term debt obligations issued by the U.S. government, banks and corporations.

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In selecting securities for the Fund, the Advisor considers factors such as current yield, the anticipated level of interest rates, and the maturity of the instrument relative to the maturity of the entire Fund. In addition, the Fund may purchase only securities that meet certain SEC requirements relating to maturity, diversification and credit quality. Under these requirements, the Fund’s securities must have remaining maturities of 397 days or less, and the Fund must have a dollar-weighted average maturity of 90 days or less.


Risks

All mutual funds take investment risks. Therefore, even though the Fund is a money market fund that seeks to maintain a stable net asset value, it is possible to lose money by investing in the Fund.

  Interest Rate Risks. Prices of fixed income securities generally fall when interest rates rise.
  Credit Risks. There is a possibility that issuers of securities in which the Fund may invest may default in the payment of interest or principal on the securities when due, which would cause the Fund to lose money.

Performance Information

Risk/Return Bar Chart

Performance Over 10 Years

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Best Quarter 1.53% (9/30/00)

Worst Quarter 0.23% (12/31/02)


Historically the Fund has maintained a constant $1.00 net asset value per share. The bar chart shows the variability of the Fund’s Class A Shares total returns on a calendar year-end basis.

The Fund’s Class A Shares are sold without a sales charge (load). The total returns displayed above are based upon net asset value.

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The Fund’s Class A Shares total return for the six-month period from January 1, 2003 to June 30, 2003 was 0.29%.


Average Annual Total Return Table

The following table represents the Fund’s Class A Shares Average Annual Total Returns for the calendar periods ended December 31, 2002. The table also shows returns for iMoneyNet, Inc. First Tier Retail Average, which is a composite of money market mutual funds with investment goals similar to the Fund’s goals. The average is unmanaged and it is not possible to invest directly in an average.

(For the periods ended December 31, 2002)

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	1 Year	5 Years	10 Years
Class A Shares	1.14%	4.06%	4.27%

iMoneyNet, Inc. First Tier Retail Average	1.15%	4.05%	4.21%


The Fund’s Class A Shares 7-Day Net Yield as of December 31, 2002 was 0.75%. Investors may call the Fund at 1-800-836-2211 to learn the current 7-Day Net Yield.

Past performance is no guarantee of future results. This information provides you with historical performance information so that you can analyze whether the Fund’s investment risks are balanced by its potential returns.

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold Shares of the Fund’s Class A Shares and Class B Shares.

Shareholder Fees

	Class A	Class B

Fees Paid Directly From Your Investment	None	None

Annual Fund Operating Expenses (Before Waivers)(1)

Expenses That are Deducted From Fund Assets (as a percentage of average net assets)

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	Class A	Class B
Management Fee(2)	0.50%	0.50%

Distribution (12b-1) Fee(3)	0.25%	0.75%

Shareholder Services Fee(4)	0.25%	0.25%

Other Expenses	0.17%	0.17%

Total Annual Fund Operating Expenses(5)	1.17%	1.67%

(1)	Although not contractually obligated to do so, the advisor, distributor and shareholder services provider expect to waive certain amounts. These are shown below along with the net expenses the Fund expects to pay for the fiscal year ending April 30, 2004.

Total Waivers of Fund Expenses	0.47%	0.34%
Total Actual Annual Fund Operating
Expenses (after waivers)	0.70%	1.33%

(2)	The advisor expects to voluntarily waive a portion of the management fee. The advisor can terminate this anticipated voluntary waiver at any time. The management fee paid by the Fund (after the anticipated voluntary waiver) is expected to be 0.24% for the fiscal year ending April 30, 2004.

(3)	A portion of the distribution (12b-1) fee for the Fund’s Class A Shares is expected to be voluntarily waived. This anticipated voluntary waiver can be terminated at any time. The distribution (12b-1) fee paid by the Fund’s Class A Shares (after the anticipated voluntary waiver) is expected to be 0.04% for the fiscal year ending April 30, 2004.

(4)	A portion of the shareholder services fee for the Fund’s Class B Shares is expected to be voluntarily waived. This anticipated voluntary waiver can be terminated at any time. The shareholder services fee paid by the Fund’s Class B Shares (after the anticipated voluntary waiver) is expected to be 0.17% for the fiscal year ending April 30, 2004.

(5)	Total Annual Fund Operating Expenses have been restated to reflect current fees.

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Example

This Example is intended to help you compare the cost of investing in the Fund’s Class A Shares and Class B Shares with the cost of investing in other mutual funds.


The Example assumes that you invest $10,000 in the Fund’s Class A Shares and Class B Shares for the time periods indicated and then redeem all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s Class A Shares and Class B Shares operating expenses are before waivers as estimated in the table and remain the same. Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:

Class A	1 Year	3 Years	5 Years	10 Years
	$119	$372	$644	$1,420
Class B
	$170	$526	$907	$1,976

MTB NEW YORK TAX-FREE MONEY MARKET FUND


Goal

To seek a high level of current interest income that is exempt from federal regular income tax as is consistent with liquidity and relative stability of principal.

Strategy

The Fund invests at least 80% of its net assets in a diversified portfolio of tax-exempt money market obligations. The Fund maintains a fundamental investment policy that at least 80% of its income will, under normal market conditions, be exempt from federal regular income tax, federal alternative minimum tax and New York State income tax. Such income should also be exempt from New York City income taxes.


In selecting securities for the Fund, the Sub-advisor, Federated Investment Management Company, considers factors such as current yield, the anticipated level of interest rates, and the maturity of the instrument relative to the maturity of the entire Fund. In addition, the Fund may purchase only securities that meet certain SEC requirements relating to maturity, diversification and credit quality. Under these requirements, the Fund’s securities must have remaining maturities of 397 days or less, and the Fund must have a dollar-weighted average maturity of 90 days or less.


Risks

All mutual funds take investment risks. Therefore, even though the Fund is a money market fund that seeks to maintain a stable net asset value, it is possible to lose money by investing in the Fund.

  Interest Rate Risks. Prices of fixed income securities generally fall when interest rates rise.
  Credit Risks. There is a possibility that issuers of securities in which the Fund may invest may default in the payment of interest or principal on the securities when due, which would cause the Fund to lose money.
  Tax Risks. Failure of a municipal security to meet certain legal requirements may cause the interest received and distributed by the Fund to shareholders to be taxable.
  New York Investment Risks. The Fund will be more susceptible to any economic, business, political or other developments which generally affect securities issued by New York issuers.

Performance Information

Risk/Return Bar Chart

Performance Over 10 Years

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Best Quarter 0.95% (6/30/00)

Worst Quarter 0.22% (9/30/02)


Historically the Fund has maintained a constant $1.00 net asset value per share. The bar chart shows the variability of the Fund’s Class A Shares total returns on a calendar year-end basis.

The Fund’s Class A Shares are sold without a sales charge (load). The total returns displayed above are based upon net asset value.

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The Fund’s Class A Shares total return for the six-month period from January 1, 2003 to June 30, 2003 was 0.33%.

Average Annual Total Return Table

The following table represents the Fund’s Class A Shares Average Annual Total Returns for the calendar periods ended December 31, 2002. The table also shows returns for iMoneyNet, Inc. Tax-Free State Specific Retail Average, which is a composite of money market mutual funds with investment goals similar to the Fund’s goals. The average is unmanaged and it is not possible to invest directly in an average.

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(For the periods ended December 31, 2002)


	1 Year	5 Years	10 Years
Class A Shares	0.98%	2.50%	2.61%

iMoneyNet, Inc. Tax-Free State
Specific Retail Average	0.87%	2.42%	2.57%


The Fund’s 7-Day Net Yield as of December 31, 2002 was 0.95%.

Investors may call the Fund at 1-800-836-2211 to learn the current 7-Day Net Yield.

Past performance is no guarantee of future results. This information provides you with historical performance information so that you can analyze whether the Fund’s investment risks are balanced by its potential returns.

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold Shares of the Fund’s Class A Shares.

Shareholder Fees

Class A

Fees Paid Directly From Your Investment	None

Annual Fund Operating Expenses (Before Waivers)(1)

Expenses That are Deducted From Fund Assets (as a percentage of average net assets)

Class A
Management Fee(2)	0.50%

Distribution (12b-1) Fee(3)	0.25%

Shareholder Services Fee(4)	0.25%

Other Expenses	0.16%

Total Annual Fund Operating Expenses(5)	1.16%


(1)	Although not contractually obligated to do so, the advisor, distributor and shareholder services provider expect to waive certain amounts. These are shown below along with the net expenses the Fund expects to pay for the fiscal year ending April 30, 2004.

Total Waivers of Fund Expenses	0.54%
Total Actual Annual Fund Operating
Expenses (after waivers)	0.62%

(2)	The advisor expects to voluntarily waive a portion of the management fee. The advisor can terminate this anticipated voluntary waiver at any time. The management fee paid by the Fund (after the anticipated voluntary waiver) is expected to be 0.30% for the fiscal year ending April 30, 2004.

(3)	The distribution (12b-1) fee for the Fund’s Class A Shares is expected to be voluntarily waived. This anticipated voluntary waiver can be terminated at any time. The distribution (12b-1) fee paid by the Fund’s Class A Shares (after the anticipated voluntary waiver) is expected to be 0.00% for the fiscal year ending April 30, 2004.

(4)	A portion of the shareholder services fee for the Fund’s Class A Shares is expected to be voluntarily waived. This anticipated voluntary waiver can be terminated at any time. The shareholder services fee paid by the Fund’s Class A Shares (after the anticipated voluntary waiver) is expected to be 0.16% for the fiscal year ending April 30, 2004.

(5)	Total Annual Fund Operating Expenses have been restated to reflect current fees.


Example

This Example is intended to help you compare the cost of investing in the Fund’s Class A Shares with the cost of investing in other mutual funds.


The Example assumes that you invest $10,000 in the Fund’s Class A Shares for the time periods indicated and then redeem all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s Class A Shares operating expenses are before waivers as estimated in the table and remain the same. Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:

Class A	1 Year	3 Years	5 Years	10 Years
	$118	$368	$638	$1,409

MTB PENNSYLVANIA TAX-FREE MONEY MARKET FUND


Goal

Maximizing current income exempt from federal and Pennsylvania personal income taxes and providing liquidity and security of principal.

Strategy


The Fund seeks its investment goal by investing in high-quality, short-term municipal money market instruments that pay interest that is exempt from federal and Pennsylvania personal income taxes. The Fund has a fundamental policy that at least 80% of its income will, under normal market conditions, be exempt from federal income tax, including the federal alternative minimum tax, and Pennsylvania personal income tax. The principal issuers of these securities may be state and local governments and agencies located in Pennsylvania, as well as the District of Columbia, Puerto Rico and other U.S. territories and possessions.

In selecting securities for the Fund, the Advisor considers factors such as current yield, the anticipated level of interest rates, and the maturity of the instrument relative to the maturity of the entire Fund. In addition, the Fund may only purchase securities that meet certain SEC requirements relating to maturity, diversification and credit quality. Under these requirements, the Fund’s securities must have remaining maturities of 397 days or less, and the Fund must have a dollar-weighted average maturity of 90 days or less.


Risks

All mutual funds take investment risks. Therefore, even though the Fund is a money market fund that seeks to maintain a stable net asset value, it is possible to lose money by investing in the Fund.

  Interest Rate Risks. Prices of fixed income securities generally fall when interest rates rise.
  Credit Risks. There is a possibility that issuers of securities in which the Fund may invest may default in the payment of interest or principal on the securities when due, which would cause the Fund to lose money.
  Tax Risks. Failure of a municipal security to meet certain legal requirements may cause the interest received and distributed by the Fund to shareholders to be taxable.
  Pennsylvania Investment Risks. The Fund will be more susceptible to any economic, business, political or other developments which generally affect securities issued by Pennsylvania issuers.

Performance Information

Risk/Return Bar Chart

Performance Over 1 Year


Best Quarter 0.28% (6/30/02)

Worst Quarter 0.23% (12/31/02)

The total returns shown are for the Institutional I Shares, which is another class of shares offered by the Fund. The Institutional I Shares are not offered in this prospectus for the Fund’s Class A, Class B and Class C Shares. The total returns for the Fund’s Institutional I Shares are disclosed here because Class A Shares had not yet been publicly offered. These total returns would be substantially similar to the annual returns for the Class A Shares over the same period and would differ only to the extent that the two classes do not have the same expenses. It is anticipated that expenses of Class A Shares will exceed those of the Fund’s Institutional I Shares.

Historically, the Fund has maintained a constant $1.00 net asset value per share. The bar chart shows the variability of the Fund’s Institutional I Shares total return on a calendar year-end basis.

The Fund’s Institutional I Shares are sold without a sales charge (load). The total return displayed above is based upon net asset value.

The Fund’s Institutional I Shares total return for the six-month period from January 1, 2003 to June 30, 2003 was 0.30%.

Average Annual Total Return Table

The following table represents the Fund’s Institutional I Shares Average Annual Total Returns for the calendar periods ended December 31, 2002. The table also shows returns for iMoneyNet, Inc. Tax-Free State Specific Institutional Average, which is a composite of money market mutual funds with investment goals similar to the Fund’s goals. The average is unmanaged and it is not possible to invest directly in an average.


(For the periods ended December 31, 2002)


		Start of
Institutional I Shares	1 Year	Performance(1)
Return Before Taxes	0.99%	1.32%

iMoneyNet, Inc. Tax-Free State
Specific Institutional Average	1.05%	1.50%

(1) The Fund’s Institutional I Shares start of performance date was May 1, 2001.
The Fund’s Institutional I Shares 7-Day Net Yield as of December 31, 2002 was 0.95%.


Past performance is no guarantee of future results. This information provides you with historical performance information so that you can analyze whether the Fund’s investment risks are balanced by its potential returns.

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold Shares of the Fund’s Class A Shares.

Shareholder Fees

Class A

Fees Paid Directly From Your Investment	None

Annual Fund Operating Expenses (Before Waivers)(1)

Expenses That are Deducted From Fund Assets (as a percentage of average net assets)


Class A
Management Fee(2)	0.50%

Distribution (12b-1) Fee(3)	0.25%

Shareholder Services Fee(4)	0.25%

Other Expenses	0.57%

Total Annual Fund Operating Expenses(5)	1.57%

(1)	Although not contractually obligated to do so, the advisor, distributor and shareholder services provider expect to waive certain amounts. These are shown below along with the net expenses the Fund expects to pay for the fiscal year ending April 30, 2004.

Total Waivers of Fund Expenses	0.82%
Total Actual Annual Fund Operating
Expenses (after waivers)	0.75%

(2)	The advisor expects to voluntarily waive a portion of the management fee. The advisor can terminate this anticipated voluntary waiver at any time. The management fee paid by the Fund (after the anticipated voluntary waiver) is expected to be 0.00% for the fiscal year ending April 30, 2004.

(3)	The distribution (12b-1) fee for the Fund’s Class A Shares is expected to be voluntarily waived. This anticipated voluntary waiver can be terminated at any time. The distribution (12b-1) fee paid by the Fund’s Class A Shares (after the anticipated voluntary waiver) is expected to be 0.00% for the fiscal year ending April 30, 2004.

(4)	A portion of the shareholder services fee for the Fund’s Class A Shares is expected to be voluntarily waived. This anticipated voluntary waiver can be terminated at any time. The shareholder services fee paid by the Fund’s Class A Shares (after the anticipated voluntary waiver) is expected to be 0.18% for the fiscal year ending April 30, 2004.

(5)	Total Annual Fund Operating Expenses have been restated to reflect current fees.


Example

This Example is intended to help you compare the cost of investing in the Fund’s Class A Shares with the cost of investing in other mutual funds.


The Example assumes that you invest $10,000 in the Fund’s Class A Shares for the time periods indicated and then redeem all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s Class A Shares operating expenses are before waivers as estimated in the table and remain the same. Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:

Class A	1 Year	3 Years	5 Years	10 Years
	$160	$496	$855	$1,867


MTB SHORT DURATION GOVERNMENT BOND FUND

(formerly VISION Institutional Limited Duration Government Fund)

Goal

To seek current income, with preservation of capital as a secondary objective.

Strategy

The Fund normally invests substantially all, but under normal market conditions no less than 80% of the value of its net assets in a diversified portfolio of debt obligations issued or supported as to principal and interest by the U.S. government or its agencies and instrumentalities including mortgage backed securities, asset backed securities, variable and floating rate securities, and zero coupon securities, and in repurchase agreements backed by such securities. Certain mortgage backed securities, including adjustable rate mortgage securities (ARMs) and collateralized mortgage obligations (CMOs) are included within the definition of “U.S. government securities”. The Fund expects to maintain a duration of less than three years under normal market conditions.

Risks

All mutual funds take investment risks. Therefore, it is possible to lose money by investing in the Fund. The primary factors that may reduce the Fund’s returns include:

  Interest Rate Risks. Prices of fixed income securities generally fall when interest rates rise.
  Credit Risks. There is a possibility that issuers of securities in which the Fund may invest may default in the payment of interest or principal on the securities when due, which would cause the Fund to lose money.
  Call Risks. Issuers of securities may redeem the securities prior to maturity at a price below their current market value.
  Prepayment Risks. When homeowners prepay their mortgages in response to lower interest rates, the Fund will be required to reinvest the proceeds at the lower interest rates available. Also, when interest rates fall, the price of mortgage backed securities may not rise to as great an extent as that of other fixed income securities.

Performance Information

Risk/Return Bar Chart

Performance Over 7 Years


Best Quarter 3.51% (9/30/01)

Worst Quarter 0.13% (3/31/02)

The total returns shown above are for the Institutional I Shares, which is another class of shares offered by MTB Short Duration Government Bond Fund. Institutional I Shares are not offered in this prospectus for the Fund’s Class A, Class B and Class C Shares. The total returns for Institutional I Shares are disclosed here because Class A Shares had not yet been publicly offered. These total returns would be substantially similar to the annual returns for Class A Shares over the same period and would differ only to the extent that the two classes do not have the same expenses. It is anticipated that expenses of Class A Shares will exceed those of the Institutional I Shares.


The bar chart shows the variability of the Fund’s Institutional I Shares total returns on a calendar year-end basis.

The total returns displayed for the Fund’s Institutional I Shares do not reflect the payment of any sales charges or recurring shareholder account fees. If these charges or fees had been included, the returns shown would have been lower.


The Fund’s Institutional I Shares total return for the six-month period from January 1, 2003 to June 30, 2003 was 1.13%.

Average Annual Total Return Table

The following table represents the Fund’s Institutional I Shares Average Annual Total Returns, for the calendar periods ended December 31, 2002. Return Before Taxes is shown. In addition, Return After Taxes is shown for the Fund’s Institutional I Shares to illustrate the effect of federal taxes on Fund returns. Actual after-tax returns depend on each investor’s personal tax situation, and are likely to differ from those shown. The table also shows returns for the Lehman Brothers 1-3 Year Government Bond Index (LB1-3GB), a broad-based market index, and the Lipper Short U.S. Government Index. The LB1-3GB tracks the performance of short-term U.S. government and corporate bonds. The Lipper Short U.S. Government Index is a composite of mutual funds, designated by Lipper, Inc., with goals similar to the Fund’s goals. Total returns for the indexes shown do not reflect sales charges, expenses or other fees that the SEC requires to be reflected in the Fund’s performance. The indexes are unmanaged and it is not possible to invest directly in an index.

The information presented below, for the periods prior to January 8, 2001, is the historical information for VISION Limited Duration Government Securities Fund. The quoted performance of Short Duration Government Bond Fund includes performance of certain predecessor collective trust fund (“commingled”) accounts, for the periods dating back from October 31, 1995 through VISION Limited Duration Government Securities Fund’s commencement of operations on July 1, 1997, as adjusted to reflect the expenses associated with the Fund. The commingled accounts were not registered with the SEC and, therefore, were not subject to investment restrictions imposed by law on registered mutual funds. If the commingled accounts had been registered, the commingled accounts’ performance may have been adversely affected.


(For the periods ended December 31, 2002)

			Start of
Institutional I Shares	1 Year	5 Years	Performance(1)
Return Before Taxes	2.68%	4.97%	5.00%

Return After Taxes on Distributions(2)	0.78%	2.70%	3.25%

Return After Taxes on Distributions and
Sale of Fund Shares(2)	1.61%	2.82%	3.14%

LB1-3GB	6.01%	6.51%	6.41%

Lipper Short U.S. Government Index	5.29%	5.87%	5.84%

(1)	The Fund’s Institutional I Shares start of performance date was October 31, 1995.
(2)	After-tax returns are calculated using a standard set of assumptions. The stated returns assume the highest historical federal income and capital gains tax rates. Return After Taxes on Distributions assumes a continued investment in the Fund and shows the effect of taxes on Fund distributions. Return After Taxes on Distributions and Sale of Fund Shares assumes all shares were redeemed at the end of each measurement period, and shows the effect of any taxable gain (or offsetting loss) on redemption, as well as the effects of taxes on Fund distributions. These after-tax returns do not reflect the effect of any applicable state and local taxes. After-tax returns are not relevant to investors holding shares through tax-deferred programs, such as IRA or 401(k) plans.

Past performance is no guarantee of future results. This information provides you with historical performance information so that you can analyze whether the Fund’s investment risks are balanced by its potential returns.

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold Shares of the Fund’s Class A Shares and Class B Shares.

Shareholder Fees
Fees Paid Directly From Your Investment
	Class A	Class B

Maximum Sales Charge (Load) Imposed on
Purchases (as a percentage of offering price)	3.00%	None

Maximum Deferred Sales Charge (Load) (as
a percentage of original purchase price or
redemption proceeds, as applicable)	None	5.00%

Maximum Sales Charge (Load) Imposed
on Reinvested Dividends (and other
Distributions) (as a percentage of offering price)	None	None

Redemption Fee (as a percentage of
amount redeemed, if applicable)	None	None

Exchange Fee	None	None

Annual Fund Operating Expenses (Before Waivers)(1)

Expenses That are Deducted From Fund Assets (as a percentage of average net assets)


	Class A		Class B
Management Fee(2)	0.60%		0.60%

Distribution (12b-1) Fee	0.25	%(3)	0.75%

Shareholder Services Fee	0.25	%(4)	0.25%

Other Expenses	0.20%		0.20%

Total Annual Fund Operating Expenses(5)	1.30%		1.80	%(6)

(2)	ThAlthough not contractually obligated to do so, the advisor, distributor and shareholder services provider expect to waive certain amounts. These are shown below along with the net expenses the Fund expects to pay for the fiscal year ending April 30, 2004.

Total Waivers of Fund Expenses	0.51%	0.11%

Total Actual Annual Fund Operating

Expenses (after waivers)	0.79%	1.69%

(2)	The advisor expects to voluntarily waive a portion of the management fee. The advisor can terminate this anticipated voluntary waiver at any time. The management fee paid by the Fund (after the anticipated voluntary waiver) is expected to be 0.49% for the fiscal year ending April 30, 2004.
(3)	A portion of the distribution (12b-1) fee for the Fund’s Class A Shares is expected to be voluntarily waived. This anticipated voluntary waiver can be terminated at any time. The distribution (12b-1) fee paid by the Fund’s Class A Shares (after the anticipated voluntary waiver) is expected to be 0.10% for the fiscal year ending April 30, 2004.
(4)	The shareholder services fee for the Fund’s Class A Shares is expected to be voluntarily waived. This anticipated voluntary waiver can be terminated at any time. The shareholder services fee paid by the Fund’s Class A Shares (after the anticipated voluntary waiver) is expected to be 0.00% for the fiscal year ending April 30, 2004.
(5)	Total Annual Fund Operating Expenses have been restated to reflect current fees.
(6)	After Class B Shares have been held for eight years from the date of purchase, they will automatically convert to Class A Shares on or about the last day of the following month. Class A Shares pay lower operating expenses than Class B Shares.


Example

This Example is intended to help you compare the cost of investing in the Fund’s Class A Shares and Class B Shares with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund’s Class A Shares and Class B Shares for the time periods indicated and then redeem all of your Shares at the end of those periods. Expenses assuming no redemption are also shown. The Example also assumes that your investment has a 5% return each year and that the Fund’s Class A Shares and Class B Shares operating expenses are before waivers as estimated in the table and remain the same. Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:


Class A	1 Year	3 Years	5 Years	10 Years
Expenses assuming
redemption	$428	$700	$991	$1,821
Expenses assuming
no redemption	$428	$700	$991	$1,821
Class B
Expenses assuming
redemption	$683	$866	$1,175	$1,985
Expenses assuming
no redemption	$183	$566	$975	$1,985


MTB SHORT-TERM CORPORATE BOND FUND

Goal

Current income.

Strategy


The Fund seeks its investment goal by investing primarily in U.S. corporate fixed income securities. Under normal circumstances, the Fund invests at least 80% of its net assets in U.S. corporate fixed income securities. The Fund’s Advisor will select investment grade securities and unrated securities determined to be of comparable quality, but also may invest up to 15% of the Fund’s total assets in lower-rated debt securities (“junk bonds”). The Fund also invests in a range of U.S. government securities, including mortgage and asset backed securities. The Fund will have a dollar-weighted average maturity of no more than three years. However, the dollar-weighted average maturity of the Fund’s investments will vary depending on market conditions.

In selecting securities for the Fund, the Advisor considers a security’s current yield, capital appreciation potential, maturity and yield to maturity. The Advisor will monitor changing economic conditions and trends, including interest rates, and may sell securities in anticipation of an increase in interest rates or purchase securities in anticipation of a decline in interest rates.


Risks

All mutual funds take investment risks. Therefore, it is possible to lose money by investing in the Fund. The primary factors that may reduce the Fund’s returns include:

  Interest Rate Risks. Prices of fixed income securities generally fall when interest rates rise.
  Credit Risks. There is a possibility that issuers of securities in which the Fund may invest may default in the payment of interest or principal on the securities when due, which would cause the Fund to lose money.
  Call Risks. Issuers of securities may redeem the securities prior to maturity at a price below their current market value.
  Prepayment Risks. When homeowners prepay their mortgages in response to lower interest rates, the Fund will be required to reinvest the proceeds at the lower interest rates available. Also, when interest rates fall, the price of mortgage backed securities may not rise to as great an extent as that of other fixed income securities.
  Risks Associated with Non-Investment Grade Securities. Securities rated below investment grade, also known as junk bonds, generally entail greater interest rate and credit risks than investment grade securities.

Performance Information

Risk/Return Bar Chart

Performance Over 6 Years

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Best Quarter 2.67% (9/30/98)

Worst Quarter (0.88)% (3/31/02)

The total returns shown above are for the Institutional I Shares, which is another class of shares offered by the Fund. The Institutional I Shares are not offered in this prospectus for the Fund’s Class A, Class B and Class C Shares. The total returns for the Fund’s Institutional I Shares are disclosed here because Class A Shares had not yet been publicly offered. These total returns would be substantially similar to the annual returns for the Class A Shares over the same period and would differ only to the extent that the two classes do not have the same expenses. It is anticipated that expenses of Class A Shares will exceed those of the Fund’s Institutional I Shares.

The bar chart shows the variability of the Fund’s Institutional I Shares total returns on a calendar year-end basis.

The Fund’s Institutional I Shares total return for the six-month period from January 1, 2003 to June 30, 2003 was 1.65%.

Average Annual Total Return Table

The following table represents the Fund’s Institutional I Shares Average Annual Total Returns for the calendar periods ended December 31, 2002. Return Before Taxes is shown. In addition, Return After Taxes is shown for the Fund’s Institutional I Shares to illustrate the effect of federal taxes on Fund returns. Actual after-tax returns depend on each investor’s personal tax situation, and are likely to differ from those shown. The table also shows returns for the Lehman Brothers 1-3 Year Government Bond Index (LB1-3GB), a broad-based market index, and the Lipper Short Investment Grade Debt Funds Objective (average). The LB1-3GB is a widely recognized index of U.S. government obligations with maturities between one and three years. The Lipper Short Investment Grade Debt Funds Objective is a composite of mutual funds, designated by Lipper, Inc., with goals similar to the Fund’s goals. Total returns for the index shown do not reflect sales charges, expenses or other fees that the SEC requires to be reflected in the Fund’s performance. The index and average are unmanaged and it is not possible to invest directly in an index or average.

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(For the periods ended December 31, 2002)

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			Start of
Institutional I Shares	1 Year	5 Years	Performance(1)

Return Before Taxes	4.30%	5.12%	5.20%

Return After Taxes on Distributions(2)	2.82%	3.10%	3.12%

Return After Taxes on Distributions and
Sale of Fund Shares(2)	2.62%	3.09%	3.11%

LB1-3GB	6.01%	6.51%	6.50%

Lipper Short Investment Grade
Debt Funds Objective	3.76%	5.45%	5.78%
(1)	The Fund’s Institutional I Shares start of performance date was April 1, 1996. Performance presented prior to March 30, 1998 reflects the performance of the Marketvest Short-Term Bond Fund Shares, which were offered beginning April 1, 1996. The assets of the Marketvest fund were reorganized into the predecessor ARK Fund in 1998 following the acquisition by Allfirst Financial Inc. of Dauphin Deposit Corporation.

(2)	After-tax returns are calculated using a standard set of assumptions. The stated returns assume the highest historical federal income and capital gains tax rates. Return After Taxes on Distributions assumes a continued investment in the Fund and shows the effect of taxes on Fund distributions. Return After Taxes on Distributions and Sale of Fund Shares assumes all shares were redeemed at the end of each measurement period, and shows the effect of any taxable gain (or offsetting loss) on redemption, as well as the effects of taxes on Fund distributions. These after-tax returns do not reflect the effect of any applicable state and local taxes. After-tax returns are not relevant to investors holding shares through tax-deferred programs, such as IRA or 401(k) plans.


Past performance is no guarantee of future results. This information provides you with historical performance information so that you can analyze whether the Fund’s investment risks are balanced by its potential returns.

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold Shares of the Fund’s Class A Shares and Class B Shares.

Shareholder Fees

Fees Paid Directly From Your Investment

	Class A	Class B

Maximum Sales Charge (Load) Imposed on
Purchases (as a percentage of offering price)	3.00%	None
Maximum Deferred Sales Charge (Load)
(as a percentage of original purchase price
or redemption proceeds, as applicable)	None	5.00%
Maximum Sales Charge (Load) Imposed on
Reinvested Dividends (and other Distributions)
(as a percentage of offering price)	None	None
Redemption Fee (as a percentage
of amount redeemed, if applicable)	None	None
Exchange Fee	None	None

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Annual Fund Operating Expenses (Before Waivers)(1)

Expenses That are Deducted From Fund Assets (as a percentage of average net assets)

	Class A		Class B

Management Fee	0.70%		0.70%

Distribution (12b-1) Fee	0.25	%(2)	0.75%

Shareholder Services Fee	0.25	%(3)	0.25%

Other Expenses	0.23%		0.23%

Total Annual Fund Operating Expenses(4)	1.43%		1.93	%(5)

(1)	Although not contractually obligated to do so, the distributor and shareholder services provider expect to waive certain amounts. These are shown below along with the net expenses the Fund expects to pay for the fiscal year ending April 30, 2004.

Total Waiver of Fund Expenses	0.33%	0.00%
Total Actual Annual Fund Operating
Expenses (after waivers)	1.10%	1.93%

(2)	A portion of the distribution (12b-1) fee for the Fund’s Class A Shares is expected to be voluntarily waived. This anticipated voluntary waiver can be terminated at any time. The distribution (12b-1) fee paid by the Fund’s Class A Shares is expected to be 0.17% for the fiscal year ending April 30, 2004.

(3)	The shareholder services fee for the Fund’s Class A Shares is expected to be voluntarily waived. This anticipated voluntary waiver can be terminated at any time. The shareholder services fee paid by the Fund’s Class A Shares (after the anticipated voluntary waiver) is expected to be 0.00% for the fiscal year ending April 30, 2004.

(4)	Total Annual Fund Operating Expenses have been restated to reflect current fees.
(5)	After Class B Shares have been held for eight years from the date of purchase, they will automatically convert to Class A Shares on or about the last day of the following month. Class A Shares pay lower operating expenses than Class B Shares.

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Example

This Example is intended to help you compare the cost of investing in the Fund’s Class A Shares and Class B Shares with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund’s Class A Shares and Class B Shares for the time periods indicated and then redeem all of your Shares at the end of those periods. Expenses assuming no redemption are also shown. The Example also assumes that your investment has a 5% return each year and that the Fund’s Class A Shares and Class B Shares operating expenses are before waivers as estimated in the table and remain the same. Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:


Class A	1 Year	3 Years	5 Years	10 Years
Expenses assuming
redemption	$441	$739	$1,058	$1,962
Expenses assuming
no redemption	$441	$739	$1,058	$1,962
Class B
Expenses assuming
redemption	$696	$906	$1,242	$2,124
Expenses assuming
no redemption	$196	$606	$1,042	$2,124


MTB U.S. GOVERNMENT BOND FUND

(formerly VISION U.S. Government Securities Fund)

Goal

To provide current income. Capital appreciation is a secondary, non-fundamental investment consideration.

Strategy

The Fund invests, under normal market conditions, at least 80% of the value of its net assets in a diversified portfolio consisting of debt obligations that are guaranteed as to payment of principal and interest by the U.S. government or its agencies or instrumentalities, including mortgage backed securities issued by U.S. government agencies. The Fund anticipates that most of its assets will be invested in fixed income securities having maturities greater than one year. Certain mortgage backed securities, including adjustable rate mortgage securities (ARMs) and collateralized mortgage obligations (CMOs) are included within the definition of “U.S. government securities.” The Fund may invest at times to a limited extent in other types of debt obligations to enhance total return (e.g., corporate debt obligations, taxable municipal securities, asset backed securities, etc.).

Risks

All mutual funds take investment risks. Therefore, it is possible to lose money by investing in the Fund. The primary factors that may reduce the Fund’s returns include:

  Interest Rate Risks. Prices of fixed income securities generally fall when interest rates rise.
  Credit Risks. There is a possibility that issuers of securities in which the Fund may invest may default in the payment of interest or principal on the securities when due, which would cause the Fund to lose money.
  Call Risks. Issuers of securities may redeem the securities prior to maturity at a price below their current market value.
  Prepayment Risks. When homeowners prepay their mortgages in response to lower interest rates, the Fund will be required to reinvest the proceeds at the lower interest rates available. Also, when interest rates fall, the price of mortgage backed securities may not rise to as great an extent as that of other fixed income securities.

Performance Information

Risk/Return Bar Chart

Performance Over 9 Years

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Best Quarter 6.45% (6/30/95)

Worst Quarter (2.81)% (6/30/94)

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The bar chart shows the variability of the Fund’s Class A Shares total returns on a calendar year-end basis.

The total returns displayed for the Fund’s Class A Shares do not reflect the payment of any sales charges or recurring shareholder account fees. If these charges or fees had been included, the returns shown would have been lower.

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The Fund’s Class A Shares total return for the six-month period from January 1, 2003 to June 30, 2003 was 3.08%.

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Average Annual Total Return Table

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The following table represents the Fund’s Class A Shares Average Annual Total Returns, reduced to reflect applicable sales charges, for the calendar periods ended December 31, 2002. Return Before Taxes is shown. In addition, Return After Taxes is shown for the Fund’s Class A Shares to illustrate the effect of federal taxes on Fund returns. Actual after-tax returns depend on each investor’s personal tax situation, and are likely to differ from those shown. The table also shows returns for the Lehman Brothers Aggregate Bond Index (LBAB) and Lehman Brothers U.S. Government Bond Index (LBUSGB), broad-based market indexes, and the Lipper U.S. Government Funds Objective (average). The LBAB is an index measuring both the capital price changes and income provided by the underlying universe of securities, comprised of U.S. Treasury obligations, U.S. agency obligations, foreign obligations, U.S. investment grade corporate debt and mortgage backed obligations. The LBUSGB is a market value weighted index of U.S. government and government agency securities (other than mortgage securities) with maturities of one year or more. The Lipper U.S. Government Funds Objective is a composite of mutual funds, designated by Lipper, Inc., with goals similar to the Fund’s goals. The Advisor has elected to change the index from LBAB to LBUSGB because it is more representative of the securities in which the Fund invests. Total returns for the indexes shown do not reflect sales charges, expenses or other fees that the SEC requires to be reflected in the Fund’s performance. The indexes and average are unmanaged and it is not possible to invest directly in an index or average.


(For the periods ended December 31, 2002)

			Start of
Class A Shares	1 Year	5 Years	Performance(1)
Return Before Taxes	4.76%	5.85%	5.55%

Return After Taxes on Distributions(2)	2.58%	3.36%	3.07%

Return After Taxes on Distributions
and Sales of Fund Shares(2)	2.86%	3.40%	3.14%

LBAB	10.25%	7.55%	7.08%

LBUSGB	11.50%	7.26%	6.99%

Lipper U.S. Government
Funds Objective	9.84%	6.55%	5.96%

(1)	The Fund’s Class A Shares start of performance date was September 22, 1993.
(2)	After-tax returns are calculated using a standard set of assumptions. The stated returns assume the highest historical federal income and capital gains tax rates. Return After Taxes on Distributions assumes a continued investment in the Fund and shows the effect of taxes on Fund distributions. Return After Taxes on Distributions and Sale of Fund Shares assumes all shares were redeemed at the end of each measurement period, and shows the effect of any taxable gain (or offsetting loss) on redemption, as well as the effects of taxes on Fund distributions. These after-tax returns do not reflect the effect of any applicable state and local taxes. After-tax returns are not relevant to investors holding shares through tax-deferred programs, such as IRA or 401(k) plans.

Past performance is no guarantee of future results. This information provides you with historical performance information so that you can analyze whether the Fund’s investment risks are balanced by its potential returns.

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold Shares of the Fund’s Class A Shares and Class B Shares.

Shareholder Fees

Fees Paid Directly From Your Investment

	Class A	Class B

Maximum Sales Charge (Load) Imposed on Purchases
(as a percentage of offering price)	4.50%	None

Maximum Deferred Sales Charge (Load) (as a percentage
of original purchase price or redemption
proceeds, as applicable)	None	5.00%

Maximum Sales Charge (Load) Imposed on Reinvested
Dividends (and other Distributions) (as a percentage
of offering price)	None	None

Redemption Fee (as a percentage of amount
redeemed, if applicable)	None	None

Exchange Fee	None	None

Annual Fund Operating Expenses (Before Waivers)(1)

Expenses That are Deducted From Fund Assets (as a percentage of average net assets)


	Class A	Class B
Management Fee	0.70%	0.70%

Distribution (12b-1) Fee	0.25%(2)	0.75%

Shareholder Services Fee	0.25%(3)	0.25%

Other Expenses	0.21%	0.21%

Total Annual Fund Operating Expenses(4)	1.41%	1.91%(5)
(1)	Although not contractually obligated to do so, the distributor and shareholder services provider expect to waive certain amounts. These are shown below along with the net expenses the Fund expects to pay for the fiscal year ending April 30, 2004.

Total Waivers of Fund Expenses	0.46%	0.00%
Total Actual Annual Fund Operating
Expenses (after waivers)	0.95%	1.91%

(2)	A portion of the distribution (12b-1) fee for the Fund’s Class A Shares is expected to be voluntarily waived. This anticipated voluntary waiver can be terminated at any time. The distribution (12b-1) fee paid by the Fund’s Class A Shares (after the anticipated voluntary waiver) is expected to be 0.04% for the fiscal year ending April 30, 2004.

(3)	The shareholder services fee for the Fund’s Class A Shares is expected to be voluntarily waived. This anticipated voluntary waiver can be terminated at any time. The shareholder services fee paid by the Fund’s Class A Shares (after the anticipated voluntary waiver) is expected to be 0.00% for the fiscal year ending April 30, 2004.

(4)	Total Annual Fund Operating Expenses have been restated to reflect current fees.
(5)	After Class B Shares have been held for eight years from the date of purchase, they will automatically convert to Class A Shares on or about the last day of the following month. Class A Shares pay lower operating expenses than Class B Shares.


Example

This Example is intended to help you compare the cost of investing in the Fund’s Class A Shares and Class B Shares with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund’s Class A Shares and Class B Shares for the time periods indicated and then redeem all of your Shares at the end of those periods. Expenses assuming no redemption are also shown. The Example also assumes that your investment has a 5% return each year and that the Fund’s Class A Shares and Class B Shares operating expenses are before waivers as estimated in the table and remain the same. Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:


Class A	1 Year	3 Years	5 Years	10 Years
Expenses assuming
redemption	$587	$876	$1,186	$2,065
Expenses assuming
no redemption	$587	$876	$1,186	$2,065
Class B
Expenses assuming
redemption	$694	$900	$1,232	$2,103
Expenses assuming
no redemption	$194	$600	$1,032	$2,103


MTB NEW YORK MUNICIPAL BOND FUND

(formerly VISION New York Municipal Income Fund)

Goal

To provide current income which is exempt from federal regular income tax and the personal income taxes imposed by the State of New York and New York municipalities and is consistent with the preservation of capital.

Strategy

Under normal circumstances, the Fund invests its assets so that at least 80% of the income it distributes will be exempt from federal regular income tax and personal income tax imposed by the State of New York and New York municipalities. However, the income on these securities may be subject to the federal alternative minimum tax. The Fund is non-diversified, which means it can invest a larger percentage of assets in a small number of issuers. The Fund invests in investment grade municipal securities.


In selecting securities, the Fund’s Advisor considers the future direction of interest rates and the shape of the yield curve, as well as credit quality and sector allocation issues. Sector allocation issues involve the relative attractiveness of rates and market opportunities in sectors such as general obligation or revenue bonds.


Risks

All mutual funds take investment risks. Therefore, it is possible to lose money by investing in the Fund. The primary factors that may reduce the Fund’s returns include:

  Interest Rate Risks. Prices of fixed income securities generally fall when interest rates rise.
  Credit Risks. There is a possibility that issuers of securities in which the Fund may invest may default in the payment of interest or principal on the securities when due, which would cause the Fund to lose money.
  Call Risks. Issuers of securities may redeem the securities prior to maturity at a price below their current market value.
  Tax Risks. Failure of a municipal security to meet certain legal requirements may cause the interest received and distributed by the Fund to shareholders to be taxable.
  Risks of Non-Diversification. The Fund may invest a higher percentage of its assets among fewer issuers of portfolio securities.
  New York Investment Risks. The Fund will be more susceptible to any economic, business, political or other developments which generally affect securities issued by New York issuers.

Performance Information

Risk/Return Bar Chart

Performance Over 9 Years


Best Quarter 6.57% (3/31/95)

Worst Quarter (4.48)% (3/31/94)


The bar chart shows the variability of the Fund’s Class A Shares total returns on a calendar year-end basis.

The total returns displayed for the Fund’s Class A Shares do not reflect the payment of any sales charges or recurring shareholder account fees. If these charges or fees had been included, the returns shown would have been lower.


The Fund’s Class A Shares total return for the six-month period from January 1, 2003 to June 30, 2003 was 3.02%.


Average Annual Total Return Table

The following table represents the Fund’s Class A Shares Average Annual Total Returns, reduced to reflect applicable sales charges, for the calendar periods ended December 31, 2002. Return Before Taxes is shown. In addition, Return After Taxes is shown for the Fund’s Class A Shares to illustrate the effect of federal taxes on Fund returns. Actual after-tax returns depend on each investor’s personal tax situation, and are likely to differ from those shown. The table also shows returns for the Lehman Brothers New York Tax-Exempt Index (LBNYTE), a broad-based market index, and the Lipper New York Municipal Debt Funds Average. The LBNYTE is a total return performance benchmark for the New York long-term, investment grade, tax-exempt bond market. Returns and attributes for this index are calculated semi-monthly using approximately 22,000 municipal bonds classified as general obligation bonds (state and local), revenue bonds (excluding insured revenue bonds), insured bonds (includes all bond insurers with Aaa/AAA ratings), and prerefunded bonds. The Lipper New York Municipal Debt Funds Objective is a composite of mutual funds, designated by Lipper, Inc., with goals similar to the Fund’s goals. Total returns for the index shown do not reflect sales charges, expenses or other fees that the SEC requires to be reflected in the Fund’s performance. The index and average are unmanaged and it is not possible to invest directly in an index or average.

(For the periods ended December 31, 2002)


			Start of
Class A Shares	1 Year	5 Years	Performance(1)
Return Before Taxes	3.86%	4.12%	5.03%

Return After Taxes on Distributions(2)	3.83%	4.05%	4.98%

Return After Taxes on Distributions
and Sale of Fund Shares(2)	3.88%	4.10%	4.90%

LBNYTE	9.67%	6.17%	6.32%

Lipper New York Municipal Debt
Funds Average	8.83%	4.92%	5.13%
(1)	The Fund’s Class A Shares start of performance date was September 22, 1993.
(2)	After-tax returns are calculated using a standard set of assumptions. The stated returns assume the highest historical federal income and capital gains tax rates. Return After Taxes on Distributions assumes a continued investment in the Fund and shows the effect of taxes on Fund distributions. Return After Taxes on Distributions and Sale of Fund Shares assumes all shares were redeemed at the end of each measurement period, and shows the effect of any taxable gain (or offsetting loss) on redemption, as well as the effects of taxes on Fund distributions. These after-tax returns do not reflect the effect of any applicable state and local taxes. After-tax returns are not relevant to investors holding shares through tax-deferred programs, such as IRA or 401(k) plans.


Past performance is no guarantee of future results. This information provides you with historical performance information so that you can analyze whether the Fund’s investment risks are balanced by its potential returns.

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold Shares of the Fund’s Class A Shares and Class B Shares.

Shareholder Fees

Fees Paid Directly From Your Investment

	Class A	Class B

Maximum Sales Charge (Load) Imposed on Purchases
(as a percentage of offering price)	4.50%	None

Maximum Deferred Sales Charge (Load) (as a
percentage of original purchase price or
redemption proceeds, as applicable)	None	5.00%

Maximum Sales Charge (Load) Imposed on
Reinvested Dividends (and other Distributions)
(as a percentage of offering price)	None	None

Redemption Fee (as a percentage of
amount redeemed, if applicable)	None	None

Exchange Fee	None	None

Annual Fund Operating Expenses (Before Waivers)(1)

Expenses That are Deducted From Fund Assets (as a percentage of average net assets)


	Class A		Class B

Management Fee(2)	0.70%		0.70%

Distribution (12b-1) Fee	0.25	%(3)	0.75%

Shareholder Services Fee(4)	0.25%		0.25%

Other Expenses	0.23%		0.23%

Total Annual Fund Operating Expenses(5)	1.43%		1.93	%(6)

(1)	Although not contractually obligated to do so, the advisor, distributor and shareholder services provider expect to waive certain amounts. These are shown below along with the net expenses the Fund expects to pay for the fiscal year ending April 30, 2004.

Total Waivers of Fund Expenses	0.57%	0.10%
Total Actual Annual Fund Operating
Expenses (after waivers)	0.86%	1.83%

(2)	The advisor expects to voluntarily waive a portion of the management fee. The advisor can terminate this anticipated voluntary waiver at any time. The management fee paid by the Fund (after the anticipated voluntary waiver) is expected to be 0.63% for the fiscal year ending April 30, 2004.

(3)	The distribution (12b-1) fee for the Fund’s Class A Shares is expected to be voluntarily waived. This anticipated voluntary waiver can be terminated at any time. The distribution (12b-1) fee paid by the Fund’s Class A Shares (after the anticipated voluntary waiver) is expected to be 0.00% for the fiscal year ending April 30, 2004.

(4)	All or a portion of the shareholder services fee for the Fund’s Class A Shares and Class B Shares is expected to be voluntarily waived. This anticipated voluntary waiver can be terminated at any time. The shareholder services fee paid by the Fund’s Class A Shares and Class B Shares (after the anticipated voluntary waiver) is expected to be 0.00% and 0.22%, respectively, for the fiscal year ending April 30, 2004.

(5)	Total Annual Fund Operating Expenses have been restated to reflect current fees.
(6)	After Class B Shares have been held for eight years from the date of purchase, they will automatically convert to Class A Shares on or about the last day of the following month. Class A Shares pay lower operating expenses than Class B Shares.


Example

This Example is intended to help you compare the cost of investing in the Fund’s Class A Shares and Class B Shares with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund’s Class A Shares and Class B Shares for the time periods indicated and then redeem all of your Shares at the end of those periods. Expenses assuming no redemption are also shown. The Example also assumes that your investment has a 5% return each year and that the Fund’s Class A Shares and Class B Shares operating expenses are before waivers as estimated in the table and remain the same. Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:


Class A	1 Year	3 Years	5 Years	10 Years
Expenses assuming
redemption	$589	$882	$1,196	$2,086
Expenses assuming
no redemption	$589	$882	$1,196	$2,086
Class B
Expenses assuming
redemption	$696	$906	$1,242	$2,124
Expenses assuming
no redemption	$196	$606	$1,042	$2,124


MTB PENNSYLVANIA MUNICIPAL BOND FUND

Goal

Current income exempt from federal regular income tax and Pennsylvania personal income taxes.

Strategy

The Fund seeks its investment goal by investing primarily in municipal securities that generate income that is exempt from federal regular income tax and Pennsylvania personal income taxes. The principal issuers of these securities are state and local governments and agencies located in Pennsylvania, as well as the District of Columbia, Puerto Rico, and other U.S. territories and possessions. Under normal market conditions, the Fund’s assets will be invested so that at least 80% of its income distributed will not be subject to federal regular income tax and Pennsylvania personal income tax. However, the income from these securities may be subject to federal alternative minimum tax. The Fund is non-diversified, which means it can invest a larger percentage of assets in a small number of issuers. The Fund normally invests in investment grade debt securities with long and intermediate maturities, and the Fund will have a dollar-weighted average maturity of seven to twelve years. However, the Fund has no maturity restrictions on individual issues, and the dollar-weighted average maturity of the Fund’s investments will vary depending on market conditions.


In selecting securities, the Fund’s Advisor considers the future direction of interest rates and the shape of the yield curve, as well as credit quality and sector allocation issues. Sector allocation issues involve the relative attractiveness of rates and market opportunities in sectors such as general obligation or revenue bonds.


Risks

All mutual funds take investment risks. Therefore, it is possible to lose money by investing in the Fund. The primary factors that may reduce the Fund’s returns include:

  Interest Rate Risks. Prices of fixed income securities generally fall when interest rates rise.
  Credit Risks. There is a possibility that issuers of securities in which the Fund may invest may default in the payment of interest or principal on the securities when due, which would cause the Fund to lose money.
  Call Risks. Issuers of securities may redeem the securities prior to maturity at a price below their current market value.
  Tax Risks. Failure of a municipal security to meet certain legal requirements may cause the interest received and distributed by the Fund to shareholders to be taxable.
  Risks of Non-Diversification. The Fund may invest a higher percentage of its assets among fewer issuers of portfolio securities.
  Pennsylvania Investment Risks. The Fund will be more susceptible to any economic, business, political or other developments which generally affect securities issued by Pennsylvania issuers.

Performance Information

Risk/Return Bar Chart

Performance Over 6 Years


Best Quarter 4.13% (9/30/02)

Worst Quarter (2.58)% (6/30/99)

The bar chart shows the variability of the Fund’s Class A Shares total returns on a calendar year-end basis.

The total returns displayed for the Fund’s Class A Shares do not reflect the payment of any sales charges or recurring shareholder account fees. If these charges or fees had been included, the returns shown would have been lower. The Fund’s Class A Shares total return for the three-month period from January 1, 2003 to June 30, 2003 was 3.61%.


Average Annual Total Return Table


The following table represents the Fund’s Class A and Class B Shares Average Annual Total Returns, reduced to reflect applicable sales charges, for the calendar periods ended December 31, 2002. Return Before Taxes is shown. In addition, Return After Taxes is shown for the Accounting Survivor’s Class A Shares to illustrate the effect of federal taxes on Fund returns. Actual after-tax returns depend on each investor’s personal tax situation, and are likely to differ from those shown. The table also shows returns for the Lehman Brothers 10 Year Municipal Bond Index (LB10MB) and the Lehman Brothers 7 Year Municipal Bond Index (LB7MB), broad-based market indexes, and the Lipper Pennsylvania Municipal Debt Funds Objective (average). The LB10MB is a widely recognized index of long-term investment grade tax-exempt bonds. The index includes general obligation bonds, revenue bonds, insured bonds and prerefunded bonds with maturities between eight and twelve years. The LB7MB is a widely recognized index of long-term investment grade tax-exempt bonds. The index includes general obligation bonds, revenue bonds, insured bonds and prerefunded bonds with maturities between six and eight years. The Lipper Pennsylvania Municipal Debt Funds Objective is a composite of mutual funds, designated by Lipper, Inc., with goals similar to the Fund’s goals. Total returns for the indexes shown do not reflect sales charges, expenses or other fees that the SEC requires to be reflected in the Fund’s performance. The indexes and average are unmanaged and it is not possible to invest directly in an index or average.


(For the periods ended December 31, 2002)


			Start of
Class A Shares	1 Year	5 Years	Performance(1)
Return Before Taxes	3.99%	3.73%	4.22	%*

Return After Taxes on Distributions(2)	3.99%	3.68%	4.17	%*

Return After Taxes on Distributions and
Sale of Fund Shares(2)	3.96%	3.75%	4.16	%*

Class B Shares

Return Before Taxes	3.14%	5.62%	5.65	%**

LB10MB	10.17%	6.12%	6.68%

LB7MB	10.35%	6.07%	6.34%

Lipper Pennsylvania Municipal
Debt Funds Objective	7.06%	4.48%	5.23%

(1)	The Fund’s Class A and Class B Shares start of performance date was April 1, 1996. Performance presented prior to March 30, 1998 reflects the performance of the Marketvest Pennsylvania Intermediate Municipal Bond Fund, which were offered beginning April 1, 1996. The assets of the Marketvest fund were reorganized into the predecessor ARK Fund in 1998 following the acquisition by Allfirst Financial Inc. of Dauphin Deposit Corporation.

(2)	After-tax returns are calculated using a standard set of assumptions. The stated returns assume the highest historical federal income and capital gains tax rates. Return After Taxes on Distributions assumes a continued investment in the Fund and shows the effect of taxes on Fund distributions. Return After Taxes on Distributions and Sale of Fund Shares assumes all shares were redeemed at the end of each measurement period, and shows the effect of any taxable gain (or offsetting loss) on redemption, as well as the effects of taxes on Fund distributions. These after-tax returns do not reflect the effect of any applicable state and local taxes. After-tax returns for Class B Shares will differ from those shown above for Class A Shares. After-tax returns are not relevant to investors holding shares through tax-deferred programs, such as IRA or 401(k) plans.

*	The start of performance date was April 1, 1996. Class A Shares of the Fund were offered beginning March 23, 1998. Performance results shown before that date are for the Fund’s Institutional I Shares and have been adjusted for the maximum sales charge and total annual operating expenses applicable to the Fund’s Class A Shares. The Fund’s Institutional I Shares, which is not offered by this prospectus, commenced operations on March 23, 1998. Performance results before that date are for the Marketvest Pennsylvania Intermediate Municipal Bond Fund, which began offering its shares on April 1, 1996 and was reorganized into the predecessor ARK Fund on March 20, 1998. The Fund’s Class A Shares annual returns would have been substantially similar to those of the Fund’s Institutional I Shares because Shares of each class are invested in the same portfolio of securities.

**	The start of performance date was April 1, 1996. Class B Shares of the Fund were offered beginning September 1, 1999. Performance results shown before that date are for the Fund’s Institutional I Shares and have been adjusted for the maximum CDSC and total annual operating expenses applicable to the Fund’s Class B Shares. The Fund’s Institutional I Shares, which is not offered by this prospectus, commenced operations on March 23, 1998. Performance results before that date are for the Marketvest Pennsylvania Intermediate Municipal Bond Fund, which began offering its shares on April 1, 1996 and was reorganized into the Fund on March 20, 1998. The Fund’s Class B Shares annual returns would have been substantially similar to those of the Fund’s Institutional I Shares because Shares of each class are invested in the same portfolio of securities.

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Past performance is no guarantee of future results. This information provides you with historical performance information so that you can analyze whether the Fund’s investment risks are balanced by its potential returns.

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold Shares of the Fund’s Class A Shares and Class B Shares.

Shareholder Fees

Fees Paid Directly From Your Investment

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	Class A	Class B

Maximum Sales Charge (Load) Imposed on
Purchases (as a percentage of offering price)	4.50%	None

Maximum Deferred Sales Charge (Load)
(as a percentage of original purchase price
or redemption proceeds, as applicable)	None	5.00%

Maximum Sales Charge (Load) Imposed on
Reinvested Dividends (and other Distributions)
(as a percentage of offering price)	None	None

Redemption Fee (as a percentage of
amount redeemed, if applicable)	None	None

Exchange Fee	None	None

Annual Fund Operating Expenses (Before Waivers)(1)

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Expenses That are Deducted From Fund Assets (as a percentage of average net assets)

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	Class A	Class B

Management Fee	0.70%	0.70%

Distribution (12b-1) Fee	0.25%	0.75%

Shareholder Services Fee(2)	0.25%	0.25%

Other Expenses	0.20%	0.20%

Total Annual Fund Operating Expenses(3)	1.40%	1.90%(4)

(1)	Although not contractually obligated to do so, the shareholder services provider expects to waive certain amounts. These are shown below along with the net expenses the Fund expects to pay for the fiscal year ending April 30, 2004.

Total Waiver of Fund Expenses	0.23%	0.06%
Total Actual Annual Fund Operating
Expenses (after waivers)	1.17%	1.84%

(2)	A portion of the shareholder services fee for the Fund’s Class A Shares and Class B Shares is expected to be voluntarily waived. This anticipated voluntary waiver can be terminated at any time. The shareholder services fee paid by the Fund’s Class A Shares and Class B Shares (after the anticipated voluntary waiver) is expected to be 0.02% and 0.19%, respectively, for the fiscal year ending April 30, 2004.

(3)	Total Annual Fund Operating Expenses have been restated to reflect current fees.
(4)	After Class B Shares have been held for eight years from the date of purchase, they will automatically convert to Class A Shares on or about the last day of the following month. Class A Shares pay lower operating expenses than Class B Shares.

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Example

This Example is intended to help you compare the cost of investing in the Fund’s Class A Shares and Class B Shares with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund’s Class A Shares and Class B Shares for the time periods indicated and then redeem all of your Shares at the end of those periods. Expenses assuming no redemption are also shown. The Example also assumes that your investment has a 5% return each year and that the Fund’s Class A Shares and Class B Shares operating expenses are before waivers as estimated in the table and remain the same. Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:

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Class A	1 Year	3 Years	5 Years	10 Years
Expenses assuming
redemption	$586	$873	$1,181	$2,054
Expenses assuming
no redemption	$586	$873	$1,181	$2,054
Class B
Expenses assuming
redemption	$693	$897	$1,226	$2,092

Expenses assuming
no redemption	$193	$597	$1,026	$2,092

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MTB MARYLAND MUNICIPAL BOND FUND

Goal

Current income exempt from federal regular income tax and Maryland state and local income taxes.

Strategy

The Fund seeks its investment goal by investing primarily in municipal securities that generate income that is exempt from federal regular income tax and Maryland state and local income taxes. The principal issuers of these securities are state and local governments and agencies located in Maryland, as well as the District of Columbia, Puerto Rico, and other U.S. territories and possessions. Under normal market conditions, the Fund’s assets will be invested so that at least 80% of its income distributed will not be subject to federal regular income tax and Maryland state income tax. However, the income from these securities may be subject to federal alternative minimum tax. The Fund is non-diversified, which means it can invest a larger percentage of assets in a small number of issuers. The Fund normally invests in investment grade debt securities with long and intermediate maturities, and the Fund will have a dollar-weighted average maturity of seven to twelve years. However, the Fund has no maturity restrictions on individual issues, and the dollar-weighted average maturity of the Fund’s investments will vary depending on market conditions.

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In selecting securities, the Fund’s Advisor considers the future direction of interest rates and the shape of the yield curve, as well as credit quality and sector allocation issues. Sector allocation issues involve the relative attractiveness of rates and market opportunities in sectors such as general obligation or revenue bonds.

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Risks

All mutual funds take investment risks. Therefore, it is possible to lose money by investing in the Fund. The primary factors that may reduce the Fund’s returns include:

  Interest Rate Risks. Prices of fixed income securities generally fall when interest rates rise.
  Credit Risks. There is a possibility that issuers of securities in which the Fund may invest may default in the payment of interest or principal on the securities when due, which would cause the Fund to lose money.
  Call Risks. Issuers of securities may redeem the securities prior to maturity at a price below their current market value.
  Tax Risks. Failure of a municipal security to meet certain legal requirements may cause the interest received and distributed by the Fund to shareholders to be taxable.
  Risks of Non-Diversification. The Fund may invest a higher percentage of its assets among fewer issuers of portfolio securities.
  Maryland Investment Risks. The Fund will be more susceptible to any economic, business, political or other developments which generally affect securities issued by Maryland issuers.

Performance Information

Risk/Return Bar Chart

Performance Over 6 Years

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Best Quarter
4.24%
(12/31/00)

Worst Quarter
(2.11)%
(6/30/99)

The bar chart shows the variability of the Fund’s Class A Shares total returns on a calendar year-end basis.

The total returns displayed for the Fund’s Class A Shares do not reflect the payment of any sales charges or recurring shareholder account fees. If these charges or fees had been included, the returns shown would have been lower. The Fund’s Class A Shares total return for the six-month period from January 1, 2003 to June 30, 2003 was 3.28%.

Average Annual Total Return Table

The following table represents the Fund’s Class A and Class B Shares Average Annual Total Returns, reduced to reflect applicable sales charges, for the calendar periods ended December 31, 2002. Return Before Taxes is shown. In addition, Return After Taxes is shown for the Fund’s Class A Shares to illustrate the effect of federal taxes on Fund returns. Actual after-tax returns depend on each investor’s personal tax situation, and are likely to differ from those shown. The table also shows returns for the Lehman Brothers 10 Year Municipal Bond Index (LB10MB) and the Lehman Brothers 7 Year Municipal Bond Index (LB7MB), broad-based market indexes, and the Lipper Maryland Municipal Debt Funds Objective (average). The LB10MB is a widely recognized index of long-term investment grade tax-exempt bonds. The index includes general obligation bonds, revenue bonds, insured bonds and prerefunded bonds with maturities between eight and twelve years. The LB7MB is a widely recognized index of long-term investment grade tax-exempt bonds. The index includes general obligation bonds, revenue bonds, insured bonds and prerefunded bonds with maturities between six and eight years. The Lipper Maryland Municipal Debt Funds Objective is a composite of mutual funds, designated by Lipper, Inc., with goals similar to the Fund’s goals. Total returns for the indexes shown do not reflect sales charges, expenses or other fees that the SEC requires to be reflected in the Fund’s performance. The indexes and average are unmanaged and it is not possible to invest directly in an index or average.

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(For the periods ended December 31, 2002)

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			Start of
Class A Shares	1 Year	5 Years	Performance(1)

Return Before Taxes	3.46%	3.89%	4.53	%*

Return After Taxes on Distributions(2)	3.46%	3.83%	4.46	%*

Return After Taxes on Distributions and
Sale of Fund Shares(2)	3.66%	3.91%	4.45	%*

Class B Shares

Return Before Taxes	2.46%	6.33%	6.58	%**

LB10MB	10.17%	6.12%	6.46%

LB7MB	10.35%	6.07%	6.19%

Lipper Maryland Municipal Debt
Funds Objective	6.77%	4.44%	4.91%
(1)	The Fund’s Class A and Class B Shares start of performance date was November 18, 1996.
(2)	After-tax returns are calculated using a standard set of assumptions. The stated returns assume the highest historical federal income and capital gains tax rates. Return After Taxes on Distributions assumes a continued investment in the Fund and shows the effect of taxes on Fund distributions. Return After Taxes on Distributions and Sale of Fund Shares assumes all shares were redeemed at the end of each measurement period, and shows the effect of any taxable gain (or offsetting loss) on redemption, as well as the effects of taxes on Fund distributions. These after-tax returns do not reflect the effect of any applicable state and local taxes. After-tax returns are not relevant to investors holding shares through tax-deferred programs, such as IRA or 401(k) plans.

*	The start of performance date was November 18, 1996. Class A Shares of the Fund were offered beginning January 2, 1997. Performance results shown before that date are for the Accounting Survivor’s Institutional Class Shares and have been adjusted for the maximum sales charge and total annual operating expenses applicable to the Fund’s Class A Shares. The Fund’s Institutional I Shares, which is not offered by this prospectus, commenced operations on November 18, 1996. The Fund’s Class A Shares annual returns would have been substantially similar to those of the Fund’s Institutional I Shares because Shares of each class are invested in the same portfolio of securities.

**	The start of performance date was November 18, 1996. Class B Shares of the Fund were offered beginning September 1, 1999. Performance results shown before that date are for the Fund’s Institutional I Shares and have been adjusted for the maximum CDSC and total annual operating expenses applicable to the Fund’s Class B Shares. The Fund’s Institutional I Shares, which is not offered by this prospectus, commenced operations on November 18, 1996. The Fund’s Class B annual returns would have been substantially similar to those of the Fund’s Institutional I Shares because Shares of each class are invested in the same portfolio of securities.

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Past performance is no guarantee of future results. This information provides you with historical performance information so that you can analyze whether the Fund’s investment risks are balanced by its potential returns.

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold Shares of the Fund’s Class A Shares and Class B Shares.

Shareholder Fees

Fees Paid Directly From Your Investment

	Class A	Class B

Maximum Sales Charge (Load) Imposed on
Purchases (as a percentage of offering price)	4.50%	None

Maximum Deferred Sales Charge (Load) (as a
percentage of original purchase price or
redemption proceeds, as applicable)	None	5.00%

Maximum Sales Charge (Load) Imposed on
Reinvested Dividends (and other Distributions)
(as a percentage of offering price)	None	None

Redemption Fee (as a percentage of
amount redeemed, if applicable)	None	None

Exchange Fee	None	None

Annual Fund Operating Expenses (Before Waivers)(1)

Expenses That are Deducted From Fund Assets (as a percentage of average net assets)

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	Class A	Class B

Management Fee(2)	0.70%	0.70%

Distribution (12b-1) Fee(3)	0.25%	0.75%

Shareholder Services Fee(4)	0.25%	0.25%

Other Expenses	0.22%	0.22%

Total Annual Fund Operating Expenses(5)	1.42%	1.92%(6)

(1)	Although not contractually obligated to do so, the advisor, distributor and shareholder services provider expect to waive certain amounts. These are shown below along with the net expenses the Fund expects to pay for the fiscal year ending April 30, 2004.

Total Waivers of Fund Expenses	0.40%	0.20%
Total Actual Annual Fund Operating
Expenses (after waivers)	1.02%	1.72%

(2)	The advisor expects to voluntarily waive a portion of the management fee. The advisor can terminate this anticipated voluntary waiver at any time. The management fee paid by the Fund (after the anticipated voluntary waiver) is expected to be 0.62% for the fiscal year ending April 30, 2004.

(3)	A portion of the distribution (12b-1) fee for the Fund’s Class A Shares is expected to be voluntarily waived. This anticipated voluntary waiver can be terminated at any time. The distribution (12b-1) fee paid by the Fund’s Class A Shares (after the anticipated voluntary waiver) is expected to be 0.18% for the fiscal year ending April 30, 2004.

(4)	All or a portion of the shareholder services fee is expected to be voluntarily waived. This anticipated voluntary waiver can be terminated at any time. The shareholder services fee paid by the Fund’s Class A Shares and Class B Shares (after the anticipated voluntary waiver) is expected to be 0.00% and 0.13%, respectively, for the fiscal year ending April 30, 2004.

(5)	Total Annual Fund Operating Expenses have been restated to reflect current fees.
(6)	After Class B Shares have been held for eight years from the date of purchase, they will automatically convert to Class A Shares on or about the last day of the following month. Class A Shares pay lower operating expenses than Class B Shares.

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Example

This Example is intended to help you compare the cost of investing in the Fund’s Class A Shares and Class B Shares with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund’s Class A Shares and Class B Shares for the time periods indicated and then redeem all of your Shares at the end of those periods. Expenses assuming no redemption are also shown. The Example also assumes that your investment has a 5% return each year and that the Fund’s Class A Shares and Class B Shares operating expenses are before waivers as estimated in the table and remain the same. Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:

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Class A	1 Year	3 Years	5 Years	10 Years
Expenses assuming
redemption	$588	$879	$1,191	$2,075
Expenses assuming
no redemption	$588	$879	$1,191	$2,075
Class B

Expenses assuming
redemption	$695	$903	$1,237	$2,114

Expenses assuming
no redemption	$195	$603	$1,037	$2,114

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MTB INTERMEDIATE-TERM BOND FUND

Goal

Current income.

Strategy

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The Fund seeks its investment goal by investing primarily in U.S. investment grade corporate and government fixed income securities, including mortgage and asset backed securities. Under normal circumstances, the Fund invests at least 80% of the value of its net assets in fixed income securities. The Fund’s Advisor will select investment grade fixed income securities and unrated securities determined to be of comparable quality, but also may invest up to 15% of the Fund’s total assets in lower-rated debt securities (“junk bonds”). The Fund normally invests in securities with intermediate maturities, and the Fund will have a dollar-weighted average maturity of three to ten years. However, the Fund has no maturity restrictions on individual issues, and the dollar-weighted average maturity of the Fund’s investments will vary depending on market conditions.

In selecting securities for the Fund, the Advisor considers a security’s current yield, credit quality, capital appreciation potential, maturity and yield to maturity. The Advisor will monitor changing economic conditions and trends, including interest rates, and may sell securities in anticipation of an increase in interest rates or purchase securities in anticipation of a decrease in interest rates.

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Risks

All mutual funds take investment risks. Therefore, it is possible to lose money by investing in the Fund. The primary factors that may reduce the Fund’s returns include:

  Interest Rate Risks. Prices of fixed income securities generally fall when interest rates rise.
  Credit Risks. There is a possibility that issuers of securities in which the Fund may invest may default in the payment of interest or principal on the securities when due, which would cause the Fund to lose money.
  Call Risks. Issuers of securities may redeem the securities prior to maturity at a price below their current market value.
  Prepayment Risks. When homeowners prepay their mortgages in response to lower interest rates, the Fund will be required to reinvest the proceeds at the lower interest rates available. Also, when interest rates fall, the price of mortgage backed securities may not rise to as great an extent as that of other fixed income securities.
  Risks Associated with Non-Investment Grade Securities. Securities rated below investment grade, also known as junk bonds, generally entail greater interest rate and credit risks than investment grade securities.

Performance Information

Risk/Return Bar Chart

Performance Over 6 Years

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Best Quarter
5.81%
(9/30/02)

Worst Quarter
(1.13)%
(3/31/02)

The total returns shown above are for the Institutional I Shares, which is another class of shares offered by the Fund. The Institutional I Shares are not offered in this prospectus for the Fund’s Class A, Class B and Class C Shares. The total returns for the Fund’s Institutional I Shares are disclosed here because Class A Shares had not yet been publicly offered. These total returns would be substantially similar to the annual returns for the Class A Shares over the same period and would differ only to the extent that the two classes do not have the same expenses. It is anticipated that expenses of Class A Shares will exceed those of the Fund’s Institutional I Shares.

The bar chart shows the variability of the Fund’s Institutional I Shares total returns on a calendar year-end basis.

The Fund’s Institutional I Shares total return for the six-month period from January 1, 2003 to June 30, 2003 was 3.92%.

Average Annual Total Return Table

The following table represents the Fund’s Institutional I Shares Average Annual Total Returns for the calendar periods ended December 31, 2002. Return Before Taxes is shown. In addition, Return After Taxes is shown for the Fund’s Institutional I Shares to illustrate the effect of federal taxes on Fund returns. Actual after-tax returns depend on each investor’s personal tax situation, and are likely to differ from those shown. The table also shows returns for the Lehman Brothers Intermediate U.S. Government Bond Index and the Lehman Brothers Intermediate Government/Credit Index, broad-based market indexes, and the Lipper Intermediate Investment Grade Debt Funds Objective (average). The Lehman Brothers Intermediate U.S. Government Bond Index is a widely recognized index of U.S. Treasury securities and government agency securities with maturities ranging from one to ten years. The Lehman Brothers Intermediate Government/Credit Index is a widely recognized, market value-weighted index of U.S. Treasury securities, U.S. government agency obligations, corporate debt securities, fixed-rate nonconvertible corporate debt securities, Yankee bonds and nonconvertible corporate debt securities issued by or guaranteed by foreign governments and agencies. Lipper Intermediate Investment Grade Debt Funds Objective is a composite of mutual funds, designated by Lipper, Inc., with goals similar to the Fund’s goals. Total returns for the indexes shown do not reflect sales charges, expenses or other fees that the SEC requires to be reflected in the Fund’s performance. The indexes and average are unmanaged and it is not possible to invest directly in an index or average.

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(For the periods ended December 31, 2002)

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			Start of
Institutional I Shares	1 Year	5 Years	Performance(1)

Return Before Taxes	8.96%	6.43%	6.45%

Return After Taxes on Distributions(2)	7.10%	4.20%	4.14%

Return After Taxes on Distributions and
Sale of Fund Shares(2)	5.44%	4.03%	4.00%

Lehman Brothers Intermediate U.S.
Government Bond Index	9.64%	7.44%	7.28%

Lehman Brothers Intermediate
Government/Credit Index	9.84%	7.48%	7.33%

Lipper Intermediate Investment
Grade Debt Funds Objective	7.34%	6.21%	6.49%
(1)	The Fund’s Institutional I Shares start of performance date was November 18, 1996.
(2)	After-tax returns are calculated using a standard set of assumptions. The stated returns assume the highest historical federal income and capital gains tax rates. Return After Taxes on Distributions assumes a continued investment in the Fund and shows the effect of taxes on Fund distributions. Return After Taxes on Distributions and Sale of Fund Shares assumes all shares were redeemed at the end of each measurement period, and shows the effect of any taxable gain (or offsetting loss) on redemption, as well as the effects of taxes on Fund distributions. These after-tax returns do not reflect the effect of any applicable state and local taxes. After-tax returns are not relevant to investors holding shares through tax-deferred programs, such as IRA or 401(k) plans.
Past performance is no guarantee of future results. This information provides you with historical performance information so that you can analyze whether the Fund’s investment risks are balanced by its potential returns.

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Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold Shares of the Fund’s Class A Shares and Class B Shares.

Shareholder Fees

Fees Paid Directly From Your Investment

	Class A	Class B

Maximum Sales Charge (Load) Imposed on
Purchases (as a percentage of offering price)	4.50%	None

Maximum Deferred Sales Charge (Load) (as a
percentage of original purchase price or redemption
proceeds, as applicable)	None	5.00%

Maximum Sales Charge (Load) Imposed on
Reinvested Dividends (and other Distributions)
(as a percentage of offering price)	None	None

Redemption Fee (as a percentage of
amount redeemed, if applicable)	None	None

Exchange Fee	None	None

Annual Fund Operating Expenses (Before Waivers)(1)

Expenses That are Deducted From Fund Assets (as a percentage of average net assets)

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	Class A		Class B

Management Fee(2)	0.70%		0.70%

Distribution (12b-1) Fee	0.25	%(3)	0.75%

Shareholder Services Fee(4)	0.25%		0.25%

Other Expenses	0.17%		0.17%

Total Annual Fund Operating Expenses(5)	1.37%		1.87	%(6)

(1)	Although not contractually obligated to do so, the advisor, distributor and shareholder services provider expect to waive certain amounts. These are shown below along with the net expenses the Fund expects to pay for the fiscal year ending April 30, 2004.

Total Waivers of Fund Expenses	0.61%	0.20%
Total Actual Annual Fund Operating
Expenses (after waivers)	0.76%	1.67%

(2)	The advisor expects to voluntarily waive a portion of the management fee. The advisor can terminate this anticipated voluntary waiver at any time. The management fee paid by the Fund (after the anticipated voluntary waiver) is expected to be 0.59% for the fiscal year ending April 30, 2004.

(3)	The distribution (12b-1) fee for the Fund’s Class A Shares is expected to be voluntarily waived. This anticipated voluntary waiver can be terminated at any time. The distribution (12b-1) fee paid by the Fund’s Class A Shares (after the anticipated voluntary waiver) is expected to be 0.00% for the fiscal year ending April 30, 2004.

(4)	All or a portion of the shareholder services fee is expected to be voluntarily waived. This anticipated voluntary waiver can be terminated at any time. The shareholder services fee paid by the Fund’s Class A Shares and Class B Shares (after the anticipated voluntary waiver) is expected to be 0.00% and 0.16%, respectively, for the fiscal year ending April 30, 2004.

(5)	Total Annual Fund Operating Expenses have been restated to reflect current fees.
(6)	After Class B Shares have been held for eight years from the date of purchase, they will automatically convert to Class A Shares on or about the last day of the following month. Class A Shares pay lower operating expenses than Class B Shares.

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Example

This Example is intended to help you compare the cost of investing in the Fund’s Class A Shares and Class B Shares with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund’s Class A Shares and Class B Shares for the time periods indicated and then redeem all of your Shares at the end of those periods. Expenses assuming no redemption are also shown. The Example also assumes that your investment has a 5% return each year and that the Fund’s Class A Shares and Class B Shares operating expenses are before waivers as estimated in the table and remain the same. Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:

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Class A	1 Year	3 Years	5 Years	10 Years
Expenses assuming
redemption	$583	$864	$1,166	$2,022
Expenses assuming
no redemption	$583	$864	$1,166	$2,022
Class B
Expenses assuming
redemption	$690	$888	$1,211	$2,060
Expenses assuming
no redemption	$190	$588	$1,011	$2,060

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MTB INCOME FUND

Goal

Primarily current income and secondarily capital growth.

Strategy

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The Fund seeks its investment goal by investing primarily in U.S. investment grade corporate and government fixed income securities, including mortgage backed securities. The Fund’s Advisor will generally select investment grade fixed income securities and unrated securities determined to be of comparable quality, but also may invest up to 15% of the Fund’s total assets in lower-rated debt securities (“junk bonds”). The dollar-weighted average maturity of the Fund’s investments will vary depending on market conditions, but will be between five and twenty years.

In selecting securities for the Fund, the Advisor considers a security’s current yield, credit quality, capital appreciation potential, maturity and yield to maturity. The Advisor will monitor changing economic conditions and trends, including interest rates, and may sell securities in anticipation of an increase in interest rates or purchase securities in anticipation of a decrease in interest rates.

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Risks

All mutual funds take investment risks. Therefore, it is possible to lose money by investing in the Fund. The primary factors that may reduce the Fund’s returns include:

  Interest Rate Risks. Prices of fixed income securities generally fall when interest rates rise.
  Credit Risks. There is a possibility that issuers of securities in which the Fund may invest may default in the payment of interest or principal on the securities when due, which would cause the Fund to lose money.
  Call Risks. Issuers of securities may redeem the securities prior to maturity at a price below their current market value.
  Prepayment Risks. When homeowners prepay their mortgages in response to lower interest rates, the Fund will be required to reinvest the proceeds at the lower interest rates available. Also, when interest rates fall, the price of mortgage backed securities may not rise to as great an extent as that of other fixed income securities.
  Risks Associated with Non-Investment Grade Securities. Securities rated below investment grade, also known as junk bonds, generally entail greater interest rate and credit risks than investment grade securities.

Performance Information

Risk/Return Bar Chart

Performance Over 9 Years

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Best Quarter 6.58% (6/30/95)

Worst Quarter (2.24)% (3/31/96)

The bar chart shows the variability of the Fund’s Class A Shares total returns on a calendar year-end basis.

The total returns displayed for the Fund’s Class A Shares do not reflect the payment of any sales charges or recurring shareholder account fees. If these charges or fees had been included, the returns shown would have been lower.

The Fund’s Class A Shares total return for the six-month period from January 1, 2003 to June 30, 2003 was 3.36%.

Average Annual Total Return Table

The following table represents the Fund’s Class A Shares and Class B Shares Average Annual Total Returns, reduced to reflect applicable sales charges for the calendar periods ended December 31, 2002. Return Before Taxes is shown. In addition, Return After Taxes is shown for the Fund’s Class A Shares to illustrate the effect of federal taxes on Fund returns. Actual after-tax returns depend on each investor’s personal tax situation, and are likely to differ from those shown. The table also shows returns for the Lehman Brothers U.S. Aggregate Bond Index, a broad-based market index, and Lipper Corporate A-Rated Debt Funds Objective (average). The Lehman Brothers U.S. Aggregate Bond Index is a widely recognized, market value-weighted index of U.S. government obligations, corporate debt securities and AAA-rated mortgage backed securities. The Lipper Corporate A-Rate Debt Funds Objective is a composite of mutual funds, designated by Lipper, Inc., with goals similar to the Fund’s goals. Total returns for the index shown do not reflect sales charges, expenses or other fees that the SEC requires to be reflected in the Fund’s performance. The index and average are unmanaged and it is not possible to invest directly in an index or average.

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(For the periods ended December 31, 2002)

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			Start of
Class A Shares	1 Year	5 Years	Performance(1)

Return Before Taxes	3.69%	5.05%	5.64	%*

Return After Taxes on Distributions(2)	1.95%	2.84%	3.39	%*

Return After Taxes on Distributions
and Sale of Fund Shares(2)	2.21%	2.90%	3.36	%*

Class B Shares

Return Before Taxes	2.75%	5.02%	5.46	%**

Lehman Brothers U.S.
Aggregate Bond Index	10.25%	7.55%	7.17%

Lipper Corporate A-Rated Debt
Funds Objective	7.44%	5.83%	6.28%
(1)	The Fund’s Class A and Class B Shares start of performance date was July 16, 1993.
(2)	After-tax returns are calculated using a standard set of assumptions. The stated returns assume the highest historical federal income and capital gains tax rates. Return After Taxes on Distributions assumes a continued investment in the Fund and shows the effect of taxes on Fund distributions. Return After Taxes on Distributions and Sale of Fund Shares assumes all shares were redeemed at the end of each measurement period, and shows the effect of any taxable gain (or offsetting loss) on redemption, as well as the effects of taxes on Fund distributions. These after-tax returns do not reflect the effect of any applicable state and local taxes. After-tax returns for Class B Shares will differ from those shown above for Class A Shares. After-tax returns are not relevant to investors holding shares through tax-deferred programs, such as IRA or 401(k) plans.

*	The start of performance date was July 16, 1993. Class A Shares of the Fund were offered beginning April 12, 1994. Performance results shown before that date are for the Fund’s Institutional I Shares and have been adjusted for the maximum sales charge and total annual operating expenses applicable to the Fund’s Class A Shares. The Fund’s Institutional I Shares, which is not offered by this prospectus, commenced operations on July 16, 1993. The Fund’s Class A Shares annual returns would have been substantially similar to those of the Fund’s Institutional I Shares because Shares of each class are invested in the same portfolio securities.

**	The start of performance date was July 16, 1993. Class B Shares of the Fund were offered beginning September 14, 1998. Performance results shown before that date are for the Fund’s Institutional I Shares and have been adjusted for the maximum CDSC and total annual operating expenses applicable to the Fund’s Class B Shares. The Fund’s Institutional I Shares, which is not offered by this prospectus commenced operations on July 16, 1993. The Fund’s Class B Shares annual returns would have been substantially similar to those of the Fund’s Institutional I Shares because Shares of each class are invested in the same portfolio of securities.

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Past performance is no guarantee of future results. This information provides you with historical performance information so that you can analyze whether the Fund’s investment risks are balanced by its potential returns.

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold Shares of the Fund’s Class A Shares and Class B Shares.

Shareholder Fees

Fees Paid Directly From Your Investment

	Class A	Class B

Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	4.50%	None

Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, as applicable)	None	5.00%

Maximum Sales Charge (Load) Imposed on Reinvested Dividends (and other Distributions) (as a percentage of offering price)	None	None

Redemption Fee (as a percentage of amount redeemed, if applicable)	None	None

Exchange Fee	None	None

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Annual Fund Operating Expenses (Before Waivers)(1)

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Expenses That are Deducted From Fund Assets (as a percentage of average net assets)

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	Class A	Class B

Management Fee	0.60%	0.60%

Distribution (12b-1) Fee	0.25%	0.75%

Shareholder Services Fee(2)	0.25%	0.25%

Other Expenses	0.17%	0.17%

Total Annual Fund Operating Expenses(3)	1.27%	1.77%(4)

(1)	Although not contractually obligated to do so, the shareholder services provider expects to waive certain amounts. These are shown below along with the net expenses the Fund expects to pay for the fiscal year ending April 30, 2004.

Total Waiver of Fund Expenses	0.24%	0.04%
Total Actual Annual Fund Operating
Expenses (after waivers)	1.03%	1.73%

(2)	A portion of the shareholder services fee for the Fund’s Class A Shares and Class B Shares is expected to be voluntarily waived. This anticipated voluntary waiver can be terminated at any time. The shareholder services fee paid by the Fund’s Class A Shares and Class B Shares (after the anticipated voluntary waiver) is expected to be 0.01% and 0.21%, respectively, for the fiscal year ending April 30, 2004.

(3)	Total Annual Fund Operating Expenses have been restated to reflect current fees.
(4)	After Class B Shares have been held for eight years from the date of purchase, they will automatically convert to Class A Shares on or about the last day of the following month. Class A Shares pay lower operating expenses than Class B Shares.

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Example

This Example is intended to help you compare the cost of investing in the Fund’s Class A Shares and Class B Shares with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund’s Class A Shares and Class B Shares for the time periods indicated and then redeem all of your Shares at the end of those periods. Expenses assuming no redemption are also shown. The Example also assumes that your investment has a 5% return each year and that the Fund’s Class A Shares and Class B Shares operating expenses are before waivers as estimated in the table and remain the same. Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:

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Class A	1 Year	3 Years	5 Years	10 Years
Expenses assuming
redemption	$574	$835	$1,116	$1,915
Expenses assuming
no redemption	$574	$835	$1,116	$1,915
Class B
Expenses assuming
redemption	$680	$857	$1,159	$1,952

Expenses assuming
no redemption	$180	$557	$959	$1,952

MTB MANAGED ALLOCATION FUNDS

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Goals

MTB MANAGED ALLOCATION FUND — AGGRESSIVE GROWTH seeks capital appreciation.

MTB MANAGED ALLOCATION FUND — MODERATE GROWTH seeks capital appreciation and, secondarily, income.

MTB MANAGED ALLOCATION FUND — CONSERVATIVE GROWTH seeks capital appreciation and income.

Strategies

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Each Managed Allocation Fund seeks to achieve its goal by investing in a combination of underlying funds (“Underlying Funds”) managed by the Advisor. Each Fund’s assets are allocated among Underlying Funds that invest primarily in the three asset classes shown below so that each Fund normally has exposure to each of these asset classes. With respect to each Fund, the amount allocated among the Underlying Funds will vary from time to time in an attempt to achieve that Fund’s goal based upon the Advisor’s view of economic conditions. In the case of MTB Managed Allocation Fund — Aggressive Growth and MTB Managed Allocation Fund — Moderate Growth, the largest allocations normally are to Underlying Funds that invest primarily in equity securities (Underlying Equity Funds). With respect to MTB Managed Allocation Fund — Moderate Growth, however, the amount allocated to Underlying Funds that invest primarily in fixed income securities (Underlying Fixed Income Funds) and money market funds (Underlying Money Market Funds) can at times exceed the amount in equities. In the case of MTB Managed Allocation Fund — Conservative Growth, the largest allocations normally are to Underlying Fixed Income Funds, but at times the amount allocated to Underlying Equity Funds and Underlying Money Market Funds can exceed the amount in Underlying Fixed Income Funds.

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MTB Managed Allocation Fund — Aggressive Growth

The Fund currently plans to invest in shares of the following underlying MTB Funds within the percentage ranges indicated.

MTB Managed Allocation Fund — Moderate Growth

The Fund currently plans to invest in shares of the following MTB Funds within the percentage ranges indicated:

INVESTMENT RANGE
(Percentage of the
Managed Allocation
Fund – Aggressive
ASSET CLASS	Growth Assets)

MONEY MARKET FUNDS	0-20%
Prime Money Market Fund
U.S. Treasury Money Market Fund

FIXED INCOME FUNDS	0-30%
Short Duration Government Bond Fund
Intermediate-Term Bond Fund
U.S. Government Bond Fund

EQUITY FUNDS	70-100%
Large Cap Growth Fund
Small Cap Stock Fund
International Equity Fund
Mid Cap Stock Fund
Large Cap Stock Fund
Large Cap Value Fund
INVESTMENT RANGE
(Percentage of the
Managed Allocation
Fund – Moderate
ASSET CLASS	Growth Assets)

MONEY MARKET FUNDS	5-45%
Prime Money Market Fund
U.S. Treasury Money Market Fund

FIXED INCOME FUNDS	15-50%
Short Duration Government Bond Fund
Intermediate-Term Bond Fund
U.S. Government Bond Fund

EQUITY FUNDS	40-70%
Large Cap Growth Fund
Small Cap Stock Fund
International Equity Fund
Mid Cap Stock Fund
Large Cap Stock Fund
Large Cap Value Fund

MTB Managed Allocation Fund — Conservative Growth

The Fund currently plans to invest in shares of the following underlying MTB Funds within the percentage ranges indicated:

INVESTMENT RANGE
(Percentage of the
Managed Allocation
Fund – Conservative
ASSET CLASS	Growth Assets)

MONEY MARKET FUNDS	5-50%
Prime Money Market Fund
U.S. Treasury Money Market Fund

FIXED INCOME FUNDS	35-70%
Short Duration Government Bond Fund
Intermediate-Term Bond Fund
U.S. Government Bond Fund

EQUITY FUNDS	5-35%
Large Cap Growth Fund
Small Cap Stock Fund
International Equity Fund
Mid Cap Stock Fund
Large Cap Stock Fund
Large Cap Value Fund

Goals, Strategies and Risks of the Underlying Funds

The goals, strategies and risks of each Underlying Fund other than MTB Prime Money Market Fund are set forth elsewhere in this prospectus. A summary of the goals, strategies and risks of MTB Prime Money Market Fund is as follows:

MTB Prime Money Market Fund. The goal of MTB Prime Money Market Fund is to seek current income with liquidity and stability of principal by investing in high quality money market investments. The Fund seeks to maintain a constant net asset value of $1.00 per share for purchases and redemptions. The Fund may invest primarily in bank instruments, corporate debt securities, municipal securities, variable rate demand instruments, mortgage-backed securities, asset-backed securities, Treasury securities, agency securities and repurchase agreements. The principal risks applicable to the Fund are interest rate risk, call risk, credit risk, prepayment risk and risk of foreign investment.

Additional information on MTB Prime Money Market Fund can be found in a separate MTB Funds prospectus, which is available by calling (800) 836-2211.

Risks Common to the Managed Allocation Funds

In addition to the risks of each Underlying Fund, each Managed Allocation Fund is subject to the following factors:

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  Both the Managed Allocation Funds and the Underlying Funds in which they invest bear fees and expenses, so investment in a Managed Allocation Fund may be subject to certain duplicate expenses.
  The Advisor is subject to certain conflicts of interest in choosing the Underlying Funds in which a Managed Allocation Fund may invest.

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MTB MANAGED ALLOCATION FUND —AGGRESSIVE GROWTH

Performance Information

Risk/Return Bar Chart

Performance Over 3 Years

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Best Quarter 9.85% (12/31/01)

Worst Quarter

(16.18)% (9/30/02)

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The bar chart shows the variability of the Fund’s Class A Shares total returns on a calendar year-end basis.

The total returns displayed for the Fund’s Class A Shares do not reflect the payment of any sales charges or recurring shareholder account fees. If these charges or fees had been included, the returns shown would have been lower.

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The Fund’s Class A Shares total return for the six-month period from January 1, 2003 to June 30, 2003 was 10.61%.

Average Annual Total Return Table

The following table represents the Class A Shares Average Annual Total Returns, reduced to reflect applicable sales charges, for the calendar periods ended December 31, 2002. Return Before Taxes is shown. In addition, Return After Taxes is shown for Fund’s Class A Shares to illustrate the effect of federal taxes on the Fund returns. Actual after-tax returns depend on each investor’s personal tax situation, and are likely to differ from those shown. The table also shows returns for the Standard & Poor’s 500 Index (S&P 500) and the Lehman Brothers Aggregate Bond Index (LBAB), broad-based market indexes. The S&P 500 is an unmanaged capitalization-weighted index of 500 stocks designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries. The LBAB is an index measuring both the capital price changes and income provided by the underlying universe of securities, comprised of U.S. Treasury obligations, U.S. investment grade corporate debt and mortgage backed obligations. Total returns for the indexes shown do not reflect sales charges, expenses or other fees that the SEC requires to be reflected in the Fund’s performance. The indexes are unmanaged, and it is not possible to invest directly in an index.

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(For the periods ended December 31, 2002)

		Start of
Class A Shares	1 Year	Performance(1)

Return Before Taxes	(22.55)%	(5.78)%

Return After Taxes on Distributions(2)	(22.74)%	(6.42)%

Return After Taxes on Distributions and
Sale of Fund Shares(2)	(13.70)%	(4.73)%

S&P 500	(22.10)%	(7.21)%

LBAB	10.25%	7.33%

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(1)	The Fund’s Class A Shares start of performance date was February 18, 1999.
(2)	After-tax returns are calculated using a standard set of assumptions. The stated returns assume the highest historical federal income and capital gains tax rates. Return After Taxes on Distributions assumes a continued investment in the Fund and shows the effect of taxes on Fund distributions. Return After Taxes on Distributions and Sale of Fund Shares assumes all shares were redeemed at the end of each measurement period, and shows the effect of any taxable gain (or offsetting loss) on redemption, as well as the effects of taxes on Fund distributions. These after tax returns do not reflect the effect of any applicable state and local taxes. After tax returns are not relevant to investors holding shares through tax-deferred programs, such as IRA or 401(K) plans.

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Past performance is no guarantee of future results. This information provides you with historical performance information so that you can analyze whether the Fund’s investment risks are balanced by its potential returns.

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold Shares of the Fund’s Class A and B Shares.

Shareholder Fees

Fees Paid Directly From Your Investment

	Class A	Class B

Maximum Sales Charge (Load) Imposed on
Purchases (as a percentage of offering price)	5.00%	None

Maximum Deferred Sales Charge (Load) (as
a percentage of original purchase price or
redemption proceeds, as applicable)	None	5.00%

Maximum Sales Charge (Load) Imposed on
Reinvested Dividends (and other Distributions)
(as a percentage of offering price)	None	None

Redemption Fee (as a percentage of amount
redeemed, if applicable)	None	None

Exchange Fee	None	None

Annual Fund Operating Expenses (Before Waivers and Reimbursements)(1)

Expenses That are Deducted From Fund Assets (as a percentage of average net assets)

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	Class A	Class B

Management Fee(2)	0.25%	0.25%

Distribution (12b-1) Fee(3)	0.25%	0.75%

Shareholder Services Fee(4)	0.25%	0.25%

Other Expenses(5)	1.02%	1.02%

Total Annual Fund Operating Expenses(6)	1.77%	2.27%(7)

(1)	Although not contractually obligated to do so, the advisor, distributor and shareholder services provider expect to waive and/or reimburse certain amounts. These are shown below along with the net expenses the Fund expects to pay for the fiscal year ending April 30, 2004.

Total Waivers and Reimbursements of Fund Expenses	0.77%	0.70%
Total Actual Annual Fund Operating
Expenses (after waivers and reimbursements)	1.00%	1.57%

(2)	The advisor expects to voluntarily waive a portion of the management fee. The advisor can terminate this anticipated voluntary waiver at any time. The management fee paid by the Fund (after anticipated voluntary waiver) is expected to be 0.00% for the fiscal year ending April 30, 2004.

(3)	All or a portion of the distribution (12b-1) fee for the Fund’s Class A Shares and Class B Shares is expected to be voluntarily waived. This anticipated voluntary waiver can be terminated at any time. The distribution (12b-1) fee paid by the Fund’s Class A Shares and Class B Shares (after the anticipated voluntary waiver) is expected to be 0.00% and 0.57%, respectively, for the fiscal year ending April 30, 2004.

(4)	The shareholder services fee for the Fund’s Class A Shares and Class B Shares is expected to be voluntarily waived. This anticipated voluntary waiver can be terminated at any time. The shareholder services fee paid by the Fund’s Class A Shares and Class B Shares (after the anticipated voluntary waiver) is expected to be 0.00% and 0.00%, respectively, for the fiscal year ending April 30, 2004.

(5)	The advisor expects to voluntarily reimburse a portion of Other Expenses for the Fund. The advisor can terminate this anticipated voluntary reimbursement at any time. The Other Expenses paid by the Fund (after the anticipated voluntary reimbursement) is expected to be 1.00% for the fiscal year ending April 30, 2004.

(6)	Total Annual Fund Operating Expenses have been restated to reflect current fees.
(7)	After Class B Shares have been held for eight years from the date of purchase, they will automatically convert to Class A Shares on or about the last day of the following month. Class A Shares pay lower operating expenses than Class B Shares.

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Example

This Example is intended to help you compare the cost of investing in the Fund’s Class A and B Shares with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund’s Class A and B Shares for the time periods indicated and then redeem all of your Shares at the end of those periods. Expenses assuming no redemption are also shown. The Example also assumes that your investment has a 5% return each year and that the Fund’s Class A and B Shares operating expenses are before waivers and reimbursements as estimated in the table and remain the same. Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:

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Class A	1 Year	3 Years	5 Years	10 Years

Expenses assuming
redemption	$671	$1,029	$1,411	$2,480

Expenses assuming
no redemption	$671	$1,029	$1,411	$2,480
Class B
Expenses assuming
redemption	$730	$1,009	$1,415	$2,480
Expenses assuming
no redemption	$230	$709	$1,215	$2,480

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MTB MANAGED ALLOCATION FUND —MODERATE GROWTH

Performance Information

Risk/Return Bar Chart

Performance Over 3 Years

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Best Quarter 6.36% (12/31/01)

Worst Quarter (9.90)% (9/30/02)

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The bar chart shows the variability of the Fund’s Class A Shares total returns on a calendar year-end basis.

The total returns displayed for the Fund’s Class A Shares do not reflect the payment of any sales charges or recurring shareholder account fees. If these charges or fees had been included, the returns shown would have been lower.

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The Fund’s Class A Shares total return for the six-month period from January 1, 2003 to June 30, 2003 was 7.58%.

Average Annual Total Return Table

The following table represents the Fund’s Class A Shares Average Annual Total Returns, reduced to reflect applicable sales charges, for the calendar periods ended December 31, 2002. Return Before Taxes is shown. In addition, Return After Taxes is shown for the Fund’s Class A Shares to illustrate the effect of federal taxes on Fund returns. Actual after-tax returns depend on each investor’s personal tax situation, and are likely to differ from those shown. The table also shows returns for the Standard & Poor’s 500 Index (S&P 500) and the Lehman Brothers Aggregate Bond Index (LBAB), broad-based market indexes. The S&P 500 is an unmanaged capitalization-weighted index of 500 stocks designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries. The LBAB is an index measuring both the capital price changes and income provided by the underlying universe of securities, comprised of U.S. Treasury obligations, U.S. investment grade corporate debt and mortgage backed obligations. Total returns for the indexes shown do not reflect sales charges, expenses or other fees that the SEC requires to be reflected in the Fund’s performance. The indexes are unmanaged, and it is not possible to invest directly in an index.

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(For the periods ended December 31, 2002)

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		Start of
Class A Shares	1 Year	Performance(1)

Return Before Taxes	(14.79)%	(2.22)%

Return After Taxes on Distributions(2)	(15.24)%	(3.28)%

Return After Taxes on Distributions and
Sale of Fund Shares(2)	(9.00)%	(2.22)%

S&P 500	(22.10)%	(7.77)%

LBAB	10.25%	7.25%
(1)	The Fund’s Class A Shares start of performance date was February 3, 1999.
(2)	After tax returns are calculated using a standard set of assumptions. The stated returns assume the highest historical federal income and capital gains tax rates. Return After Taxes on Distributions assumes a continued investment in the Fund and shows the effect of taxes on Fund distributions. Return After Taxes on Distributions and Sales of Fund Shares assumes all shares were redeemed at the end of each measurement period, and shows the effect of any taxable gain (or offsetting loss) on redemption, as well as the effects of taxes on Fund distributions. These after tax returns do not reflect the effect of any applicable state and local taxes. After tax returns are not relevant to investors holding shares through tax-deferred programs, such as IRA or 401(K) plans.

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Past performance is no guarantee of future results. This information provides you historical performance information so that you can analyze whether the Fund’s investment risks are balanced by its potential returns.

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold Shares of the Fund’s Class A and B Shares.

Shareholder Fees

Fees Paid Directly From Your Investment

	Class A	Class B

Maximum Sales Charge (Load) Imposed on
Purchases (as a percentage of offering price)	4.50%	None

Maximum Deferred Sales Charge (Load) (as a
percentage of original purchase price or
redemption proceeds, as applicable)	None	5.00%

Maximum Sales Charge (Load) Imposed on
Reinvested Dividends (and other Distributions)
(as a percentage of offering price)	None	None

Redemption Fee (as a percentage of
amount redeemed, if applicable)	None	None

Exchange Fee	None	None

Annual Fund Operating Expenses (Before Waivers)(1)

Expenses That are Deducted From Fund Assets (as a percentage of average net assets)

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	Class A	Class B

Management Fee	0.25%	0.25%

Distribution (12b-1) Fee(2)	0.25%	0.75%

Shareholder Services Fee	0.25%(3)	0.25%

Other Expenses	0.61%	0.61%

Total Annual Fund Operating Expenses(4)	1.36%	1.86%(5)

(1)	Although not contractually obligated to do so, the advisor, distributor and shareholder services provider expect to waive certain amounts. These are shown below along with the net expenses the Fund expects to pay for the fiscal year ending April 30, 2004.

Total Waiver of Fund Expenses	0.38%	0.13%
Total Actual Annual Fund Operating
Expenses (after waivers)	0.98%	1.73%

(2)	A portion of the distribution (12b-1) fee for the Fund’s Class A Shares and Class B Shares is expected to be voluntarily waived. This anticipated voluntary waiver can be terminated at any time. The distribution (12b-1) fee paid by the Fund’s Class A Shares and Class B Shares (after the anticipated voluntary waiver) is expected to be 0.12% and 0.62%, respectively, for the fiscal year ending April 30, 2004.

(3)	The shareholder services fee for the Fund’s Class A Shares is expected to be voluntarily waived. This anticipated voluntary waiver can be terminated at any time. The shareholder services fee paid by the Fund’s Class A Shares (after the anticipated voluntary waiver) is expected to be 0.00% for the fiscal year ending April 30, 2004.

(4)	Total Annual Fund Operating Expenses have been restated to reflect current fees.
(5)	After Class B Shares have been held for eight years from the date of purchase, they will automatically convert to Class A Shares on or about the last day of the following month. Class A Shares pay lower operating expenses than Class B Shares.

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Example

This Example is intended to help you compare the cost of investing in the Fund’s Class A and B Shares with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund’s Class A and B Shares for the time periods indicated and then redeem all of your Shares at the end of those periods. Expenses assuming no redemption are also shown. The Example also assumes that your investment has a 5% return each year and that the Fund’s Class A and B Shares operating expenses are before waivers as estimated in the table and remain the same. Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:

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Class A	1 Year	3 Years	5 Years	10 Years
Expenses assuming
redemption	$582	$861	$1,161	$2,011

Expenses assuming
no redemption	$582	$861	$1,161	$2,011

Class B
Expenses assuming
redemption	$689	$885	$1,206	$2,049

Expenses assuming
no redemption	$189	$585	$1,006	$2,049

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MTB MANAGED ALLOCATION FUND —CONSERVATIVE GROWTH

Performance Information

Risk/Return Bar Chart

Performance Over 3 Years

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Best Quarter 2.23% (12/31/01)

Worst Quarter (2.66)% (9/30/02)

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The bar chart shows the variability of the Fund’s Class A Shares total returns on a calendar year-end basis.

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The total returns displayed for the Fund do not reflect the payment of any sales charges or recurring shareholder account fees. If these charges or fees had been included, the returns shown would have been lower.

The Fund’s Class A Shares total return for the six-month period from January 1, 2003 to June 30, 2003 was 4.83%.

Average Annual Total Return Table

The following table represents the Fund’s Class A Shares Average Annual Total Returns, reduced to reflect applicable sales charges, for the calendar periods ended December 31, 2002. Return Before Taxes is shown. In addition, Return After Taxes is shown for Fund’s Class A Shares to illustrate the effect of federal taxes on the Fund returns. Actual after-tax returns depend on each investor’s personal tax situation, and are likely to differ from those shown. The table also shows returns for the Standard & Poor’s 500 Index (S&P 500) and the Lehman Brothers Aggregate Bond Index (LBAB), broad-based market indexes. The S&P 500 is an unmanaged capitalization-weighted index of 500 stocks designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries. The LBAB is an index measuring both the capital price changes and income provided by the underlying universe of securities, comprised of U.S. Treasury obligations, U.S. investment grade corporate debt and mortgage backed obligations. Total returns for the indexes shown do not reflect sales charges, expenses or other fees that the SEC requires to be reflected in the Fund’s performance. The indexes are unmanaged, and it is not possible to invest directly in an index.

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(For the periods ended December 31, 2002)

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		Start of
Class A Shares	1 Year	Performance(1)

Return Before Taxes	(5.12)%	0.92%

Return After Taxes on Distributions(2)	(6.12)%	(0.49)%

Return After Taxes on Distributions and
Sale of Fund Shares(2)	(3.11)%	(0.05)%

S&P 500	(22.10)%	(7.35)%

LBAB	10.25%	7.25%
(1)	The Fund’s Class A Shares start of performance date was February 3, 1999.
(2)	After tax returns are calculated using a standard set of assumptions. The stated returns assume the highest historical federal income and capital gains tax rates. Return After Taxes on Distributions assumes a continued investment in the Fund and shows the effect of taxes on Fund distributions. Return After Taxes on Distributions and Sales of Fund Shares assumes all shares were redeemed at the end of each measurement period, and shows the effect of any taxable gain (or offsetting loss) on redemption, as well as the effects of taxes on Fund distributions. These after tax returns do not reflect the effect of any applicable state and local taxes. After tax returns are not relevant to investors holding shares through tax-deferred programs, such as IRA or 401(K) plans.


Past performance is no guarantee of future results. This information provides you historical performance information so that you can analyze whether the Fund’s investment risks are balanced by its potential returns.

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold Shares of the Fund’s Class A and B Shares.

Shareholder Fees

Fees Paid Directly From Your Investment

	Class A	Class B

Maximum Sales Charge (Load) Imposed on Purchases
(as a percentage of offering price)	4.00%	None

Maximum Deferred Sales Charge (Load) (as a
percentage of original purchase price or
redemption proceeds, as applicable)	None	5.00%

Maximum Sales Charge (Load) Imposed on
Reinvested Dividends (and other Distributions)
(as a percentage of offering price)	None	None

Redemption Fee (as a percentage of
amount redeemed, if applicable)	None	None

Exchange Fee	None	None

Annual Fund Operating Expenses
 (Before Waivers and Reimbursements)(1)

Expenses That are Deducted From Fund Assets (as a percentage of average net assets)

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	Class A	Class B

Management Fee(2)	0.25%	0.25%

Distribution (12b-1) Fee(3)	0.25%	0.75%

Shareholder Services Fee(4)	0.25%	0.25%

Other Expenses(5)	1.04%	1.04%

Total Annual Fund Operating Expenses(6)	1.79%	2.29%(7)

(1)	Although not contractually obligated to do so, the advisor, distributor and shareholder services provider expect to waive and/or reimburse certain amounts. These are shown below along with the net expenses the Fund expects to pay for the fiscal year ending April 30, 2004.

Total Waivers and Reimbursements of Fund Expenses	0.79%	0.73%
Total Actual Annual Fund Operating
Expenses (after waivers and reimbursements)	1.00%	1.56%

(2)	The advisor expects to voluntarily waive a portion of the management fee. The advisor can terminate this anticipated voluntary waiver at any time. The management fee paid by the Fund (after anticipated voluntary waiver) is expected to be 0.00% for the fiscal year ending April 30, 2004.

(3)	All or a portion of the distribution (12b-1) fee for the Fund’s Class A Shares and Class B Shares is expected to be voluntarily waived. This anticipated voluntary waiver can be terminated at any time. The distribution (12b-1) fee paid by the Fund’s Class A Shares and Class B Shares (after the anticipated voluntary waiver) is expected to be 0.00% and 0.56%, respectively, for the fiscal year ending April 30, 2004.

(4)	The shareholder services fee for the Fund’s Class A Shares and Class B Shares is expected to be voluntarily waived. This anticipated voluntary waiver can be terminated at any time. The shareholder services fee paid by the Fund’s Class A Shares and Class B Shares (after the anticipated voluntary waiver) is expected to be 0.00% and 0.00%, respectively, for the fiscal year ending April 30, 2004.

(5)	The advisor expects to voluntarily reimburse a portion of Other Expenses for the Fund. The advisor can terminate this anticipated voluntary reimbursement at any time. The Other Expenses paid by the Fund (after the anticipated voluntary reimbursement) is expected to be 1.00% for the fiscal year ending April 30, 2004.

(6)	Total Annual Fund Operating Expenses have been restated to reflect current fees.
(7)	After Class B Shares have been held for eight years from the date of purchase, they will automatically convert to Class A Shares on or about the last day of the following month. Class A Shares pay lower operating expenses than Class B Shares.

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Example

This Example is intended to help you compare the cost of investing in the Fund’s Class A and B Shares with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund’s Class A and B Shares for the time periods indicated and then redeem all of your Shares at the end of those periods. Expenses assuming no redemption are also shown. The Example also assumes that your investment has a 5% return each year and that the Fund’s Class A and B Shares operating expenses are before waivers and reimbursements as estimated in the table and remain the same. Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:

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Class A	1 Year	3 Years	5 Years	10 Years
Expenses assuming
redemption	$575	$941	$1,331	$2,421
Expenses assuming
no redemption	$575	$941	$1,331	$2,421

Class B
Expenses assuming
redemption	$732	$1,015	$1,425	$2,501
Expenses assuming
no redemption	$232	$715	$1,225	$2,501

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MTB BALANCED FUND

Goal

To provide total return. The Fund’s total return will consist of both current income and, to a lesser extent, capital appreciation, provided by fixed income securities, and long-term capital appreciation provided by equity securities.

Strategy

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The Fund seeks its investment goal by investing primarily in a diverse portfolio of common stocks and investment grade fixed income securities. The Fund’s Advisor will select common stocks of mid-sized and larger companies (companies with market capitalizations of $2 billion or more) that are recognized leaders in their respective markets. In evaluating securities for the Fund, the Advisor considers each company’s current financial strength, revenue, earnings growth, and relative valuation of its stock. The Advisor will also purchase investment grade fixed income securities with varying maturities, including corporate and government securities and mortgage-backed securities. The Advisor will adjust the Fund’s asset mix based on its analysis of the relative attractiveness and risk of bonds and stocks in connection with economic, financial and other market trends. The Fund maintains at least 25% of its total assets in fixed-income senior securities.

In selecting securities for the Fund, the Advisor attempts to maximize total return by purchasing a combination of common stocks and fixed income securities of U.S. issuers. The Advisor will also attempt to minimize price declines during equity market downturns by reallocating assets to fixed income securities. The dollar-weighted average maturity of the Fund’s fixed income securities may vary depending on market conditions, but will be between five and twenty years.

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Risks

All mutual funds take investment risks. Therefore, it is possible to lose money by investing in the Fund. The primary factors that may reduce the Fund’s returns include:

  Stock Market Risks. The value of equity securities in the Fund’s portfolio will fluctuate and, as a result, the Fund’s Share price may decline suddenly or over a sustained period of time.
  Risk Related to Investing for Growth. The growth stocks in which the Fund invests are typically more volatile than value stocks and may depend more on price changes than dividends for return.
  Risks Related to Investing for Value. Due to their low valuations, value stocks are typically less volatile than growth stocks. However, value stocks may lag behind growth stocks in an up market.
  Risk Related to Company Size. Because the smaller companies in which the Fund may invest may have unproven track records, a limited product or service base and limited access to capital, they may be more likely to fail than larger companies.
  Interest Rate Risks. Prices of fixed income securities generally fall when interest rates rise.
  Credit Risks. There is a possibility that issuers of securities in which the Fund may invest may default in the payment of interest or principal on the securities when due, which would cause the Fund to lose money.
  Prepayment Risks. When homeowners prepay their mortgages in response to lower interest rates, the Fund will be required to reinvest the proceeds at the lower interest rates available. Also, when interest rates fall, the price of mortgage backed securities may not rise to as great an extent as that of other fixed income securities.
  Call Risks. Issuers of securities may redeem the securities prior to maturity at a price below their current market value.

Performance Information

Risk/Return Bar Chart

Performance Over 9 Years

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Best Quarter

18.25% (12/31/98)

Worst Quarter

(11.71)% (9/30/02)

The bar chart shows the variability of the Fund’s Class A Shares total returns on a calendar year-end basis.

The total returns displayed for the Fund’s Class A Shares do not reflect the payment of any sales charges or recurring shareholder account fees. If these charges or fees had been included, the returns shown would have been lower.

The Fund’s Class A Shares total return for the six-month period from January 1, 2003 to June 30, 2003 was 12.16%.

Average Annual Total Return Table

The following table represents the Fund’s Class A and Class B Shares Average Annual Total Returns, reduced to reflect applicable sales charges for the calendar periods ended December 31, 2002. Return Before Taxes is shown. In addition, Return After Taxes is shown for the Fund’s Class A Shares to illustrate the effect of federal taxes on Fund returns. Actual after-tax returns depend on each investor’s personal tax situation, and are likely to differ from those shown. The table also shows returns for the Lehman Brothers U.S. Aggregate Bond Index, the Standard & Poor’s 500 Index (S&P 500) and the 60/40 Hybrid of the S&P 500 and the Lehman Brothers U.S. Aggregate Bond Index, respectively, broad-based market indexes, and the Lipper Balanced Funds Objective (average). The Lehman Brothers U.S. Aggregate Index is a widely recognized, market value-weighted index of U.S. government obligations, corporate debt securities and AAA-rated mortgage backed securities. The S&P 500 is an unmanaged capitalization-weighted index of 500 stocks designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries. The 60/40 Hybrid of the S&P and the Lehman Brothers U.S. Aggregate Bond Index, respectively, is comprised of two unmanaged indexes, weighted 60% S&P 500 and 40% Lehman Brothers U.S. Aggregate Bond Index. The Lipper Balanced Funds Objective is a composite of mutual funds, designated by Lipper, Inc., with goals similar to the Fund’s goals. All securities in the index are rated investment grade (BBB) or higher, with maturities of at least one year. Total returns for the indexes shown do not reflect sales charges, expenses or other fees that the SEC requires to be reflected in the Fund’s performance. The indexes and average are unmanaged and it is not possible to invest directly in an index or average.

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(For the periods ended December 31, 2002)

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			Start of
Class A Shares	1 Year	5 Years	Performance(1)

Return Before Taxes	(21.73)%	2.29%	6.49	%*

Return After Taxes on Distributions(2)	(22.23)%	0.89%	4.45	%*

Return After Taxes on Distributions
and Sale of Fund Shares(2)	(13.33)%	1.54%	4.50	%*

Class B Shares

Return Before Taxes	(22.52)%	1.97%	6.18	%**

Lehman Brothers U.S. Aggregate
Bond Index	10.25%	7.55%	7.17%

S&P 500	(22.10)%	(0.58)%	9.43%

60/40 Hybrid of the S&P 500 and the
Lehman Brothers U.S. Aggregate

Bond Index, Respectively	(9.16)%	2.67%	8.53%

Lipper Balanced Funds Objective	(12.74)%	1.10%	6.98%
(1)	The Fund’s Class A Shares and Class B Shares start of performance date was July 16, 1993.
(2)	After-tax returns are calculated using a standard set of assumptions. The stated returns assume the highest historical federal income and capital gains tax rates. Return After Taxes on Distributions assumes a continued investment in the Fund and shows the effect of taxes on Fund distributions. Return After Taxes on Distributions and Sale of Fund Shares assumes all shares were redeemed at the end of each measurement period, and shows the effect of any taxable gain (or offsetting loss) on redemption, as well as the effects of taxes on Fund distributions. These after-tax returns do not reflect the effect of any applicable state and local taxes. After-tax returns for Fund’s Class B Shares will differ from those for Fund’s Class A Shares. After-tax returns are not relevant to investors holding shares through tax-deferred programs, such as IRA or 401(k) plans.

*	The start of performance date was July 16, 1993. Class A Shares of the Fund were offered beginning March 9, 1994. Performance results shown before that date are for the Fund’s Institutional I Shares and have been adjusted for the maximum sales charge and total annual operating expenses applicable to Fund’s Class A Shares. The Fund’s Institutional I Shares, which is not offered by this prospectus, commenced operations on July 16, 1993. The Fund’s Class A Shares annual returns would have been substantially similar to those of the Fund’s Institutional I Shares because Shares of each class are invested in the same portfolio of securities.

**	The start of performance date was July 16, 1993. Class B Shares of the Fund were offered beginning September 14, 1998. Performance results shown before that date are for the Fund’s Institutional I Shares and have been adjusted for the maximum CDSC and total annual operating expenses applicable to Fund’s Class B Shares. The Fund’s Institutional I Shares, which is not offered by this prospectus, commenced operations on July 16, 1993. The Fund’s Class B Shares annual returns would have been substantially similar to those of the Fund’s Institutional I Shares because Shares of each class are invested in the same portfolio of securities.

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Past performance is no guarantee of future results. This information provides you with historical performance information so that you can analyze whether the Fund’s investment risks are balanced by its potential returns.

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold Shares of the Fund’s Class A Shares and Class B Shares.

Shareholder Fees

Fees Paid Directly From Your Investment

	Class A	Class B

Maximum Sales Charge (Load) Imposed on Purchases
(as a percentage of offering price)	5.50%	None

Maximum Deferred Sales Charge (Load) (as a percentage
of original purchase price or redemption
proceeds, as applicable)	None	5.00%

Maximum Sales Charge (Load) Imposed on

Reinvested Dividends (and other Distributions)
(as a percentage of offering price)	None	None

Redemption Fee (as a percentage of amount
redeemed, if applicable)	None	None

Exchange Fee	None	None

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Annual Fund Operating Expenses (Before Waivers)(1)

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Expenses That are Deducted From Fund Assets (as a percentage of average net assets)

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	Class A	Class B

Management Fee	0.65%	0.65%

Distribution (12b-1) Fee	0.25%	0.75%

Shareholder Services Fee(2)	0.25%	0.25%

Other Expenses	0.20%	0.20%

Total Annual Fund Operating Expenses(3)	1.35%	1.85%(4)
(1)	Although not contractually obligated to do so, the shareholder services provider expects to waive certain amounts. These are shown below along with the net expenses the Fund expects to pay for the fiscal year ending April 30, 2004.

Total Waiver of Fund Expenses	0.25%	0.05%
Total Actual Annual Fund Operating
Expenses (after waivers)	1.10%	1.80%
(2)	All or a portion of the shareholder services fee for the Fund’s Class A Shares and Class B Shares is expected to be voluntarily waived. This anticipated voluntary waiver can be terminated at any time. The shareholder services fee paid by the Fund’s Class A Shares and Class B Shares (after the anticipated voluntary waiver) is expected to be 0.00% and 0.20%, respectively, for the fiscal year ending April 30, 2004.

(3)	Total Annual Fund Operating Expenses have been restated to reflect current fees.
(4)	After Class B Shares have been held for eight years from the date of purchase, they will automatically convert to Class A Shares on or about the last day of the following month. Class A Shares pay lower operating expenses than Class B Shares.


Example

This Example is intended to help you compare the cost of investing in the Fund’s Class A Shares and Class B Shares with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund’s Class A Shares and Class B Shares for the time periods indicated and then redeem all of your Shares at the end of those periods. Expenses assuming no redemption are also shown. The Example also assumes that your investment has a 5% return each year and that the Fund’s Class A Shares and Class B Shares operating expenses are before waivers as estimated in the table and remain the same. Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:


Class A	1 Year	3 Years	5 Years	10 Years
Expenses assuming
redemption	$680	$954	$1,249	$2,085
Expenses assuming
no redemption	$680	$954	$1,249	$2,085
Class B)
Expenses assuming
redemption	$688	$882	$1,201	$2,039
Expenses assuming
no redemption	$188	$582	$1,001	$2,039


MTB EQUITY INCOME FUND

Goal

Current income and growth of capital.

Strategy

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The Fund seeks its investment goal by investing primarily in dividend-paying U.S. common stocks and other equity securities. Under normal circumstances, at least 80% of the value of the Fund’s net assets will be invested in dividend-paying equity securities. The Fund may, to a limited extent, purchase convertible and preferred stocks and investment grade fixed income securities. The Fund’s Advisor will build a broadly diversified portfolio of stocks of mid-size and large companies that have an above-average dividend yield relative to the broad stock market.

In selecting securities for the Fund, the Advisor purchases stocks of high-quality companies that have consistently paid dividends. In addition, the Advisor will generally invest in stocks of companies whose securities are attractively valued relative to comparable investments.

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Risks

All mutual funds take investment risks. Therefore, it is possible to lose money by investing in the Fund. The primary factors that may reduce the Fund’s returns include:

  Stock Market Risks. The value of equity securities in the Fund’s portfolio will fluctuate and, as a result, the Fund’s Share price may decline suddenly or over a sustained period of time.
  Risks Related to Investing for Value. Due to their low valuations, value stocks are typically less volatile than growth stocks. However, value stocks may lag behind growth stocks in an up market.
  Risk Related to Company Size. Because the smaller companies in which the Fund may invest may have unproven track records, a limited product or service base and limited access to capital, they may be more likely to fail than larger companies.

Performance Information

Risk/Return Bar Chart

Performance Over 6 Years

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Best Quarter

12.41% (6/30/97)

Worst Quarter

(19.21)% (9/30/02)

The bar chart shows the variability of the Fund's Class A Shares total returns on a calendar year-end basis.

The total returns displayed for the Fund's Class A Shares do not reflect the payment of any sales charges or recurring shareholder account fees. If these charges or fees had been included, the returns shown whould have been lower.

The Fund's Class A Shares total return for the six-month period from January 1, 2003 to June 30, 2003 was 8.34%

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Average Annual Total Return Table

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The following table represents the Fund’s Class A Shares Average Annual Total Returns for the calendar periods ended December 31, 2002. Return Before Taxes is shown. In addition, Return After Taxes is shown for the Fund’s Class A Shares to illustrate the effect of federal taxes on Fund returns. Actual after-tax returns depend on each investor’s personal tax situation, and are likely to differ from those shown. The table also shows returns for the Standard & Poor’s 500 Index (S&P 500), a broad-based market index, and the Lipper Equity Income Funds Classification (average). The S&P 500 is an unmanaged capitalization-weighted index of 500 stocks designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries. The Lipper Equity Income Funds Classification is a composite of mutual funds, designated by Lipper, Inc., with goals similar to the Fund’s goals. Total returns for the index shown do not reflect sales charges, expenses or other fees that the SEC requires to be reflected in the Fund’s performance. The index and average are unmanaged and it is not possible to invest directly in an index or average.


(For the periods ended December 31, 2002)

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			Start of
Class A Shares	1 Year	5 Years	Performance(1)

Return Before Taxes	(22.95)%	(2.74)%	2.46%

Return After Taxes on Distributions(2)	(23.37)%	(4.17)%	0.57%

Return After Taxes on Distributions

and Sale of Fund Shares(2)	(14.06)%	(2.35)%	1.59%

S&P 500	(22.10)%	(0.58)%	4.00%

Lipper Equity Income
Funds Classification	(17.22)%	(0.27)%	3.93%
(1)	The Fund’s Class A Shares start of performance date was November 18, 1996.
(2)	After-tax returns are calculated using a standard set of assumptions. The stated returns assume the highest historical federal income and capital gains tax rates. Return After Taxes on Distributions assumes a continued investment in the Fund and shows the effect of taxes on Fund distributions. Return After Taxes on Distributions and Sale of Fund Shares assumes all shares were redeemed at the end of each measurement period, and shows the effect of any taxable gain (or offsetting loss) on redemption, as well as the effects of taxes on Fund distributions. These after-tax returns do not reflect the effect of any applicable state and local taxes. After-tax returns are not relevant to investors holding shares through tax-deferred programs, such as IRA or 401(k) plans.


Past performance is no guarantee of future results. This information provides you with historical performance information so that you can analyze whether the Fund’s investment risks are balanced by its potential returns.

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold the Fund’s Class A Shares and Class B Shares.

Shareholder Fees

Fees Paid Directly From Your Investment

	Class A	Class B

Maximum Sales Charge (Load) Imposed on Purchases
(as a percentage of offering price)	5.50%	None

Maximum Deferred Sales Charge (Load) (as a percentage
of original purchase price or redemption
proceeds, as applicable)	None	5.00%

Maximum Sales Charge (Load) Imposed on Reinvested
Dividends (and other Distributions) (as a
percentage of offering price)	None	None

Redemption Fee (as a percentage of amount
redeemed, if applicable)	None	None

Exchange Fee	None	None

Annual Fund Operating Expenses (Before Waivers)(1)

Expenses That are Deducted From Fund Assets (as percentage of average net assets)

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	Class A	Class B

Management Fee	0.70%	0.70%

Distribution (12b-1) Fee	0.25%(2)	0.75%

Shareholder Services Fee	0.25%(3)	0.25%

Other Expenses	0.28%	0.28%

Total Annual Fund Operating Expenses(4)	1.48%	1.98%(5)
(1)	Although not contractually obligated to do so, the distributor and shareholder services provider expect to waive certain amounts. These are shown below along with the net expenses the Fund expects to pay for the fiscal year ending April 30, 2004.

Total Waiver of Fund Expenses	0.30%	0.00%
Total Actual Annual Fund Operating
Expenses (after waivers)	1.18%	1.98%
(2)	A portion of the distribution (12b-1) fee for the Fund’s Class A Shares is expected to be voluntarily waived. This anticipated voluntary waiver can be terminated at any time. The distribution (12b-1) fee expected paid by the Fund (after the anticipated voluntary waiver) is expected to be 0.20% for the fiscal year ending April 30, 2004.

(3)	The shareholder services fee for the Fund’s Class A Shares is expected to be voluntarily waived. This anticipated voluntary waiver can be terminated at any time. The shareholder services fee paid by the Fund’s Class A Shares (after the anticipated voluntary waiver) is expected to be 0.00% for the fiscal year ending April 30, 2004.

(4)	Total Annual Fund Operating Expenses have been restated to reflect current fees.
(5)	After Class B Shares have been held for eight years from the date of purchase, they will automatically convert to Class A Shares on or about the last day of the following month. Class A Shares pay lower operating expenses than Class B Shares.

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Example

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This Example is intended to help you compare the cost of investing in the Fund’s Class A Shares and Class B Shares with the cost of investing in other mutual funds.


The example assumes that you invest $10,000 in the Fund’s Class A Shares and Class B Shares for the time periods indicated and then redeem all of your Shares at the end of those periods. Expenses assuming no redemption are also shown. The example also assumes that your investment has a 5% return each year and that the Fund’s Class A Shares and Class B Shares operating expenses are before waivers as shown in the table and remain the same. Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:


Class A	1 Year	3 Years	5 Years	10 Years
Expenses assuming
redemption	$692	$992	$1,314	$2,221
Expenses assuming
no redemption	$692	$992	$1,314	$2,221
Class B
Expenses assuming
redemption	$701	$921	$1,268	$2,177
Expenses assuming
no redemption	$201	$621	$1,068	$2,177

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MTB LARGE CAP VALUE FUND

Goal

To provide income. Capital appreciation is a secondary, non-fundamental investment consideration.

Strategy

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The Fund invests, under normal market conditions, at least 80% of the value of its net assets in a diversified portfolio of equity securities (primarily common stocks) of U.S. companies with market capitalizations at time of purchase greater than $3 billion. Equity securities include common and preferred stocks, as well as convertible securities. The Advisor uses a value-oriented approach to select those companies with unrecognized or undervalued assets. Such a value approach seeks companies whose stock prices do not appear to reflect their underlying value as measured by assets, earnings, cash flow, business franchises, or other quantitative or qualitative measurements.


Risks

All mutual funds take investment risks. Therefore, it is possible to lose money by investing in the Fund. The primary factors that may reduce the Fund’s returns include:

  Stock Market Risks. The value of equity securities in the Fund’s portfolio will fluctuate and, as a result, the Fund’s Share price may decline suddenly or over a sustained period of time.
  Risks Related to Investing for Value. Due to their low valuations, value stocks are typically less volatile than growth stocks. However, value stocks may lag behind growth stocks in an up market.

Performance Information

Risk/Return Bar Chart

Performance Over 5 Years

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Best Quarter

18.26% (12/31/98)

Worst Quarter

(21.47)% (9/30/02)


The bar chart shows the variability of the Fund’s Class A Shares total returns on a calendar year-end basis.

The total returns displayed for the Fund’s Class A Shares do not reflect the payment of any sales charges or recurring shareholder account fees. If these charges or fees had been included, the returns shown would have been lower.

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The Fund’s Class A Shares total return for the six-month period from January 1, 2003 to June 30, 2003 was 15.54%.


Average Annual Total Return Table


The following table represents the Fund’s Class A and Class B Shares Average Annual Total Returns, reduced to reflect applicable sales charges, for the calendar periods ended December 31, 2002. Return Before Taxes is shown. In addition, Return After Taxes is shown for the Fund’s Class A Shares to illustrate the effect of federal taxes on Fund returns. Actual after-tax returns depend on each investor’s personal tax situation, and are likely to differ from those shown. The table also shows returns for the Standard & Poor’s 500/Barra Value Index (S&P 500/BV), a broad-based market index. The S&P 500/BV is constructed by sorting the S&P 500 based on its price-to-book ratios, with the low price-to-book companies forming the index. The S&P 500 is an unmanaged capitalization-weighted index of 500 stocks designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries. Total returns for the index shown do not reflect sales charges, expenses or other fees that the SEC requires to be reflected in the Fund’s performance. The index is unmanaged and it is not possible to invest directly in an index.


(For the periods ended December 31, 2002)


			Start of
Class A Shares	1 Year	5 Years	Performance(1)

Return Before Taxes	(29.11)%	(4.20)%	(3.09)%

Return After Taxes on Distributions(2)	(29.30)%	(5.06)%	(3.94)%

Return After Taxes on Distributions and
Sale of Fund Shares(2)	(17.86)%	(3.59)%	(2.73)%

Class B Shares

Return Before Taxes	(29.38)%	NA	(9.68)%

S&P 500/BV	(20.85)%	(1.06)%	(0.55)%
(1)	The Fund’s Class A and Class B Shares start of performance dates were September 26, 1997 and December 10, 1999, respectively.
(2)	After-tax returns are calculated using a standard set of assumptions. The stated returns assume the highest historical federal income and capital gains tax rates. Return After Taxes on Distributions assumes a continued investment in the Fund and shows the effect of taxes on Fund distributions. Return After Taxes on Distributions and Sale of Fund Shares assumes all shares were redeemed at the end of each measurement period, and shows the effect of any taxable gain (or offsetting loss) on redemption, as well as the effects of taxes on Fund distributions. These after-tax returns do not reflect the effect of any applicable state and local taxes. After-tax returns for Class B Shares will differ from those shown above for Class A Shares. After-tax returns are not relevant to investors holding shares through tax-deferred programs, such as IRA or 401(k) plans.


Past performance is no guarantee of future results. This information provides you with historical performance information so that you can analyze whether the Fund’s investment risks are balanced by its potential returns.

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold Shares of the Fund’s Class A and B Shares.

Shareholder Fees

Fees Paid Directly From Your Investment

	Class A	Class B

Maximum Sales Charge (Load) Imposed on Purchases
(as a percentage of offering price)	5.50%	None

Maximum Deferred Sales Charge (Load) (as a
percentage of original purchase price or
redemption proceeds, as applicable)	None	5.00%

Maximum Sales Charge (Load) Imposed on
Reinvested Dividends (and other Distributions)
(as a percentage of offering price)	None	None

Redemption Fee (as a percentage of amount
redeemed, if applicable)	None	None

Exchange Fee	None	None

Annual Fund Operating Expenses (Before Waivers)(1)

Expenses That are Deducted From Fund Assets (as a percentage of average net assets)


	Class A	Class B

Management Fee	0.70%	0.70%

Distribution (12b-1) Fee	0.25%(2)	0.75%

Shareholder Services Fee	0.25%(3)	0.25%

Other Expenses	0.35%	0.35%

Total Annual Fund Operating Expenses (4)	1.55%	2.05%(5)
(1)	Although not contractually obligated to do so, the distributor and shareholder services provider expect to waive certain amounts. These are shown below along with the net expenses the Fund expects to pay for the fiscal year ending April 30, 2004.

Total Waiver of Fund Expenses	0.39%	0.00%
Total Actual Annual Fund Operating
Expenses (after waivers)	1.16%	2.05%
(2)	A portion of the distribution (12b-1) fee for the Fund’s Class A Shares is expected to be voluntarily waived. This anticipated voluntary waiver can be terminated at any time. The distribution (12b-1) fee paid by the Fund’s Class A Shares (after the anticipated voluntary waiver) is expected to be 0.11% for the fiscal year ending April 30, 2004.

(3)	The shareholder services fee for the Fund’s Class A Shares is expected to be voluntarily waived. This anticipated voluntary waiver can be terminated at any time. The shareholder services fee paid by the Fund’s Class A Shares (after the anticipated voluntary waiver) is expected to be 0.00% for the fiscal year ending April 30, 2004.

(4)	Total Annual Fund Operating Expenses have been restated to reflect current fees.
(5)	After Class B Shares have been held for eight years from the date of purchase, they will automatically convert to Class A Shares on or about the last day of the following month. Class A Shares pay lower operating expenses than Class B Shares.


Example

This Example is intended to help you compare the cost of investing in the Fund’s Class A and B Shares with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund’s Class A and B Shares for the time periods indicated and then redeem all of your Shares at the end of those periods. Expenses assuming no redemption are also shown. The Example also assumes that your investment has a 5% return each year and that the Fund’s Class A and B Shares operating expenses are before waivers as estimated in the table and remain the same. Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:


Class A	1 Year	3 Years	5 Years	10 Years
Expenses assuming
redemption	$699	$1,013	$1,348	$2,294
Expenses assuming
no redemption	$699	$1,013	$1,348	$2,294
Class B
Expenses assuming
redemption	$708	$943	$1,303	$2,251
Expenses assuming
no redemption	$208	$643	$1,103	$2,251

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MTB EQUITY INDEX FUND

Goal

Investment results that correspond to the performance of the Standard & Poor’s 500 Index (S&P 500).

Strategy

The Fund seeks its investment goal by investing in substantially all of the securities listed in the S&P 500, which is comprised of 500 selected securities (mostly common stocks). Under normal circumstances, the Fund invests at least 80% of the value of its net assets in equity securities of companies included in the S&P 500. The Fund is managed by utilizing a computer program that identifies which stocks should be purchased or sold in order to replicate, as closely as practicable, the composition of the S&P 500. The Fund will approximate the industry and sector weightings of the S&P 500 by matching the weightings of the stocks included in the S&P 500.

The Fund may, to a limited extent, invest in futures contracts, options, options on futures, and index participation contracts based on the S&P 500. The Fund will invest in these contracts and options to maintain sufficient liquidity to meet redemption requests, to increase the level of Fund assets devoted to replicating the composition of the S&P 500, and to reduce transaction costs.

Although the Fund will not replicate the performance of the S&P 500 precisely, it is anticipated that there will be a close correlation between the Fund’s performance and that of the S&P 500 in both rising and falling markets. The size and timing of cash flows and the level of expenses are the principal factors that contribute to the lack of precise correlation between the S&P 500 and the Fund. The Fund attempts to achieve a 95% or better correlation between the performance of the Fund and that of the S&P 500.

Risks

All mutual funds take investment risks. Therefore, it is possible to lose money by investing in the Fund. The primary factors that may reduce the Fund’s returns include:

  Stock Market Risks. The value of equity securities in the Fund’s portfolio will fluctuate and, as a result, the Fund’s Share price may decline suddenly or over a sustained period of time.
  Tracking Error Risk. Due to additional expenses borne by the Fund which are not borne by the Fund’s benchmark index, the Fund may not be able achieve its investment objective of accurately correlating to the S&P 500.

Performance Information

Risk/Return Bar Chart

Performance Over 5 Years

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Best Quarter

21.14% (12/31/98)

Worst Quarter

(17.19)% (9/30/02)

The bar chart shows the variability of the Fund’s Class A Shares total returns on a calendar year-end basis.

The total returns displayed for the Fund’s Class A Shares do not reflect the payment of any sales charges or recurring shareholder account fees. If these charges or fees had been included, the returns shown would have been lower.

The Fund’s Class A Shares total return for the six-month period from January 1, 2003 to June 30, 2003 was 11.03%.

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Average Annual Total Return Table

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The following table represents the Fund’s Class A Shares Average Annual Total Returns, reduced to reflect applicable sales charges, for the calendar periods ended December 31, 2002. Return Before Taxes is shown. In addition, Return After Taxes is shown for the Fund’s Class A Shares to illustrate the effect of federal taxes on Fund returns. Actual after-tax returns depend on each investor’s personal tax situation, and are likely to differ from those shown. The table also shows returns for the S&P 500, a broad-based market index, and the Lipper S&P 500 Index Objective (average). The S&P 500 is an unmanaged capitalization-weighted index of 500 stocks designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries. The Lipper S&P 500 Index Objective is a composite of mutual funds, designated by Lipper, Inc., with goals similar to the Fund’s goals. Total returns for the index shown do not reflect sales charges, expenses or other fees that the SEC requires to be reflected in the Fund’s performance. The index and average are unmanaged and it is not possible to invest directly in an index or average.

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(For the periods ended December 31, 2002)

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			Start of
Class A Shares	1 Year	5 Years	Performance(1)

Return Before Taxes	(25.90)%	(1.54)%	(0.83)%

Return After Taxes on Distributions(2)	(26.16)%	(2.85)%	(2.13)%

Return After Taxes on Distributions
and Sale of Fund Shares(2)	(15.89)%	(1.13)%	(0.59)%

S&P 500	(22.10)%	(0.58)%	0.64%

Lipper S&P 500 Index Objective	(23.12)%	(1.22)%	0.13%
(1)	The Fund’s Class A Shares start of performance date was October 3, 1997.
(2)	After-tax returns are calculated using a standard set of assumptions. The stated returns assume the highest historical federal income and capital gains tax rates. Return After Taxes on Distributions assumes a continued investment in the Fund and shows the effect of taxes on Fund distributions. Return After Taxes on Distributions and Sale of Fund Shares assumes all shares were redeemed at the end of each measurement period, and shows the effect of any taxable gain (or offsetting loss) on redemption, as well as the effects of taxes on Fund distributions. These after-tax returns do not reflect the effect of any applicable state and local taxes. After-tax returns are not relevant to investors holding shares through tax-deferred programs, such as IRA or 401(k) plans.

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Past performance is no guarantee of future results. This information provides you with historical performance information so that you can analyze whether the Fund’s investment risks are balanced by its potential returns.

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold the Fund’s Class A Shares and Class B Shares.

Shareholder Fees

Fees Paid Directly From Your Investment

	Class A	Class B

Maximum Sales Charge (Load) Imposed on Purchases
(as a percentage of offering price)	5.50%	None

Maximum Deferred Sales Charge (Load) (as a percentage
of original purchase price or redemption
proceeds, as applicable)	None	5.00%

Maximum Sales Charge (Load) Imposed on
Reinvested Dividends (and other Distributions)
(as a percentage of offering price)	None	None

Redemption Fee (as a percentage of amount
redeemed, if applicable)	None	None

Exchange Fee	None	None

Annual Fund Operating Expenses (Before Waivers)(1)

Expenses That are Deducted From Fund Assets (as percentage of average net assets)

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	Class A	Class B

Management Fee(2)	0.20%	0.20%

Distribution (12b-1) Fee	0.25%	0.75%

Shareholder Services Fee	0.25%(3)	0.25%

Other Expenses	0.25%	0.25%

Total Annual Fund Operating Expenses(4)	0.95%	1.45%(5)
(1)	Although not contractually obligated to do so, the advisor and shareholder services provider expect to waive certain amounts. These are shown below along with the net expenses the Fund expects to pay for the fiscal year ending April 30, 2004.

Total Waiver of Fund Expenses	0.37%	0.15%
Total Actual Annual Fund Operating
Expenses (after waivers)	0.58%	1.30%
(2)	The advisor expects to voluntarily waive a portion of the management fee. The advisor can terminate this anticipated voluntary waiver at any time. The management fee paid by the Fund (after the anticipated voluntary waiver) is expected to be 0.05% for the fiscal year ending April 30, 2004.

(3)	The shareholder services fee for the Fund’s Class A Shares is expected to be voluntarily waived. This anticipated voluntary waiver can be terminated at any time. The shareholder services fee paid by the Fund’s Class A Shares (after the anticipated voluntary waiver) is expected to be 0.03% for the fiscal year ending April 30, 2004.

(4)	Total Annual Fund Operating Expenses have been restated to reflect current fees.
(5)	After Class B Shares have been held for eight years from the date of purchase, they will automatically convert to Class A Shares on or about the last day of the following month. Class A Shares pay lower operating expenses than Class B Shares.

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Example

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This Example is intended to help you compare the cost of investing in the Fund’s Class A Shares and Class B Shares with the cost of investing in other mutual funds.

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The example assumes that you invest $10,000 in the Fund’s Class A Shares and Class B Shares for the time periods indicated and then redeem all of your Shares at the end of those periods. Expenses assuming no redemption are also shown. The example also assumes that your investment has a 5% return each year and that the Fund’s Class A Shares and Class B Shares operating expenses are before waivers as shown in the table and remain the same. Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:

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Class A	1 Year	3 Years	5 Years	10 Years
Expenses assuming
redemption	$642	$836	$1,047	$1,652
Expenses assuming
no redemption	$642	$836	$1,047	$1,652
Class B
Expenses assuming
redemption	$648	$759	$992	$1,600
Expenses assuming
no redemption	$148	$459	$792	$1,600

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MTB LARGE CAP STOCK FUND

Goal

Growth of principal.

Strategy

The Fund seeks its investment goal by investing primarily in a diversified portfolio of common stocks and other equity securities of U.S. issuers. Under normal circumstances, the Fund will invest at least 80% of the value of its net assets in equity securities (primarily common stocks) of companies with market capitalizations at time of purchase greater than $3 billion.

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In selecting investments for the Fund, the Advisor emphasizes stocks with higher-than-average sales growth, higher-than-average return on equity, above-average free cash flow, and return on invested capital that exceeds the cost of capital. The Advisor will also weigh corporate management’s ability to adjust to the dynamics of rapidly changing economic and business conditions. The Advisor’s investment approach is based on the conviction that, over the long term, broad-based economic growth will be reflected in the growth of the revenues and earnings of publicly held corporations.

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Risks

All mutual funds take investment risks. Therefore, it is possible to lose money by investing in the Fund. The primary factors that may reduce the Fund’s returns include:

  Stock Market Risks. The value of equity securities in the Fund’s portfolio will fluctuate and, as a result, the Fund’s Share price may decline suddenly or over a sustained period of time.
  Risks Related to Investing for Value. Due to their low valuations, value stocks are typically less volatile than growth stocks. However, value stocks may lag behind growth stocks in an up market.

Performance Information

Risk/Return Bar Chart

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Performance Over 6 Years

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Best Quarter

18.95% (12/31/98)

Worst Quarter

(19.11)% (9/30/02)

The bar chart shows the variability of the Fund’s Class A Shares total returns on a calendar year-end basis.

The total returns displayed for the Fund’s Class A Shares do not reflect the payment of any sales charges or recurring shareholder account fees. If these charges or fees had been included, the returns shown would have been lower.

The Fund’s Class A Shares total return for the six-month period from January 1, 2003 to June 30, 2003 was 9.56%.

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Average Annual Total Return Table

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The following table represents the Fund’s Class A and Class B Shares Average Annual Total Returns, reduced to reflect applicable sales charges for the calendar periods ended December 31, 2002. Return Before Taxes is shown. In addition, Return After Taxes is shown for the Fund’s Class A Shares to illustrate the effect of federal taxes on Fund returns. Actual after-tax returns depend on each investor’s personal tax situation, and are likely to differ from those shown. The table also shows returns for the S&P 500 and the Standard & Poor’s 500/Barra Value Index (S&P 500/BV), broad-based market indexes, and the Lipper Large Cap Value Funds Classification (average). The S&P 500 is an unmanaged capitalization-weighted index of 500 stocks designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries. The S&P 500/BV is a market capitalization-weighted index of the stocks in the S&P 500 having the lowest price-to-book ratios. The index consists of approximately half of the S&P 500 on a market capitalization basis. The Lipper Large Cap Value Funds Classification is a composite of mutual funds, designated by Lipper, Inc., with goals similar to the Fund’s goals. Total returns for the indexes shown do not reflect sales charges, expenses or other fees that the SEC requires to be reflected in the Fund’s performance. The indexes and average are unmanaged and it is not possible to invest directly in an index or average.

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(For the periods ended December 31, 2002)

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			Start of
Class A Shares	1 Year	5 Years	Performance(1)

Return Before Taxes	(28.39)%	(2.44)%	4.23	%*

Return After Taxes on Distributions(2)	(28.73)%	(4.52)%	1.74	%*

Return After Taxes on Distributions and
Sale of Fund Shares(2)	(17.19)%	(1.73)%	3.19	%*

Class B Shares

Return Before Taxes	(29.06)%	(2.72)%	3.80	%**

S&P 500	(22.10)%	(0.58)%	6.30%

S&P 500/BV	(20.85)%	(0.85)%	5.12%

Lipper Large Cap Value Funds
Classification	(20.92)%	(1.36)%	4.82%
(1)	The Fund’s Class A and Class B Shares start of performance date was April 1, 1996. Performance presented prior to March 30, 1998 reflects the performance of the Marketvest Equity Fund Shares, which were offered beginning April 1, 1996. The assets of the Marketvest fund were reorganized into the predecessor ARK Fund in 1998 following the acquisition by Allfirst Financial Inc. of Dauphin Deposit Corporation.

(2)	After-tax returns are calculated using a standard set of assumptions. The stated returns assume the highest historical federal income and capital gains tax rates. Return After Taxes on Distributions assumes a continued investment in the Fund and shows the effect of taxes on Fund distributions. Return After Taxes on Distributions and Sale of Fund Shares assumes all shares were redeemed at the end of each measurement period, and shows the effect of any taxable gain (or offsetting loss) on redemption, as well as the effects of taxes on Fund distributions. These after-tax returns do not reflect the effect of any applicable state and local taxes. After-tax returns for Class B Shares will differ from those shown above for Class A Shares. After-tax returns are not relevant to investors holding shares through tax-deferred programs, such as IRA or 401(k) plans.

*	The start of performance date was April 1, 1998. Class A Shares of the Fund were offered beginning April 1, 1998. Performance results shown before that date are for the Fund’s Institutional I Shares and have been adjusted for the maximum sales charge and total annual operating expenses applicable to the Fund’s Class A Shares. The Fund’s Institutional I Shares, which is not offered by this prospectus, commenced operations on April 1, 1998. Performance results before that date are for the Marketvest Equity Fund, which began offering its shares on April 1, 1996 and was reorganized into the Fund on March 27, 1998. The Fund’s Class A Shares annual returns would have been substantially similar to those of the Fund’s Institutional I Shares because Shares of each class are invested in the same portfolio of securities.

**	The start of performance date was April 1, 1996. Class B Shares of the Fund were offered beginning September 14, 1998. Performance results shown before that date are for the Fund’s Institutional I Shares and have been adjusted for the maximum CDSC and total annual operating expenses applicable to the Fund’s Class B Shares. The Fund’s Institutional I Shares, which is not offered by this prospectus, commenced operations on April 1, 1998. Performance results before that date are for the Marketvest Equity Fund, which began offering its shares on April 1, 1996 and was reorganized into the predecessor ARK Fund on March 27, 1998. The Fund’s Class B Shares annual returns would have been substantially similar to those of the Fund’s Institutional I Shares because Shares of each class are invested in the same portfolio of securities.

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Past performance is no guarantee of future results. This information provides you with historical performance information so that you can analyze whether the Fund’s investment risks are balanced by its potential returns.

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold the Fund’s Class A Shares and Class B Shares.

Shareholder Fees

Fees Paid Directly From Your Investment

	Class A	Class B

Maximum Sales Charge (Load) Imposed on Purchases
(as a percentage of offering price)	5.50%	None

Maximum Deferred Sales Charge (Load) (as a
percentage of original purchase price or redemption
proceeds, as applicable)	None	5.00%

Maximum Sales Charge (Load) Imposed on
Reinvested Dividends (and other Distributions)
(as a percentage of offering price)	None	None

Redemption Fee (as a percentage of amount
redeemed, if applicable)	None	None

Exchange Fee	None	None

Annual Fund Operating Expenses (Before Waivers)(1)

Expenses That are Deducted From Fund Assets (as percentage of average net assets)

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	Class A		Class B

Management Fee	0.85%		0.85%

Distribution (12b-1) Fee	0.25	%(2)	0.75%

Shareholder Services Fee	0.25)	%(3	0.25%

Other Expenses	0.19%		0.19%

Total Annual Fund Operating Expenses(4)	1.54%		2.04	%(5)
(1)	Although not contractually obligated to do so, the distributor and shareholder services provider expect to waive certain amounts. These are shown below along with the net expenses the Fund expects to pay for the fiscal year ending April 30, 2004.

Total Waiver of Fund Expenses	0.27%	0.00%
Total Actual Annual Fund Operating
Expenses (after waivers)	1.27%	2.04%
(2)	A portion of the distribution (12b-1) fee for the Fund’s Class A Shares is expected to be voluntarily waived. This anticipated voluntary waiver can be terminated at any time. The distribution (12b-1) fee expected paid by the Fund’s Class A Shares (after the anticipated voluntary waiver) is expected to be 0.23% for the fiscal year ending April 30, 2004.

(3)	The shareholder services fee for the Fund’s Class A Shares is expected to be voluntarily waived. This anticipated voluntary waiver can be terminated at any time. The shareholder services fee paid by the Fund (after the anticipated voluntary waiver) is expected to be 0.00% for the fiscal year ending April 30, 2004.

(4)	Total Annual Fund Operating Expenses have been restated to reflect current fees.
(5)	After Class B Shares have been held for eight years from the date of purchase, they will automatically convert to Class A Shares on or about the last day of the following month. Class A Shares pay lower operating expenses than Class B Shares.

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Example

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This Example is intended to help you compare the cost of investing in the Fund’s Class A Shares and Class B Shares with the cost of investing in other mutual funds.

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The example assumes that you invest $10,000 in the Fund’s Class A Shares and Class B Shares for the time periods indicated and then redeem all of your Shares at the end of those periods. Expenses assuming no redemption are also shown. The example also assumes that your investment has a 5% return each year and that the Fund’s Class A Shares and Class B Shares operating expenses are before waivers as shown in the table and remain the same. Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:

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Class A	1 Year	3 Years	5 Years	10 Years
Expenses assuming
redemption	$698	$1,010	$1,343	$2,284

Expenses assuming
no redemption	$698	$1,010	$1,343	$2,284

Class B
Expenses assuming

redemption	$707	$940	$1,298	$2,241

Expenses assuming
no redemption	$207	$640	$1,098	$2,241

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MTB LARGE CAP GROWTH FUND

Goal

To provide capital appreciation.

Strategy

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The Fund invests, under normal market conditions, at least 80% of the value of its net assets in a diversified portfolio of equity securities (primarily common stocks) of companies with market capitalizations at time of purchase greater than $3 billion. Equity securities include common and preferred stocks as well as convertible securities. Montag & Caldwell, Inc. (Montag & Caldwell), the Fund’s sub-advisor, uses a bottom-up approach to selecting growth-oriented stocks. The Fund seeks to invest in high-quality, well-established large cap companies that:

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  have a strong history of earnings growth;
  are attractively priced, relative to the company’s potential for above-average, long-term earnings and revenue growth;
  have strong balance sheets;
  have a sustainable competitive advantage; and
  are currently, or have the potential to become industry leaders.

Risks

All mutual funds take investment risks. Therefore, it is possible to lose money by investing in the Fund. The primary factors that may reduce the Fund’s returns include:

  Stock Market Risks. The value of equity securities in the Fund’s portfolio will fluctuate and, as a result, the Fund’s Share price may decline suddenly or over a sustained period of time.
  Risk Related to Investing for Growth. The growth stocks in which the Fund invests are typically more volatile than value stocks and may depend more on price changes than dividends for return.

Performance Information

Risk/Return Bar Chart

Performance Over 2 Years

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Best Quarter

10.41% (12/31/01)

Worst Quarter

(15.30)% (3/31/01)

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The bar chart shows the variability of the Fund’s Class A Shares total returns on a calendar year-end basis.

The total returns displayed for the Fund’s Class A Shares do not reflect the payment of any sales charges or recurring shareholder account fees. If these charges or fees had been included, the returns shown would have been lower.

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The Fund’s Class A Shares total return for the six-month period from January 1, 2003 to June 30, 2003 was 8.27%.

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Average Annual Total Return Table

The following table represents the Fund’s Class A and Class B Shares Average Annual Total Returns, reduced to reflect applicable sales charges, for the calendar periods ended December 31, 2002. Return Before Taxes is shown. In addition, Return After Taxes is shown for the Fund’s Class A Shares to illustrate the effect of federal taxes on Fund returns. Actual after-tax returns depend on each investor’s personal tax situation, and are likely to differ from those shown. The table also shows returns for the Standard & Poor’s 500 Index (S&P 500), the Russell 1000 Index and the Standard & Poor’s 500/Barra Growth Index (S&P 500/BG), broad-based market indexes. The S&P 500 is an unmanaged capitalization-weighted index of 500 stocks designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries. The Russell 1000 Index measures the performance of the 1,000 largest companies in the Russell 3000 Index, which represents approximately 90% of the total market capitalization of the Russell 3000 Index. The S&P 500/BG is an unmanaged capitalization-weighted index of stocks in the S&P 500 having the highest price-to-book ratios. The S&P 500/BG consists of approximately half of the S&P 500 on a market capitalization basis. Total returns for the indexes shown do not reflect sales charges, expenses or other fees that the SEC requires to be reflected in the Fund’s performance. The indexes are unmanaged and it is not possible to invest directly in an index.

(For the periods ended December 31, 2002)

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		Start of
Class A Shares	1 Year	Performance(1)

Return Before Taxes	(27.73)%	(16.43)%

Return After Taxes on Distributions(2)	(27.73)%	(16.44)%

Return After Taxes on Distributions and
Sale of Fund Shares(2)	(17.03)%	(12.70)%

Class B Shares

Return Before Taxes	(27.94)%	(17.59)%

S&P 500	(22.10)%	(15.41)%

Russell 1000 Index	(21.65)%	(15.51)%

S&P 500/BG	(23.58)%	(21.43)%
(1)	The Fund’s Class A and Class B Shares start of performance dates were March 20, 2000 and April 6, 2000, respectively.
(2)	After-tax returns are calculated using a standard set of assumptions. The stated returns assume the highest historical federal income and capital gains tax rates. Return After Taxes on Distributions assumes a continued investment in the Fund and shows the effect of taxes on Fund distributions. Return After Taxes on Distributions and Sale of Fund Shares assumes all shares were redeemed at the end of each measurement period, and shows the effect of any taxable gain (or offsetting loss) on redemption, as well as the effects of taxes on Fund distributions. These after-tax returns do not reflect the effect of any applicable state and local taxes. After-tax returns for Class B Shares will differ from those shown above for Class A Shares. After-tax returns are not relevant to investors holding shares through tax-deferred programs, such as IRA or 401(k) plans.

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Past performance is no guarantee of future results. This information provides you with historical performance information so that you can analyze whether the Fund’s investment risks are balanced by its potential returns.

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold the Fund’s Class A Shares and Class B Shares.

Shareholder Fees
Fees Paid Directly From Your Investment
	Class A	Class B

Maximum Sales Charge (Load) Imposed on
Purchases (as a percentage of offering price)	5.50%	None

Maximum Deferred Sales Charge (Load) (as
a percentage of original purchase price or
redemption proceeds, as applicable)	None	5.00%

Maximum Sales Charge (Load) Imposed on
Reinvested Dividends (and other Distributions)
(as a percentage of offering price)	None	None

Redemption Fee (as a percentage of amount
redeemed, if applicable)	None	None

Exchange Fee	None	None

Annual Fund Operating Expenses (Before Waivers)(1)

Expenses That are Deducted From Fund Assets (as percentage of average net assets)

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	Class A		Class B

Management Fee(2)	0.85%		0.85%

Distribution (12b-1) Fee	0.25	%(3)	0.75%

Shareholder Services Fee	0.25	%(4)	0.25%

Other Expenses	0.51%		0.51%

Total Annual Fund Operating Expenses(5)	1.86%		2.36	%(6)
(1)	Although not contractually obligated to do so, the advisor, distributor and shareholder services provider expect to waive certain amounts. These are shown below along with the net expenses the Fund expects to pay for the fiscal year ending April 30, 2004.

Total Waiver of Fund Expenses	0.55%	0.16%
Total Actual Annual Fund Operating
Expenses (after waivers)	1.31%	2.20%
(2)	The advisor expects to voluntarily waive a portion of the management fee. The advisor can terminate this anticipated voluntary waiver at any time. The management fee paid by the Fund (after the anticipated voluntary waiver) is expected to be 0.69% for the fiscal year ending April 30, 2004.

(3)	A portion of the distribution (12b-1) fee for the Fund’s Class A Shares is expected to be voluntarily waived. This anticipated voluntary waiver can be terminated at any time. The distribution (12b-1) fee paid by the Fund’s Class A Shares (after the anticipated voluntary waiver) is expected to be 0.11% for the fiscal year ending April 30, 2004.

(4)	The shareholder services fee for the Fund’s Class A Shares is expected to be voluntarily waived. This anticipated voluntary waiver can be terminated at any time. The shareholder services fee paid by the Fund’s Class A Shares (after the anticipated voluntary waiver) is expected to be 0.00% for the fiscal year ending April 30, 2004.

(5)	Total Annual Fund Operating Expenses have been restated to reflect current fees.
(6)	After Class B Shares have been held for eight years from the date of purchase, they will automatically convert to Class A Shares on or about the last day of the following month. Class A Shares pay lower operating expenses than Class B Shares.

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Example

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This Example is intended to help you compare the cost of investing in the Fund’s Class A Shares and Class B Shares with the cost of investing in other mutual funds.


The example assumes that you invest $10,000 in the Fund’s Class A Shares and Class B Shares for the time periods indicated and then redeem all of your Shares at the end of those periods. Expenses assuming no redemption are also shown. The example also assumes that your investment has a 5% return each year and that the Fund’s Class A Shares and Class B Shares operating expenses are before waivers as shown in the table and remain the same. Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:

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Class A	1 Year	3 Years	5 Years	10 Years
Expenses assuming
redemption	$729	$1,103	$1,501	$2,610
Expenses assuming
no redemption	$729	$1,103	$1,501	$2,610
Class B
Expenses assuming
redemption	$739	$1,036	$1,460	$2,572
Expenses assuming
no redemption	$239	$736	$1,260	$2,572

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MTB MULTI CAP GROWTH FUND

Goal

Long-term capital appreciation.

Strategy

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The Fund seeks its investment goal by investing, under normal market conditions, at least 80% of the value of its assets in common stocks and securities convertible into common stocks of small- and mid-size companies with market capitalizations at time of purchase of $15 billion or less. The Fund’s Advisor will build a broadly diversified portfolio of stocks with above-average capital growth potential.

In selecting securities for the Fund, the Advisor purchases securities of well-known, established companies, and considers each company’s current financial strength, as well as its revenue and earnings growth and the valuation of its stock.

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Risks

All mutual funds take investment risks. Therefore, it is possible to lose money by investing in the Fund. The primary factors that may reduce the Fund’s returns include:

  Stock Market Risks. The value of equity securities in the Fund’s portfolio will fluctuate and, as a result, the Fund’s Share price may decline suddenly or over a sustained period of time.
  Risk Related to Investing for Growth. The growth stocks in which the Fund invests are typically more volatile than value stocks and may depend more on price changes than dividends for return.
  Risk Related to Company Size. Because the smaller companies in which the Fund may invest may have unproven track records, a limited product or service base and limited access to capital, they may be more likely to fail than larger companies.

Performance Information

Risk/Return Bar Chart

Performance Over 9 Years

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Best Quarter

34.98% (12/31/98)

Worst Quarter

(22.85)% (9/30/01)

The bar chart shows the variability of the Fund’s Class A Shares total returns on a calendar year-end basis.

The total returns displayed for the Fund’s Class A Shares do not reflect the payment of any sales charges or recurring shareholder account fees. If these charges or fees had been included, the returns shown would have been lower.

The Fund’s Class A Shares total return for the six-month period from January 1, 2003 to June 30, 2003 was 15.04%.

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Average Annual Total Return Table

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The following table represents the Fund’s Class A and Class B Shares Average Annual Total Returns, reduced to reflect applicable sales charges, for the calendar periods ended December 31, 2002. Return Before Taxes is shown. In addition, Return After Taxes is shown for the Fund’s Class A Shares to illustrate the effect of federal taxes on Fund returns. Actual after-tax returns depend on each investor’s personal tax situation, and are likely to differ from those shown. The table also shows returns for the Standard & Poor’s 500 Index (S&P 500) and the Russell 2000 Growth Index, broad-based market indexes, and the Lipper Multi Cap Growth Funds Classification (average). The S&P 500 is an unmanaged capitalization-weighted index of 500 stocks designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries. The Russell 2000 Growth Index measures the performance of those Russell 2000 companies with higher price-to-book ratios and higher forecasted growth values. The Lipper Multi Cap Growth Funds Classification is a composite of mutual funds, designated by Lipper, Inc., with goals similar to the Fund’s goals. Total returns for the indexes shown do not reflect sales charges, expenses or other fees that the SEC requires to be reflected in the Fund’s performance. The indexes and average are unmanaged and it is not possible to invest directly in an index or average.

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(For the periods ended December 31, 2002)

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			Start of
Class A Shares	1 Year	5 Years	Performance(1)

Return Before Taxes	(36.80)%	(0.26)%	6.36	%*

Return After Taxes on Distributions(2)	(36.80)%	(1.27)%	4.29	%*

Return After Taxes on Distributions and
of Fund Shares(2)	(22.59)%	0.00%	4.57	%*

Class B Shares

Return Before Taxes	(37.42)%	(0.71)%	5.87	%**

S&P 500	(22.10)%	(0.58)%	9.43%

Russell 2000 Growth Index	(27.88)%	(3.84)%	7.61%

Lipper Multi Cap Growth Funds
Classification	(30.42)%	(2.69)%	6.72%
(1)	The Fund’s Class A and Class B Shares start of performance date was July 16, 1993.
(2)	After-tax returns are calculated using a standard set of assumptions. The stated returns assume the highest historical federal income and capital gains tax rates. Return After Taxes on Distributions assumes a continued investment in the Fund and shows the effect of taxes on Fund distributions. Return After Taxes on Distributions and Sale of Fund Shares assumes all shares were redeemed at the end of each measurement period, and shows the effect of any taxable gain (or offsetting loss) on redemption, as well as the effects of taxes on Fund distributions. These after-tax returns do not reflect the effect of any applicable state and local taxes. After-tax returns for Class B Shares will differ from those shown above for Class A Shares. After-tax returns are not relevant to investors holding shares through tax-deferred programs, such as IRA or 401(k) plans.

*	The start of performance date was July 16, 1993. Class A Shares of the Fund were offered beginning March 9, 1994. Performance results shown before that date are for the Fund’s Institutional I Shares and have been adjusted for the maximum sales charge and total annual operating expenses applicable to the Fund’s Class A Shares. The Fund’s Institutional I Shares, which are not offered by this prospectus, commenced operations on July 16, 1993. The Fund’s Class A Shares annual returns would have been substantially similar to those of the Fund’s Institutional I Shares because Shares of each class are invested in the same portfolio of securities.

**	The start of performance date was July 16, 1993. Class B Shares of the Fund were offered beginning September 14, 1998. Performance results shown before that date are for the Fund’s Institutional I Shares and have been adjusted for the maximum CDSC and total annual operating expenses applicable to the Fund’s Class B Shares. The Fund’s Institutional I Shares, which are not offered by this prospectus, commenced operations on July 16, 1993. The Fund’s Class B Shares annual returns would have been substantially similar to those of the Fund’s Institutional I Shares because Shares of each class are invested in the same portfolio of securities.

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Past performance is no guarantee of future results. This information provides you with historical performance information so that you can analyze whether the Fund’s investment risks are balanced by its potential returns.

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold Shares of the Fund’s Class A Shares and Class B Shares.

Shareholder Fees

Fees Paid Directly From Your Investment

	Class A	Class B

Maximum Sales Charge (Load) Imposed on
Purchases (as a percentage of offering price)	5.50%	None

Maximum Deferred Sales Charge (Load) (as a
percentage of original purchase price or redemption
proceeds, as applicable)	None	5.00%

Maximum Sales Charge (Load) Imposed on
Reinvested Dividends (and other Distributions)
(as a percentage of offering price)	None	None

Redemption Fee (as a percentage of amount
redeemed, if applicable)	None	None

Exchange Fee	None	None

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Annual Fund Operating Expenses (Before Waivers)(1)

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Expenses That are Deducted From Fund Assets (as a percentage of average net assets)

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	Class A	Class B
Management Fee	0.70%	0.70%

Distribution (12b-1) Fee	0.25%	0.75%

Shareholder Services Fee(2)	0.25%	0.25%

Other Expenses	0.21%	0.21%

Total Annual Fund Operating Expenses(3)	1.41%	1.91	%(4)
(1)	Although not contractually obligated to do so, the shareholder services provider expects to waive certain amounts. These are shown below along with the net expenses the Fund expects to pay for the fiscal year ending April 30, 2004.

Total Waiver of Fund Expenses	0.22%	0.02%
Total Actual Annual Fund Operating
Expenses (after waivers)	1.19%	1.89%
(2)	A portion of the shareholder services fee for the Fund’s Class A Shares and Class B Shares is expected to be voluntarily waived. This anticipated voluntary waiver can be terminated at any time. The shareholder services fee paid by the Fund’s Class A Shares and Class B Shares (after the anticipated voluntary waiver) is expected to be 0.03% and 0.23%, respectively, for the fiscal year ending April 30, 2004.

(3)	Total Annual Fund Operating Expenses have been restated to reflect current fees.
(4)	After Class B Shares have been held for eight years from the date of purchase, they will automatically convert to Class A Shares on or about the last day of the following month. Class A Shares pay lower operating expenses than Class B Shares.

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Example

This Example is intended to help you compare the cost of investing in the Fund’s Class A Shares and Class B Shares with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund’s Class A Shares and Class B Shares for the time periods indicated and then redeem all of your Shares at the end of those periods. Expenses assuming no redemption are also shown. The Example also assumes that your investment has a 5% return each year and that the Fund’s Class A Shares and Class B Shares operating expenses are before waivers as estimated in the table and remain the same. Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:

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Class A	1 Year	3 Years	5 Years	10 Years
Expenses assuming
redemption	$686	$972	$1,279	$2,148
Expenses assuming
no redemption	$686	$972	$1,279	$2,148
Class B
Expenses assuming
redemption	$694	$900	$1,232	$2,103
Expenses assuming
no redemption	$194	$600	$1,032	$2,103

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MTB MID CAP STOCK FUND

Goal

To provide total return. The Fund’s total return will consist of two components: (1) changes in the market value of its portfolio securities (both realized and unrealized appreciation); and (2) income received from its portfolio securities. The Fund expects that capital appreciation will comprise the largest component of its total return.

Strategy

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The Fund pursues its goal by investing, under normal market conditions, at least 80% of the value of its net assets in a diversified portfolio of equity securities (primarily common stocks) of mid-cap companies with market capitalizations at time of purchase of $1 billion to $15 billion. Equity securities include common and preferred stocks as well as convertible securities. Independence Investment LLC (Independence), the Fund’s sub-advisor, will select stocks based upon both their relative value and potential for growth. The Fund’s total return will result mostly from capital appreciation rather than income.

MTB Mid Cap Stock Fund commenced operations on October 15, 1999, when it acquired both VISION Growth and Income Fund and VISION Capital Appreciation Fund (the “Acquired Funds”) in a reorganization. In order to comply with comments made by the staff of the SEC, Mid Cap Stock Fund had to become an “accounting survivor” of one of the Acquired Funds, despite the differences in the investment objective, strategies, policies and expenses of the Acquired Funds, and the fact that Mid Cap Stock Fund’s sub-advisor never managed, or provided any investment advice to, the Acquired Funds. Accordingly, the following financial and performance information presented for Mid Cap Stock Fund in reality reflects the historical operations of VISION Growth and Income Fund for all periods prior to October 15, 1999. This past performance does not necessarily predict future performance of Mid Cap Stock Fund and should be evaluated in light of the Fund’s organization and the differences noted above.

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Risks

All mutual funds take investment risks. Therefore, it is possible to lose money by investing in the Fund. The primary factors that may reduce the Fund’s returns include:

  Stock Market Risks. The value of equity securities in the Fund’s portfolio will fluctuate and, as a result, the Fund’s Share price may decline suddenly or over a sustained period of time.
  Risk Related to Investing for Growth. The growth stocks in which the Fund invests are typically more volatile than value stocks and may depend more on price changes than dividends for return.
  Risks Related to Investing for Value. Due to their low valuations, value stocks are typically less volatile than growth stocks. However, value stocks may lag behind growth stocks in an up market.
  Risk Related to Company Size. Because the smaller companies in which the Fund may invest may have unproven track records, a limited product or service base and limited access to capital, they may be more likely to fail than larger companies.

Performance Information

Risk/Return Bar Chart

Performance Over 9 Years

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Best Quarter

27.55% (6/30/99)

Worst Quarter

(25.98)% (9/30/98)

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The bar chart shows the variability of the Fund’s Class A Shares total returns on a calendar year-end basis.

The total returns displayed for the Fund’s Class A Shares do not reflect the payment of any sales charges or recurring shareholder account fees. If these charges or fees had been included, the returns shown would have been lower.

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The Fund’s Class A Shares total return for the six-month period from January 1, 2003 to June 30, 2003 was 6.97%.

Average Annual Total Return Table

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The following table represents the Fund’s Class A and Class B Shares Average Annual Total Returns, reduced to reflect applicable sales charges, for the calendar periods ended December 31, 2002. Return Before Taxes is shown. In addition, Return After Taxes is shown for the Fund’s Class A Shares to illustrate the effect of federal taxes on Fund returns. Actual after-tax returns depend on each investor’s personal tax situation, and are likely to differ from those shown. The table also shows returns for the Standard & Poor’s Mid Cap 400 Index (S&P Mid Cap 400) and the Russell Mid Cap Index (RMC), broad-based market indexes. The S&P Mid Cap 400 is a capitalization-weighted index that measures the performance of common stocks in the midrange of the U.S. stock market. The RMC measures the performance of the 800 smallest companies in the Russell 1000 Index, which represent approximately 25% of the total market capitalization of the Russell 1000 Index. Total returns for the indexes shown do not reflect sales charges, expenses or other fees that the SEC requires to be reflected in the Fund’s performance. The indexes are unmanaged and it is not possible to invest directly in an index.

(For the periods ended December 31, 2002)

			Start of
Class A Shares	1 Year	5 Years	Performance(1)

Return Before Taxes	(18.66)%	(1.18)%	7.56%

Return After Taxes on Distributions(2)	(18.66)%	(2.55)%	5.68%

Return After Taxes on Distributions
and Sale of Fund Shares(2)	(11.46)%	(1.32)%	5.62%

Class B Shares

Return Before Taxes	(19.14)%	N/A	(3.62)%

S&P Mid Cap 400	(14.50)%	6.42%	12.15%

RMC	(16.19)%	2.19%	9.49%
(1)	The Fund’s Class A and Class B Shares start of performance dates were November 29, 1993 and March 14, 2000, respectively.
(2)	After-tax returns are calculated using a standard set of assumptions. The stated returns assume the highest historical federal income and capital gains tax rates. Return After Taxes on Distributions assumes a continued investment in the Fund and shows the effect of taxes on Fund distributions. Return After Taxes on Distributions and Sale of Fund Shares assumes all shares were redeemed at the end of each measurement period, and shows the effect of any taxable gain (or offsetting loss) on redemption, as well as the effects of taxes on Fund distributions. These after-tax returns do not reflect the effect of any applicable state and local taxes. After-tax returns are not relevant to investors holding shares through tax-deferred programs, such as IRA or 401(k) plans.

Past performance is no guarantee of future results. This information provides you with historical performance information so that you can analyze whether the Fund’s investment risks are balanced by its potential returns.

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold the Fund’s Class A Shares and Class B Shares.

Shareholder Fees

Fees Paid Directly From Your Investment

	Class A	Class B

Maximum Sales Charge (Load) Imposed on
Purchases (as a percentage of offering price)	5.50%	None

Maximum Deferred Sales Charge (Load) (as
a percentage of original purchase price or
redemption proceeds, as applicable)	None	5.00%

Maximum Sales Charge (Load) Imposed on
Reinvested Dividends (and other Distributions)
(as a percentage of offering price)	None	None

Redemption Fee (as a percentage of amount

redeemed, if applicable)	None	None

Exchange Fee	None	None

Annual Fund Operating Expenses (Before Waivers)(1)

Expenses That are Deducted From Fund Assets (as percentage of average net assets)

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	Class A		Class B

Management Fee	0.85%		0.85%

Distribution (12b-1) Fee	0.25	%(2)	0.75%

Shareholder Services Fee	0.25	%(3)	0.25%

Other Expenses	0.29%		0.29%

Total Annual Fund Operating Expenses(4)	1.64%		2.14	%(5)

(1)	Although not contractually obligated to do so, the distributor and shareholder services provider expect to waive certain amounts. These are shown below along with the net expenses the Fund expects to pay for the fiscal year ending April 30, 2004.

Total Waiver of Fund Expenses	0.39%	0.00%
Total Actual Annual Fund Operating
Expenses (after waivers)	1.25%	2.14%

(2)	A portion of the distribution (12b-1) fee for the Fund’s Class A Shares is expected to be voluntarily waived. This anticipated voluntary waiver can be terminated at any time. The distribution (12b-1) fee paid by the Fund’s Class A Shares (after the anticipated voluntary waiver) is expected to be 0.11% for the fiscal year ending April 30, 2004.

(3)	The shareholder services fee for the Fund’s Class A Shares is expected to be voluntarily waived. This anticipated voluntary waiver can be terminated at any time. The shareholder services fee paid by the Fund’s Class A Shares (after the anticipated voluntary waiver) is expected to be 0.00% for the fiscal year ending April 30, 2004.

(4)	Total Annual Fund Operating Expenses have been restated to reflect current fees.
(5)	After Class B Shares have been held for eight years from the date of purchase, they will automatically convert to Class A Shares on or about the last day of the following month. Class A Shares pay lower operating expenses than Class B Shares.

Example

This Example is intended to help you compare the cost of investing in the Fund’s Class A Shares and Class B Shares with the cost of investing in other mutual funds.

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The example assumes that you invest $10,000 in the Fund’s Class A Shares and Class B Shares for the time periods indicated and then redeem all of your Shares at the end of those periods. Expenses assuming no redemption are also shown. The example also assumes that your investment has a 5% return each year and that the Fund’s Class A Shares and Class B Shares operating expenses are before waivers as shown in the table and remain the same. Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:

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Class A	1 Year	3 Years	5 Years	10 Years
Expenses assuming
redemption	$708	$1,039	$1,393	$2,387
Expenses assuming
no redemption	$708	$1,039	$1,393	$2,387
Class B
Expenses assuming
redemption	$717	$970	$1,349	$2,346
Expenses assuming
no redemption	$217	$670	$1,149	$2,346

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MTB MID CAP GROWTH FUND

Goal

Long-term capital appreciation.

Strategy

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The Fund seeks its investment goal by investing primarily in common stocks and other equity securities of U.S. issuers. Under normal circumstances, the Fund invests at least 80% of the value of its net assets in equity securities of mid-cap companies with market capitalizations at time of purchase of $1 billion to $15 billion. The Fund’s Advisor chooses stocks of mid-cap companies that have significant growth potential.

In selecting securities for the Fund, the Advisor purchases securities of companies that have not reached full maturity, but that have above-average sales and earnings growth. The Advisor may invest up to 20% of its net assets in medium-sized companies with relatively low or unrecognized market valuations.

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Risks

All mutual funds take investment risks. Therefore, it is possible to lose money by investing in the Fund. The primary factors that may reduce the Fund’s returns include:

  Stock Market Risks. The value of equity securities in the Fund’s portfolio will fluctuate and, as a result, the Fund’s Share price may decline suddenly or over a sustained period of time.
  Risk Related to Investing for Growth. The growth stocks in which the Fund invests are typically more volatile than value stocks and may depend more on price changes than dividends for return.
  Risk Related to Company Size. Because the smaller companies in which the Fund may invest may have unproven track records, a limited product or service base and limited access to capital, they may be more likely to fail than larger companies.

Performance Information

Risk/Return Bar Chart

Performance Over 6 Years

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Best Quarter

30.55% (12/31/98)

Worst Quarter

(15.92)% (9/30/01)

The Fund’s Class A Shares commenced operations on September 1, 1999. Performance results before September 1, 1999 are shown for the Fund’s Institutional I Shares, which are not offered in this prospectus. The performance results have been adjusted for the total annual operating expenses applicable to Fund’s Class A Shares.

The bar chart shows the variability of the Fund’s Class A Shares total returns on a calendar year-end basis.

The total returns displayed for the Fund’s Class A Shares do not reflect the payment of any sales charges or recurring shareholder account fees. If these charges or fees had been included, the returns shown would have been lower.

The Fund’s Class A Shares total return for the six-month period from January 1, 2003 to June 30, 2003 was 13.23%.

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Average Annual Total Return Table

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The following table represents the Fund’s Class A Shares Average Annual Total Returns, reduced to reflect applicable sales charges, for the calendar periods ended December 31, 2002. Return Before Taxes is shown. In addition, Return After Taxes is shown for the Fund’s Class A Shares to illustrate the effect of federal taxes on Fund returns. Actual after-tax returns depend on each investor’s personal tax situation, and are likely to differ from those shown. The table also shows returns for the Standard & Poor’s Mid Cap 400 Index (S&P Mid Cap 400) and the Standard & Poor’s Mid Cap 400/Barra Growth Index (S&P Mid Cap 400/BG) a broad-based market indexes, and the Lipper Mid Cap Growth Funds Classification (average). The S&P Mid Cap 400 is a capitalization-weighted index that measures the performance of common stocks in the mid-range of the U.S. stock market. The S&P Mid Cap 400/BG is a market capitalization-weighted index of the stocks in the S&P Mid Cap 400 having the highest price to book ratios. Lipper Mid Cap Growth Funds Classification is a composite of mutual funds, designated by Lipper, Inc., with goals similar to the Fund’s goals. Total returns for the index shown do not reflect sales charges, expenses or other fees that the SEC requires to be reflected in the Fund’s performance. The index and average are unmanaged and it is not possible to invest directly in an index or average.

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(For the periods ended December 31, 2002)

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			Start of
Class A Shares	1 Year	5 Years	Performance(1)

Return Before Taxes	(24.85)%	2.58%	6.84%

Return After Taxes on Distributions(2)	(24.85)%	0.69%	4.86%

Return After Taxes on Distributions

and Sale of Fund Shares(2)	(15.26)%	2.03%	5.40%

S&P Mid Cap 400	(14.51)%	6.40%	10.20%

S&P Mid Cap 400/BG	(19.17)%	7.07%	11.15%

Lipper Mid Cap Growth Funds
Classification	(29.02)%	(2.18)%	0.23%
(1)	The Fund’s Class A Shares start of performance date was November 18, 1996.
(2)	After-tax returns are calculated using a standard set of assumptions. The stated returns assume the highest historical federal income and capital gains tax rates. Return After Taxes on Distributions assumes a continued investment in the Fund and shows the effect of taxes on Fund distributions. Return After Taxes on Distributions and Sale of Fund Shares assumes all shares were redeemed at the end of each measurement period, and shows the effect of any taxable gain (or offsetting loss) on redemption, as well as the effects of taxes on Fund distributions. These after-tax returns do not reflect the effect of any applicable state and local taxes. After-tax returns are not relevant to investors holding shares through tax-deferred programs, such as IRA or 401(k) plans.

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Past performance is no guarantee of future results. This information provides you with historical performance information so that you can analyze whether the Fund’s investment risks are balanced by its potential returns.

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold the Fund’s Class A Shares and Class B Shares.

Shareholder Fees

Fees Paid Directly From Your Investment

	Class A	Class B

Maximum Sales Charge (Load) Imposed on
Purchases (as a percentage of offering price)	5.50%	None

Maximum Deferred Sales Charge (Load) (as a
percentage of original purchase price or
redemption proceeds, as applicable)	None	5.00%

Maximum Sales Charge (Load) Imposed on
Reinvested Dividends (and other Distributions)
(as a percentage of offering price)	None	None

Redemption Fee (as a percentage of amount
redeemed, if applicable)	None	None

Exchange Fee	None	None

Annual Fund Operating Expenses (Before Waivers)(1)

Expenses That are Deducted From Fund Assets (as percentage of average net assets)

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	Class A		Class B

Management Fee(2)	0.85%		0.85%

Distribution (12b-1) Fee	0.25	%(3)	0.75%

Shareholder Services Fee	0.25	%(4)	0.25%

Other Expenses	0.31%		0.31%

Total Annual Fund Operating Expenses(5)	1.66%		2.16	%(6)
(1)	Although not contractually obligated to do so, the advisor, distributor and shareholder services provider expect to waive certain amounts. These are shown below along with the net expenses the Fund expects to actually pay for the fiscal year ending April 30, 2004.

Total Waiver of Fund Expenses	0.37%	0.05%
Total Actual Annual Fund Operating
Expenses (after waivers)	1.29%	2.11%
(2)	The advisor expects to voluntarily waive a portion of the management fee. The advisor can terminate this anticipated voluntary waiver at any time. The management fee paid by the Fund (after the anticipated voluntary waiver) is expected to be 0.80% for the fiscal year ending April 30, 2004.

(3)	A portion of the distribution (12b-1) fee for the Fund’s Class A Shares is expected to be voluntarily waived. This anticipated voluntary waiver can be terminated at any time. The distribution (12b-1) fee expected to be paid by the Fund (after the anticipated voluntary waiver) is expected to be 0.18% for the fiscal year ending April 30, 2004.

(4)	The shareholder services fee for the Fund’s Class A Shares is expected to be voluntarily waived. This anticipated voluntary waiver can be terminated at any time. The shareholder services fee paid by the Fund (after the anticipated voluntary waiver) is expected to be 0.00% for the fiscal year ending April 30, 2004.

(5)	Total Annual Fund Operating Expenses have been restated to reflect current fees.
(6)	After Class B Shares have been held for eight years from the date of purchase, they will automatically convert to Class A Shares on or about the last day of the following month. Class A Shares pay lower operating expenses than Class B Shares.

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Example

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This Example is intended to help you compare the cost of investing in the Fund’s Class A Shares and Class B Shares with the cost of investing in other mutual funds.

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The example assumes that you invest $10,000 in the Fund’s Class A Shares and Class B Shares for the time periods indicated and then redeem all of your Shares at the end of those periods. Expenses assuming no redemption are also shown. The example also assumes that your investment has a 5% return each year and that the Fund’s Class A Shares and Class B Shares operating expenses are before waivers and reimbursements as shown in the table and remain the same. Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:

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Class A	1 Year	3 Years	5 Years	10 Years
Expenses assuming
redemption	$709	$1,045	$1,403	$2,407
Expenses assuming
no redemption	$709	$1,045	$1,403	$2,407
Class B
Expenses assuming
redemption	$719	$976	$1,359	$2,366
Expenses assuming
no redemption	$219	$676	$1,159	$2,366

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MTB SMALL CAP STOCK FUND

Goal

To seek growth of capital.

Strategy

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The Fund will invest substantially all, but under normal circumstances not less than 80%, of the value of its net assets in a diversified portfolio of equity securities (primarily common stocks) of companies with market capitalizations at time of purchase under $2 billion. Equity securities include common and preferred stocks as well as convertible securities. Stocks purchased by the Fund generally will be traded on established U.S. markets and exchanges. The Advisor utilizes a blended style of investing by allocating and reallocating, for investment management purposes, varying portions of the portfolio between the Fund’s sub-advisors, LSV Asset Management (LSV) (with respect to the value style portion of the portfolio, where LSV looks for companies with relatively low or unrecognized valuations) and Mazama Capital Management, Inc. (Mazama) (with respect to the growth style portion of the portfolio, where Mazama looks for companies which have above-average sales earnings growth).

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Risks

All mutual funds take investment risks. Therefore, it is possible to lose money by investing in the Fund. The primary factors that may reduce the Fund’s returns include:

  Stock Market Risks. The value of equity securities in the Fund’s portfolio will fluctuate and, as a result, the Fund’s Share price may decline suddenly or over a sustained period of time.
  Risk Related to Investing for Growth. The growth stocks in which the Fund invests are typically more volatile than value stocks and may depend more on price changes than dividends for return.
  Risks Related to Investing for Value. Due to their low valuations, value stocks are typically less volatile than growth stocks. However, value stocks may lag behind growth stocks in an up market.
  Risk Related to Company Size. Because the smaller companies in which the Fund may invest may have unproven track records, a limited product or service base and limited access to capital, they may be more likely to fail than larger companies.

Performance Information

Risk/Return Bar Chart

Performance Over 8 Years

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Best Quarter

21.72% (12/31/01)

Worst Quarter

(17.12)% (9/30/02)

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The bar chart shows the variability of the Fund’s Class A Shares total returns on a calendar year-end basis.

The total returns displayed for the Fund’s Class A Shares do not reflect the payment of any sales charges or recurring shareholder account fees. If these charges or fees had been included, the returns shown would have been lower.

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The Fund’s Class A Shares total return for the six-month period from January 1, 2003 to June 30, 2003 was 23.41%.

Average Annual Total Return Table

The following table represents the Fund’s Class A and Class B Shares Average Annual Total Returns, reduced to reflect applicable sales charges, for the calendar periods ended December 31, 2002. Return Before Taxes is shown. In addition, Return After Taxes is shown for the Fund’s Class A Shares to illustrate the effect of federal taxes on Fund returns. Actual after-tax returns depend on each investor’s personal tax situation, and are likely to differ from those shown. The table also shows returns for the Russell 2000 Index, a broad-based market index. The Russell 2000 Index is an unmanaged index of the 2,000 smallest companies in the Russell 3000 Index, which measures the performance of the 3,000 largest U.S. companies based on market capitalization. Total returns for the index shown do not reflect sales charges, expenses or other fees that the SEC requires to be reflected in the Fund’s performance. The index is unmanaged and it is not possible to invest directly in an index. The information presented above, for the periods prior to January 8, 2001, is the historical information for the Governor Aggressive Growth Fund. The quoted performance of Small Cap Stock Fund includes performance of certain predecessor collective trust funds (commingled) accounts, for the periods dating from July 1, 1994 through MTB Small Cap Stock Fund’s commencement of operations on February 3, 1997, as adjusted to reflect the expenses associated with the Fund. The commingled accounts were not registered with the SEC and, therefore, were not subject to investment restrictions imposed by law on registered mutual funds. If the commingled accounts had been registered, the commingled accounts performance may have been adversely affected.

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(For the periods ended December 31, 2002)

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			Start of
Class A Shares	1 Year	5 Years	Performance(1)

Return Before Taxes	(22.63)%	0.49%	7.95%

Return After Taxes on Distributions(2)	(26.47)%	(2.92)%	5.71%

Return After Taxes on Distributions
and Sale of Fund Shares(2)	(10.86)%	(0.72)%	5.88%

Class B Shares

Return Before Taxes	(22.00)%	NA	(8.01)%

Russell 2000 Index	(20.48)%	(1.36)%	7.08%
(1)	The Fund’s Class A Shares and Class B Shares start of performance dates were July 1, 1994 and January 10, 2001, respectively.
(2)	After-tax returns are calculated using a standard set of assumptions. The stated returns assume the highest historical federal income and capital gains tax rates. Return After Taxes on Distributions assumes a continued investment in the Fund and shows the effect of taxes on Fund distributions. Return After Taxes on Distributions and Sale of Fund Shares assumes all shares were redeemed at the end of each measurement period, and shows the effect of any taxable gain (or offsetting loss) on redemption, as well as the effects of taxes on Fund distributions. These after tax returns do not reflect the effect of any applicable state and local taxes. After tax returns are not relevant to investors holding shares through tax-deferred programs, such as IRA or 401(k) plans.

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Past performance is no guarantee of future results. This information provides you with historical performance information so that you can analyze whether the Fund’s investment risks are balanced by its potential returns.

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold the Fund’s Class A Shares and Class B Shares.

Shareholder Fees
Fees Paid Directly From Your Investment
	Class A	Class B

Maximum Sales Charge (Load) Imposed on
Purchases (as a percentage of offering price)	5.50%	None

Maximum Deferred Sales Charge (Load) (as a
percentage of original purchase price or
redemption proceeds, as applicable)	None	5.00%

Maximum Sales Charge (Load) Imposed on
Reinvested Dividends (and other Distributions)
(as a percentage of offering price)	None	None

Redemption Fee (as a percentage of amount
redeemed, if applicable)	None	None

Exchange Fee	None	None

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Annual Fund Operating Expenses (Before Waiver)(1)

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Expenses That are Deducted From Fund Assets (as percentage of average net assets)

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	Class A		Class B

Management Fee	0.85%		0.85%

Distribution (12b-1) Fee	0.25	%(2)	0.75%

Shareholder Services Fee	0.25%		0.25%

Other Expenses	0.22%		0.22%

Total Annual Fund Operating Expenses(3)	1.57%		2.07	%(4)
(1)	Although not contractually obligated to do so, the shareholder services provider expects to waive certain amounts. These are shown below along with the net expenses the Fund expects to pay for the fiscal year ending April 30, 2004.

Total Waiver of Fund Expenses	0.25%	0.00%
Total Actual Annual Fund Operating
Expenses (after waiver)	1.32%	2.07%
(2)	The distribution (12b-1) fee for the Fund’s Class A Shares is expected to be voluntarily waived. This anticipated voluntary waiver can be terminated at any time. The distribution (12b-1) fee paid by the Fund’s Class A Shares (after the anticipated voluntary waiver) is expected to be 0.00% for the fiscal year ending April 30, 2004.

(3)	Total Annual Fund Operating Expenses have been restated to reflect current fees.
(4)	After Class B Shares have been held for eight years from the date of purchase, they will automatically convert to Class A Shares on or about the last day of the following month. Class A Shares pay lower operating expenses than Class B Shares.

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Example

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This Example is intended to help you compare the cost of investing in the Fund’s Class A Shares and Class B Shares with the cost of investing in other mutual funds.

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The example assumes that you invest $10,000 in the Fund’s Class A Shares and Class B Shares for the time periods indicated and then redeem all of your Shares at the end of those periods. Expenses assuming no redemption are also shown. The example also assumes that your investment has a 5% return each year and that the Fund’s Class A Shares and Class B Shares operating expenses are before waivers as shown in the table and remain the same. Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:

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Class A	1 Year	3 Years	5 Years	10 Years
Expenses assuming
redemption	$701	$1,018	$1,358	$2,315
Expenses assuming
no redemption	$701	$1,018	$1,358	$2,315
Class B
Expenses assuming
redemption	$710	$949	$1,314	$2,272
Expenses assuming
no redemption	$210	$649	$1,114	$2,272

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MTB SMALL CAP GROWTH FUND

Goal

Long-term capital appreciation.

Strategy

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The Fund seeks its investment goal by investing primarily in common stocks and other equity securities of U.S. issuers. Under normal circumstances, the Fund invests at least 80% (measured at time of purchase) of the value of its net assets in equity securities of small-cap companies. The Advisor defines small-cap companies as companies with a market capitalization of $2 billion or less. The Fund’s Advisor purchases stocks of smaller companies that are in the early stages of development and which the Advisor believes have the potential to achieve substantial long-term earnings growth. The Fund may also invest a limited percentage of its assets in foreign securities and fixed income securities.

In selecting investments for the Fund, the Advisor purchases securities of small-cap U.S. companies with strong earnings growth potential. The Advisor may also purchase stocks of companies that are experiencing unusual, non-repetitive “special” situations (such as mergers or spin-offs) or that have valuable fixed assets whose value is not fully reflected in a stock’s price. The Advisor may invest up to 20% of its net assets in stocks of smaller companies that it believes are undervalued relative to their assets, earnings or growth potential.

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Risks

All mutual funds take investment risks. Therefore, it is possible to lose money by investing in the Fund. The primary factors that may reduce the Fund’s returns include:

  Stock Market Risks. The value of equity securities in the Fund’s portfolio will fluctuate and, as a result, the Fund’s Share price may decline suddenly or over a sustained period of time.
  Risk Related to Investing for Growth. The growth stocks in which the Fund invests are typically more volatile than value stocks and may depend more on price changes than dividends for return.
  Risk Related to Company Size. Because the smaller companies in which the Fund may invest may have unproven track records, a limited product or service base and limited access to capital, they may be more likely to fail than larger companies.
  Risks of Foreign Investing. Foreign, economic, political or regulatory conditions may be less favorable than those of the United States.

Performance Information

Risk/Return Bar Chart

Performance Over 7 Years

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Best Quarter

82.12% (12/31/98)

Worst Quarter

(23.59)% (9/30/02)

The bar chart shows the variability of the Fund’s Class A Shares total returns on a calendar year-end basis.

The total returns displayed for the Fund’s Class A Shares do not reflect the payment of any sales charges or recurring shareholder account fees. If these charges or fees had been included, the returns shown would have been lower.

The Fund’s Class A Shares total return for the six-month period from January 1, 2003 to June 30, 2003 was 14.14%.

Average Annual Total Return Table

The following table represents the Fund’s Class A Shares, Class B Shares and Class C Shares Average Annual Total Returns, reduced to reflect applicable sales charges, for the calendar periods ended December 31, 2002. Return Before Taxes is shown. In addition, Return After Taxes is shown for the Fund’s Class A Shares to illustrate the effect of federal taxes on Fund returns. Actual after-tax returns depend on each investor’s personal tax situation, and are likely to differ from those shown. The table also shows returns for the Russell 2000 Index and the Russell 2000 Growth Index, broad-based market indexes, and the Lipper Small Cap Core Funds Classification (average). The Russell 2000 Index is an unmanaged index of the 2,000 smallest companies in the Russell 3000 Index, which measures the performance of the 3,000 largest U.S. companies based on market capitalization. The Russell 2000 Growth Index measures the performance of those Russell 2000 companies with higher price-to-book ratios and higher forecasted growth values. The Lipper Small Cap Core Funds Classification is a composite of mutual funds, designated by Lipper, Inc., with goals similar to the Fund’s goals. Total returns for the indexes shown do not reflect sales charges, expenses or other fees that the SEC requires to be reflected in the Fund’s performance. The indexes are unmanaged and it is not possible to invest directly in an index or average.

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(For the periods ended December 31, 2002)

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			Start of
Class A Shares	1 Year	5 Years	Performance(1)

Return Before Taxes	(31.31)%	12.23%	13.16	%*

Return After Taxes on Distributions(2)	(31.31)%	8.62%	8.82	%*

Return After Taxes on Distributions
and Sales of Fund Shares(2)	(19.22)%	8.77%	8.90	%*

Class B Shares

Return Before Taxes	(31.99)%	12.42%	12.97	%**

Class C Shares

Return Before Taxes	(29.21)%	12.11%	12.66%

Russell 2000 Index	(20.48)%	(1.36)%	5.50%

Russell 2000 Growth Index	(30.26)%	(6.59)%	0.14%

Lipper Small Cap Core Funds
Classification	(18.91)%	1.56%	7.96%
(1)	The Fund’s Class A, Class B Shares and Class C Shares start of performance date was July 13, 1995.
(2)	After-tax returns are calculated using a standard set of assumptions. The stated returns assume the highest historical federal income and capital gains tax rates. Return After Taxes on Distributions assumes a continued investment in the Fund and shows the effect of taxes on Fund distributions. Return After Taxes on Distributions and Sale of Fund Shares assumes all shares were redeemed at the end of each measurement period, and shows the effect of any taxable gain (or offsetting loss) on redemption, as well as the effects of taxes on Fund distributions. These after-tax returns do not reflect the effect of any applicable state and local taxes. After-tax returns for Class B Shares will differ from those shown above for Class A Shares. After-tax returns are not relevant to investors holding shares through tax-deferred programs, such as IRA or 401(k) plans.

*	The start of performance date was July 13, 1995. Class A Shares of the Fund were offered beginning May 16, 1996. Performance results shown before that date are for the Fund’s Institutional I Shares and have been adjusted for the maximum sales charge and total annual operating expenses applicable to the Fund’s Class A Shares. The Fund’s Institutional I Shares, which are not offered by this prospectus, commenced operations on July 13, 1995. The Fund’s Class A Shares annual returns would have been substantially similar to those of the Fund’s Institutional I Shares because Shares of each class are invested in the same portfolio of securities.

**	The start of performance date was July 13, 1995. Performance results shown are for the Fund’s Institutional I Shares and have been adjusted for the maximum CDSC and total annual operating expenses applicable to the Fund’s Class B Shares. The Fund’s Institutional I Shares, which are not offered by this prospectus, commenced operations on July 13, 1995. The Fund’s Class B Share annual returns would have been substantially similar to those of the Fund’s Institutional I because Shares of each class are invested in the same portfolio of securities.

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Past performance is no guarantee of future results. This information provides you with historical performance information so that you can analyze whether the Fund’s investment risks are balanced by its potential returns.

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold Shares of the Fund’s Class A Shares, Class B Shares and Class C Shares.

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Shareholder Fees
Fees Paid Directly From Your Investment
	Class A		Class B		Class C

Maximum Sales Charge (Load) Imposed
on Purchases (as a percentage
of offering price)	5.50%		None		None

Maximum Deferred Sales Charge (Load)
(as a percentage of original purchase
price or redemption proceeds,
as applicable)	None		5.00%		1.00%

Maximum Sales Charge (Load) Imposed
on Reinvested Dividends (and other

Distributions) (as a percentage of
offering price)	None		None		None

Redemption Fee (as a percentage of amount

redeemed, if applicable)	None		None		None

Exchange Fee	None		None		None

Annual Fund Operating Expenses
(Before Waiver)(1)
Expenses That are Deducted From Fund Assets
(as a percentage of average net assets)

	Class A		Class B		Class C

Management Fee	0.85%		0.85%		0.85%

Distribution (12b-1) Fee	0.25%		0.75%		0.75%

Shareholder Services Fee	0.25	%(2)	0.25%		0.25%

Other Expenses	0.21%		0.21%		0.21%

Total Annual Fund Operating
Expenses(3)	1.56%		2.06	%(4)	2.06%
(1)	Although not contractually obligated to do so, the shareholder services provider expects to waive certain amounts. These are shown below along with the net expenses the Fund expects to pay for the fiscal year ending April 30, 2004.

Total Waiver of Fund Expenses	0.23%	0.00%	0.00%
Total Actual Annual Fund Operating
Expenses (after waiver)	1.33%	2.06%	2.06%
(2)	A portion of the shareholder services fee for the Fund’s Class A Shares is expected to be voluntarily waived. This anticipated voluntary waiver can be terminated at any time. The shareholder services fee paid by the Fund’s Class A Shares (after the anticipated voluntary waiver) is expected to be 0.02% for the fiscal year ending April 30, 2004.

(3)	Total Annual Fund Operating Expenses have been restated to reflect current fees.
(4)	After Class B Shares have been held for eight years from the date of purchase, they will automatically convert to Class A Shares on or about the last day of the following month. Class A Shares pay lower operating expenses than Class B Shares.

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Example

This Example is intended to help you compare the cost of investing in the Fund’s Class A Shares, Class B Shares and Class C Shares with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund’s Class A Shares, Class B Shares and Class C Shares for the time periods indicated and then redeem all of your Shares at the end of those periods. Expenses assuming no redemption are also shown. The Example also assumes that your investment has a 5% return each year and that the Fund’s Class A Shares, Class B Shares and Class C Shares operating expenses are before waivers as estimated in the table and remain the same. Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:

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Class A	1 Year	3 Years	5 Years	10 Years
Expenses assuming
redemption	$700	$1,016	$1,353	$2,304
Expenses assuming
no redemption	$700	$1,016	$1,353	$2,304
Class B
Expenses assuming
redemption	$709	$946	$1,308	$2,262
Expenses assuming
no redemption	$209	$646	$1,108	$2,262
Class C
Expenses assuming
redemption	$309	$646	$1,108	$2,390
Expenses assuming
no redemption	$209	$646	$1,108	$2,390

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MTB INTERNATIONAL EQUITY FUND

Goal

To seek long-term capital appreciation, primarily through a diversified portfolio of non-U.S. equity securities.

Strategy

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The Fund will invest substantially all, but under normal circumstances, not less than 80% (measured at time of purchase), of the value of its net assets in a diversified portfolio of equity securities in at least eight countries other than the United States. Equity securities include common stocks and preferred stocks as well as convertible securities. Although it may invest anywhere in the world, the Fund invests primarily in the equity markets listed in the Morgan Stanley Capital International European, Australasia, Far East (MSCI EAFE) Index®, the benchmark against which the Fund measures the performance of its portfolio. The Fund may also invest in foreign forward currency contracts to achieve allocation strategies. The investment perspective of UBS Global Asset Management (America) Inc. (UBS) (formerly Brinson Partners, Inc.), sub-advisor for the Fund, is to invest in the equity securities of non-U.S. markets and companies which are believed to be undervalued based upon internal research and proprietary valuation systems. These processes utilized by the Fund’s sub-advisor incorporate internal analysts’ considerations of company management, competitive advantage, and each company’s core competencies to determine a stock’s fundamental value, which is then compared to the stock’s current market price.

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Risks

All mutual funds take investment risks. Therefore, it is possible to lose money by investing in the Fund. The primary factors that may reduce the Fund’s returns include:

  Stock Market Risks. The value of equity securities in the Fund’s portfolio will fluctuate and, as a result, the Fund’s Share price may decline suddenly or over a sustained period of time.
  Risk Related to Investing for Growth. The growth stocks in which the Fund invests are typically more volatile than value stocks and may depend more on price changes than dividends for return.
  Risks Related to Investing for Value. Due to their low valuations, value stocks are typically less volatile than growth stocks. However, value stocks may lag behind growth stocks in an up market.
  Risks of Foreign Investing. Foreign, economic, political or regulatory conditions may be less favorable than those of the United States.
  Currency Risk. Securities denominated in foreign currencies may be adversely affected by changes in currency rates and by substantial currency conversion costs.

Performance Information

Risk/Return Bar Chart

Performance Over 3 Years

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Best Quarter 8.43% (12/31/02)

Worst Quarter

(20.50)% (9/30/02)

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The bar chart shows the variability of the Fund’s Class A Shares total returns on a calendar year-end basis.

The total returns displayed for the Fund’s Class A Shares do not reflect the payment of any sales charges or recurring shareholder account fees. If these charges or fees had been included, the returns shown would have been lower.

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The Fund’s Class A Shares total return for the six-month period from January 1, 2003 to June 30, 2003 was 7.33%.

Average Annual Total Return Table

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The following table represents the Fund’s Class A and Class B Shares Average Annual Total Returns, reduced to reflect applicable sales charges, for the calendar periods ended December 31, 2002. Return Before Taxes is shown. In addition, Return After Taxes is shown for the Fund’s Class A Shares to illustrate the effect of federal taxes on Fund returns. Actual after-tax returns depend on each investor’s personal tax situation, and are likely to differ from those shown. The table also shows returns for the MSCI EAFE. MSCI EAFE is a market capitalization-weighted equity index comprising 20 of the 48 countries in the MSCI universe and representing the developed world outside of North America. Total returns for the index shown do not reflect sales charges, expenses or other fees that the SEC requires to be reflected in the Fund’s performance. The index is unmanaged and it is not possible to invest directly in an index.

(For the periods ended December 31, 2002)

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		Start of
Class A Shares	1 Year	Performance(1)

Return Before Taxes	(16.72)%	(5.46)%

Return After Taxes on Distributions(2)	(17.19)%	(6.60)%

Return After Taxes on Distributions and
Sale of Fund Shares(2)	(10.27)%	(4.73)%

Class B Shares

Return Before Taxes	(17.13)%	(15.57)%

MSCI EAFE	(15.94)%	(7.22)%
(1)	The Fund’s Class A and Class B Shares start of performance dates were February 9, 1999 and January 10, 2001, respectively.
(2)	After-tax returns are calculated using a standard set of assumptions. The stated returns assume the highest historical federal income and capital gains tax rates. Return After Taxes on Distributions assumes a continued investment in the Fund and shows the effect of taxes on Fund distributions. Return After Taxes on Distributions and Sale of Fund Shares assumes all shares were redeemed at the end of each measurement period, and shows the effect of any taxable gain (or offsetting loss) on redemption, as well as the effects of taxes on Fund distributions. These after-tax returns do not reflect the effect of any applicable state and local taxes. After-tax returns for Class B Shares will differ from those shown above for Class A Shares. After-tax returns are not relevant to investors holding shares through tax-deferred programs, such as IRA or 401(k) plans.

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Past performance is no guarantee of future results. This information provides you with historical performance information so that you can analyze whether the Fund’s investment risks are balanced by its potential returns.

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold the Fund’s Class A Shares and Class B Shares.

Shareholder Fees

Fees Paid Directly From Your Investment

	Class A	Class B

Maximum Sales Charge (Load) Imposed on
Purchases (as a percentage of offering price)	5.50%	None

Maximum Deferred Sales Charge (Load) (as a
percentage of original purchase price or
redemption proceeds, as applicable)	None	5.00%

Maximum Sales Charge (Load) Imposed on
Reinvested Dividends (and other Distributions)
(as a percentage of offering price)	None	None

Redemption Fee (as a percentage of
amount redeemed, if applicable)	None	None

Exchange Fee	None	None

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Annual Fund Operating Expenses (Before Waiver)(1)

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Expenses That are Deducted From Fund Assets (as percentage of average net assets)

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	Class A		Class B

Management Fee	1.00%		1.00%

Distribution (12b-1) Fee	0.25%		0.75%

Shareholder Services Fee	0.25	%(2)	0.25%

Other Expenses	0.27%		0.27%

Total Annual Fund Operating Expenses(3)	1.77%		2.27	%(4)

(1)	Although not contractually obligated to do so, the shareholder services provider expects to waive certain amounts. These are shown below along with the net expenses the Fund expects to pay for the fiscal year ending April 30, 2004.

Total Waiver of Fund Expenses	0.21%	0.00%
Total Actual Annual Fund Operating
Expenses (after waiver)	1.56%	2.27%

(2)	The shareholder services fee for the Fund’s Class A Shares is expected to be voluntarily waived. This anticipated voluntary waiver can be terminated at any time. The shareholder services fee paid by the Fund’s Class A Shares (after the anticipated voluntary waiver) is expected to be 0.04% for the fiscal year ending April 30, 2004.

(3)	Total Annual Fund Operating Expenses have been restated to reflect current fees.
(4)	After Class B Shares have been held for eight years from the date of purchase, they will automatically convert to Class A Shares on or about the last day of the following month. Class A Shares pay lower operating expenses than Class B Shares.

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Example

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This Example is intended to help you compare the cost of investing in the Fund’s Class A Shares and Class B Shares with the cost of investing in other mutual funds.

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The example assumes that you invest $10,000 in the Fund’s Class A Shares and Class B Shares for the time periods indicated and then redeem all of your Shares at the end of those periods. Expenses assuming no redemption are also shown. The example also assumes that your investment has a 5% return each year and that the Fund’s Class A Shares and Class B Shares operating expenses are before waivers as shown in the table and remain the same. Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:


Class A	1 Year	3 Years	5 Years	10 Years
Expenses assuming
redemption	$720	$1,077	$1,457	$2,519

Expenses assuming
no redemption	$720	$1,077	$1,457	$2,519
Class B
Expenses assuming

redemption	$730	$1,009	$1,415	$2,480
Expenses assuming
no redemption	$230	$709	$1,215	$2,480

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Principal Securities of the Funds

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Stock Funds

The principal securities of each of the Funds listed below (each, an “Stock Fund,” and collectively, the “Stock Funds”) are marked with an “X”.

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		Small	Small	Mid	Mid	Multi	Large	Large		Large
	International	Cap	Cap	Cap	Cap	Cap	Cap	Cap	Equity	Cap	Equity
	Equity	Growth	Stock	Growth	Stock	Growth	Growth	Stock	Index	Value	Income
	Fund	Fund	Fund	Fund	Fund	Fund	Fund	Fund	Fund	Fund	Fund

Equity Securities	X	X	X	X	X	X	X	X	X	X	X

Common Stocks	X	X	X	X	X	X	X	X	X	X	X

Preferred Stocks	X	X	X	X	X	X	X	X		X	X

Convertible Securities	X

Foreign Securities	X	X

Derivative Contracts	X

Futures Contracts	X

Managed Allocation Funds

The principal securities of each of the Funds listed below (each, a “Managed Allocation Fund,” and collectively, the “Managed Allocation Funds”) are marked with an “X”.

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	Managed Allocation Fund—	Managed Allocation Fund—	Managed Allocation Fund—
	Aggressive Growth*	Moderate Growth*	Conservative Growth*

Equity Securities	X	X	X

Common Stocks	X	X	X

Preferred Stocks	X	X	X

Fixed Income Securities	X	X	X

Treasury Securities	X	X	X

Agency Securities	X	X	X

Corporate Debt Securities	X	X	X

Municipal Securities	X	X	X

Tax-Exempt Securities	X	X	X

Municipal Notes	X	X	X

Mortgage-Backed Securities	X	X	X

Collateralized Mortgage Obligations (CMOs)	X	X	X

Asset-Backed Securities	X	X	X

Zero Coupon Securities	X	X	X

Bank Instruments	X	X	X

Credit Enhancement	X	X	X

Foreign Securities	X	X	X

Depositary Receipts	X	X	X

Foreign Exchange Contracts	X	X	X

Foreign Government Securities	X	X	X

*Through investment in the Underlying Funds

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Balanced Fund

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The principal securities of the Balanced Fund are marked with an “X”.

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Balanced Fund

Equity Securities	X

Common Stocks	X

Fixed Income Securities	X

Treasury Securities	X

Agency Securities	X

Corporate Debt Securities	X

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Bond Funds

The principal securities of each of the Funds listed below (each, a “Bond Fund,” and collectively, the “Bond Funds”) are marked with an “X”.

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			Short-					Short
	Intermediate-		Term	Maryland	Pennsylvania	New York	U.S.	Duration
	Term Bond	Income	Corporate	Municipal	Municipal	Municipal	Government	Government
	Fund	Fund	Bond Fund	Bond Fund	Bond Fund	Bond Fund	Bond Fund	Bond Fund

Fixed Income Securities	X	X	X	X	X	X	X	X

Treasury Securities	X	X	X				X	X

Agency Securities	X	X	X				X	X

Corporate Debt Securities	X	X	X				X	X

Mortgage Backed Securities	X	X	X				X	X

Asset Backed Securities	X	X	X				X	X

Tax-Exempt Securities				X	X	X

General Obligation Bonds				X	X	X

Special Revenue Bonds				X	X	X

Tax Increment Financing Bonds				X	X	X

Municipal Notes				X	X	X

Variable Rate Demand Instruments	X	X	X	X	X	X	X	X

Money Market Funds

The principal securities of each of the Funds listed below (each, a “Money Market Fund,” and collectively, the “Money Market Funds”) are marked with an “X.”

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			U.S.	U.S.	Pennsylvania	New York Tax
	Money	Tax-Free	Government	Treasury	Tax-Free	Free Money
	Market	Money	Money Market	Money Market	Money Market	Market
	Fund	Market Fund	Fund	Fund	Fund	Fund

Fixed Income Securities	X	X	X	X	X	X

Treasury Securities	X		X	X

Agency Securities	X		X

Corporate Debt Securities	X

Commercial Paper	X

Tax-Exempt Securities		X			X	X

General Obligation Bonds		X			X	X

Special Revenue Bonds		X			X	X

Tax Increment Financing Bonds		X			X	X

Municipal Notes		X			X	X

Variable Rate Demand Instruments	X	X			X	X

Repurchase Agreements	X		X	X

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Principal Securities of the Funds

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The following list is a description of the principal securities in which the Funds may invest. More information on the principal and acceptable investments of the Funds is contained in the Funds’ Statement of Additional Information.

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Equity Securities

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Equity securities (stocks) represent a share of an issuer’s earnings and assets, after the issuer pays its liabilities. A Fund cannot predict the income it will receive from equity securities because issuers generally have discretion as to the payment of any dividends or distributions. However, equity securities offer greater potential for appreciation than many other types of securities, because their value increases directly with the value of the issuer’s business. The following describes the principal types of equity securities in which certain Funds may invest.

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Common Stocks

Common stocks are the most prevalent type of equity security. Common stocks receive the issuer’s earnings after the issuer pays its creditors and any preferred stockholders. As a result, changes in an issuer’s earnings directly influence the value of its common stock.

Preferred Stocks

Preferred stocks have the right to receive specified dividends or distributions before the issuer makes payments on its common stock. Some preferred stocks also participate in dividends and distributions paid on common stock. Preferred stocks may also permit the issuer to redeem the stock. A Fund may also treat such redeemable preferred stock as a fixed income security.

Fixed Income Securities

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Fixed income securities (bonds) pay interest, dividends or distributions at a specified rate. The rate may be a fixed percentage of the principal or adjusted periodically. In addition, the issuer of a fixed income security must repay the principal amount of the security, normally within a specified time. Fixed income securities provide more regular income than equity securities. However, the returns on fixed income securities are limited and normally do not increase with the issuer’s earnings. This limits the potential appreciation of fixed income securities as compared to equity securities.

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A security’s yield measures the annual income earned on a security as a percentage of its price. A security’s yield will increase or decrease depending upon whether it costs less (a discount) or more (a premium) than the principal amount. If the issuer may redeem the security before its scheduled maturity, the price and yield on a discount or premium security may change based upon the probability of an early redemption. Securities with higher risks generally have higher yields.

The following describes the principal types of fixed income securities in which a Fund may invest.

Treasury Securities

Treasury securities are direct obligations of the federal government of the United States. Treasury securities are generally regarded as having the lowest credit risks.

Agency Securities

Agency securities are issued or guaranteed by a federal agency or other government sponsored entity (a GSE) acting under federal authority. The United States supports some GSEs with its full faith and credit. Other GSEs receive support through federal subsidies, loans or other benefits. A few GSEs have no explicit financial support, but are regarded as having implied support because the federal government sponsors their activities. Agency securities are generally regarded as having low credit risks, but not as low as Treasury securities.

A Fund treats mortgage backed securities guaranteed by GSEs as agency securities. Although a GSE guarantee protects against credit risks, it does not reduce the interest rate and prepayment risks of these mortgage backed securities.

Corporate Debt Securities

Corporate debt securities are fixed income securities issued by businesses. Notes, bonds, debentures and commercial paper are the most prevalent types of corporate debt securities. A Fund may also purchase interests in bank loans to companies. The credit risks of corporate debt securities vary widely among issuers.

In addition, the credit risk of an issuer’s debt security may vary based on its priority for repayment. For example, higher ranking (senior) debt securities have a higher priority than lower ranking (subordinated) securities. This means that the issuer might not make payments on subordinated securities while continuing to make payments on senior securities. In addition, in the event of bankruptcy, holders of senior securities may receive amounts otherwise payable to the holders of subordinated securities. Some subordinated securities, such as trust preferred and capital securities notes, also permit the issuer to defer payments under certain circumstances. For example, insurance companies issue securities known as surplus notes that permit the insurance company to defer any payment that would reduce its capital below regulatory requirements.

Mortgage Backed Securities

Mortgage backed securities represent interests in pools of mortgages. The mortgages that comprise a pool normally have similar interest rates, maturities and other terms. Mortgages may have fixed or adjustable interest rates. Interests in pools of adjustable rate mortgages are known as ARMs.

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Mortgage backed securities come in a variety of forms. Many have extremely complicated terms. The simplest form of mortgage backed securities are pass-through certificates. An issuer of pass-through certificates gathers monthly payments from an underlying pool of mortgages. Then, the issuer deducts its fees and expenses and passes the balance of the payments on to the certificate holders once a month. Holders of pass-through certificates receive a pro rata share of all payments and prepayments from the underlying mortgages. As a result, the holders assume all the prepayment risks of the underlying mortgages.

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Asset Backed Securities

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Asset backed securities are payable from pools of obligations other than mortgages. Most asset backed securities involve consumer or commercial debts with maturities of less than ten years. However, almost any type of fixed income assets (including other fixed income securities) may be used to create an asset backed security. Asset backed securities may take the form of commercial paper, notes, or pass-through certificates. Asset backed securities have prepayment risks.

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Commercial Paper

Commercial paper is an issuer’s obligation with a maturity of less than nine months. Companies typically issue commercial paper to pay for current expenditures. Most issuers constantly reissue their commercial paper and use the proceeds (or bank loans) to repay maturing paper. If the issuer cannot continue to obtain liquidity in this fashion, its commercial paper may default. The short maturity of commercial paper reduces both the market and credit risks as compared to other debt securities of the same issuer.

Convertible Securities

Convertible securities are fixed income securities that International Equity Fund has the option to exchange for equity securities at a specified conversion price. The option allows the Fund to realize additional returns if the market price of the equity securities exceeds the conversion price. For example, the Fund may hold fixed income securities that are convertible into shares of common stock at a conversion price of $10 per share. If the market value of the shares of common stock reached $12, the Fund could realize an additional $2 per share by converting its fixed income securities.

Convertible securities have lower yields than comparable fixed income securities. In addition, at the time a convertible security is issued the conversion price exceeds the market value of the underlying equity securities. Thus, convertible securities may provide lower returns than non-convertible fixed income securities or equity securities depending upon changes in the price of the underlying equity securities. However, convertible securities permit the Fund to realize some of the potential appreciation of the underlying equity securities with less risk of losing its initial investment. The Fund may invest in convertible securities rated below investment grade. See “Risks Associated with Non-Investment Grade Securities” herein.

International Equity Fund treats convertible securities as both fixed income and equity securities for purposes of its investment policies and limitations, because of their unique characteristics.

Tax-Exempt Securities

Tax-exempt securities are fixed income securities that pay interest that is not subject to regular federal income taxes. Typically, states, counties, cities and other political subdivisions and authorities issue tax-exempt securities. The market categorizes tax-exempt securities by their source of repayment. Interest income on such securities may be subject to the federal alternative minimum tax (AMT) for individuals and corporations.

General Obligation Bonds

General obligation bonds are supported by the issuer’s power to exact property or other taxes. The issuer must impose and collect taxes sufficient to pay principal and interest on the bonds. However, the issuer’s authority to impose additional taxes may be limited by its charter or state law.

Special Revenue Bonds

Special revenue bonds are payable solely from specific revenues received by the issuer such as specific taxes, assessments, tolls, or fees. Bondholders may not collect from the municipality’s general taxes or revenues. For example, a municipality may issue bonds to build a toll road, and pledge the tolls to repay the bonds. Therefore, a shortfall in the tolls normally would result in a default on the bonds.

Tax Increment Financing Bonds

Tax increment financing (TIF) bonds are payable from increases in taxes or other revenues attributable to projects financed by the bonds. For example, a municipality may issue TIF bonds to redevelop a commercial area. The TIF bonds would be payable solely from any increase in sales taxes collected from merchants in the area. The bonds could default if merchants’ sales, and related tax collections, failed to increase as anticipated.

Municipal Notes

Municipal notes are short-term tax-exempt securities. Many municipalities issue such notes to fund their current operations before collecting taxes or other municipal revenues. Municipalities may also issue notes to fund capital projects prior to issuing long-term bonds. The issuers typically repay the notes at the end of their fiscal year, either with taxes, other revenues or proceeds from newly issued notes or bonds.

Variable Rate Demand Instruments

Variable rate demand instruments are tax-exempt securities that require the issuer or a third party, such as a dealer or bank, to repurchase the security for its face value upon demand. The securities also pay interest at a variable rate intended to cause the securities to trade at their face value. A Fund treats demand instruments as short-term securities, because their variable interest rate adjusts in response to changes in market rates, even though their stated maturity may extend beyond thirteen months.

Foreign Securities

Foreign securities are securities of issuers based outside the United States. An issuer is considered to be based outside the United States if:

  it is organized under the laws of, or has a principal office located in, another country;
  the principal trading market for its securities is in another country; or
  it (or its subsidiaries) derived in its most current fiscal year at least 50% of its total assets, capitalization, gross revenue or profit from goods produced, services performed, or sales made in another country.

Foreign securities are primarily denominated in foreign currencies. Along with the risks normally associated with domestic securities of the same type, foreign securities are subject to currency risks and risks of foreign investing. Trading in certain foreign markets is also subject to liquidity risks.

Derivative Contracts

Derivative contracts are financial instruments that require payments based upon changes in the values of designated (or underlying) securities, currencies, commodities, financial indices or other assets. Some derivative contracts (such as futures, forwards and options) require payments relating to a future trade involving the underlying asset. Other derivative contracts (such as swaps) require payments relating to the income or returns from the underlying asset. The other party to a derivative contract is referred to as a counterparty.

Many derivative contracts are traded on securities or commodities exchanges. In this case, the exchange sets all the terms of the contract except for the price. Investors make payments due under their contracts through the exchange. Most exchanges require investors to maintain margin accounts through their brokers to cover their potential obligations to the exchange. Parties to the contract make (or collect) daily payments to the margin accounts to reflect losses (or gains) in the value of their contracts. This protects investors against potential defaults by the counterparty. Trading contracts on an exchange also allows investors to close out their contracts by entering into offsetting contracts.

For example, International Equity Fund could close out an open contract to buy an asset at a future date by entering into an offsetting contract to sell the same asset on the same date. If the offsetting sale price is more than the original purchase price, the Fund realizes a gain; if it is less, the Fund realizes a loss. Exchanges may limit the amount of open contracts permitted at any one time. Such limits may prevent the Fund from closing out a position. If this happens, the Fund will be required to keep the contract open (even if it is losing money on the contract), and to make any payments required under the contract (even if it has to sell portfolio securities at unfavorable prices to do so). Inability to close out a contract could also harm the Fund by preventing it from disposing of or trading any assets it has been using to secure its obligations under the contract.

International Equity Fund may also trade derivative contracts over-the-counter (OTC) in transactions negotiated directly between the Fund and the counterparty. OTC contracts do not necessarily have standard terms, so they cannot be directly offset with other OTC contracts. In addition, OTC contracts with more specialized terms may be more difficult to price than exchange traded contracts.

Depending upon how the Fund uses derivative contracts and the relationships between the market value of a derivative contract and the underlying asset, derivative contracts may increase or decrease the Fund’s exposure to interest rate and currency risks, and may also expose the Fund to liquidity and leverage risks. OTC contracts also expose the Fund to credit risks in the event that a counterparty defaults on the contract.

International Equity Fund may trade in the following types of derivative contracts.

Futures Contracts

Futures contracts provide for the future sale by one party and purchase by another party of a specified amount of an underlying asset at a specified price, date, and time. Entering into a contract to buy an underlying asset is commonly referred to as buying a contract or holding a long position in the asset. Entering into a contract to sell an underlying asset is commonly referred to as selling a contract or holding a short position in the asset. Futures contracts are considered to be commodity contracts. Futures contracts traded OTC are frequently referred to as forward contracts.

Special Transactions

Repurchase Agreements

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Repurchase agreements are transactions in which a Fund buys a security from a dealer or bank and agrees to sell the security back at a mutually agreed upon time and price. The repurchase price exceeds the sale price, reflecting a Fund’s return on the transaction. This return is unrelated to the interest rate on the underlying security. A Fund will enter into repurchase agreements only with banks and other recognized financial institutions, such as securities dealers, deemed creditworthy by the Advisor.

A Fund’s custodian will take possession of the securities subject to repurchase agreements. The Advisor will monitor the value of the underlying security each day to ensure that the value of the security always equals or exceeds the repurchase price.

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Repurchase agreements are subject to credit risks.

Investing In Securities Of Other Investment Companies

A Fund may invest their assets in securities of other investment companies, including the securities of affiliated money market funds, as an efficient means of carrying out their investment policies and managing their uninvested cash.

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Portfolio Turnover (Stock and Bond Funds only)

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Each Fund may actively trade its portfolio securities in an attempt to achieve its investment objective. Active trading will cause a Fund to have an increased portfolio turnover rate, which is likely to generate shorter-term gains (losses) for its shareholders, which are taxed at a higher rate than longer-term gains (losses). Actively trading portfolio securities increases a Fund’s trading costs and may have an adverse impact on a Fund’s performance.

Temporary Defensive Investments

Certain Funds may temporarily depart from their principal investment strategies by investing their assets in cash and shorter-term debt securities and similar obligations. They may do this to minimize potential losses and maintain liquidity to meet shareholder redemptions during adverse market conditions. This may cause a Fund to fail to meet its investment objective and to give up greater investment returns to maintain the safety of principal, that is, the original amount invested by shareholders. Interest income from temporary investments may be taxable to shareholders as ordinary income.

Investment Ratings For Investment Grade Securities

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The Advisor or sub-advisor will determine whether a security is investment grade based upon the credit ratings given by one or more nationally recognized rating services. For example, Standard and Poor’s, a rating service, assigns ratings to investment grade securities (AAA, AA, A, and BBB) based on their assessment of the likelihood of the issuer’s inability to pay interest or principal (default) when due on each security. Lower credit ratings correspond to higher credit risk. If a security has not received a rating, a Fund must rely entirely upon the Advisor’s or sub-advisor’s credit assessment that the security is comparable to investment grade.

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Specific Risks Of Investing In The Funds

Stock Market Risks

The value of equity securities in a Fund’s portfolio will rise and fall. These fluctuations could be a sustained trend or a drastic movement. A Fund’s portfolio will reflect changes in prices of individual portfolio stocks or general changes in stock valuations. Consequently, a Fund’s share price may decline.

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The Advisor or sub-advisor attempts to manage market risk by limiting the amount a Fund invests in each company’s equity securities. However, diversification will not protect a Fund against widespread or prolonged declines in the stock market.

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Risks Related To Investing For Growth

Due to their relatively high valuations, growth stocks are typically more volatile than value stocks. For instance, the price of a growth stock may experience a larger decline on a forecast of lower earnings, a negative fundamental development, or an adverse market development. Further, growth stocks may not pay dividends or may pay lower dividends than value stocks. This means they depend more on price changes for returns and may be more adversely affected in a down market compared to value stocks that pay higher dividends.

Risks Related To Investing For Value

Due to their relatively low valuations, value stocks are typically less volatile than growth stocks. For instance, the price of a value stock may experience a smaller increase on a forecast of higher earnings, a positive fundamental development, or positive market development. Furthermore, value stocks tend to have higher dividends than growth stocks. This means they depend less on price changes for returns and may lag behind growth stocks in an up market.

Risks Related To Company Size

Generally, the smaller the market capitalization of a company, the fewer the number of shares traded daily, the less liquid its stock and the more volatile its price. For example, medium capitalization stocks may be less liquid and more volatile than stocks of larger, well-known companies. Market capitalization is determined by multiplying the number of its outstanding shares by the current market price per share.

Companies with smaller market capitalizations also tend to have unproven track records, a limited product or service base and limited access to capital. These factors also increase risks and make these companies more likely to fail than companies with larger market capitalizations.

Interest Rate Risks

Prices of fixed income securities rise and fall in response to changes in the interest rate paid by similar securities. Generally, when interest rates rise, prices of fixed income securities fall. However, market factors, such as the demand for particular fixed income securities, may cause the price of certain fixed income securities to fall while the prices of other securities rise or remain unchanged.

Interest rate changes have a greater effect on the price of fixed income securities with longer durations. Duration measures the price sensitivity of a fixed income security to changes in interest rates.

Credit Risks

Credit risk is the possibility that an issuer will default on a security by failing to pay interest or principal when due. If an issuer defaults, a Fund will lose money.

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Many fixed income securities receive credit ratings from services such as Standard & Poor’s and Moody’s Investors Service. These services assign ratings to securities by assessing the likelihood of issuer default. Lower credit ratings correspond to higher credit risk. If a security has not received a rating, a Fund must rely entirely upon the Advisor’s credit assessment.

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Fixed income securities generally compensate for greater credit risk by paying interest at a higher rate. The difference between the yield of a security and the yield of a U.S. Treasury security with a comparable maturity (the spread) measures the additional interest paid for risk. Spreads may increase generally in response to adverse economic or market conditions. A security’s spread may also increase if the security’s rating is lowered, or the security is perceived to have an increased credit risk. An increase in the spread will cause the price of the security to decline.

Credit risk includes the possibility that a party to a transaction involving a Fund will fail to meet its obligations. This could cause a Fund to lose the benefit of the transaction or prevent a Fund from selling or buying other securities to implement its investment strategy.

Call Risks

Call risk is the possibility that an issuer may redeem a fixed income security before maturity (a call) at a price below its current market price. An increase in the likelihood of a call may reduce the security’s price.

If a fixed income security is called, a Fund may have to reinvest the proceeds in other fixed income securities with lower interest rates, higher credit risks, or other less favorable characteristics.

Prepayment Risks

Generally, homeowners have the option to prepay their mortgages at any time without penalty. Homeowners frequently refinance high interest rate mortgages when mortgage rates fall. This results in the prepayment of mortgage backed securities with higher interest rates. Conversely, prepayments due to refinancings decrease when mortgage rates increase. This extends the life of mortgage backed securities with lower interest rates. Other economic factors can also lead to increases or decreases in prepayments. Increases in prepayments of high interest rate mortgage backed securities, or decreases in prepayments of lower interest rate mortgage backed securities, may reduce their yield and price. These factors, particularly the relationship between interest rates and mortgage prepayments makes the price of mortgage backed securities more volatile than many other types of fixed income securities with comparable credit risks.

Mortgage backed securities generally compensate for greater prepayment risk by paying a higher yield. The difference between the yield of a mortgage backed security and the yield of a U.S. Treasury security with a comparable maturity (the spread) measures the additional interest paid for risk. Spreads may increase generally in response to adverse economic or market conditions. A security’s spread may also increase if the security is perceived to have an increased prepayment risk or perceived to have less market demand. An increase in the spread will cause the price of the security to decline.

A Fund may have to reinvest the proceeds of mortgage prepayments in other fixed income securities with lower interest rates, higher prepayment risks, or other less favorable characteristics.

Tax Risks

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In order to be tax-exempt, municipal securities must meet certain legal requirements. Failure to meet such requirements may cause the interest received and distributed by Maryland Municipal Bond Fund, Pennsylvania Municipal Bond Fund, New York Municipal Bond Fund, Pennsylvania Tax-Free Money Market Fund and New York Tax-Free Money Market Fund to their shareholders to be taxable.

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Changes or proposed changes in federal tax laws may cause the prices of municipal securities to fall.

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Income from Maryland Municipal Bond Fund, Pennsylvania Municipal Bond Fund, New York Municipal Bond Fund, Tax-Free Money Market Fund, Pennsylvania Tax-Free Money Market Fund and New York Tax-Free Money Market Fund may be subject to the alternative minimum tax (AMT). However, Tax-Free Money Market Fund, Pennsylvania Tax-Free Money Market Fund and New York Tax-Free Money Market Fund are required to limit to 20% that part of their income that would be subject to AMT.

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Risks Of Non-Diversification

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Maryland Municipal Bond Fund, Pennsylvania Municipal Bond Fund, New York Municipal Bond Fund, New York Tax-Free Money Market Fund and Pennsylvana Tax-Free Money Market Fund are non-diversified. Compared to diversified mutual funds, each of these Funds may invest a higher percentage of its assets among fewer issuers of portfolio securities. This increases a Fund’s risk by magnifying the impact (positively or negatively) that any one issuer has on a Fund’s Share price and performance.

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Risks Associated With Non-Investment Grade Securities

The convertible securities in which a Fund may invest may be rated below investment grade. Convertible securities rated below investment grade may be subject to the same risks as those inherent in corporate debt obligations that are rated below investment grade, also known as junk bonds. Junk bonds generally entail greater market, credit and liquidity risks than investment grade securities. For example, their prices are more volatile, economic downturns and financial setbacks may affect their prices more negatively, and their trading market may be more limited.

Maryland Investment Risks

Maryland Municipal Bond Fund emphasizes investments in Maryland and is more subject to events that may adversely affect Maryland issuers compared to funds that invest in multiple states.

Maryland’s economy is relatively diversified across the service, trade and government sectors. The high proportion of federal government jobs, which contributes to high wealth levels, made the state vulnerable to the recession and concurrent federal downsizing in the early 1990’s; however, Maryland’s economic growth rate has improved and is nearing the national average.

New York Investment Risks

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New York Municipal Bond Fund and New York Tax-Free Money Market Fund emphasize investments in New York and are subject to events that may adversely affect New York issuers compared to funds that invest in multiple states. New York’s economy is large and diverse. While several upstate counties benefit from agriculture, manufacturing and high technology industries, New York City nonetheless still dominates the State’s economy through its international importance in economic sectors such as advertising, finance, and banking. Any major changes to the financial conditions of New York City would ultimately have an effect on the State.

Yields on New York municipal securities depend on a variety of factors, including: the general conditions of the short-term municipal note market and the municipal bond market; the size of the particular offering; the maturity of the obligations; and the rating of the issue. Further, any adverse economic conditions or developments affecting the State, counties, municipalities or City of New York could impact New York Municipal Bond Fund or New York Tax-Free Money Market Fund’s portfolio. The ability of these Funds to achieve their investment goals also depends on the continuing ability of the issuers of New York municipal securities and participation interests, or the guarantors of either, to meet their obligations for the payment of interest and principal when due.

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Additionally, the tragic events of September 11, 2001 may have adverse short-term or long-term economic effects on New York City.

Pennsylvania Investment Risks

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Pennsylvania Municipal Bond Fund and Pennsylvania Tax-Free Money Market Fund emphasize investments in Pennsylvania and are more subject to events that may adversely affect Pennsylvania issuers.

Pennsylvania’s economy historically has been dependent upon heavy industry, but has diversified recently into various services, particularly into medical and health services, education and financial services. Agricultural industries continue to be an important part of the economy, including not only the production of diversified food and livestock products, but substantial economic activity in agribusiness and food-related industries. Service industries currently employ the greatest share of nonagricultural workers, followed by the categories of trade and manufacturing. Future economic difficulties in any of these industries could have an adverse impact on the finances of the Commonwealth or its municipalities, and could adversely affect the market value of the Pennsylvania exempt securities in the Pennsylvania Municipal Bond Fund or the ability of the respective obligors to make payments of interest and principal due on such Securities.

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Risks Of Foreign Investing

Foreign securities pose additional risks because foreign economic or political conditions may be less favorable than those of the United States. Securities in foreign markets may also be subject to taxation policies that reduce returns for U.S. investors.

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Foreign companies may not provide information (including financial statements) as frequently or to as great an extent as companies in the United States. Foreign companies may also receive less coverage than United States companies by market analysts and the financial press. In addition, foreign countries may lack uniform accounting, auditing and financial reporting standards or regulatory requirements comparable to those applicable to U.S. companies. These factors may prevent International Equity Fund and Small Cap Growth Fund and its Advisor and sub-advisor from obtaining information concerning foreign companies that is as frequent, extensive and reliable as the information available concerning companies in the United States.

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Foreign countries may have restrictions on foreign ownership of securities or may impose exchange controls, capital flow restrictions or repatriation restrictions which could adversely affect the liquidity of a Fund’s investments.

Currency Risks

Exchange rates for currencies fluctuate daily. The combination of currency risk and market risk tends to make securities traded in foreign markets more volatile than securities traded exclusively in the U.S.

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The sub-advisor attempts to manage currency risk by limiting the amount International Equity Fund invests in securities denominated in a particular currency. However, diversification will not protect the Fund against a general increase in the value of the U.S. dollar relative to other currencies.

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Tracking Error Risk

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Factors such as the Equity Index Fund’s expenses, imperfect correlation between the fund’s investments and those of its benchmarks, rounding of share prices, changes to the benchmark, regulatory policies, and leverage may affect its ability to achieve perfect correlation with its benchmarks. The magnitude of any tracking error may be affected by a higher portfolio turnover rate. Because an index is just a composite of the prices of the securities it represents rather than an actual portfolio of those securities, an index will have no expenses. As a result, Equity Index Fund, which will have expenses such as custody, management fees and other operational costs, and brokerage expenses, may not achieve its investment objective of accurately correlating to an index.

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Asset Allocation Risk

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Balanced Fund is subject to the risk that the Advisor’s asset allocation decisions between equity securities, on the one hand, and fixed income securities, on the other hand, will not anticipate market trends successfully. For example, investing too heavily in common stocks during a stock market decline may result in a failure to preserve capital. Conversely, investing too heavily in fixed income securities during a period of stock market appreciation may result in lower total returns.

Fund Expenses—Managed Allocation Funds

Mutual fund portfolios bear charges for advisory fees and operational expenses. The Managed Allocation Funds and the Underlying Funds in which they invest each bear these expenses, so investors in the Managed Allocation Funds may bear higher expenses than a fund that invests directly in equity, fixed income or money market securities.

Each Managed Allocation Fund is subject to affiliated persons risk. In managing the Managed Allocation Funds, the Advisor has the authority to select and substitute the underlying funds in which the Managed Allocation Funds will invest. The Advisor is subject to conflicts of interest in allocating Fund assets among the various Underlying Funds both because the fees payable to it and /or its affiliates by some Underlying Funds are higher than the fees payable by other Underlying Funds and because the Advisor is also primarily responsible for managing the Underlying Funds. The Trustees and officers of the Funds may also have conflicting interests in fulfilling their fiduciary duties to both the Funds and the Underlying Funds.

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What Do Shares Cost?

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You can purchase, redeem, or exchange Shares any day the New York Stock Exchange (NYSE) is open. Purchases and redemptions by wire will not be available on days the Federal Reserve wire system is closed. All of the Funds covered by this prospectus offer Class A Shares. All of the Funds except Pennsylvania Tax-Free Money Market Fund, New York Tax-Free Money Market Fund, Tax-Free Money Market Fund, U.S. Government Money Market Fund and U.S. Treasury Money Market Fund also offer Class B Shares and Small Cap Growth Fund also offers Class C Shares. The differences between the three classes relate to the timing and amount of asset based sales charge an investor bears directly or indirectly as a shareholder. When the Funds receive your transaction request in proper form (as described in this prospectus), it is processed at the next calculated net asset value (NAV) plus any applicable front-end sales charge (public offering price). The Class A Shares of all the funds except the Money Market Funds bear front-end sales charges. Class B Shares and Class C Shares (the latter offered only by MTB Small Cap Growth Fund) do not charge front-end sales charges. Each Money Market Fund attempts to stabilize the NAV of its Shares at $1.00 by valuing its portfolio securities using the amortized cost method. The Money Market Funds cannot guarantee that their NAV will always remain at $1.00 per Share.

The value of Shares of the Bond, Balanced, and Stock Funds is generally determined based upon the market value of portfolio securities. The value of Shares of the Managed Allocation Funds is also based upon the share prices of the underlying MTB Funds in which they invest, and the prices of those shares are determined by the market value of the portfolio securities held by the Underlying Funds. However, in all cases, the Funds’ Board may determine in good faith that another method of valuing investments is necessary to appraise their fair market value. If a Stock Fund owns foreign securities that trade in foreign markets on days the NYSE is closed, the value of a Fund’s assets may change on days you cannot purchase, redeem or exchange Shares.

NAV for the Bond, Balanced, Managed Allocation and Stock Funds is determined at the end of regular trading (normally 4:00 p.m. Eastern time) each day the NYSE is open. NAV for the Money Market Fund, U.S. Government Money Market Fund and U.S. Treasury Money Market Fund (“Taxable Money Market Funds”) is determined twice daily at 3:00 p.m. (Eastern time) and at the end of regular trading (normally 4:00 p.m. Eastern time) each day the NYSE is open. NAV for Tax-Free Money Market Fund, Pennsylvania Tax-Free Money Market Fund and New York Tax-Free Money Market Fund (“Tax-Free Money Market Funds”) is determined twice daily at 11:00 a.m. (Eastern time) and at the end of regular trading (normally 4:00 p.m. Eastern time) each day the NYSE is open. The Stock Funds generally value equity securities according to the last sale price in the market in which they are primarily traded (either a national securities exchange or the over-the-counter market). The Funds generally value fixed income securities according to the mean between bid and asked prices as furnished by an independent pricing service, except that fixed income securities with remaining maturities of less than 60 days at time of purchase may be valued at amortized cost. For International Equity Fund, futures contracts and options are generally valued at market values established by the exchanges on which they are traded at the close of trading on such exchanges. Options traded in the OTC market are generally valued according to the mean between the last bid and the last asked price for the option as provided by an investment dealer or other financial institution that deals in the option.

The minimum initial investment in each Fund is $500 unless the investment is in a retirement plan or an IRA account, in which case the minimum initial investment is $250. Subsequent investments must be in amounts of at least $25.

The minimum initial and subsequent investment amounts may be waived or lowered from time to time.

The maximum front-end sales charge that you will pay on an investment in Class A Shares is 5.50% on Stock Funds and the Balanced Fund; 5.00% on the Managed Allocation Fund-Aggressive Growth; 4.50% on the Bond Funds (other than MTB Short-Term Corporate Bond Fund and MTB Short Duration Government Bond Fund, which bear a 3.00% front-end sales charge) and Managed Allocation Fund-Moderate Growth; and 4.00% on the Managed Allocation Fund-Conservative Growth. Class A Shares of the Money Market Funds, Class B Shares of all Funds, and Class C Shares (offered only by MTB Small Cap Growth Fund) do not charge front-end sales charges. The maximum contingent deferred sales charge (CDSC) you will pay (at the time of redemption) on Class B Shares is 5.00%. Orders for $250,000 or more will be invested in Class A Shares instead of Class B Shares to maximize your returns and minimize sales charges and marketing fees. For Class C Shares (MTB Small Cap Growth Fund), the maximum CDSC of 1.00% is imposed if you sell Class C Shares within the first year of your purchase. Keep in mind that investment professionals may charge you additional fees for their services in connection with your Share transactions.

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Sales Charge When You Purchase—Class A Shares

Class A Shares of each Equity Fund and the Balanced Fund are sold at their NAV next determined after an order is received, plus a sales charge as follows:

	Sales Charge as a	Sales Charge as a
	Percentage of Public	Percentage of
Purchase Amount	Offering Price	NAV

Less than $50,000	5.50%	5.82%

$50,000 but less than $100,000	4.25%	4.44%

$100,000 but less than $250,000	3.25%	3.36%

$250,000 but less than $500,000	2.25%	2.30%

$500,000 but less than $1 million	2.00%	2.04%

$1 million or greater*	0.00%	0.00%

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Class A Shares of Managed Allocation Fund—Aggressive Growth are sold at their NAV next determined after an order is received, plus a sales charge as follows:

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	Sales Charge as a	Sales Charge as a
	Percentage of Public	Percentage of
Purchase Amount	Offering Price	NAV

Less than $50,000	5.00%	5.26%

$50,000 but less than $100,000	4.00%	4.17%

$100,000 but less than $250,000	3.00%	3.09%

$250,000 but less than $500,000	2.00%	2.04%

$500,000 but less than $1 million	1.00%	1.01%

$1 million or greater*	0.00%	0.00%

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Class A Shares of each Bond Fund (except for Short Duration Government Bond Fund and Short-Term Corporate Bond Fund) and Managed Allocation Fund—Moderate Growth are sold at their NAV next determined after an order is received, plus a sales charge as follows:

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	Sales Charge as a	Sales Charge as a
	Percentage of Public	Percentage of
Purchase Amount	Offering Price	NAV

Less than $100,000	4.50%	4.71%

$100,000 but less than $250,000	3.75%	3.90%

$250,000 but less than $500,000	3.00%	3.09%

$500,000 but less than $1 million	2.00%	2.04%

$1 million or greater*	0.00%	0.00%

Class A Shares of Managed Allocation Fund—Conservative Growth are sold at their NAV next determined after an order is received, plus a sales charge as follows:

	Sales Charge as a	Sales Charge as a
	Percentage of Public	Percentage of
Purchase Amount	Offering Price	NAV

Less than $100,000	4.00%	4.17%

$100,000 but less than $250,000	3.00%	3.09%

$250,000 but less than $500,000	2.00%	2.04%

$500,000 but less than $1 million	1.00%	1.01%

$1 million or greater*	0.00%	0.00%

Short Duration Government Bond Fund and Short-Term Corporate Bond Fund are sold at their NAV next determined after an order is received, plus a sales charge as follows:

	Sales Charge as a	Sales Charge as a
	Percentage of Public	Percentage of
Purchase Amount	Offering Price	NAV

$0 to $50,000	3.00%	3.09%

$50,000 to 100,000	2.50%	2.56%

$100,000 to $250,000	2.25%	2.30%

$250,000 to $500,000	1.75%	1.78%

$500,000 but less than $1 million	1.25%	1.27%

$1 million or greater*	0.00%	0.00%

* If you make an investment of $1,000,000 or more at net asset value in Class A Shares, and you redeem all or any portion of your shares at any time within the 12-month period beginning on the first day of the calendar month following the month in which you made your purchase, your redemption proceeds will be subject to a 1.00% redemption fee. The redemption fee will be calculated using the share price at time of purchase or the time of redemption, whichever is lower.

The sales charge at purchase may be reduced by:

  purchasing Shares in greater quantities to reduce the applicable sales charge;
  combining concurrent purchases of Shares:

- by you, your spouse, and your children under age 21; or

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- of the same share class of two or more MTB Funds (other than money market funds);

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  accumulating purchases (in calculating the sales charge on an additional purchase, include the current value of previous Share purchases still invested in the Fund); or
  signing a Letter of Intent (LOI) to purchase a specific dollar amount of Shares within 18 months (call your investment professional or see the Fund’s purchase application for more information).

In addition, Bank@Work customers of M&T Bank shall be entitled to a reduction of 0.25% in the sales charge as a percentage of public offering price that they would otherwise pay pursuant to the tables set forth above (e.g., a 5.50% sales charge would be reduced to 5.25%).

The sales charge may be eliminated when you purchase Shares:

  within 90 days of redeeming Shares of an equal or lesser amount of the redemption;
  within 60 days of redeeming shares of any other mutual fund which was sold with a sales charge or commission or fixed or variable rate annuities of an equal or lesser amount;

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  by exchanging Shares from the same share class of another MTB Fund (other than a money market fund);

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  through wrap accounts or other investment programs where you pay the investment professional directly for services;
  through investment professionals that receive no portion of the sales charge;

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  as a current or retired Trustee, Director or employee of the Fund, the Advisor, the Distributor, the Sub-advisor and their affiliates, and the immediate family members of these individuals;

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  as an employee of a dealer which has a selling group agreement with the Distributor;

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  as an investor referred by any sub-advisor to the Funds.

If your investment qualifies for a reduction or elimination of the sales charge, you or your investment professional must notify the Fund’s Distributor, Edgewood Services Inc., or MTB Funds Shareholder Services at time of purchase. If the Distributor or MTB Funds Shareholder Services is not notified, you will receive the reduced sales charge only on additional purchases, and not retroactively on previous purchases.

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Sales Charge When You Redeem—Class B Shares and Class C Shares

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Your redemption proceeds with respect to Class B Shares (except for MTB Money Market Fund) may be reduced by a sales charge, commonly referred to as a contingent deferred sales charge (CDSC), as follows:

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SHARES HELD UP TO:	CLASS B SHARES—CDSC

1 year	5.00%

2 years	4.00%

3 years	3.00%

4 years	3.00%

5 years	2.00%

6 years	1.00%

7 years or more	0.00%

Class B Shares convert to Class A Shares (which pay lower ongoing expenses) eight years after purchase. This is a non-taxable event.

Your redemption proceeds with respect to Class C Shares may be reduced by a CDSC of 1.00% on Shares held up to one year.

You will not be charged a CDSC when redeeming Shares:

  purchased with reinvested dividends or capital gains;
  you reinvested within 90 days of a previous redemption;

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  if you exchange Class B Shares into the Class B Shares of another MTB Fund where the Shares were held for the applicable CDSC holding period;

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  purchased through investment professionals who did not receive advanced sales payments;
  if, after you purchase Shares, you become disabled, as defined by the IRS;
  if the redemption qualified under the Systematic Withdrawal Program;
  if the Fund redeems your Shares and closes your account for not meeting the minimum balance requirement;
  if your redemption is a required retirement plan distribution;
  upon the death of the last surviving shareholder of the account.

If your redemption qualifies, you or your investment professional should notify the Distributor at the time of redemption to eliminate the CDSC. If the Distributor is not notified, the CDSC will apply.

To keep the sales charge as low as possible, the Fund redeems your Shares in this order:

  Shares that are not subject to a CDSC; and

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  Shares held the longest (to determine the number of years your Class B Shares have been held, include the time you held Class B shares of other MTB Funds that have been exchanged for Shares of this Fund).

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The CDSC is then calculated using the share price at time of purchase or redemption, whichever is lower.

How Are The Funds Sold?

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The Trust offers seven classes of Shares: Class A Shares, Class B Shares, Class C Shares, Class S Shares, Institutional Shares, Institutional I Shares and Institutional II Shares. Each class represents interests in a single portfolio of securities. Each Stock Fund, the Balanced Fund and each Bond Fund offers Class A Shares, Class B Shares and Institutional I Shares and, in addition, Small Cap Growth Fund offers Class C Shares. Each Managed Allocation Fund offers Class A and Class B Shares. Each Money Market Fund offers Class A Shares and Institutional I Shares and, in addition, MTB Money Market Fund offers Class B Shares, Class S Shares, Institutional Shares and Institutional II Shares; Tax-Free Money Market Fund, Pennsylvania Tax-Free Money Market Fund and U.S. Government Money Market Fund offer Institutional II Shares; and U.S. Treasury Money Market Fund offers Class S Shares and Institutional II Shares.

This prospectus relates only to Class A Shares, Class B Shares and Class C Shares. All Share classes have different sales charges and other expenses, which affect their performance. Contact your investment professional or call MTB Funds Shareholder Services at (800) 836-2211 for more information concerning Class S Shares, Institutional Shares, Institutional I Shares and Institutional II Shares.

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The Fund’s Distributor markets the Shares described in this prospectus to institutions or individuals, directly or through an investment professional that has an agreement with the Distributor (Authorized Dealer). When the Distributor receives marketing fees and sales charges, it may pay some or all of them to investment professionals. The Distributor and its affiliates may pay out of their assets other amounts (including items of material value) to investment professionals for marketing and servicing Shares. The Distributor is a subsidiary of Federated Investors, Inc. (Federated).

Rule 12b-1 Plans

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The Funds have adopted a Rule 12b-1 Plan on behalf of Class A, Class B and Class C Shares, which allows it to pay marketing fees to the Distributor for the sale and distribution of the Funds’ Class A, Class B and C Shares. In the case of Class B and C Shares, the Plan may also be used to compensate the Distributor, the Advisor, a sub-advisor, their affiliates or investment professionals for commissions advanced on the sale of those Shares. The Distributor may voluntarily waive or reduce its fees. Because these Shares pay marketing fees on an ongoing basis, your investment cost may be higher over time than other shares with different sales charges and marketing fees.

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Shareholder Services

The Funds have adopted a Shareholder Services Plan on behalf of Class A Shares, Class B Shares and Class C Shares, which is administered by Federated Services Company. M&T Securities, Inc. (M&T Securities) acts as shareholder servicing agent for the Funds, providing shareholder assistance, communicating or facilitating purchases and redemptions of Shares, and distributing prospectuses and other information.

How To Purchase Shares

Placing Your Order

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You may purchase Shares through M&T Bank, M&T Securities, MTB Funds Shareholder Services or through an Authorized Dealer at the NAV next determined after the purchase order is received plus any applicable sales charge.

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Where a Fund offers more than one Share class and you do not specify the class choice on your form of payment, you automatically will receive Class A Shares.

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The Funds reserve the right to reject any purchase request. This includes, for example, a request from any individual or group who, in a Fund’s view, is likely to engage in excessive trading (usually defined as more than four transactions out of a Fund within a calendar year).

The Funds do not issue share certificates.

Through M&T Bank

To purchase shares through M&T Bank, contact an account representative at M&T Bank or affiliates of M&T Bank which make shares available.

Through M&T Securities, Inc.

To purchase Shares through a representative of M&T Securities call (800) 724-5445.

Through MTB Funds Shareholder Services

To purchase shares through MTB Funds Shareholder Services, Call 1-800-836-2211.

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Through An Authorized Dealer

Contact your Authorized Dealer for specific instructions on how to purchase Shares.

Payment Methods

Payment may be made by check, federal funds wire or Automated Clearing House (ACH).

Payment By Check

To purchase Shares of a Fund for the first time by mail using a check as payment, complete and sign an account application form and mail it, together with a check payable to (Name of the Fund and Class of Shares) to:

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MTB Group of Funds
P.O. Box 4556
Buffalo, New York 14240-4556

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Current shareholders can purchase Shares by mail by sending a check to the same address. Orders by mail are considered received after payment by check has been converted into federal funds. This is normally the next business day after the check is received.

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The Funds will no longer accept cash, money orders, credit cards, travelers checks, counter checks, or non-government third party checks (checks, other than government checks, made payable to a third party and endorsed over to MTB). Government checks (such as IRS refund checks) that are made payable to you may continue to be endorsed over to your MTB Fund account or accounts you open (such as a Coverdell Savings Account you open for your child or grandchild).

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Shares of the Money Market Funds purchased by check begin earning dividends on the day after the check is converted into federal funds.

Payment By Wire

You may purchase Shares by Federal Reserve wire, whereby your bank sends money to the Funds’ custodian bank through the Federal Reserve wire system. Wire orders will only be accepted on days on which the Funds, M&T Bank, and the Federal Reserve wire system are open for business. Some financial institutions may charge a fee for wire services.

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  Taxable Money Market Funds—If you place your order before 3:00 p.m. (Eastern time) and if payment by federal funds is received by the Fund by 3:00 p.m.
  (Eastern time), you will begin earning dividends that day; otherwise, you will begin earning dividends the next day. If you are placing your purchase through MTB Funds Shareholder Services at (800) 836-2211, your purchase must be received by 11:00 a.m.
  Tax-Free Money Market Funds—If you place your order before 11:00 a.m. (Eastern time) and if payment by federal funds is received by the Fund by 3:00 p.m. (Eastern time), you will begin earning dividends that day; otherwise, you will begin earning dividends the next business day.
  Stock, Balanced and Bond Funds—If you place your order before the close of regular trading, normally 4:00 p.m. (Eastern time), you will receive that closing day’s NAV, provided that your payment by federal funds is received the next business day.

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Payment By ACH

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You may purchase Shares through MTB Funds Shareholder Services by transferring money via ACH from your checking or NOW deposit account to your Fund account. Please call (800) 836-2211 to place your trade. If you place your order by 3:00 p.m. (Eastern time), you will receive that day’s closing NAV. Since ACH transfers are processed overnight, you will not begin earning dividends on purchases of the Money Market Funds until the next business day.

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Customer Agreements

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Shareholders normally purchase Shares through different types of customer accounts at M&T Bank and its affiliates. You should read this prospectus together with any agreements between you and M&T Bank to learn about the services provided, the fees charged for those services, and any restrictions and limitations imposed.

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Systematic Investment Program

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Once you have opened a Fund account, you can add to your investment on a regular basis in amounts of $25 or more through automatic deductions from your checking or NOW deposit account. The money may be withdrawn and periodically invested in Fund Shares at the next NAV calculated after your order is received plus any applicable sales charge. To sign up for this program, please call MTB Funds Shareholder Services for an application.

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Through An Exchange

You may purchase Shares of a Fund through an exchange from the same Share class of another MTB Fund. You must meet the minimum initial investment requirement for purchasing Shares and both accounts must have identical registrations.

Retirement Investments

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Shares of the Funds can be purchased as an investment for retirement plans or IRA accounts. You may be subject to an annual IRA account fee. Each Tax-Free Money Market Fund, and New York Municipal Bond Fund, Maryland Municipal Bond Fund, and Pennsylvania Municipal Bond Fund are generally not appropriate for retirement plans or IRA accounts. For further details, contact the Funds and consult a tax advisor.

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How To Redeem Shares

Each Fund redeems Shares at its NAV next determined after the Fund receives the redemption request in proper form, subject to daily cut-off times, less any applicable CDSC. Shares may be redeemed by telephone or by mail. Redemption requests for Shares held through an IRA account must be made by mail and not by telephone.

You should note that there may be different cut-off times, depending upon the method of payment you choose (see “Redemption Payment Options” below).

Redemption Order Methods

By Telephone

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To redeem Shares by telephone, call MTB Funds Shareholder Services at (800) 836-2211, your M&T Securities representative, or your Authorized Dealer. The proceeds will be sent via check, Federal Reserve wire or ACH to your designated bank account.

You are automatically eligible to make telephone redemptions unless you check the box on your new account application form to decline the privilege. It is recommended that you provide the necessary information for the telephone redemption option on your initial application. If you do not do this and later wish to take advantage of the telephone redemption privilege, you may call MTB Funds Shareholder Services for authorization forms.

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The Funds reserve the right to modify or terminate the telephone redemption privilege at any time. Shareholders will be notified prior to any modification or termination. Your telephone instructions may be electronically recorded for your protection. Shareholders who accept the telephone redemption service authorize the Trust and its agents to act upon their telephonic instructions to redeem Shares from any account for which they have authorized such services. Redeeming Fund Shares over the telephone is extremely convenient, but not without risk. Although the Fund has created certain safeguards and procedures to confirm the identity of callers and the authenticity of instructions, the Fund is not responsible for any losses or costs incurred by following telephone instructions we reasonably believe to be genuine. If you or your financial intermediary transact with the Fund over the telephone, you will generally bear the risk of any loss.

By Mail

You may redeem Shares by sending your written request to:

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MTB Group of Funds
P.O. Box 4556
Buffalo, New York 14240-4556

Your written request must include your name, the Fund’s name and Share class, your account number, and the number of shares or dollar amount you wish to redeem. Please call MTB Funds Shareholder Services at (800) 836-2211 for specific instructions before redeeming by mail.

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Redemption Payment Options

You may receive your redemption proceeds by wire, by ACH transfer, or by check.

By Wire

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  Money Market Funds—If you call before 3:00 p.m. (Eastern time), proceeds of a wire order will be wired that same day to your M&T Bank account or other designated bank account of a bank that is a member of the Federal Reserve System. If you request a same-day wire redemption, you will not receive dividends for that day. Orders received after 3:00 p.m. (Eastern time) will receive dividends for that day and will be processed at the NAV next determined following receipt of the request in proper form. Wire transfers of proceeds from redemptions can only be made on days on which the Federal Reserve wire system, M&T Bank, and the Funds are open for business. If you are redeeming through MTB Funds Shareholder Services at (800) 836-2211, your redemption must be received by 11:00 a.m.
  Stock, Managed Allocation, Balanced and Bond Funds—To receive payment of redemption proceeds by wire, call before the close of regular trading, normally 4:00 p.m. (Eastern time), to receive that day’s closing NAV. Proceeds of a wire order will be wired the next day to your M&T Bank account or other designated bank account of a bank that is a member of the Federal Reserve System. Wire transfers of proceeds from redemptions can only be made on days on which the Federal Reserve wire system, M&T Bank, and the Funds are open for business.
  Certain financial institutions may charge a fee for wire transfers. The Funds also reserve the right to charge a processing fee for wire transfers.

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By ACH

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You may have redemption proceeds sent directly to your checking or NOW deposit account via ACH transfer from the Fund by calling MTB Funds Shareholder Services at (800) 836-2211. If you place your order by 3:00 p.m. (Eastern time), you will receive that day’s closing NAV. Since ACH transfers are processed overnight, you will not receive redemption proceeds until the second business day.

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By Check

Normally, a check for the proceeds is mailed within one business day after your redemption order is received, but in no event more than seven business days, after receipt of a proper redemption request.

Additional Conditions

Signature Guarantees

You must have a signature guarantee on written redemption requests:

  when you are requesting a redemption of $50,000 or more;
  when you want a redemption to be sent to an address other than the one you have on record with the Fund; or
  when you want the redemption payable to someone other than the shareholder of record.

Your signature can be guaranteed by any federally insured financial institution (such as a bank or credit union) or a broker-dealer that is a domestic stock exchange member, but not by a notary public.

Limitations on Redemption Proceeds

Redemption proceeds are normally transmitted within one business day (or sooner, as described under “Redemption Payment Options”) after receiving a request in proper form. However, payment may be delayed up to seven days:

  to allow your purchase payment to clear;
  during periods of market volatility; or
  when a shareholder’s trade activity or amount adversely impacts a Fund’s ability to manage its assets.

Systematic Withdrawal Programs (SWP)

Class A Shares

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You may automatically redeem Class A Shares in a minimum amount of $50 on a regular basis. Your account must be worth at least $10,000 at the time the program is established. This program may reduce, and eventually deplete, your account. Payments should not be considered yield or income. Generally, it is not advisable to continue to purchase Class A Shares subject to a sales charge while redeeming Shares using this program. For more information and an application form for this program call MTB Funds Shareholder Services at (800) 836-2211.

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Class B Shares and Class C Shares

A CDSC will not be charged on SWP redemptions of Class B Shares or Class C Shares if:

  Shares redeemed are 12% or less of the account value in a single year; and, the account is at least one year old; and,
  all dividends and capital gains distributions are reinvested; and
  the account has at least a $10,000 balance when the SWP is established (multiple Class B Share accounts cannot be aggregated to meet this minimum balance).

You will be subject to a CDSC on redemption amounts that exceed the 12% annual limit. In measuring the redemption percentage, your account is valued when you establish the SWP and then annually at calendar year-end.

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This program may reduce, and eventually deplete, your account. Payments should not be considered yield or income. For more information and an application form for this program call MTB Funds Shareholder Services at (800) 836-2211.

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Checkwriting

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You may request checks to redeem Shares of the Money Market Funds. Your account will continue to receive the daily dividend declared on the Shares being redeemed until the check is presented for payment. The ability to redeem Shares by check may not be available when establishing an account through an investment professional. You should read this prospectus together with any applicable agreement between you and the institution to learn about the services provided, the fees charged for those services, and any restrictions or limitations that may be imposed. For more information, contact MTB Funds Shareholder Services.

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Online Transactions

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Shareholders of the Money Market Funds can purchase, redeem or exchange Shares on-line by signing up for the M&T Online Trading Service. For more information, contact MTB Funds Shareholder Services at (800) 836-2211.

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Redemption In Kind

Although the Funds intend to pay Share redemptions in cash, each Fund reserves the right to pay the redemption price in whole or in part by a distribution of the Fund’s portfolio securities.

Redemption From Retirement Accounts

In the absence of your specific instructions, 10% of the value of your redemption from a retirement account in a Fund may be withheld for taxes. This withholding only applies to certain types of retirement accounts.

How To Exchange Shares

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You may exchange Shares of a Fund for the same Share class of another MTB Fund or certain other funds distributed by Edgewood Services, Inc. at the NAV next determined after the Fund receives the exchange request in proper form. You also would pay applicable sales charges when exchanging Shares from one of the Money Market Funds into one of the Income, Managed Allocation, Balanced or Equity Funds. In order to exchange Shares you must:

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  meet the minimum initial investment requirements (if the exchange results in the establishment of a new account);
  establish an account in the Fund you want to acquire if you do not have an account in that Fund;
  ensure that the account registrations are identical;
  receive a prospectus for the Fund into which you wish to exchange; and
  only exchange into a Fund that may be legally sold in your state of residence.

An exchange is treated as a redemption and subsequent purchase and is a taxable transaction.

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For additional information about the exchange privilege, call MTB Funds Shareholder Services at (800) 836-2211.

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Class A Share Exchanges

Exchanges at NAV

If you exchange between Funds with different sales charges, the exchange will be made at NAV.

If you paid a sales charge once (including Shares acquired through reinvestment of dividends and capital gains) you will not have to pay the sales charge again upon exchange. This is true even if you exchange out of a Fund with a sales charge, then into a Fund without a sales charge and back into a Fund with a sales charge.

Exchanges Subject to a Sales Charge

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If you purchased into a Fund without a sales charge, and exchange into a Fund with a sales charge, you will be assessed the applicable sales charge when you make the exchange. However, the sales charge will not be applied to any Shares that you acquired through reinvestment of dividends and capital gains. Dividends of the Class A Shares of the Money Market Funds can be reinvested into Class A Shares of any other MTB Fund at NAV at time of payment.

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Class B Share Exchanges

You may exchange Class B Shares from one Fund to Class B Shares of another at NAV without any sales charge. The time you held the original Class B Shares will be added to the time you held the exchanged-for Class B Shares for purposes of calculating any applicable CDSC when you ultimately redeem those Shares.

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The Funds may modify or terminate the exchange privilege at any time, and shareholders will be notified prior to any modification or termination. The Funds’ management or advisor may determine from the amount, frequency, and pattern of exchanges that a shareholder is engaged in excessive trading that is detrimental to a Fund and other shareholders. If this occurs, the Fund may terminate the availability of exchanges to that shareholder, limit the number of exchanges allowed, and may bar that shareholder from purchasing other MTB Funds.

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Exchanging Shares By Telephone

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You may exchange Shares between Funds by calling MTB Funds Shareholder Services at (800) 836-2211.

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Money Market Funds

Your telephone instructions must be received by M&T Bank by 3:00 p.m. (Eastern time) and transmitted to Federated Shareholder Services Company by 4:00 p.m. (Eastern time) for Shares to be exchanged that same day.

Equity, Managed Allocation, Balanced and Income Funds

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Exchange instructions must be received by MTB Funds Shareholder Services and transmitted to Federated Shareholder Services Company by the close of regular trading, normally 4:00 p.m. (Eastern time), for Shares to be exchanged that same day.

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You will not receive a dividend from the Fund into which you are exchanging on the date of the exchange.

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You will automatically be eligible for telephone exchanges, unless you check the box on the new account application form to decline this privilege. It is recommended that you provide the necessary information for the telephone exchange option on your initial application. If you do not do this and later wish to take advantage of the privilege, you may call MTB Funds Shareholder Services for authorization forms.

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Shareholders who accept the telephone exchange service authorize the Trust and its agents to act upon their telephonic instructions to exchange Shares from any account for which they have authorized such services. Exchanging Fund Shares over the telephone is extremely convenient, but not without risk. Although the Fund has created certain safeguards and procedures to confirm the identity of callers and the authenticity of instructions, the Fund is not responsible for any losses or costs incurred by following telephone instructions we reasonably believe to be genuine. If you or your financial intermediary transact with the Fund over the telephone, you will generally bear the risk of any loss.

Exchanging Shares By Mail

You may exchange Shares by mail by sending your written request to:

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MTB Group of Funds
P.O. Box 4556
Buffalo, New York 14240-4556

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All written requests must include your name, the Fund’s name and Share class, your account number, and the number of shares or dollar amount you wish to exchange and the name of the Fund into which the exchange is to be made.

Systematic Transfer/Exchange Plan (STEP)

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You may exchange Shares from one Fund into another Fund on a monthly, quarterly or annual basis. Exchanges must be at least $25 and are subject to limitations and any applicable sales charges as described above. For more information and an application form for the Systematic Transfer/Exchange Plan, call MTB Funds Shareholder Services at (800) 836-2211.

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Account And Share Information

Confirmations And Account Statements

Except with respect to the Money Market Funds, you will receive confirmation of purchases, redemptions and exchanges (except systematic transactions). Shareholders of all Funds will receive periodic statements reporting all account activity, including systematic transactions, dividends and capital gains paid.

Dividends And Capital Gains

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Dividends Declared/
Fund	Dividends Paid

International Equity Fund, Small Cap Growth Fund,
Multi Cap Growth Fund	Annually/Annually

Small Cap Stock Fund, Mid Cap Growth Fund,
Mid Cap Stock Fund, Large Cap Growth Fund,
Large Cap Stock Fund, Equity Index Fund,
Large Cap Value Fund, Balanced Fund,
Managed Allocation Funds	Quarterly/Quarterly

Equity Income Fund	Monthly/Monthly

Intermediate-Term Bond Fund, Income Fund,
Short-Term Corporate Bond Fund, Maryland
Municipal Bond Fund, Pennsylvania Municipal
Bond Fund, New York Municipal Bond Fund,
U.S. Government Bond Fund, Short Duration
Government Bond Fund, Money Market Fund,
Pennsylvania Tax-Free Money Market Fund,
Tax-Free Money Market Fund, New York
Tax-Free Money Market Fund, U.S. Government
Money Market Fund, U.S. Treasury Money
Market Fund	Daily/Monthly

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Only shareholders of a Fund on the record date are entitled to receive payments of dividends and/or capital gains.

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The Money Market Funds do not expect to realize any capital gains or losses. If capital gains or losses were to occur, they could result in an increase or decrease in dividends.

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In addition, each Fund intends to pay any capital gains at least annually. Your dividends and capital gains distributions will be automatically reinvested in additional Shares without a sales charge, unless you elect cash payments.

If you purchase Shares just before a Fund declares a dividend (other than a Fund that declares dividends daily) or capital gain distribution, you will pay the full price for the Shares and then receive a portion of the price back in the form of a distribution, whether or not you reinvest the distribution in Shares. Therefore, you should consider the tax implications of purchasing Shares shortly before a Fund declares a dividend or capital gain.

Accounts With Low Balances

Due to the high cost of maintaining accounts with low balances, non-retirement accounts may be closed if redemptions or exchanges cause the account balance to fall below $250. Before an account is closed, you will be notified and allowed 30 days to purchase additional Shares to meet the minimum account balance required.

Tax Information

The Funds send you an annual statement of your account activity to assist you in completing your federal, state and local tax returns. Fund distributions of dividends and capital gains are taxable to you whether paid in cash or reinvested in a Fund. Tax information will be mailed to you on or before January 31 each year. Capital gains distributions are taxable at different rates depending upon the length of time a Fund holds its assets.

The Funds’ distributions are expected to be as follows:

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FUND	DISTRIBUTIONS ARE EXPECTED
TO BE PRIMARILY:

International Equity Fund, Small Cap Growth Fund,
Small Cap Stock Fund, Mid Cap Growth Fund,
Mid Cap Stock Fund, Multi Cap Growth Fund,
Large Cap Growth Fund, Large Cap Stock Fund,
Equity Index Fund, Managed Allocation Fund-
Aggressive Growth, Managed Allocation Fund-
Moderate Growth	Capital Gains

Large Cap Value Fund, Equity Income Fund,
Balanced Fund, Managed Allocation Fund-
Conservative Growth	Dividends and Capital Gains

Intermediate-Term Bond Fund, Income Fund,
Short-Term Corporate Bond Fund, Maryland
Municipal Bond Fund, Pennsylvania Municipal
Bond Fund, New York Municipal Bond Fund,
U.S. Government Bond Fund, Short Duration
Government Bond Fund, Money Market Fund,
Pennsylvania Tax-Free Money Market Fund,
Tax-Free Money Market Fund, New York
Tax-Free Money Market Fund, U.S. Government
Money Market Fund, U.S. Treasury Money
Market Fund	Dividends

It is anticipated that distributions for New York Tax-Free Money Market Fund, New York Municipal Bond Fund, Pennsylvania Municipal Bond Fund, Maryland Municipal Bond Fund, Tax-Free Money Market Fund and Pennsylvania Tax-Free Money Market Fund will be primarily dividends that are exempt from federal income tax, although a portion of each Fund’s dividends may not be exempt. Dividends may be subject to state and local taxes, although each of these Funds’ dividends will be exempt from New York, Pennsylvania or Maryland state personal income tax to the extent that they are derived from interest on obligations exempt from New York, Pennsylvania or Maryland personal income taxes, respectively. Redemptions and exchanges are taxable sales. Capital gains and non-exempt dividends are taxable whether paid in cash or reinvested in the Fund. Please consult your tax advisor regarding your federal, state, and local tax liability.

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Who Manages The Funds?

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The Board of Trustees (the Board) governs the Funds. The Board selects and oversees the Advisor, MTB Investment Advisors, Inc. (“MTBIA”), a subsidiary of M&T Bank. The Advisor manages each Fund’s assets, including buying and selling portfolio securities. The Advisor’s address is 100 E. Pratt Street, 17th Floor, Baltimore, MD 21202.

On August 22, 2003 the investment advisory operations of M&T Asset Management, a department of M&T Bank, which was the pre-Regorganization advisor to the Trust, were transferred to Allied Investment Advisors, Inc. (which was renamed MTB Investment Advisors, Inc.) and effective on that date MTB Investment Advisors, Inc. became the investment advisor to the Trust.

M&T Bank is the principal banking subsidiary of M&T Bank Corporation, a regional bank holding company in existence since 1969. M&T Bank was founded in 1892 and provides comprehensive banking and financial services to individuals, governmental entities and businesses throughout New York State, Pennsylvania, Maryland and parts of Virginia, West Virginia, the District of Columbia and Delaware. As of June 30, 2003, M&T Bank had over $24 billion in assets under management. MTBIA and entities affiliated with MTBIA or its predecessors have served as investment advisor to MTB Funds since 1988 and, as of August 22, 2003, it managed approximately $6.5 billion in net assets of money market funds and $2.7 billion in net assets of fluctuating mutual funds. As part of its regular banking operations, M&T Bank may make loans to public companies. Thus, it may be possible, from time to time, for the Funds to hold or acquire the securities of issuers which are also lending clients of M&T Bank. The lending relationship will not be a factor in the selection of securities.

For its services under an Advisory Contract, the Advisor receives an annual Advisory Fee from each Fund, equal to a percentage of each Fund’s average daily net assets as follows:

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FUND	ADVISORY FEE

International Equity Fund\	1.00%

Small Cap Growth Fund	0.85%

Small Cap Stock Fund	0.85%

Mid Cap Growth Fund	0.85%

Mid Cap Stock Fund	0.85%

Multi Cap Growth Fund	0.70%

Large Cap Growth Fund	0.85%

Large Cap Stock Fund	0.85%

Equity Index Fund	0.20%

Large Cap Value Fund	0.70%

Equity Income Fund	0.70%

Balanced Fund	0.65%

Managed Allocation Funds	0.25%

Intermediate-Term Bond Fund	0.70%

Income Fund	0.60%

Short-Term Corporate Bond Fund	0.70%

Maryland Municipal Bond Fund	0.70%

Pennsylvania Municipal Bond Fund	0.70%

New York Municipal Bond Fund	0.70%

U.S. Government Bond Fund	0.70%

Short Duration Government Bond Fund	0.60%

Money Market Fund	0.50%

Tax-Free Money Market Fund	0.50%

Pennsylvania Tax-Free Money Market Fund	0.50%

New York Tax-Free Money Market Fund	0.50%

U.S. Government Money Market Fund	0.50%

U.S. Treasury Money Market Fund	0.50%

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The Advisor may voluntarily waive a portion of its fee or reimburse a Fund for certain operating expenses.

In addition to the investment management services provided by MTBIA , MTBIA’s affiliate M&T Securities, Inc. also provides administrative services to the Funds and is entitled to receive a maximum fee of .04% of the Funds’ average daily net assets for such administrative services. M&T Securities, Inc. and its affiliates also may receive up to 0.25% of the Funds’ average daily net assets for shareholder services and up to 0.25% of average daily net assets of the Funds’ Class A Shares or 0.75% of average daily net assets of the Funds’ Class B Shares and Class C Shares for distribution services provided to the Funds.

Sub-Advisors

The Advisor has entered into a Sub-Advisory Agreement with UBS Global Asset Management (America) Inc. (UBS), which sub-advises International Equity Fund. UBS is a wholly-owned subsidiary of UBS AG. UBS was organized in 1989 and was acquired by Swiss Bank Corporation, a predecessor company of UBS AG. As of December 31, 2002, UBS managed approximately $403 billion in assets. Subject to the supervision of the Advisor and the Board and in accordance with the investment objective and restrictions of International Equity Fund, UBS manages International Equity Fund, makes decisions with respect to and places orders for all purchases and sales of its portfolio securities, and maintains the records relating to such purchases and sales. For its services, UBS receives a fee based upon a percentage of the International Equity Fund’s average daily net assets, which is paid by the Advisor and not by the Fund.

The Advisor has entered into a Sub-Advisory Agreement with LSV Asset Management (LSV), which sub-advises the value equity portion of the Small Cap Stock Fund. LSV is an active quantitative value equity money manager. As of December 31, 2002, LSV oversaw approximately $9.68 billion of client assets in a broad range of investment styles for retirement plans, endowments and foundations, corporations, public funds and mutual fund sponsors. Subject to the supervision of the Advisor and the Board and in accordance with the investment objective and restrictions of the Fund, LSV manages the value equity portion of Small Cap Stock Fund, makes decisions with respect to and places orders for all purchases and sales of its portfolio securities, and maintains the Fund’s records relating to such purchases and sales. For its services, LSV receives a fee based upon a percentage of the Small Cap Stock Fund’s average daily net assets, which is paid by the Advisor and not by the Fund.

The Advisor has entered into a Sub-Advisory Agreement with Mazama Capital Management, Inc. (Mazama), which sub-advises the growth equity portion of Small Cap Stock Fund. Mazama focuses solely on small cap investing and has managed small cap portfolios since 1993. As of December 31, 2002, Mazama oversaw approximately $1.44 billion of client assets in institutional accounts for corporations, public funds and mutual fund sponsors. Subject to the supervision of the Advisor and the Board and in accordance with the investment objective and restrictions of the Fund, Mazama manages the growth equity portion of Small Cap Stock Fund, makes decisions with respect to and places orders for all purchases and sales of its portfolio securities, and maintains the Fund’s records relating to such purchases and sales. For its services, Mazama receives a fee based upon a percentage of the Small Cap Stock Fund’s average daily net assets, which is paid by the Advisor and not by the Fund.

The Advisor has entered into a Sub-Advisory Agreement with Independence Investment LLC (Independence), which sub-advises Mid Cap Stock Fund. Independence has complete discretion to manage portfolio securities of the Fund, subject to the Fund’s investment objective, policies and limitations. Independence is a registered investment advisor founded in 1982 and a subsidiary of John Hancock Financial. As of December 31, 2002, Independence and its subsidiaries managed approximately $18.9 billion in assets. For its services, Independence receives a fee based upon a percentage of the Mid Cap Stock Fund’s average daily net assets, which is paid by the Advisor and not by the Fund.

The Advisor has entered into a Sub-Advisory Agreement with Montag & Caldwell Inc. (Montage & Caldwell), which sub-advises Large Cap Growth Fund. Montag & Caldwell has complete discretion to manage portfolio securities of the Fund, subject to the Fund’s investment objective, policies and limitations and subject to supervision of and oversight by the Advisor and the Fund’s Board. Montag & Caldwell and its predecessors have been engaged in the business of providing investment counseling to individuals and institutions since 1945. Total assets under management for all clients (including two other mutual funds) were approximately $24 billion as of December 31, 2002. For its services, Montag & Caldwell receives a fee based upon a percentage of the Large Cap Growth Fund’s average daily net assets, which is paid by the Advisor and not by the Fund.

The Advisor has entered into a Sub-Advisory Agreement with Federated Investment Management Company (FIMCO), which sub-advises New York Tax-Free Money Market Fund. FIMCO has complete discretion to manage portfolio securities of the Fund, subject to the Fund’s investment objective, policies and limitations. FIMCO is a registered investment advisor and a subsidiary of Federated. FIMCO and other subsidiaries of Federated advise approximately 138 mutual funds and a variety of separate accounts, which totaled approximately $195 billion in assets as of December 31, 2002. For its services FIMCO receives a fee based upon a percentage of the New York Tax-Free Money Market’s average daily net assets, which is paid by the Advisor and not by the Fund.

The Advisor (subject to the approval of the Board) may select and replace sub-advisors and amend Sub-Advisory agreements between the Advisor and the sub-advisors without obtaining shareholder approval. Accordingly, the Advisor may (subject to Board approval) appoint and replace sub-advisors and amend Sub-Advisory agreements without obtaining shareholder approval. The foregoing applies to all Funds except the three Managed Allocation Funds and MTB Money Market Fund.

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Portfolio Managers

UBS’s Global Equity Committee is responsible for the day-to-day management of International Equity Fund.

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Mark Stevenson is co-portfolio manager of Managed Allocation Fund-Aggressive Growth, Managed Allocation Fund-Moderate Growth and Managed Allocation Fund-Conservative Growth. Mr. Stevenson is a Vice President of MTBIA. Prior to joining M&T in October 2000, Mr. Stevenson was with Martindale Andres & Company since 1990, where he managed retirement plan and personal trust assets for the clients of Martindale. He is a Chartered Financial Analyst.

Thomas D. DeHudy is a co-portfolio manager of Multi Cap Growth Fund. Mr. DeHudy has been a Vice President and Portfolio Manager of MTBIA since 2001. Mr. DeHudy is also an equity analyst and provides research coverage for the technology sector and selected consumer cyclical areas. He was an analyst with Lord, Abbett & Co. from 1999 until he joined MTBIA. Prior to that, he was a portfolio manager and analyst with Howard Hughes Medical Institute, which he joined in 1989. Mr. DeHudy has more than 20 years of experience in investment research. He is a Chartered Financial Analyst and earned his M.P.P. from the University of Michigan.

H. Giles Knight is a co-portfolio manager of Small Cap Growth Fund. He has been a Vice President and Portfolio Manager of MTBIA since 1996. He was a Senior Vice President of Allfirst Bank from 1995 until its acquisition by M&T Bank on April 1, 2003. Mr. Knight has more than 30 years of experience in the investment industry. He earned his B.A. from Dartmouth College and his M.B.A. from Bernard Baruch School of Business, City College of New York.

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The value equity portion of Small Cap Stock Fund is managed by LSV’s team of portfolio managers, who are supported by specialized fundamental, quantitative and technical analysts. The role of the portfolio management team includes quantitative modeling, research, performance measurement and attribution analysis, benchmarking, optimization and programming. The team conducts ongoing research relating to management of the value equity portion of the Fund.

The growth equity portion of Small Cap Stock Fund is managed by Mazama’s team of portfolio managers who are supported by specialized fundamental, quantitative and technical analysts.

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Mark Schultz is a co-portfolio manager of Mid Cap Growth Fund, and a co-portfolio manager of Large Cap Stock Fund. Mr. Schultz is a Vice President and Portfolio Manager of MTBIA since April 2003 and a Vice President of M&T Bank since July 2001. As an analyst, Mr. Schultz focuses on technology and diversified financial companies. Prior to joining M&T Bank, Mr. Schultz worked as a portfolio manager with Caldwell Securities Ltd. in Toronto, Canada from June 1996 to September 1999, and was engaged in the process of becoming a permanent U.S. resident from September 1999 through July 2001. He began his career with Royal Bank of Canada in country risk analysis and multinational corporate banking. Mr. Schultz holds his chartered financial analyst designation (CFA) and a doctorate in politics from the University of Oxford.

Thomas R. Pierce is a co-portfolio manager of Large Cap Stock Fund, Managed Allocation Fund-Aggressive Growth, Managed Allocation Fund-Moderate Growth and Managed Allocation Fund-Conservative Growth. Mr. Pierce has been a Vice President and Portfolio Manager of MTBIA since April 2003 and Vice President of M&T Bank since January 1995. Prior to joining M&T, Mr. Pierce was employed by Merit Investment Advisors where he acted as Director of Fixed Income Product and Trading since 1993. For the period from 1987 to 1993, Mr. Pierce served as Fixed Income Manager at ANB Investment Management Company, where he directed the management of $3.5 billion of active and passive fixed income portfolios. Mr. Pierce is a Chartered Financial Analyst. He has a B.A. in Economics from Washington University, and an MBA from the University of Chicago.

James Thorne is a co-portfolio manager of Small Cap Growth Fund. Mr. Thorne has been a Vice President and Portfolio Manager of MTBIA since April 2003, concentrating on equity selections as well as economic forecasting. Mr. Thorne has also been a Vice President of M&T Bank since February 2001. From February 1994 through December 2000, he was Portfolio Manager at Caldwell Securities Investment Management. Prior to 1994 Mr. Thorne was a professor at the Schulich School of Business and at Bishop’s University. Mr. Thorne received his Ph.D. in Economics, in the fields of Finance and Industrial Organization from York University in June 1993.

Clyde L. Randall II is a co-portfolio manager of Large Cap Value Fund and Equity Income Fund. Mr. Randall has been a Vice President and a Portfolio Manager of MTBIA since 1996 and a Vice President of M&T Bank since April 2003. He was a Vice President of Allfirst Bank from 1995 until its acquisition by M&T Bank on April 1, 2003. He has more than 14 years of experience in investment research and equity analysis. He earned his B.A. from the University of Vermont, and is a Chartered Financial Analyst.

Allen J. Ashcroft, Jr. is a co-portfolio manager of Mid Cap Growth Fund and Balanced Fund. He has been a Vice President and Portfolio Manager of MTBIA since 1996 and a Vice President of M&T Bank since April 2003. He was a Vice President of Allfirst Bank from 1995 until its acquisition by M&T Bank on April 1, 2003. Mr. Ashcroft has more than 20 years of experience in investment research and equity analysis. He earned his B.A. from the University of Pittsburgh.

J. Eric Leo is a co-portfolio manager of Multi Cap Growth Fund and Balanced Fund. Mr. Leo has been a Vice President and Portfolio Manager of MTBIA since 1997 and a Vice President of M&T Bank since April 1, 2003. Mr. Leo has more than 30 years of experience in the investment industry. He earned his B.S. from the University of Richmond School of Business Administration.

Barbara L. Rishel is a co-portfolio manager of Large Cap Value Fund and Equity Income Fund. Ms. Rishel has been a Vice President and Portfolio Manager of MTBIA since 2001. She is also an equity analyst. Ms. Rishel was a research analyst for The Adams Express Co. from 1997 until she joined MTBIA. She has more than 15 years of experience in the investment industry. She earned both her B.S. and M.B.A. from the University of Baltimore.

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David L. Watson has managed Large Cap Growth Fund since its inception in March 2000. Since 1998, Mr. Watson has been a Vice President and Senior Portfolio Manager of Montag & Caldwell, Inc. Mr. Watson has over 18 years of equity and fixed income investment management experience. He established an office for Merrill Lynch Asset Management in Atlanta in 1997 and was employed there through 1998. Prior to 1997, Mr. Watson was employed as a senior portfolio manager with Trusco Capital Management in Atlanta. Mr. Watson received his Bachelor’s degree in Finance from Mississippi State University and his M.B.A. from the Goizueta Business School of Emory University. He is a Chartered Financial Analyst and member of the Atlanta Society of Financial Analysts.

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Clarence W. Woods, Jr. is a co-portfolio manager of Equity Index Fund. Mr. Woods has been a Vice President and Portfolio Manager of, and Chief Equity Trader for, MTBIA since 1996. He heads the equity-trading unit. Mr. Woods has more than 17 years experience in the investment industry.

Peter C. Hastings is a co-portfolio manager of Equity Index Fund. Mr. Hastings has been a Vice President and Portfolio Manager of MTBIA since 1997. Mr. Hastings has more than 6 years of experience in the investment industry.

Robert J. Truesdell is a co-portfolio manager of Short Duration Government Bond Fund and has supervised the management of U.S. Government Bond Fund since its inception. Mr. Truesdell oversees the MTB Money Market Funds. Mr. Truesdell has been a Vice President and Portfolio Manager of MTBIA since 2003, and has been with MTBIA’s parent, M&T Bank, since 1988. Mr. Truesdell joined M&T Bank as Vice President and Fixed Income Manager in 1988. He holds an M.B.A. in Accounting from the State University of New York at Buffalo.

Wilmer C. Stith III is the portfolio manager of Short-Term Corporate Bond Fund, and a co-portfolio manager of Income Fund, Intermediate-Term Bond Fund and U.S. Government Bond Fund. He has been a Vice President and Portfolio Manager of MTBIA since 1996. He manages separate account money market-style accounts, assists in the management of the money market portfolios, and is responsible for analyzing and trading various fixed income securities. Mr. Stith has more than 10 years of experience in the investment industry. He is a Chartered Financial Analyst. Mr. Stith earned his B.A. from Kenyon College and his M.B.A. from Loyola College in Maryland.

James M. Hannan is a co-portfolio manager of Income Fund, U.S. Government Bond Fund, Short Duration Government Bond Fund, and Balanced Fund. He is also responsible for several separately managed institutional portfolios. Mr. Hannan has been Vice President and a Portfolio Manager of MTBIA since 1996 and a Vice President of M&T Bank since April 1, 2003. He was a Vice President of Allfirst Bank from 1987 until its acquisition by M&T Bank in April 2003. He has more than 15 years of experience in the investment industry. Mr. Hannan earned his B.S. from the University of Maryland and his M.B.A. from George Washington University.

Colleen M. Marsh is a co-portfolio manager of Intermediate-Term Bond Fund and Pennsylvania Municipal Bond Fund. She has been a Vice President and Fixed Income Portfolio Manager of MTBIA since April 2003. She serves on MTBIA’s Fixed Income Committee, which is responsible for the analysis of interest rate movements, the economic outlook, portfolio strategy, and credit analysis. Ms. Marsh has also been Vice President of M&T Bank since October 2000. Prior to joining M&T Bank in October 2000, Ms. Marsh was Director of Fixed Income at Martindale Andres & Company (Martindale) in Philadelphia, a subsidiary of Keystone Financial, Inc. She was Vice President for Keystone Financial Bank, N.A. and managed funds and portfolios in its Trust from 1985 until Keystone was acquired by M&T Bank in October 2000. Ms. Marsh has a B.S. degree in Business Economics from Bloomsburg University.

Susan L. Schnaars is the portfolio manager of Maryland Municipal Bond Fund and a co-portfolio manager of Pennsylvania Municipal Bond Fund. Ms. Schnaars is also responsible for managing several large institutional accounts. She has been a Vice President and Portfolio Manager of MTBIA since 1996 and a Vice President of M&T Bank since April 1, 2003. She was a Vice President of Allfirst Bank from 1995 until its acquisition by M&T Bank in April 2003. Ms. Schnaars is a Chartered Financial Analyst and a Certified Public Accountant, and has more than 12 years of experience in the investment industry. She earned her B.S. and M.S. from Drexel University.

Mark Tompkins is the portfolio manager of New York Municipal Bond Fund and a co-portfolio manager of U.S. Government Bond Fund. He has been a Vice President and a Portfolio Manager for MTBIA since April 2003. He is responsible for managing fixed income portfolios. He has also been an Assistant Vice President of M&T Bank since August 1998. Prior to joining M&T Bank in August 1998, Mr. Tompkins spent over 4 years as a Portfolio Manager with Karpus Investment Management in Rochester, New York. At Karpus, he was responsible for managing fixed income investments for various portfolios including corporations and high net worth individuals. Mr. Tompkins holds a B.S. in Mechanical Engineering from Oakland University and a M.B.A. in Finance and Accounting from Syracuse University. He is a Chartered Financial Analyst candidate and a member of the Bond Club of Buffalo.

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FIMCO is responsible for the day-to-day management of New York Tax-Free Money Market Fund.

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Independence’s investment team is responsible for the day-to-day management of Mid Cap Stock Fund. Independence provides prudent, structured decision making from a recognized institutional money manager; a dedicated research group including both fundamental and quantitative analysts; and a goal of consistent performance and controlling risk.

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Financial Highlights

The following financial highlights are intended to help you understand the financial performance of each MTB Fund’s Class A Shares, Class B Shares and Class C Shares for the past five fiscal years, or since inception, if the life of the Fund is shorter. Some of the information is presented on a per Share basis. Total returns represent the rate an investor would have earned (or lost) on an investment in a Fund, assuming reinvestment of all dividends and capital gains.

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MTB Managed Allocation Fund – Conservative Growth, MTB Managed Allocation Fund – Moderate Growth, MTB Managed Allocation Fund – Aggressive Growth, MTB Small Cap Stock Fund and MTB International Equity Fund acquired the assets of a corresponding portfolio of the Governor Funds in a tax-free reorganization on January 8, 2001. Each Governor Fund was deemed the “accounting survivor”. The following financial information incorporates the operations of these funds as portfolios of the Governor Funds prior to January 8, 2001.

MTB Large Cap Stock Fund, MTB Equity Index Fund, MTB Equity Income Fund, MTB Mid Cap Growth Fund, MTB Small Cap Growth Fund, MTB Multi Cap Growth Fund, MTB Balanced Fund, MTB Income Fund, MTB Intermediate-Term Bond Fund, MTB Short-Term Corporate Bond Fund, MTB Maryland Municipal Bond Fund, MTB Pennsylvania Municipal Bond Fund, MTB U.S. Government Money Market Fund, MTB Tax-Free Money Market Fund and MTB Pennsylvania Tax-Free Money Market Fund (the “ARK Survivors”) acquired a corresponding portfolio of the ARK Funds in a tax-free reorganization on August 15, 2003 or August 22, 2003. Each ARK Fund was deemed the “accounting survivor.” The following financial information incorporates the information of the relevant ARK Fund as of the fiscal year ended April 30, 2003.

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The information for the MTB Funds (other than the ARK Survivors) has been audited by Ernst & Young, LLP, whose report, along with the Funds’ audited financial statements, is included in the April 30, 2003 Annual Report of the Trust. The fiscal year end information for the ARK Survivors has been audited by KPMG LLP, whose report, along with the Funds’ audited financial statements, is included in the April 30, 2003 Annual Report of the ARK Funds.

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MTB Group of Funds (formerly VISIONGroup of Funds)
Financial Highlights
(For a share outstanding throughout each period)
											Ratios to Average Net Assets
						Distributions
	Net Asset		Net Realized		Distributions	from Net							Net Assets,
Year	Value,	Net	and Unrealized	Total from	from Net	Realized		Net Asset			Net	Expense	end
Ended	beginning	Investment	Gain (Loss) on	Investment	Investment	Gain on	Total	Value, end	Total		Investment	Waiver/	of period
April 30,	of period	Income	Investments	Operations	Income	Investments	Distributions	of period	Return(a)	Expenses	Income	Reimbursement (b)	(000 omitted)

U.S. Treasury Money Market Fund
Class A Shares (c)
1999	$1.00	0.04	—	0.04	(0.04)	—	(0.04)	$1.00	4.54%	0.59%	4.49%	0.08%	$498,548

2000	$1.00	0.05	—	0.05	(0.05)	—	(0.05)	$1.00	4.71%	0.58%	4.62%	0.08%	$423,685

2001	$1.00	0.05	—	0.05	(0.05)	—	(0.05)	$1.00	5.60%	0.59%	5.45%	0.09%	$790,307

2002	$1.00	0.02	—	0.02	(0.02)	—	(0.02)	$1.00	2.38%	0.59%	2.27%	0.09%	$741,357

2003	$1.00	0.01	—	0.01	(0.01)	—	(0.01)	$1.00	0.93%	0.61%	0.93%	0.09%	$622,086

U.S. Government Money Market Fund
Class A Shares (d)
1999	$1.00	0.05	—	0.05	(0.05)	—	(0.05)	$1.00	4.75%	0.64%	4.62%	0.17%	$104,037

2000	$1.00	0.05	—	0.05	(0.05)	—	(0.05)	$1.00	4.92%	0.64%	4.85%	0.20%	$120,578

2001	$1.00	0.06	—	0.06	(0.06)	—	(0.06)	$1.00	5.75%	0.63%	5.62%	0.20%	$119,725

2002	$1.00	0.02	—	0.02	(0.02)	—	(0.02)	$1.00	2.39%	0.65%	2.46%	0.20%	$79,396

2003	$1.00	0.01	—	0.01	(0.01)	—	(0.01)	$1.00	1.02%	0.66%	1.03%	0.20%	$70,506

Tax-Free Money Market Fund
Class A Shares (e)
1999	$1.00	0.03	—	0.03	(0.03)	—	(0.03)	$1.00	2.74%	0.60%	2.66%	0.30%	$33,509

2000	$1.00	0.03	—	0.03	(0.03)	—	(0.03)	$1.00	2.94%	0.60%	2.90%	0.26%	$45,970

2001	$1.00	0.03	—	0.03	(0.03)	—	(0.03)	$1.00	3.50%	0.59%	3.46%	0.25%	$38,358

2002	$1.00	0.02	—	0.02	(0.02)	—	(0.02)	$1.00	1.54%	0.60%	1.49%	0.25%	$49,232

2003	$1.00	0.01	—	0.01	(0.01)	—	(0.01)	$1.00	0.77%	0.62%	0.77%	0.25%	$40,706

Money Market Fund
Class A Shares (f)
1999	$1.00	0.05	—	0.05	(0.05)	—	(0.05)	$1.00	4.76%	0.63%	4.64%	0.05%	$932,896

2000	$1.00	0.05	—	0.05	(0.05)	—	(0.05)	$1.00	4.95%	0.63%	4.87%	0.05%	$1,095,128

2001	$1.00	0.06	—	0.06	(0.06)	—	(0.06)	$1.00	5.85%	0.64%	5.67%	0.05%	$1,598,305

2002	$1.00	0.02	—	0.02	(0.02)	—	(0.02)	$1.00	2.41%	0.71%	2.39%	0.18%	$1,512,433

2003	$1.00	0.01	—	0.01	(0.01)	(0.00)(g)	(0.01)	$1.00	0.92%	0.70%	0.92%	0.25%	$1,240,670

New York Tax-Free Money Market Fund
Class A Shares (h)
1999	$1.00	0.03	—	0.03	(0.03)	—	(0.03)	$1.00	2.75%	0.58%	2.69%	0.14%	$110,291

2000	$1.00	0.03	—	0.03	(0.03)	—	(0.03)	$1.00	2.97%	0.60%	3.00%	0.09%	$172,791

2001	$1.00	0.03	—	0.03	(0.03)	—	(0.03)	$1.00	3.52%	0.62%	3.44%	0.09%	$158,359

2002	$1.00	0.02	—	0.02	(0.02)	—	(0.02)	$1.00	1.62%	0.63%	1.59%	0.09%	$187,043

2003	$1.00	0.01	—	0.01	(0.01)	—	(0.01)	$1.00	0.86%	0.61%	0.86%	0.09%	$191,859

(a)	Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.
(b)	This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.
(c)	Formerly VISION U.S.Treasury Money Market Fund.
(d)	Formerly ARK U.S.Government Money Market Fund.
(e)	Formerly ARK Tax-Free Money Market Fund.
(f)	Formerly VISION Money Market Fund.
(g)	Represents less than $0.01.
(h)	Formerly VISION New York Tax-Free Money Market Fund.

MTB Group of Funds (formerly VISIONGroup of Funds)
Financial Highlights
(For a share outstanding throughout each period)
											Ratios to Average Net Assets
						Distributions
	Net Asset		Net Realized		Distributions	from Net							Net Assets,
Year	Value,	Net	and Unrealized	Total from	from Net	Realized		Net Asset			Net	Expense	end	Portfolio
Ended	beginning	Investment	Gain (Loss) on	Investment	Investment	Gain on	Total	Value, end	Total		Investment	Waiver/	of period	Turnover
April 30,	of period	Income	Investments	Operations	Income	Investments	Distributions	of period	Return(a)	Expenses	Income	Reimbursement (b)	(000 omitted)	Rate

Pennsylvania Tax-Free Money Market Fund
Institutional IShares (c)
2002(d)	$1.00	0.02	—	0.02	(0.02)	—	(0.02)	$1.00	1.54%	0.57%(e)	1.51%(e)	0.19%(e)	$24,051	—

2003	$1.00	0.01	—	0.01	(0.01)	—	(0.01)	$1.00	0.86%	0.58%	0.88%	0.43%	$13,453	—

Short Duration Government Bond Fund
Institutional Shares (f)
1998(g)	$10.00	0.56	(0.04)	0.52	(0.56)	(0.00)(h)	(0.56)	$9.96	5.39%	0.65%(e)	5.58%(e)	1.18%(e)	$29,360	482%

1999(i)	$9.96	0.54	(0.13)	0.41	(0.54)	(0.00)(h)	(0.54)	$9.83	4.25%	0.59%	5.51%	1.03%	$52,041	519%

2000(i)	$9.83	0.55	(0.14)	0.41	(0.55)	—	(0.55)	$9.69	4.31%	0.61%	5.77%	0.94%	$73,140	237%

2001(j)(k)	$9.69	0.50	0.11	0.61	(0.49)	—	(0.49)	$9.81	6.47%	0.71%(e)	6.05%(e)	0.21%(e)	$56,282	158%

2002	$9.81	0.62(l)	(0.06)(l)	0.56	(0.57)	—	(0.57)	$9.80	5.87%	0.63%	4.55%(l)	0.27%	$89,014	89%

2003	$9.80	0.33(m)	0.16	0.49	(0.44)	—	(0.44)	$9.85	5.05%	0.69%	3.33%	0.40%	$117,333	96%

Short-Term Corporate Bond Fund
Institutional Shares (n)
1999	$9.95	0.51	(0.01)	0.50	(0.51)	—	(0.51)	$9.94	5.15%	0.97%	5.14%	0.14%	$111,127	91%

2000	$9.94	0.50	(0.30)	0.20	(0.50)	—	(0.50)	$9.63	2.01%	0.97%	5.09%	0.14%	$92,185	66%

2001	$9.63	0.55	0.36	0.91	(0.55)	—	(0.55)	$9.99	9.70%	0.97%	5.52%	0.14%	$76,090	107%

2002	$9.99	0.45	(0.19)	0.26	(0.45)	(0.01)	(0.46)	$9.80	2.65%	0.97%	4.54%	0.16%	$71,193	79%

2003	$9.80	0.34	0.19	0.53	(0.35)	—	(0.35)	$9.98	5.44%	1.00%	3.49%	0.16%	$59,765	170%

U.S. Government Bond Fund
Class A Shares (o)
1999	$9.61	0.58	(0.08)	0.50	(0.58)	(0.02)	(0.60)	$9.51	5.31%	0.92%	5.95%	0.05%	$64,100	68%

2000	$9.51	0.59	(0.49)	0.10	(0.59)	—	(0.59)	$9.02	1.11%	0.93%	6.36%	0.05%	$60,165	46%

2001	$9.02	0.59	0.41	1.00	(0.58)	—	(0.58)	$9.44	11.43%	0.95%	6.27%	0.03%	$88,980	47%

2002	$9.44	0.59(p)	0.03(p)	0.62	(0.57)	—	(0.57)	$9.49	6.72%	0.96%	4.84%(p)	—	$116,350	41%

2003	$9.49	0.43(n)	0.43	0.86	(0.50)	—	(0.50)	$9.85	9.20%	0.95%	4.41%	—	$144,210	68%

New York Municipal Bond Fund
Class A Shares (q)
1999	$10.42	0.46	0.19	0.65	(0.46)	(0.09)	(0.55)	$10.52	6.37%	0.82%	4.38%	0.20%	$52,860	44%

2000	$10.52	0.46	(0.75)	(0.29)	(0.46)	(0.05)	(0.51)	$9.72	(2.71)%	0.85%	4.60%	0.20%	$48,081	34%

2001	$9.72	0.45	0.52	0.97	(0.45)	—	(0.45)	$10.24	10.11%	0.88%	4.36%	0.14%	$74,851	50%

2002	$10.24	0.41 (r)	0.17(r)	0.58	(0.41)	—	(0.41)	$10.41	5.74%	0.83%	3.98%(r)	0.09%	$80,452	46%

2003	$10.41	0.41	0.34	0.75	(0.41)	(0.01)	(0.42)	$10.74	7.29%	0.86%	3.85%	0.09%	$85,887	50%

(a)	Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.
(b)	This voluntary expense decrease is reflected in both the expense and net investment income ratios shown.
(c)	Formerly ARK Pennsylvania Tax-Free Money Market Portfolio.
(d)	Reflects operations for the period from May 1, 2001 (date of initial public investment) to April 30, 2002.
(e)	Computed on an annualized basis.
(f)	Formerly VISION Insitutional Limited Duration U.S. Government Fund.
(g)	Reflects operations for the period from July 1, 1997 (date of initial public investment) to June 30, 1998.
(h)	Represents less than $0.01.
(i)	Reflects operations for the year ended June 30.
(j)	Reflects operations for the period from July 1, 2000 to April 30, 2001. The Fund had changed it’s fiscal year end from June 30, to April 30.
(k)	Effective January 8, 2001, the Fund had changed its investment advisor from Martindale Andres & Company LLC to Manufacturers and Traders Trust Company.
(l)	Effective May 1, 2001, the Short Duration Government Bond Fund adopted the provisions of the American Institute of Certified Public Accountants (AICPA) Audit and Accounting Guide for Investment Companies and began accreting discount/amortizing premium on long term debt securities. The effect of this change for the year ended April 30, 2002 was to increase net investment income per share by $0.05, increase net realized gain/loss per share by $0.05, and decrease the ratio of net invesment income to average net assets from 5.68% to 4.55%. Per share, ratios and supplemental data for periods prior to May 1, 2001 have not been restated to reflect this change in presentation.
(m)	Based on average shares outstanding.
(n)	Formerly ARK Short-Term Bond Portfolio.
(o)	Formerly VISION U.S. Government Securities Fund.
(p)	Effective May 1, 2001, the U.S. Government Bond Fund adopted the provisions of the American Institute of Certified Public Accountants (AICPA) Audit and Accounting Guide for Investment Companies and began accreting discount/amortizing premium on long term debt securities. For the year ended April 30, 2002, this change had no effect on the net investment income per share or net realized gain/loss on investment per share but decreased the ratio of net invesment income to average net assets from 6.00% to 4.84%. Per share, ratios and supplemental data for periods prior to May 1, 2001 have not been restated to reflect this change in presentation.
(q)	Formerly VISION New York Municipal Income Fund.
(r)	Effective May 1, 2001, the New York Municipal Bond Fund adopted the provisions of the American Institute of Certified Public Accountants (AICPA) Audit and Accounting Guide for Investment Companies and began accreting discount/amortizing premium on long term debt securities. For the year ended April 30, 2002, this change had no effect on the net investment income per share or net realized gain/loss on investment per share but increased the ratio of net invesment income to average net assets from 3.97% to 3.98%. Per share, ratios and supplemental data for periods prior to May 1, 2001 have not been restated to reflect this change in presentation.

MTB Group of Funds (formerly VISIONGroup of Funds)
Financial Highlights
(For a share outstanding throughout each period)

										Ratios to Average Net Assets
						Distributions
	Net Asset		Net Realized		Distributions	from Net							Net Assets,
Year	Value,	Net	and Unrealized	Total from	from Net	Realized		Net Asset			Net	Expense	end	Portfolio
Ended	beginning	Investment	Gain (Loss) on	Investment	Investment	Gain on	Total	Value, end	Total		Investment	Waiver/	of period	Turnover
April 30,	of period	Income	Investments	Operations	Income	Investments	Distributions	of period	Return(a)	Expenses	Income	Reimbursement (b)	(000 omitted)	Rate

Pennsylvania Municipal Bond Fund
Class A Shares (c)
1999	$10.13	0.39	0.15	0.54	(0.39)	(0.06)	(0.45)	$10.22	5.39%	1.10%	3.84%	0.20%	$3,820	43%

2000	$10.22	0.40	(0.80)	(0.40)	(0.40)	(0.04)	(0.44)	$9.38	(3.95)%	1.09%	4.23%	0.20%	$3,036	31%

2001	$9.38	0.41	0.42	0.83	(0.41)	—	(0.41)	$9.80	8.99%	1.09%	4.24%	0.20%	$2,603	26%

2002	$9.80	0.41	0.27	0.68	(0.41)	—	(0.41)	$10.07	7.03%	1.09%	4.08%	0.21%	$2,177	16%

2003	$10.07	0.39	0.38	0.77	(0.39)	—	(0.39)	$10.45	7.77%	1.17%	3.79%	0.82%	$2,880	12%

Pennsylvania Municipal Bond Fund
Class B Shares (c)
2000(d)	$9.71	1.20	(0.28)	0.92	(1.20)	(0.04)	(1.24)	$9.39	9.37%	1.84%(e)	3.63%(e)	—	$188	31%

2001	$9.39	0.34	0.43	0.77	(0.34)	—	(0.34)	$9.82	8.30%	1.84%	3.52%	—	$76	26%

2002	$9.82	0.34	0.27	0.61	(0.34)	—	(0.34)	$10.09	6.26%	1.84%	3.33%	0.01%	$176	16%

2003	$10.09	0.32	0.38	0.70	(0.32)	—	(0.32)	$10.47	7.03%	1.82%	3.08%	4.88%	$421	12%

Maryland Municipal Bond Fund
Class A Shares (f)
1999	$10.14	0.43	0.14	0.57	(0.43)	(0.07)	(0.50)	$10.21	5.69%	0.93%	4.18%	0.36%	$32,395	31%

2000	$10.21	0.43	(0.69)	(0.26)	(0.43)	(0.04)	(0.47)	$9.48	(2.50)%	0.94%	4.43%	0.36%	$25,924	24%

2001	$9.48	0.43	0.42	0.85	(0.43)	—	(0.43)	$9.90	9.09%	0.94%	4.38%	0.36%	$24,671	29%

2002	$9.90	0.42	0.18	0.60	(0.42)	—	(0.42)	$10.08	6.13%	0.94%	4.16%	0.37%	$26,666	9%

2003	$10.08	0.40	0.34	0.74	(0.40)	—	(0.40)	$10.42	7.47%	1.02%	3.89%	0.36%	$25,233	18%

Maryland Municipal Bond Fund
Class B Shares (f)
2000(d)	$9.75	1.51	(0.23)	1.28	(1.51)	(0.04)	(1.55)	$9.48	13.17%	1.68%(e)	3.82%(e)	0.17%(e)	$50	24%

2001	$9.48	0.36	0.43	0.79	(0.36)	—	(0.36)	$9.91	8.47%	1.69%	3.57%	0.16%	$745	29%

2002	$9.91	0.35	0.18	0.53	(0.35)	—	(0.35)	$10.09	5.37%	1.69%	3.40%	0.17%	$1,266	9%

2003	$10.09	0.33	0.34	0.67	(0.33)	—	(0.33)	$10.43	6.72%	1.72%	3.18%	1.17%	$1,775	18%

Intermediate-Term Bond Fund
Institutional I Shares (g)
1999	$10.00	0.55	(0.02)	0.53	(0.55)	(0.05)	(0.60)	$9.93	5.40%	0.77%	5.49%	0.18%	$100,419	53%

2000	$9.93	0.53	(0.50)	0.03	(0.53)	(0.01)	(0.54)	$9.42	0.32%	0.81%	5.52%	0.15%	$114,554	29%

2001	$9.42	0.55	0.43	0.98	(0.55)	—	(0.55)	$9.85	10.72%	0.80%	5.75%	0.15%	$129,531	36%

2002	$9.85	0.51	(0.01)	0.50	(0.51)	—	(0.51)	$9.84	5.18%	0.82%	5.11%	0.15%	$130,235	83%

2003	$9.84	0.42	0.66	1.08	(0.42)	—	(0.42)	$10.50	11.20%	0.84%	4.14%	0.12%	$128,263	259%

(a)	Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.
(b)	This voluntary expense decrease is reflected in both the expense and net investment income ratios shown.
(c)	Formerly ARK Pennsylvania Tax-Free Portfolio.
(d)	Reflects operations for the period from September 1, 1999 (date of initial public investment) to April 30, 2000.
(e)	Computed on an annualized basis.
(f)	Formerly ARK Maryland Tax-Free Portfolio.
(g)	Formerly ARK Intermediate Fixed Income Portfolio.

MTB Group of Funds (formerly VISIONGroup of Funds)
Financial Highlights
(For a share outstanding throughout each period)
	Net						Distributions
	Net Asset	Investment	Net Realized		Distributions	Distributions	from Net					Net		Net Assets,
Year	Value,	Income	and Unrealized	Total from	from Net	in Excess of	Realized		Net Asset			Investment	Expense	end	Portfolio
Ended	beginning	(Operating	Gain (Loss) on	Investment	Investment	Net Investment	Gain on	Total	Value, end	Total		Income	Waiver/	of period	Turnover
April 30,	of period	Loss)	Investments	Operations	Income	Income	Investments	Distributions	of period	Return(a)	Expenses	(Operating Loss)	Reimbursement (b)	(000 omitted)	Rate

Income Fund
Class A Shares (c)
1999	$10.37	0.58	(0.16)	0.42	(0.59)	—	—	(0.59)	$10.20	4.08%	0.95%	5.59%	0.29%	$8,573	50%

2000	$10.20	0.56	(0.58)	(0.02)	(0.56)	—	—	(0.56)	$9.62	(0.18)%	0.95%	5.67%	0.29%	$5,830	328%

2001	$9.62	0.58	0.47	1.05	(0.59)	—	—	(0.59)	$10.08	11.19%	0.95%	5.97%	0.29%	$8,991	340%

2002	$10.08	0.54	0.09	0.63	(0.53)	—	(0.02)	(0.55)	$10.16	6.30%	0.96%	5.13%	0.30%	$11,459	143%

2003	$10.16	0.42	0.54	0.96	(0.42)	—	—	(0.42)	$10.70	9.59%	1.03%	3.97%	0.43%	$12,430	276%

Income Fund
Class B Shares (c)
1999 (d)	$10.40	0.35	(0.32)	0.03	(0.35)	—	—	(0.35)	$10.08	0.35%	1.70% (e)	4.71% (e)	0.09% (e)	$280	50%

2000	$10.08	0.48	(0.57)	(0.09)	(0.48)	—	—	(0.48)	$9.51	(0.85)%	1.71%	4.97%	0.09%	$429	328%

2001	$9.51	0.51	0.45	0.96	(0.51)	—	—	(0.51)	$9.96	10.35%	1.70%	5.19%	0.09%	$705	340%

2002	$9.96	0.45	0.09	0.54	(0.45)	—	(0.02)	(0.47)	$10.03	5.44%	1.71%	4.35%	0.09%	$1,421	143%

2003	$10.03	0.34	0.54	0.88	(0.34)	—	—	(0.34)	$10.57	8.90%	1.73%	3.25%	0.99%	$2,086	276%

Managed Allocation Fund - Conservative Growth
Class A Shares (f)(g)
1999 (h)	$10.00	0.07	0.15	0.22	(0.07)	—	—	(0.07)	$10.15	2.21%	1.79% (e)	2.57% (e)	92.41% (e)	$150	2%

2000 (i)	$10.15	0.25	0.24	0.49	(0.25)	—	(0.00)(m)	(0.25)	$10.39	4.94%	1.65%	2.19%	25.56%	$311	28%

2001 (j)(k)	$10.39	0.19(l)	(0.10)	0.09	(0.20)	—	(0.39)	(0.59)	$9.89	0.94%	1.38% (e)	2.71% (e)	17.68% (e)	$448	91%

2002	$9.89	0.32(l)	(0.17)	0.15	(0.30)	—	(0.30)	—	$9.74	1.60%	1.00%	3.28%	1.75%	$2,788	19%

2003	$9.74	0.23	(0.23)	0.00(m)	(0.23)	—	(0.02)	(0.25)	$9.49	0.03%	1.00%	2.49%	1.11%	$4,120	11%

Managed Allocation Fund - Conservative Growth
Class B Shares(f)(g)
2003	$9.74	0.15	(0.25)	(0.10)	(0.16)	—	(0.02)	(0.18)	$9.46	(1.02)%	2.00%	1.43%	1.11%	$2,000	11%

Managed Allocation Fund - Moderate Growth
Class A Shares (f)(g)
1999(n)	$10.00	0.04	0.56	0.60	(0.04)	—	—	(0.04)	$10.56	6.02%	1.76%(e)	1.17%(e)	36.79%(e)	$285	6%

2000(i)	$10.56	0.18	0.54	0.72	(0.18)	—	(0.01)	(0.19)	$11.09	6.81%	1.64%	1.09%	7.85%	$1,214	32%

2001(j)(k)	$11.09	0.14	(0.48)	(0.34)	(0.14)	—	(0.49)	(0.63)	$10.12	(3.18)%	1.39%(e)	1.70%(e)	3.73%(e)	$1,920	76%

2002	$10.12	0.15	(0.39)	(0.24)	(0.16)	—	(0.02)	(0.18)	$9.70	(2.39)%	1.00%	1.63%	0.67%	$8,166	2%

2003	$9.70	0.10	(0.87)	(0.77)	(0.10)	—	(0.03)	(0.13)	$8.80	(7.89)%	1.00%	1.14%	0.38%	$10,922	10%

Managed Allocation Fund - Moderate Growth
Class B Shares (f)(g)
2003	$9.70	0.03	(0.90)	(0.87)	(0.03)	—	(0.03)	(0.06)	$8.77	(8.91)%	2.00%	0.11%	0.38%	$5,445	10%

Managed Allocation Fund - Aggressive Growth
Class A Shares (f)(g)
1999(o)	$10.00	0.02	0.77	0.79	(0.02)	—	—	(0.02)	$10.77	7.87%	1.81%(e)	0.07%(e)	51.10%(e)	$218	0%

2000(i)	$10.77	0.11	0.75	0.86	(0.11)	(0.03)	(0.00)(j)	(0.14)	$11.49	8.00%	1.64%	0.26%	9.53%	$1,352	28%

2001(j)(k)	$11.49	0.07	(0.89)	(0.82)	(0.07)	—	(0.34)	(0.41)	$10.26	(7.35)%	1.40%(e)	0.76%(e)	3.43%(e)	$1,634	72%

2002	$10.26	0.02	(0.63)	(0.61)	(0.02)	—	(0.14)	(0.16)	$9.49	(5.92)%	1.00%	0.23%	1.22%	$4,872	4%

2003	$9.49	0.00(m)	(1.41)	(1.41)	—	—	(0.08)	(0.08)	$8.00	(14.78)%	1.00%	0.03%	1.16%	$5,421	11%

Managed Allocation Fund - Aggressive Growth
Class B Shares (f)(g)
2003	$9.49	(0.04)	(1.44)	(1.48)	—	—	(0.08)	(0.08)	$7.93	(15.62)%	2.00%	(1.07)%	1.16%	$1,813	11%

(a)	Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.
(b)	This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.
(c)	Formerly ARK Income Portfolio.
(d)	Reflects operation for the period from September 14, 1998 (date of initial public investment) to April 30, 1999.
(e)	Computed on an annualized basis.
(f)	Formerly Governor Lifestyle Conservative Growth Fund, Governor Lifestyle Moderate Growth Fund and Governor Lifestyle Aggressive Growth Fund, respectively.
(g)	Formerly VISION Conservative Fund, VISION Moderate Growth Fund and VISION Aggressive Growth Fund, respectively.
(h)	Reflects operations for the period from February 3, 1999 (date of initial public investment) to June 30, 1999.
(i)	Reflects operations for the year ended June 30.
(j)	Reflects operations for the period from July 1, 2000 to April 30, 2001. The Funds have changed their fiscal year end from June 30 to April 30.
(k)	Effective January 8, 2001, the Funds changed their investment advisor from Martindale Andres & Company LLC to Manufacturers and Traders Trust Company.
(l)	Based on average shares outstanding.
(m)	Represents less than $0.01.
(n)	Reflects operations for the period from February 4, 1999 (date of initial public investment) to June 30, 1999.
(o)	Reflects operations for the period from February 18, 1999 (date of initial public investment) to June 30, 1999.

MTB Group of Funds (formerly VISIONGroup of Funds)
Financial Highlights
(For a share outstanding throughout each period

											Ratios to Average Net Assets
		Net				Distributions					Net
	Net Asset	Investment	Net Realized		Distributions	from Net					Investment		Net Assets,
Year	Value,	Income	and Unrealized	Total from	from Net	Realized		Net Asset			Income	Expense	end	Portfolio
Ended	beginning	(Operating	Gain (Loss) on	Investment	Investment	Gain on	Total	Value, end	Total		(Operating	Waiver/	of period	Turnover
April 30,	of period	Loss)	Investments	Operations	Income	Investments	Distributions	of period	Return(a)	Expenses	Loss)	Reimbursement (b)	(000 omitted)	Rate

Balanced Fund
Class A Shares (c)
1999	$13.20	0.26	2.02	2.28	(0.26)	(0.63)	(0.89)	$14.59	17.97%	1.01%	1.94%	0.39%	$26,927	57%

2000	$14.59	0.28	2.88	3.16	(0.25)	(0.66)	(0.91)	$16.84	22.26%	1.01%	1.84%	0.39%	$43,098	54%

2001	$16.84	0.32	(1.48)	(1.16)	(0.33)	(0.95)	(1.28)	$14.40	(7.06)%	1.02%	2.08%	0.39%	$43,644	36%

2002	$14.40	0.24	(1.52)	(1.28)	(0.26)	—	(0.26)	$12.86	(8.97)%	1.01%	1.78%	0.40%	$39,276	50%

2003	$12.86	0.19	(1.32)	(1.13)	(0.18)	—	(0.18)	$11.55	(8.71)%	1.10%	1.61%	0.54%	$30,238	84%

Balanced Fund
Class B Shares (c)
1999 (d)	$12.58	0.16	2.67	2.83	(0.18)	(0.63)	(0.81)	$14.60	23.13%	1.75%(e)	0.99%(e)	0.09%(e)	$2,479	57%

2000	$14.60	0.16	2.87	3.03	(0.15)	(0.66)	(0.81)	$16.82	21.32%	1.77%	1.10%	0.09%	$10,991	54%

2001	$16.82	0.20	(1.47)	(1.27)	(0.22)	(0.95)	(1.17)	$14.38	(7.78)%	1.77%	1.35%	0.09%	$14,827	36%

2002	$14.38	0.14	(1.52)	(1.38)	(0.16)	—	(0.16)	$12.84	(9.66)%	1.76%	1.03%	0.10%	$13,956	50%

2003	$12.84	0.10	(1.30)	(1.20)	(0.09)	—	(0.09)	$11.55	(9.31)%	1.80%	0.91%	0.42%	$11,203	84%

Equity Income Fund
Class A Shares (f)
1999	$12.52	0.23	0.21	0.44	(0.23)	(0.69)	(0.92)	$12.04	3.92%	1.08%	1.93%	0.36%	$3,659	56%

2000	$12.04	0.22	0.38	0.60	(0.22)	(0.43)	(0.65)	$11.99	5.29%	1.09%	1.72%	0.36%	$3,353	41%

2001	$11.99	0.19	0.42	0.61	(0.19)	(1.08)	(1.27)	$11.33	5.33%	1.10%	1.62%	0.36%	$4,193	21%

2002	$11.33	0.15	(0.99)	(0.84)	(0.15)	(0.05)	(0.20)	$10.29	(7.43)%	1.10%	1.41%	0.38%	$5,136	43%

2003	$10.29	0.17	(2.16)	(1.99)	(0.14)	—	(0.14)	$8.16	(19.38)%	1.18%	1.99%	0.81%	$4,388	28%

Large Cap Value Fund
Class A Shares (g)
1999	$11.47	0.19	0.78	0.97	(0.19)	(0.01)	(0.20)	$12.24	8.59%	1.02%	1.67%	—	$45,582	55%

2000	$12.24	0.18	(0.94)	(0.76)	(0.18)	(0.16)	(0.34)	$11.14	(6.15)%	0.99%	1.53%	—	$30,721	88%

2001	$11.14	0.09(h)	1.24	1.33	(0.09)	(0.42)	(0.51)	$11.96	12.36%	1.15%	0.77%	—	$37,847	80%

2002	$11.96	0.06	(1.49)	(1.43)	(0.06)	(0.16)	(0.22)	$10.31	(11.99)%	1.13%	0.56%	—	$42,697	63%

2003	$10.31	0.07	(1.91)	(1.84)	(0.06)	—	(0.06)	$8.41	(17.80)%	1.12%	0.86%	—	$48,665	32%

Large Cap Value Fund
Class B Shares (g)
2000 (i)	$11.18	0.05	0.12	0.17	(0.06)	(0.16)	(0.22)	$11.13	1.62%	1.99% (e)	0.17% (e)	—	$10	88%

2001	$11.13	(0.04)(h)	1.24	1.20	(0.01)	(0.42)	(0.43)	$11.90	11.11%	2.15%	(0.38)%	—	$229	80%

2002	$11.90	(0.01)	(1.52)	(1.53)	—	(0.16)	(0.16)	$10.21	(12.88)%	2.13%	(0.47)%	—	$617	63%

2003	$10.21	(0.02)	(1.87)	(1.89)	—	—	—	$8.32	(18.51)%	2.12%	(0.14)%	—	$451	32%

Equity Index Fund
Class A Shares (j)
1999	$11.57	0.11	2.40	2.51	(0.11)	(0.13)	(0.24)	$13.84	22.05%	0.48%	0.92%	0.52%	$4,974	34%

2000	$13.84	0.11	1.25	1.36	(0.11)	(0.30)	(0.41)	$14.79	9.95%	0.50%	0.78%	0.49%	$7,453	59%

2001	$14.79	0.09	(1.77)	(1.68)	(0.09)	(2.60)	(2.69)	$10.42	(12.51)%	0.50%	0.70%	0.46%	$9,260	44%

2002	$10.42	0.08	(1.42)	(1.34)	(0.08)	—	(0.08)	$9.00	(12.85)%	0.50%	0.87%	0.49%	$7,709	31%

2003	$9.00	0.10	(1.34)	(1.24)	(0.06)	—	(0.06)	$7.70	(13.70)%	0.58%	1.21%	0.86%	$4,646	87%

(a)	Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.
(b)	This voluntary expense decrease is reflected in both the expense and net investment income (net operating loss) ratios shown above.
(c)	Formerly ARK Balanced Portfolio.
(d)	Reflects operations for the period from September 14, 1998 (date of initial public investment) to April 30, 1999.
(e)	Computed on an annualized basis.
(f)	Formerly ARK Equity Income Portfolio.
(g)	Formerly VISION Large Cap Value Fund.
(h)	Based on average shares outstanding.
(i)	Reflects operations for the period from December 10, 1999 (date of initial public investment) to April 30, 2000.
(j)	Formerly ARK Equity Index Portfolio.

MTB Group of Funds (formerly VISION Group of Funds)
Financial Highlights
(For a share outstanding throughout each period)
										Ratios to Average Net Assets
		Net				Distributions					Net
	Net Asset	Investment	Net Realized		Distributions	from Net					Investment		Net Assets,
Year	Value,	Income	and Unrealized	Total from	from Net	Realized		Net Asset			Income	Expense	end	Portfolio
Ended	beginning	(Operating	Gain (Loss) on	Investment	Investment	Gain on	Total	Value, end	Total		(Operating	Waiver/	of period	Turnover
April 30,	of period	Loss)	Investments	Operations	Income	Investments	Distributions	of period	Return(a)	Expenses	Loss)	Reimbursement (b)	(000 omitted)	Rate

Large Cap Stock Fund
Class A Shares (c)
1999	$14.60	0.05	1.36	1.41	(0.07)	(0.72)	(0.77)	$15.22	10.29%	1.31%	0.29%	0.43%	$3,553	32%

2000	$15.22	0.14	1.40	1.54	(0.15)	(2.51)	(2.65)	$14.10	10.72%	1.32%	(0.01)%	0.43%	$7,516	25%

2001	$14.10	0.01	(0.87)	(0.86)	(0.01)	(1.95)	(1.96)	$11.28	(6.10)%	1.30%	0.06%	0.43%	$6,890	10%

2002	$11.28	0.02	(1.07)	(1.05)	(0.03)	(0.77)	(0.80)	$9.43	(9.53)%	1.31%	0.24%	0.44%	$5,935	22%

2003	$9.43	0.04	(1.84)	(1.80)	(0.02)	(0.14)	(0.16)	$7.47	(19.12)%	1.38%	0.58%	0.79%	$4,232	36%

Large Cap Stock Fund
Class B Shares (c)
1999(d)	$12.93	0.01	2.97	2.98	(0.03)	(0.72)	(0.75)	$15.16	23.70%	2.07%(e)	(0.67)%(e)	0.13%(e)	$164	32%

2000	$15.16	(0.07)	1.36	1.29	—	(2.51)	(2.51)	$13.94	9.93%	2.07%	(0.77)%	0.13%	$583	25%

2001	$13.94	(0.02)	(0.92)	(0.94)	—	(1.95)	(1.95)	$11.05	(6.79)%	2.05%	(0.69)%	0.13%	$858	10%

2002	$11.05	(0.01)	(1.10)	(1.11)	—	(0.77)	(0.77)	$9.17	(10.26)%	2.06%	(0.53)%	0.14%	$1,141	22%

2003	$9.17	(0.01)	(1.79)	(1.80)	—	(0.14)	(0.14)	$7.23	(19.64)%	2.08%	(0.13)%	2.02%	$867	36%

Large Cap Growth Fund
Class A Shares
2000(f)	$10.00	0.01	0.03	0.04	—	—	—	$10.04	0.40%	0.00%(e)(g)	1.23%(e)	4.50%(e)	$6,617	1%

2001	$10.04	(0.02)(h)	(1.47)	(1.49)	(0.01)	—	(0.01)	$8.54	(14.87)%	1.51%	(0.23)%	0.14%	$12,128	52%

2002	$8.54	0.00(i)	(0.63)	(0.63)	—	—	—	$7.91	(7.38)%	1.18%	0.04%	0.29%	$15,368	45%

2003	$7.91	0.00(i)	(1.23)	(1.23)	—	—	—	$6.68	(15.55)%	1.30%	0.04%	0.38%	$16,312	37%

Large Cap Growth Fund
Class B Shares
2000 (j)	$10.31	0.00(i)	(0.27)	(0.27)	—	—	—	$10.04	(2.62)%	0.00% (e)(g)	0.99% (e)	5.50% (e)	$42	1%

2001	$10.04	(0.10)(h)	(1.47)	(1.57)	(0.01)	—	(0.01)	$8.46	(15.66)%	2.51%	(1.16)%	0.14%	$442	52%

2002	$8.46	(0.02)	(0.68)	(0.70)	—	—	—	$7.76	(8.27)%	2.15%	(0.91)%	0.24%	$1,162	45%

2003	$7.76	(0.05)	(1.22)	(1.27)	—	—	—	$6.49	(16.37)%	2.19%	(0.86)%	0.24%	$1,077	37%

Multi Cap Growth Fund
Class A Shares (k)
1999	$14.82	(0.03)	4.30	4.27	—	(0.51)	(0.51)	$18.58	29.34%	1.09%	(0.23)%	0.35%	$23,035	118%

2000	$18.58	(0.05)	9.22	9.17	—	(1.86)	(1.86)	$25.89	51.12%	1.11%	(0.29)%	0.35%	$52,445	114%

2001	$25.89	0.03	(5.15)	(5.12)	—	(1.89)	(1.89)	$18.88	(20.37)%	1.11%	0.11%	0.35%	$44,988	90%

2002	$18.88	(0.04)	(4.99)	(5.03)	—	—	—	$13.85	(26.64)%	1.10%	(0.24)%	0.35%	$33,621	202%

2003	$13.85	(0.03)	(2.42)	(2.45)	—	—	—	$11.40	(17.69)%	1.19%	(0.20)%	0.82%	$22,820	194%

Multi Cap Growth Fund
Class B Shares (k)
1999(d)	$13.53	(0.04)	5.63	5.59	—	(0.51)	(0.51)	$18.61	41.88%	1.87%(e)	(1.09)%(e)	0.85%(e)	$2,162	118%

2000	$18.61	(0.13)	9.12	8.99	—	(1.86)	(1.86)	$25.74	50.03%	1.86%	(1.04)%	0.05%	$14,129	114%

2001	$25.74	(0.08)	(5.16)	(5.24)	—	(1.89)	(1.89)	$18.61	(20.98)%	1.86%	(0.66)%	0.05%	$16,231	90%

2002	$16.61	(0.15)	(4.91)	(5.06)	—	—	—	$13.55	(27.19)%	1.85%	(0.99)%	0.05%	$12,196	202%

2003	$13.55	(0.14)	(2.33)	(2.47)	—	—	—	$11.08	(18.23)%	1.89%	(0.90)%	0.80%	$8,870	194%

Mid Cap Stock Fund
Class A Shares (m)
1999(l)	$16.13	0.05	(1.67)	(1.62)	(0.07)	(0.99)	(1.06)	$13.45	(9.26)%	1.20%	0.32%	—	$82,203	145%

2000	$13.45	(0.01)	2.54	2.53	(0.02)	(0.45)	(0.47)	$15.51	19.88%	1.54%	(0.13)%	—	$110,651	163%

2001	$15.51	(0.03)(h)	1.00	0.97	—	(1.97)	(1.97)	$14.51	6.51%	1.39%	(0.17)%	—	$119,409	112%

2002	$14.51	0.00(i)	(0.12)	(0.12)	—	—	—	$14.39	(0.83)%	1.39%	(0.26)%	0.06%	$119,407	91%

2003	$14.39	(0.00)(i)	(2.48)	(2.48)	—	—	—	$11.91	(17.23)%	1.26%	(0.01)%	0.20%	$102,263	80%

Mid Cap Stock Fund
Class B Shares
2000(n)	$14.28	(0.03)	1.25	1.22	—	—	—	$15.50	8.54%	2.45%(e)	(1.82)%(e)	—	$53	163%

2001	$15.50	(0.15)(h)	1.00	0.85	—	(1.97)	(1.97)	$14.38	5.69%	2.14%	(1.06)%	—	$1,364	112%

2002	$14.38	(0.07)	(0.17)	(0.24)	—	—	—	$14.14	(1.67)%	2.20%	(1.09)%	—	$2,051	91%

2003	$14.14	(0.11)	(2.44)	(2.55)	—	—	—	$11.59	(18.03)%	2.21%	(0.96)%	—	$1,713	80%

(a)	Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.
(b)	This voluntary expense decrease is reflected in both the expense and net investment income (net operating loss) ratios shown above.
(c)	Formerly Ark Value Equity Fund.
(d)	Reflects operations for the period from September 14, 1998 (date of initial public investment) to April 30, 1999.
(e)	Computed on an annualized basis.
(f)	Reflects operations for the period from March 20, 2000 (date of initial public investment) to April 30, 2000.
(g)	Represents less than 0.01%.
(h)	Based on average shares outstanding.
(i)	Represents less than $0.01.
(j)	Reflects operations for the period from April 6, 2000 (date of initial public investment) to April 30, 2000.
(k)	Formerly Ark Capital Growth Fund.
(l)	Prior to October 15, 1999, reflects operations for VISION Growth and Income Fund
(m)	Fomerly VISION Mid Cap Stock Fund.
(n)	Reflects operations for the period from March 15, 2000 (date of initial public investment) to April 30, 2000.

MTB Group of Funds (formerly VISION Group of Funds)
Financial Highlights

(For a share outstanding throughout each period)
							Distributions						Ratios to Average Net Assets
			Net Realized				from Net
		Net	and Unrealized				Realized
	Net Asset	Investment	Gain (Loss) on		Distributions	Distributions	Gain on						Net		Net Assets,
Year	Value,	Income	Investments and	Total from	from Net	in Excess of	Investments and	Return		Net Asset			Investment	Expense		Portfolio
Ended	beginning	(Operating	Foreign Currency	Investment	Investment	Net Investment	Foreign Currency	of	Total	Value, end	Total		Income	Waiver/	of period	Turnover
April 30,	of period	Loss)	Transactions	Operations	Income	Income	Transactions	Capital	Distributions	of period	Return (a)	Expenses	(Operating Loss)	Reimbursement (b)	(000 omitted)	Rate

Mid Cap Growth Fund
Class A Shares (c)
2000(d)	$15.22	(0.02)	4.74	4.72	—	(2.04)	—	—	(2.04)	$17.90	34.04%	1.23%(e)	(0.31)%(e)	0.36%(e)	$1,161	56%

2001	$17.90	(0.01)	(1.13)	(1.14)	—	(3.60)	—	—	(3.60)	$13.16	(6.62)%	1.21%	(0.27)%	0.36%	$4,489	96%

2002	$13.16	(0.03)	(0.55)	(0.58)	—	—	—	—	—	$12.58	(4.41)%	1.21%	(0.25)%	0.37%	$5,965	106%

2003	$12.58	(0.01)	(2.42)	(2.43)	—	—	—	—	—	$10.15	(19.32)%	1.29%	(0.12)%	0.82%	$4,841	238%

Small Cap Stock Fund
Class A Shares (f)(g)
1999(h)	$11.41	(0.01)	1.00	0.99	—	(0.01)	(0.37)	—	(0.38)	$12.02	9.24%	1.04%	(0.05)%	1.47%	$139,512	18%

2000(h)	$12.02	(0.03)	1.60	1.57	—	—	(1.71)	—	(1.71)	$11.88	16.31%	1.06%	(0.25)%	1.40%	$148,926	43%

2001(i)(j)	$11.88	(0.08)(k)	(0.64)	(0.72)	—	—	(1.14)	—	(1.14)	$10.02	(6.57)%	1.30%(e)	(0.83)%(e)	0.17%(e)	$113,499	21%

2002	$10.02	0.00(l)	0.77	0.77	—	—	(0.34)	—	(0.34)	$10.45	8.03%	1.23%	(0.57)%	0.07%	$115,011	136%

2003	$10.45	0.00(k)(l)	(1.63)	(1.63)	—	—	(1.93)	—	(1.93)	$6.89	(14.66)%	1.27%	(0.06)%	0.10%	$106,415	68%

Small Cap Stock Fund
Class B Shares (g)
2001(m)	$9.75	(0.05)(l)	0.31	0.26	—	—	—	—	—	$10.01	2.67%	0.89%(e)	(0.72)%(e)	—	$35	21%

2002	$10.01	(0.06)	0.75	0.69	—	—	(0.34)	—	(0.34)	$10.36	7.22%	2.05%	(1.35)%	—	$387	136%

2003	$10.36	(0.05)(k)	(1.64)	(1.69)	—	—	(1.93)	—	(1.93)	$6.74	(15.46)%	2.12%	(0.89)%	—	$506	68%

Small Cap Growth Fund
Class A Shares (n)
1999	$11.83	(0.07)	1.16	1.09	—	—	(0.33)	—	(0.33)	$12.59	9.66%	1.32%	(0.64)%	0.31%	$2,248	733%

2000	$12.59	(0.05)	15.25	15.20	—	—	(4.72)	—	(4.72)	$23.07	126.13%	1.30%	(0.49)%	0.31%	$11,292	753%

2001	$23.07	(0.02)	(2.01)	(2.03)	—	—	(4.03)	(0.02)	(4.05)	$16.99	(10.09)%	1.25%	(0.11)%	0.31%	$65,062	360%

2002	$16.99	(0.05)	0.82	0.77	—	—	—	—	—	$17.76	4.53%	1.27%	(0.38)%	0.31%	$74,576	267%

2003	$17.76	(0.08)	(5.69)	(5.77)	—	—	—	—	—	$11.99	(32.49)%	1.33%	(0.67)%	1.05%	$52,397	246%

Small Cap Growth Fund
Class B Shares (n)
2001 (o)	$16.80	(0.01)	0.18	0.17	—	—	—	—	—	$16.97	1.01%	2.07%(e)	(0.61)%(e)	0.01%(e)	$125	360%

2002	$16.97	(0.14)	0.77	0.63	—	—	—	—	—	$17.60	3.71%	2.01%	(1.20)%	0.02%	$829	267%

2003	$17.60	(0.19)	(5.62)	(5.81)	—	—	—	—	—	$11.79	(33.01)%	2.08%	(1.44)%	1.39%	$1,611	246%

Small Cap Growth Fund
Class C Shares (n)
2003(p)	$12.27	(0.03)	(0.43)	(0.46)	—	—	—	—	—	$11.81	(3.75)%	2.09%(e)	(1.42)%(e)	9.19%(e)	$147	246%

International Equity Fund
Class A Shares (q)(r)
1999(s)	$10.00	0.11	0.48	0.59	—	—	—	—	—	$10.59	5.90%	0.98%(e)	2.80%(e)	1.86%(e)	$39,506	17%

2000(h)	$10.59	0.08	1.28	1.36	(0.14)	—	(0.14)	—	(0.28)	$11.67	12.87%	0.97%	0.72%	1.85%	$44,697	56%

2001(i)(j)	$11.67	0.01(k)	(1.31)	(1.30)	—	—	(0.71)	—	(0.71)	$9.66	(11.41)%	1.46%(e)	0.07%(e)	0.42%(e)	$34,916	73%

2002	$9.66	0.16	(0.71)	(0.55)	(0.16)	—	—	—	(0.16)	$8.95	(5.60)%	1.64%	0.61%	0.15%	$45,754	61%

2003	$8.95	0.09(k)	(1.42)	(1.33)	(0.11)	—	—	—	(0.11)	$7.51	(14.84)%	1.57%	1.12%	0.25%	$62,059	42%

International Equity Fund
Class B Shares (r)
2001(t)	$10.25	(0.05)(k)	(0.55)	(0.60)	—	—	—	—	—	$9.65	(5.85)%	4.04%(e)	(0.50)%(e)	0.00%(u)(e)	$5	73%

2002	$9.65	0.20	(0.83)	(0.63)	(0.13)	—	—	—	(0.13)	$8.89	(6.42)%	2.44%	0.04%	0.10%	$57	61%

2003	$8.89	0.00 (k)(l)	(1.38)	(1.38)	(0.05)	—	—	—	(0.05)	$7.46	(15.56)%	2.47%	0.06%	0.10%	$55	42%

(a)	Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.
(b)	This voluntary expense decrease is reflected in both the expense and net investment income (net operating loss) ratios shown above.
(c)	Formerly ARK Mid-Cap Equity Portfolio.
(d)	Reflects operations for the period from September 1, 1999 (date of initial public investment) to April 30, 2000.
(e)	Computed on an annualized basis.
(f)	Formerly Governor Aggressive Growth Fund.
(g)	Formerly VISION Small Cap Stock Fund.
(h)	Reflects operations for the year ended June 30.
(i)	Reflects operations for the period from July 1, 2000 to April 30, 2001. The Funds have changed their fiscal year end from June 30 to April 30.
(j)	Effective January 8, 2001, the Funds changed their investment advisor from Martindale Andres & Company LLC to Manufacturers and Traders Trust Company.
(k)	Based on average shares outstanding.
(l)	Represents less than $0.01.
(m)	Reflects operations for the period from January 10, 2001 (date of initial public investment) to April 30, 2001.
(n)	Formerly ARK Small-Cap Equity Portfolio.
(o)	Reflects operations for the period from February 20, 2001 (date of initial public investment) to April 30, 2001.
(p)	Reflects operations for the period from October 1, 2002 (date of initial public investment) to April 30, 2003.
(q)	Formerly Governor International Equity Fund.
(r)	Formerly VISION International Equity Fund.
(s)	Reflects operations for the period from February 9, 1999 (date of initial public investment) to June 30, 1999.
(t)	Reflects operations for the period from January 10, 2001 (date of initial public investment) to April 30, 2001.
(u)	Represents less than 0.01%.


HOW TO OBTAIN MORE INFORMATION ABOUT MTB GROUP OF FUNDS

Statement of Additional Information (SAI)

A Statement of Additional Information (SAI) dated August 25, 2003, is incorporated by reference into this prospectus. Additional information about the Fund’s investments is available in the SAIs and in the Annual and Semi-Annual Reports to shareholders of the MTB Group of Funds as they become available. The Annual Report discusses market conditions and investment strategies that significantly affected the Funds’ performance during its last fiscal year. To obtain the SAI, the Annual and Semi-Annual Reports (when available) and other information without charge, and make inquiries, call (800) 836-2211.

Annual and Semi-Annual Reports


These reports list the holdings of the MTB Group of Funds and contain information from the Portfolios’ managers about strategies and recent market conditions and trends and their impact on performance. The reports also contain detailed financial information about the Portfolios.


To Obtain More Information:


Phone: Call 1-800-836-2211


Mail: Write to us at:
MTB Funds
P.O. Box 4556
Buffalo, NY 14240-4556

Web: www.mtbfunds.com

Automated price, yield, and performance information—24 hours a day, 7 days a week:


Call 1-800-836-2211


SEC: You can also obtain the SAI or the Annual and

Semi- Annual Reports, as well as other information about MTB Group of Funds, from the SEC’s website(http://www.sec.gov). You may review and copy documents at the SEC Public Reference Room in Washington, D.C. (for information call (202) 942-8090). You may request documents by mail from the SEC, upon payment of a duplicating fee, by (1) writing to: Securities and Exchange Commission, Public Reference Section, Washington, D.C. 20549-0102 or (2) sending an electronic request to publicinfo@sec.gov.


Cusip 55376V861	Cusip 55376T593
Cusip 55376V804	Cusip 55376T585
Cusip 55376V200	Cusip 55376T643
Cusip 55376T450	Cusip 55376T635
Cusip 55376T462	Cusip 55376T106
Cusip 55376T338	Cusip 55376T205
Cusip 55376T270	Cusip 55376T403
Cusip 55376T247	Cusip 55376T502
Cusip 55376T239	Cusip 55376T684
Cusip 55376T213	Cusip 55376T676
Cusip 55376T197	Cusip 55376T700
Cusip 55376V507	Cusip 55376T809
Cusip 55376V606	Cusip 55376T726
Cusip 55376T361	Cusip 55376T718
Cusip 55376T353	Cusip 55376T767
Cusip 55376T312	Cusip 55376T759
Cusip 55376T296	Cusip 55376T395
Cusip 55376T569	Cusip 55376T387
Cusip 55376T551	Cusip 55376T494
Cusip 55376T833	Cusip 55376T486
Cusip 55376T825	Cusip 55376T536
Cusip 55376T874	Cusip 55376T528
Cusip 55376T866	Cusip 55376T130
Cusip 55376T627	Cusip 55376T122
Cusip 55376T619	Cusip 55376T171
Cusip 55376T163
Cusip 55376T155
Cusip 55376T791
Cusip 55376T783


More information about the Portfolio is available without charge through the following:

Investment Advisor


MTB Investment Advisors, Inc.
100 E. Pratt Street
17th Floor
Baltimore, MD 21202


Distributor

Edgewood Services, Inc.
5800 Corporate Drive
Pittsburgh, PA 15237-5829

Co-Administrator

M&T Securities, Inc.
One M&T Plaza
Buffalo, NY 14203

Co-Administrator

Federated Services Company
Federated Investors Tower
1001 Liberty Avenue
Pittsburgh, PA 15222-3779


Sub-Advisor to MTB International Equity Fund


UBS Global Asset Management
(Americas) Inc.
(formerly, Brinson Partners, Inc.)
209 South LaSalle Street
Chicago, IL 60604


Sub-Advisors to MTB Small Cap Stock Fund


LSV Asset Management
200 West Madison Street
Suite 2780 Chicago, IL 60806

Mazama Capital Management, Inc.
One SW Columbia Street Suite 1860
Portland, OR 97258


Sub-Advisor to MTB Mid Cap Stock Fund


Independence Investment LLC
53 State Street
Boston, MA 02100


Sub-Advisor to MTB Large Cap Growth Fund


Montag & Caldwell, Inc.
3455 Peachtree Road, N.E.
Suite 1200
Atlanta, GA 30326-3248


Sub-Advisor to MTB New York Tax-Free Money Market Fund


Federated Investment Management Company
Federated Investors Tower
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Transfer Agent And Dividend Disbursing Agent

Federated Shareholder Services Company
Federated Investors Tower
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Custodian and Fund Accountant

State Street Corporation
P.O. Box 8609
Boston, MA 02266-8609

Independent Auditors

Ernst & Young, LLP
200 Clarendon Street
Boston, MA 02116-5072

SEC File No. 811-5514
28499 (8/03)

[Logo of MTB Group of Funds]


We are pleased to send you this Prospectus for Class A, B and C Shares of MTB Group of Funds. The prospectus contains important information about your investments in MTB Group of Funds. Since we are required by law to send a prospectus to each person listed as a shareholder, you (or your household) may receive more than one prospectus.


1-800-836-2211 / mtbfunds.com


MTB FUNDS
 100 E. PRATT ST. (15th FLOOR)
BALTIMORE, MD 21202

MTB-AR-001-0803


                       STATEMENT OF ADDITIONAL INFORMATION

                       CLASS A, CLASS B AND CLASS C SHARES


                            MTB GROUP OF FUNDS

                    Statement of Additional Information

                              August 25, 2003
===========================================================================

===========================================================================

MTB U.S. Treasury Money Market Fund*

MTB U.S. Government Money Market Fund*

MTB Tax Free Money Market Fund*

MTB Money Market Fund

MTB New York Tax-Free Money Market Fund*

MTB Pennsylvania Tax Free Money Market Fund*

MTB Short Duration Government Bond Fund

MTB Short-Term Corporate Bond Fund

MTB U.S. Government Bond Fund

MTB New York Municipal Bond Fund

MTB Pennsylvania Municipal Bond Fund

MTB Maryland Municipal Bond Fund

MTB Intermediate-Term Bond Fund

MTB Income Fund

MTB Managed Allocation Fund - Conservative Growth

MTB Managed Allocation Fund - Moderate Growth

MTB Managed Allocation Fund - Aggressive Growth

MTB Balanced Fund

MTB Equity Income Fund

MTB Large Cap Value Fund

MTB Equity Index Fund

MTB Large Cap Stock Fund

MTB Large Cap Growth Fund

MTB Multi Cap Growth Fund

MTB Mid Cap Stock Fund

MTB Mid Cap Growth Fund

MTB Small Cap Stock Fund

MTB Small Cap Growth Fund+

MTB International Equity Fund

+Only MTB Small Cap Growth Fund offers Class C Shares

===========================================================================
*Offer Class A Shares only

MTB Group of Funds was formerly named VISION Group of Funds, and each MTB
Fund listed above was formerly a VISION Fund.

This Statement of Additional  Information  (SAI) is not a prospectus.  Read this SAI in conjunction  with the prospectus for the Funds dated August 25,
2003.

This SAI  incorporates  by  reference  the Funds'  Annual  and  Semi-Annual
Reports.  Obtain the  prospectus  or the Annual  Report  without  charge by calling (800) 836-2211; in the Buffalo area call (716) 635-9368.

===========================================================================

Account and Share

Addresses.....................................................Back Cover

Cusip 55376V861         Cusip55376T643
Cusip 55376V804         Cusip55376T635
Cusip 55376V200         Cusip55376T106
Cusip 55376T450         Cusip55376T205
Cusip 55376T462         Cusip55376T403
Cusip 55376T338         Cusip55376T502
Cusip 55376T270         Cusip55376T684
Cusip 55376T247         Cusip55376T676
Cusip 55376T239         Cusip55376T700
Cusip 55376T213         Cusip55376T809
Cusip 55376T197         Cusip55376T726
Cusip 55376V507         Cusip55376T718
Cusip 55376V606         Cusip55376T767
Cusip 55376T361         Cusip55376T759
Cusip 55376T353         Cusip55376T395
Cusip 55376T312         Cusip55376T387
Cusip 55376T296         Cusip55376T494
Cusip 55376T569         Cusip55376T486
Cusip 55376T551         Cusip55376T536
Cusip 55376T833         Cusip55376T528
Cusip 55376T825         Cusip55376T130
Cusip 55376T874         Cusip55376T122
Cusip 55376T866         Cusip55376T171
Cusip 55376T627         Cusip55376T163
Cusip 55376T619         Cusip55376T155
Cusip 55376T593         Cusip55376T791
Cusip 55376T585         Cusip55376T783
28527 (08/03)

HOW ARE THE FUNDS ORGANIZED?
===========================================================================

Each Fund  covered by this SAI is a  diversified  portfolio of MTB Group of
Funds (the "Trust"),  a Delaware  statutory trust,  except for Pennsylvania
Municipal Bond Fund,  Maryland Municipal Bond Fund, New York Municipal Bond
Fund,  Pennsylvania  Tax-Free Money Market Fund and New York Tax-Free Money
Market Fund, which are  non-diversified  portfolios of the Trust. On August
11,  2000,  the  Trust was  organized  to  acquire  all of the  assets  and liabilities  of the VISION  Group of Funds,  Inc.,  a Maryland  corporation
(the "Corporation") that was originally  incorporated under the laws of the
State of Maryland on  February  23,  1988,  and  registered  as an open-end management  investment  company. On November 8, 2000, each portfolio of the
Corporation  in  existence  at that time became a  portfolio  of the Trust.
Accordingly,  references in this SAI for periods prior to November 8, 2000, relate to the Funds as portfolios  of the  Corporation,  and  substantially identical  arrangements  for the  Corporation.  The Trust  changed its name from VISION  Group of Funds to MTB Group of Funds on August 15,  2003.  The
Trust  may  offer  separate  series of  Shares  representing  interests  in separate  portfolios of securities.  The Fund's  investment  adviser is MTB
Investment Advisors,  Inc., a subsidiary of Manufacturers and Traders Trust
Company (M&T Bank or Adviser).

===========================================================================
Performance and Financial History of MTB Funds Which Succeeded the ARK
Funds
Each of the  following  Funds (a  "Successor  MTB Fund") is the successor
to  a   corresponding   portfolio   of  the  ARK  Funds   pursuant  to  a
reorganization  (Reorganization)  which took place on August 15,  2003 or
August 22, 2003 (together, the "Closing Date").

Successor MTB Fund                    Former Portfolio (sometimes referred to
                                      as "Accounting Survivor")
--------------------------------------------------------------------------------
MTB Large Cap Stock Fund              ARK Value Equity Portfolio
--------------------------------------------------------------------------------
MTB Equity Index Fund                 ARK Equity Index Portfolio
--------------------------------------------------------------------------------
MTB Equity Income Fund                ARK Equity Income Portfolio
--------------------------------------------------------------------------------
MTB Mid Cap Growth Fund               ARK Mid Cap Equity Portfolio
--------------------------------------------------------------------------------
MTB Small Cap Growth Fund             ARK Small Cap Equity Portfolio
--------------------------------------------------------------------------------
MTB Multi Cap Growth Fund             ARK Capital Growth Portfolio
--------------------------------------------------------------------------------
MTB Balanced Fund                     ARK Balanced Portfolio
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
MTB Income Fund                       ARK Income Portfolio
--------------------------------------------------------------------------------
MTB Intermediate-Term Bond Fund       ARK Intermediate Fixed Income Portfolio
--------------------------------------------------------------------------------
MTB Short-Term Corporate Bond Fund    ARK Short-Term Bond Portfolio
--------------------------------------------------------------------------------
MTB Maryland Municipal Bond Fund      ARK Maryland Tax Free Portfolio
--------------------------------------------------------------------------------
MTB Pennsylvania Municipal Bond Fund  ARK Pennsylvania Tax Free Portfolio
--------------------------------------------------------------------------------
MTB U.S. Government Money Market Fund ARK   U.S.    Government   Money   Market
                                      Portfolio

--------------------------------------------------------------------------------
MTB Tax Free Money Market Fund        ARK Tax Free Money Market Portfolio

--------------------------------------------------------------------------------
MTB   Pennsylvania   Tax  Free  Money ARK  Pennsylvania  Tax-Free  Money Market
Market Fund                           Portfolio
--------------------------------------------------------------------------------

===========================================================================

Prior to that date, each Successor MTB Fund had no investment operations.
Accordingly, the performance information provided in the prospectus for periods prior to the Closing Date is historical information for the corresponding ARK Fund. Each of the corresponding ARK Funds was managed by
Allied Investment Advisors, Inc. (AIA), which became a wholly-owned subsidiary of Manufacturers and Traders Trust Company (M&T Bank) on
April 1, 2003.  On August 22, 2003, the investment advisory operations of
M&T Asset Management, a department of M&T Bank, which was the pre-Reorganization adviser to the Trust, were transferred to AIA (which was renamed MTB Investment Advisers, Inc.) and effective on that date MTB
Investment Advisers, Inc. (MTBIA or the Adviser) became the investment adviser to the Trust. Each Successor Fund has investment objectives and policies that are identical or substantially similar to those of the corresponding ARK Fund, although ARK Funds had different fee and expense arrangements.

===========================================================================

Performance Information and Financial History of MTB Funds Which Succeeded
the Governor Funds
Each of the following MTB Funds is the successor to a corresponding portfolio of the Governor Funds pursuant to a reorganization that took place on January 8, 2001.

===========================================================================
Successor MTB Fund                               Corresponding Governor Fund

MTB International Equity Fund                    International Equity Fund

MTB Small Cap Stock Fund                         Aggressive Growth Fund

MTB Managed Allocation Fund - Aggressive Growth  Lifestyle Growth Fund

MTB Managed Allocation Fund - Moderate Growth    Lifestyle Moderate Growth Fund

MTB Managed Allocation Fund - Conservative Growth
Lifestyle Conservative Fund

Prior to that date, each Successor MTB Fund had no investment operations.
Accordingly, the performance information and financial information provided in this SAI for periods prior to January 8, 2001, is historical information for the corresponding Governor Fund. Each of the Governor
Funds was managed by Martindale Andres & Company LLC, which became subsidiary of M&T Bank Corporation on October 6, 2000, through January
8, 2001, when  assumed all advisory responsibilities. Each corresponding
Governor Fund had investment objectives and policies that are identical or substantially similar to that of the Successor MTB Fund, although Governor
Funds had different fee and expense arrangements.
===========================================================================
SECURITIES IN WHICH THE FUNDS INVEST

In pursuing its investment strategy, each Fund may invest in the following types of securities for any purpose that is consistent with the Fund's investment goal. Following is a table that indicates which types of securities are a:

P = Principal investment of a Fund;
A = Acceptable (but not principal) investment of a Fund; or
N = Not an acceptable investment of a Fund.


MONEY MARKET AND INCOME FUNDS
------------------------------------------------------------------------------------
                        U.S.    U.S.       Tax      Money     New York  Pennsylvania
                        TreasuryGovernment Free     Market    Tax Free  Tax Free
                        Money   Money      Money    Fund      Money     Money
                        Market  Market     Market             Market    Market Fund
                        Fund    Fund       Fund               Fund
------------------------------------------------------------------------------------
------------------------------------------------------------------------------------
Fixed Income Securities P       P          P        P         P         P
------------------------------------------------------------------------------------
------------------------------------------------------------------------------------
Treasury Securities     P       P          A        A         A         A
------------------------------------------------------------------------------------
------------------------------------------------------------------------------------
Agency Securities       N       P          A        P         A         A
------------------------------------------------------------------------------------
------------------------------------------------------------------------------------
Corporate Debt          N       A          A        P         N         N
Securities
------------------------------------------------------------------------------------
------------------------------------------------------------------------------------
Commerical Paper        N       A          A        P         A         A
------------------------------------------------------------------------------------
------------------------------------------------------------------------------------
Demand Instruments      N       A          A        A         A         A
------------------------------------------------------------------------------------
------------------------------------------------------------------------------------
Taxable Municipal       N       A          N        N         N         N
Securities
------------------------------------------------------------------------------------
------------------------------------------------------------------------------------
Mortgage Backed         N       N          N        N         N         N
Securities
------------------------------------------------------------------------------------
------------------------------------------------------------------------------------
Asset Backed Securities N       N          N        N         N         N
------------------------------------------------------------------------------------
------------------------------------------------------------------------------------
Zero Coupon Securities  N       N          A        N         N         N
------------------------------------------------------------------------------------
------------------------------------------------------------------------------------
Bank Instruments        N       A          A        A         N         N
------------------------------------------------------------------------------------
------------------------------------------------------------------------------------
Credit Enhancement      N       A          A        A         A         A
------------------------------------------------------------------------------------
------------------------------------------------------------------------------------
Foreign Securities      N       N          N        N         A         A
------------------------------------------------------------------------------------
------------------------------------------------------------------------------------
Tax Exempt Securities   N       A          P        N         P         P
------------------------------------------------------------------------------------
------------------------------------------------------------------------------------
General Obligation      N       A          P        N         P         P
Bonds
------------------------------------------------------------------------------------
------------------------------------------------------------------------------------
Special Revenue Bonds   N       A          P        N         P         P
------------------------------------------------------------------------------------
------------------------------------------------------------------------------------
Tax Increment           N       A          P        N         P         P
Financing Bonds
------------------------------------------------------------------------------------
------------------------------------------------------------------------------------
Municipal Notes         N       A          P        N         P         P
------------------------------------------------------------------------------------
------------------------------------------------------------------------------------
Variable Rate Demand    A       A          P        A         A         A
Instruments
------------------------------------------------------------------------------------
------------------------------------------------------------------------------------
Municipal Leases        N       N          N        N         N         N
------------------------------------------------------------------------------------
------------------------------------------------------------------------------------
Derivative Contracts    N       N          N        N         N         N
------------------------------------------------------------------------------------
------------------------------------------------------------------------------------
Futures Contracts       N       N          N        N         N         N
------------------------------------------------------------------------------------
------------------------------------------------------------------------------------
Options                 N       N          N        N         N         N
------------------------------------------------------------------------------------
------------------------------------------------------------------------------------
Special Transactions    P       P          A        A         A         A
------------------------------------------------------------------------------------
------------------------------------------------------------------------------------
Repurchase Agreements   P       P          A        A         A         A
------------------------------------------------------------------------------------
------------------------------------------------------------------------------------
Reverse Repurchase      A       A          A        A         A         A
Agreements
------------------------------------------------------------------------------------
------------------------------------------------------------------------------------
Delayed Delivery        A       A          A        A         A         A
Transactions
------------------------------------------------------------------------------------
------------------------------------------------------------------------------------
Securities Lending      N       A          A        N         N         N
------------------------------------------------------------------------------------
------------------------------------------------------------------------------------
Asset Coverage          A       A          A        A         A         A
------------------------------------------------------------------------------------
------------------------------------------------------------------------------------
Investing in            N       A          A        N         A         A
Securities of Other
Investment Companies
------------------------------------------------------------------------------------

---------------------------------------------------------------------------
--------------------------------------------------------------------------------------------
                    Short    Short-TermU.S.      New      PennsylvaniaMaryland Intermediate Income
                    Duration CorporateGovernment York     Municipal  Municipal  Bond Fund    Fund
                    GovernmentBond    Bond       MunicipalBond Fund  Bond
                    Bond     Fund     Fund       Bond                Fund
                    Fund                         Fund
--------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------
Fixed Income        P        P        P         P        P          P       P         P
Securities
--------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------
Treasury Securities P        P        P         A        A          A       P         P
--------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------
Agency Securities   P        P        P         A        A          A       P         P
--------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------
Corporate Debt      A        P        A         A        A          A       P         P
Securities
--------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------
Commercial Paper    A        A        A         A        A          A       A         A
--------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------
Demand Instruments  A        A        A         A        A          A       A         A
--------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------
Taxable Municipal   A        A        A         N        N          N       A         A
Securities
--------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------
Mortgage Backed     P        P        P         N        N          N       P         P
Securities
--------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------
Asset Backed        A        P        A         N        N          N       P         P
Securities
--------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------
Zero Coupon         A        A        A         A        A          A       A         A
Securities
--------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------
Bank Instruments    A        A        A         N        N          N       A         A
--------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------
Credit Enhancement  N        A        N         A        A          A       A         A
--------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------
Foreign Securities  N        A        N         P        P          P       A         A
--------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------
Tax Exempt          N        A        N         P        P          P       A         A
Securities
--------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------
General Obligation  N        A        N         P        P          P       A         A
Bonds
--------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------
Special Revenue     N        A        N         P        P          P       A         A
Bonds
--------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------
Tax Increment       N        A        N         P        P          P       A         A
Financing Bonds
--------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------
Municipal Notes     N        A        N         P        P          P       A         A
--------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------
Variable Rate       A        P        A         P        P          P       P         P
Demand Instruments
--------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------
Municipal Leases    A        A        A         A        A          A       A         A
--------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------
Derivative          A        A        A         A        A          A       A         A
Contracts
--------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------
Futures Contracts   A        A        A         A        A          A       A         A
--------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------
Options             A        A        A         A        A          A       A         A
--------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------
Special             A        A        A         A        A          A       A         A
Transactions
--------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------
Repurchase          A        A        A         A        A          A       A         A
Agreements
--------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------
Reverse Repurchase  A        A        A         A        A          A       A         A
Agreements
--------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------
Delayed Delivery    A        A        A         A        A          A       A         A
Transactions
--------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------
Securities Lending  A        A        A         A        A          A       A         A
--------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------
Asset Coverage      A        A        A         A        A          A       A         A
--------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------
Investing in        A        A        A         A        A          A       A         A
Securities of
Other Investment
Companies
--------------------------------------------------------------------------------------------

MANAGED ALLOCATION FUNDS

As described in the prospectus, the Managed Allocation Funds seek to achieve their investment objectives by investing in a combination of underlying funds (the "Underlying Funds") managed by the Adviser. The types of securities shown for the Managed Allocation Funds in the table below represent the investments by the Underlying Funds.
 -------------------------------------------------------------------------
                               Managed       Managed        Managed
                               Allcation     Allocation     Allocation
                               Fund -        Fund -         Fund -
                               Conservative  Moderate       Aggressive
                               Growth        Growth         Growth
 -------------------------------------------------------------------------
 Equity Securities             P             P              P
 -------------------------------------------------------------------------
 -------------------------------------------------------------------------
 Common Stocks                 P             P              P
 -------------------------------------------------------------------------
 -------------------------------------------------------------------------
 Preferred Stocks              P             P              P
 -------------------------------------------------------------------------
 -------------------------------------------------------------------------
 Real Estate Investment Trusts A             A              A
 -------------------------------------------------------------------------
 -------------------------------------------------------------------------
 Warrants                      A             A              A
 -------------------------------------------------------------------------
 -------------------------------------------------------------------------
 Fixed Income Securities       P             P              P
 -------------------------------------------------------------------------
 -------------------------------------------------------------------------
 Treasury Securities           P             P              P
 -------------------------------------------------------------------------
 -------------------------------------------------------------------------
 Agency Securities             P             P              P
 -------------------------------------------------------------------------
 -------------------------------------------------------------------------
 Corporate Debt Securities     P             P              P
 -------------------------------------------------------------------------
 -------------------------------------------------------------------------
 Commercial Paper              A             A              A
 -------------------------------------------------------------------------
 -------------------------------------------------------------------------
 Demand Instruments            A             A              A
 -------------------------------------------------------------------------
 -------------------------------------------------------------------------
 Mortgage Backed Securities    P             P              P
 -------------------------------------------------------------------------
 -------------------------------------------------------------------------
 Asset Backed Securities       P             P              P
 -------------------------------------------------------------------------
 -------------------------------------------------------------------------
 Zero Coupon Securities        P             P              P
 -------------------------------------------------------------------------
 -------------------------------------------------------------------------
 Bank Instruments              P             P              P
 -------------------------------------------------------------------------
 -------------------------------------------------------------------------
    Credit Enhancement         P             P              P
 -------------------------------------------------------------------------
 -------------------------------------------------------------------------
 Convertible Securities        A             A              A
 -------------------------------------------------------------------------
 -------------------------------------------------------------------------
 Tax Exempt Securities         A             A              A
 -------------------------------------------------------------------------
 -------------------------------------------------------------------------
 Variable Rate Demand          A             A              A
 Instruments
 -------------------------------------------------------------------------
 -------------------------------------------------------------------------
 Municipal Securities          A             A              A
 -------------------------------------------------------------------------
 -------------------------------------------------------------------------
 Municipal Notes               A             A              A
 -------------------------------------------------------------------------
 -------------------------------------------------------------------------
 Foreign Securities            P             P              P
 -------------------------------------------------------------------------
 -------------------------------------------------------------------------
 Depository Receipts           P             P              P
 -------------------------------------------------------------------------
 -------------------------------------------------------------------------
 Foreign Exchange Contracts    P             P              P
 -------------------------------------------------------------------------
 -------------------------------------------------------------------------
 Foreign Government Securities P             P              P
 -------------------------------------------------------------------------
 -------------------------------------------------------------------------
 Derivative Contracts          A             A              A
 -------------------------------------------------------------------------
 -------------------------------------------------------------------------
 Futures Contracts             A             A              A
 -------------------------------------------------------------------------
 -------------------------------------------------------------------------
 Options                       A             A              A
 -------------------------------------------------------------------------
 -------------------------------------------------------------------------
 Special Transactions          A             A              A
 -------------------------------------------------------------------------
 -------------------------------------------------------------------------
 Repurchase Agreements         A             A              A
 -------------------------------------------------------------------------
 -------------------------------------------------------------------------
 Reverse Repurchase Agreements A             A              A
 -------------------------------------------------------------------------
 -------------------------------------------------------------------------
 Delayed Delivery Transactions A             A              A
 -------------------------------------------------------------------------
 -------------------------------------------------------------------------
 Securities Lending            A             A              A
 -------------------------------------------------------------------------
 -------------------------------------------------------------------------
 Asset Coverage                A             A              A
 -------------------------------------------------------------------------
 -------------------------------------------------------------------------
 Investing in Securities of    A             A              A
 Other Investment Companies
 -------------------------------------------------------------------------

BALANCED FUND
------------------------------------------
Equity Securities       P
------------------------------------------
------------------------------------------
Common Stocks           P
------------------------------------------
------------------------------------------
Preferred Stocks        A
------------------------------------------
------------------------------------------
Interests in Other      A
Limited Liability
Companies
------------------------------------------
------------------------------------------
Real Estate Investment  A
Trusts

------------------------------------------
------------------------------------------
Warrants                A
------------------------------------------
------------------------------------------
Fixed Income            P
Securities
------------------------------------------
------------------------------------------
Treasury Securities     P
------------------------------------------
------------------------------------------
Agency Securities       P
------------------------------------------
------------------------------------------
Corporate Debt          P
Securities
------------------------------------------
------------------------------------------
Commercial Paper        A
------------------------------------------
------------------------------------------
Demand Instruments      A
------------------------------------------
------------------------------------------
Mortgage Backed         A
Securities
------------------------------------------
------------------------------------------
Asset Backed Securities A
------------------------------------------
------------------------------------------
Zero Coupon Securities  A
------------------------------------------
------------------------------------------
Bank Instruments        A
------------------------------------------
------------------------------------------
Convertible Securities  A
------------------------------------------
------------------------------------------
Foreign Securities      A
------------------------------------------
------------------------------------------
Derivative Contracts    A
------------------------------------------
------------------------------------------
Futures Contracts       A
------------------------------------------
------------------------------------------
Options                 A
------------------------------------------
------------------------------------------
Special Transactions    A
------------------------------------------
------------------------------------------
Repurchase Agreements   A
------------------------------------------
------------------------------------------
Reverse Repurchase      A
Agreements
------------------------------------------
------------------------------------------
Delayed Delivery        A
Transactions
------------------------------------------
------------------------------------------
Securities Lending      A
------------------------------------------
------------------------------------------
Asset Coverage          A
------------------------------------------
------------------------------------------
Investing in            A
Securities of Other
Investment Companies
------------------------------------------

EQUITY FUNDS
----------------------------------------------------------------------------------------------
                 EquityLarge    EquityLarge  Large  Multi  Mid   Mid    Small Small International
                 IncomeCap      Index Cap    Cap    Cap    Cap   Cap    Cap   Cap   Equity
                 Fund  Value    Fund  Stock  Growth Growth Stock Growth Stock GrowthFund
                       Fund           Fund   Fund   Fund   Fund  Fund   Fund  Fund
----------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------
Equity           P     P        P     P      P      P      P     P      P     P     P
Securities
----------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------
Common Stocks    P     P        P     P      P      P      P     P      P     P     P
----------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------
Preferred Stocks P     P        P     P      P      P      P     P      P     P     P
----------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------
Interests in     A     A        A     A      A      A      A     A      A     A     A
Other Limited
Liability
Companies
----------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------
Real Estate      A     A        A     A      A      A      A     A      A     A     N
Investment
Trusts
----------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------
Warrants         A     A        A     A      A      A      A     A      A     A     A
----------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------
Fixed Income     P     P        P     P      P      P      P     P      P     P     A
Securities
----------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------
Treasury         A     A        A     A      A      A      A     A      A     A     A
Securities
----------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------
Agency           A     A        A     A      A      A      A     A      A     A     A
Securities
----------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------
Corporate Debt   A     A        A     A      A      A      A     A      A     A     A
Securities
----------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------
Commerical Paper A     A        A     A      A      A      A     A      A     A     A
----------------------------------------------------------------------------------------------
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Demand           A     A        A     A      A      A      A     A      A     A     A
Instruments
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Mortgage Backed  A     A        A     A      A      A      A     A      A     A     A
Securities
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Asset Backed     A     A        A     A      A      A      A     A      A     A     A
Securities
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Zero Coupon      A     A        A     A      A      A      A     A      A     A     A
Securities
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Bank Instruments A     A        A     A      A      A      A     A      A     A     A
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Convertible      A     A        A     A      A      A      A     A      A     A     P
Securities
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Foreign          A     A        A     A      A      A      A     A      A     A     P
Securities
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Derivative       A     A        A     A      A      A      A     A      A     A     P
Contracts
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Futures          A     A        A     A      A      A      A     A      A     A     P
Contracts
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Options          A     A        A     A      A      A      A     A      A     A     A
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Special          A     A        A     A      A      A      A     A      A     A     A
Transactions
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Repurchase       A     A        A     A      A      A      A     A      A     A     A
Agreements
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Reverse          A     A        A     A      A      A      A     A      A     A     A
Repurchase
Agreements
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Delayed          A     A        A     A      A      A      A     A      A     A     A
Delivery
Transactions
----------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------
Securities       A     A        A     A      A      A      A     A      A     A     A
Lending
----------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------
Asset Coverage   A     A        A     A      A      A      A     A      A     A     A
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Investing in     A     A        A     A      A      A      A     A      A     A     A
Securities of
Other
Investment
Companies
----------------------------------------------------------------------------------------------


SECURITIES DESCRIPTIONS AND TECHNIQUES
Following are  descriptions of securities and techniques that each Fund may or may not pursue, as noted in the preceding table.

Equity Securities
Equity  securities  represent a share of an issuer's  earnings  and assets, after the issuer pays its  liabilities.  A Fund  cannot  predict the income it will receive  from equity  securities  because  issuers  generally  have discretion  as to the payment of any dividends or  distributions.  However, equity  securities offer greater potential for appreciation than many other types of securities,  because their value increases directly with the value of the  issuer's  business.  The  following  describes  the types of equity securities in which a Fund invests.

   Common Stocks
   Common stocks are the most  prevalent  type of equity  security.  Common
   stocks  receive  the  issuer's   earnings  after  the  issuer  pays  its
   creditors and any  preferred  stockholders.  As a result,  changes in an issuer's earnings directly influence the value of its common stock.

   Preferred Stocks
   Preferred  stocks  have the  right to  receive  specified  dividends  or distributions  before the issuer  makes  payments  on its common  stock.
   Some preferred  stocks also  participate in dividends and  distributions paid on common  stock.  Preferred  stocks may also  permit the issuer to redeem  the  stock.  A Fund may also  treat  such  redeemable  preferred stock as a fixed income security.

   Interests in Other Limited Liability Companies
   Entities  such as limited  partnerships,  limited  liability  companies, business  trusts and companies  organized  outside the United States may issue securities comparable to common or preferred stock.

   Real Estate Investment Trusts (REITs)
   REITs are real estate investment trusts that lease,  operate and finance commercial real estate.  REITs are exempt from federal  corporate income tax if  they  limit  their  operations  and  distribute  most  of  their income.  Such tax  requirements  limit a REIT's  ability  to  respond to changes in the commercial real estate market.

   Warrants
   Warrants  give a Fund the option to buy the issuer's  equity  securities at a specified  price (the  exercise  price) at a specified  future date
   (the  expiration  date).  The Fund may buy the designated  securities by paying the  exercise  price  before the  expiration  date.  Warrants may become  worthless  if the  price of the  stock  does not rise  above the exercise price by the expiration  date.  This increases the market risks of  warrants  as compared  to the  underlying  security.  Rights are the same as warrants,  except  companies  typically issue rights to existing stockholders.

Fixed Income Securities
Fixed income  securities  pay  interest,  dividends or  distributions  at a specified  rate.  The rate may be a fixed  percentage  of the  principal or adjusted  periodically.  In addition, the issuer of a fixed income security must  repay  the  principal  amount  of the  security,  normally  within  a specified time.  Fixed income  securities  provide more regular income than equity  securities.  However,  the returns on fixed income  securities  are limited and  normally do not  increase  with the  issuer's  earnings.  This limits the potential  appreciation  of fixed income  securities as compared to equity securities.

A security's  yield  measures the annual  income  earned on a security as a percentage  of its price.  A  security's  yield will  increase  or decrease depending  upon whether it costs less (a discount) or more (a premium) than the  principal  amount.  If the issuer may redeem the  security  before its scheduled  maturity,  the price and yield on a discount or premium security may change based upon the  probability of an early  redemption.  Securities with higher risks generally have higher yields.

The  following  describes  the types of fixed income  securities in which a
Fund may invest.

   Treasury Securities
   Treasury  securities are direct obligations of the federal government of the United States.  Treasury securities are generally regarded as having the lowest credit risks.

   Agency Securities
   Agency  securities are issued or guaranteed by a federal agency or other government  sponsored  entity  acting under  federal  authority (a GSE).
   The United  States  supports  some GSEs with its full faith and  credit.
   Other GSEs receive  support through  federal  subsidies,  loans or other benefits.  A few  GSEs  have  no  explicit  financial  support,  but are regarded  as having  implied  support  because  the  federal  government sponsors their activities.  Agency securities are generally  regarded as having low credit risks, but not as low as treasury securities.

   The Fund treats mortgage backed securities  guaranteed by GSEs as agency securities.  Although a GSE guarantee  protects against credit risks, it does not  reduce  the  market  and  prepayment  risks of these  mortgage backed securities.

   Corporate Debt Securities
   Corporate  debt  securities  are  fixed  income   securities  issued  by
   businesses.  Notes, bonds,  debentures and commercial paper are the most prevalent  types  of  corporate  debt  securities.  The  Fund  may  also purchase  interests  in bank loans to  companies.  The  credit  risks of corporate debt securities vary widely among issuers.

   In  addition,  the credit risk of an  issuer's  debt  security  may vary based  on its  priority  for  repayment.  For  example,  higher  ranking
   (senior)  debt  securities  have a higher  priority  than lower  ranking
   (subordinated)  securities.  This means  that the issuer  might not make payments on subordinated  securities  while  continuing to make payments on senior securities.  In addition, in the event of bankruptcy,  holders of senior  securities  may  receive  amounts  otherwise  payable  to the holders of subordinated securities.  Some subordinated securities,  such as trust preferred and capital  securities notes, also permit the issuer to defer payments under certain  circumstances.  For example,  insurance companies  issue  securities  known as  surplus  notes  that  permit the insurance  company to defer any  payment  that would  reduce its capital below regulatory requirements.

   Commercial Paper
   Commercial paper is an issuer's  obligation with a maturity of less than nine  months.  Companies  typically  issue  commercial  paper to pay for current  expenditures.  Most issuers constantly reissue their commercial paper and use the proceeds (or bank loans) to repay maturing  paper.  If the issuer  cannot  continue to obtain  liquidity in this  fashion,  its commercial  paper may default.  The short  maturity of commercial  paper reduces  both the  market  and credit  risks as  compared  to other debt securities of the same issuer.

   Demand Instruments
   Demand  instruments  are corporate debt  securities that the issuer must repay upon  demand.  Other  demand  instruments  require a third  party, such as a dealer or bank, to repurchase  the security for its face value
   upon  demand.   The  Fund  treats  demand   instruments   as  short-term
   securities,  even though  their stated  maturity  may extend  beyond one year.

   Taxable Municipal Securities
   Municipal  securities are issued by states,  counties,  cities and other
   political   subdivisions  and   authorities.   Although  many  municipal
   securities  are exempt  from  federal  income  tax, a Fund may invest in taxable municipal securities.

   Mortgage Backed Securities
   Mortgage backed  securities  represent  interests in pools of mortgages.
   The  mortgages  that  comprise a pool  normally  have  similar  interest
   rates,   maturities  and  other  terms.  Mortgages  may  have  fixed  or adjustable  interest  rates.  Interests  in  pools  of  adjustable  rate mortgages are known as ARMs.

   Mortgage  backed  securities  come in a  variety  of  forms.  Many  have extremely  complicated  terms.  The  simplest  form of  mortgage  backed securities  are  pass-through  certificates.  An issuer of  pass-through certificates  gathers  monthly  payments  from  an  underlying  pool  of mortgages.  Then,  the issuer  deducts its fees and  expenses and passes the balance of the payments onto the  certificate  holders once a month.
   Holders  of  pass-through  certificates  receive a pro rata share of all payments and pre-payments  from the underlying  mortgages.  As a result, the holders assume all the prepayment risks of the underlying mortgages.

      Collateralized Mortgage Obligations (CMOs)
      CMOs,   including   interests  in  real  estate  mortgage  investment
      conduits   (REMICs),   allocate  payments  and  prepayments  from  an
      underlying  pass-through   certificate  among  holders  of  different
      classes  of  mortgage  backed  securities.   This  creates  different
      prepayment and interest rate risks for each CMO class.

         Sequential CMOs
         In a sequential  pay CMO, one class of CMOs receives all principal payments  and  prepayments.  The next class of CMOs  receives  all principal  payments  after  the  first  class  is paid  off.  This process  repeats  for each  sequential  class of CMO. As a result, each class of sequential pay CMOs reduces the prepayment  risks of subsequent classes.

         PACs, TACs and Companion Classes
         More  sophisticated  CMOs  include  planned  amortization  classes
         (PACs) and targeted  amortization  classes  (TACs).  PACs and TACs
         are  issued  with  companion   classes.   PACs  and  TACs  receive
         principal  payments  and  prepayments  at a  specified  rate.  The companion  classes receive  principal  payments and prepayments in excess of the specified  rate. In addition,  PACs will receive the companion classes' share of principal payments,  if necessary,  to cover a  shortfall  in the  prepayment  rate.  This helps PACs and
         TACs to control  prepayment risks by increasing the risks to their companion classes.

         IOs and POs
         CMOs may allocate  interest  payments to one class  (Interest Only or IOs) and principal  payments to another class  (Principal  Only or POs).  POs increase in value when  prepayment  rates  increase.
         In  contrast,  IOs  decrease in value when  prepayments  increase,
         because  the   underlying   mortgages   generate   less   interest
         payments.  However,  IOs tend to increase  in value when  interest rates rise (and prepayments  decrease),  making IOs a useful hedge against interest rate risks.

         Floaters and Inverse Floaters
         Another variant  allocates  interest  payments between two classes of  CMOs.  One  class  (Floaters)  receives  a share  of  interest payments  based  upon a market  index  such as  LIBOR.  The  other class (Inverse  Floaters) receives any remaining interest payments from  the  underlying  mortgages.  Floater  classes  receive  more interest  (and Inverse  Floater  classes  receive  correspondingly less  interest)  as interest  rates rise.  This shifts  prepayment and  interest  rate risks from the Floater to the Inverse  Floater class,  reducing  the price  volatility  of the Floater  class and increasing the price volatility of the Inverse Floater class.

         Z Classes and Residual Classes
         CMOs must  allocate  all  payments  received  from the  underlying mortgages  to some  class.  To capture any  unallocated  payments,
         CMOs  generally  have an  accrual  (Z)  class.  Z  classes  do not receive  any  payments  from the  underlying  mortgages  until all other CMO classes have been paid off. Once this  happens,  holders of Z class CMOs receive all payments and  prepayments.  Similarly,
         REMICs have residual  interests that receive any mortgage payments not allocated to another REMIC class.

    The degree of increased or decreased  prepayment risks depends upon the structure  of the CMOs.  However,  the  actual  returns  on any type of mortgage  backed security depend upon the performance of the underlying pool of mortgages, which no one can predict and will vary among pools.

Asset Backed Securities
Asset backed  securities are payable from pools of  obligations  other than mortgages.  Most asset backed  securities  involve  consumer or  commercial debts with maturities of less than ten years.  However,  almost any type of fixed income assets  (including other fixed income  securities) may be used to create an asset backed  security.  Asset backed  securities may take the form of  commercial  paper,  notes,  or pass  through  certificates.  Asset
backed   securities  have  prepayment   risks.   Like  CMOs,  asset  backed
securities may be structured like Floaters, Inverse Floaters, IOs and POs.

Zero Coupon Securities
Zero  coupon  securities  do not pay  interest  or  principal  until  final maturity unlike debt securities that provide periodic  payments of interest
(referred to as a coupon  payment).  Investors  buy zero coupon  securities at a price below the amount  payable at maturity.  The  difference  between the purchase price and the amount paid at maturity  represents  interest on the zero coupon  security.  Investors  must wait until  maturity to receive interest and  principal,  which  increases the market and credit risks of a zero coupon security.

There  are many  forms of zero  coupon  securities.  Some are  issued  at a discount  and  are  referred  to as zero  coupon  or  capital  appreciation bonds.  Others are created from interest  bearing  bonds by separating  the right to receive the bond's  coupon  payments from the right to receive the bond's  principal  due at maturity,  a process  known as coupon  stripping.
Treasury  STRIPs,  IOs and POs are the most common  forms of stripped  zero coupon  securities.  In  addition,  some  securities  give the  issuer  the
option  to  deliver  additional   securities  in  place  of  cash  interest
payments,  thereby  increasing  the amount  payable at maturity.  These are referred to as pay-in-kind or PIK securities.

Bank Instruments
Bank instruments are unsecured  interest bearing deposits with banks.  Bank instruments include bank accounts,  time deposits,  certificates of deposit and  banker's  acceptances.  Yankee  instruments  are  denominated  in U.S.
dollars  and  issued  by  U.S.   branches  of  foreign  banks.   Eurodollar
instruments  are  denominated  in  U.S.  dollars  and  issued  by  non-U.S.
branches of U.S. or foreign banks.

Credit Enhancement
Common types of credit enhancement include  guarantees,  letters of credit,
bond  insurance  and  surety  bonds.   Credit   enhancement  also  includes
arrangements  where  securities or other liquid assets secure  payment of a fixed income  security.  If a default occurs,  these assets may be sold and
the  proceeds   paid  to   security's   holders.   Either  form  of  credit
enhancement  reduces  credit risks by providing  another  source of payment for a fixed income security.

Convertible Securities
Convertible  securities  are fixed  income  securities  that a Fund has the option to exchange for equity  securities at a specified  conversion price.
The  option  allows the Fund to  realize  additional  returns if the market price of the equity  securities  exceeds the conversion price. For example, the Fund may hold fixed income  securities that are convertible into shares of common  stock at a  conversion  price of $10 per  share.  If the  market value of the shares of common stock  reached $12, the Fund could realize an additional $2 per share by converting its fixed income securities.

Convertible  securities  have lower  yields than  comparable  fixed  income securities.  In addition,  at the time a convertible security is issued the conversion  price  exceeds  the  market  value  of  the  underlying  equity securities.  Thus,  convertible  securities  may provide lower returns than non-convertible  fixed income  securities  or equity  securities  depending upon changes in the price of the  underlying  equity  securities.  However, convertible  securities  permit the Fund to realize  some of the  potential appreciation of the underlying  equity  securities with less risk of losing its initial  investment.  The Equity Funds may invest in  commercial  paper rated below  investment  grade. See "Risks  Associated with  Non-investment
Grade Securities" herein.

The Funds  treat  convertible  securities  as both fixed  income and equity securities  for  purposes  of  its  investment  policies  and  limitations, because of their unique characteristics.

Tax Exempt Securities
Tax exempt  securities are fixed income  securities  that pay interest that is  not  subject  to  regular  federal  income  taxes.  Typically,  states, counties,  cities and other political  subdivisions  and authorities  issue tax exempt  securities.  The market  categorizes  tax exempt  securities by their source of repayment.

   General Obligation Bonds
   General  obligation  bonds are supported by the issuer's  power to exact property  or other  taxes.  The issuer  must  impose and  collect  taxes sufficient  to pay  principal  and interest on the bonds.  However,  the issuer's  authority  to impose  additional  taxes may be  limited by its charter or state law.

   Special Revenue Bonds
   Special  revenue  bonds  are  payable  solely  from  specific   revenues
   received by the issuer such as specific  taxes,  assessments,  tolls, or fees.  Bondholders  may not  collect  from  the  municipality's  general taxes or  revenues.  For  example,  a  municipality  may issue  bonds to build a toll road,  and pledge the tolls to repay the bonds.  Therefore, a  shortfall  in the tolls  normally  would  result in a default  on the bonds.

      Private Activity Bonds
      Private  activity  bonds are  special  revenue  bonds used to finance private  entities.  For example,  a  municipality  may issue bonds to finance a new factory to improve its local economy.  The municipality would  lend the  proceeds  from its  bonds to the  company  using the
      factory,   and  the  company   would  agree  to  make  loan  payments
      sufficient  to repay the bonds.  The bonds  would be  payable  solely from the company's loan payments,  not from any other revenues of the municipality.  Therefore,  any  default  on the loan  normally  would result in a default on the bonds.

      The  interest on many types of private  activity  bonds is subject to the  federal  alternative  minimum  tax  (AMT).  A Fund may invest in bonds subject to AMT.

   Tax Increment Financing Bonds
   Tax increment  financing (TIF) bonds are payable from increases in taxes or other revenues  attributable to projects  financed by the bonds.  For example,  a  municipality  may issue TIF bonds to redevelop a commercial area.  The TIF bonds would be payable  solely from any increase in sales taxes  collected  from merchants in the area. The bonds could default if merchants'  sales,  and related tax  collections,  failed to increase as anticipated.

   Municipal Notes
   Municipal   notes   are   short-term   tax   exempt   securities.   Many
   municipalities  issue such notes to fund their current operations before collecting taxes or other municipal  revenues.  Municipalities  may also issue notes to fund capital  projects prior to issuing  long-term bonds.
   The issuers  typically  repay the notes at the end of their fiscal year, either with taxes,  other  revenues or proceeds  from newly issued notes or bonds.

   Variable Rate Demand Instruments
   Variable rate demand  instruments are tax exempt securities that require the issuer or a third  party,  such as a dealer or bank,  to  repurchase the  security for its face value upon demand.  The  securities  also pay interest at a variable  rate  intended to cause the  securities to trade at their face value.  The Funds treat demand  instruments  as short-term securities,  because their variable interest rate adjusts in response to changes in market  rates,  even though their stated  maturity may extend beyond thirteen months.

   Municipal Leases
   Municipalities  may enter into leases for  equipment or  facilities.  In order to comply  with state  public  financing  laws,  these  leases are
   typically   subject  to  annual   appropriation.   In  other  words,   a
   municipality may end a lease,  without penalty, by not providing for the lease  payments in its annual  budget.  After the lease ends, the lessor can resell the equipment or facility but may lose money on the sale.

   A Fund  may  invest  in  securities  supported  by  pools  of  municipal
   leases.   The  most  common  type  of  lease   backed   securities   are
   certificates of participation  (COPs).  However,  a Fund may also invest directly in individual leases.

Foreign Securities
Foreign  securities  are  securities  of issuers  based  outside the United
States.  The  Funds  consider  an  issuer to be based  outside  the  United
States if:

|     it is organized under the laws of, or has a principal  office located in, another country;

|     the  principal  trading  market  for  its  securities  is in  another country; or

|     it (or its  subsidiaries)  derived in its most current fiscal year at least 50% of its total assets,  capitalization,  gross revenue or profit from  goods  produced,  services  performed,  or sales  made in  another country.

Foreign securities are primarily  denominated in foreign currencies.  Along with the risks  normally  associated  with domestic  securities of the same type,  foreign  securities  are  subject  to  currency  risks  and risks of foreign  investing.  Trading in certain  foreign markets is also subject to liquidity risks.

   Depositary Receipts
   Depositary receipts represent interests in underlying  securities issued by a foreign  company.  Depositary  receipts  are not traded in the same market as the underlying  security.  The foreign  securities  underlying
   American  Depositary  Receipts  (ADRs) are traded in the United  States.
   ADRs  provide a way to buy  shares  of  foreign-based  companies  in the
   United States rather than in overseas  markets.  ADRs are also traded in
   U.S. dollars, eliminating the need for foreign exchange transactions.

   Foreign Government Securities
   Foreign  government   securities   generally  consist  of  fixed  income
   securities  supported by national,  state or provincial  governments  or similar  political  subdivisions.  Foreign  government  securities  also
   include   debt   obligations   of   supranational   entities,   such  as
   international   organizations  designed  or  supported  by  governmental
   entities   to   promote   economic    reconstruction   or   development,
   international  banking  institutions  and related  government  agencies.
   Examples of these  include,  but are not  limited to, the  International
   Bank for  Reconstruction  and  Development  (the World Bank),  the Asian
   Development  Bank, the European  Investment Bank and the  Inter-American
   Development Bank.

   Foreign  government  securities also include fixed income  securities of quasi-governmental  agencies that are either issued by entities owned by a national,  state or  equivalent  government  or are  obligations  of a political  unit that are not backed by the  national  government's  full
   faith  and  credit.  Further,   foreign  government  securities  include
   mortgage-related  securities issued or guaranteed by national,  state or provincial governmental instrumentalities,  including quasi-governmental agencies.

Derivative Contracts
Derivative contracts are financial  instruments that require payments based upon  changes  in the  values of  designated  (or  underlying)  securities,
currencies,   commodities,   financial   indices  or  other  assets.   Some
derivative  contracts  (such as  futures,  forwards  and  options)  require payments relating to a future trade involving the underlying  asset.  Other derivative  contracts  (such as swaps)  require  payments  relating  to the income  or  returns  from  the  underlying  asset.  The  other  party  to a derivative contract is referred to as a counterparty.

Many   derivative   contracts  are  traded  on  securities  or  commodities
exchanges.  In this case,  the exchange  sets all the terms of the contract except for the price.  Investors  make  payments due under their  contracts through the exchange.  Most exchanges  require investors to maintain margin accounts through their brokers to cover their potential  obligations to the exchange.  Parties to the contract make (or collect)  daily payments to the margin  accounts  to  reflect  losses  (or  gains)  in the  value  of their contracts.  This  protects  investors  against  potential  defaults  by the counterparty.  Trading  contracts on an exchange  also allows  investors to close out their contracts by entering into offsetting contracts.

For example,  the Fund could close out an open  contract to buy an asset at a future  date by  entering  into an  offsetting  contract to sell the same asset on the same  date.  If the  offsetting  sale  price is more  than the original  purchase price, the Fund realizes a gain; if it is less, the Fund realizes  a  loss.  Exchanges  may  limit  the  amount  of  open  contracts permitted  at any one time.  Such limits may prevent the Fund from  closing out a  position.  If this  happens,  the Fund will be  required to keep the contract  open (even if it is losing  money on the  contract),  and to make any payments  required under the contract (even if it has to sell portfolio securities  at  unfavorable  prices  to do so).  Inability  to close  out a contract  could also harm the Fund by  preventing  it from  disposing of or trading  any assets it has been using to secure its  obligations  under the contract.

The Funds may also trade  derivative  contracts  over-the-counter  (OTC) in transactions  negotiated  directly  between the Fund and the  counterparty.
OTC contracts do not  necessarily  have standard  terms,  so they cannot be directly offset with other OTC contracts.  In addition,  OTC contracts with more specialized  terms may be more difficult to price than exchange traded contracts.

Depending   upon  how  the  Fund   uses   derivative   contracts   and  the
relationships  between the market  value of a  derivative  contract and the underlying  asset,  derivative  contracts may increase or decrease a Fund's exposure  to market and  currency  risks,  and may also  expose the Fund to liquidity  and  leverage  risks.  OTC  contracts  also  expose  the Fund to credit risks in the event that a counterparty defaults on the contract.

The Funds  (other than the Money Market  Funds) may trade in the  following types of derivative contracts.

   Futures Contracts
   Futures  contracts provide for the future sale by one party and purchase by  another  party of a  specified  amount of an  underlying  asset at a specified  price,  date,  and time.  Entering  into a contract to buy an underlying  asset  is  commonly  referred  to as  buying a  contract  or holding a long  position in the asset.  Entering into a contract to sell an  underlying  asset is  commonly  referred to as selling a contract or
   holding  a  short   position  in  the  asset.   Futures   contracts  are
   considered to be commodity  contracts.  Futures contracts traded OTC are frequently referred to as forward contracts.

   The Funds may buy/sell financial futures  contracts.  Mid Cap Stock Fund and  Large  Cap  Value  Fund  may  also  buy/sell  stock  index  futures contracts.

   Options
   Options  are rights to buy or sell an  underlying  asset for a specified price  (the  exercise  price)  during,  or at the  end of,  a  specified period.  A call  option  gives the holder  (buyer)  the right to buy the underlying  asset from the seller  (writer) of the option.  A put option gives the  holder the right to sell the  underlying  asset to the writer of the  option.  The  writer  of  the  option  receives  a  payment,  or premium,  from the buyer,  which the writer keeps  regardless of whether the buyer uses (or exercises) the option.

   The Funds may:

|     Buy call  options  on  portfolio  securities  in  anticipation  of an increase in the value of the underlying asset;

|     Buy  put  options  on  portfolio  securities  in  anticipation  of  a decrease in the value of the underlying asset.

   Each Fund may also  write  call  options  on all or any  portion  of its portfolio  securities and on financial or stock index futures  contracts
   (as permitted) to generate income from premiums,  and in anticipation of a  decrease  or only  limited  increase  in the value of the  underlying asset.  If a call written by the Fund is  exercised,  the Fund  foregoes any  possible  profit  from  an  increase  in the  market  price  of the underlying asset over the exercise price plus the premium received.

   Each  Fund  may  also  write  put  options  on all or a  portion  of its portfolio  securities and on financial or stock index futures  contracts
   (as permitted) to generate income from premiums,  and in anticipation of an increase  or only  limited  decrease  in the value of the  underlying asset.  In writing  puts,  there is a risk that the Fund may be required to take delivery of the  underlying  asset when its current market price is lower than the exercise price.

   When the Fund writes  options on futures  contracts,  it will be subject to margin requirements similar to those applied to futures contracts.

Investment Ratings for Money Market Funds
A nationally recognized rating service's two highest rating categories are determined without regard for sub-categories and gradations. For example, securities rated SP-1+, SP-1, or SP-2 by Standard & Poor's Ratings
Group ("S&P"), MIG-1 or MIG-2 by Moody's Investors Service, Inc.
("Moody's"), or F-1+, F-1, or F-2 by Fitch Investors Service, Inc.
("Fitch") are all considered rated in one of the two highest short-term rating categories. The Money Market Funds will follow applicable regulations in determining whether a security rated by more than one rating service can be treated as being in one of the two highest short-term rating categories; currently, such securities must be rated by two rating services in one of their two highest rating categories. See
"Regulatory Compliance."

If a security is downgraded  below the minimum  quality grade  discussed in the Fund's investment strategy,  the Adviser or Subadviser will re-evaluate the security, but will not be required to sell it.

Special Transactions

   Repurchase Agreements
   Repurchase  agreements are  transactions in which a Fund buys a security from a  dealer  or bank  and  agrees  to  sell  the  security  back at a mutually  agreed upon time and price.  The repurchase  price exceeds the sale  price,  reflecting  the  Fund's  return on the  transaction.  This return is unrelated to the interest rate on the underlying  security.  A
   Fund will enter  into  repurchase  agreements  only with banks and other recognized financial  institutions,  such as securities dealers,  deemed creditworthy by the Adviser.

   The  Funds'  custodian  or  subcustodian  will  take  possession  of the
   securities   subject   to   repurchase   agreements.   The   Adviser  or
   subcustodian will monitor the value of the underlying  security each day to ensure that the value of the  security  always  equals or exceeds the repurchase price.

   Repurchase agreements are subject to credit risks.

   Reverse Repurchase Agreements
   Reverse  repurchase  agreements are  repurchase  agreements in which the
   Fund is the  seller  (rather  than the  buyer)  of the  securities,  and agrees to  repurchase  them at an agreed upon time and price.  A reverse repurchase  agreement  may be viewed as a type of borrowing by the Fund.
   Reverse   repurchase   agreements  are  subject  to  credit  risks.   In
   addition,  reverse  repurchase  agreements create leverage risks because the Fund must  repurchase  the  underlying  security at a higher  price, regardless  of  the  market  value  of  the  security  at  the  time  of repurchase.

   Delayed Delivery Transactions
   Delayed delivery transactions,  including when issued transactions,  are arrangements  in which the Fund buys  securities  for a set price,  with payment and  delivery of the  securities  scheduled  for a future  time.
   During the period between  purchase and  settlement,  no payment is made by the Fund to the  issuer  and no  interest  accrues  to the Fund.  The
   Fund records the  transaction  when it agrees to buy the  securities and
   reflects   their  value  in   determining   the  price  of  its  shares.
   Settlement  dates  may be a month  or more  after  entering  into  these transactions  so that the  market  values of the  securities  bought may
   vary   from   the   purchase   prices.   Therefore,   delayed   delivery
   transactions  create interest rate risks for the Fund.  Delayed delivery transactions  also involve  credit risks in the event of a  counterparty default.

      To Be Announced Securities (TBAs)
      As with  other  delayed  delivery  transactions,  a seller  agrees to issue a TBA security at a future date.  However,  the seller does not specify the  particular  securities  to be  delivered.  Instead,  the
      Fund agrees to accept any security that meets  specified  terms.  For example,  in a TBA  mortgage  backed  transaction,  the  Fund and the seller  would agree upon the issuer,  interest  rate and terms of the underlying  mortgages.  The seller  would not  identify  the specific underlying  mortgages  until it issues  the  security.  TBA  mortgage
      backed   securities   increase   interest   rate  risks  because  the
      underlying  mortgages may be less favorable  than  anticipated by the
      Fund.

   Securities Lending
   The Funds may lend  portfolio  securities to borrowers  that the Adviser deems  creditworthy.  In  return,  the  Fund  receives  cash  or  liquid securities  from the borrower as  collateral.  The borrower must furnish additional  collateral  if the  market  value of the  loaned  securities increases.  Also,  the borrower must pay the Fund the  equivalent of any dividends or interest received on the loaned securities.

   The Fund will reinvest cash  collateral in securities that qualify as an
   acceptable   investment  for  the  Fund.  However,  the  Fund  must  pay interest to the borrower for the use of cash collateral.

   Loans  are  subject  to  termination  at the  option  of the Fund or the borrower.  The Fund will not have the right to vote on securities  while they are on loan,  but it will terminate a loan in  anticipation  of any important  vote. The Fund may pay  administrative  and custodial fees in connection with a loan and may pay a negotiated  portion of the interest earned on the cash collateral to a securities lending agent or broker.

   Securities  lending  activities  are subject to interest  rate risks and credit risks.

   Asset Coverage
   In order to  secure  its  obligations  in  connection  with  derivatives
   contracts  or  special   transactions,   a  Fund  will  either  own  the
   underlying  assets,  enter into an offsetting  transaction  or set aside readily  marketable  securities  with a value that equals or exceeds the
   Fund's  obligations.  Unless  the  Fund  has  other  readily  marketable assets  to set  aside,  it  cannot  trade  assets  used to  secure  such obligations  without entering into an offsetting  derivative contract or terminating  a  special  transaction.  This may  cause  the Fund to miss favorable  trading  opportunities  or to  realize  losses on  derivative contracts or special transactions.

Investing in Securities of Other Investment Companies
The  Funds  may  invest  its  assets  in  securities  of  other  investment companies,  including the securities of affiliated  money market funds,  as an efficient means of carrying out their  investment  policies and managing any uninvested cash.

INVESTMENT RISKS
===========================================================================

There are many factors  which may affect an  investment  in the Funds.  The
Funds'  principal  risks are described in the  prospectus.  Additional risk factors are outlined below.

Stock Market Risks
The value of equity  securities in a Fund's  portfolio  will rise and fall.
These  fluctuations  could be a sustained  trend or a drastic  movement.  A
Fund's  portfolio  will reflect  changes in prices of individual  portfolio stocks or general  changes in stock  valuations.  Consequently,  the Fund's share price may decline.

The Adviser  attempts to manage market risk by limiting the amount the Fund invests in each company's equity securities. However,  diversification will not protect the Fund against  widespread or prolonged declines in the stock market.

Sector Risks
Companies  with similar  characteristics  may be grouped  together in broad categories  called sectors.  Sector risk is the possibility  that a certain sector may  underperform  other  sectors  or the market as a whole.  As the
Adviser  allocates  more of a Fund's  portfolio  holdings  to a  particular sector,  a Fund's  performance  will be more  susceptible  to any economic, business or other developments which generally affect that sector.

Liquidity Risks
Trading  opportunities  are more limited for equity securities that are not widely held.  This may make it more  difficult to sell or buy a security at a  favorable  price or time.  Consequently,  the Fund may have to  accept a lower  price to sell a  security,  sell other  securities  to raise cash or give up an  investment  opportunity,  any of which  could  have a  negative effect on the Fund's  performance.  Infrequent  trading of  securities  may also lead to an increase in their price volatility.

Trading  opportunities  are more limited for fixed income  securities  that
have  not  received  any  credit  ratings,   have  received  ratings  below
investment grade or are not widely held.

Trading  opportunities are more limited for CMOs that have complex terms or that are not widely  held.  These  features  may make it more  difficult to sell or buy a security  at a  favorable  price or time.  Consequently,  the
Fund  may have to  accept a lower  price  to sell a  security,  sell  other securities  to  raise  cash or give up an  investment  opportunity,  any of which could have a negative  effect on the Fund's  performance.  Infrequent trading  of  securities  may  also  lead  to an  increase  in  their  price volatility.

Liquidity  risk  also  refers to the  possibility  that the Fund may not be able to sell a security or close out a  derivative  contract  when it wants
to. If this  happens,  the Fund will be  required  to  continue to hold the security or keep the position open, and the Fund could incur losses.

OTC  derivative  contracts  generally  carry  greater  liquidity  risk than exchange-traded contracts.

Risks Related to Investing for Growth
Due to their relatively high  valuations,  growth stocks are typically more volatile than value stocks.  For instance,  the price of a growth stock may experience  a larger  decline on a forecast of lower  earnings,  a negative
fundamental  development,  or  an  adverse  market  development.   Further,
growth stocks may not pay dividends or may pay lower  dividends  than value stocks.  This means they depend  more on price  changes for returns and may be more adversely  affected in a down market  compared to value stocks that pay higher dividends.

Risks Related to Investing for Value
Due to their  relatively  low  valuations,  value stocks are typically less volatile than growth stocks.  For instance,  the price of a value stock may experience a smaller increase on a forecast of higher earnings,  a positive fundamental  development,  or positive market development.  Further,  value stocks tend to have higher  dividends than growth  stocks.  This means they depend less on price  changes for returns and may lag behind  growth stocks in an up market.

Risks Related to Company Size
Generally,  the smaller the market  capitalization of a company,  the fewer the number of shares traded  daily,  the less liquid its stock and the more volatile its price. For example,  medium  capitalization stocks may be less liquid  and more  volatile  than  stocks of larger,  well-known  companies.
Market  capitalization  is  determined  by  multiplying  the  number of its outstanding shares by the current market price per share.

Companies  with smaller market  capitalizations  also tend to have unproven track  records,  a limited  product or service  base and limited  access to capital.  These factors also increase  risks and make these  companies more likely to fail than companies with larger market capitalizations.

Currency Risks
Exchange rates for currencies  fluctuate daily. The combination of currency risk and market  risk tends to make  securities  traded in foreign  markets more volatile than securities traded exclusively in the U.S.

The Adviser  attempts to manage  currency  risk by limiting  the amount the
Fund invests in securities  denominated in a particular currency.  However, diversification  will not  protect the Fund  against a general  increase in the value of the U.S. dollar relative to other currencies.

Euro Risks
The Euro is the new single  currency of the European  Monetary Union (EMU).
With the advent of the Euro, the participating  countries in the EMU can no
longer  follow  independent   monetary  policies.   This  may  limit  these
countries'   ability  to  respond  to  economic   downturns   or  political
upheavals,  and consequently  reduce the value of their foreign  government securities.

Risks of Foreign Investing
Foreign  securities  pose  additional  risks  because  foreign  economic or political  conditions  may be  less  favorable  than  those  of the  United
States.  Securities  in foreign  markets  may also be  subject to  taxation policies that reduce returns for U.S. investors.

Foreign  companies  may  not  provide  information   (including   financial
statements)  as  frequently  or to as great an extent as  companies  in the
United  States.  Foreign  companies  may also  receive less  coverage  than
United  States  companies by market  analysts and the financial  press.  In addition,  foreign  countries  may lack  uniform  accounting,  auditing and financial  reporting  standards or  regulatory  requirements  comparable to those applicable to U.S. companies.  These factors may prevent the Fund and its Adviser from obtaining  information  concerning  foreign companies that is as  frequent,  extensive  and  reliable  as  the  information  available concerning companies in the United States.

Foreign  countries may have restrictions on foreign ownership of securities or may impose exchange controls,  capital flow restrictions or repatriation restrictions  which  could  adversely  affect  the  liquidity  of a  Fund's investments.

To the extent a Fund invests in foreign securities,  its share price may be more  affected  by foreign  economic  and  political  conditions,  taxation policies,  and  accounting and auditing  standards than would  otherwise be the case.

Leverage Risks
Leverage risk is created when an investment  exposes the Fund to a level of risk that  exceeds  the  amount  invested.  Changes in the value of such an investment magnify a Fund's risk of loss and potential for gain.

Interest Rate Risks
Prices of fixed income  securities  rise and fall in response to changes in the interest  rate paid by similar  securities.  Generally,  when  interest rates  rise,  prices  of fixed  income  securities  fall.  However,  market factors,  such as the demand for particular  fixed income  securities,  may cause  the price of  certain  fixed  income  securities  to fall  while the prices of other securities rise or remain unchanged.

Interest  rate changes  have a greater  effect on the price of fixed income securities with longer  durations.  Duration measures the price sensitivity of a fixed income security to changes in interest rates.

Credit Risks
Credit risk is the  possibility  that an issuer will  default on a security by failing to pay  interest or principal  when due. If an issuer  defaults, the Fund will lose money.

Many fixed income  securities  receive credit ratings from services such as
Standard &  Poor's and Moody's Investor  Services,  Inc. These services assign  ratings  to  securities  by  assessing  the  likelihood  of  issuer default.  Lower credit  ratings  correspond  to higher  credit  risk.  If a security has not received a rating,  the Fund must rely  entirely  upon the
Adviser's credit assessment.

Fixed income  securities  generally  compensate  for greater credit risk by paying  interest at a higher rate.  The  difference  between the yield of a security  and the  yield  of a U.S.  Treasury  security  with a  comparable maturity  (the spread)  measures  the  additional  interest  paid for risk.
Spreads may increase  generally  in response to adverse  economic or market conditions.  A security's spread may also increase if the security's rating is lowered,  or the security is perceived to have an increased credit risk.
An increase in the spread will cause the price of the security to decline.

Credit  risk  includes  the  possibility  that  a  party  to a  transaction involving the Fund will fail to meet its obligations.  This could cause the
Fund to lose the  benefit  of the  transaction  or  prevent  the Fund  from selling or buying other securities to implement its investment strategy.

Call Risks
Call risk is the  possibility  that an  issuer  may  redeem a fixed  income security  before  maturity  (a call) at a price  below its  current  market price.  An increase in the  likelihood of a call may reduce the  security's price.

If a fixed  income  security is called,  the Fund may have to reinvest  the proceeds  in other  fixed  income  securities  with lower  interest  rates, higher credit risks, or other less favorable characteristics.

Prepayment Risks
Generally,  homeowners  have the option to prepay  their  mortgages  at any time without penalty.  Homeowners  frequently  refinance high interest rate mortgages  when  mortgage  rates fall.  This results in the  prepayment  of
mortgage  backed   securities  with  higher  interest  rates.   Conversely,
prepayments  due to  refinancings  decrease when mortgage  rates  increase.
This extends the life of mortgage  backed  securities  with lower  interest rates.  Other  economic  factors can also lead to increases or decreases in prepayments.  Increases  in  prepayments  of high  interest  rate  mortgage backed  securities,  or decreases in  prepayments  of lower  interest  rate mortgage  backed  securities,  may  reduce  their  yield and  price.  These factors,  particularly the relationship between interest rates and mortgage prepayments  makes the price of mortgage  backed  securities  more volatile than many other types of fixed income  securities  with  comparable  credit risks.

Mortgage  backed  securities  generally  compensate for greater  prepayment risk by  paying a higher  yield.  The  difference  between  the  yield of a mortgage backed security and the yield of a U.S.  Treasury  security with a comparable  maturity (the spread) measures the additional interest paid for risk.  Spreads may increase  generally  in response to adverse  economic or market  conditions.  A security's  spread may also increase if the security is  perceived  to have an  increased  prepayment  risk or perceived to have less market  demand.  An increase in the spread will cause the price of the security to decline.

The Fund may have to  reinvest  the  proceeds of  mortgage  prepayments  in other fixed income securities with lower interest rates,  higher prepayment risks, or other less favorable characteristics.

Risks Associated with Noninvestment Grade Securities
The  convertible  securities  in which the  Equity  Funds may invest may be
rated  below   investment   grade.   Convertible   securities  rated  below
investment  grade may be  subject to the same  risks as those  inherent  in corporate debt  obligations  that are rated below  investment  grade,  also known as junk bonds.  Junk bonds generally  entail greater  market,  credit and liquidity risks than investment grade  securities.  For example,  their prices are more  volatile,  economic  downturns and financial  setbacks may affect their prices more  negatively,  and their trading market may be more limited.

Risks Associated with Complex CMOs
CMOs with complex or highly variable  prepayment  terms,  such as companion classes,  IOs,  POs,  Inverse  Floaters  and  residuals,  generally  entail greater  market,  prepayment and liquidity risks than other mortgage backed securities.  For example,  their prices are more volatile and their trading market may be more limited.

Tax Risks
In order to be  tax-exempt,  municipal  securities  must meet certain legal requirements.  Failure  to meet such  requirements  may cause the  interest received and distributed by the Fund to shareholders to be taxable.

Changes or  proposed  changes  in federal  tax laws may cause the prices of municipal securities to fall.

Tracking Error Risk

Factors such as Fund  expenses,  imperfect  correlation  between the Fund's investments and those of its benchmarks,  rounding of share prices, changes to the  benchmark,  regulatory  policies,  and  leverage,  may  affect  its ability to achieve  perfect  correlation.  The  magnitude  of any  tracking error may be  affected  by a higher  portfolio  turnover  rate.  Because an index is just a composite  of the prices of the  securities  it  represents rather than an actual portfolio of those securities,  an index will have no expenses.  As a  result,  the  Funds,  which  will  have  expenses  such as custody,  management  fees  and  other  operational  costs,  and  brokerage
expenses,   may  not  achieve  its   investment   objective  of  accurately
correlating to an index.

Lower-Quality Municipal Securities

The Maryland Municipal Bond Fund and Pennsylvania Municipal Bond Fund may
invest a portion of their assets in lower-quality municipal securities as described in the prospectus.  While the markets for Maryland and
Pennsylvania municipal securities are considered to be adequate, adverse publicity and changing investor perceptions may affect the ability of outside pricing services used by the Funds to value their portfolio securities, and their ability to dispose of lower-quality bonds.  The outside pricing services are monitored by the Advisor to determine whether the services are furnishing prices that accurately reflect fair value.
The impact of changing investor perceptions may be especially pronounced in markets where municipal securities are thinly traded.

The Funds may choose, at its expense or in conjunction with others, to pursue litigation or otherwise exercise its rights as a security holder to seek to protect the interest of security holders if it determines this to be in the best interest of the Funds' shareholders.

Fund Expenses - Managed Allocation Funds

Mutual fund portfolios bear charges for advisory fees and operational expenses. The Managed Allocation Funds and the Underlying Funds in which they invest each bear these expenses, so investors in the Managed
Allocation Funds may bear higher expenses than a fund that invests directly in equity, fixed income or money market securities.

===========================================================================

FUNDAMENTAL INVESTMENT OBJECTIVES and Policies


The International  Equity Fund's investment  objective is to seek long-term
capital   appreciation,   primarily  through  a  diversified  portfolio  of
non-U.S. equity securities.

The Small Cap Growth  Fund's  investment  objective  is  long-term  capital appreciation.

The  Small Cap  Stock  Fund's  investment  objective  is to seek  growth of capital.

The Mid  Cap  Growth  Fund's  investment  objective  is  long-term  capital appreciation.

The Mid Cap Stock Fund's investment objective is to provide total return.

The Multi Cap Growth  Fund's  investment  objective  is  long-term  capital appreciation.

The Large Cap Growth  Fund's  investment  objective  is to provide  capital appreciation.

The Large Cap Stock Fund's investment objective is growth of principal.

The Equity Index Fund's  investment  objective is  investment  results that correspond  to the  performance  of the  Standard  &  Poor's  500 Index
(S&P 500).

The Large Cap Value  Fund's  investment  objective  is to  provide  income.
Capital   appreciation   is   a   secondary,   non-fundamental   investment
consideration.

The Equity Income Fund's investment  objective is current income and growth of capital.

The Balanced Fund's investment objective is to provide total return.

The Managed Allocation Fund - Aggressive Growth's  investment  objective is to seek capital appreciation.


The Managed Allocation Fund - Moderate Growth's investment  objective is to seek capital growth and, secondarily, income.

The Managed Allocation Fund - Conservative  Growth's  investment  objective is to seek capital appreciation and income.

The Intermediate Term Bond Fund's investment objective is current income.

The Income  Fund's  investment  objective is primarily  current  income and secondarily capital growth.

The  Short-Term  Corporate  Bond  Fund's  investment  objective  is current income.

The Maryland  Municipal Bond Fund's investment  objective is current income exempt from federal  regular income tax and Maryland state and local income taxes.

Under normal  circumstances,  the Maryland  Municipal Bond Fund will invest its  assets  so that at least  80% of the  income  it  distributes  will be exempt from  federal  regular  income tax and income  taxes  imposed by the
State of Maryland.

The  Pennsylvania  Municipal  Bond Fund's  investment  objective is current income exempt from federal  regular  income tax and  Pennsylvania  personal income taxes.

Under  normal  circumstances,  the  Pennsylvania  Municipal  Bond Fund will invest its assets so that at least 80% of the  income it  distributes  will be exempt  from  federal  regular  income  tax and  personal  income  taxes imposed by the Commonwealth of Pennsylvania.

The New York  Municipal  Bond  Fund's  investment  objective  is to provide current  income  which is exempt from  Federal  regular  income tax and the personal  income  taxes  imposed  by the  State  of New  York  and New York municipalities and is consistent with preservation of capital.

Under normal  circumstances,  the New York  Municipal Bond Fund will invest its  assets  so that at least  80% of the  income  it  distributes  will be exempt from federal  regular  income tax and personal  income taxes imposed by the state of New York and New York municipalities.

The U.S. Government Bond Fund's investment  objective is to provide current income.  Capital  appreciation is a secondary,  non-fundamental  investment consideration.

The Short Duration  Government Bond Fund's investment  objective is to seek current income, with preservation of capital as a secondary objective.

The  Pennsylvania  Tax Free Money  Market  Fund's  investment  objective is maximizing  current  income exempt from federal and  Pennsylvania  personal income taxes and providing liquidity and security of principal.

Under normal  circumstances,  Pennsylvania  Tax Free Money Market Fund will invest its assets so that at least 80% of the  income it  distributes  will be exempt from  federal  income  tax,  including  the  federal  alternative minimum tax and Pennsylvania personal income tax.

The New York Tax Free Money Market Fund's  investment  objective is to seek a high  level of  current  interest  income  that is  exempt  from  federal regular income tax as is consistent  with liquidity and relative  stability of principal.

Under  normal  circumstances,  New York Tax Free  Money  Market  Fund  will invest its assets so that at least 80% of the  income it  distributes  will be exempt from  federal  income  tax,  including  the  federal  alternative minimum tax and New York state income tax.

The Money Market  Fund's  investment  objective  is to seek current  income with liquidity and stability of principal.

The  Tax-Free  Money  Market  Fund's  investment  objective  is  maximizing current income exempt from federal  income tax and providing  liquidity and security of principal.

Under  normal  circumstances,  Tax Free Money  Market  Fund will invest its assets so that at least 80% of the  income  it  distributes  will be exempt from federal income tax, including the federal alternative minimum tax.

The U.S.  Government  Money Market Fund's  investment  objective is to seek maximum current income and provide liquidity and security of principal.

The U.S.  Treasury  Money  Market  Fund's  investment  objective is to seek current income with liquidity and stability of principal.

Unless  otherwise  stated  above,  all of  the  investment  objectives  and policies  listed  above are  fundamental.  The  investment  objectives  and policies  may not be  changed by the Funds'  Trustees  without  shareholder approval.

Each of the  following  Funds  have  adopted a  non-fundamental  investment policy  to  invest  at least 80% of its net  assets,  plus  borrowings  for investment  purposes,  in a manner  consistent  with Rule 35d-1 of the 1940
Act:  International  Equity Fund,  Small Cap Growth  Fund,  Small Cap Stock
Fund,  Mid Cap Growth  Fund,  Mid Cap Stock  Fund,  Multi Cap Growth  Fund,
Large Cap Growth Fund,  Large Cap Stock Fund,  Equity Index Fund, Large Cap
Value Fund,  Equity Income Fund,  Intermediate-Term  Bond Fund,  Short-Term
Corporate Bond Fund, U.S.  Government Bond Fund, Short Duration  Government
Bond Fund,  Money Market Fund, U.S.  Government  Money Market Fund and U.S.
Treasury  Money Market Fund.  Each such Fund will provide its  shareholders with at least  60 days  prior  notice  of any  changes  to such  policy  as required by Rule 35d-1.

===========================================================================

INVESTMENT LIMITATIONS - U.S. treasury money market fund, money market fund, new york tax-free money market fund, U.S. government BOND fund, new york municipal BOND fund, large cap value fund, large cap growth fund and mid cap stock fund

The Large Cap Growth Fund may, in the future, seek to achieve the Fund's investment objective by investing all of the Fund's  assets in a no-load, open-end management investment company having substantially the same investment objectives as the Fund. The Fund's investment policy permits such an investment. Shareholders will receive prior written notice with respect to any such investment.

Issuing Senior Securities and Borrowing Money
Each Fund may borrow money, directly or indirectly, and issue senior securities, to the maximum extent permitted under the 1940 Act, any rule or order thereunder, or any SEC staff interpretation thereof.

Underwriting
The Funds may not underwrite the securities of other issuers, except that the Funds may engage in transactions involving the acquisition, disposition or resale of their portfolio securities, under circumstances where the Funds may be considered to be an underwriter under the
Securities Act of 1933.

Investing in Real Estate
The  Funds  may not  purchase  or sell  real  estate,  provided  that  this restriction  does not prevent  the Funds from  investing  in issuers  which invest,  deal,  or  otherwise  engage  in  transactions  in real  estate or interests  therein,  or  investing in  securities  that are secured by real estate or  interests  therein.  The Funds may  exercise  their rights under agreements  relating  to such  securities,  including  the right to enforce security  interests  and  hold  real  estate  acquired  by  reason  of such enforcement until that real estate can be liquidated in an orderly manner.

Lending Cash or Securities
The Funds may not make loans, provided that this restriction does not prevent the Funds from purchasing debt obligations, entering into repurchase agreements, lending their assets to broker/dealers or institutional investors and investing in loans, including assignments and participation interests.

Investing in Commodities
The Funds may not purchase or sell physical commodities, provided that the
Funds may purchase securities of companies that deal in commodities. For purposes of this restriction, investments in transactions involving futures contracts and options, forward currency contracts, swap transactions and other financial contracts that settle by payment of cash are not deemed to be investments in commodities.

Concentration of Investments
The Funds will not make investments that will result in the concentration of their investments in the securities of issuers primarily engaged in the same industry. For purposes of this restriction, the term concentration has the meaning set forth in the 1940 Act, any rule or order thereunder, or any SEC staff interpretation thereof. Government securities and municipal securities will not be deemed to constitute an industry.

Diversification - all Funds except New York Municipal Income Fund
With respect to securities comprising 75% of the value of its total assets, the Funds will not purchase securities of any one issuer (other than cash; cash items; securities issued or guaranteed by the government of the United States or its agencies or instrumentalities and repurchase agreements collateralized by such U.S. government securities; and
securities of other investment companies) if, as a result, more than 5% of the value of its total assets would be invested in the securities of that issuer, or the Funds would own more than 10% of the outstanding voting securities of that issuer.

Investing in Exempt-Interest Obligations
The New York Tax-Free Money Market Fund will not invest less than 80% of its net assets in securities the interest on which is exempt from federal income tax, including AMT obligations.

The above  limitations  cannot be changed unless authorized by the Board of
Trustees  (Board) and by the "vote of a majority of its outstanding  voting securities,"  as  defined  by the  1940  Act.  The  following  limitations, however,  may  be  changed  by  the  Board  without  shareholder  approval.
Shareholders   will  be  notified  before  any  material  change  in  these limitations becomes effective.

Buying on Margin
     U.S Treasury Money Market Fund, Money Market Fund and New York Tax
     Free Money Market Fund: The Funds will not purchase securities on margin, provided that the Funds may obtain short-term credits necessary for the clearance of purchases and sales of securities.

     New York Municipal Bond Fund, U.S. Government Bond Fund, Large Cap
     Value Fund, and Large Cap Growth Fund: The Funds will not purchase securities on margin, provided that the Funds may obtain short-term credits necessary for the clearance of purchases and sales of securities, and further provided that the Funds may make margin deposits in connection with its use of financial options and futures, forward and spot currency contracts, swap transactions and other financial contracts or derivative instruments.

     Mid-Cap Stock Fund: The Fund will not purchase on margin, provided that the Fund may obtain short-term credits necessary for the clearance of purchases and sales of securities, and further provided that the Fund may make margin deposits in connection with its use of financial options and futures, forward and spot currency contracts, swap transactions and other financial contracts or derivative instruments.

Issuing Senior Securities and Borrowing Money
As an operating (non-fundamental) policy, the New York Tax-Free Money
Market Fund does not anticipate entering into reverse repurchase agreements in excess of 5% of its net assets.

Investing in Restricted and Illiquid Securities
The Funds may invest in restricted securities.  Restricted securities are any securities in which the Fund may invest pursuant to its investment objective and policies but which are subject to restrictions on resale under federal securities law.  Under criteria established by the Trustees, certain restricted securities are determined to be liquid.

The U.S. Government Bond Fund, New York Municipal Bond Fund and Large Cap
Value Fund will not invest more than 15% of the value of their respective net assets in illiquid securities including certain restricted securities not determined to be liquid under criteria established by the Trustees, non-negotiable time deposits and repurchase agreements providing for settlement in more than seven days after notice.

The Mid Cap Stock Fund and Large Cap Growth Fund will not purchase securities for which there is no readily available market, or enter into repurchase agreements or purchase time deposits maturing in more than seven days, if immediately after and as a result, the value of such securities would exceed, in the aggregate, 15% of the Fund's net assets.

Each Money Market Fund will not invest more than 10% of the value of its net assets in illiquid securities, including repurchase agreements providing for settlement in more than seven days after notice, and restricted securities that have not been determined to be liquid under criteria established by the Trust's Trustees.

Dealing in Puts and Calls
The New York  Tax-Free  Money Market Fund will not write or purchase put or call options.

Purchasing Securities to Exercise Control
The New York  Tax-Free  Money Market Fund will not invest in any issuer for purposes of exercising control or management.

Borrowing Money
The New  York  Tax-Free  Money  Market  Fund  will  not  borrow  money  for
investment  leverage,  but  rather  as  a  temporary,   extraordinary,   or
emergency measure or to facilitate  management of the portfolio by enabling the Fund to meet  redemption  requests  when the  liquidation  of portfolio assets is deemed to be inconvenient or  disadvantageous.  The Fund will not purchase any  securities  while  borrowings in excess of 5% of the value of its total assets are  outstanding.  The New York Tax-Free Money Market Fund does not anticipate  entering into reverse repurchase  agreements in excess of 5% of its net assets.

Pledging Assets

The Funds will not mortgage,  pledge,  or hypothecate  any of their assets, provided  that this  shall  not  apply to the  transfer  of  securities  in connection with any permissible borrowing or to collateral  arrangements in connection with permissible activities.

Investing in Other Investment Companies
The Funds may invest their assets in securities of other investment companies as an efficient means of carrying out their investment policies.
It should be noted that investment companies incur certain expenses, such as management fees, and, therefore, any investment by the Funds in shares of other investment companies may be subject to such duplicate expenses.
At the present time, the Funds expect that its investments in other investment companies may include shares of money market funds, including funds affiliated with the Funds' investment adviser.

In applying the Funds' concentration restriction: (a) utility companies will be divided according to their services, for example, gas, gas transmission, electric and telephone will each be considered a separate industry; (b) financial service companies will be classified according to the end users of their services, for example, automobile finance, bank finance and diversified finance will each be considered a separate industry; and (c) asset-backed securities will be classified according to the underlying assets securing such securities. To conform to the current view of the SEC that only domestic bank instruments may be excluded from industry concentration limitations, as a matter of non-fundamental policy, the Funds will not exclude foreign bank instruments from industry concentration limits as long as the policy of the SEC remains in effect.
In addition, investments in bank instruments, and investments in certain industrial development bonds funded by activities in a single industry, will be deemed to constitute investment in an industry, except when held for temporary defensive purposes. The investment of more than 25% of the value of the Funds' total assets in any one industry will constitute
"concentration."

Except with  respect to borrowing  money,  if a  percentage  limitation  is adhered to at the time of  investment,  a later  increase  or  decrease  in percentage  resulting  from any  change  in value  or net  assets  will not result in a violation of such restriction.  Except for the Large Cap Growth
Fund,  none of the Funds has any present  intent to borrow  money in excess of 5% of the value of its net assets during the coming fiscal year.

For  purposes  of  its  policies  and   limitations,   the  Funds  consider
certificates  of  deposit  and demand  and time  deposits  issued by a U.S.
branch of a domestic bank or savings and loan having capital,  surplus, and undivided  profits in excess of  $100,000,000  at the time of investment to be "cash items."

investment limitations - all other funds
===========================================================================

The following investment restrictions may be changed only by a vote of the majority of the outstanding Shares of a Fund.

All Funds except Pennsylvania Municipal Bond Fund, Maryland Municipal Bond
Fund and New York Municipal Bond Fund will not:

1.  Purchase securities of any one issuer, other than obligations issued or guaranteed by the U.S. Government (and "regulated investment companies" as defined in the Code for each Fund except Small Cap Stock Fund and Short Duration
Government Bond Fund), its agencies or instrumentalities, if, immediately after such purchase, more than 5% of the Fund's total assets would be invested in such issuer or the Fund would hold more than 10% of the outstanding voting securities of the issuer, except that 25% or less of the Fund's total assets may be invested without regard to such limitations.  There is no limit to the percentage of assets that may be invested in U.S. Treasury bills, notes, or other obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities.

2.  Purchase any securities which would cause more than 25% of the Fund's total assets at the time of purchase to be invested in securities of one or more issuers conducting their principal business activities in the same industry, provided that (a) there is no limitation with respect to obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities, and repurchase agreements secured by obligations of the
U.S. Government, its agencies or instrumentalities (and "regulated investment companies" as defined in the Code for each Fund except Small
Cap Stock Fund and Short Duration Government Bond Fund); (b) wholly owned finance companies will be considered to be in the industries of their parents if their activities are primarily related to financing the activities of their parents; (c) with respect to all Funds except the three Managed Allocation Funds and Small Cap Stock Fund, utilities will be divided according to their services (for example, gas, gas transmission, electric and gas, electric, and telephone will each be considered a separate industry); and (d) with respect to all Funds except the three
Managed Allocation Funds, the International Equity Fund and the Short
Duration Government Bond Fund, technology companies will be divided according to their services (for example, medical devices, biotechnology, semi-conductor, software and communications will each be considered a separate industry).

The Pennsylvania Municipal Bond Fund, Maryland Municipal Bond Fund and New
York Municipal Bond Fund will not:

1. Purchase securities of any one issuer, other than obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities, if at the end of each fiscal quarter, (a) more than 5% of the Fund's total assets (taken at current value) would be invested in such issuer (except that up to 50% of the Fund's total assets may be invested without regard to such 5% limitation), and (b) more than 25% of its total assets (taken at current value) would be invested in securities of a single issuer.
There is no limit to the percentage of assets that may be invested in U.S.
Treasury bills, notes, or other obligations issued or guaranteed by the
U.S. Government, its agencies or instrumentalities.  For purposes of this limitation, a security is considered to be issued by the governmental entity (or entities) whose assets and revenues back the security, or, with respect to a private activity bond that is backed only by the assets and revenues of a non-governmental user, such non-governmental user.

2.  Make  investments  that  will  result  in  the   concentration  of  its
investments  in the  securities  of issuers  primarily  engaged in the same industry. For purposes of this restriction,  the term concentration has the meaning  set forth in the 1940 Act,  any rule or order  thereunder,  or any
SEC staff  interpretation  thereof.  Government  securities  and  municipal securities,  except  industrial  development  bonds,  will not be deemed to constitute an industry.

In addition, all Funds will not:

1.Borrow money or issue senior securities except that each Fund may enter into reverse repurchase agreements and may otherwise borrow money or issue senior securities as and to the extent permitted by the 1940 Act or any rule, order or interpretation thereunder.  (The 1940 Act currently permits each Fund to borrow up to one-third the value of its total assets at the time of such borrowing.)

2. Make loans, except that the Fund may purchase or hold debt instruments and lend portfolio securities in accordance with its investment objective and policies, make time deposits with financial institutions and enter into repurchase agreements.

3. Purchase securities on margin, except for use of short-term credit necessary for clearance of purchases of portfolio securities, except as may be necessary to make margin payments in connection with derivative securities transactions, and except to the extent disclosed in the current prospectus or statement of additional information of such Fund;

4. Underwrite the securities issued by other persons, except to the extent that the Fund may be deemed to be an underwriter under certain securities laws in the disposition of "restricted securities";

5. Purchase or sell real estate (although investments in marketable securities of companies engaged in such activities and securities secured by real estate or interests therein are not prohibited by this restriction); and

6. Purchase or sell commodities or commodities contracts, except to the extent disclosed in the current prospectus or statement of additional information  of such Fund.

The following investment restrictions may be changed without the vote of a majority of the outstanding Shares of the Funds.  Each Fund may not:

1. Purchase or otherwise acquire any security if, as a result, more than
15% (10% in the case of New York Tax-Free Money Market Fund, U.S. Treasury
Money Market Fund, Pennsylvania Tax-Free Money Market Fund, U.S.
Government Money Market Fund and Tax-Free Money Market Fund --
collectively, the "Money Market Funds") of its net assets would be invested in securities that are illiquid.

2. Purchase securities of other investment companies, except (a) in connection with a merger, consolidation, acquisition or reorganization, and (b) to the extent permitted by the 1940 Act, or pursuant to any exemptions therefrom.

3. Mortgage or hypothecate the Fund's assets in excess of one-third of such
Fund's total assets.

4. The Small Cap Stock Fund, the International Equity Fund and the Money Market
Funds may not engage in any short sales.  Each Fund other than the Small
Cap Fund, the International Equity Fund and the Managed Allocation Funds
may not engage in short sales of any securities at any time if, immediately after and as a result of the short sale, the market value of securities sold short by such Fund would exceed 25% of the value of that
Fund's total assets.

In applying the concentration restriction for Pennsylvania Municipal Bond
Fund, Maryland Municipal Bond Fund and New York Municipal Bond Fund,
investments in certain industrial development bonds funded by activities in a single industry will be deemed to constitute investment in an industry. In addition, (a) utility companies will be divided according to their services, for example, gas, gas transmission, electric and telephone will each be considered a separate industry; (b) financial service companies will be classified according to the end users of their services, for example, automobile finance, bank finance and diversified finance will each be considered a separate industry; and (c) asset-backed securities will be classified according to the underlying assets securing such securities.

If any percentage restriction or requirement described above is satisfied at the time of investment, a later increase or decrease in such percentage resulting from a change in asset value will not constitute a violation of such restriction or requirement.  However, should a change in net asset value (NAV) or other external events cause a Fund's investments in illiquid securities to exceed the limit set forth in this Statement of
Additional Information for its investment in illiquid securities, such
Fund will act to cause the aggregate amount of such securities to come within such limit as soon as reasonably practicable.  In such an event, however, no Fund would be required to liquidate any portfolio securities where such Fund would suffer a loss on the sale of such securities.

The Underlying Funds in which the Managed Allocation Funds may invest have adopted certain investment restrictions which may be more or less restrictive than those listed above, thereby allowing a Managed Allocation
Fund to participate in certain investment strategies indirectly that may be prohibited under the fundamental and non-fundamental investment restrictions and policies listed above.

REGULATORY COMPLIANCE
The Money  Market  Funds may follow  non-fundamental  operational  policies that are more restrictive than their  fundamental  investment  limitations,
as  set  forth  in  the   prospectus   and  this  statement  of  additional
information,  in order to  comply  with  applicable  laws and  regulations, including  the  provisions  of and  regulations  under  the  1940  Act.  In
particular,   the  Money   Market   Funds  will  comply  with  the  various
requirements  of Rule 2a-7 (the Rule),  which regulates money market mutual funds.  The Money Market Funds will  determine  the  effective  maturity of their  investments  according  to the  Rule.  The  Money  Market  Funds may change  these  operational  policies  to  reflect  changes  in the laws and regulations without the approval of their shareholders.

PORTFOLIO TURNOVER
The portfolio turnover rate for each Fund is calculated by dividing the lesser of a Fund's purchases or sales of portfolio securities for the year by the monthly average value of the portfolio securities.  The Securities and Exchange Commission (SEC) requires that the calculation exclude all securities whose remaining maturities at the time of acquisition were one year or less.

The portfolio turnover rate for a Fund may vary greatly from year to year, and may also be affected by cash management requirements for share redemptions. High portfolio turnover rates will generally result in higher transaction costs, including brokerage commissions, to a Fund and may result in tax consequences to shareholders. Portfolio turnover will not be a limiting factor in making investment decisions.

For the fiscal years ended April 30, 2003 and 2002, the portfolio  turnover rates for each of the following Funds were as follows:

Fund                                                              2003    2002

International Equity Fund.........................................  42%     61%
Small Cap Growth Fund*............................................  246%   267%
Small Cap Stock Fund*...........................................    68%    136%
Mid Cap Growth Fund*..............................................  238%   106%
Mid Cap Stock Fund.............................................     80%    91%
Multi Cap Growth Fund*..........................................    194%   202%
Large Cap Growth Fund.........................................      37%    45%
Large Cap Stock Fund..............................................  36%    22%
Equity Index Fund.................................................  87%    31%
Large Cap Value Fund..........................................      32%    63%
Equity Income Fund..............................................    28%    43%
Balanced Fund.....................................................  84%    50%
Managed Allocation Fund - Aggressive Growth.................        11%    4%
Managed Allocation Fund - Moderate Growth ...................       10%    2%
Managed Allocation Fund - Conservative Growth ....................  11%    19%
Intermediate-Term Bond Fund....................................     259%   84%
Income Fund*...................................................     276%  143%
Short-Term Corporate Bond Fund*................................     170%   79%
Maryland Municipal Bond Fund......................................  18%    9%
Pennsylvania Municipal Bond Fund................................    12%    16%
New York Municipal Bond Fund......................................  50%    46%
Short Duration Government Bond Fund**.........................      96%    89%
U.S. Government Bond Fund.........................................  68%    41%

     *The variation in each Fund's portfolio turnover rate from 2003 to
     2002 was due to the Funds' investment policies which by nature are conducive to either higher or lower portfolio turnover when appropriate under market conditions.


     **The portfolio turnover rate for the Short Duration Government Bond
     Fund may vary greatly from year to year as well as within a particular year, and may also be affected by cash requirements for redemptions of Shares. High portfolio turnover rates will generally result in higher transaction costs, including brokerage commissions, to the Short Duration Government  Bond Fund and may result in additional tax consequences to the Fund's shareholders.

===========================================================================

DETERMINING MARKET VALUE OF SECURITIES

MONEY MARKET FUNDS
The Trustees  have decided that the best method for  determining  the value of portfolio  instruments is amortized cost.  Under this method,  portfolio
instruments   are  valued  at  the   acquisition   cost  as  adjusted   for
amortization  of premium or accumulation of discount rather than at current market value.  Accordingly,  neither the amount of daily income nor the NAV
is  affected  by  any  unrealized   appreciation  or  depreciation  of  the
portfolio.  In periods of declining  interest  rates,  the indicated  daily yield on Shares of the Fund  computed  by  dividing  the  annualized  daily income on the Fund's  portfolio by the NAV computed as above may tend to be higher  than a  similar  computation  made by using a method  of  valuation based upon  market  prices  and  estimates.  In periods of rising  interest rates, the opposite may be true.

A Fund's use of the amortized cost method of valuing portfolio  instruments depends on its compliance with certain  conditions in the Rule  promulgated by the SEC under the 1940 Act.  Under the Rule, the Trustees must establish procedures  reasonably designed to stabilize the NAV per share, as computed for purposes of  distribution  and redemption,  at $1.00 per share,  taking
into  account   current  market   conditions  and  the  Fund's   investment
objective.  The procedures include monitoring the relationship  between the amortized  cost value per share and the NAV per share based upon  available indications  of market value.  The Trustees will decide what, if any, steps should be taken if there is a  difference  of more  than 0.5 of 1%  between the two values. The Trustees will take any steps they consider  appropriate
(such as redemption in kind or shortening the average  portfolio  maturity)
to minimize any  material  dilution or other  unfair  results  arising from differences between the two methods of determining NAV.

INCOME, BALANCED AND EQUITY FUNDS
Market  values  of  the  Income,   Balanced  and  Equity  Funds'  portfolio
securities are determined as follows:

|     for  equity  securities,  according  to the  last  sale  price in the market in which they are primarily  traded (either a national  securities exchange or the over-the-counter market), if available;

|     in the absence of recorded sales for equity securities,  according to the mean between the last closing bid and asked prices;

|     futures  contracts and options are generally  valued at market values established  by the  exchanges  on which  they are traded at the close of trading on such exchanges.  Options traded in the over-the-counter market are generally  valued  according to the mean between the last bid and the last asked price for the option as provided  by an  investment  dealer or other  financial  institution  that  deals in the  option.  The Board may determine in good faith that another  method of valuing such  investments is necessary to appraise their fair market value;

|     for fixed  income  securities,  according to the mean between bid and asked prices as furnished by an independent pricing service,  except that fixed income  securities  with remaining  maturities of less than 60 days at the time of purchase may be valued at amortized cost; and

|     for all other  securities  at fair value as  determined in good faith by the Board.

Prices provided by independent pricing services may be determined without relying exclusively on quoted prices and may consider institutional trading in similar groups of securities, yield, quality, stability, risk, coupon rate, maturity, type of issue, trading characteristics, and other market data or factors. From time to time, when prices cannot be obtained from an independent pricing service, securities may be valued based on quotes from broker-dealers or other financial institutions that trade the securities.

Trading in Foreign Securities
Trading in foreign  securities  may be  completed  at times which vary from the closing of the New York Stock  Exchange  (NYSE).  In computing its NAV, the Fund  values  foreign  securities  at the latest  closing  price on the exchange on which they are traded  immediately  prior to the closing of the
NYSE.  Certain  foreign  currency  exchange rates may also be determined at the  latest  rate  prior to the  closing  of the NYSE.  Foreign  securities quoted in foreign  currencies are translated  into U.S.  dollars at current rates.  Occasionally,  events that affect these  values and exchange  rates may occur  between the times at which they are  determined  and the closing of the NYSE.  If such  events  materially  affect  the  value of  portfolio securities,  these  securities  may  be  valued  at  their  fair  value  as determined  in  good  faith  by  the  Funds'  Board,  although  the  actual calculation may be done by others.

WHAT DO SHARES COST?
===========================================================================

Each Equity,  Balanced,  Managed Allocation and Income Fund's NAV per Share
fluctuates  and is based on the market  value of all  securities  and other assets of the Fund.

The NAV for each class of Shares may  differ due to the  variance  in daily net income realized by each class.  Such variance will reflect only accrued net income to which the shareholders of a particular class are entitled.

REDUCING OR eliminating THE FRONT-END SALES CHARGE-Class A Shares
You can reduce or eliminate  the  applicable  front-end  sales  charge,  as follows:

Quantity Discounts
Larger  purchases  of the same Share class reduce the sales charge you pay.
You can  combine  purchases  of  Shares  made on the same day by you,  your spouse and your children  under age 21. In addition,  purchases made at one time by a  trustee  or  fiduciary  for a single  trust  estate  or a single fiduciary account can be combined.

Accumulated Purchases
If you make an additional  purchase of Shares, you can count previous Share purchases  still invested in the Fund in calculating  the applicable  sales charge on the additional purchase.

Concurrent Purchases
You can  combine  concurrent  purchases  of the same share  class of two or more MTB Funds in calculating the applicable sales charge.

Letter of Intent
You can sign a Letter of Intent  committing to purchase a certain amount of the same  class of  Shares  within  an  18-month  period  to  combine  such purchases in calculating the sales charge.  The Funds'  custodian will hold
Shares in escrow  equal to the  maximum  applicable  sales  charge.  If you complete  the Letter of Intent,  the  Custodian  will release the Shares in escrow to your  account.  If you do not fulfill  the Letter of Intent,  the
Custodian  will  redeem the  appropriate  amount  from the  Shares  held in escrow to pay the sales charges that were not applied to your purchases.

Reinvestment Privilege
You may reinvest,  within 90 days,  your Share  redemption  proceeds at the next determined NAV without any sales charge.

Purchases by Affiliates of the Funds
The  following  individuals  and their  immediate  family  members  may buy
Shares at NAV  without any sales  charge  because  there are nominal  sales efforts associated with their purchases:

|     current and retired employees and directors of M&T Bank,  M&T
   Bank Corporation and their subsidiaries;

|     current and former Trustees of the Trust;

|     clients of the M&T  Capital  Advisers and Trust Groups of M&T
   Bank;

|     employees  (including  registered  representatives) of a dealer which has a selling group  agreement with the Funds'  distributor and consents to such purchases;

|     current and retired  employees of any  sub-adviser  to the MTB Funds;
   and

|     investors  referred by any  sub-adviser  to the MTB Funds.  Immediate
   relatives  include  grandparents,   parents,  siblings,   children,  and
   grandchildren of a qualified  investor,  and the spouse of any immediate relative.

PURCHASES  WITH  PROCEEDS  FROM   REDEMPTIONS  OF  MUTUAL  FUND  SHARES  OR
ANNUITIES
Investors may purchase Class A Shares of each of the Funds at NAV,  without a sales  charge,  with the proceeds  from  either:  (i) the  redemption  of shares of a mutual fund which was sold with a sales  charge or  commission;
or (ii) fixed or variable rate annuities.  The purchase must be made within
60 days of the redemption,  and M&T Bank's Mutual Fund Services must be notified  by  the  investor  in  writing,  or by the  investor's  financial institution,  at the  time the  purchase  is  made,  and must be  presented satisfactory evidence of the redemption.  Redemptions of mutual fund shares that are subject to a contingent  deferred sales charge are not eligible to purchase Fund Shares under this method.  The distributor will uniformly and periodically  offer to pay cash payments as  incentives  to  broker/dealers whose  customers or clients  purchase Shares of a Fund under this "no-load"
purchase  provision.  This  payment  will be made out of the  distributor's assets and not by the Trust, the Funds or a Fund's shareholders.

REDUCING OR  ELIMINATING  THE  CONTINGENT  DEFERRED  SALES  CHARGE-Class  B
Shares and class c shares
These reductions or eliminations are offered because:  no sales commissions have been  advanced to the  investment  professional  selling  Shares;  the shareholder has already paid a Contingent  Deferred Sales Charge (CDSC); or
nominal sales efforts are associated with the original purchase of Shares.


Upon  notification to the Distributor or the Funds' transfer agent, no CDSC will be imposed on redemptions:

|     following  the  death or  post-purchase  disability,  as  defined  in
   Section  72(m)(7)  of the  Internal  Revenue  Code of 1986,  of the last surviving shareholder;

|     representing  minimum  required   distributions  from  an  Individual
   Retirement  Account or other  retirement  plan to a shareholder  who has attained the age of 70 1/2;

|     of Shares that represent a reinvestment  within 90 days of a previous redemption;

|     which are  involuntary  redemptions  processed  by a Fund because the accounts do not meet the minimum balance requirements; and

|     which  are   qualifying   redemptions  of  Class  B  Shares  under  a
   Systematic Withdrawal Program.

HOW ARE THE FUNDS SOLD?
===========================================================================


Under the Distributor's  Contract with the Fund, the Distributor  (Edgewood
Services, Inc.) offers Shares on a continuous, best-efforts basis.

FRONT-END SALES CHARGE REALLOWANCES
The  Distributor  receives a front-end sales charge on certain Share sales.
The  Distributor  generally  pays up to 90%  (and as much as  100%) of this
charge  to  investment   professionals  for  sales  and/or   administrative
services. Any payments to investment  professionals in excess of 90% of the
front-end   sales  charge  are  considered   supplemental   payments.   The
Distributor retains any portion not paid to an investment professional.

RULE 12B-1 PLANS
As  compensation  type plans,  the Rule 12b-1 Plans are designed to pay the
Distributor  (who  may  then  pay  investment  professionals  such as banks
(including  M&T  Bank  and  its  affiliates),   broker/dealers,   trust
departments  of banks,  and registered  investment  advisers) for marketing activities (such as advertising,  printing and  distributing  prospectuses, and providing  incentives to investment  professionals) to promote sales of
Shares so that overall Fund assets are maintained or increased.  This helps the Funds  achieve  economies  of scale,  reduce  per share  expenses,  and provide cash for orderly  portfolio  management and Share  redemptions.  In addition,  the Funds' service providers that receive  asset-based fees also benefit from stable or increasing Fund assets.

The Funds  may  compensate  the  Distributor  more or less than its  actual marketing  expenses.  In no event will the Fund pay for any expenses of the
Distributor that exceed the maximum Rule 12b-1 Plan fee.

For some  classes of Shares,  the  maximum  Rule 12b-1 Plan fee that can be paid in any one year may not be sufficient  to cover the  marketing-related
expenses  the  Distributor  has  incurred.   Therefore,  it  may  take  the
Distributor a number of years to recoup these expenses.

Class C Shares

Investment  professionals  that sell Class C Shares are entitled to receive a 0.75% 12b-1 fee on assets in the 13th month after the sale.

SHAREHOLDER SERVICES
The  Funds  may  pay  M&T   Securities,   Inc.  and  other   investment
professionals   for   providing   shareholder   services  and   maintaining
shareholder  accounts.  M&T  Securities,  Inc.  may  select  others  to perform these services for their customers and may pay them fees.

Class B Shares

Investment  professionals  that sell Class B Shares are entitled to receive a 0.25%  shareholders  services  fee on assets in the 13th month  after the sale.


SUPPLEMENTAL PAYMENTS
Investment  professionals  may  be  paid  fees  out of  the  assets  of the
Distributor  (but not out of Fund assets) or Adviser.  The  Distributor may be reimbursed by the Adviser or its affiliates.

Investment     professionals    receive    such    fees    for    providing
distribution-related  or  shareholder  services such as  sponsoring  sales, providing sales  literature,  conducting  training  seminars for employees, and  engineering  sales-related  computer  software  programs  and systems.
Also, investment  professionals may be paid cash or promotional incentives, such as  reimbursement  of  certain  expenses  relating  to  attendance  at
informational   meetings   about  the  Fund  or  other  special  events  at
recreational-type  facilities,  or items of material value.  These payments will be based upon the amount of Shares the investment  professional  sells or may sell and/or upon the type and nature of sales or  marketing  support furnished by the investment professional.

EXCHANGING SECURITIES FOR SHARES
===========================================================================
You may  contact  the  Distributor  to  request  a  purchase  of  Shares in exchange for  securities  you own. The Funds reserve the right to determine whether to accept your  securities  and the minimum market value to accept.
The Funds will value your  securities  in the same  manner as it values its assets.  This exchange is treated as a sale of your  securities for federal tax purposes.

SUBACCOUNTING SERVICES
===========================================================================

Certain  investment  professionals  may  wish to use the  transfer  agent's
subaccounting    system   to   minimize   their   internal    recordkeeping
requirements.  The  transfer  agent may  charge a fee based on the level of subaccounting  services rendered.  Investment  professionals holding Shares in a fiduciary,  agency,  custodial, or similar capacity may charge or pass through  subaccounting  fees as part of or in addition  to normal  trust or agency account fees.  They may also charge fees for other services that may be related to the ownership of Shares. This information should,  therefore,
be  read  together  with  any  agreement   between  the  customer  and  the
investment  professional about the services provided,  the fees charged for those services, and any restrictions and limitations imposed.

REDEMPTION IN KIND
===========================================================================

Although  each Fund intends to pay Share  redemptions  in cash, it reserves the right, as described  below, to pay the redemption  price in whole or in part by a distribution of a Fund's portfolio securities.

Because the Funds have  elected to be governed by Rule 18f-1 under the 1940
Act,  each  Fund  is  obligated  to  pay  Share   redemptions  to  any  one
shareholder  in cash  only up to the  lesser of  $250,000  or 1% of the net assets represented by such Share class during any 90-day period.

Any Share redemption  payment greater than this amount will also be in cash unless the Funds' Board  determines that payment should be in kind. In such a  case,  the  Fund  will  pay all or a  portion  of the  remainder  of the redemption  in  portfolio  securities,  valued  in the same way as the Fund determines its NAV. The portfolio  securities  will be selected in a manner that  the  Funds'  Board  deems  fair  and  equitable  and,  to the  extent available, such securities will be readily marketable.

Redemption in kind is not as liquid as a cash redemption.  If redemption is made in kind,  shareholders  receiving the portfolio securities and selling them before their maturity could receive less than the redemption  value of the securities and could incur certain transaction costs.

===========================================================================

ACCOUNT AND SHARE INFORMATION

VOTING RIGHTS
Each Share of a Fund gives the  shareholder  one vote in Trustee  elections and other matters submitted to shareholders for vote.

All Shares of the Trust have equal  voting  rights,  except that in matters affecting  only a  particular  Fund or class,  only  Shares of that Fund or class are entitled to vote.

Trustees  may be  removed  by the  Board or by  shareholders  at a  special meeting.  A special  meeting  of  shareholders  will be called by the Board upon the  written  request  of  shareholders  who own at  least  10% of the
Trust's outstanding shares of all series entitled to vote.


As  of  August  1,  2003,  the  following  shareholders  owned  of  record, beneficially, or both, 5% or more of the outstanding shares:

U.S.  Treasury  Money  Market Fund (Class A) -  Manufacturers  and Traders,
Tice & Co., Buffalo, NY (78.11%)

New York Tax-Free Money Market Fund (Class A) -  Manufacturers  and Traders
Trust Co., Tice & Co.,  Buffalo,  NY (35.78%);  and National  Financial
Services Co., New York, NY (26.52%).

Money Market Fund (Class A) -  Manufacturers  and Traders,  Tice & Co.,
Buffalo,  NY (21.42%);  and National  Financial  Services Co., New York, NY
(13.87%).

U.S.  Government Bond Fund (Class A) - Krauss &  Company,  Buffalo,  NY
(28.21%); SEI Trust Company,  Oaks, PA (22.23%);  Manufacturers and Traders
Bank, Reho & Co., Buffalo,  NY (21.75%);  Tico & Co.,  Buffalo,  NY
(13.29%).

New York Municipal Bond Fund (Class A) - Krauss & Company,  Buffalo, NY
(22.25%);  Tico &  Co.,  Buffalo,  NY (11.01%);  and SEI Trust Company,
Oaks, PA (9.40%).

Pennsylvania  Municipal  Bond  Fund  (Class  A)  -  Krauss  &  Company,
Buffalo,  NY (57.86%);  and  Manufacturers  &  Traders  Trust Co., Tice
& Co., Buffalo, NY (30.41%).

Intermediate-Term  Bond Fund (Class A) - Krauss & Company,  Buffalo, NY
(50.97%);  Manufacturers  & Traders Trust Co., Tice & Co., Buffalo,
NY (30.29%);  and  Manufacturers and Traders Bank, Reho & Co., Buffalo,
NY (13.50%).

Large  Cap  Value  Fund  (Class  A) - Krauss  &  Company,  Buffalo,  NY
(29.08%); SEI Trust Company,  Oaks, PA (24.02%);  Manufacturers and Traders
Bank, Reho & Co.,  Buffalo,  NY (18.08%);  and Tico & Co., Buffalo,
NY (9.03%).

Large Cap Value Fund  (Class B) - State  Street Bank &  Trust,  Orchard
Park, NY (6.70%).

Large Cap Growth Fund (Class A) -  Manufacturers  and  Traders  Bank,  Reho
&  Co.,  Buffalo,  NY  (29.04%);  Krauss  &  Company,  Buffalo,  NY
(26.93%);  Managed Allocation Fund - Moderate Growth, Horsham, PA (12.70%);
Managed  Allocation  Fund  -  Moderate  Growth  II,  Horsham,  PA  (9.42%);
Manufacturers  &  Traders  Trust  Co.,  Tice  &  Co.,  Buffalo,  NY
(8.70%);  and Managed  Allocation  Fund - Aggressive  Growth,  Horsham,  PA
(8.34%).

Mid Cap Stock Fund (Class A) -  Manufacturers  and Traders Bank, Reho &
Co.,  Buffalo,  NY (45.07%);  SEI Trust Company,  Oaks, PA (9.78%);  Krauss
&  Company,  Buffalo,  NY  (7.35%);  and Tico &  Co.,  Buffalo,  NY
(6.46%).

Small  Cap  Stock  Fund  (Class  A) - Krauss  &  Company,  Buffalo,  NY
(45.99%); and Manufacturers and Traders Bank, Buffalo, NY (45.43%).
International  Equity Fund (Class A) - Manufacturers and Traders Bank, Reho
&  Co.,  Buffalo,  NY  (44.40%);  Krauss  &  Company,  Buffalo,  NY
(37.77%); and Tico & Co., Buffalo, NY (11.41%).

International  Equity Fund (Class B) - NFSC FEBO #01D-520683,  Mahopac,  NY
(20.47%);  NFSC FEBO #01D-514705,  Oakton,  VA (10.29%);  State Street Bank
and Trust, Freedom, NY (5.85%);  State Street Bank and Trust, Orchard Park,
NY (5.78%);  State  Street Bank and Trust,  Edwardsville,  PA (5.52%);  and
NFSC FEBO #01D-511170, Rhinebeck, NY (5.44%).

Shareholders  owning  25% or more of  outstanding  shares may be in control and be able to affect the outcome of certain  matters  presented for a vote of shareholders.


===========================================================================

TAX INFORMATION

FEDERAL INCOME TAX
Each Fund  intends to meet  requirements  of  Subchapter  M of the Internal
Revenue  Code  applicable  to  regulated  investment  companies.  If  these requirements  are not met, it will not receive  special tax  treatment  and will be subject to federal corporate income tax.

Each Fund will be treated as a single,  separate  entity for federal income tax purposes so that income  earned and capital  gains and losses  realized by the Trust's other  portfolios  will be separate  from those  realized by the Fund.

FOREIGN INVESTMENTS
If a Fund purchases  foreign  securities,  their  investment  income may be subject to foreign  withholding or other taxes that could reduce the return on these  securities.  Tax treaties  between the United  States and foreign countries,  however, may reduce or eliminate the amount of foreign taxes to which the Fund would be subject.  The effective  rate of foreign tax cannot be predicted  since the amount of Fund assets to be invested within various countries  is  uncertain.  However,  the Funds  intend to  operate so as to qualify for treaty-reduced tax rates when applicable.

Distributions  from a Fund may be based on estimates of book income for the year. Book income generally  consists solely of the coupon income generated by the  portfolio,  whereas  tax-basis  income  includes  gains  or  losses attributable  to currency  fluctuation.  Due to differences in the book and
tax   treatment  of   fixed-income   securities   denominated   in  foreign
currencies,  it is  difficult  to  project  currency  effects on an interim basis.  Therefore,  to the  extent  that  currency  fluctuations  cannot be anticipated,  a portion of  distributions  to  shareholders  could later be designated  as a return of  capital,  rather  than  income,  for income tax purposes, which may be of particular concern to simple trusts.

If a Fund invests in the stock of certain  foreign  corporations,  they may constitute  Passive Foreign  Investment  Companies (PFIC), and the Fund may
be subject to Federal income taxes upon disposition of PFIC investments.

Tax-Free  Portfolios:  Tax-Free  Money Market Fund,  Pennsylvania  Tax Free
Money  Market  Fund,  NEW  YORK  TAX-FREE   MONEY  MARKET  FUND,   Maryland
Municipal  Bond  Fund,  NEW  YORK  MUNICIPAL  BOND  FUND  AND  Pennsylvania
Municipal Bond Fund
If a Tax-Free  Portfolio  satisfies the  requirement  that, at the close of each  quarter of its taxable  year,  at least 50% of the value of its total assets  consists of  securities  the interest on which is  excludable  from gross income under section 103(a) of the Code, it may pay  "exempt-interest
dividends"  to  its  shareholders;   each  Tax-Free  Portfolio  intends  to
continue  to satisfy  this  requirement.  Those  dividends  constitute  the portion of its aggregate  dividends  (excluding capital gain distributions)
equal  to the  excess  of its  excludable  interest  over  certain  amounts disallowed as deductions.  Exempt-interest  dividends are excludable from a shareholder's  gross income for Federal  income tax purposes,  although the amount of those  dividends  must be  reported  on the  recipient's  Federal income tax return.  Shareholders'  treatment of  dividends  from a Tax-Free
Portfolio  under  state  and  local  income  tax laws may  differ  from the treatment  thereof  under  the Code.  Investors  should  consult  their tax advisors concerning this matter.

Interest  on  indebtedness  incurred  or  continued  by  a  shareholder  to purchase or carry  shares of a Tax-Free  Portfolio  is not  deductible  for
federal  income  tax  purposes.   Under  IRS  rules  for  determining  when
borrowed  funds are used for  purchasing  or  carrying  particular  assets,
Tax-Free  Portfolio  shares may be  considered  to have been  purchased  or carried  with  borrowed  funds even  though  those  funds are not  directly linked to the shares.

Entities or persons  who are  "substantial  users" (or  persons  related to
"substantial   users")  of   facilities   financed   by  private   activity
obligations  ("PABs") should consult their tax advisors  before  purchasing shares of a  Tax-Free  Portfolio  because,  for users of  certain  of these facilities,  the interest on those bonds is not exempt from federal  income tax.  For  these  purposes,  "substantial  user" is  defined  to  include a
"non-exempt  person" who regularly  uses in a trade or business a part of a facility  financed  from the  proceeds of PABs.  Interest  on certain  PABs
(which the  Tax-Free  Portfolios  expect to  purchase)  is treated as a Tax
Preference  Item,  although it remains fully tax-exempt for regular Federal income  tax  purposes;  a portion  (not  expected  to  exceed  20%) of each
Tax-Free  Portfolio's  exempt-interest  dividends thus may constitute a Tax
Preference  Item.  Interest on all  tax-exempt  obligations  is included in
"adjusted current earnings" of corporations for purposes of the AMT.

If shares of a Tax-Free  Portfolio  are sold at a loss after being held for six  months  or less,  the loss  will be  disallowed  to the  extent of any exempt-interest  dividends  received  on  those  shares,  and any  loss not disallowed  will be treated as long-term,  instead of  short-term,  capital loss to the extent of any capital gain distributions received thereon.

If a  Tax-Free  Portfolio  invests in  instruments  that  generate  taxable interest income, under the circumstances  described in the prospectuses and in the discussion of municipal  market discount bonds below, the portion of any dividend of that Portfolio  attributable to the interest earned thereon will be taxable to its  shareholders  as  ordinary  income to the extent of its earnings and profits,  and only the  remaining  portion will qualify as an  exempt-interest  dividend.  The  exempt-interest  dividend  portion  is determined  by the  ratio of  (1) the  net  tax-exempt  income a  Portfolio realizes for the entire year to (2) the  aggregate  amount of distributions for the  year and  thus is an  annual  average,  rather  than a  day-to-day determination.  Moreover,  if a Tax-Free Portfolio realizes capital gain as a result  of market  transactions,  any  distributions  of the gain will be taxable to its shareholders.

A Tax-Free  Portfolio  may invest in  municipal  bonds that are  purchased, generally not on their original issue,  with market discount (that is, at a price less than the principal  amount of the bond or, in the case of a bond that was issued with original issue discount,  a price less than the amount of the issue  price  plus  accrued  original  issue  discount)  ("municipal market  discount  bonds").  If a bond's  market  discount  is less that the product of  (1) 0.25% of the  redemption  price at maturity  times  (2) the number of complete years to maturity after the Tax-Free  Portfolio acquired the bond,  then no market  discount  is  considered  to exist.  Gain on the disposition  of a municipal  market  discount bond  purchased by a Tax-Free
Portfolio  after  April 30,  1993 (other than a bond with a fixed  maturity date within one year from its  issuance),  generally is treated as ordinary
(taxable)  income,  rather than capital  gain,  to the extent of the bond's accrued  market  discount at the time of  disposition.  Market  discount on such a bond  generally  is  accrued  ratably,  on a daily  basis,  over the period between the dates of acquisition  and maturity.  In lieu of treating the  disposition  gain as above, a Tax-Free  Portfolio may elect to include market  discount in its gross  income  currently,  for each taxable year to which it is attributable.

Up to 85% of  social  security  and  railroad  retirement  benefits  may be included in taxable  income for  recipients  whose  adjusted  gross  income
(including  income from  tax-exempt  sources such as a Tax-Free  Portfolio)
plus 50% of their benefits  exceeds  certain base amounts.  Exempt-interest dividends from Tax-Free  Portfolio  still would be tax-exempt to the extent described above;  they would only be included in the calculation of whether
a  recipient's  income  exceeded  the  established   amounts.   Receipt  of
tax-exempt  income may result in  collateral  tax  consequences  to certain other taxpayers,  including financial  institutions,  property and casualty insurance  companies,  certain foreign  corporations  doing business in the
United  States,  certain S  corporations  with  excess  passive  income and individuals  otherwise  eligible for the earned income credit.  Prospective purchasers of Portfolio  shares should consult their own tax advisors as to the applicability of any such collateral consequences.

Shares  of a  Tax-Free  Portfolio  would  not be  suitable  for  tax-exempt institutions  and for tax-exempt  retirement  plans qualified under section
401 of the Code, H.R. 10 plans and individual retirement accounts.

NEW YORK TAXES
Under existing New York laws,  shareholders of the NY Municipal Income Fund and NY Tax-Free  Money Market Fund will not be subject to New York State or
New York City  personal  income  taxes on dividends to the extent that such dividends  qualify  as  "exempt  interest  dividends"  under  the  Internal
Revenue  Code  of  1986  and  represent  interest  income  attributable  to obligations  of the State of New York and its  political  subdivisions,  as well as certain  other  obligations,  the  interest on which is exempt from
New York  State and New York  City  personal  income  taxes,  such as,  for example,  certain  obligations of the  Commonwealth  of Puerto Rico. To the
extent  that   distributions   are   derived   from  other   income,   such
distributions  will be subject to New York State or New York City  personal income tax.

The NY  Municipal  Income  Fund and NY  Tax-Free  Money  Market Fund cannot predict  in  advance  the exact  portion  of their  dividends  that will be exempt  from New  York  State  and New York  City  personal  income  taxes.
However,  the Funds will  report to  shareholders  at least  annually  what percentage of the dividends they actually paid is exempt from such taxes.

Dividends  paid by the NY  Municipal  Income  Fund  and NY  Tax-Free  Money
Market Fund are exempt from the New York City  unincorporated  business tax to the same  extent  that they are exempt  from the New York City  personal income tax.

Dividends  paid by the Fund are not excluded from net income in determining
New  York  State or New  York  City  franchise  taxes  on  corporations  or financial institutions.

Income from the NY Municipal  Income Fund and NY Tax-Free Money Market Fund
is not  necessarily  free  from  taxes  in  states  other  than  New  York.
Shareholders  are urged to consult  their own tax  advisers  regarding  the status of their accounts under state and local tax laws.

Dividends  paid by the NY  Municipal  Income  Fund  and NY  Tax-Free  Money
Market  Fund  that are  attributable  to the net  interest  earned  on some temporary  and any  realized  net  short-term  capital  gains  are taxed as ordinary income.

PENNSYLVANIA TAXES
The Pennsylvania Municipal Bond Fund and Pennsylvania Tax-Free Money
Market Fund intend to invest all, or substantially all, of its assets in debt obligations the interest on which is exempt for federal income tax purposes.  In order for the Funds to pay tax-exempt dividends for any taxable year, at least 50% of the aggregate value of the Funds' assets at the close of each quarter of the Funds' taxable year must consist of exempt-interest obligations.

As described in this SAI, the Pennsylvania Municipal Bond Fund and
Pennsylvania Tax-Free Money Market Fund are designed to provide investors with tax-exempt interest income.  The Funds are not intended to constitute a balanced investment program and is not designed for investors seeking capital appreciation or maximum tax-exempt income irrespective of fluctuations in principal.  Shares of the Funds would not be suitable for tax-exempt institutions and may not be suitable for retirement plans qualified under Section 401 of the Internal Revenue Code (the "Code"),
H.R. 10 plans and individual retirement accounts since such plans and accounts are generally tax-exempt and, therefore, would not gain any additional benefit from the Funds' dividends being tax-exempt.  In addition, the Funds may not be an appropriate investment for persons or entities that are "substantial users" of facilities financed by private activity bonds or "related persons" thereof.  "Substantial user" is defined under U.S. Treasury Regulations to include a non-exempt person which regularly uses a part of such facilities in its trade or business and whose gross revenues derived with respect to the facilities financed by the issuance of bonds are more than 5% of the total revenues derived by all users of such facilities, which occupies more than 5% of the usable area of such facilities or for which such facilities or a part thereof were specifically constructed, reconstructed or acquired.  "Related persons" include certain related natural persons, affiliated corporations, partnerships and its partners and an S corporation and its shareholders.

MARYLAND TAXES
To the extent that dividends  paid by the Funds qualify as  exempt-interest
dividends  of  a  regulated   investment   company,   the  portion  of  the
exempt-interest  dividends that represents  interest  received by the Funds
(a)  on  obligations  of  Maryland  or  its  political   subdivisions   and
authorities,  (b) on obligations of the United States,  or (c)  obligations of certain  authorities,  commissions,  instrumentalities,  possessions  or territories  of the United  States,  will be exempt from Maryland state and local income taxes when  allocated or  distributed  to a shareholder of the
Funds.  In addition,  gains realized by the Funds from the sale or exchange of a bond issued by Maryland or a political  subdivision of Maryland,  will not be subject to Maryland state and local income taxes.

To the extent that  distributions  of the Funds are attributable to sources other  than  those  described  in the  preceding  paragraph,  such as,  for example,  interest  received by the Funds on  obligations  issued by states other than  Maryland or capital  gains  realized on  obligations  issued by
U.S.  territories and possessions and from states other than Maryland,  and income earned on repurchase agreements,  such distributions will be subject to Maryland state and local income taxes.  Income earned on certain private activity  bonds  (other  than  obligations  of the State of  Maryland  or a political  subdivision  or  authority  thereof)  which the Funds might hold will constitute a Maryland tax preference for individual  shareholders.  In addition,  capital  gains  realized by a  shareholder  upon a redemption or exchange of  portfolio  shares will be subject to Maryland  state and local income taxes.

===========================================================================

WHO MANAGES AND PROVIDES SERVICES TO THE FUNDS?

BOARD OF TRUSTEES
The Board is responsible for managing the Trust's  business affairs and for
exercising   all  the  Trust's   powers  except  those   reserved  for  the
shareholders.  The  following  tables  give  information  about  each Board member and the senior  officers of the Funds.  Where  required,  the tables separately  list Board  members who are  "interested  persons" of the Funds
(i.e.,   "Interested"   Board   members)  and  those  who  are  not  (i.e.,
"Independent" Board members).  Each Board member oversees all portfolios of the Trust and serves for an indefinite term.  Information  about each Board member is provided below and includes each person's:  name, address,  birth date, present  position(s) held with the Trust,  principal  occupations for the past five  years,  other  directorships  held,  and total  compensation received as a Trustee from the Trust for its most recent  fiscal year.  The
Trust is  composed  of 34 funds and is the only  investment  company in the
Fund Complex.


INTERESTED TRUSTEE BACKGROUND AND COMPENSATION

----------------------------------------------------------------------------
Name
Address                                                        ------------
--------------------  ---------------------------------------     Total
Birth date                                                     Compensation
Position With Trust   Principal Occupations for Past Five          From
Date Service Began    Years and Other Directorships Held          Trust
----------------------------------------------------------------------------
----------------------------------------------------------------------------
Mark J. Czarnecki+    Principal Occupations: Executive Vice         $0
--------------------  President, Manufacturers and Traders
Manufacturers and     Trust Company ("M&T Bank"),
Traders Trust         division head for M&T Bank's
Company               investment area, M&T Investment
One M&T Plaza     Group.
Buffalo, NY 14203
Birthdate:            Other Directorships Held:  None
November 3, 1955

Trustee

Began serving:
August 2000

----------------------------------------------------------------------------
______________________________________________________________________________________

+ Mark J. Czarnecki is "interested"  due to positions he holds with M&T
Bank, the Funds' adviser.

INDEPENDENT TRUSTEES BACKGROUND AND COMPENSATION

----------------------------------------------------------------------------
Name
Address                                                        ------------
--------------------  ---------------------------------------     Total
Birth date                                                     Compensation
Position With Trust   Principal Occupations for Past Five          From
Date Service Began    Years and Other Directorships Held          Trust
----------------------------------------------------------------------------
----------------------------------------------------------------------------
Randall I. Benderson   Principal Occupations: President and      $20,000
--------------------  Chief Operating Officer, Benderson
570 Delaware Avenue   Development Company, Inc.
Buffalo, NY           (construction).
Birth date: January
12, 1955              Other Directorships Held: None

Trustee

Began serving:
February 1990

----------------------------------------------------------------------------
----------------------------------------------------------------------------
Joseph J. Castiglia   Principal Occupations: Chairman of the     $20,000
Roycroft Campus       Board,  HealthNow New York, Inc.
21 South Grove        (health care company) ; Chairman of
Street, Suite 291     the Board, Catholic Health System of
East Aurora, NY       Western New York (hospitals, long-term
14052                 care, home health care); and former
Birth date: July      President, Chief Executive Officer and
20, 1934              Vice Chairman, Pratt & Lambert
                      United, Inc. (manufacturer of paints
Trustee               and chemical specialties).

Began serving:        Other Directorships Held: Energy East
February 1988         Corp.

----------------------------------------------------------------------------
----------------------------------------------------------------------------
John S. Cramer       Principal Occupations: Retired              $20,000
4216 Jonathan Lane   President and Chief Executive Officer,
Harrisburg, PA 17110 Pinnacle Health System (health care).
Birth date:
February 22, 1942    Other Directorships Held: None

Trustee

Began serving:
December 2000

----------------------------------------------------------------------------
----------------------------------------------------------------------------
Daniel R. Gernatt,    Principal Occupations: President and       $20,000
Jr.                   CFO, Gernatt Asphalt Products, Inc.;
Richardson &      Executive Vice President, Dan Gernatt
Taylor Hollow Roads   Gravel Products, Inc.; Vice President,
Collins, NY           Country Side Sand & Gravel, Inc.
Birth  date: July
14, 1940              Other Directorships Held: None

Trustee

Began serving:
February 1988

----------------------------------------------------------------------------
----------------------------------------------------------------------------
George K.             Principal Occupations: Retired             $20,000
Hambleton, Jr.        President, Brand Name Sales, Inc.
1003 Admiral's Walk   (catalog showroom operator); Retired
Buffalo, NY           President, Hambleton & Carr, Inc.
Birth date:           (catalog showroom operator).
February 8, 1933
                      Other Directorships Held: None
Trustee

Began serving:
February 1988

----------------------------------------------------------------------------

OFFICERS

----------------------------------------------------------------------------

--------------------                                           ------------
                      ---------------------------------------
Name                                                              Total
Address                                                        Compensation
Birth date          --Principal Occupations for Past Five          From
Position With Trust   Years and Previous Positions                Trust*
----------------------------------------------------------------------------
----------------------------------------------------------------------------
Edward C. Gonzales    Principal Occupations: President and          $0
--------------------  Executive Vice President of other
Federated Investors   funds distributed by Federated
Tower                 Securities Corp.; Vice Chairman,
Pittsburgh, PA        Federated Investors, Inc.; Trustee,
Birth date: October   Federated Administrative Services.
22, 1930
                      Previous Positions:  Trustee or
Chairman              Director of other funds distributed by
                      Federated Securities Corp.; CEO and
                      Chairman, Federated Administrative
                      Services; Vice President, Federated
                      Investment Management Company,
                      Federated Investment Counseling,
                      Federated Global Investment Management
                      Corp. and Passport Research, Ltd.;
                      Director and Executive Vice President,
                      Federated Securities Corp.; Director,
                      Federated Services Company; Trustee,
                      Federated Shareholder Services Company.

----------------------------------------------------------------------------
----------------------------------------------------------------------------
Charles L. Davis      Principal Occupations: Vice President,        $0
Federated Investors   Director of Mutual Fund Services and
Tower                 Strategic Relationships Management,
Pittsburgh, PA        Federated Services Company.
Birth Date:  March
23, 1960

Chief Executive
Officer
----------------------------------------------------------------------------
----------------------------------------------------------------------------
Carl W. Jordan        Principal Occupations: President,             $0
One M&T Plaza     M&T Securities, Inc., since 1998;
Buffalo, NY           Administrative Vice President, M&T
Birth date: January   Bank, 1995-2001; Senior Vice
2, 1955               President, M&T Bank, 2001-Present.

President

----------------------------------------------------------------------------
----------------------------------------------------------------------------
Kenneth G. Thompson   Principal Occupations: Administrative         $0
One M&T Plaza     Vice President, M&T Bank; Vice
Buffalo, NY           President, M&T Bank, 1999-2002;
Birth date:           Region Sales Manager, M&T
September 4, 1964     Securities, Inc., 1995-1999.

Vice President

----------------------------------------------------------------------------
----------------------------------------------------------------------------
Beth S. Broderick     Principal Occupations: Vice President,        $0
Federated Investors   Mutual Fund Services Division,
Tower                 Federated Services Company.
Pittsburgh, PA
Birth date: August
2, 1965

Vice President and
Assistant Treasurer

----------------------------------------------------------------------------
----------------------------------------------------------------------------
Richard J. Thomas     Principal Occupations:  Treasurer of          $0
Federated Investors   the Federated Fund Complex; Senior
Tower                 Vice President, Federated
Pittsburgh, PA        Administrative Services.
Birth Date:  June
17, 1954              Previous Positions:  Vice President,
                      Federated Administrative Services;
Treasurer             held various management positions
                      within Funds Financial Services
                      Division of Federated Investors, Inc.
----------------------------------------------------------------------------
----------------------------------------------------------------------------
C. Grant Anderson     Principal Occupations: Counsel, Reed          $0
Federated Investors   Smith, LLP
Tower                 Previous Positions Corporate Counsel,
Pittsburgh, PA        Federated Investors, Inc.; Vice
Birth date:           President, Federated Services Company.
November 6, 1940

Secretary

----------------------------------------------------------------------------
o.....Officers do not receive any compensation from the Funds.

COMMITTEES of the board
----------------------------------------------------------------------------------
Board     Committee        Committee Functions                         Meetings
Committe--Members        ----------------------------------------------Held
                                                                       During
                                                                       Last
                                                                       Fiscal
                                                                       Year
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------

----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
 Audit    Randall I.       The Audit Committee reviews and                One
          Benderson        recommends to the full Board the
          ---------------  independent auditors to be selected to
          Joseph J.        audit the Funds' financial statements;
          Castiglia        meets with the independent auditors
          John S. Cramer   periodically to review the results of
          Daniel R.        the audits and report the results to
          Gernatt, Jr.     the full Board; evaluates the
          George K.        independence of the auditors, reviews
          Hambleton, Jr.   the Funds' internal audit function; and
                           investigates any matters brought to the
                           Committee's attention that are within
                           the scope of its duties.
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------

----------------------------------------------------------------------------------

Board ownership of shares in the funds and in the TRUST
AS OF dECEMBER 31, 2002
---------------------------------------------------------------------------
----------------------------------------------
Interested              Dollar      Aggregate
Board Member Name     Range ofDollar Range of
                        SharesShares Owned in
                         Owned      the Trust
                    in Fund[s]
----------------------------------------------
----------------------------------------------
Mark J. Czarnecki               Over $100,000
----------------------------------------------
----------------------------------------------
     VISION Mid     $1-$10,000
Cap Stock Fund
----------------------------------------------
----------------------------------------------
     VISION New
York Tax-Free      -----------
-------------------       Over
     Money Market     $100,000
Fund
----------------------------------------------
----------------------------------------------

-------------------

----------------------------------------------
----------------------------------------------
Independent             Dollar      Aggregate
Board Member Name     Range ofDollar Range of
                        SharesShares Owned in
                         Owned      the Trust
                    in Fund[s]
----------------------------------------------
----------------------------------------------
Randall I.                      Over $100,000
Benderson
----------------------------------------------
----------------------------------------------
     VISION New
York Tax-Free      -----------
-------------------       Over
     Money Market     $100,000
Fund
----------------------------------------------
----------------------------------------------

----------------------------------------------
----------------------------------------------
Joseph J. Castiglia             Over $100,000
----------------------------------------------
----------------------------------------------
     VISION Money   $1-$10,000
Market Fund
----------------------------------------------
----------------------------------------------
VISION Large Cap          Over
Growth Fund           $100,000
----------------------------------------------
----------------------------------------------
John S. Cramer                     $1-$10,000
----------------------------------------------
----------------------------------------------

----------------------------------------------
----------------------------------------------
     VISION
Managed Allocation -----------
------------------- $1-$10,000
     Fund -
Moderate Growth
----------------------------------------------
----------------------------------------------
     VISION
International      -----------
Equity              $1-$10,000
-------------------
     Fund
----------------------------------------------
----------------------------------------------

----------------------------------------------
----------------------------------------------
Daniel R. Gernatt,              Over $100,000
Jr.
----------------------------------------------
----------------------------------------------
     VISION New
York Tax-Free      -----------
-------------------$10,000-$50,000
     Money Market
Fund
----------------------------------------------
----------------------------------------------
     VISION Large
Cap Growth         -----------
-------------------       Over
     Fund             $100,000
----------------------------------------------
----------------------------------------------
     VISION Large
Cap Value          -----------
-------------------       Over
     Fund             $100,000
----------------------------------------------
----------------------------------------------
     VISION Mid           Over
Cap Stock Fund        $100,000
----------------------------------------------
----------------------------------------------
VISION                    Over
International         $100,000
Equity Fund
----------------------------------------------
----------------------------------------------
George K.                          $1-$10,000
Hambleton, Jr.
----------------------------------------------
----------------------------------------------
     VISION
------------------------------
     Money Market   $1-$10,000
Fund
----------------------------------------------


As of August 1, 2003,  the Funds'  Board and Officers as a group owned less than 1% of each Fund's outstanding Shares.


INVESTMENT ADVISER
The Adviser conducts  investment  research and makes  investment  decisions for the Funds.

The Adviser  shall not be liable to the Trust or any Fund  shareholder  for any losses that may be sustained in the purchase,  holding,  or sale of any security or for  anything  done or omitted by it,  except acts or omissions involving willful  misfeasance,  bad faith,  gross negligence,  or reckless disregard of the duties imposed upon it by its contract with the Trust.

As required by the 1940 Act, the Funds' Board has reviewed the Funds'
investment advisory contract and subadvisory contracts.  The Board's decision to approve these contracts reflects the exercise of its business judgment on whether to continue the existing arrangements.  During its review of these contracts, the Board considers many factors, among the most material of which are: the Funds' investment objectives and long term performance; the Adviser's and subadvisers' management philosophy, personnel, and processes; the preferences and expectations of Fund shareholders and their relative sophistication; the continuing state of competition in the mutual fund industry; comparable fees in the mutual fund industry; and the range and quality of services provided to the Funds and its shareholders by the M&T organization in addition to investment advisory services.

In assessing the Adviser's and subadvisers' performance of their respective obligations, the Board also considers whether there has occurred a circumstance or event that would constitute a reason for it to not renew an advisory contract.  In this regard, the Board is mindful of the potential disruptions of the Funds' operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract.  In particular, the Board recognizes that most shareholders have invested in the Funds on the strength of the Adviser's industry standing and reputation and in the expectation that the Adviser will have a continuing role in providing advisory services to the Funds.

The Board also considers the compensation and benefits received by the adviser and subadvisers.  This includes fees received for services provided to the Funds by other entities in the M&T organization and research services received by the Adviser and subadvisers from brokers that execute Fund trades, as well as advisory fees.  In this regard, the
Board is aware that various courts have interpreted provisions of the 1940
Act and have indicated in their decisions that the following factors may be relevant to an adviser's compensation:  the nature and quality of the services provided by the adviser, including the performance of the fund;
the adviser's cost of providing the services; the extent to which the adviser may realize "economies of scale" as the fund grows larger; any indirect benefits that may accrue to the adviser and its affiliates as a result of the adviser's relationship with the fund; performance and expenses of comparable funds; and the extent to which the independent
Board members are fully informed about all facts bearing on the adviser's service and fee.  The Funds' Board is aware of these factors and takes them into account in its review of the Funds' advisory contract.

The Board considers and weighs these circumstances in light of its substantial accumulated experience in governing the Funds and working with the Adviser and subadviser on matters relating to its funds, and is assisted in its deliberations by the advice of independent legal counsel.
In this regard, the Board requests and receives a significant amount of information about the Funds and the Adviser and subadviser.  M&T provides much of this information at each regular meeting of the Board, and furnishes additional reports in connection with the particular meeting at which the Board's formal review of the advisory contracts occurs.  In between regularly scheduled meetings, the Board may receive information on particular matters as the need arises.  Thus, the Board's evaluation of an advisory contract is informed by reports covering such matters as: the adviser's investment philosophy, personnel, and processes; the fund's short- and long-term performance (in absolute terms as well as in relationship to its particular investment program and certain competitor or "peer group" funds), and comments on the reasons for performance; the fund's expenses (including the advisory fee itself and the overall expense structure of the fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the fund's portfolio securities; the nature and extent of the advisory and other services provided to the fund by the
Adviser and the subadviser and their respective affiliates; compliance and audit reports concerning the Funds and the companies that service them;
and relevant developments in the mutual fund industry and how the funds and/or the Adviser are responding to them.

The Board also receives financial information about the Adviser and subadviser, including reports on the compensation and benefits the Adviser or subadviser, as the case may be, derives from its relationships with the
Funds.  These reports cover not only the fees under the advisory contracts, but also fees received by the Adviser's or subadviser's subsidiaries for providing other services to the Funds under separate contracts (e.g., for serving as the Funds' administrator and transfer agent).  The reports also discuss any indirect benefit the Adviser or subadviser may derive from its receipt of research services from brokers who execute fund trades.


The Board bases its decision to approve an advisory contract on the totality of the circumstances and relevant factors, and with a view to past and future long-term considerations.  Not all of the factors and considerations identified above are relevant to every fund, nor does the
Board consider any one of them to be determinative.  Because the totality of circumstances includes considering the relationship of each fund to the
MTB family of funds, the Board does not approach consideration of every fund's advisory contract as if that were the only fund offered by M&T.


SUB-ADVISERS
New York Tax-Free Money Market Fund
The Adviser has delegated daily  management of the NY Tax-Free Money Market
Fund to the sub-adviser,  Federated Investment  Management Company (FIMCO).
On June 21, 1999,  Federated  Investment  Counseling (FIC)  transferred its
Sub-Advisory  Contract to its affiliate,  Federated  Investment  Management
Company. FIC served as sub-adviser since September 8, 1998.

For its  services  under the  Sub-Advisory  Agreement,  FIMCO  receives  an allocable  portion of the  advisory  fee the Adviser  receives  from the NY
Tax-Free  Money  Market  Fund.  The  allocation  is based on the  amount of securities  which  FIMCO  manages  for the  Fund.  This  fee is paid by the
Adviser out of the fees it  receives  and is not a Fund  expense.  FIMCO is paid by the Adviser as follows:

---------------------------------------------------------
Sub-Advisory Fee  Average Daily Net Assets of the Fund
---------------------------------------------------------
---------------------------------------------------------
0.20%             on  the  first  $100  million  average
                  daily net assets;
---------------------------------------------------------
---------------------------------------------------------
0.18%             on  the  next  $100  million   average
                  daily net assets; and
---------------------------------------------------------
---------------------------------------------------------
0.15%             on average  daily net assets over $200
                  million.
---------------------------------------------------------

---------------------------------------------------------------------------

Mid Cap Stock Fund
The Adviser has  delegated  daily  management  of the Mid Cap Stock Fund to the sub-adviser, Independence Investment LLC (Independence).

For its services under the Sub-Advisory  Agreement,  Independence  receives an allocable  portion of the advisory fee the Adviser receives from the Mid
Cap Stock Fund. The  allocation is based on the amount of securities  which
Independence  manages for the Fund.  This fee is paid by the Adviser out of the fees it receives  and is not a Fund  expense.  Independence  is paid by the Adviser as follows:

---------------------------------------------------------
Sub-Advisory Fee  Average Daily Net Assets of the Fund
---------------------------------------------------------
---------------------------------------------------------
0.40%             on assets up to $500 million
---------------------------------------------------------
---------------------------------------------------------
0.35%             on assets in excess of $500 million
---------------------------------------------------------

Large Cap Growth Fund

The Adviser has delegated daily  management of the Large Cap Growth Fund to the sub-adviser,  Montag &  Caldwell,  Inc. (M&C).  Alleghany Asset
Management,  Inc.  (the parent of M&C)  was  acquired by ABN AMRO North
America Holding Company on January 31, 2001.

For its services  under the  Sub-Advisory  Agreement,  M&C  receives an allocable  portion of the advisory fee the Adviser  receives from the Large
Cap Growth Fund. The allocation is based on the amount of securities  which
M&C  manages  for the Fund.  This fee is paid by the Adviser out of the fees it receives and is not a Fund expense.  M&C is paid by the Adviser as follows:

---------------------------------------------------------
Sub-Advisory Fee  Average Daily Net Assets of the Fund
---------------------------------------------------------
---------------------------------------------------------
0.50%             on  the  first  $50  million   average
                  daily net assets;
---------------------------------------------------------
---------------------------------------------------------
0.40%             on the next $50 million  average daily
                  net assets; and
---------------------------------------------------------
0.30%             on  the  next  $100  million   average
                  daily net assets; and,
---------------------------------------------------------
---------------------------------------------------------
0.20%             on average  daily net assets over $200
                  million.
---------------------------------------------------------

International Equity Fund
The Adviser has  delegated  daily  management of the  International  Equity
Fund to the sub-adviser,  UBS Global Asset Management  (Americas) Inc (UBS)
(formerly,   Brinson   Partners,   Inc.).   For  its  services   under  the
Sub-Advisory  Agreement,  UBS receives an allocable portion of the advisory
fee  the  Adviser  receives  from  the   International   Equity  Fund.  The
allocation is based on the amount of  securities  which UBS manages for the
Fund.  This fee is paid by the Adviser  out of the fees it receives  and is not a Fund expense. UBS is paid by the Adviser as follows:

---------------------------------------------------------
Sub-Advisory Fee  Average Daily Net Assets of the Fund
---------------------------------------------------------
---------------------------------------------------------
0.40%             on  the  first  $50  million   average
                  daily net assets
---------------------------------------------------------
---------------------------------------------------------
0.35%             on  the  next  $150  million   average
                  daily net assets
---------------------------------------------------------
---------------------------------------------------------
0.30%             on average  daily net assets over $200
                  million
---------------------------------------------------------

Small Cap Stock Fund
The Adviser has delegated daily management of the value component of the
Small Cap Stock Fund to a sub-adviser, LSV Asset Management (LSV). For its services under the Sub-Advisory Agreement, LSV receives an allocable portion of the advisory fee the Adviser receives from the Small Cap Stock
Fund. The allocation is based on the amount of securities which LSV manages for the Fund. This fee is paid by the Adviser out of the fees it receives and is not a Fund expense.  LSV is paid by the Adviser as follows:

---------------------------------------------------------
Sub-Advisory Fee  Average Daily Net Assets of the Fund
---------------------------------------------------------
---------------------------------------------------------
0.65%             On  the  first  $50  million   average
                  daily net assets
---------------------------------------------------------
---------------------------------------------------------
0.55%             On average  daily net assets  over $50
                  million
---------------------------------------------------------

The Adviser has delegated daily management of the growth component of the
Small Cap Stock Fund to a sub-adviser, Mazama Capital Management, Inc.
(Mazama). For its services under the Sub-Advisory Agreement, Mazama receives an allocable portion of the advisory fee the Adviser receives from the Small Cap Stock Fund. The allocation is based on the amount of securities which Mazama manages for the Fund. This fee is paid by the
Adviser out of the fees it receives and is not a Fund expense.  Mazama is paid by the Adviser as follows:

---------------------------------------------------------
Sub-Advisory Fee  Average Daily Net Assets of the Fund
---------------------------------------------------------
0.70%             On average daily net assets
---------------------------------------------------------

Code of ethics restrictions on personal trading
As required by SEC rules, the Funds, their Adviser and Distributor have adopted codes of ethics. These codes govern securities trading activities of investment personnel, Trustees, and certain other employees. Although they do permit these people to trade in securities, including those that the Funds could buy, they also contain significant safeguards designed to protect the Funds and their shareholders from abuses in this area, such as requirements to obtain prior approval for, and to report, particular transactions.

VOTING PROXIES ON FUND PORTFOLIO SECURITIES

The Board has  delegated  to the Advisor  authority  to vote proxies on the securities  held in the Fund's  portfolio.  The Board has also approved the
Advisor's  policies and  procedures  for voting the proxies,  which are set forth in their entirety below.

                       MTB INVESTMENT ADVISORS, INC.
                            PROXY VOTING POLICY

                               INTRODUCTION
      MTB Investment Advisors, Inc. acknowledges that among its duties as a fiduciary to its clients is the obligation to protect the interests of its clients by voting the shares held by its clients' accounts.  In order to ensure that shares are voted in all appropriate circumstances, Adviser will exercise voting discretion as to all shares unless voting discretion is specifically reserved for the client or assigned to a third party in the advisory contract.  To ensure that shares are voted in a consistent manner and in the best interest of its clients, Adviser has adopted this
Proxy Voting Policy.
                      GENERAL STANDARDS AND APPROACH
      Each year, the Adviser receives hundreds of proxy solicitations with respect to voting securities held in client accounts.  The matters to be voted upon may be proposals of management or of stockholders, and cover a diverse assortment of complex issues.  Whether the interests of shareholders are best served by a vote "for" or "against" a proposal often depends upon the context, the effects that adoption could have on the company's business, and the motivations of the parties making the proposal.  These determinations require a considerable investment of time, resources and expertise.
      Given the sheer volume of proxies, and the broad spectrum of issues to be voted upon, the proxy voting process represents a considerable administrative burden.  In order to efficiently discharge its duty to vote proxies, Adviser has engaged a third party, Institutional Shareholder
Services, Inc. ("ISS") to perform the function of analyzing and providing recommendations on voting proxies.
      ISS is the acknowledged industry leader in assisting institutional shareholders with the types of proxy analysis described above.  Adviser has reviewed the policies and considerations applied by ISS in voting proxies and found them to be fully consistent with the policies of
Adviser, which are set forth in detail herein.  Accordingly, Adviser will generally follow the ISS recommendations in voting proxies.
      In general, Adviser believes that it is in the best interests of its clients to vote its clients' shares so as to promote the alignment of the interests of corporate management with the interests of its shareholders, to improve the accountability of corporate management to its shareholders, to reward good performance by management, and to approve proposals that
Adviser believes will result in financial rewards for its clients.
      Adviser reserves the right to override any voting policy stated
below when it believes that a vote contrary to a policy would be in the best interest of Adviser's clients.  Any vote contrary to a stated policy must be approved by the Trade Management Oversight Committee of the
Adviser's Board of Directors, or that Committee's designee.  A written summary of the considerations in making the voting decision should be prepared and retained with the records of the proxy.
      Adviser believes that addressing its proxy voting obligations as described in this Proxy Voting Policy will promote the best interests of shareholders, and therefore, will be in the best interests of Adviser's clients.

                           CONFLICTS OF INTEREST

      Adviser may have a conflict of interest in voting a particular proxy.  A conflict of interest could arise, for example, as a result of a business relationship with a company, or a direct or indirect business interest in the matter being voted upon, or as a result of a personal relationship with corporate directors or candidates for directorships.
Whether a relationship creates a material conflict of interest will depend upon the facts and circumstances.
      The Trade Management Oversight Committee has reviewed a copy of the
ISS policies, procedures and practices regarding potential conflicts of interest that could arise in ISS proxy voting services to Adviser as result of business conducted by ISS.  The Trade Management Oversight
Committee believes that the policies, procedures and practices followed by
ISS minimize the potential conflicts of interest by ISS in making voting recommendations to Adviser.
      Whenever a portfolio manager determines that it is in a client's best interest to vote on a particular proposal in a manner other than in accordance with the guidelines set forth in this Proxy Voting Policy, or the policy does not address how to vote on the proposal, the portfolio manager shall present the matter to the Trade Management Oversight
Committee, which shall be responsible for evaluating information relating to conflicts of interest in connection with the voting of the client proxy.
      For purposes of identifying conflicts under this policy, the Trade
Management Oversight Committee will rely on publicly available information about a company and its affiliates, information about the company and its affiliates that is generally known by employees of Adviser, and other information actually known by a member of the Trade Management Oversight
Committee.
      In the event that the Trade Management Oversight Committee determines that Adviser has a material conflict of interest with respect to a proxy proposal, then Adviser shall either:
            1.  Vote on the proposal in accordance with the recommendation of the Trade Management Oversight Committee or that committee's designee;
            OR
            2.  Prior to voting on the proposal, either:
            (i)  Contact an independent third party (such as another plan fiduciary) to recommend how to vote on the proposal and will vote in accordance with the recommendation of such third party (or have the third party vote such proxy); or
            (ii)  Fully disclose the nature of the conflict to the
      client(s), and obtain the client's consent as to how Adviser will vote on the proposal (or otherwise obtain instructions from the client as to how the proxy on the proposal should be voted).
      Adviser may not address a material conflict of interest by abstaining from voting, unless the Trade Management Oversight Committee
(or that committee's designee) has determined that not voting the proxy is in the best interest of a client.  However, as indicated above, there may be other circumstances where Adviser determines that refraining from voting a proxy is in the client's best interest and the existence of a material conflict of interest shall not affect such a determination.
      The Trade Management Oversight Committee shall document the manner in which proxies involving a material conflict of interest have been voted by Adviser as well as the basis for any determination that Adviser does not have a material conflict of interest in respect of a particular matter.
ROUTINE MATTERS
VOTING FOR DIRECTOR NOMINEES IN UNCONTESTED ELECTIONS.
Adviser will vote for the candidates nominated by management in uncontested elections unless there is a basis or reason for opposing such candidates, in which event Adviser shall withhold its vote for such candidates.
To the extent practicable, Adviser will consider the following factors when assessing reasons for opposing candidates in uncontested elections and making case-by-case voting determinations in contested elections:
    o Long-Term Corporate Performance Record. When Adviser believes that there has been consistent underperformance by a company, Adviser will consider the potential for effecting change when evaluating incumbent candidates and first-time candidates. As part of this consideration, Adviser will examine the company's financial performance measures, market-based performance measures, S&P
      Common Stock rankings, and any other applicable performance measures.
    o Composition of the Board and Key Board Committees. Adviser will consider a director to be independent if he or she has no connection to the company other than a board seat. Even if the board member has served on the board for over ten years, he/she will still be considered to be an independent director.
      Key board committees such as audit, compensation, and nominating committees should be composed entirely of independent directors.
      Votes for insider directors will normally be withheld if they serve on any of these committees. In addition, votes for inside directors should be withheld in instances where the full board serves as the audit, compensation, or nominating committee or in instances where the company does not have one of these committees.
    o Attendance at Meetings. An incumbent candidate should have attended at least 75 percent of the board and committee meetings. Mitigating circumstances for absenteeism may include the convening of relatively few meetings and other reasonable justifications that are not likely to reoccur.
    o Director's Investment in the Company. Ownership of a significant block of stock is a positive factor because it tends to align the director's interests with those of the shareholders. The lack of any stock holding or a small holding may be a negative factor in the absence of an explanation. Stock ownership should not be a factor in the case of candidates, such as academics or religious leaders, who may be qualified to serve but lack the wealth to buy stock.
    o Retired Chief Executive Officers (CEOs). Nominations of retired CEOs to boards of the companies they headed are generally not favored but may be supported in exceptional circumstances. For example, the nomination of a retired CEO with an outstanding record of
      performance by a nominating committee composed of independent directors would be viewed more favorably than the nomination of a former CEO with a lackluster performance record by directors who owe their positions to him.
    o Number of Other Board Seats. A candidate generally should not serve on more than four boards at once (except boards of registered investment companies that are a family of funds), especially if he or she holds a regular, full-time position apart from being a director.
    o Other Factors. Any other factor bearing on the qualifications of candidates to serve as directors, including but not limited to conviction of a crime, payment of greenmail, appearance of entrenchment, interlocking directorships, etc., may be considered.
RATIFYING AUDITORS.
Adviser will vote for resolutions to ratify auditors, unless there is reason to believe the independent auditor has rendered an opinion that is neither accurate nor indicative of the company's financial position.
CHANGES IN CORPORATE GOVERNANCE AND SHAREHOLDER RIGHTS
MAJORITY OF INDEPENDENT DIRECTORS.
Adviser will generally vote for shareholder resolutions seeking boards composed of a majority of independent directors.
Adviser will vote for shareholder resolutions seeking board audit committees, compensation committees, and nomination committees composed exclusively of independent directors.
Exceptions to the rule may be made where the board is already sufficiently independent and is fulfilling its fiduciary duty making support of such proposals unnecessary.
STAGGERED VERSUS ANNUAL ELECTIONS.
Adviser will vote for proposals to repeal classified boards and elect all directors annually.
Adviser will vote against proposals to classify boards.
A classified Board is one in which all directors are not elected in the same year; rather the directors' terms of office are staggered. This eliminates the possibility of removing entrenched management at any one annual election of directors.
CUMULATIVE VOTING.
Adviser will vote for proposals to permit cumulative voting in cases where there are insufficient good governance provisions and against in cases where there are sufficient good governance provisions.
Adviser will vote against proposals to eliminate cumulative voting.
Most corporations provide that shareholders are entitled to cast one vote for each director for each share owned, which is the so-called "one share, one vote" standard. A minority of companies allow cumulative voting, which permits shareholders to distribute the total number of votes they have in any manner they see fit when electing directors. For example, if a shareholder owns 50,000 shares and three director seats are open for election, the shareholder may cast 150,000 votes for one candidate (or otherwise distribute his 150,000 votes as he desires).
While cumulative voting can be an important tool to promote management accountability, the need for such a policy should be evaluated in concert with the company's other governance provisions. If there are other safeguards to ensure that shareholders have reasonable access and input into the process of nominating and electing directors, cumulative voting in not essential. However, it would be necessary for a company's governing documents to contain the following provisions for Adviser to vote against providing for cumulative voting:
(a) Annually elected board;
(b) Majority of board composed of independent directors;
(c) Nominating committee composed solely of independent directors;
(d) Confidential voting (however, there may be a provision for suspending confidential voting during proxy contests);
(e) Ability of shareholders to call special meetings or to act by written consent with 90 days' notice;
(f) Absence of superior voting rights for one or more classes of stock.
For example, an unacceptable structure could consist of two classes of stock where Class A stock was entitled to one vote per share and Class B stock was entitled to 10 votes per share;
(g) Board does not have the sole right to change the size of the board beyond a stated range that has been approved by shareholders;
(h) Absence of shareholder rights plan that can only be removed by the incumbent directors (dead hand poison pill);
(i) (Optional) Published statement of board governance guidelines, including a description of the process for shareholders to submit director nominees that ensures valid nominees are considered.
In addition to these desired governance provisions, the company's performance must be comparable to that of its peers or the board must have demonstrated its focus on increasing shareholder value by taking action to improve performance. For example, the board may have recently replaced management or changed strategic direction.
PREEMPTIVE RIGHTS.
Adviser will vote on a case-by-case basis regarding shareholder proposals seeking preemptive rights.
Preemptive rights guarantee existing shareholders the first opportunity to purchase shares of new stock issues in the same class they already own and in an amount equal to the percentage of stock they own. While shareholders may not choose to exercise their right, it at least affords them some protection from involuntary dilution of their ownership interest, as well as an opportunity to save a brokerage commission. The absence of these rights could cause stockholders' interest in a company to be reduced by the sale of additional shares without their knowledge and at prices that are unfavorable to them. Generally, we do not believe the cost of implementing preemptive rights is justified by the value added to shareholders. In evaluating proposals on preemptive rights, Adviser will look at the size of the company and the characteristics of its shareholder base.
STOCK OWNERSHIP REQUIREMENTS.
Adviser will vote against shareholder resolutions requiring directors to own a minimum amount of company stock to qualify as a director or remain on the board.
TERM OF OFFICE.
Adviser will vote against shareholder proposals to limit the tenure of outside directors.
AGE LIMITS
Adviser will vote against shareholder proposals to impose mandatory retirement age for outside directors.
DIRECTOR AND OFFICER INDEMNIFICATION AND LIABILITY PROTECTION.
Adviser will vote for proposals for indemnification and liability protection that satisfy the following conditions: (1) the director must have acted in good faith and in a manner that he reasonably believed was in the best interests of the company, (2) such protection does not extend beyond legal expenses to acts involving gross negligence or other violations of the duty of care that exceed reasonable standards, (3) such protection does not extend to acts involving a breach of the duty of loyalty or self dealing, (4) such protection does not limit or eliminate entirely directors' and officers' liability for monetary damages for violating the duty of care; and (5) such protection does not extend to acts involving criminal activity. Adviser will vote against proposals that are overly broad.
SEPARATING CHAIRMAN AND CEO.
Adviser will vote shareholder proposals requiring that the positions of chairman and CEO be held separately on a case-by-case basis.
In cases in which corporate performance is average or better relative to a peer group and market index, Adviser will vote against shareholder proposals to separate the positions. In cases in which performance is below average, Adviser will generally vote for resolutions to separate the positions, especially if the same person has held both positions over a sustained period of underperformance.
SHAREHOLDERS' ABILITY TO REMOVE DIRECTORS.
Adviser will vote against proposals that provide that directors may be removed only for cause.
Adviser will vote for proposals to restore shareholder ability to remove directors with or without cause.
Adviser will vote against proposals that provide that only continuing directors may elect replacements to fill board vacancies.
Adviser will vote for proposals that permit shareholders to elect directors to fill board vacancies.
Shareholders' ability to remove directors, with or without cause, is either prescribed by a state's business corporation law, an individual company's articles of incorporation, or its bylaws. Many companies have solicited shareholder approval prohibiting the removal of directors except for cause (guilty of self-dealing, fraud, or misappropriation of company assets). This type of prohibition insulates the directors from removal by shareholders even if the director has been performing poorly, not attending meetings, or not acting in the best interest of shareholders. In addition, proposals will often be bundled to contain provisions which specify that if a board vacancy exists, only the continuing directors may appoint new directors to fill the vacancies, further insulating the board by allowing directors to fill a vacancy of a board member removed by shareholders.
SHAREHOLDERS' ABILITY TO CALL SPECIAL MEETINGS.
Adviser will vote against proposals to restrict or prohibit shareholder ability to call special meetings.
Adviser will vote for proposals that remove restrictions on the right of shareholders to call special meetings independently of management.
According to the Institutional Shareholder Services, Inc. (ISS) database, most state corporation statutes allow shareholders to call a special meeting when they want to take action on certain matters that arise between regularly scheduled annual meetings. The laws in some states vest corporations with the discretion to limit or deny altogether the right of shareholders to call a special meeting. States that provide this right may require that the shareholder proponent, or group of shareholders, own a specified percentage of the outstanding shares (10 percent is a common requirement) to bring the proposal for a special meeting to a shareholder vote. The percentage of shareholder votes required to force the corporation to call a special meeting varies from state to state. ISS reports that 129 of the S&P 500 companies either do not provide for the right of shareholders to call special meetings or place voting restrictions on the right. The remaining 371 companies allow the right to call special meetings.
Special meetings give shareholders the ability to take such actions as removing directors, initiating a shareholder resolution, or responding to a beneficial offer if the bidder cannot call a special meeting, without having to wait for the next scheduled meeting. The inability to call a special meeting could be detrimental to the interests of shareholders.
The most common management proposals regarding special meetings seek higher vote requirements to call special meetings or elimination of the right to special meetings. These management proposals also may contain supermajority voting requirements for the amendment of special meeting restrictions, which effectively lock the restrictions in place.
Shareholder resolutions regarding special meetings typically call for the restoration or expansion of the right to call special meetings.

SHAREHOLDERS' ABILITY TO ALTER THE SIZE OF THE BOARD.
Adviser will vote for proposals that seek to fix the size of the board.
Adviser will vote against proposals that give management the ability to alter the size of the board without shareholder approval.
SHAREHOLDERS' ABILITY TO ACT BY WRITTEN CONSENT.
Adviser will vote against proposals to restrict or prohibit shareholders from taking action by written consent.
Adviser will vote for proposals to allow or make easier shareholder action by written consent.
A consent solicitation is similar to a proxy solicitation: consents are mailed to shareholders for their vote and signature, and they are then delivered to management. The only procedural difference is that the consent process ends with delivery of the consents. If enough consents are returned, the subject of the consent is deemed ratified. By contrast, a proxy solicitation must end with a meeting because proxy cards merely authorize the indicated "proxy" to cast a vote at a shareholder meeting. A signed consent is itself a final vote and, as such, does not require a vote by proxy at a shareholder meeting.
Consent solicitations can be advantageous to both shareholders and management because the process is less expensive than holding a physical meeting, and shareholders can simply respond to the proposal by mail.
Institutional Shareholder Services, Inc. (ISS) reports that 350 of the
S&P 500 companies allow shareholder action by written consent. The remaining 150 companies either do not allow action by written consent or place restrictions on such action.
Many states require a unanimous shareholder vote for the subject of a consent solicitation to become effective, according to ISS. In other states, consent subjects are ratified if the consent vote matches the ratification vote required at a shareholder meeting.
Detractors of the ability to act by written consent argue that since shareholders are not required to provide advance notice to the SEC of their intention to take action by written consent, a consent solicitation aimed at replacing a board or other takeover measure can be inherently coercive because it does not allow shareholders enough time to evaluate their actions properly. Shareholder rights advocates counter that institutional investors possess the expertise and resources to evaluate a consent solicitation in the allotted time.
PROXY CONTESTS
VOTING FOR DIRECTOR NOMINEES IN CONTESTED ELECTIONS.
Contested elections involving the nomination of an entire board of directors in opposition to the current board (hostile takeover) or the nomination of a minority of directors in opposition to the management slate (proxy contest) shall be voted on a case-by-case basis with the vote determined by the Adviser's Trade Management Oversight Committee or that
Committee's designee.
Among the relevant considerations for a determination of the vote are the overall long-term financial performance of the target company, management's track record, background of the proxy contest, qualifications of director nominees, evaluation of the positions of both sides and likelihood of accomplishing proposed objectives, and stock ownership holdings.
REIMBURSING PROXY SOLICITATION EXPENSES.
Adviser will vote shareholder proposals that provide for full reimbursement for dissidents waging a proxy contest on a case-by-case basis.
Generally, the reimbursement system is currently biased as reimbursement for incumbents is rarely denied with reimbursement of dissidents only being paid if they gain control of the company. Factors to be considered in determining how to vote include the identity of persons who will pay solicitation expenses, estimated total cost of solicitation, total expenditures to date, fees to be paid to proxy solicitation firms, and the terms of a proxy contest settlement, if applicable. If the request for reimbursement is after the proxy contest, consider the percentage of the votes captured by the dissidents and management, the issues involved, and the expected benefits resulting from the proxy contest as well as the total amount requested in efforts to estimate a reasonable cost for lawyer fees, professional solicitors, investment bankers, travel costs, mailing and printing.
COMPENSATION
EXECUTIVE COMPENSATION PLANS.
Adviser will vote on stock option plans, incentive plans, and other executive compensation plans on case-by-case determinations of reasonableness.
Adviser will evaluate executive compensation plans by measuring shareholder value transfer (SVT) using a Binomial Model developed by
Institutional Shareholder Services (ISS), which is a variation of the widely known Black-Scholes mathematical option pricing formula and allows for the possibility of early option exercise and other characteristics unique to nonpublicly traded options, and voting power dilution (VPD).
Voting power dilution is the relative reduction in voting power as stock-based incentives are exercised and existing shareholders'
proportional ownership in a company is diluted. SVT and VPD, as calculated by ISS, are compared to an industry-specific, market cap-based benchmark
(allowable cap) calculated by ISS. If SVT and VPD are less than the allowable cap, Adviser will generally vote in favor of the plan; if SVT and VPD are greater than the allowable cap, Adviser will generally vote against the plan. Although no single factor below may be dispositive of a voting determination, other factors to be considered are as follows:
    o Option Exercise Price. Adviser does not favor option exercise prices for executives that are less than 100 percent of fair market value at the grant date.
    o Replacing or Repricing Awards or Grants. Adviser does not favor stock option plans with provisions that allow the repricing of options already granted at a lower exercise price or that allow participants to swap options already granted for lower priced options. (This policy relates to so-called "underwater" options, for which the stock price has dropped below the exercise price.) An exception may be considered if the decline in stock price results from a market phenomenon rather than company-specific poor performance.
    o Omnibus or Blank Check Stock Plans. Adviser does not favor "omnibus"
      or "blank check" stock plans that give directors broad discretion to decide how much and what kind of stock to award, when to make awards, and to whom the awards should be made. (Omnibus plans authorize five or more different types of awards.)
    o Pyramiding. Adviser generally does not favor "pyramiding," a cashless form of stock option exercise that permits the payment for stock options with previously owned, appreciated shares in successive, short-term transactions, thus pyramiding a small stock holding into a larger holding.
    o Stock Appreciation Rights. Adviser does not favor stock appreciation rights, which allow the recipient to collect, in cash, the difference between the exercise price and the market price of an option without having to make a personal cash outlay to exercise the option.
    o Reload Options (also termed Restoration Options, Incremental Stock
      Ownership, or Accelerated-Ownership Options). Adviser does not favor reload stock options, which is a compensation scheme that grants a new option for each exercise of a plan participant's stock options.
      Reloads come into play only when an option holder pays to exercise with stock; the new option is granted for shares turned in, at the current market price. The risk that a plan participant will not have captured the highest stock price is eliminated because every time an option is exercised, another option replaces the exercised option.
      This enables the participant to continue to realize all the upside potential inherent in the original stock option grant.
    o Restricted Stock. Adviser does not favor grants of stock that are subject to restrictions but cost the recipient little or nothing and are not aligned with performance goals. Such shares are usually subject to forfeiture if the recipient leaves the company before a specified period of time. The restrictions usually lapse over three to five years, during which time the recipient cannot sell his shares but is typically entitled to vote the stock and receive dividends.
    o Change of Control Features. Adviser does not favor stock option plans that incorporate provisions for acceleration or cash-out upon a change in control of the company (e.g., mergers and acquisitions).
    o Loans to Executives. Adviser generally does not favor allowance of corporate loans to company officers for the purpose of buying stock, especially if the loans are at subsidized interest rates.
    o Amendments. Adviser does not favor plans that authorize the Board of
      Directors or its Compensation Committee to materially amend a plan without shareholder approval.
DIRECTOR COMPENSATION.
Adviser will vote for director compensation plans on a case-by-case basis.
Adviser favors director compensation plans that include a large component of stock-based compensation in proportion to the cash component. The same factors for assessing the reasonableness of executive compensation plans may be applied to director compensation proposals.

SHAREHOLDER PROPOSALS TO LIMIT EXECUTIVE AND DIRECTOR PAY.
Adviser will vote for shareholder proposals to limit executive and director compensation on a case-by-case basis.
Adviser will vote for shareholder proposals seeking additional disclosure of executive and director pay information that is relevant to voting determinations under this policy.
The policy considerations identified above for voting determinations on executive compensation plans may be relevant to determinations on shareholder proposals to limit executive and director compensation.
Adviser opposes shareholder proposals that impose arbitrary limits on compensation.
GOLDEN AND TIN PARACHUTES.
Adviser will vote for shareholder proposals to submit golden and tin parachutes to shareholders for ratification.
Adviser will vote on a case-by-case basis for proposals to ratify or cancel golden or tin parachutes.
Management occasionally will propose a compensation plan that is triggered by both a change in control of the company (e.g., hostile takeover or merger) and termination of employment. These plans are commonly known as
"golden parachutes" in the case of top management and "tin parachutes" in the case of middle management and other non-highly compensated employees.
Shareholders should be allowed to vote on all plans of this type. Adviser will vote against parachute proposals that can be triggered by a mechanism or procedure that is within the control of management or that exceed three times the annual base salary and bonus of the recipients. The fact that a proposal includes reasonable provisions for guaranteed retirement and other benefits should not be viewed negatively.
EMPLOYEE STOCK OWNERSHIP PLANS (ESOP).
Adviser will vote for proposals seeking shareholder approval to implement an ESOP or to increase authorized shares for existing ESOPs, except in cases when the number of shares allocated to the ESOP is excessive (i.e., usually greater than 5 percent of the outstanding shares).
ESOPs are stock bonus plans, or combinations of stock bonus plans and money purchase pension plans, which qualify under the Internal Revenue
Code of 1986, ERISA, and other statutory and regulatory requirements. The plans are designed to defer a portion of current employee income for retirement purposes.
EMPLOYEE STOCK PURCHASE PLANS.
Adviser will vote for proposals with an offering period of 27 months or less and voting power dilution (VPD) of ten percent or less and will vote against all other proposals.
Employee stock purchase plans give employees an opportunity to purchase stock (usually at a discount to market), primarily through payroll deductions. Such plans can lead to greater commitment from employees, provide performance incentives, and allow workers to share in the growth potential of their employer.
401(k) EMPLOYEE BENEFIT PLANS.
Adviser will vote for proposals to implement 401(k) savings plans for employees.
MERGERS AND CORPORATE RESTRUCTURINGS
MERGERS AND ACQUISITIONS.
Adviser will normally vote with management when a corporation is merging with, or into, or acquiring, or being acquired by another firm or company on a friendly basis. Hostile bids will be considered on a case-by-case basis.
Adviser's vote on proposed mergers or acquisitions should promote the long-term financial interest of its clients' accounts.  Among the factors to be considered are:
    o existence of clear, long-term benefits to shareholders, such as demonstrable stock price appreciation;
    o whether a "fairness opinion" has been issued and, if so, its quality and the credibility of the provider;
    o anticipated financial and operating benefits, including synergies to be obtained, if any;
    o offer price;
    o preservation or elimination of shareholder rights;
    o whether insiders would acquire control blocks of stock or receive excessive compensation or takeover cash-outs;
    o other options that may be available.
ASSET SALES.
Adviser will vote for asset sales that yield reasonable value and that serve a stated corporate purpose, such as debt reduction, shedding an unprofitable business, elimination of diseconomies of scale or negative synergies, raising needed capital, etc.
Asset sales are often accompanied by an investment banker's opinion that compares the sale transaction with similar deals. The market response to the announcement of a proposed asset sale may also provide an indication of its effect on shareholders.

SPIN-OFFS.
Adviser will vote for spin-offs that add economic value to its clients'
investment.
A spin-off is a corporate strategy that divides a segment or division of a large company into a separate corporate entity, the shares of which are distributed to existing shareholders as a bonus or dividend. By way of example, a corporation may spin off a business that is unprofitable or distracts from its core business. Among the factors that should be considered are the following:
    o tax and regulatory advantages;
    o market reaction to the announcement of proposed spin-off;
    o effects of spin-off on parent company;
    o planned use of sale proceeds;
    o managerial incentives that promote entrepreneurial behavior and better control over operations; and
    o possible motivation to thwart takeover attempts.
LIQUIDATIONS.
Adviser will vote on liquidations on a case-by-case basis after considering management's efforts to pursue other alternatives, the appraisal value of the assets, and the compensation plan for the executives managing the liquidation.
Although obviously not good news for long-term investors, a voluntary liquidation is generally more attractive for shareholders than either a bankruptcy or an offer for the company as a whole that is less than the value of its assets.
APPRAISAL RIGHTS.
Adviser will vote for proposals to restore or confer rights of appraisal.
Mergers and other corporate restructuring transactions are subject to appraisal rights in many states. Rights of appraisal provide shareholders that are not satisfied with the terms of certain corporate transactions the right to demand a judicial review to determine a fair value for their shares.
Appraisal rights also serve another important interest. If a majority of shareholders approve a given transaction, the exercise of appraisal rights by a minority shareholder will not necessarily prevent the transaction from taking place. If a small minority of shareholders succeed in obtaining what they believe to be a fair value, appraisal rights may benefit all shareholders. The downside of appraisal rights is that if enough shareholders dissented and the courts found that a transaction's terms were unfair, appraisal rights could prevent a transaction that other shareholders had already approved.
Unless a shareholder is certain that his stock is substantially undervalued in, for example, a merger transaction, initiating the appraisal process would not be worth the time, trouble, and expense. The dissenting shareholder also faces the possibility that he will receive less for his shares than the nondissenting group, which has happened.
BLANK CHECK PREFERRED STOCK.
Adviser will vote against proposals authorizing creation of new classes of preferred stock with unspecified voting, conversion, dividend distribution, and other rights ("blank check" preferred stock).
Adviser will vote for proposals to create blank check preferred stock in cases where the company expressly states that the stock will not be used as a takeover defense or carry superior voting rights.
Adviser will vote for proposals to authorize preferred stock in cases where the company specifies the voting, dividend, conversion, and other rights of such stock and the terms of the preferred stock appear reasonable.
Adviser will vote against proposals to increase the number of blank check preferred shares authorized for issuance when no shares have been issued or reserved for a specific purpose.
Adviser will vote case-by-case on proposals to increase the number of blank check preferred shares after analyzing the number of preferred shares available for issue given a company's industry and performance in terms of shareholder returns.
Preferred stock is technically an equity security, but has certain features which liken it to debt instruments, such as fixed dividend payments, seniority of claims status over common stock and, in most cases, no voting rights (except on matters that affect the seniority of preferred stock as a class). The terms of "blank check" preferred stock give the board of directors the power to issue shares of preferred stock at their discretion--with voting, conversion, distribution, and other rights to be determined by the board at the time of issue.
SHAREHOLDER PROPOSALS REGARDING BLANK CHECK PREFERRED STOCK.
Adviser will vote for shareholder proposals to have blank check preferred stock placements, other than those issued for the purpose of raising capital or making acquisitions in the normal course of business, submitted for shareholder ratification.
DEBT RESTRUCTURINGS.
Adviser will vote on proposals to increase common and/or preferred stock and to issue shares as part of a debt restructuring on a case-by-case basis.
Factors which Adviser will consider when review debt restructurings proxies include dilution of ownership interest, change in control of the company, and potential for the company to go bankrupt should the restructuring not be approved.

TENDER OFFER DEFENSES
SHAREHOLDER RIGHTS PLANS ("POISON PILLS").
Adviser will vote for shareholder proposals calling for a company to submit its poison pill for shareholder ratification.
Adviser will generally vote against management proposals to adopt poison pills and for shareholder proposals to eliminate such poison pills.
Adviser may consider supporting a poison pill if the following factors are present:
    o 20% or higher flip-in level (a flip-in provision provides that shareholders of the target company are given the right to purchase, at a discount, shares of their own company should the acquirer surpass a specified ownership threshold);

    o sunset provisions of five years or less;
    o shareholder redemption feature: If the board refuses to redeem the pill 90 days after an offer is announced, ten percent of the shares may call a special meeting or seek a written consent to vote on rescinding the pill; and

    o no dead-hand or no-hand features.
FAIR PRICE PROVISIONS.
Adviser will vote proposals to adopt fair price provisions on a case-by-case basis, evaluating factors such as the vote required to approve the proposed acquisition, the vote required to repeal the fair price provision, and the mechanism for determining the fair price.
Adviser will vote against fair price provisions with shareholder vote requirements greater than a majority of disinterested shares.
Standard fair price provisions require that, absent board or shareholder approval of the acquisition, a bidder for the company must pay the remaining shareholders the same price for their shares as was paid to buy the control shares (usually between 5 to 20 percent of outstanding shares)
that triggered the provision. This requirement tends to make the cost of acquisition prohibitively expensive. An acquirer may avoid such a pricing requirement by obtaining the support of at least a majority of disinterested shares (fair price provisions often require a supermajority vote requirement that may effectively prevent an acquirer from obtaining relief from shareholders).
GREENMAIL.
Adviser will vote for proposals to adopt antigreenmail charter or bylaw amendments or to otherwise eliminate a company's ability to make greenmail payments.
Adviser will vote on a case-by-case basis regarding antigreenmail proposals when they are bundled with other charter or bylaw amendments.
Greenmail payments are targeted stock repurchases by management from a party seeking control of the company, usually at a substantial premium over the market value of the shares.
PALE GREENMAIL.
Adviser will generally vote on a case-by-case basis for restructuring plans that involve the payment of pale greenmail.
Pale greenmail is nothing more than an effort by management and greenmailers to disguise the true nature of their transaction behind the veil of a restructuring or public share acquisition (as opposed to a targeted share acquisition). In general, the company will acquire all the shares of a certain shareholder(s) and then buy back a percentage of the remaining shares outstanding at an amount equal to or greater than the purchase price of the investor who targeted the company. Normally, this will result in a drop in the share value following the transaction that is greater than any premium received. However, since pale greenmail is typically disguised as part of a restructuring effort, it is not easily discovered. Even when discovered, the benefits to the proposed restructuring may outweigh the negative effects of the proposed share repurchase. Therefore, Adviser will evaluate restructuring plans that include the payment of pale greenmail on a case-by-case basis.
UNEQUAL VOTING RIGHTS.
Adviser will vote against proposals that would create different classes of stock with unequal voting rights, such as dual class exchange offers and dual class recapitalizations.
Adviser adheres to the "one share, one vote" philosophy: all holders of common equity must be treated equally.
SUPERMAJORITY VOTE REQUIREMENTS.
Adviser will vote against management proposals to require a supermajority shareholder vote to approve charter or bylaw amendments or to approve mergers and other significant business combinations.
Adviser will vote for shareholder proposals to lower such supermajority requirements.
WHITE SQUIRE PLACEMENTS.
Adviser will vote for shareholder proposals to require approval of blank check preferred stock issues for other than general corporate purposes.
White Squire Placements are placements of large blocks of corporate securities, or blank check preferred stock, with friendly third parties.
This practice was followed by a series of placements done before a tender offer was threatened - the white squire placement - either to a private investor, a company's ESOP, another corporation or to an investment fund.
These placements may possibly dilute existing shareholders' equity and voting positions.
PROPOSALS DESIGNED TO DISCOURAGE MERGERS AND ACQUISITIONS IN ADVANCE.
Adviser will generally vote against proposals that direct board members to weigh socioeconomic and legal as well as financial factors when evaluating takeover bids, unless the Adviser's investment mandate from the client directs Adviser to consider social implications of the account's investments.
These provisions direct Board members to weigh socioeconomic and legal as well as financial factors when evaluating takeover bids. This catchall apparently means that the perceived interests of customers, suppliers, managers, etc. would have to be considered along with those of the shareholder. These proposals may be worded: "amendments to instruct the
Board to consider certain factors when evaluating an acquisition proposal." Directors are elected primarily to promote and protect shareholder interests. Directors should not allow other considerations to dilute or deviate from those interests.
STATE TAKEOVER STATUTES.
Adviser will vote for proposals to opt out of state takeover statutes
(control share acquisition statutes, control share cash-out statutes, freezeout provisions, fair price provisions, stakeholder laws, and disgorgement provisions) that are harmful to the long-term interests of shareholders.
Control Share Acquisition Statutes are a prevalent form of state-sponsored antitakeover legislation. Such statutes function by denying shares their voting rights when they contribute to ownership in excess of certain thresholds (e.g., for Pennsylvania companies, those thresholds are 20%,
33%, and 50%). Voting rights for those shares exceeding ownership limits may only be restored by approval of either a majority or supermajority of disinterested investors.
Control Share Cash-Out Statutes give dissident shareholders the right to
"cash-out" of their position in a company at the expense of the shareholder who has taken a control position. In other words, when an investor crosses a preset threshold level, remaining shareholders are given the right to sell their shares to the acquirer, who must buy them at the highest acquiring price.
Freezeout Provisions force an investor who surpasses a certain ownership threshold in a company (usually between ten percent and 20 percent) to wait a specified period of time (usually two to five years) before gaining control of the company.
Fair Price Provisions contain a requirement that board and shareholder approval be obtained for all takeover bids that do not meet predetermined fair price standards.
Stakeholder laws permit directors, when taking action, to weigh the interests of constituencies other than shareholders - including bondholders, employees, creditors, customers, suppliers, the surrounding community, and even society as a whole - in the process of corporate decision making. In other words, such laws allow directors to consider nearly any factor they deem relevant in discharging their duties.
Disgorgement Provisions require that an acquirer or potential acquirer of more than a certain percentage of a company's stock pay back, or disgorge to the company, any profits realized from the sale of that company's stock purchased 24 months before achieving control status. All sales of company stock by the acquirer occurring within a certain period of time (between
18 months and 24 months) prior to the investor's gaining control status are subject to these recapture-of-profit provisions.
Antitakeover laws tend to entrench management by making it difficult to effect a change in control of the corporation. Such laws are often not in the best interests of the institutional investor because they decrease the chances of realizing full shareholder value.
MISCELLANEOUS CORPORATE GOVERNANCE ISSUES
SHARE REPURCHASE PROGRAMS.
Adviser will vote for management proposals to institute open-market share repurchase plans in which all shareholders may participate on equal terms.
REDUCING PAR VALUE OF COMMON STOCK.
Adviser will vote for management proposals to reduce the par value of common stock.
STOCK DISTRIBUTIONS: SPLITS AND DIVIDENDS.
Adviser will vote for management proposals to increase common share authorization for a stock split, provided that the increase in authorized shares would not result in an excessive number of shares available for issuance given a company's industry and performance in terms of shareholder returns.
REVERSE STOCK SPLITS.
Adviser will vote for management proposals to implement a reverse stock split when the number of shares will be proportionately reduced or to avoid delisting.
Adviser will vote case-by-case on proposals to implement a reverse stock split that do not proportionately reduce the number of shares authorized for issue.
A reverse stock split is an exchange of a greater number of shares for a lesser number to increase the share price. The objective typically is to place the company's shares in an optimal trading range.
How could the number of authorized common shares increase to more than 100 percent of existing authorized shares in a reverse stock split, which should reduce the number of shares of common stock? Many companies reduce the number of outstanding shares of common stock through a reverse stock split but fail to reduce proportionately the number of shares authorized for issue. The result may effectively be a large increase in authorized share, in which case Adviser will evaluate the proposal as if it were a request for additional authorized shares. In extraordinary cases, Adviser will approve an increase in authorized shares resulting from a reverse split which would create a number of available shares in excess of the threshold amount if delisting of the company's stock is imminent and would result in greater harm to Adviser than the excessive share authorization.

INCREASE AUTHORIZED COMMON STOCK.
Adviser  will vote  case-by-case  on  proposals  to increase  the number of shares  of  common  stock  authorized  for  issuance  after  analyzing  the company's industry and performance in terms of shareholder returns.

Adviser will vote against proposals at companies with dual-class capital structures to increase the number of authorized shares of the class of stock that has superior voting rights.
Authorized common shares allow management to issue new stock in the future for ordinary business purposes such as raising new capital, funding stock compensation programs, funding business acquisitions, implementing stock splits, and paying stock dividends. (By contrast, outstanding common shares are the common stock that has been issued by the company.)
Corporations typically request a large enough number of authorized shares to provide for projected needs as well as for unexpected financing needs and unanticipated opportunities. Continually seeking shareholder approval of additional stock authorizations each time a need to issue shares for ordinary business purposes arises would be costly and impractical.
When faced with a request to increase authorized common shares, Adviser will examine the number of shares available for issuance (shares not outstanding and not reserved for issuance) as a percentage of the total number of authorized shares after giving effect to the requested increase.
Adviser recognizes that patterns of utilization of authorized common shares vary from industry to industry. Within a given industry, companies that have posted superior shareholder returns should be given more latitude with respect to capital stock increases than lesser-performing companies. Companies that have used authorized shares for stock splits and stock option plans with reasonable levels of dilution and value transfer should be given further leeway.
Institutional Shareholder Services (ISS) compiles data on common stock proposals for companies comprising 98 percent of the investable U.S.
equity market. Companies are classified into one of ten peer groups, and
ISS divides companies within each peer group into four quartiles based on three-year total shareholder returns. An 11th peer group is designated for rapidly growing companies whose shares have recently become publicly traded. An "allowable increase" for a company is set within each quartile, with the largest allowable increases for top quartile performers and the smallest for bottom quartile companies. This allowable increase represents the maximum permitted number of available shares as a percentage of authorized shares after giving effect to the requested increase.
Adviser recommends votes against proposals to increase the number of authorized common shares when the available shares on a post-increase basis exceeds the allowable increase. Proposals to increase authorized common shares are supported when the available shares after giving effect to the increase falls within the allowable increase. Adviser recommends votes for increases beyond the allowable increase when a company's shares are on the verge of being delisted or if a company's ability to continue as a going concern is uncertain.

CHANGING CORPORATE NAME.
Adviser will generally vote for management proposals to change the corporate name.
REINCORPORATION PROPOSALS.
Adviser will generally vote for reincorporation proposals that are supported by sound business reasons and that do not significantly reduce shareholder rights or management accountability; otherwise, Adviser will generally vote against reincorporation proposals.
CONFIDENTIAL VOTING.
Adviser will vote for proposals calling for corporations to adopt confidential voting, use independent vote tabulators, and use independent inspectors of election.
EQUAL ACCESS.
Adviser will vote for shareholder proposals that would allow significant shareholders equal access to management's proxy material (i) to evaluate and propose voting recommendations on proxy proposals and director nominees or (ii) to nominate their own candidates to the board.
Equal access proposals seek to include a shareholder's perspective within the company's proxy statement. These proposals are designed to "even the playing field" in the proxy system by providing large company shareholders opportunity to discuss in the proxy statement the merits of management's director nominees, nominate and profile director candidates, and discuss other management-sponsored proposals.
BUNDLED PROPOSALS.
Adviser will vote on bundled proposals on a case-by-case basis, voting for bundled proposals of which the combined effect is positive and against all others.
A bundled proposal refers to any proxy proposal that includes a number of separate elements. Some bundled proposals are fair and straightforward, involving various elements that belong together both logically and functionally. However, certain bundled proxy proposals combine unrelated issues that should be presented as separate voting items. Some companies have deliberately used these types of proposals to manipulate the vote in order to pass a questionable proposal by bundling it with a proposal(s)
that would likely pass on its own - a strategy similar to the use of riders and amendments in legislative packages.
SHAREHOLDER ADVISORY COMMITTEES.
Adviser will vote on proposals to establish shareholder advisory committees on a case-by-case basis after consideration of the potential benefits and disadvantages of the proposals.
ANNUAL MEETING LOCATION.
Adviser will normally vote against shareholder proposals to hold annual meetings somewhere other than where management desires.
DISCLOSURE.
Adviser will vote against proposals that would require any kind of government-related disclosure, such as the release of information on a corporation's military contracts, or any other unnecessary disclosure of business records.
investment company PROXIES
This section of the proxy guidelines relates to both open-end and closed-end investment companies. Open-end investment companies have no set limit on the number of shares they may issue. The value of an open-end fund's shares is determined solely by dividing the value of that fund's portfolio by the number of shares outstanding. Closed-end funds, on the other hand, have a capital stock structure akin to that of operating companies, as the number of shares they may issue is fixed. The shares of these funds trade on an exchange like other stocks and may be more or less valuable than the value of the fund's portfolio. The primary advantage of closed-end funds is that (1) they can be fully invested with far fewer liquidity concerns; and (2) they do not have to maintain the same level of liquidity as open-end funds, which must be able to redeem shares at the request of their investors.  At the time this Proxy Voting Policy was adopted, Adviser did not manage any closed-end funds.  However, issues relevant to closed-end funds are covered for the sake of completeness.
There are a few proxy issues that relate specifically to closed-end funds.
Those will be noted below.
ELECTION OF DIRECTORS.
Adviser votes on director nominees will be evaluated on a case-by-case basis, considering the following factors: board structure; director independence and qualifications; compensation of directors within the fund and family of funds; and, attendance at board and committee meetings.
Adviser will generally follow the same criteria used in the election of directors for a publicly traded corporation as discussed above.
APPROVE NEW CLASSES OR SERIES OF SHARES
Adviser will vote for the establishment of new classes or series of shares.
INVESTMENT ADVISORY AGREEMENTS.
Adviser will vote investment advisory agreements on a case-by-case basis, considering the following factors: proposed and current fee schedules;
fund category/investment objective; performance benchmarks; investment performance compared with peers; and magnitude of fee increase.
Issues that can come up in these proxies are advisory fees, which will be evaluated based on the proposed fee change as it relates to variations in asset size, the fee change relative to fund performance, the fee structure of peers, and the nature of the fund's investment profile. Another issue is changing advisors from the fund to a subsidiary of the advisers or changing the advisory agreement due to a change in the structure or purpose of the fund.
CHANGE FUNDAMENTAL RESTRICTION TO NONFUNDAMENTAL RESTRICTION
Adviser will vote proposals to change a fundamental restriction to a nonfundamental restriction on a case-by-case basis, considering the following factors: the fund's target investments; the reasons given by the fund for the change; and, the projected impact of the change on the portfolio.
Fundamental investment restrictions are limits proscribed in the fund's charter document that determine the investment practices of the fund. Such restrictions may only be amended or eliminated with shareholder approval.
Nonfundamental investment restrictions, by contrast, may be altered by the board of trustees.
CHANGE FUNDAMENTAL INVESTMENT OBJECTIVE TO NONFUNDAMENTAL
Adviser will vote proposals to change a fund's fundamental investment objective to nonfundamental on a case-by-case basis.
Although it is generally undesirable for funds to change their investment objective arbitrarily, it may be acceptable to avoid the expense and uncertainty of future shareholder votes if the ability of the fund to thereafter change its objective is subject to reasonable limits and oversight by the Board.
CHANGE IN FUND'S SUBCLASSIFICATION
Adviser will vote changes in a fund's subclassification on a case-by-case basis, considering the following factors: potential competitiveness;
current and potential returns; risk of concentration; and, consolidation in target industry.
Occasionally a fund will seek shareholder approval to change its subclassification from a diversified to a nondiversified investment fund under the Investment Company Act of 1940. The fund's manager recommends such a change because it believes that the diversification requirements of the Act are constraining and that the fund's performance could benefit from the change.
NAME CHANGE PROPOSALS
Adviser will vote name change proposals on a case-by-case basis, considering the following factors: political/economic changes in the economic market; bundling with quorum requirements; bundling with asset allocation changes; and, consolidation in target market.
CHANGES TO THE CHARTER DOCUMENT
Adviser will vote changes to the charter document on a case-by-case basis, considering the following factors: the degree of change implied by the proposal; the efficiencies that could result; and regulatory standards and implications.
CHANGE THE FUND'S DOMICILE
Adviser will vote fund reincorporations on a case-by-case basis, considering the following factors: regulations of both states; required fundamental policies of both states; and, increased flexibility available.
CONVERT CLOSED-END FUND TO OPEN-END FUND [CLOSED-END FUNDS ONLY]
Adviser will vote conversion proposals on a case-by-case basis, considering the following factors: past performance as a closed-end fund;
market in which fund invests; measures taken by the board to address the discount; and, past shareholder activism, board activity, and votes on related proposals.
PREFERRED STOCK PROPOSALS [CLOSED-END FUNDS ONLY]
Adviser will vote the authorization for or increase in preferred shares on a case-by-case basis, considering the following factors: stated specific financing purpose; other reasons management gives; and, possible dilution for common shares.
PROXY CONTESTS
Adviser will vote proxy contests on a case-by-case basis, considering the following factors: past performance; market in which the fund invests;
measures taken by board to address the issue; and, past shareholder activism, board activity, and votes on related proposals.
DISPOSITION OF ASSETS/TERMINATION/LIQUIDATION
Adviser will vote dispositions of assets/terminations/liquidations on a case-by-case basis, considering the following factors: strategies employed to save the company; the company's past performance; and, the terms of the liquidations.
AUTHORIZE BOARD TO HIRE/TERMINATE SUBADVISERS WITHOUT SHAREHOLDER APPROVAL
Adviser will generally vote on a case-by-case basis with regard to proposals authorizing the board to hire/terminate subadvisers without shareholder approval.
A fund is not currently permitted to make such changes without obtaining an exemptive order, containing specific limitations and representations, from the Securities and Exchange Commission, the terms of which restrict the fund's ability to hire/terminate subadvisers arbitrarily.
DISTRIBUTION AGREEMENTS.
Adviser will generally vote for proposed distribution agreements as long as the agreements do not call for an excessive fee rate.
Distribution Agreements provide for what is commonly known as Rule 12b-1 fees, which are paid from net assets used to promote the sale of the fund's shares. These fees provide a means of allowing the fund to increase asset size and realize economies of scale.
MASTER-FEEDER STRUCTURE
Adviser will vote for the establishment of a master-feeder structure or the investment of fund assets in an affiliated fund.
Master-feeder structures allow the fund to invest its assets in a pooled portfolio with funds having similar investment objectives. Generally, these types of arrangements lead to certain economies of scale and result in reduced operating costs and, ultimately, enhanced shareholder value.
Investments in an affiliated fund may benefit investment performance and are subject to SEC rules against excessive compensation.

MERGERS
Adviser will vote merger proposals on a case-by-case basis, considering the following factors: the resulting fee structure; the performance of both funds; and continuity of management personnel.
SHAREHOLDER PROPOSALS TO ESTABLISH DIRECTOR OWNERSHIP REQUIREMENT
Adviser will vote against the establishment of a director ownership requirement.
Adviser is generally in favor of director ownership of fund shares.
However, in large fund complexes, it may be impractical or undesirable for directors to own shares of each fund in the complex.  Therefore, Adviser believes that the terms of such a policy should be determined by the board in conjunction with the fund's management and sponsor.
SHAREHOLDER PROPOSALS TO REIMBURSE SHAREHOLDER FOR EXPENSES INCURRED
Adviser will vote on the reimbursement of expenses on a case-by-case basis.
SHAREHOLDER PROPOSALS TO TERMINATE INVESTMENT ADVISER
Adviser will vote shareholders proposals to terminate the investment adviser on a case-by-case basis, considering the following factors:
performance of the fund's NAV; and, the fund's history of shareholder relations.
SOCIAL AND ENVIRONMENTAL ISSUES
SOCIAL AND ENVIRONMENTAL ISSUES.
Adviser will generally abstain from voting on proposals dealing with other social and environmental issues in instances in which the best economic interests of Adviser's clients will not be affected positively or negatively by the determination of such an issue, unless the Adviser's investment mandate from the client directs Adviser to follow a socially responsible investment strategy, in which case the Adviser vote such matters on a case-by-case basis. In situations in which the proposal would positively affect the economic interests of Adviser's clients, Adviser will generally vote for the proposal. Conversely, in situations in which the proposal would negatively affect the economic interests of Adviser's
clients, Adviser will generally vote against the proposal.   Where the
Adviser is mandated to follow a socially responsible investment strategy,
Adviser will weigh the comparative benefits to shareholders against the social interest that would be served by the proposal.
Adviser may consider the following in analyzing shareholder social proposals:
>>    whether adoption of the proposal would have either a positive or negative impact on the company's short-term or long-term share value;
>>    the percentage of sales, assets, and earnings affected;
>>    the degree to which the company's stated position on issues raised in the proposal could affect its reputation or sales, or leave it vulnerable to boycott or selective purchasing;
>>    whether the issues presented should be dealt with through government action or through company-specific action;
>>    whether the company has already responded in some appropriate manner to the request embodied in the proposal;
>>    whether the company's analysis and voting recommendation to shareholders is persuasive;
>>    what other companies have done in response to the issue;
>>    whether the proposal itself is well framed and reasonable;
>>    whether implementation of the proposal would achieve the objectives sought in the proposal; and
>>    whether the subject of the proposal is best left to the discretion of the board.


BROKERAGE TRANSACTIONS
When selecting brokers and dealers to handle the purchase and sale of portfolio instruments, the Adviser looks for prompt execution of the order at a favorable price. The Adviser will generally use those who are recognized dealers in specific portfolio instruments, except when a better price and execution of the order can be obtained elsewhere. In selecting among firms believed to meet these criteria, the Adviser may give consideration to those firms which have sold or are selling Shares of the
Funds and other funds distributed by the Distributor and its affiliates.
The Adviser makes decisions on portfolio transactions and selects brokers and dealers subject to review by the Funds' Board.

Investment decisions for the Funds are made independently from those of other accounts managed by the Adviser. When the Funds and one or more of those accounts invests in, or disposes of, the same security, available investments or opportunities for sales will be allocated among the Funds and the account(s) in a manner believed by the Adviser to be equitable.
While the coordination and ability to participate in volume transactions may benefit the Funds, it is possible that this procedure could diversely impact the price paid or received and/or the position obtained or disposed of by the Funds.


On April 30, 2003, the following Funds owned securities of the following regular broker/dealers: Money Market Fund held debt securities issued by
Morgan Stanley & Co., Inc. valued at $66,000,000; U.S. Government Bond
Fund held debt securities issued by First Tennessee valued at $1,000,000;
Large Cap Value Fund held equity securities issued by Citigroup Inc.
valued at $2,403,000, equity securities issued by Morgan Stanley &
Co., Inc. valued at $999,000, and equity securities issued by Merrill
Lynch & Co., Inc. valued at $757,000; and International Equity Fund held equity securities issued by ABN AMRO Holdings valued at $264,000.

Research Services
Research  services may include advice as to the  advisability  of investing in securities;  security analysis and reports;  economic studies;  industry studies;  receipt of  quotations  for  portfolio  evaluations;  and similar services.  Research services may be used by the Adviser or by affiliates of
Federated in advising other  accounts.  To the extent that receipt of these services  may  replace  services  for which the  Adviser or its  affiliates might  otherwise  have paid,  it would tend to reduce their  expenses.  The
Adviser  and  its  affiliates  exercise  reasonable  business  judgment  in selecting  those  brokers  who offer  brokerage  and  research  services to
execute  securities  transactions.   They  determine  in  good  faith  that
commissions  charged by such persons are reasonable in  relationship to the value of the brokerage and research services provided.

CO-ADMINISTRATORS, TRANSFER AGENT AND DIVIDEND DISBURSING AGENT
Federated  Services  Company (FSC) and M&T  Securities,  Inc.  serve as
co-administrators   to  the  Trust  and  provide  the  Funds  with  certain
administrative  personnel  and  services  necessary  to operate  the Funds.
During the period May 1, 2001 through  September  30, 2002,  administrative services were provided for an aggregate annual fee as specified below:

Fees Payable to FSC:

----------------------------------------------------------
Maximum              Average  Aggregate  Daily Net Assets
Administrative Fee   of the MTB Group of Funds
----------------------------------------------------------
----------------------------------------------------------
0.06%                on the first $2 billion
----------------------------------------------------------
----------------------------------------------------------
0.03%                on the next $3 billion
----------------------------------------------------------
----------------------------------------------------------
0.015%               on assets in excess of $5 billion
----------------------------------------------------------

Fees Payable to M&T Securities, Inc.:
----------------------------------------------------------
Maximum              Average  Aggregate  Daily Net Assets
Administrative Fee   of the MTB Group of Funds
----------------------------------------------------------
----------------------------------------------------------
0.04%                on the first $5 billion
----------------------------------------------------------
----------------------------------------------------------
0.015%               on assets in excess of $5 billion
----------------------------------------------------------

Effective  October  1, 2002,  the  Administrative  Fee has been  changed to reflect the following fee schedule:

Fees Payable to FSC:

----------------------------------------------------------
                           Average  Aggregate  Daily  Net
---------------------------Assets  of the  MTB  Group  of
Maximum                    Funds
Administrative Fee
----------------------------------------------------------
----------------------------------------------------------
0.06%                      on the first $2 billion
----------------------------------------------------------
----------------------------------------------------------
0.03%                      on the next $3 billion
----------------------------------------------------------
----------------------------------------------------------
0.02%                      on the next $2 billion
----------------------------------------------------------
----------------------------------------------------------
0.0125                     on the next $3 billion
----------------------------------------------------------
----------------------------------------------------------
0.01%                      on  assets  in  excess  of $10
                           billion
----------------------------------------------------------

---------------------------------------------------------------------------

Fees Payable to M&T Securities, Inc.:

----------------------------------------------------------
                           Average  Aggregate  Daily  Net
---------------------------Assets  of the  MTB  Group  of
Maximum                    Funds
Administrative Fee
----------------------------------------------------------
----------------------------------------------------------
0.04%                      on the first $5 billion
----------------------------------------------------------
----------------------------------------------------------
0.03%                      on the next $2 billion
----------------------------------------------------------
----------------------------------------------------------
0.0175                     on the next $3 billion
----------------------------------------------------------
----------------------------------------------------------
0.015%                     on  assets  in  excess  of $10
                           billion
----------------------------------------------------------

---------------------------------------------------------------------------
FSC, through its affiliate, Federated Shareholder Services Company (FSSC), a registered transfer agent, also serves as transfer and dividend disbursing agent to the Trust, and receives a separate fee from the Fund for these transfer agency services.

The minimum  administrative  fee  received  during any year was $50,000 per
Fund.

CUSTODIAN AND FUND ACCOUNTANT
State Street Bank and Trust Company,  Boston,  Massachusetts,  is custodian for the securities and cash of the Funds. Foreign instruments  purchased by a Fund are held by foreign banks  participating in a global custody network coordinated  by State  Street  Bank.  Effective  November  1,  2000,  State
Street Bank and Trust Company provides  financial  administration  and fund accounting  services to the Funds for an aggregate  annual fee of 0.045% of the Funds' average daily net assets.

INDEPENDENT Auditors

The independent  auditor for the Funds, Ernst & Young LLP, conducts its audits in accordance  with  auditing  standards  generally  accepted in the
United  States of America,  which require it to plan and perform its audits
to  provide  reasonable   assurance  about  whether  the  Funds'  financial
statements and financial highlights are free of material misstatement.
===========================================================================


FEES PAID BY THE FUNDS FOR SERVICES

----------------------------------------------------------------------------------------
                 Advisory Fee Paid/           Brokerage           Administrative Fee
                Advisory Fee Waived       Commissions Paid              Paid/
                                                                  Administrative Fee
                                                                        Waived
                                       -------------------------------------------------
              --------------------------------------------------------------------------
Funds           For the fiscal year      For the fiscal year     For the fiscal year
                       ended                    ended                   ended
                     April 30,                April 30,               April 30,
              --------------------------------------------------------------------------
              --------------------------------------------------------------------------
               2003     2002    2001    2003    2002    2001    2003    2002     2001
----------------------------------------------------------------------------------------
International $458,410$382,377 $386,845$63,000 $69,547 $39,452 $39,590 $32,452 $42,591
Equity Fund   $45,841 $38,238  $134,854                        $0      $0      $5,095
----------------------------------------------------------------------------------------
--------------
Small Cap     $972,474$1,189,85$992,167$1,073,8$1,442,5$1,119,3$128,727$198,401$161,226
Growth Fund   $25,314 $13,767  $12,402                         $0      $10,824 $0
--------------
----------------------------------------------------------------------------------------
Small Cap     $815,840$2,846,91$3,782,1$237,508$478,598$326,608$82,845 $371,925$491,682
Stock Fund    $0      $372,376 $491,682                        $0      $18,677 $0
----------------------------------------------------------------------------------------
--------------
Mid Cap       $620,742$777,615 $783,501$833,006$85,654 $177,530$90,870 $131,729$127,318
Growth Fund   $60,173 $67,381  $58,761                         $0      $6,562  $0
--------------
----------------------------------------------------------------------------------------
Mid Cap       $887,799$972,545 $979,474$291,009$207,605$192,332$90,138 $97,124 $120,898
Stock Fund    $0      $0       $0                              $0      $0      $0
----------------------------------------------------------------------------------------
--------------
Multi Cap     $990,662$1,477,56$1,761,8$1,035,8$396,859$618,852$145,820$278,654$327,198
Growth Fund   $49,881 $101,116 $125,846                        $0      $14,865 $0
--------------
----------------------------------------------------------------------------------------
Large Cap     $131,579$122,938 $75,978 $22,394 $20,142 $15,959 $13,367 $12,275 $9,080
Growth Fund   $37,151 $34,712  $12,730                         $0      $0      $0
--------------
----------------------------------------------------------------------------------------
Large Cap     $1,946,7$1,400,39$1,594,3$601,877$418,785$126,281$191,521$371,925$491,682
Stock Fund    $208,043$0       $173,270                        $0      $18,677 $0
----------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------
Equity Index  $182,193$201,903 $257,048$100,533$81,465 $76,861 $102,520$136,550$167,080
Fund          $140,899$145,813 $151,871                        $36,902 $33,755 $53,454
----------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------
Large Cap     $288,270$276,427 $231,517$102,070$112,595$88,500 $35,557 $33,519 $34,439
Value Fund    $0      $0       $0                              $0      $0      $0
----------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------
Equity        $456,565$546,080 $593,195$76,699 $166,296$79,877 $80,282 $107,102$110,164
Income Fund   $60,603 $56,451  $50,844                         $0      $5,379  $0
----------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------
Managed       $10,660 $3,918   $645    $0      $0      $100    $3,684  $1,330  $90
Allocation    $10,660 $3,918   $645                            $0      $0      $0
Fund -
Conservative
Growth
----------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------
Managed       $28,785 $11,116  $2,796  $0      $0      $5,714  $9,948  $3,773  $378
Allocation    $28,785 $11,116  $2,796                          $0      $0      $0
Fund -
Moderate
Growth
----------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------
Managed       $13,985 $7,075   $3,067  $0      $0      $12,219 $4,831  $2,402  $385
Allocation    $13,985 $7,075   $3,067                          $0      $0      $0
Fund -
Aggressive
Growth
----------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------
                 Advisory Fee Paid/           Brokerage           Administrative Fee
                Advisory Fee Waived       Commissions Paid              Paid/
                                                                  Administrative Fee
                                                                        Waived
              --------------------------------------------------------------------------
Funds           For the fiscal year      For the fiscal year     For the fiscal year
                       ended                    ended                   ended

              --------------------------------------------------------------------------
              --------------------------------------------------------------------------
              April   April    April   April   April   April   April   April   April
              30,     30, 2002 30,     30,     30,     30,     30,     30,     30,
               2003             2001    2003    2002    2001    2003    2002     2001
              --------------------------------------------------------------------------
----------------------------------------------------------------------------------------
Balanced Fund $1,488,1$2,151,69$2,538,2$580,797$175,528$256,636$220,996$431,184$507,643
              $97,981 $285,597 $351,448                        $0      $22,858 $0
----------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------
                 Advisory Fee Paid/           Brokerage           Administrative Fee
                Advisory Fee Waived       Commissions Paid              Paid/
                                                                  Administrative Fee
                                                                        Waived
                                       -------------------------------------------------
              --------------------------------------------------------------------------
Funds           For the fiscal year      For the fiscal year     For the fiscal year
                       ended                    ended                   ended

              --------------------------------------------------------------------------
              --------------------------------------------------------------------------
              April   April    April   April   April   April   April   April   April
              30,     30, 2002 30,     30,     30,     30,     30,     30,     30,
               2003             2001    2003    2002    2001    2003    2002     2001
----------------------------------------------------------------------------------------
Intermediate  $773,641$795,306 $749,586$0      $0      $0      $134,960$173,680$162,409
Term Bond     $96,989 $131,574 $137,425                        $0      $7,394  $0
Fund
----------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------
Income Fund   $1,632,2$2,032,65$2,289,0$0      $0      $0      $257,874$434,696$495,955
              $132,959$241,935 $343,356                        $0      $81,035 $0
----------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------
Short-Term    $494,365$557,664 $631,761$0      $0      $0      $80,782 $100,981$109,505
Corporate     $44,784 $45,371  $42,117                         $0      $4,116  $0
Bond Fund
----------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------
Maryland      $826,043$788,419 $742,979$0      $0      $0      $133,381$159,258$148,595
Municipal     $175,084$201,256 $182,888                        $0      $6,857  $0
Bond Fund
----------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------
Pennsylvania  $1,058,2$1,069,98$1,069,1$0      $0      $0      $164,075$213,783$213,834
Municipal     $4,437  $4,727   $0                              $0      $9,029  $0
Bond Fund
----------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------
New York      $587,306$553,523 $454,654$0      $0      $0      $72,437 $67,114 $66,967
Municipal     $75,511 $71,167  $90,858                         $0      $0      $0
Bond Fund
----------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------
U.S.          $896,407$714,832 $525,184$0      $0      $0      $110,582$86,674 $77,371
Government    $0      $0       $16,972                         $0      $0      $0
Bond Fund
----------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------
Short         $624,732$401,818 $338,409$0      $0      $0      $89,916 $56,839 $72,308
Duration      $208,244$133,940 $111,378                        $0      $0      $8,542
Government
Bond Fund
----------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------
                  Advisory Fee Paid/           Brokerage          Administrative Fee
                 Advisory Fee Waived       Commissions Paid              Paid/
                                                                  Administrative Fee
                                                                        Waived
               -------------------------------------------------------------------------
               -------------------------------------------------------------------------
Funds            For the fiscal year      For the fiscal year     For the fiscal year
                        ended                    ended                   ended
                      April 30,                April 30,               April 30,
               -------------------------------------------------------------------------
               -------------------------------------------------------------------------
                2003    2002     2001    2003    2002    2001    2003    2002    2001
               -------------------------------------------------------------------------
----------------------------------------------------------------------------------------
Money Market   $7,559,7$8,912,6$7,236,84$0      $0     $0       $1,304,9$1,512,7$1,489,095
Fund           $3,023,9$2,673,1$723,684                         $0      $0      $0
----------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------
Tax-Free       $423,497$391,726$347,948 $0      $0     $0       $170,225$200,076$180,932
Money Market   $243,847$258,946$222,688                         $0      $7,016  $0
Fund
----------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------
U.S.           $4,040,3$4,105,5$3,852,09$0      $0     $0       $1,413,6$2,018,4$2,003,075
Government     $902,236$1,628,0$1,685,459                       $0      $73,459 $0
Money Market
Fund
----------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------
U.S. Treasury  $3,605,7$4,090,2$3,400,93$0      $0     $0       $622,239$694,237$702,363
Money Market   $649,043$736,238$580,724                         $0      $0      $0
Fund
----------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------
Pennsylvania   $51,176 $88,056 $1,069,18$0      $0     $0       $42,015 $51,480 $213,834
Tax Free       $51,176 $40,592 $0                               $12,423 $1,485  $0
Money Market
Fund
----------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------
New York Tax   $988,516$935,723$810,287 $0      $0     $0       $170,675$158,826$167,024
Free Money     $177,933$168,430$152,780                         $0      $0      $0
Market Fund
----------------------------------------------------------------------------------------

12b-1 and Shareholder Services Fees

The 12b-1 and Shareholder Services Fees shown below for Institutional
Class Shares are disclosed because the respective Class A Shares and Class
B Shares have not yet been publicly offered.

------------------------------------------------------------
                For the fiscal year ended April 30, 2003
              ----------------------------------------------
Fund           Shareholder Services        12b-1 Fees
                       Fees
              ----------------------------------------------
              ----------------------------------------------
                Class A     Class B    Class A    Class B
------------------------------------------------------------
International $45,788      $134       $0         $402
Equity Fund
------------------------------------------------------------

----------------------------------------------------------------------
                     For the fiscal year ended April 30, 2003
              --------------------------------------------------------
Fund           Shareholder Services Fees           12b-1 Fees
              --------------------------------------------------------
                Class A   Class B Class C  Class A Class B   Class C
              --------------------------------------------------------
----------------------------------------------------------------------
Small Cap       $84,468   $3,318    $69    $225,249$9,954   $208
Growth Fund
----------------------------------------------------------------------

------------------------------------------------------------
                For the fiscal year ended April 30, 2003
              ----------------------------------------------
Fund           Shareholder Services        12b-1 Fees
                       Fees
              ----------------------------------------------
              ----------------------------------------------
                Class A     Class B    Class A    Class B
------------------------------------------------------------
Small Cap      $143,338     $1,060    $0         $3,179
Stock Fund
------------------------------------------------------------

------------------------------------------------------------
                For the fiscal year ended April 30, 2003
              ----------------------------------------------
Fund           Shareholder Services        12b-1 Fees
                       Fees
              ----------------------------------------------
              ----------------------------------------------
                Class A     Class B    Class A    Class B
------------------------------------------------------------
Mid Cap         $7,549        N/A      $20,130      N/A
Growth Fund
------------------------------------------------------------

------------------------------------------------------------
                For the fiscal year ended April 30, 2003
              ----------------------------------------------
Fund           Shareholder Services        12b-1 Fees
                       Fees
              ----------------------------------------------
              ----------------------------------------------
                Class A     Class B    Class A    Class B
              ----------------------------------------------
------------------------------------------------------------
Mid Cap         $51,339     $4,424        $0      $13,274
Stock Fund
------------------------------------------------------------

------------------------------------------------------------
                For the fiscal year ended April 30, 2003
              ----------------------------------------------
------------------------------------------------------------
Fund           Shareholder Services        12b-1 Fees
                       Fees
              ----------------------------------------------
              ----------------------------------------------
                Class A     Class B    Class A    Class B
              ----------------------------------------------
--------------
Multi Cap       $36,863     $23,207    $98,303    $69,622
Growth Fund
--------------

------------------------------------------------------------
                For the fiscal year ended April 30, 2003
              ----------------------------------------------
Fund           Shareholder Services        12b-1 Fees
                       Fees
              ----------------------------------------------
              ----------------------------------------------
                Class A     Class B    Class A    Class B
              ----------------------------------------------
------------------------------------------------------------
Large Cap       $15,861     $2,651        $0       $7,953
Growth Fund
------------------------------------------------------------

------------------------------------------------------------
                For the fiscal year ended April 30, 2003
              ----------------------------------------------
Fund           Shareholder Services        12b-1 Fees
                       Fees
              ----------------------------------------------
              ----------------------------------------------
                Class A     Class B    Class A    Class B
              ----------------------------------------------
--------------
Large Cap       $6,854      $2,284     $18,277     $6,854
Stock Fund
------------------------------------------------------------

------------------------------------------------------------
                For the fiscal year ended April 30, 2003
              ----------------------------------------------
Fund           Shareholder Services        12b-1 Fees
                       Fees
              ----------------------------------------------
              ----------------------------------------------
                Class A     Class B    Class A    Class B
------------------------------------------------------------
Equity Index    $8,588        N/A      $22,902      N/A
Fund
------------------------------------------------------------

------------------------------------------------------------
                For the fiscal year ended April 30, 2003
              ----------------------------------------------
Fund           Shareholder Services        12b-1 Fees
                       Fees
              ----------------------------------------------
                Class A     Class B    Class A    Class B
              ----------------------------------------------
------------------------------------------------------------
Large Cap      $150,597     $1,190        $0       $3,572
Value Fund
------------------------------------------------------------

------------------------------------------------------------
                For the fiscal year ended April 30, 2003
              ----------------------------------------------
Fund           Shareholder Services        12b-1 Fees
                       Fees
              ----------------------------------------------
              ----------------------------------------------
                Class A     Class B    Class A    Class B
------------------------------------------------------------
Equity          $6,731        N/A      $17,949      N/A
Income Fund
------------------------------------------------------------

------------------------------------------------------------
                For the fiscal year ended April 30, 2003
              ----------------------------------------------
Fund           Shareholder Services        12b-1 Fees
                       Fees
              ----------------------------------------------
                Class A     Class B    Class A    Class B
              ----------------------------------------------
------------------------------------------------------------
Balanced Fund   $48,327     $29,197    $128,873   $87,592
------------------------------------------------------------

------------------------------------------------------------
                For the fiscal year ended April 30, 2003
              ----------------------------------------------
Fund           Shareholder Services        12b-1 Fees
                       Fees
              ----------------------------------------------
              ----------------------------------------------
                Class A     Class B    Class A    Class B
------------------------------------------------------------
Income Fund     $18,863     $4,517     $37,727    $13,552
------------------------------------------------------------

------------------------------------------------------------
                For the fiscal year ended April 30, 2003
              ----------------------------------------------
Fund           Shareholder Services        12b-1 Fees
                       Fees
              ----------------------------------------------
              ----------------------------------------------
                Institutional Class    Institutional Class
                      Shares                 Shares
              ----------------------------------------------
--------------
Intermediate         $193,410                  N/A
Term Bond
Fund
------------------------------------------------------------

------------------------------------------------------------
                For the fiscal year ended April 30, 2003
              ----------------------------------------------
Fund           Shareholder Services        12b-1 Fees
                       Fees
              ----------------------------------------------
                Class A     Class B    Class A    Class B
              ----------------------------------------------
------------------------------------------------------------
   Managed        $0        $2,279        $0       $6,836
 Allocation
   Fund -
 Aggressive
   Growth

------------------------------------------------------------

------------------------------------------------------------
                For the fiscal year ended April 30, 2003
              ----------------------------------------------
Fund           Shareholder Services        12b-1 Fees
                       Fees
              ----------------------------------------------
                Class A     Class B    Class A    Class B
              ----------------------------------------------
------------------------------------------------------------
   Managed        $0        $6,147        $0      $18,441
 Allocation
   Fund -
  Moderate
   Growth

------------------------------------------------------------

------------------------------------------------------------
                For the fiscal year ended April 30, 2003
              ----------------------------------------------
Fund           Shareholder Services        12b-1 Fees
                       Fees
              ----------------------------------------------
                Class A     Class B    Class A    Class B
              ----------------------------------------------
------------------------------------------------------------
   Managed        $0        $2,350        $0       $7,049
 Allocation
   Fund -
Conservative
   Growth

------------------------------------------------------------

------------------------------------------------------------
                For the fiscal year ended April 30, 2003
              ----------------------------------------------
Fund           Shareholder Services        12b-1 Fees
                       Fees
              ----------------------------------------------
               Institutional Class    Insitutional Class
                      Shares                Shares
              ----------------------------------------------
------------------------------------------------------------
Short-Term           $98,873                  N/A
Corporate
Bond Fund
------------------------------------------------------------
------------------------------------------------------------
                For the fiscal year ended April 30, 2003
              ----------------------------------------------
Fund           Shareholder Services        12b-1 Fees
                       Fees
              ----------------------------------------------
              ----------------------------------------------
                Class A     Class B    Class A    Class B
------------------------------------------------------------
Maryland        $38,348     $3,844     $76,696    $11,534
Municipal
Bond Fund
------------------------------------------------------------

------------------------------------------------------------
                For the fiscal year ended April 30, 2003
              ----------------------------------------------
Fund           Shareholder Services        12b-1 Fees
                       Fees
              ----------------------------------------------
              ----------------------------------------------
                Class A     Class B    Class A    Class B
              ----------------------------------------------
--------------
Pennsylvania    $3,460       $789       $6,921     $2,368
Municipal
Bond Fund
--------------

------------------------------------------------------------
                For the fiscal year ended April 30, 2003
              ----------------------------------------------
Fund           Shareholder Services        12b-1 Fees
                       Fees
              ----------------------------------------------
              ----------------------------------------------
                Class A     Class B    Class A    Class B
------------------------------------------------------------
New York      $0          N/A         $0         $0
Municipal
Bond Fund
------------------------------------------------------------

------------------------------------------------------------
                For the fiscal year ended April 30, 2003
              ----------------------------------------------
Fund           Shareholder Services        12b-1 Fees
                       Fees
              ----------------------------------------------
              ----------------------------------------------
                Class A     Class B    Class A    Class B
------------------------------------------------------------
U.S.              $0          N/A         $0        N/A
Government
Bond Fund
------------------------------------------------------------

------------------------------------------------------------
                For the fiscal year ended April 30, 2003
              ----------------------------------------------
Fund           Shareholder Services        12b-1 Fees
                       Fees
              ----------------------------------------------
              ----------------------------------------------
              Institutional I Shares     Institutional I
                                             Shares
              ----------------------------------------------
--------------
Short                 $52,061                  $0
Duration
Government
Bond Fund
------------------------------------------------------------

------------------------------------------------------------
                For the fiscal year ended April 30, 2003
              ----------------------------------------------
Fund           Shareholder Services        12b-1 Fees
                       Fees
              ----------------------------------------------
              ----------------------------------------------
              InstitutionaInstitutionaInstitutionInstitutional
               I Shares    II Shares   I Shares  II Shares
------------------------------------------------------------
Pennsylvania    $44,217     $5,567       N/A       $4,175
Tax Free
Money Market
Fund
------------------------------------------------------------

------------------------------------------------------------
                For the fiscal year ended April 30, 2003
              ----------------------------------------------
Fund           Shareholder Services        12b-1 Fees
                       Fees
              ----------------------------------------------
              ----------------------------------------------
                      Class A                Class A

------------------------------------------------------------
New York Tax            $0                     $0
Free Money
Market Fund
------------------------------------------------------------

------------------------------------------------------------
                For the fiscal year ended April 30, 2003
              ----------------------------------------------
Fund           Shareholder Services        12b-1 Fees
                       Fees
              ----------------------------------------------
              ----------------------------------------------
                      Class A                Class B
------------------------------------------------------------
Money Market        $3,531,549                 NA
Fund
------------------------------------------------------------

------------------------------------------------------------
                For the fiscal year ended April 30, 2003
              ----------------------------------------------
Fund           Shareholder Services        12b-1 Fees
                       Fees
              ----------------------------------------------
              ----------------------------------------------
                      Class A                Class A

------------------------------------------------------------
Tax-Free              $61,971               $103,285
Money Market
Fund
------------------------------------------------------------

------------------------------------------------------------
                For the fiscal year ended April 30, 2003
              ----------------------------------------------
Fund           Shareholder Services        12b-1 Fees
                       Fees
              ----------------------------------------------
              ----------------------------------------------
                      Class A                Class A
------------------------------------------------------------
U.S.                 $115,964               $193,273
Government
Money Market
Fund
------------------------------------------------------------

------------------------------------------------------------
                For the fiscal year ended April 30, 2003
              ----------------------------------------------
Fund           Shareholder Services        12b-1 Fees
                       Fees
              ----------------------------------------------
              ----------------------------------------------
                      Class A                Class A
------------------------------------------------------------
U.S.                    $0                     $0
Treasury
Money Market
Fund
------------------------------------------------------------

===========================================================================

HOW DO THE FUNDS MEASURE PERFORMANCE?

The Funds  may  advertise  Share  performance  by using the SEC's  standard method for calculating  performance applicable to all mutual funds. The SEC also permits this standard  performance  information  to be  accompanied by non-standard performance information.

Share  performance  reflects the effect of non-recurring  charges,  such as maximum sales charges, which, if excluded,  would increase the total return and yield.  The  performance  of Shares  depends  upon such  variables  as:
portfolio quality;  average portfolio maturity; type and value of portfolio securities;  changes in interest rates;  changes or differences in a Fund's or any class of Shares' expenses; and various other factors.

Share performance  fluctuates on a daily basis largely because net earnings fluctuate  daily.  Both net  earnings  and  offering  price  per  Share are factors in the computation of yield and total return.

TOTAL RETURN
Total return  represents  the change  (expressed  as a  percentage)  in the value  of  Shares  over  a  specific  period  of  time,  and  includes  the investment of income and capital gains distributions.

The average annual total return for Shares is the average  compounded  rate of  return  for  a  given  period  that  would  equate  a  $10,000  initial investment to the ending  redeemable value of that  investment.  The ending redeemable  value is computed by multiplying  the number of Shares owned at the end of the  period by the NAV per Share at the end of the  period.  The number of Shares  owned at the end of the  period is based on the number of
Shares  purchased  at the  beginning of the period with  $10,000,  less any applicable  sales  charge,  adjusted  over  the  period  by any  additional
Shares,   assuming   the  annual   reinvestment   of  all   dividends   and
distributions.  Total  returns  after  taxes  are  calculated  in a similar manner, but reflect additional standard assumptions required by the SEC.

When Shares of a Fund are in existence  for less than a year,  the Fund may advertise  cumulative total return for that specific period of time, rather than annualizing the total return.

YIELD
The yield of Shares of the Equity,  Income, Managed Allocation and Balanced
Funds is calculated by dividing:  (i) the net  investment  income per Share earned by the Shares over a 30-day  period;  by (ii) the  maximum  offering price  per  Share  on the  last  day of the  period.  This  number  is then annualized  using  semi-annual  compounding.  This means that the amount of income  generated  during the 30-day period is assumed to be generated each month over a 12-month period and is reinvested every six months.

The yield of Shares of the Money  Market Funds is based upon the seven days ending on the day of the calculation,  called the "base period." This yield
is  calculated  by:   determining   the  net  change  in  the  value  of  a
hypothetical  account  with a balance of one Share at the  beginning of the base period,  with the net change  excluding  capital changes but including the value of any additional  Shares  purchased  with dividends  earned from the original one Share and all  dividends  declared on the original and any purchased  Shares;  dividing the net change in the  account's  value by the value of the account at the  beginning of the base period to determine  the base period return;  and multiplying  the base period return by 365/7.  The effective  yield of the Money Market Funds is calculated by compounding the unannualized  base-period return by: adding one to the base-period  return, raising the sum to the 365/7th power;  and subtracting one from the result.
The tax-equivalent  yield of Shares of New York Tax-Free Money Market Fund,
New York  Municipal  Bond  Fund and  Pennsylvania  Municipal  Bond  Fund is
calculated  similarly to the yield,  but is adjusted to reflect the taxable yield  that  Shares  would  have had to earn to  equal  the  actual  yield,
assuming   a  specific   tax  rate.   The   yield,   effective   yield  and
tax-equivalent  yield do not necessarily  reflect income actually earned by
Shares because of certain  adjustments  required by the SEC and, therefore, may  not  correlate  to  the  dividends  or  other  distributions  paid  to shareholders.

To the extent investment  professionals and  broker/dealers  charge fees in connection  with  services  provided in  conjunction  with an investment in
Shares, the Share performance is lower for shareholders paying those fees.

Average Annual Total Returns and Yield
Total return are given for the period ended April 30, 2003.

Yield and Effective Yield are given for the 7-day and 30-day periods ended
April 30, 2003.

-------------------------------------------------------------------
International          30-Day         1 Year    Start of
                       Period                   Performance on
Equity Fund                                     2/9/1999
-------------------------------------------------------------------
-------------------------------------------------------------------
Class A Shares:
-------------------------------------------------------------------
-------------------------------------------------------------------
Total Return
-------------------------------------------------------------------
-------------------------------------------------------------------
Before Taxes           N/A            (19.51)%  (5.02)%
-------------------------------------------------------------------
-------------------------------------------------------------------
After Taxes on         N/A            (19.84)%  (6.04)%
Distributions
-------------------------------------------------------------------
-------------------------------------------------------------------
After Taxes on         N/A            (11.86)%   (4.31)%
Distributions and
Sale of Shares
-------------------------------------------------------------------
-------------------------------------------------------------------
Yield                  N/A            N/A       N/A
-------------------------------------------------------------------
-------------------------------------------------------------------

-------------------------------------------------------------------
                       30-Day         1 Year    Start of
                       Period                   Performance on
Class B Shares:                                 1/10/2001
-------------------------------------------------------------------
-------------------------------------------------------------------
Total Return
-------------------------------------------------------------------
-------------------------------------------------------------------
Before Taxes           N/A            (19.76)%  (13.18)%
-------------------------------------------------------------------
-------------------------------------------------------------------
After Taxes on         N/A            (19.82)%   (13.39)%
Distributions
-------------------------------------------------------------------
-------------------------------------------------------------------
After Taxes on         N/A            (12.00)%   (10.37)%
Distributions and
Sale of Shares
-------------------------------------------------------------------
-------------------------------------------------------------------
Yield                  N/A            N/A       N/A
-------------------------------------------------------------------

---------------------------------------------------------------------------

-----------------------------------------------------------------------------
Small Cap Growth       30-Day         1 Year    5 Years   Start of
                       Period                             Performance on
Fund                                                      7/13/1995
-----------------------------------------------------------------------------
-----------------------------------------------------------------------------
Class A Shares:
-----------------------------------------------------------------------------
-----------------------------------------------------------------------------
Total Return
-----------------------------------------------------------------------------
-----------------------------------------------------------------------------
Before Taxes           N/A            (35.71)%  8.43%     12.45%
-----------------------------------------------------------------------------
-----------------------------------------------------------------------------
After Taxes on         N/A            (35.71)%  4.93%     8.31%
Distributions
-----------------------------------------------------------------------------
-----------------------------------------------------------------------------
After Taxes on         N/A            (23.21)%   5.61%     8.42%
Distributions and
Sale of Shares
-----------------------------------------------------------------------------
-----------------------------------------------------------------------------
Yield                  N/A            N/A       N/A       N/A
-----------------------------------------------------------------------------
-----------------------------------------------------------------------------

-----------------------------------------------------------------------------
                       30-Day         1 Year    5 Years   Start of
                       Period                             Performance on
Class B Shares:                                           7/13/1995
-----------------------------------------------------------------------------
-----------------------------------------------------------------------------
Total Return
-----------------------------------------------------------------------------
-----------------------------------------------------------------------------
Before Taxes           N/A            (36.36)%  8.46%     12.23%
-----------------------------------------------------------------------------
-----------------------------------------------------------------------------
After Taxes on         N/A            (36.36)%   4.95%     8.16%
Distributions
-----------------------------------------------------------------------------
-----------------------------------------------------------------------------
After Taxes on         N/A            (23.63)%  5.69%     8.32%
Distributions and
Sale of Shares
-----------------------------------------------------------------------------
-----------------------------------------------------------------------------
Yield                  N/A            N/A       N/A       N/A
-----------------------------------------------------------------------------
-----------------------------------------------------------------------------
Class C Shares:        30-Day         1 Year    5 Years   Start of
                       Period                             Performance on
                                                          7/13/1995
-----------------------------------------------------------------------------
-----------------------------------------------------------------------------
Total Return
-----------------------------------------------------------------------------
-----------------------------------------------------------------------------
Before Taxes           N/A            (33.68)%  8.35%     11.94%
-----------------------------------------------------------------------------
-----------------------------------------------------------------------------
After Taxes on         N/A            (33.68)%   8.34%     11.93%
Distributions
-----------------------------------------------------------------------------
-----------------------------------------------------------------------------
After Taxes on         N/A            (21.89)%   6.88%     10.17%
Distributions and
Sale of Shares
-----------------------------------------------------------------------------
-----------------------------------------------------------------------------
Yield                  N/A            N/A       N/A       N/A
-----------------------------------------------------------------------------

---------------------------------------------------------------------------

-----------------------------------------------------------------------------
Small Cap Stock Fund   30-Day         1 Year    5 Years   Start of
                       Period                             Performance on
                                                          7/1/1994
-----------------------------------------------------------------------------
-----------------------------------------------------------------------------
Class A Shares:
-----------------------------------------------------------------------------
-----------------------------------------------------------------------------
Total Return
-----------------------------------------------------------------------------
-----------------------------------------------------------------------------
Before Taxes           N/A            (19.36)%  (0.30)%   8.45%
-----------------------------------------------------------------------------
-----------------------------------------------------------------------------
After Taxes on         N/A            (23.37)%  (3.69)%   6.29%
Distributions
-----------------------------------------------------------------------------
-----------------------------------------------------------------------------
After Taxes on         N/A            (9.09)%   (1.44)%   6.27%
Distributions and
Sale of Shares
-----------------------------------------------------------------------------
-----------------------------------------------------------------------------
Yield                  N/A            N/A       N/A       N/A
-----------------------------------------------------------------------------
-----------------------------------------------------------------------------

-----------------------------------------------------------------------------
--------------------------------------------------------------------
Class B Shares:        30-Day         1 Year     Start of
                       Period                    Performance on
                                                 1/10/2001
--------------------------------------------------------------------
--------------------------------------------------------------------
Total Return
--------------------------------------------------------------------
--------------------------------------------------------------------
Before Taxes           N/A            (18.72)%   (4.02)%
--------------------------------------------------------------------
--------------------------------------------------------------------
After Taxes on         N/A            (22.97)%   (6.48)%
Distributions
--------------------------------------------------------------------
--------------------------------------------------------------------
After Taxes on         N/A            (8.49)%    (3.42)%
Distributions and
Sale of Shares
--------------------------------------------------------------------
--------------------------------------------------------------------
Yield                  N/A            N/A        N/A
--------------------------------------------------------------------

---------------------------------------------------------------------------

-----------------------------------------------------------------------------
Mid Cap Growth Fund    30-Day         1 Year    5 Years   Start of
                       Period                             Performance on
                                                          11/18/1996
-----------------------------------------------------------------------------
-----------------------------------------------------------------------------
Class A Shares:
-----------------------------------------------------------------------------
-----------------------------------------------------------------------------
Total Return
-----------------------------------------------------------------------------
-----------------------------------------------------------------------------
Before Taxes           N/A            (23.16)%  0.46%     6.76%
-----------------------------------------------------------------------------
-----------------------------------------------------------------------------
After Taxes on         N/A            (23.16)%  (1.39)%   4.88%
Distributions
-----------------------------------------------------------------------------
-----------------------------------------------------------------------------
After Taxes on         N/A            (15.06)%   0.29%     5.33%
Distributions and
Sale of Shares
-----------------------------------------------------------------------------
-----------------------------------------------------------------------------
Yield                  N/A            N/A       N/A       N/A
-----------------------------------------------------------------------------

---------------------------------------------------------------------------

-----------------------------------------------------------------------------
Mid Cap Stock Fund     30-Day         1 Year    5 Years   Start of
                       Period                             Performance on
                                                          11/29/1993
-----------------------------------------------------------------------------
-----------------------------------------------------------------------------
Class A Shares:
-----------------------------------------------------------------------------
-----------------------------------------------------------------------------
Total Return
-----------------------------------------------------------------------------
-----------------------------------------------------------------------------
Before Taxes           N/A            (21.80)%  (2.12)%   7.30%
-----------------------------------------------------------------------------
-----------------------------------------------------------------------------
After Taxes on         N/A            (21.80)%   (3.46)%   5.49%
Distributions
-----------------------------------------------------------------------------
-----------------------------------------------------------------------------
After Taxes on         N/A            (13.38)%   (2.05)%   5.43%
Distributions and
Sale of Shares
-----------------------------------------------------------------------------
-----------------------------------------------------------------------------
Yield                  N/A            N/A       N/A       N/A
-----------------------------------------------------------------------------
-----------------------------------------------------------------------------

-----------------------------------------------------------------------------
--------------------------------------------------------------------
Class B Shares:        30-Day         1 Year     Start of
                       Period                    Performance on
                                                 3/14/2000
--------------------------------------------------------------------
--------------------------------------------------------------------
Total Return
--------------------------------------------------------------------
--------------------------------------------------------------------
Before Taxes           N/A            (22.13)%   (3.30)%
--------------------------------------------------------------------
--------------------------------------------------------------------
After Taxes on         N/A            (22.13)%   (4.65)%
Distributions
--------------------------------------------------------------------
--------------------------------------------------------------------
After Taxes on         N/A            (13.59)%   (3.05)%
Distributions and
Sale of Shares
--------------------------------------------------------------------
--------------------------------------------------------------------
Yield                  N/A            N/A        N/A
--------------------------------------------------------------------

---------------------------------------------------------------------------
-----------------------------------------------------------------------------
Multi Cap Growth       30-Day         1 Year    5 Years   Start of
                       Period                             Performance on
Fund                                                      7/16/1993
-----------------------------------------------------------------------------
-----------------------------------------------------------------------------
Class A Shares:
-----------------------------------------------------------------------------
-----------------------------------------------------------------------------
Total Return
-----------------------------------------------------------------------------
-----------------------------------------------------------------------------
Before Taxes           N/A            (21.60)%  (2.19)%   6.76%
-----------------------------------------------------------------------------
-----------------------------------------------------------------------------
After Taxes on         N/A            (21.60)%  (3.18)%   4.75%
Distributions
-----------------------------------------------------------------------------
-----------------------------------------------------------------------------
After Taxes on         N/A            (14.04)%   (1.59)%   4.89%
Distributions and
Sale of Shares
-----------------------------------------------------------------------------
-----------------------------------------------------------------------------
Yield                  N/A            N/A       N/A       N/A
-----------------------------------------------------------------------------
-----------------------------------------------------------------------------

-----------------------------------------------------------------------------
                       30-Day         1 Year    5 Years   Start of
                       Period                             Performance on
Class B Shares:                                           7/16/1993
-----------------------------------------------------------------------------
-----------------------------------------------------------------------------
Total Return
-----------------------------------------------------------------------------
-----------------------------------------------------------------------------
Before Taxes           N/A            (22.32)%  (2.58)%   6.27%
-----------------------------------------------------------------------------
-----------------------------------------------------------------------------
After Taxes on         N/A            (22.31)%  (3.59)%   4.25%
Distributions
-----------------------------------------------------------------------------
-----------------------------------------------------------------------------
After Taxes on         N/A            (14.51)%   (1.87)%   4.50%
Distributions and
Sale of Shares
-----------------------------------------------------------------------------
-----------------------------------------------------------------------------
Yield                  N/A            N/A       N/A       N/A
-----------------------------------------------------------------------------

---------------------------------------------------------------------------

-----------------------------------------------------------------------------
Large Cap Growth       30-Day Period     1 Year        Start of
                                                       Performance on
Fund                                                   3/20/2000
-----------------------------------------------------------------------------
-----------------------------------------------------------------------------
Class A Shares:
-----------------------------------------------------------------------------
-----------------------------------------------------------------------------
Total Return
-----------------------------------------------------------------------------
-----------------------------------------------------------------------------
Before Taxes           N/A               (20.19)%      (13.70)%
-----------------------------------------------------------------------------
-----------------------------------------------------------------------------
After Taxes on         N/A               (20.19)%      (13.71)%
Distributions
-----------------------------------------------------------------------------
-----------------------------------------------------------------------------
After Taxes on         N/A               (12.40)%      (10.60)%
Distributions and
Sale of Shares
-----------------------------------------------------------------------------
-----------------------------------------------------------------------------
Yield                  N/A               N/A           N/A
-----------------------------------------------------------------------------
-----------------------------------------------------------------------------

-----------------------------------------------------------------------------
                       30-Day Period     1 Year        Start of
                                                       Performance on
Class B Shares:                                        4/6/2000
-----------------------------------------------------------------------------
-----------------------------------------------------------------------------
Total Return
-----------------------------------------------------------------------------
-----------------------------------------------------------------------------
Before Taxes           N/A               (20.55)%      (14.83)%
-----------------------------------------------------------------------------
-----------------------------------------------------------------------------
After Taxes on         N/A               (20.55)%      (14.84)%
Distributions
-----------------------------------------------------------------------------
-----------------------------------------------------------------------------
After Taxes on         N/A               (12.62)%      (11.44)%
Distributions and
Sale of Shares
-----------------------------------------------------------------------------
-----------------------------------------------------------------------------
Yield                  N/A               N/A           N/A
-----------------------------------------------------------------------------

---------------------------------------------------------------------------

-----------------------------------------------------------------------------
Large Cap Stock Fund   30-Day         1 Year    5 Years   Start of
                       Period                             Performance on
                                                          4/1/1996
-----------------------------------------------------------------------------
-----------------------------------------------------------------------------
Class A Shares:
-----------------------------------------------------------------------------
-----------------------------------------------------------------------------
Total Return
-----------------------------------------------------------------------------
-----------------------------------------------------------------------------
Before Taxes           N/A            (22.96)%  (4.39)%   4.33%
-----------------------------------------------------------------------------
-----------------------------------------------------------------------------
After Taxes on         N/A            (23.31)%   (6.39)%   1.95%
Distributions
-----------------------------------------------------------------------------
-----------------------------------------------------------------------------
After Taxes on         N/A            (14.73)%   (3.27)%   3.25%
Distributions and
Sale of Shares
-----------------------------------------------------------------------------
-----------------------------------------------------------------------------
Yield                  N/A            N/A       N/A       N/A
-----------------------------------------------------------------------------
-----------------------------------------------------------------------------

-----------------------------------------------------------------------------
----------------------------------------------------------------------------
Class B Shares:        30-Day         1 Year    5 Years
                       Period                              ----------------
                                                          Start of
                                                          Performance on
                                                          4/1/1996
                       P
----------------------------------------------------------------------------
----------------------------------------------------------------------------
Total Return
----------------------------------------------------------------------------
----------------------------------------------------------------------------
Before Taxes           N/A            (23.58)%  (4.76)%   3.89%
----------------------------------------------------------------------------
----------------------------------------------------------------------------
After Taxes on         N/A            (23.89)%  (6.75)%   1.55%
Distributions
----------------------------------------------------------------------------
----------------------------------------------------------------------------
After Taxes on         N/A            (15.11)%   (3.50)%         2.95%
Distributions and
Sale of Shares
----------------------------------------------------------------------------
----------------------------------------------------------------------------
Yield                  N/A            N/A       N/A       N/A
----------------------------------------------------------------------------

---------------------------------------------------------------------------

-----------------------------------------------------------------------------
Equity Index Fund      30-Day         1 Year    5 Years   Start of
                       Period                             Performance on
                                                          10/1/1997
-----------------------------------------------------------------------------
-----------------------------------------------------------------------------
Class A Shares:
-----------------------------------------------------------------------------
-----------------------------------------------------------------------------
Total Return
-----------------------------------------------------------------------------
-----------------------------------------------------------------------------
Before Taxes           N/A            (17.81)%  (3.41)%   0.02%
-----------------------------------------------------------------------------
-----------------------------------------------------------------------------
After Taxes on         N/A            (18.08)%  (4.68)%   (1.22)%
Distributions
-----------------------------------------------------------------------------
-----------------------------------------------------------------------------
After Taxes on         N/A            (11.60)%   (2.64)%   0.03%
Distributions and
Sale of Shares
-----------------------------------------------------------------------------
-----------------------------------------------------------------------------
Yield                  N/A            N/A       N/A       N/A
-----------------------------------------------------------------------------

---------------------------------------------------------------------------
-----------------------------------------------------------------------------
Large Cap Value Fund   30-Day         1 Year    5 Years   Start of
                       Period                             Performance on
                                                          9/26/1997
-----------------------------------------------------------------------------
-----------------------------------------------------------------------------
Class A Shares:
-----------------------------------------------------------------------------
-----------------------------------------------------------------------------
Total Return
-----------------------------------------------------------------------------
-----------------------------------------------------------------------------
Before Taxes           N/A            (22.32)%  (4.78)%   (1.78)%
-----------------------------------------------------------------------------
-----------------------------------------------------------------------------
After Taxes on         N/A            (22.55)%  (5.63)%   (2.61)%
Distributions
-----------------------------------------------------------------------------
-----------------------------------------------------------------------------
After Taxes on         N/A            (13.71)%   (4.06)%   (1.72)%
Distributions and
Sale of Shares
-----------------------------------------------------------------------------
-----------------------------------------------------------------------------
Yield                  N/A            N/A       N/A       N/A
-----------------------------------------------------------------------------
-----------------------------------------------------------------------------

-----------------------------------------------------------------------------
--------------------------------------------------------------------
Class B Shares:        30-Day         1 Year     Start of
                       Period                    Performance on
                                                 12/10/1999
--------------------------------------------------------------------
--------------------------------------------------------------------
Total Return
--------------------------------------------------------------------
--------------------------------------------------------------------
Before Taxes           N/A            (22.59)%   (7.10)%
--------------------------------------------------------------------
--------------------------------------------------------------------
After Taxes on                        (22.59)%    (7.83)%
Distributions
--------------------------------------------------------------------
--------------------------------------------------------------------
After Taxes on                        (13.87)%    (5.81)%
Distributions and
Sale of Shares
--------------------------------------------------------------------
--------------------------------------------------------------------
Yield                  N/A            N/A        N/A
--------------------------------------------------------------------

---------------------------------------------------------------------------
-----------------------------------------------------------------------------
Equity Income Fund     30-Day          1 Year   5 Years   Start of
                       Period                             Performance on
                                                          11/18/1996
-----------------------------------------------------------------------------
-----------------------------------------------------------------------------
Class A Shares:
-----------------------------------------------------------------------------
-----------------------------------------------------------------------------
Total Return
-----------------------------------------------------------------------------
-----------------------------------------------------------------------------
Before Taxes           N/A             (23.19)% (3.90)%   2.51%
-----------------------------------------------------------------------------
-----------------------------------------------------------------------------
After Taxes on         N/A             (23.66)%  (5.30)%   0.68%
Distributions
-----------------------------------------------------------------------------
-----------------------------------------------------------------------------
After Taxes on         N/A             (15.10)%   (3.26)%   1.63%
Distributions and
Sale of Shares
-----------------------------------------------------------------------------
-----------------------------------------------------------------------------
Yield                  N/A             N/A      N/A       N/A
-----------------------------------------------------------------------------

---------------------------------------------------------------------------

-----------------------------------------------------------------------------
Balanced Fund          30-Day         1 Year    5 Years   Start of
                       Period                             Performance on
                                                          7/16/1993
-----------------------------------------------------------------------------
-----------------------------------------------------------------------------
Class A Shares:
-----------------------------------------------------------------------------
-----------------------------------------------------------------------------
Total Return
-----------------------------------------------------------------------------
-----------------------------------------------------------------------------
Before Taxes           N/A            (13.04)%  1.18%     6.79%
-----------------------------------------------------------------------------
-----------------------------------------------------------------------------
After Taxes on         N/A            (13.57)%  (0.20)%   4.81%
Distributions
-----------------------------------------------------------------------------
-----------------------------------------------------------------------------
After Taxes on         N/A            (8.53)%   0.61%     4.76%
Distributions and
Sale of Shares
-----------------------------------------------------------------------------
-----------------------------------------------------------------------------
Yield                  N/A            N/A       N/A       N/A
-----------------------------------------------------------------------------
-----------------------------------------------------------------------------

-----------------------------------------------------------------------------
                       30-Day         1 Year    5 Years   Start of
                       Period                             Performance on
Class B Shares:                                           7/16/1993
-----------------------------------------------------------------------------
-----------------------------------------------------------------------------
Total Return
-----------------------------------------------------------------------------
-----------------------------------------------------------------------------
Before Taxes           N/A            (13.81)%  0.90%     6.48%
-----------------------------------------------------------------------------
-----------------------------------------------------------------------------
After Taxes on         N/A            (14.09)%   (0.26)%   4.58%
Distributions
-----------------------------------------------------------------------------
-----------------------------------------------------------------------------
After Taxes on         N/A            (9.01)%   0.51%     4.54%
Distributions and
Sale of Shares
-----------------------------------------------------------------------------
-----------------------------------------------------------------------------
Yield                  N/A            N/A       N/A       N/A
-----------------------------------------------------------------------------

---------------------------------------------------------------------------

----------------------------------------------------------------------
Managed Allocation     30-Day         1 Year    Start of
Fund - Aggressive      Period                   Performance on
Growth                                          2/18/1999
----------------------------------------------------------------------
----------------------------------------------------------------------
Class A Shares:
----------------------------------------------------------------------
----------------------------------------------------------------------
Total Return
----------------------------------------------------------------------
----------------------------------------------------------------------
Before Taxes           N/A            (19.04)%  (4.56)%
----------------------------------------------------------------------
----------------------------------------------------------------------
After Taxes on         N/A            (19.24)%  (5.16)%
Distributions
----------------------------------------------------------------------
----------------------------------------------------------------------
After Taxes on         N/A            (11.55)%   (3.78)%
Distributions and
Sale of Shares
----------------------------------------------------------------------
----------------------------------------------------------------------
Yield                  N/A            N/A       N/A
----------------------------------------------------------------------
----------------------------------------------------------------------

----------------------------------------------------------------------
----------------------------------------------
Class B Shares:        30-Day         1 Year
                       Period
----------------------------------------------
----------------------------------------------
Total Return
----------------------------------------------
----------------------------------------------
Before Taxes           N/A            (19.80)%
----------------------------------------------
----------------------------------------------
Yield                  N/A            N/A
----------------------------------------------

---------------------------------------------------------------------------

--------------------------------------------------------------------
Managed Allocation     30-Day         1 Year     Start of
Fund - Moderate        Period                    Performance on
Growth                                           2/4/1999
--------------------------------------------------------------------
--------------------------------------------------------------------
Class A Shares:
--------------------------------------------------------------------
--------------------------------------------------------------------
Total Return
--------------------------------------------------------------------
--------------------------------------------------------------------
Before Taxes           N/A            (12.06)%   (1.41)%
--------------------------------------------------------------------
--------------------------------------------------------------------
After Taxes on         N/A            (12.51)%   (2.41)%
Distributions
--------------------------------------------------------------------
--------------------------------------------------------------------
After Taxes on         N/A            (7.35)%    (1.56)%
Distributions and
Sale of Shares
--------------------------------------------------------------------
--------------------------------------------------------------------
Yield                  0.82%          N/A        N/A
--------------------------------------------------------------------
--------------------------------------------------------------------

--------------------------------------------------------------------
----------------------------------------------
Class B Shares:        30-Day          1 Year
                       Period
----------------------------------------------
----------------------------------------------
Total Return
----------------------------------------------
----------------------------------------------
Before Taxes           N/A             (13.43)%
----------------------------------------------
----------------------------------------------
Yield                  N/A             N/A
----------------------------------------------

---------------------------------------------------------------------------
-----------------------------------------------------------
Managed Allocation     30-Day          1 Year   Start of
                       Period                   Performance
Fund - Conservative                             on
Growth                                          2/3/1999
-----------------------------------------------------------
-----------------------------------------------------------
Class A Shares:
-----------------------------------------------------------
-----------------------------------------------------------
Total Return
-----------------------------------------------------------
-----------------------------------------------------------
Before Taxes           N/A             (4.01)%  1.29%
-----------------------------------------------------------
-----------------------------------------------------------
After Taxes on         N/A             (4.95)%  (0.07)%
Distributions
-----------------------------------------------------------
-----------------------------------------------------------
After Taxes on         N/A             (2.44)%   (0.36)%
Distributions and
Sale of Shares
-----------------------------------------------------------
-----------------------------------------------------------
Yield                  2.04%           N/A      N/A
-----------------------------------------------------------
-----------------------------------------------------------

-----------------------------------------------------------
---------------------------------------------------
Class B Shares:        30-Day          1 Year
                       Period
---------------------------------------------------
---------------------------------------------------
Total Return
---------------------------------------------------
---------------------------------------------------
Before Taxes           N/A             (5.88)%
---------------------------------------------------
---------------------------------------------------
Yield                  1.16            N/A
---------------------------------------------------

---------------------------------------------------------------------------

-----------------------------------------------------------------------------
Intermediate-Term      30-Day         1 Year    5 Years   Start of
                       Period                             Performance on
Bond Fund                                                 11/18/1996
-----------------------------------------------------------------------------
-----------------------------------------------------------------------------
*Institutional
Class Shares:
-----------------------------------------------------------------------------
-----------------------------------------------------------------------------
Total Return
-----------------------------------------------------------------------------
-----------------------------------------------------------------------------
Before Taxes           N/A            11.20%    6.49%     6.47%
-----------------------------------------------------------------------------
-----------------------------------------------------------------------------
After Taxes on         N/A            9.50%     4.32%     4.22%
Distributions
-----------------------------------------------------------------------------
-----------------------------------------------------------------------------
After Taxes on         N/A            7.13%     4.12%     4.06%
Distributions and
Sale of Shares
-----------------------------------------------------------------------------
-----------------------------------------------------------------------------
Yield                  4.01%          N/A       N/A       N/A
-----------------------------------------------------------------------------

---------------------------------------------------------------------------

*The total  returns  shown above are for the  Institutional  Class  Shares, which is another class of shares  offered by  Intermediate-Term  Bond Fund.
Class A Shares are not offered in this SAI for the Fund's  Class A, Class B and Class C Shares.  The total returns for the  Institutional  Class Shares are  disclosed  here  because  Class A Shares  have  not yet been  publicly offered.  These total returns would be substantially  similar to the annual returns for  Institutional  I Shares over the same period and would  differ only to the extent that the two classes do not have the same  expenses.  It is  anticipated  that the  expenses of Class A Shares will exceed  those of the Institutional Class Shares.

-----------------------------------------------------------------------------
Income Fund            30-Day         1 Year    5 Years   Start of
                       Period                             Performance on
                                                          7/16/1993
-----------------------------------------------------------------------------
-----------------------------------------------------------------------------
Class A Shares:
-----------------------------------------------------------------------------
-----------------------------------------------------------------------------
Total Return
-----------------------------------------------------------------------------
-----------------------------------------------------------------------------
Before Taxes           N/A            4.65%     5.14%     5.69%
-----------------------------------------------------------------------------
-----------------------------------------------------------------------------
After Taxes on         N/A            3.10%     2.99%     3.47%
Distributions
-----------------------------------------------------------------------------
-----------------------------------------------------------------------------
After Taxes on         N/A            2.88%     3.01%     3.42%
Distributions and
Sale of Shares
-----------------------------------------------------------------------------
-----------------------------------------------------------------------------
Yield                  3.88%          N/A       N/A       N/A
-----------------------------------------------------------------------------
-----------------------------------------------------------------------------

-----------------------------------------------------------------------------
-----------------------------------------------------------------------------
                       7-Day Period   1 Year    5 Years   Start of
                                                          Performance on
Class B Shares:                                           7/16/1993
-----------------------------------------------------------------------------
-----------------------------------------------------------------------------
Total Return
-----------------------------------------------------------------------------
-----------------------------------------------------------------------------
Before Taxes           N/A            3.90%     5.14%     5.49%
-----------------------------------------------------------------------------
-----------------------------------------------------------------------------
After Taxes on         N/A            2.57%     3.18%     3.31%
Distributions
-----------------------------------------------------------------------------
-----------------------------------------------------------------------------
After Taxes on         N/A            2.42%     3.12%     3.28%
Distributions and
Sale of Shares
-----------------------------------------------------------------------------
-----------------------------------------------------------------------------
Yield                  3.18%          N/A       N/A       N/A
-----------------------------------------------------------------------------

---------------------------------------------------------------------------

-----------------------------------------------------------------------------
Short-Term             30-Day         1 Year    5 Years   Start of
                       Period                             Performance on
Corporate Bond Fund                                       10/31/1995
-----------------------------------------------------------------------------
-----------------------------------------------------------------------------
*Institutional
Class Shares:
-----------------------------------------------------------------------------
-----------------------------------------------------------------------------
Total Return
-----------------------------------------------------------------------------
-----------------------------------------------------------------------------
Before Taxes           N/A            5.44%     4.95%     5.09%
-----------------------------------------------------------------------------
-----------------------------------------------------------------------------
After Taxes on         N/A            4.07%     3.02%     3.05%
Distributions
-----------------------------------------------------------------------------
-----------------------------------------------------------------------------
After Taxes on         N/A            3.43%     3.00%     3.06%
Distributions and
Sale of Shares
-----------------------------------------------------------------------------
-----------------------------------------------------------------------------
Yield                  3.26%          N/A       N/A       N/A
-----------------------------------------------------------------------------

---------------------------------------------------------------------------

*The total  returns  shown above are for the  Institutional  Class  Shares, which is another  class of shares  offered  by  Short-Term  Corporate  Bond
Fund.  Class A Shares are not  offered in this SAI for the Fund's  Class A,
Class B and Class C Shares.  The total returns for the Institutional  Class
Shares  are  disclosed  here  because  Class A  Shares  have  not yet  been publicly  offered.  These total returns would be  substantially  similar to the annual  returns  for  Institutional  I Shares  over the same period and would  differ  only to the extent that the two classes do not have the same expenses.  It is  anticipated  that the  expenses  of  Class A Shares  will exceed those of the Institutional Class Shares.

-----------------------------------------------------------------------------
Maryland Municipal     30-Day         1 Year    5 Years   Start of
                       Period                             Performance on
Bond Fund                                                 11/18/1996
-----------------------------------------------------------------------------
-----------------------------------------------------------------------------
Class A Shares:
-----------------------------------------------------------------------------
-----------------------------------------------------------------------------
Total Return
-----------------------------------------------------------------------------
-----------------------------------------------------------------------------
Before Taxes           N/A            2.68%     4.13%     4.56%
-----------------------------------------------------------------------------
-----------------------------------------------------------------------------
After Taxes on         N/A            2.68%     4.07%     4.50%
Distributions
-----------------------------------------------------------------------------
-----------------------------------------------------------------------------
After Taxes on         N/A            3.10%     4.10%     4.48%
Distributions and
Sale of Shares
-----------------------------------------------------------------------------
-----------------------------------------------------------------------------
Yield                  3.82%          N/A       N/A       N/A
-----------------------------------------------------------------------------
-----------------------------------------------------------------------------

-----------------------------------------------------------------------------
                       30-Day         1 Year    5 Years   Start of
                       Period                             Performance on
Class B Shares:                                           11/18/1996
-----------------------------------------------------------------------------
-----------------------------------------------------------------------------
Total Return
-----------------------------------------------------------------------------
-----------------------------------------------------------------------------
Before Taxes           N/A            1.72%     6.60%     6.47%
-----------------------------------------------------------------------------
-----------------------------------------------------------------------------
After Taxes on         N/A            1.71%     6.54%     6.40%
Distributions
-----------------------------------------------------------------------------
-----------------------------------------------------------------------------
After Taxes on         N/A            2.28%     6.51%     6.33%
Distributions and
Sale of Shares
-----------------------------------------------------------------------------
-----------------------------------------------------------------------------
Yield                  3.13%          N/A       N/A       N/A
-----------------------------------------------------------------------------

---------------------------------------------------------------------------

-----------------------------------------------------------------------------
Pennsylvania           30-Day         1 Year    5 Years   Start of
                       Period                             Performance on
Municipal Bond Fund                                       4/1/1996
-----------------------------------------------------------------------------
-----------------------------------------------------------------------------
Class A Shares:
-----------------------------------------------------------------------------
-----------------------------------------------------------------------------
Total Return
-----------------------------------------------------------------------------
-----------------------------------------------------------------------------
Before Taxes           N/A            2.96%     3.97%     4.27%
-----------------------------------------------------------------------------
-----------------------------------------------------------------------------
After Taxes on         N/A            2.96%     3.93%     4.22%
Distributions
-----------------------------------------------------------------------------
-----------------------------------------------------------------------------
After Taxes on         N/A            3.25%     3.95%     4.20%
Distributions and
Sale of Shares
-----------------------------------------------------------------------------
-----------------------------------------------------------------------------
Yield                  3.70%          N/A       N/A       N/A
-----------------------------------------------------------------------------
-----------------------------------------------------------------------------

-----------------------------------------------------------------------------
                       30-Day         1 Year    5 Years   Start of
                       Period                             Performance on
Class B Shares:                                           4/1/1996
-----------------------------------------------------------------------------
-----------------------------------------------------------------------------
Total Return
-----------------------------------------------------------------------------
-----------------------------------------------------------------------------
Before Taxes           N/A            2.03%     5.93%     5.61%
-----------------------------------------------------------------------------
-----------------------------------------------------------------------------
After Taxes on         N/A            2.03%     5.89%     5.55%
Distributions
-----------------------------------------------------------------------------
-----------------------------------------------------------------------------
After Taxes on         N/A            2.45%     5.83%     5.49%
Distributions and
Sale of Shares
-----------------------------------------------------------------------------
-----------------------------------------------------------------------------
Yield                  3.02%          N/A       N/A       N/A
-----------------------------------------------------------------------------

---------------------------------------------------------------------------

-----------------------------------------------------------------------------
New York Municipal     30-Day          1 Year   5 Years   Start of
                       Period                             Performance on
Bond Fund                                                 10/22/1993
-----------------------------------------------------------------------------
-----------------------------------------------------------------------------
Class A Shares:
-----------------------------------------------------------------------------
-----------------------------------------------------------------------------
Total Return
-----------------------------------------------------------------------------
-----------------------------------------------------------------------------
Before Taxes           N/A             2.47%    4.30%     4.99%
-----------------------------------------------------------------------------
-----------------------------------------------------------------------------
After Taxes on         N/A             2.45%    4.23%     4.94%
Distributions
-----------------------------------------------------------------------------
-----------------------------------------------------------------------------
After Taxes on         N/A             3.00%    4.25%     4.87%
Distributions and
Sale of Shares
-----------------------------------------------------------------------------
-----------------------------------------------------------------------------
Yield                  2.85%           N/A      N/A       N/A
-----------------------------------------------------------------------------

---------------------------------------------------------------------------

-----------------------------------------------------------------------------
U.S. Government        30-Day         1 Year    5 Years   Start of
                       Period                             Performance on
Bond Fund                                                 10/22/1993
-----------------------------------------------------------------------------
-----------------------------------------------------------------------------
Class A Shares:
-----------------------------------------------------------------------------
-----------------------------------------------------------------------------
Total Return
-----------------------------------------------------------------------------
-----------------------------------------------------------------------------
Before Taxes           N/A            4.25%     5.72%     5.57%
-----------------------------------------------------------------------------
-----------------------------------------------------------------------------
After Taxes on         N/A            2.23%     3.28%     3.05%
Distributions
-----------------------------------------------------------------------------
-----------------------------------------------------------------------------
After Taxes on         N/A            2.57%     3.33%     3.12%
Distributions and
Sale of Shares
-----------------------------------------------------------------------------
-----------------------------------------------------------------------------
Yield                  3.28%          N/A       N/A       N/A
-----------------------------------------------------------------------------

---------------------------------------------------------------------------

-----------------------------------------------------------------------------
Short-Duration         30-Day         1 Year    5 Years   Start of
                       Period                             Performance on
Government Bond Fund                                      10/31/1995
-----------------------------------------------------------------------------
-----------------------------------------------------------------------------
Institutional Class
Shares
-----------------------------------------------------------------------------
-----------------------------------------------------------------------------
Total Return
-----------------------------------------------------------------------------
-----------------------------------------------------------------------------
Before Taxes           N/A            1.93%     4.72%     4.84%
-----------------------------------------------------------------------------
-----------------------------------------------------------------------------
After Taxes on         N/A            0.21%     2.50%     3.10%
Distributions
-----------------------------------------------------------------------------
-----------------------------------------------------------------------------
After Taxes on         N/A            1.17%     2.65%     3.02%
Distributions and
Sale of Shares
-----------------------------------------------------------------------------
-----------------------------------------------------------------------------
Yield                  1.71%          N/A       N/A       N/A
-----------------------------------------------------------------------------
*The total  returns  shown above are for the  Institutional  Class  Shares, which is another class of shares offered by Short Duration  Government Bond
Fund.  Class A Shares are not  offered in this SAI for the Fund's  Class A,
Class B and Class C Shares.  The total returns for the Institutional  Class
Shares  are  disclosed  here  because  Class A  Shares  have  not yet  been publicly  offered.  These total returns would be  substantially  similar to the annual  returns  for  Institutional  I Shares  over the same period and would  differ  only to the extent that the two classes do not have the same expenses.  It is  anticipated  that the  expenses  of  Class A Shares  will exceed those of the Institutional Class Shares.
---------------------------------------------------------------------------

-------------------------------------------------------------------
Pennsylvania           7-Day Period   1 Year    Start of
Tax-Free Money                                  Performance on
Market Fund                                     5/1/2001
-------------------------------------------------------------------
-------------------------------------------------------------------
*Institutional
Class Shares:
-------------------------------------------------------------------
-------------------------------------------------------------------
Total Return
-------------------------------------------------------------------
-------------------------------------------------------------------
Before Taxes           N/A            0.86%     1.20%
-------------------------------------------------------------------
-------------------------------------------------------------------
Yield                  0.80%          N/A       N/A
-------------------------------------------------------------------
-------------------------------------------------------------------

-------------------------------------------------------------------
Pennsylvania           7-Day Period   1 Year    Start of
Tax-Free Money                                  Performance on
Market Fund                                     5/11/2001
-------------------------------------------------------------------
-------------------------------------------------------------------
*Institutional II
Shares:
-------------------------------------------------------------------
-------------------------------------------------------------------
Total Return
-------------------------------------------------------------------
-------------------------------------------------------------------
Before Taxes           N/A            0.86%     1.18%
-------------------------------------------------------------------
-------------------------------------------------------------------
Yield                  0.80%          N/A       N/A
-------------------------------------------------------------------

---------------------------------------------------------------------------

*The total returns shown above are for the  Institutional and Institutional
II  Shares,  which are other  classes  of shares  offered  by  Pennsylvania
Tax-Free Money Market Fund.  Class A Shares are not offered in this SAI for the  Fund's  Class A,  Class B and Class C Shares.  The total  returns  for
Institutional  and Institutional II Shares are disclosed here because Class
A Shares have not yet been publicly  offered.  These total returns would be substantially  similar to the annual  returns  for  Institutional  I Shares over the same  period  and would  differ  only to the  extent  that the two classes do not have the same expenses.  It is anticipated that the expenses of Class A Shares will exceed those of the  Institutional and Institutional
II Shares.

-----------------------------------------------------------------------------
New York Tax-Free      7-Day Period   1 Year    5 Years   10 Years
Money Market Fund
-----------------------------------------------------------------------------
-----------------------------------------------------------------------------
Class A Shares:
-----------------------------------------------------------------------------
-----------------------------------------------------------------------------
Total Return           N/A            0.86%     2.34%     3.01%
-----------------------------------------------------------------------------
-----------------------------------------------------------------------------
Yield                  0.87%          N/A       N/A       N/A
-----------------------------------------------------------------------------

---------------------------------------------------------------------------

-----------------------------------------------------------------------------
Money Market Fund      7-Day Period   1 Year    5 Years   10 Years
-----------------------------------------------------------------------------
-----------------------------------------------------------------------------
Class A Shares
-----------------------------------------------------------------------------
-----------------------------------------------------------------------------
Total Return           N/A            0.92%     3.76%     4.19%
-----------------------------------------------------------------------------
-----------------------------------------------------------------------------
Yield                  0.56%          N/A       N/A       N/A
-----------------------------------------------------------------------------

---------------------------------------------------------------------------

-----------------------------------------------------------------------------
Tax-Free Money         7-Day Period   1 Year    5 Years   Start of
                                                          Performance on
Market Fund                                               3/15/1994
-----------------------------------------------------------------------------
-----------------------------------------------------------------------------
Class A Shares:
-----------------------------------------------------------------------------
-----------------------------------------------------------------------------
Total Return
-----------------------------------------------------------------------------
-----------------------------------------------------------------------------
Before Taxes           N/A            0.76%     2.29%     2.63%
-----------------------------------------------------------------------------
-----------------------------------------------------------------------------
Yield                  0.75%          N/A       N/A       N/A
-----------------------------------------------------------------------------

---------------------------------------------------------------------------

-----------------------------------------------------------------------------
U.S. Government        7-Day Period   1 Year    5 Years   Start of
                                                          Performance on
Money Market Fund                                         7/7/1997
-----------------------------------------------------------------------------
-----------------------------------------------------------------------------
Class A Shares:
-----------------------------------------------------------------------------
-----------------------------------------------------------------------------
Total Return           N/A            1.02%     3.74%     3.94%
-----------------------------------------------------------------------------
Yield                  0.66%          N/A       N/A       N/A
-----------------------------------------------------------------------------

---------------------------------------------------------------------------

-----------------------------------------------------------------------------
U.S. Treasury Money    7-Day Period   1 Year    5 Years   10 Years
Market Fund
-----------------------------------------------------------------------------
-----------------------------------------------------------------------------
Class A Shares:
-----------------------------------------------------------------------------
-----------------------------------------------------------------------------
Total Return           N/A            0.93%     3.62%     4.06%
-----------------------------------------------------------------------------
-----------------------------------------------------------------------------
Yield                  0.55%          N/A       N/A       N/A
-----------------------------------------------------------------------------

---------------------------------------------------------------------------

TAX EQUIVALENCY TABLEs
Set forth below are samples of tax-equivalency tables that may be used in advertising and sales literature. These tables are for illustrative purposes only and are not representative of past or future performance of the Tax-Free Money Market Fund, New York Tax-Free Money Market Fund,
Pennsylvania Tax-Free Money Market Fund, New York Municipal Bond Fund,
Maryland Municipal Bond Fund and Pennsylvania Municipal Bond  Fund. The
interest earned by the municipal securities owned by the Funds generally remains free from federal regular income tax and is often free from state and local taxes as well. However, some of the Funds' income may be subject to the federal AMT and state and/or local taxes. The tax-equivalent yield for the New York Tax-Free Money Market Fund for the 7-day period ended
April 30, 2003 was 1.59%. The tax-equivalent yield for the New York
Municipal Bond Fund for the 30-day period ended April 30, 2003 was 5.22%.
The tax-equivalent yield for the Pennsylvania Municipal Bond  Fund for the
30-day period ended April 30, 2003 was 6.78%.

                     TAXABLE YIELD EQUIVALENT FOR 2003
                             STATE OF NEW YORK

-------------------------------------------------------------------------------------
TAX
BRACKET:
-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------
FEDERAL           10.00%      15.00%      27.00%      30.00%      35.00%      38.60%
-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------
COMBINED
-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------
FEDERAL          14.000%     21.850%     33.850%     36.850%     41.850%     45.450%
& STATE
-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------
JOINT                 $0-    $12,001-    $47,451-   $114,651-   $174,701-       OVER
-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------
RETURN:          $12,000     $47,450    $114,650    $174,700    $311,950    $311,950
-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------
SINGLE                $0-     $6,001-    $28,401-    $68,801-   $143,501-       OVER
-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------
RETURN:           $6,000     $28,400     $68,800    $143,500    $311,950    $311,950
-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------
TAX-EXEMPT
-----------                        TAXABLE YIELD EQUIVALENT
   YIELD
-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------
      0.50%        0.58%       0.64%       0.76%       0.79%       0.86%       0.92%
-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------
      1.00%        1.16%       1.28%       1.51%       1.58%       1.72%       1.83%
-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------
      1.50%        1.74%       1.92%       2.27%       2.38%       2.58%       2.75%
-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------
      2.00%        2.33%       2.56%       3.02%       3.17%       3.44%       3.67%
-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------
      2.50%        2.91%       3.20%       3.78%       3.96%       4.30%       4.58%
-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------
      3.00%        3.49%       3.84%       4.54%       4.75%       5.16%       5.50%
-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------
      3.50%        4.07%       4.48%       5.29%       5.54%       6.02%       6.42%
-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------
      4.00%        4.65%       5.12%       6.05%       6.33%       6.88%       7.33%
-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------
      4.50%        5.23%       5.76%       6.80%       7.13%       7.74%       8.25%
-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------
      5.00%        5.81%       6.40%       7.56%       7.92%       8.60%       9.17%
-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------
      5.50%        6.40%       7.04%       8.31%       8.71%       9.46%      10.08%
-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------
      6.00%        6.98%       7.68%       9.07%       9.50%      10.32%      11.00%
-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------
      6.50%        7.56%       8.32%       9.83%      10.29%      11.18%      11.92%
-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------
      7.00%        8.14%       8.96%      10.58%      11.08%      12.04%      12.83%
-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------
      7.50%        8.72%       9.60%      11.34%      11.88%      12.90%      13.75%
-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------
      8.00%        9.30%      10.24%      12.09%      12.67%      13.76%      14.67%
-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------
      8.50%        9.88%      10.88%      12.85%      13.46%      14.62%      15.58%
-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------
      9.00%       10.47%      11.52%      13.61%      14.25%      15.48%      16.50%
-------------------------------------------------------------------------------------

Note:       The maximum marginal tax rate for each bracket was
      used in calculating the taxable yield equivalent.
      Furthermore, additional state and local taxes paid on
      comparable taxable investments were not used to increase
      federal deductions.

                     TAXABLE YIELD EQUIVALENT FOR 2003
                           STATE OF PENNSYLVANIA

-------------------------------------------------------------------------------------
TAX
BRACKET:
-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------
FEDERAL           10.00%      15.00%      27.00%      30.00%      35.00%      38.60%
-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------
COMBINED
-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------
FEDERAL          12.800%     17.800%     29.800%     32.800%     37.800%     41.400%
& STATE
-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------
JOINT                 $0-    $12,001-    $47,451-   $114,651-   $174,701-       OVER
-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------
RETURN:          $12,000     $47,450    $114,650    $174,700    $311,950    $311,950
-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------
SINGLE                $0-     $6,001-    $28,401-    $68,801-   $143,501-       OVER
-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------
RETURN:           $6,000     $28,400     $68,800    $143,500    $311,950    $311,950
-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------
TAX-EXEMPT
   YIELD                           TAXABLE YIELD EQUIVALENT
-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------
      0.50%        0.57%       0.61%       0.71%       0.74%       0.80%       0.85%
-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------
      1.00%        1.15%       1.22%       1.42%       1.49%       1.61%       1.71%
-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------
      1.50%        1.72%       1.82%       2.14%       2.23%       2.41%       2.56%
-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------
      2.00%        2.29%       2.43%       2.85%       2.98%       3.22%       3.41%
-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------
      2.50%        2.87%       3.04%       3.56%       3.72%       4.02%       4.27%
-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------
      3.00%        3.44%       3.65%       4.27%       4.46%       4.82%       5.12%
-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------
      3.50%        4.01%       4.26%       4.99%       5.21%       5.63%       5.97%
-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------
      4.00%        4.59%       4.87%       5.70%       5.95%       6.43%       6.83%
-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------
      4.50%        5.16%       5.47%       6.41%       6.70%       7.23%       7.68%
-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------
      5.00%        5.73%       6.08%       7.12%       7.44%       8.04%       8.53%
-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------
      5.50%        6.31%       6.69%       7.83%       8.18%       8.84%       9.39%
-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------
      6.00%        6.88%       7.30%       8.55%       8.93%       9.65%      10.24%
-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------
      6.50%        7.45%       7.91%       9.26%       9.67%      10.45%      11.09%
-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------
      7.00%        8.03%       8.52%       9.97%      10.42%      11.25%      11.95%
-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------
      7.50%        8.60%       9.12%      10.68%      11.16%      12.06%      12.80%
-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------
      8.00%        9.17%       9.73%      11.40%      11.90%      12.86%      13.65%
-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------
      8.50%        9.75%      10.34%      12.11%      12.65%      13.67%      14.51%
-------------------------------------------------------------------------------------
      9.00%       10.32%      10.95%      12.82%      13.39%      14.47%      15.36%

Note: The maximum marginal tax rate for each bracket was used in calculating the taxable yield equivalent.  Furthermore,
      additional state and local taxes paid on comparable taxable investments were not used to increase federal deductions.

                     TAXABLE YIELD EQUIVALENT FOR 2003
                             STATE OF MARYLAND
                        INCLUDING LOCAL INCOME TAX

-------------------------------------------------------------------------------
COMBINED
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
FEDERAL,        17.90%     22.90%      34.90%     37.90%     42.90%     46.50%
STATE
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
&
COUNTY
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------

-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
JOINT               $0 -  $12,001 -   $47,451-  $114,651-  $174,701-      OVER
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
RETURN:        $12,000    $47,450    $114,650   $174,700   $311,950   $311,950
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------

-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
SINGLE              $0 -   $6,001 -   $28,401-   $68,801-  $143,501-      OVER
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
RETURN:         $6,000    $28,400     $68,800   $143,500   $311,950   $311,950
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------

-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
TAX-EXEMPT
   YIELD                        TAXABLE YIELD EQUIVALENT
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------

-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
      0.50%      0.61%      0.65%       0.77%      0.81%      0.88%      0.93%

-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
      1.00%      1.22%      1.30%       1.54%      1.61%      1.75%      1.87%

-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
      1.50%      1.83%      1.95%       2.30%      2.42%      2.63%      2.80%

-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
      2.00%      2.44%      2.59%       3.07%      3.22%      3.50%      3.74%

-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
      2.50%      3.05%      3.24%       3.84%      4.03%      4.38%      4.67%

-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
      3.00%      3.65%      3.89%       4.61%      4.83%      5.25%      5.61%

-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
      3.50%      4.26%      4.54%       5.38%      5.64%      6.13%      6.54%

-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
      4.00%      4.87%      5.19%       6.14%      6.44%      7.01%      7.48%

-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
      4.50%      5.48%      5.84%       6.91%      7.25%      7.88%      8.41%

-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
      5.00%      6.09%      6.49%       7.68%      8.05%      8.76%      9.35%

-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
      5.50%      6.70%      7.13%       8.45%      8.86%      9.63%     10.28%

-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
      6.00%      7.31%      7.78%       9.22%      9.66%     10.51%     11.21%

-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
      6.50%      7.92%      8.43%       9.98%     10.47%     11.38%     12.15%

-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
      7.00%      8.53%      9.08%      10.75%     11.27%     12.26%     13.08%

-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
      7.50%      9.14%      9.73%      11.52%     12.08%     13.13%     14.02%

-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
      8.00%      9.74%     10.38%      12.29%     12.88%     14.01%     14.95%

-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
      8.50%     10.35%     11.02%      13.06%     13.69%     14.89%     15.89%

-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
      9.00%     10.96%     11.67%      13.82%     14.49%     15.76%     16.82%
-------------------------------------------------------------------------------

Note:  The maximum marginal tax rate for each bracket was used in
calculating the taxable yield equivalent.   Furthermore,
additional state and local taxes paid on comparable taxable
investments were not used to increase federal deductions.  The local income tax rate is assumed to be the maximum county rate, or
3.15%.

                     TAXABLE YIELD EQUIVALENT FOR 2003
                         MULTISTATE MUNICIPAL FUND

-------------------------------------------------------------------------------------
    TAX
 BRACKET:
-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------
  FEDERAL         10.00%    15.00%      27.00%      30.00%       35.00%       38.60%
-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------
   JOINT              $0-  $12,001 -   $47,451-   $114,651 -   $174,701 -       OVER
-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------
  RETURN:        $12,000   $47,450    $114,650     174,700      311,950     $311,950
-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------
  SINGLE              $0-   $6,001 -   $28,401-    $68,801 -   $143,501 -       OVER
-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------
  RETURN:         $6,000   $28,400     $68,800    $143,500     $311,950     $311,950
-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------
TAX-EXEMPT
   YIELD                           TAXABLE YIELD EQUIVALENT
-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------
      0.50%        0.56%     0.59%       0.68%        0.71%       0.77%        0.81%
-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------
      1.00%        1.11%     1.18%       1.37%        1.43%       1.54%        1.63%
-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------
      1.50%        1.67%     1.76%       2.05%        2.14%       2.31%        2.44%
-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------
      2.00%        2.22%     2.35%       2.74%        2.86%       3.08%        3.26%
-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------
      2.50%        2.78%     2.94%       3.42%        3.57%       3.85%        4.07%
-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------
      3.00%        3.33%     3.53%       4.11%        4.29%       4.62%        4.89%
-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------
      3.50%        3.89%     4.12%       4.79%        5.00%       5.38%        5.70%
-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------
      4.00%        4.44%     4.71%       5.48%        5.71%       6.15%        6.51%
-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------
      4.50%        5.00%     5.29%       6.16%        6.43%       6.92%        7.33%
-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------
      5.00%        5.56%     5.88%       6.85%        7.14%       7.69%        8.14%
-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------
      5.50%        6.11%     6.47%       7.53%        7.86%       8.46%        8.96%
-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------
      6.00%        6.67%     7.06%       8.22%        8.57%       9.23%        9.77%
-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------
      6.50%        7.22%     7.65%       8.90%        9.29%      10.00%       10.59%
-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------
      7.00%        7.78%     8.24%       9.59%       10.00%      10.77%       11.40%
-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------
      7.50%        8.33%     8.82%      10.27%       10.71%      11.54%       12.21%
-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------
      8.00%        8.89%     9.41%      10.96%       11.43%      12.31%       13.03%
-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------
      8.50%        9.44%    10.00%      11.64%       12.14%      13.08%       13.84%
-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------
      9.00%       10.00%    10.59%      12.33%       12.86%      13.85%       14.66%
-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------
      9.50%       10.56%    11.18%      13.01%       13.57%      14.62%       15.47%
-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------
     10.00%       11.11%    11.76%      13.70%       14.29%      15.38%       16.29%
-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------
     10.50%       11.67%    12.35%      14.38%       15.00%      16.15%       17.10%
-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------
     11.00%       12.22%    12.94%      15.07%       15.71%      16.92%       17.92%
-------------------------------------------------------------------------------------

Note: The maximum marginal tax rate for each bracket was used in calculating the taxable yield equivalent.

PERFORMANCE COMPARISONS
Advertising and sales literature may include:

|     references to ratings,  rankings,  and financial  publications and/or performance comparisons of Shares to certain indices;

|     charts,  graphs  and  illustrations  using  the  Funds'  returns,  or returns in general,  that  demonstrate  investment  concepts  such as
      tax-deferred   compounding,   dollar-cost  averaging  and  systematic
      investment;

|     discussions  of economic,  financial and political  developments  and their  impact  on the  securities  market,  including  the  portfolio manager's views on how such developments could impact the Funds; and

|     information  about the mutual fund  industry from sources such as the
      Investment Company Institute.

The Funds may compare their  performance,  or performance  for the types of securities  in which  they  invest,  to a  variety  of  other  investments, including  federally  insured bank products such as bank savings  accounts, certificates of deposit, and Treasury bills.

The Funds may quote information from reliable sources regarding  individual countries and regions, world stock exchanges,  and economic and demographic statistics.

You  may  use  financial  publications  and/or  indices  to  obtain  a more complete view of Share performance.  When comparing performance, you should consider all relevant  factors such as the  composition  of the index used, prevailing market  conditions,  portfolio  compositions of other funds, and methods used to value portfolio  securities and compute offering price. The financial  publications  and/or  indices which the Funds use in advertising may include:

|     Lipper,  Inc.  ranks  funds in  various  fund  categories  by  making comparative  calculations  using total return.  Total return  assumes the  reinvestment  of all  capital  gains  distributions  and  income dividends  and takes into  account  any change in NAV over a specific period of time.  From time to time,  the  Government  Fund and the NY
      Municipal  Income  Fund  will  quote  their  Lipper  rankings  in the
      "General  U.S.  Government  Funds" and the "New York  Municipal  Bond
      Funds"   categories,   respectively,   in   advertising   and   sales
      literature.

|     Lehman  Brothers  Government (LT) Index is an index composed of bonds issued by the U.S.  government or its agencies which have at least $1 million  outstanding  in principal  and which have  maturities of ten years or longer.  Index figures are total return  figures  calculated monthly.

|     Lehman  Brothers  Government/Corporate  Total Index is  comprised  of
      approximately  5,000  issues  which  include   non-convertible  bonds
      publicly  issued by the U.S.  government or its  agencies;  corporate
      bonds   guaranteed   by  the  U.S.   government   and   quasi-federal
      corporations;   and  publicly  issued,  fixed-rate,   non-convertible
      domestic  bonds of  companies  in  industry,  public  utilities,  and finance.  Tracked  by  Lehman  Brothers,  the  index  has an  average maturity of nine years.  It  calculates  total returns for one month, three months, twelve months, and ten year periods, and year-to-date.

|     Lehman  Brothers  Aggregate  Bond  Index  is  a  total  return  index measuring  both the capital price changes and income  provided by the
      underlying   universe  of   securities,   weighted  by  market  value
      outstanding.  The  Aggregate  Bond Index is  comprised  of the Lehman
      Brothers    Government    Bond   Index,    Corporate    Bond   Index,
      Mortgage-Backed  Securities  Index and the Yankee Bond  Index.  These
      indices  include:  U.S.  Treasury  obligations,  including  bonds and notes;  U.S. agency  obligations,  including those of the Farm Credit
      System,  including the National Bank for  Cooperatives  and Banks for
      Cooperatives;  foreign obligations,  U.S. investment-grade  corporate debt and mortgage-backed  obligations. All corporate debt included in the  Aggregate  Bond Index has a minimum  rating of BBB by S&P or
      Fitch, or a minimum rating of Baa by Moody's.

|     Lehman  Brothers  1-3 Year  Government  Index is a widely  recognized index of U.S. government  obligations with maturities between one and three years.

|     Lehman  Brothers 5 Year Municipal  Bond Index is a widely  recognized index of intermediate investment-grade tax-exempt bonds.

|     Lehman  Brothers 7 Year Municipal Bond Index is an unmanaged index of municipal  bonds issued after  January 1, 1991 with a minimum  credit rating  of at least  Baa,  been  issued as part of a deal of at least
      $50  million,  have a  maturity  value of at least $5  million  and a maturity  range of 6-8  years.  As of  January  1996 the  index  also includes zero coupon bonds and bonds subject to the AMT.

|     Lehman  Brothers 10 Year Municipal Bond Index is a widely  recognized index of  long-term  investment-grade  tax-exempt  bonds.  The  index includes general obligation bonds,  revenue bonds, insured bonds, and prefunded bonds with maturities between eight and twelve years.

|     Lehman Brothers  Government  Index is an unmanaged index comprised of all  publicly  issued,  non-convertible  domestic  debt  of the  U.S.
      government,  or any agency thereof, or any quasi-federal  corporation and of corporate debt guaranteed by the U.S.  government.  Only notes and bonds with a minimum  outstanding  principal  of $1 million and a minimum maturity of one year are included.

|     Lehman Brothers  Intermediate  Government/Corporate  Bond Index is an
      unmanaged  index  comprised  of all the bonds  issued  by the  Lehman
      Brothers  Government/Corporate  Bond Index with maturities  between 1
      and    9.99    years.    Total    return    is    based    on   price
      appreciation/depreciation  and income as a percentage of the original investment. Indices are rebalanced monthly by market capitalization.

|     Lehman  Brothers  Government/Credit  Bond  Index is  composed  of all bonds  that are  investment  grade  rated Baa or higher by Moody's or
      BBB or higher by S&P, if unrated by Moody's.  Issues must have at
      least  one  year  to   maturity.   Total   return   comprises   price
      appreciation/depreciation  and income as a percentage of the original investment. Indices are rebalanced monthly by market capitalization.

|     Morgan Stanley  Capital  International  Europe,  Australasia  and Far
      East     Index     (MSCI-EAFE)     is     an     unmanaged     market
      capitalization-weighted   equity  index   comprising  20  of  the  48
      countries in the MSCI universe and  representing  the developed world outside  of  North  America.  Each  MSCI  country  index  is  created separately,  then  aggregated,  without  change,  into  regional MSCI indices.  EAFE  performance data is calculated in U.S. dollars and in local currency.

|     Morgan  Stanley  Capital  International  Emerging  Markets Free Index
      (MSCI-EMF) is an unmanaged index reflecting  approximately 60% of the market  capitalization,  by industry,  in each of 26 emerging  market countries.

|     Merrill Lynch Corporate And Government Index is an unmanaged index comprised of approximately 4,821 issues which include corporate debt obligations rated BBB or better and publicly issued, non-convertible domestic debt of the U.S. government or any agency thereof.  These quality parameters are based on composites of ratings assigned by
      S&P and Moody's. Only notes and bonds with a minimum maturity of one year are included.

|     Merrill Lynch 1-3 Year Treasury Index is an unmanaged index tracking short-term government securities with maturities between 1 and 2.99 years. They are produced by Merrill Lynch, Pierce, Fenner &
      Smith, Inc.

|     Merrill Lynch Domestic  Master Index includes issues which must be in the form of publicly placed, nonconvertible,  coupon-bearing domestic debt and must  carry a term to  maturity  of at least one  year.  Par amounts  outstanding  must be no less than $10  million  at the start and at the close of the performance  measurement period. The Domestic
      Master Index is a broader index than the Merrill Lynch  Corporate and
      Government  Index  and  includes,   for  example,   mortgage  related
      securities.  The  mortgage  market  is  divided  by  agency,  type of
      mortgage   and   coupon   and   the   amount   outstanding   in  each
      agency/type/coupon  subdivision  must be no less than $200 million at the  start and at the close of the  performance  measurement  period.
      Corporate  instruments  must be rated by  S&P  or by  Moody's  as investment grade issues (i.e., BBB/Baa or better).

|     Merrill Lynch Taxable Bond Indices  include U.S.  Treasury and agency issues and were designed to keep pace with structural  changes in the fixed income market.  The performance  indicators  capture all rating changes,  new  issues,  and  any  structural  changes  of the  entire market.

|     AMEX  Market  less than $10  million at the start and at the close of the performance  measurement  period.  Corporate  instruments must be rated by  S&P or by Moody's as  investment  grade  issues  (i.e.,
      BBB/Baa or better).

|     Salomon  Brothers AAA-AA  Corporate Index calculates total returns of
      approximately  775  issues  which  include   long-term,   high  grade
      domestic  corporate  taxable bonds,  rated AAA-AA with  maturities of twelve years or more and  companies in  industry,  public  utilities, and finance.

|     Salomon  Brothers  Long-Term  High Grade  Corporate  Bond Index is an
      unmanaged  index of long-term  high grade  corporate  bonds issued by
      U.S. corporations with maturities ranging from 10 to 20 years.

|     Salomon   Brothers   Total    Rate-of-Return   Index   for   mortgage
      pass-through  securities  reflects the entire  mortgage  pass-through
      market  and  reflects  their  special   characteristics.   The  index
      represents  data  aggregated  by  mortgage  pool and coupon  within a given sector. A market-weighted  portfolio is constructed considering all newly created pools and coupons.

|     Salomon 30-Day Treasury Bill Index is a weekly quote of the most representative yields for selected securities issued by the U.S.
      Treasury maturing in 30 days.

|     S&P Midcap 400 Index is an unmanaged capitalization-weighted index of common stocks representing all major industries in the mid-range of the U.S. stock market.

|     S&P 500 Index is an  unmanaged  capitalization-weighted  index of
      500 stocks  designed  to measure  performance  of the broad  domestic economy through  changes in the aggregate  market value of 500 stocks representing all major industries.

|     Russell 1000 Growth Index  measures the  performance of those Russell
      1000   companies   with  higher   price-to-book   ratios  and  higher
      forecasted growth values.

|     Russell 2000 Growth Index  measures the  performance of those Russell
      2000   companies   with  higher   price-to-book   ratios  and  higher
      forecasted growth values.

|     Consumer  Price  Index is  generally  considered  to be a measure  of inflation.

|     Donoghue's Money Fund Report publishes annualized yields of hundreds of money market funds on a weekly basis and through its Money Market
      Insight publication reports monthly and year-to-date investment results for the same money funds.

|     iMoneyNet,  formerly IBC Financial  Data, is the leading  provider of information on money market mutual funds.  The company,  a subsidiary of Informa  Financial  Information,  Inc.,  has published  Money Fund
      Report,  an  industry-leading  weekly  newsletter since 1975, and has produced Money Fund Vision, a database software package, since 1993.

|     Bank Rate Monitor National Index, Miami Beach, Florida, is a
      financial reporting service which publishes weekly average rates of
      50 leading banks and thrift institution money market deposit accounts. The rates published in the index are an average of the personal account rates offered on the Wednesday prior to the date of publication by ten of the largest banks and thrifts in each of the five largest Standard Metropolitan Statistical Areas. Account minimums range upward from $2,500 in each institution and
      compounding methods vary. If more than one rate is offered, the lowest rate is used. Rates are subject to change at any time specified by the institution.

|     Morningstar,  Inc., an independent  rating service,  is the publisher of the  bi-weekly  Mutual Fund Values.  Mutual Fund Values rates more than l,000  NASDAQ-listed  mutual  funds of all types,  according  to their  risk-adjusted  returns.  The maximum rating is five stars, and ratings are effective for two weeks.

From time to time,  the Money Market Fund will quote their Lipper  rankings in the "money market  instrument  funds"  category in advertising and sales literature.  Investors may use such a reporting  service in addition to the
Funds'   prospectuses  to  obtain  a  more  complete  view  of  the  Funds'
performance  before investing.  Of course,  when comparing Fund performance to any  reporting  service,  factors such as  composition  of the reporting service and prevailing  market conditions should be considered in assessing the significance of such comparisons.

Advertising and other  promotional  literature may include  charts,  graphs and other  illustrations  using the Funds' returns,  or returns in general,
that   demonstrate   basic   investment   concepts  such  as   tax-deferred
compounding,  dollar-cost averaging and systematic investment. In addition, a Fund  can  compare  its  performance,  or  performance  for the  types of securities in which it invests, to a variety of other investments,  such as federally  insured bank products,  including  time  deposits,  bank savings accounts,  certificates of deposit, and Treasury bills, and to money market funds using the Lipper,  Inc.  money  market  instruments  average.  Unlike federally  insured bank products,  the Shares of the Funds are not insured.
Unlike money market funds,  which attempt to maintain a stable NAV, the NAV of the Income and  Equity  Funds'  Shares  fluctuates.  Advertisements  may quote  performance  information  which does not  reflect  the effect of any applicable sales charges.

Mutual Fund Market
Forty-nine  percent of American  households  are pursuing  their  financial goals through  mutual funds.  These  investors,  as well as businesses  and institutions,  have  entrusted  over $6.8  trillion  to the more than 8,157 funds available according to the Investment Company Institute.

FINANCIAL INFORMATION
===========================================================================

The Financial Statements for the Funds for the fiscal year ended April 30,
2003 are incorporated by reference to the Annual Reports to Shareholders of the Vision Group of Funds and the ARK Funds, each dated April 30, 2003.

Please see the table in the section "How are the Funds Organized" at the beginning of this SAI for a list of the ARK Fund Accounting Survivors and their corresponding MTB Successor Funds.

INVESTMENT RATINGS
===========================================================================

Standard and Poor's

Long-Term Debt Rating Definitions
AAA--Debt rated AAA has the highest rating assigned by Standard &
Poor's. Capacity to pay interest and repay principal is extremely strong.

AA--Debt rated AA has a very strong capacity to pay interest and repay principal and differs from the higher-rated issues only in small degree.

A--Debt rated A has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher-rated categories.

BBB--Debt rated BBB is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for  debt in this category than in higher-rated categories.

BB--Debt rated BB has less near-term vulnerability to default than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to inadequate capacity to meet timely interest and principal payments. The BB rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BBB rating.

B--Debt rated B has a greater vulnerability to default but currently has the capacity to meet interest payments and principal repayments. Adverse business, financial, or economic conditions will likely impair capacity or willingness to pay interest and repay principal. The B rating category is also used for debt  subordinated to senior debt that is assigned an actual or implied BB or BB- rating.

CCC--Debt rated CCC has a currently identifiable vulnerability to default, and is dependent upon favorable business, financial, and economic conditions to meet timely payment of interest and repayment of principal.
In the event of adverse business, financial, or economic conditions, it is not likely to have the capacity to pay interest and repay principal. The
CCC rating category is also used for debt subordinated to senior debt that is assigned an actual or implied B or B rating.

CC--The rating CC typically is applied to debt subordinated to senior debt that is assigned an actual or implied CCC debt rating.

C--The rating C typically is applied to debt subordinated to senior debt which is assigned an actual or implied CCC debt rating. The C rating may be used to cover a situation where a bankruptcy petition has been filed, but debt service payments are continued.

Commercial Paper (CP) Ratings
An S&P commercial paper rating is a current assessment of the likelihood of timely payment of debt having an original maturity of no more than 365 days.

A-1--This highest category indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted with a plus sign (+)
designation.

A-2--Capacity for timely payment on issues with this designation is satisfactory. However, the relative degree of safety is not as high as for issues designated A-1.

Short-Term Municipal Obligation Ratings
A Standard & Poor's (S&P) note rating reflects the liquidity concerns and market access risks unique to notes.

SP-1--Very strong or strong capacity to pay principal and interest. Those issues determined to possess overwhelming safety characteristics will be given a plus sign (+) designation.

SP-2--Satisfactory capacity to pay principal and interest.

Variable Rate Demand Notes (VRDNs) And Tender Option Bonds (TOBs) Ratings
S&P assigns dual ratings to all long-term debt issues that have as part of their provisions a variable rate demand feature. The first rating
(long-term rating) addresses the likelihood of repayment of principal and interest when due, and the second rating (short-term rating) describes the demand characteristics. Several examples are AAA/A-1+, AA/A-1+, A/A-1.
(The definitions for the long-term and the short-term ratings are provided below.)

Moody's Investors Service, Inc.

Long-Term Bond Rating Definitions
Aaa--Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as gilt edged. Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa--Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group, they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.

A--Bonds which are rated A possess many favorable investment attributes and are to be considered as upper-medium-grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.

Baa--Bonds which are rated Baa are considered as medium-grade obligations,
(i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba--Bonds which are Ba are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B--Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa--Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

Ca--Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

C--Bonds which are rated C are the lowest-rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

Commercial Paper Ratings
P-1--Issuers rated Prime-1 (or related supporting institutions) have a superior capacity for repayment of short-term promissory obligations.
Prime-1 repayment capacity will normally be evidenced by the following characteristics: leading market positions in well established industries, high rates of return on funds employed, conservative capitalization structure with moderate reliance on debt and ample asset protection, broad margins in earning coverage of fixed financial charges and high internal cash generation, well-established access to a range of financial markets and assured sources of alternate liquidity.

P-2--Issuers rated Prime-2 (or related supporting institutions) have a strong capacity for repayment of short-term promissory obligations. This will normally be evidenced by many of the characteristics cited above, but to a lesser degree. Earnings trends and coverage ratios, while sound, will be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

Short-Term Municipal Obligation Ratings
Moody's Investor Service, Inc. (Moody's) short-term ratings are designated
Moody's Investment Grade (MIG or VMIG). (See below.) The purpose of the
MIG or VMIG ratings is to provide investors with a simple system by which the relative investment qualities of short-term obligations may be evaluated.

MIG1--This designation denotes best quality. There is present strong protection by established cash flows, superior liquidity support or demonstrated broad based access to the market for refinancing.

MIG2--This designation denotes high quality. Margins of protection are ample although not so large as in the preceding group.

Variable Rate Demand Notes (VRDNs) And Tender Option Bonds (TOBs) Ratings
Short-term ratings on issues with demand features are differentiated by the use of the VMIG symbol to reflect such characteristics as payment upon periodic demand rather than fixed maturity dates and payment relying on external liquidity. In this case, two ratings are usually assigned, (for example, Aaa/VMIG-1); the first representing an evaluation of the degree of risk associated with scheduled principal and interest payments, and the second representing an evaluation of the degree of risk associated with the demand feature. The VMIG rating can be assigned a 1 or 2 designation using the same definitions described above for the MIG rating.

Fitch RATINGS

Long-Term Debt Rating Definitions
AAA--Bonds considered to be investment grade and of the highest credit quality. The obligor has an exceptionally strong ability to pay interest and repay principal, which is unlikely to be affected by reasonably foreseeable events.

AA--Bonds considered to be investment grade and of very high credit quality. The obligor's ability to pay interest and repay principal is very strong, although not quite as strong as bonds rated AAA. Because bonds rated in the AAA and AA categories are not significantly vulnerable to foreseeable future developments,  short-term debt of these issuers is generally rated F-1+.

A--Bonds considered to be investment grade and of high credit quality. The obligor's ability to pay interest and repay principal is considered to be strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than bonds with higher ratings.

BBB--Bonds considered to be investment grade and of satisfactory credit quality. The obligor's ability to pay interest and repay principal is considered to be adequate. Adverse changes in economic conditions and circumstances, however, are more likely to have adverse impact on these bonds, and therefore impair timely  payment. The likelihood that the ratings of these bonds will fall below investment grade is higher than for bonds with higher ratings.

BB--Bonds are considered speculative. The obligor's ability to pay interest and repay principal may be affected over time by adverse economic changes. However, business and financial alternatives can be identified which could assist the obligor in satisfying its debt service requirements.

B--Bonds are considered highly speculative. While bonds in this class are currently meeting debt service requirements, the probability of continued
timely payment of principal and interest reflects the obligor's limited margin of safety and the need for reasonable business and economic activity throughout the life of the issue.

CCC--Bonds have certain identifiable characteristics which, if not remedied, may lead to default. The ability to meet obligations requires an advantageous business and economic environment.

CC--Bonds are minimally protected. Default in payment of interest and/or principal seems probable over time.

C--Bonds are imminent default in payment of interest or principal.

Short-Term Debt Rating Definitions
F-1+--Exceptionally Strong Credit Quality. Issues assigned this rating are regarded as having the strongest degree of assurance for timely payment.

F-1--Very Strong Credit Quality. Issues assigned this rating reflect an assurance for timely payment, only slightly less in degree than issues rated F-1+.

F-2--Good Credit Quality. Issues carrying this rating have a satisfactory degree of assurance for timely payment, but the margin of safety is not as great as for issues assigned F-1+ and F-1 ratings.

Commercial Paper Rating Definitions
FITCH-1--(Highest Grade) Commercial paper assigned this rating is regarded as having the strongest degree of assurance for timely payment.

FITCH-2--(Very Good Grade) Issues assigned this rating reflect an assurance of timely payment only slightly less in degree than the strongest issues.

Long-Term Debt Ratings
NR--Indicates that both the bonds and the obligor or credit enhancer are not currently rated by S&P or Moody's with respect to short-term indebtedness. However, management considers them to be of comparable quality to securities rated A-1 or P-1.

NR(1)--The underlying issuer/obligor/guarantor has other outstanding debt rated AAA by S&P or Aaa by Moody's.

NR(2)--The underlying issuer/obligor/guarantor has other outstanding debt rated AA by S&P or Aa by Moody's.

NR(3)--The underlying issuer/obligor/guarantor has other outstanding debt rated A by S&P or Moody's.

Other Considerations

Among the  factors  considered  by  Moody's  in  assigning  bond,  note and
commercial  paper  ratings  are  the  following:   (i) evaluation   of  the
management  of  the  issuer;  (ii)  economic  evaluation  of  the  issuer's industry or  industries  and an appraisal of  speculative-type  risks which may be  inherent  in  certain  areas;  (iii)  evaluation  of  the  issuer's
products  in  relation  to  competition  and  customer   acceptance;   (iv)
liquidity;  (v)  amount  and  quality  of  long-term  debt;  (vi)  trend of earnings over a period of 10 years;  (vii)  financial  strength of a parent company  and the  relationships  which  exist with the  issuer;  and (viii)
recognition by management of obligations  which may be present or may arise as a result of public  interest  questions  and  preparations  to meet such obligations.

Among the  factors  considered  by  S&P  in  assigning  bond,  note and commercial paper ratings are the following:  (i) trend of earnings and cash flow with allowances made for unusual circumstances,  (ii) stability of the issuer's  industry,  (iii) the  issuer's  relative  strength  and  position within the industry and (iv) the reliability and quality of management.

104
---------------------------------------------------------------------------

===========================================================================

CLASS A, CLASS B AND CLASS C+ SHARES


MTB U.S. Treasury Money Market Fund*

MTB U.S. Government Money Market Fund*

MTB Tax Free Money Market Fund*

MTB Money Market Fund

MTB New York Tax-Free Money Market Fund*

MTB Pennsylvania Tax Free Money Market Fund*

MTB Short Duration Government Bond Fund

MTB Short-Term Corporate Bond Fund

MTB U.S. Government Bond Fund

MTB New York Municipal Bond Fund

MTB Pennsylvania Municipal Bond Fund

MTB Maryland Municipal Bond Fund

MTB Intermediate-Term Bond Fund

MTB Income Fund

MTB Managed Allocation Fund - Conservative Growth

MTB Managed Allocation Fund - Moderate Growth

MTB Managed Allocation Fund - Aggressive Growth

MTB Balanced Fund

MTB Equity Income Fund

MTB Large Cap Value Fund

MTB Equity Index Fund

MTB Large Cap Stock Fund

MTB Large Cap Growth Fund

MTB Multi Cap Growth Fund

MTB Mid Cap Stock Fund

MTB Mid Cap Growth Fund

MTB Small Cap Stock Fund

MTB Small Cap Growth Fund+

MTB International Equity Fund

*Class A Shares Only

+Only MTB Small Cap Growth Fund has Class C Shares

ADDRESSES
===========================================================================

Distributor
Edgewood Services, Inc.
5800 Corporate Drive
Pittsburgh, PA 15237-5829

Investment Adviser
MTB Investment Advisors, Inc.
100 East Pratt Street
17th Floor
Baltimore, MD 21202

Co-Administrator

M&T Securities, Inc.
One M&T Plaza
Buffalo, NY 14203

Sub-Adviser to MTB New York Tax Free Money Market Fund
Federated Investment Management Company
Federated Investors Tower
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Sub-Adviser to MTB Mid Cap Stock Fund
Independence Investment LLC
53 State Street
Boston, MA 02109

Sub-Adviser to MTB Large Cap Growth Fund
Montag & Caldwell, Inc.
3455 Peachtree Road, N.E.
Suite 1200
Atlanta, GA 30326-3248

Sub-Adviser to MTB Large Cap Growth Fund
Montag & Caldwell, Inc.
3455 Peachtree Road, N.E.
Suite 1200
Atlanta, GA 30326-3248

Sub-Adviser to MTB Large Cap Growth Fund
Montag & Caldwell, Inc.
3455 Peachtree Road, N.E.
Suite 1200
Atlanta, GA 30326-3248

Sub-Adviser to MTB Large Cap Growth Fund
Montag & Caldwell, Inc.
3455 Peachtree Road, N.E.
Suite 1200
Atlanta, GA 30326-3248

Sub-Adviser to MTB International Equity Fund
UBS Global Asset Management (Americas) Inc.
209 South LaSalle Street
Chicago, IL 60604

Sub-Advisers to MTB Small Cap Stock Fund
LSV Asset Management
200 West Madison Street
Suite 2780
Chicago, IL 60806
Mazama Capital Management, Inc.
One SW Columbia Street
Suite 1860
Portland, OR 97258

Co-Administrator
Federated Services Company
Federated Investors Tower
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Transfer Agent and Dividend Disbursing Agent
Federated Shareholder Services Company
P.O. Box 8600
Boston, MA 02266-8600

Custodian and Fund Accountant
State Street Bank and Trust Company
P.O. Box 8609
Boston, MA 02266-8609

Independent Auditors
Ernst & Young LLP
200 Clarendon Street
Boston, MA 02116-5072

[Logo of MTB Group of Funds]


Managed by MTB Investment Advisors, Inc.

INSTITUTIONAL CLASS PROSPECTUS : August 25, 2003

INSTITUTIONAL I SHARES, INSTITUTIONAL II SHARES
AND CLASS S SHARES
MTB U.S. Treasury Money Market Fund

INSTITUTIONAL I SHARES AND INSTITUTIONAL II SHARES
MTB U.S. Government Money Market Fund
MTB Pennsylvania Tax-Free Money Market Fund
MTB Tax-Free Money Market Fund

INSTITUTIONAL SHARES, INSTITUTIONAL I SHARES,
INSTITUTIONAL II SHARES AND CLASS S SHARES
MTB Money Market Fund

INSTITUTIONAL SHARES
MTB Prime Money Market Fund

INSTITUTIONAL I SHARES
MTB New York Tax-Free Money Market Fund
MTB Short Duration Government Bond Fund
MTB Short-Term Corporate Bond Fund
MTB U.S. Government Bond Fund
MTB Maryland Municipal Bond Fund
MTB New York Municipal Bond Fund
MTB Pennsylvania Municipal Bond Fund
MTB Intermediate-Term Bond Fund
MTB Income Fund
MTB Balanced Fund
MTB Social Balanced Fund
MTB Equity Income Fund
MTB Large Cap Value Fund
MTB Equity Index Fund
MTB Large Cap Stock Fund
MTB Large Cap Growth Fund
MTB Multi Cap Growth Fund
MTB Mid Cap Stock Fund
MTB Mid Cap Growth Fund
MTB Small Cap Stock Fund
MTB Small Cap Growth Fund
MTB International Equity Fund

MTB Group of Funds was formerly named VISION Group of Funds, and each MTB Fund listed above was formerly a VISION Fund.


[Logo of MTB Group of Funds]


August 25, 2003 : INSTITUTIONAL CLASS PROSPECTUS


Introduction – Information Common to All Portfolios


Each portfolio (each, a “Fund”) of MTB Group of Funds (the “Trust”) is a mutual fund. A mutual fund pools shareholders’ money and, using professional investment managers, invests it in securities.

Each Fund has its own investment goal and strategies for reaching that goal. The investment advisor invests each Fund’s assets in a way that he or she believes will help a Fund achieve its goal. Still, investing in each Fund involves risk, and there is no guarantee that a Fund will achieve its goal. The investment advisor’s judgments about the markets, the economy, or companies may not anticipate actual market movements, economic conditions or company performance, and these judgments may affect the return on your investment. In fact, no matter how good a job the investment advisor does, you could lose money on your investment in a Fund, just as you could with other investments. A Fund share is not a bank deposit and it is not insured or guaranteed by the FDIC or any government agency.

The value of your investment in a Fund is based on the market prices of the securities the Fund holds. These prices change daily due to economic and other events that affect particular companies and other issuers. These price movements, sometimes called volatility, may be greater or lesser depending on the types of securities a Fund owns and the markets in which they trade. The effect on a Fund of a change in the value of a single security will depend on how widely the Fund diversifies its holdings.

The MTB U.S. Treasury Money Market Fund, MTB U.S. Government Money Market Fund, MTB Money Market Fund, MTB Tax-Free Money Market Fund, MTB Pennsylvania Tax-Free Money Market Fund, MTB Prime Money Market Fund and MTB New York Tax-Free Money Market Fund try to maintain a constant price per share of $1.00, but there is no guarantee that these Funds will achieve this goal. Please call 1-800-836-2211 to obtain current 7-day yield information for these Funds.


How to Read this Prospectus


MTB Group of Funds is a mutual fund family that offers different classes of shares in separate Funds. The Funds have individual investment goals and strategies. This prospectus gives you important information about the Institutional Shares, Institutional I Shares, Institutional II Shares and Class S Shares of the Funds that you should know before investing. Please read this prospectus and keep it for future reference.

Institutional Shares, Institutional I Shares, Institutional II Shares and Class S Shares have different expenses and other characteristics, allowing you to choose the class that best suits your needs. You should consider the amount you want to invest, how long you plan to have it invested, and whether you plan to make additional investments.

This prospectus has been arranged into different sections so that you can easily review this important information. For more detailed information about each Fund, please see:

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Contents

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Fund Goals, Strategies,
Risks and Performance	1
Money Market Funds	3
Bond Funds	21
Balanced Funds	43
Stock Funds	49
Specific Risks of Investing in the Funds	81
What do Shares Cost?	84
How are the Funds Sold?	85
How to Purchase Shares	86
How to Redeem Shares	87
How to Exchange Shares	88
Account and Share Information	89
Who Manages the Funds?	90
Financial Information	95
How to Obtain More Information
About MTB Group of Funds	109

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MTB Funds • Are NOT FDIC Insured • Have No Bank Guarantee • May Lose Value

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Managed by MTB Investment Advisors, Inc. The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

PROSPECTUS /August 25, 2003

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Fund Goals, Strategies, Risks and Performance

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This prospectus of the Trust offers Institutional I Shares of 23 portfolios, including 11 Stock Funds, two Balanced Funds, eight Bond Funds and two Money Market Funds; Institutional I Shares and Institutional II Shares of three Money Market Funds; Institutional Shares of two Money Market Funds; Institutional I Shares, Institutional II Shares and Class S Shares of one Money Market Fund; and Institutional Shares, Institutional I Shares, Institutional II Shares and Class S Shares of one Money Market Fund. Under a separate prospectus, the Trust offers one or more additional classes of shares (Class A Shares, Class B Shares, or Class C Shares) for each portfolio covered by this prospectus (except Social Balanced Fund and Prime Money Market Fund). In addition, the Trust offers, under a separate prospectus, one or more classes of shares for three Managed Allocation Funds not covered by this prospectus.

The following pages describe the investment goals (objectives), strategies and principal risks of each portfolio (each,

a “Fund”) whose Institutional Shares, Institutional I Shares, Institutional II Shares or Class S Shares are offered by this prospectus. There can be no assurance that a Fund will achieve its goal. However, each Fund endeavors to do so by following the strategies and policies described in this prospectus.

The investment goal of each Fund may only be changed upon the approval of a majority of the outstanding Shares of the Fund which may be affected by the changes. Certain investment strategies may be changed without shareholder approval, although a Fund will provide shareholders with at least 60 days prior written notice of a change in its 80% investment policy.

Performance and Financial History of MTB Funds Which Succeeded the ARK Funds

Each of the following Funds (a “Successor MTB Fund”) is the successor to a corresponding portfolio of the ARK Funds pursuant to a reorganization (“ARK

Reorganization”) which took place on August 15, 2003 or August 22, 2003 (together, the “Closing Date”).

Successor MTB Fund	Former ARK Portfolio (Sometimes Referred to as “Accounting Survivor”)

MTB Large Cap Stock Fund	ARK Value Equity Portfolio

MTB Equity Index Fund	ARK Equity Index Portfolio

MTB Equity Income Fund	ARK Equity Income Portfolio

MTB Mid Cap Growth Fund	ARK Mid Cap Equity Portfolio

MTB Small Cap Growth Fund	ARK Small Cap Equity Portfolio

MTB Multi Cap Growth Fund	ARK Capital Growth Portfolio

MTB Balanced Fund	ARK Balanced Portfolio

MTB Social Balanced Fund	ARK Social Issues Intermediate Fixed Income Portfolio (Accounting Survivor)
ARK Social Issues Blue Chip Equity Portfolio
ARK Social Issues Capital Growth Portfolio
ARK Social Issues Small-Cap Equity Portfolio

MTB Income Fund	ARK Income Portfolio

MTB Intermediate-Term Bond Fund	ARK Intermediate Fixed Income Portfolio

MTB Short-Term Corporate Bond Fund	ARK Short-Term Bond Portfolio

MTB Maryland Municipal Bond Fund	ARK Maryland Tax-Free Portfolio

MTB Pennsylvania Municipal Bond Fund	ARK Pennsylvania Tax-Free Portfolio

MTB U.S. Government Money Market Fund	ARK U.S. Government Money Market Portfolio

MTB Tax-Free Money Market Fund	ARK Tax-Free Money Market Portfolio

MTB Pennsylvania Tax-Free Money Market Fund	ARK Pennsylvania Tax-Free Money Market Portfolio

Prior to that date, each Successor MTB Fund had no investment operations. Accordingly, the performance information provided in the prospectus for periods prior to the Closing Date is historical information for the corresponding ARK Fund (and also reflects that Institutional Shares of each Accounting Survivor have been redesignated as Institutional I Shares of the corresponding MTB Fund). Each of the corresponding ARK Funds was managed by Allied Investment Advisors, Inc. (“AIA”), which became a wholly-owned subsidiary of Manufacturers and Traders Trust Company (M&T Bank) on April 1, 2003, when M&T Bank Corporation acquired Allfirst Financial, Inc., Allfirst Bank (“Allfirst”) and their affiliates. On August 22, 2003, the investment advisory operations of M&T Asset Management, a department of M&T Bank, which was the pre-Reorganization advisor to the Trust, were transferred to AIA (which was renamed MTB Investment Advisors, Inc.) and effective on that date MTB Investment Advisors, Inc. (MTBIA) became the investment advisor to the Trust. Each Successor MTB Fund has investment objectives and policies that are identical or substantially similar to those of the corresponding ARK Fund, except for MTB Social Balanced Fund, which is more representative of a blend of the corresponding ARK Funds. Each Successor MTB Fund has different fee and expense arrangements than the corresponding ARK Fund.

Performance and Financial History of MTB Funds Which Succeeded the Governor Funds

Each of the following MTB Funds is a successor to a corresponding portfolio of the Governor Funds pursuant to a reorganization that took place on January 8, 2001.

Successor MTB Fund	Corresponding Governor Fund

MTB International Equity Fund	International Equity Fund

MTB Small Cap Stock Fund	Aggressive Growth Fund

MTB Short Duration Government	Limited Duration Government
Bond Fund	Securities Fund
(formerly VISION Institutional
Limited Duration U.S. Government Fund)

MTB Prime Money Market Fund	Prime Money Market Fund
(formerly VISION Institutional
Prime Money Market Fund)

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Prior to that date, each Successor MTB Fund had no investment operations. Accordingly, the performance information and financial information provided in the prospectus for periods prior to January 8, 2001, is historical information for the corresponding Governor Fund. Each of the Governor Funds was managed through January 8, 2001 by Martindale Andres & Company LLC, which became a subsidiary of M&T Bank on October 6, 2000. On January 8, 2001, M&T Asset Management, a department of M&T Bank, assumed all advisory responsibilities. Each corresponding Governor Fund had investment objectives and policies that are identical or substantially similar to that of the Successor MTB Fund, although Governor Funds had different fee and expense arrangements.

Performance History of Newly Created Share Classes of Previously Existing MTB Funds

Performance information provided in this prospectus for Institutional I Shares and/or Institutional II Shares of MTB International Equity Fund, MTB Small Cap Stock Fund, MTB Mid Cap Stock Fund, MTB Large Cap Growth Fund, MTB Large Cap Value Fund, MTB New York Municipal Bond Fund (formerly VISION New York Municipal Income Fund), MTB U.S. Government Bond Fund (formerly VISION U.S. Government Securities Fund), MTB Short Duration Government Bond Fund (formerly VISION Institutional Limited Duration U.S. Government Fund),

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MTB New York Tax-Free Money Market Fund, MTB Money Market Fund and MTB U.S. Treasury Money Market Fund (collectively, the “Existing VISION Funds”) is shown for Class A Shares or Class S Shares, each of which is another class of shares offered by those Funds. The Class A Shares’ or Class S Shares’ performance information is disclosed because Institutional I Shares and Institutional II Shares had not yet been publicly offered. The performance information of Institutional I Shares and Institutional II Shares would be substantially similar to the performance information of Class A Shares or Class S Shares over the periods shown in this prospectus, and would differ only to the extent that the classes do not have the same expenses. It is anticipated that the expenses of Institutional I Shares and Institutional II Shares will not exceed those of Class A Shares or Class S Shares.

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Performance

On the following pages is performance information for each Fund. This information gives you some indication of the risks of an investment in a Fund by comparing each Fund’s performance with a broad measure of market performance. While past performance of a Fund does not necessarily predict future performance, the following information provides you with the historical performance information to assist you in analyzing how each Fund’s investment risks may be balanced by their potential rewards. For more current performance information, including the current 7-Day Net Yields of the Money Market Funds, call (800) 836-2211.

Bar Charts

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The bar chart represents the (historical) calendar year performance of each Fund. Following the bar chart is the year-to-date performance of Shares through the most recent calendar quarter. Also provided is the best and worst calendar quarter performance for Shares. For Funds which have more than one class of shares offered by this prospectus with an operating history, the bar chart shows the performance of the class which has the longest operating history.

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Average Annual Total Return Tables

Following the bar chart is a performance table showing the Average Annual Total Return of the Funds as compared to an appropriate broad-based securities market index for certain periods ended December 31, 2002. The market indices are unmanaged and are not adjusted for any sales charges, expenses or other fees the SEC requires to be reflected in a Fund’s performance. You cannot invest directly in an index.

Risks Common to the Funds

The Shares offered by this prospectus are not deposits or obligations of any bank, are not endorsed or guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency.

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MTB U.S. TREASURY MONEY MARKET FUND

(formerly VISION Treasury Money Market Fund)

Goal

To seek current income with liquidity and stability of principal.

Strategy

The Fund invests at least 80% of the value of its net assets in a diversified portfolio of direct obligations of the U.S. Treasury, such as Treasury bills and notes, and repurchase agreements secured by these obligations.

In selecting securities for the Fund, the Advisor considers factors such as current yield, the anticipated level of interest rates, and the maturity of the instrument relative to the maturity of the entire Fund. In addition, the Fund may purchase only securities that meet certain SEC requirements relating to maturity, diversification and credit quality. Under these requirements, the Fund’s securities must have remaining maturities of 397 days or less, and the Fund must have a dollar-weighted average maturity of 90 days or less.

Risks

All mutual funds take investment risks. Therefore, even though the Fund is a money market fund that seeks to maintain a stable net asset value, it is possible to lose money by investing in the Fund.

• Interest Rate Risks. Prices of fixed income securities generally fall when interest rates rise.

Performance Information

Risk/Return Bar Chart

Performance Over 4 Years

Best Quarter
1.41%
(12/31/00)

Worst Quarter
0.17%
(12/31/02)

Historically the Fund has maintained a constant $1.00 net asset value per share. The bar chart shows the variability of the Fund’s Class S Shares total returns on a calendar year-end basis.

The Fund’s Class S Shares are sold without a sales charge (load). The total returns displayed above are based upon net asset value.

The Fund’s Class S Shares total return for the six-month period from January 1, 2003 to June 30, 2003 was 0.19%.

Average Annual Total Return Table

The following table represents the Fund’s Class S Shares Average Annual Total Returns for the calendar periods ended December 31, 2002.

(For the calendar periods ended December 31, 2002)

		Start of
S Class	1 Year	Performance*

Class S Shares	0.88%	3.54%

* The Fund’s Class S Shares start of performance date was June 8, 1998.

The Fund’s Class S Shares 7-Day Net Yield as of December 31, 2002 was 0.53%.

Investors may call the Fund at 1-800-836-2211 to learn the current 7-Day Net Yield.

Past performance is no guarantee of future results. This information provides you with historical performance information so that you can analyze whether the Fund’s investment risks are balanced by its potential returns.

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold the Fund’s Class S Shares, Institutional I Shares and Institutional II Shares.

Shareholder Fees

	Class S	Institutional I	Institutional II

Fees Paid Directly From Your Investment	None	None	None

Annual Fund Operating Expenses (Before Waivers)(1)

(Expenses That are Deducted From Fund Assets (as a percentage of average net assets)

	Class S		Institutional I		Institutional II

Management Fee(2)	0.50%		0.50%		0.50%

Distribution (12b-1) Fee	0.25	%(3)	None		0.25%(3)

Shareholder Services Fee	0.25%		0.25	%(4)	None

Other Expenses	0.17%		0.17%		0.17%

Total Annual Fund
Operating Expenses(5)	1.17%		0.92%		0.92%
(1)	Although not contractually obligated to do so, the advisor, distributor and shareholder services provider expect to waive certain amounts. These are shown below along with the net expenses the Fund expects to pay for the fiscal year ending April 30, 2004.
Total Waiver of
Fund Expenses	0.30%	0.43%	0.36%
Total Actual Annual Fund
Operating Expenses
(after waivers)	0.87%	0.49%	0.56%
(2)	The advisor expects to voluntarily waive a portion of the management fee. The advisor can terminate this anticipated voluntary waiver at any time. The management fee paid by the Fund (after the anticipated voluntary waiver) is expected to be 0.30% for the fiscal year ending April 30, 2004.
(3)	A portion of the distribution (12b-1) fee for the Fund’s Class S Shares and Institutional lI Shares is expected to be voluntarily waived. This anticipated voluntary waiver can be terminated at any time. The distribution (12b-1) fee paid by the Fund’s Class S Shares and Institutional lI Shares (after the anticipated voluntary waiver) is expected to be 0.15% and 0.09%, respectively, for the fiscal year ending April 30, 2004.
(4)	A portion of the shareholder services fee for the Fund’s Institutional l Shares is expected to be voluntarily waived. This anticipated voluntary waiver can be terminated at any time.The shareholder services fee paid by the Fund’s Institutional I Shares is expected to be 0.02% for the fiscal year ending April 30, 2004.
(5)	Total Annual Fund Operating Expenses have been restated to reflect current fees.

Example

This following example is intended to help you compare the cost of investing in the Fund’s Class S Shares, Institutional I Shares and Institutional II Shares with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund’s Class S Shares, Institutional I Shares and Institutional II Shares for the time periods indicated and then redeem all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s Class S Shares, Institutional I Shares and Institutional II Shares operating expenses are before waivers as shown in the table and remain the same. Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class S	$119	$372	$644	$1,420
Institutional I	$94	$293	$509	$1,131
Institutional II	$94	$293	$509	$1,131

MTB U.S. GOVERNMENT MONEY MARKET FUND

Goal

To seek current income and provide liquidity and security of principal.

Strategy

The Fund seeks its investment goal by investing in obligations issued by the U.S. government and its agencies and instrumentali ties and repurchase agreements. Under normal circumstances, the Fund invests at least 80% of its net assets in U.S. government securities and repurchase agreements backed by such instruments.

In selecting securities for the Fund, the Advisor considers factors such as current yield, the anticipated level of interest rates, and the maturity of the instrument relative to the maturity of the entire Fund. In addition, the Fund may purchase only securities that meet certain SEC requirements relating to maturity, diversification and credit quality. Under these requirements, the Fund’s securities must have remaining maturities of 397 days or less, and the Fund must have a dollar-weighted average maturity of 90 days or less.

Risks

All mutual funds take investment risks. Therefore, even though the Fund is a money market fund that seeks to maintain a stable net asset value, it is possible to lose money by investing in the Fund.

• Interest Rate Risks. Prices of fixed income securities generally fall when interest rates rise.

Performance Information

Risk/Return Bar Chart

Performance Over 9 Years

Best Quarter
1.58%
(12/31/00)

Worst Quarter
0.31%
(12/31/02)

Historically the Fund has maintained a constant $1.00 net asset value per share. The bar chart shows the variability of the Fund’s Institutional I Shares total returns on a calendar year-end basis.

The Fund’s Institutional I Shares are sold without a sales charge (load). The total returns displayed above are based upon net asset value.

The Fund’s Institutional I Shares total return for the six-month period from January 1, 2003 to June 30, 2003 was 0.46%.

Average Annual Total Return Table

The following table represents the Fund’s Institutional I Shares and Institutional II Shares Average Annual Total Returns for the calendar periods ended December 31, 2002. The table also shows returns for iMoneyNet, Inc.

Government Institutional Average, which is a composite of money market mutual funds with investment goals similar to the Fund’s goals. The average is unmanaged and it is not possible to invest directly in an average.

(For the calendar periods ended December 31, 2002)

			Start of
Institutional I Shares	1 Year	5 Years	Performance*

Return Before Taxes	1.50%	4.28%	4.57%

iMoneyNet, Inc. Government
Institutional Average	1.42%	4.18%	4.40%

Institutional II Shares

Return Before Taxes	1.43%	4.22%	4.56%

iMoneyNet, Inc. Government
Institutional Average	1.42%	4.18%	4.40%

* The Fund’s Institutional I Shares and Institutional II Class Shares start of performance dates were June 14, 1993 and July 28, 1995, respectively.

The Fund’s Institutional I Shares and Institutional II Class Shares 7-Day Net Yields as December 31, 2002 were 1.04% and 0.97%, respectively.

Past performance is no guarantee of future results. This information provides you with historical performance information so that you can analyze whether the Fund’s investment risks are balanced by its potential returns.

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold the Fund’s Institutional I Shares and Institutional II Shares.

Shareholder Fees

	Institutional I	Institutional II

Fees Paid Directly From Your Investment	None	None

Annual Fund Operating Expenses (Before Waivers)(1)

(Expenses That are Deducted From Fund Assets (as a percentage of average net assets)

	Institutional I	Institutional II

Management Fee(2)	0.50%	0.50%

Distribution (12b-1) Fee	None	0.25%(3)

Shareholder Services Fee	0.25%(4)	None

Other Expenses	0.16%	0.16%

Total Annual Fund Operating Expenses(5)	0.91%	0.91%
(1)	Although not contractually obligated to do so, the advisor, distributor and shareholder services provider expect to waive certain amounts. These are shown below along with the net expenses the Fund expects to pay for the fiscal year ending April 30, 2004.
Total Waiver of Fund Expenses	0.48%	0.41%
Total Actual Annual Fund Operating
Expenses (after waivers)	0.43%	0.50%
(2)	The advisor expects to voluntarily waive a portion of the management fee for Institutional l Shares. The advisor can terminate this anticipated voluntary waiver at any time. The management fee paid by the Fund (after the anticipated voluntary waiver) is expected to be 0.27% for the fiscal year ending April 30, 2004.
(3)	A portion of the distribution (12b-1) fee for the Fund’s Institutional II Shares is expected to be voluntarily waived. This anticipated voluntary waiver can be terminated at any time. The distribution (12b-1) fee paid by the Fund’s Institutional II Shares (after the anticipated voluntary waiver) is expected to be 0.07% for the fiscal year ending April 30, 2004.
(4)	The shareholder services fee for the Fund’s Institutional I Shares is expected to be voluntarily waived. This anticipated voluntary waiver can be terminated at any time. The shareholder services fee paid by the Fund’s Institutional I Shares (after the anticipated voluntary waiver) is expected to be 0.00% for the fiscal year ending April 30, 2004.
(5)	Total Annual Fund Operating Expenses have been restated to reflect current fees.

Example

This following example is intended to help you compare the cost of investing in the Fund’s Institutional I Shares and Institutional II Shares with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund’s Institutional I Shares and Institutional II Shares for the time periods indicated and then redeem all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s Institutional I Shares and Institutional II Shares operating expenses are before waivers as shown in the table and remain the same. Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:

	1 Year	3	Years	5 Years	10 Years
Institutional I	$93		$290	$504	$1,120
Institutional II	$93		$290	$504	$1,120

MTB NEW YORK TAX-FREE MONEY MARKET FUND

Goal

To seek a high level of current interest income that is exempt from federal regular income tax as is consistent with liquidity and relative stability of principal.

Strategy

The Fund invests at least 80% of its net assets in a diversified portfolio of tax-exempt money market obligations. The Fund maintains a fundamental investment policy that at least 80% of its income will, under normal market conditions, be exempt from federal regular income tax, federal alternative minimum tax and New York State income tax. Such income should also be exempt from New York City income taxes.

In selecting securities for the Fund, the sub-advisor, Federated Investment Management Company, considers factors such as current yield, the anticipated level of interest rates, and the maturity of the instrument relative to the maturity of the entire Fund. In addition, the Fund may purchase only securities that meet certain SEC requirements relating to maturity, diversification and credit quality. Under these requirements, the Fund’s securities must have remaining maturities of 397 days or less, and the Fund must have a dollar-weighted average maturity of 90 days or less.

Risks

All mutual funds take investment risks. Therefore, even though the Fund is a money market fund that seeks to maintain a stable net asset value, it is possible to lose money by investing in the Fund.

  Interest Rate Risks. Prices of fixed income securities generally fall when interest rates rise.
  Credit Risks. There is a possibility that issuers of securities in which the Fund may invest may default in the payment of interest or principal on the securities when due, which would cause the Fund to lose money.
  Tax Risks. Failure of a municipal security to meet certain legal requirements may cause the interest received and distributed by the Fund to shareholders to be taxable.
  New York Investment Risks. The Fund will be more susceptible to any economic, business, political or other developments which generally affect securities issued by New York issuers.

Performance Information

Risk/Return Bar Chart

Performance Over 9 Years

Best Quarter
0.95%
(6/30/00)

Worst Quarter
0.22%
(9/30/02)

The total returns shown above are for the Class A Shares, which is another class of shares offered by MTB New York Tax-Free Money Market Fund. Class A Shares are not offered in this prospectus for the Fund’s Institutional I Shares. The total returns for Class A Shares are disclosed here because Institutional I Shares had not yet been publicly offered. These total returns would be substantially similar to the annual returns for Institutional I Shares over the same period and would differ only to the extent that the two classes do not have the same expenses. It is anticipated that the expenses of Institutional I Shares will not exceed those of the Class A Shares.

Historically the Fund has maintained a constant $1.00 net asset value per share. The bar chart shows the variability of the Fund’s Class A Shares total returns on a calendar year-end basis.

The Fund’s Class A Shares are sold without a sales charge (load). The total returns displayed above are based upon net asset value.

The Fund’s Class A Shares total return for the six-month period from January 1, 2003 to June 30, 2003 was 0.33%.

Average Annual Total Return Table

The following table represents the Fund’s Class A Shares Average Annual Total Returns for the calendar periods ended December 31, 2002. The table also shows returns for iMoneyNet, Inc. Tax-Free State Specific Institutional Average, which is a composite of money market mutual funds with investment goals similar to the Fund’s goals. The average is unmanaged and it is not possible to invest directly in an average.

(For the periods ended December 31, 2002)

	1 Year	5 Years	10 Years

Class A Shares	0.98%	2.50%	2.61%

iMoneyNet, Inc. Tax-Free State Specific
Institutional Average	0.90%	2.43%	2.55%

The Fund’s Class A Shares 7-Day Net Yield as of December 31, 2002 was 0.95%. Investors may call the Fund at 1-800-836-2211 to learn the current 7-Day Net Yield.

Past performance is no guarantee of future results. This information provides you with historical performance information so that you can analyze whether the Fund’s investment risks are balanced by its potential returns.

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold Institutional I Shares of the Fund.

Shareholder Fees

Institutional I

Fees Paid Directly From Your Investment	None

Annual Fund Operating Expenses (Before Waivers)(1)

Expenses That are Deducted From Fund Assets (as a percentage of average net assets)

Institutional I

Management Fee(2)	0.50%

Distribution (12b-1) Fee	None

Shareholder Services Fee(3)	0.25%

Other Expenses	0.16%

Total Annual Fund Operating Expenses(4)	0.91%
(1)	Although not contractually obligated to do so, the advisor and shareholder services provider expect to waive certain amounts. These are shown below along with the net expenses the Fund expects to pay for the fiscal year ending April 30, 2004.
Total Waivers of Fund Expenses	0.29%
Total Actual Annual Fund Operating
Expenses (after waivers)	0.62%
(2)	The advisor expects to voluntarily waive a portion of the management fee. The advisor can terminate this anticipated voluntary waiver at any time. The management fee paid by the Fund (after the anticipated voluntary waiver) is expected to be 0.30% for the year ending April 30, 2004.
(3)	A portion of the shareholder services fee for the Fund’s Institutional I Shares is expected to be voluntarily waived. This anticipated voluntary waiver can be terminated at any time. The shareholder services fee pay by the Fund’s Instiutional I Shares (after the anticipated voluntary waiver) is expected to be 0.16% for the fiscal year ending April 30, 2004.
(4)	Total Annual Fund Operating Expenses have been restated to reflect current fees.

Example

The following example is intended to help you compare the cost of investing in the Fund’s Institutional I Shares with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund’s Institutional I Shares for the time periods indicated and then redeem all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s Institutional I Shares operating expenses are before waivers as shown in the table and remain the same. Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Institutional I	$93	$290	$504	$1,120

MTB PENNSYLVANIA TAX-FREE MONEY MARKET FUND

Goal

Maximizing current income exempt from federal and Pennsylvania personal income taxes and providing liquidity and security of principal.

Strategy

The Fund seeks its investment goal by investing in high-quality, short-term municipal money market instruments that pay interest that is exempt from federal and Pennsylvania personal income taxes. The Fund has a fundamental policy that at least 80% of its income will, under normal market conditions, be exempt from federal income tax, including the federal alternative minimum tax, and Pennsylvania personal income tax. The principal issuers of these securities may be state and local governments and agencies located in Pennsylvania, as well as the District of Columbia, Puerto Rico and other U.S. territories and possessions.

In selecting securities for the Fund, the Advisor considers factors such as current yield, the anticipated level of interest rates, and the maturity of the instrument relative to the maturity of the entire Fund. In addition, the Fund may only purchase securities that meet certain SEC requirements relating to maturity, diversification and credit quality. Under these requirements, the Fund’s securities must have remaining maturities of 397 days or less, and the Fund must have a dollar-weighted average maturity of 90 days or less.

Risks

All mutual funds take investment risks. Therefore, even though the Fund is a money market fund that seeks to maintain a stable net asset value, it is possible to lose money by investing in the Fund.

  Interest Rate Risks. Prices of fixed income securities generally fall when interest rates rise.
  Credit Risks. There is a possibility that issuers of securities in which the Fund may invest may default in the payment of interest or principal on the securities when due, which would cause the Fund to lose money.
  Tax Risks. Failure of a municipal security to meet certain legal requirements may cause the interest received and distributed by the Fund to shareholders to be taxable.
  Pennsylvania Investment Risks. The Fund will be more susceptible to any economic, business, political or other developments which generally affect securities issued by Pennsylvania issuers.

Performance Information

Risk/Return Bar Chart

Performance Over 1 Year

Best Quarter
0.28%
(6/30/02)

Worst Quarter
0.23%
(12/31/02)

Historically, the Fund has maintained a constant $1.00 net asset value per share. The bar chart shows the variability of the Fund’s Institutional I Shares total return on a calendar year-end basis.

The Fund’s Institutional I Shares are sold without a sales charge (load). The total return displayed above is based upon net asset value.

The Fund’s Institutional I Shares total return for the six-month period from January 1, 2003 to June 30, 2003 was 0.30%.

Average Annual Total Return Table

The following table represents the Fund’s Institutional I Shares and Institutional II Shares Average Annual Total Returns for the calendar periods ended December 31, 2002. The table also shows returns for iMoneyNet, Inc. Tax-Free State Specific Institutional Average, which is a composite of money market mutual funds with investment goals similar to the Fund’s goals. The average is unmanaged and it is not possible to invest directly in an average.

(For the periods ended December 31, 2002)

		Start of
Institutional I Shares	1 Year	Performance*

Return Before Taxes	0.99%	1.32%

iMoneyNet, Inc. Tax-Free State Specific
Institutional Average	1.05%	1.50%

Institutional II Shares

Return Before Taxes	0.99%	1.29%

iMoneyNet, Inc. Tax-Free State Specific
Institutional Average	1.05%	1.50%

* The Fund’s Institutional I Shares and Institutional II Shares start of performance dates were May 1, 2001 and May 11, 2001, respectively.

The Fund’s Institutional I Shares and Institutional II Shares 7-Day Net Yields as of December 31, 2002 were 0.95% and 0.95%, respectively.

Past performance is no guarantee of future results. This information provides you with historical performance information so that you can analyze whether the Fund’s investment risks are balanced by its potential returns.

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold the Fund’s Institutional I Shares and Institutional II Shares.

Shareholder Fees

	Institutional I	Institutional II

Fees Paid Directly From Your Investment	None	None

Annual Fund Operating Expenses (Before Waivers)(1)

(Expenses That are Deducted From Fund Assets (as a percentage of average net assets)

	Institutional I		Institutional II

Management Fee(2)	0.50%		0.50%

Distribution (12b-1) Fee	None		0.25	%(3)

Shareholder Services Fee	0.25	%(4)	None

Other Expenses	0.57%		0.57%

Total Annual Fund Operating Expenses(5)	1.32%		1.32%
(1)	Although not contractually obligated to do so, the advisor, distributor and shareholder services provider expect to waive certain amounts. These are shown below along with the net expenses the Fund expects to pay for the fiscal year ending April 30, 2004.
Total Waiver of Fund Expenses	0.74%	0.74%
Total Actual Annual Fund Operating
Expenses (after waivers)	0.58%	0.58%
(2)	The advisor expects to voluntarily waive a portion of the management fee. The advisor can terminate this anticipated voluntary waiver at any time. The management fee paid by the Fund (after the anticipated voluntary waiver) is expected to be 0.00% for the fiscal year ending April 30, 2004.
(3)	A portion of the distribution (12b-1) fee for the Fund’s Institutional II Shares is expected to be voluntarily waived. This anticipated voluntary waiver can be terminated at any time. The distribution (12b-1) fee paid by the Fund’s Institutional II Shares (after the anticipated voluntary waiver) is expected to be 0.01% for the fiscal year ending April 30, 2004.
(4)	A portion of the shareholder services fee for the Fund’s Institutional I Shares is expected to be voluntarily waived. This anticipated voluntary waiver can be terminated at any time. The shareholder services fee paid by the Fund’s Institutional I Shares (after the anticipated voluntary waiver) is expected to be 0.01% for the fiscal year ending April 30, 2004.
(5)	Total Annual Fund Operating Expenses have been restated to reflect current fees.

Example

This following example is intended to help you compare the cost of investing in the Fund’s Institutional I Shares and Institutional II Shares with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund’s Institutional I Shares and Institutional II Shares for the time periods indicated and then redeem all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s Institutional I Shares and Institutional II Shares operating expenses are before waivers as shown in the table and remain the same. Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Institutional I	$134	$418	$723	$1,590
Institutional II	$134	$418	$723	$1,590

MTB TAX-FREE MONEY MARKET FUND

Goal

Maximizing current income exempt from federal income tax and providing liquidity and stability of principal.

Strategy

The Fund seeks its investment goal by investing in high-quality, short-term municipal money market instruments that pay interest that is exempt from federal income tax. The issuers of these securities may be state and local governments and agencies located in any of the 50 states, the District of Columbia, Puerto Rico, and other U.S. territories and possessions. The Fund is well diversified among issuers and comprised only of short-term debt securities that are rated in the two highest categories by nationally recognized statistical rating organizations or determined by the Advisor to be of equal credit quality. The Fund maintains a fundamental policy that at least 80% of its income will, under normal market conditions, be exempt from federal income tax, including the federal alternative minimum tax (AMT). The Fund attempts to invest 100% of its assets in securities exempt from federal income tax (not including the AMT).

In selecting securities for the Fund, the Advisor considers factors such as current yield, the anticipated level of interest rates, and the maturity of the instrument relative to the maturity of the entire Fund. In addition, the Fund may purchase only securities that meet certain SEC requirements relating to maturity, diversification and credit quality. Under these requirements, the Fund’s securities must have remaining maturities of 397 days or less, and the Fund must have a dollar-weighted average maturity of 90 days or less.

Risks

All mutual funds take investment risks. Therefore, even though the Fund is a money market fund that seeks to maintain a stable net asset value, it is possible to lose money by investing in the Fund.

  Interest Rate Risks. Prices of fixed income securities generally fall when interest rates rise.
  Credit Risks. There is a possibility that issuers of securities in which the Fund may invest may default in the payment of interest or principal on the securities when due, which would cause the Fund to lose money.
  Tax Risks. Failure of a municipal security to meet certain legal requirements may cause the interest received and distributed by the Fund to shareholders to be taxable.

Performance Information

Risk/Return Bar Chart

Performance Over 10 Years

Best Quarter
1.00%
(12/31/00)

Worst Quarter
0.26%
(9/30/02)

Historically the Fund has maintained a constant $1.00 net asset value per share. The bar chart shows the variability of the Fund’s Institutional I Shares total returns on a calendar year-end basis.

The Fund’s Institutional I Shares are sold without a sales charge (load). The total returns displayed above are based upon net asset value.

The Fund’s Institutional I Shares total return for the six-month period from January 1, 2003 to June 30, 2003 was 0.39%.

Average Annual Total Return Table

The following table represents the Fund’s Institutional I Shares and Institutional II Shares Average Annual Total Returns for the calendar periods ended December 31, 2002. The table also shows returns for iMoneyNet, Inc. Tax-Free Institutional Average, which is a composite of money market mutual funds with investment goals similar to the Fund’s goals. The average is unmanaged and it is not possible to invest directly in an average.

(For the calendar periods ended December 31, 2002)

			Start of
Institutional I Shares	1 Year	5 Years	Performance*

Return Before Taxes	1.11%	2.69%	2.92%

iMoneyNet, Inc. Tax-Free
Institutional Average	1.09%	2.66%	2.91%

Institutional II Shares

Return Before Taxes	1.04%	2.63%	2.86%

iMoneyNet, Inc. Tax-Free

Institutional Average	1.09%	2.66%	2.86%

* The Fund’s Institutional I Shares and Institutional II Shares start of performance dates were June 14, 1994 and July 28, 1995, respectively.

The Fund’s Institutional I Shares and Institutional II Shares 7-Day Net Yields as of December 31, 2002 were 1.14% and 1.07%, respectively.

Past performance is no guarantee of future results. This information provides you with historical performance information so that you can analyze whether the Fund’s investment risks are balanced by its potential returns.

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold the Fund’s Institutional I Shares and Institutional II Shares.

Shareholder Fees

	Institutional I	Institutional II

Fees Paid Directly From Your Investment	None	None

Annual Fund Operating Expenses (Before Waivers)(1)

(Expenses That are Deducted From Fund Assets (as a percentage of average net assets)

	Institutional I	Institutional II

Management Fee(2)	0.50%	0.50%

Distribution (12b-1) Fee	None	0.25%(3)

Shareholder Services Fee	0.25%(4)	None

Other Expenses	0.17%	0.17%

Total Annual Fund Operating Expenses(5)	0.92%	0.92%
(1)	Although not contractually obligated to do so, the advisor, distributor and shareholder services provider expect to waive certain amounts. These are shown below along with the net expenses the Fund expects to pay for the fiscal year ending April 30, 2004.
Total Waiver of Fund Expenses	0.53%	0.46%
Total Actual Annual Fund Operating
Expenses (after waivers)	0.39%	0.46%
(2)	The advisor expects to voluntarily waive a portion of the management fee. The advisor can terminate this anticipated voluntary waiver at any time. The management fee paid by the Fund (after the anticipated voluntary waiver) is expected to be 0.22% for the fiscal year ending April 30, 2004.
(3)	A portion of the distribution (12b-1) fee for the Fund’s Institutional II Shares is expected to be voluntarily waived. This anticipated voluntary waiver can be terminated at any time. The distribution (12b-1) fee paid by the Institutional II Shares (after the anticipated voluntary waiver) is expected to be 0.07% for the fiscal year ending April 30, 2004.
(4)	The shareholder services fee for the Fund’s Institutional I Shares is expected to be voluntarily waived. This anticipated voluntary waiver can be terminated at any time. The shareholder services fee paid by the Fund’s Institutional I Shares (after the anticipated voluntary waiver) is expected to be 0.00% for the fiscal year ending April 30, 2004.
(5)	Total Annual Fund Operating Expenses have been restated to reflect current fees.

Example

This following example is intended to help you compare the cost of investing in the Fund’s Institutional I Shares and Institutional II Shares with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund’s Institutional I Shares and Institutional II Shares for the time periods indicated and then redeem all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s Institutional I Shares and Institutional II Shares operating expenses are before waivers as shown in the table and remain the same. Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:

	1Year	3 Years	5 Years	10 Years
Institutional I	$94	$293	$509	$1,131
Institutional II	$94	$293	$509	$1,131

MTB MONEY MARKET FUND

Goal

To seek current income with liquidity and stability of principal.

Strategy

The Fund invests at least 80% of its net assets in money market instruments comprising a diversified portfolio of high quality, short-term debt obligations issued by the U.S. government, banks and corporations.

In selecting securities for the Fund, the Advisor considers factors such as current yield, the anticipated level of interest rates, and the maturity of the instrument relative to the maturity of the entire Fund. In addition, the Fund may purchase only securities that meet certain SEC requirements relating to maturity, diversification and credit quality. Under these requirements, the Fund’s securities must have remaining maturities of 397 days or less, and the Fund must have a dollar-weighted average maturity of 90 days or less.

Risks

All mutual funds take investment risks. Therefore, even though the Fund is a money market fund that seeks to maintain a stable net asset value, it is possible to lose money by investing in the Fund.

  Interest Rate Risks. Prices of fixed income securities generally fall when interest rates rise.
  Credit Risks. There is a possibility that issuers of securities in which the Fund may invest may default in the payment of interest or principal on the securities when due, which would cause the Fund to lose money.

Performance Information

Risk/Return Bar Chart

Performance Over 4 Years

Best Quarter
1.46%
(9/30/00)

Worst Quarter
0.15%
(12/31/02)

Historically the Fund has maintained a constant $1.00 net asset value per share. The bar chart shows the variability of the Fund’s Class S Shares total returns on a calendar year-end basis.

The Fund’s Class S Shares are sold without a sales charge (load). The total returns displayed above are based upon net asset value.

The Fund’s Class S Shares total return for the six-month period from January 1, 2003 to June 30, 2003 was 0.15%.

Average Annual Total Return Table

The following table represents the Fund’s Class S Shares and Institutional Shares Average Annual Total Returns for the calendar periods ended December 31, 2002.

(For the periods ended December 31, 2002)

		Start of
	1 Year	Performance*

Class S Shares	0.84%	3.69%

Institutional Shares	1.24%	1.48%

* The Fund’s Class S Shares start of performance date was June 8, 1998 and the Fund’s Institutional Shares start of performance date was September 4, 2001.

The Fund’s Class S Shares 7-Day Net Yield as of December 31, 2002 was 0.45%. Investors may call the Fund at 1-800-836-2211 to learn the current 7-Day Net Yield.

Past performance is no guarantee of future results. This information provides you with historical performance information so that you can analyze whether the Fund’s investment risks are balanced by its potential returns.

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold the Fund’s Class S Shares, Institutional Shares, Institutional I Shares and Institutional II Shares.

Shareholder Fees

	Class S	Institutional	Institutional I	Institutional II

Fees Paid Directly
From Your Investment	None	None	None	None

Annual Fund Operating Expenses (Before Waivers)(1)

Expenses That are Deducted From Fund Assets (as a percentage of average net assets)

	Class S	Institutional	Institutional I	Institutional II

Management Fee(2)	0.50%	0.50%	0.50%	0.50%

Distribution (12b-1) Fee	0.25%	0.25%(3)	None	0.25%(3)

Shareholder Services Fee	0.25%	0.25%(4)	0.25%(4)	None

Other Expenses	0.17%	0.17%	0.17%	0.17%

Total Annual Fund
Operating Expenses(5)	1.17%	1.17%	0.92%	0.92%
(1)	Although not contractually obligated to do so, the advisor, distributor and shareholder services provider expect to waive certain amounts. These are shown below along with the net expenses the Fund expects to pay for the fiscal year ending April 30, 2004.
Total Waivers of
Fund Expenses	0.26%	0.57%	0.51%	0.44%
Total Actual Annual
Fund Operating
Expenses
(after waivers)	0.91%	0.60%	0.41%	0.48%
(2)	The advisor expects to voluntarily waive a portion of the management fee. The advisor can terminate this anticipated voluntary waiver at any time. The management fee paid by the Fund (after the anticipated voluntary waiver) is expected to be 0.24% for the fiscal year ending April 30, 2004.
(3)	All or a portion of the distribution (12b-1) fee for the Fund’s Institutional Shares and Institutional II Shares is expected to be voluntarily waived. This anticipated voluntary waiver can be terminated at any time. The distribution (12b-1) fee paid by the Fund’s Institutional Shares and Institutional II Shares (after the anticipated voluntary waiver) is expected to be 0.00% and 0.07%, respectively, for the fiscal year ending April 30, 2004.
(4)	All or a portion of the shareholder services fee for the Fund’s Institutional Shares and Institutional I Shares is expected to be voluntarily waived. This anticipated voluntary waiver can be terminated at any time. The shareholder services fee paid by the Fund’s Institutional Shares and Institutional I Shares (after the anticipated voluntary waiver) is expected to be 0.19% and 0.00%, respectively, for the fiscal year ending April 30, 2004.
(5)	Total Annual Fund Operating Expenses have been restated to reflect current fees.

Example

This Example is intended to help you compare the cost of investing in the Fund’s Class S Shares, Institutional Shares, Institutional I Shares and Institutional II Shares with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund’s Class S Shares, Institutional Shares, Institutional I Shares and Institutional II Shares for the time periods indicated and then redeem all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s Class S Shares, Institutional Shares, Institutional I Shares and Institutional II Shares operating expenses are before waivers as shown in the table and remain the same. Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class S	$119	$372	$644	$1,420
Institutional	$119	$372	$644	$1,420
Institutional I	$94	$293	$509	$1,131
Institutional II	$94	$293	$509	$1,131

MTB PRIME MONEY MARKET FUND

(formerly, VISION Institutional Prime Money Market Fund)

Goal

To seek current income with liquidity and stability of principal.

Strategy

The Fund is a money market fund that seeks to maintain a stable net asset value of $1.00 per share. The Fund invests at least 80% of the value of its assets plus the amount of borrowings for investment purposes in money market instruments, consisting primarily of bank certificates of deposit, bankers’ acceptances, prime commercial paper, corporate obligations, municipal obligations, asset-backed securities, securities issued or guaranteed by the U.S. government or its agencies and repurchase agreements backed by such obligations. The Fund may also invest in certain U.S. dollar denominated foreign securities.

Risks

All mutual funds take investment risks. Therefore, even though the Fund is a money market fund that seeks to maintain a stable net asset value, it is possible to lose money by investing in the Fund.

  Interest Rate Risks. Prices of fixed income securities generally fall when interest rates rise.
  Credit Risks. There is a possibility that issuers of securities in which the Fund may invest may default in the payment of interest or principal on the securities when due, which would cause the Fund to lose money.
  Call Risks. Issuers of securities may redeem the securities prior to maturity at a price below their current market value.
  Prepayment, Risks. When homeowners prepay their mortgages in response to lower interest rates, the Fund will be required to reinvest the proceeds at the lower interest rates available. Also, when interest rates fall, the price of mortgage backed securities may not rise to as great an extent as that of other fixed income securities.
  Risks of Foreign Investing. Foreign, economic, political or regulatory conditions may be less favorable than those of the United States.

Performance Information

Risk/Return Bar Chart

Performance Over 4 Years

Best Quarter
1.56%
(9/30/00)

Worst Quarter
0.30%
(12/31/02)

Historically, the Fund has maintained a constant $1.00 net asset value per share. The bar chart shows the variability of the Fund’s total returns on a calendar year-end basis.

The Fund’s shares are sold without a sales charge (load). The total returns displayed above are based upon net asset value.

The Fund’s total return for the six-month period from January 1, 2003 to June 30, 2003 was 0.43%.

Average Annual Total Return Table

The following table represents the Fund’s Average Annual Total Returns for the calendar periods ending December 31, 2002.

(For the periods ended December 31, 2002)

			Start of
	1 Year	5 Years	Performance(1)

Fund	1.42%	4.24%	4.42%
(1)	The Fund’s start of performance date was October 7, 1996 The Fund’s 7-Day Net Yield as of December 31, 2002 was 1.00%. Investors may call the Fund at 1-800-836-2211 to learn the current 7-Day Net Yield.

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Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold Shares of the Fund’s Institutional Shares.

Shareholder Fees

Institutional

Fees Paid Directly From Your Investment	None

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Annual Fund Operating Expenses (Before Waivers)(1)

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Expenses That are Deducted From Fund Assets (as a percentage of average net assets)

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Institutional

Management Fee(2)	0.50%

Distribution (12b-1) Fee(3)	0.25%

Shareholder Services Fee(4)	0.25%

Other Expenses	0.17%

Total Annual Fund Operating Expenses(5)	1.17%
(1)	Although not contractually obligated to do so, the advisor, distributor and shareholder services provider expect to waive certain amounts. These are shown below along with the net expenses the Fund expects to pay for the fiscal year ending April 30, 2004.
Total Waiver of Fund Expenses	0.76%
Total Actual Annual Fund Operating Expenses (after waivers)	0.41%
(2)	The advisor expects to voluntarily waive a portion of the management fee. The advisor can terminate this anticipated voluntary waiver at any time. The management fee paid by the Fund (after anticipated voluntary waiver) is expected to be 0.20% for the fiscal year ending April 30, 2004.
(3)	The distribution (12b-1) fee for the Fund’s Institutional l Shares is expected to be voluntarily waived. This anticipated voluntary waiver can be terminated at any time. The distribution (12b-1) fee paid by the Fund’s Institutional Shares (after the anticipated voluntary waiver) is expected to be 0.00% for the fiscal year ending April 30, 2004.
(4)	A portion of the shareholder services fee for the Fund’s Institutional l Shares is expected to be voluntarily waived. This anticipated voluntary waiver can be terminated at any time. The shareholder services fee paid by the Fund’s Institutional Shares (after the anticipated voluntary waiver) is expected to be 0.04% for the fiscal year ending April 30, 2004.
(5)	Total Annual Fund Operating Expenses have been restated to reflect current fees.

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Example

This Example is intended to help you compare the cost of investing in the Fund’s Institutional Shares with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund’s Institutional Shares for the time periods indicated and then redeem all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s Institutional I Shares operating expenses are before waiver as estimated in the table and remain the same. Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:

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	1 Year	3 Years	5 Years	10 Years
Institutional	$119	$372	$644	$1,420

MTB SHORT DURATION GOVERNMENT BOND FUND

(formerly VISION Institutional Limited Duration Government Fund)

Goal

To seek current income, with preservation of capital as a secondary objective.

Strategy

The Fund normally invests substantially all, but under normal market conditions no less than 80% of the value of its net assets in a diversified portfolio of debt obligations issued or supported as to principal and interest by the U.S. government or its agencies and instrumentalities including mortgage backed securities, asset backed securities, variable and floating rate securities, and zero coupon securities, and in repurchase agreements backed by such securities. Certain mortgage backed securities, including adjustable rate mortgage securities (ARMs) and collateralized mortgage obligations (CMOs) are included within the definition of “U.S. government securities”. The Fund expects to maintain a duration of less than three years under normal market conditions.

Risks

All mutual funds take investment risks. Therefore, it is possible to lose money by investing in the Fund. The primary factors that may reduce the Fund’s returns include:

  Interest Rate Risks. Prices of fixed income securities generally fall when interest rates rise.
  Credit Risks. There is a possibility that issuers of securities in which the Fund may invest may default in the payment of interest or principal on the securities when due, which would cause the Fund to lose money.
  Call Risks. Issuers of securities may redeem the securities prior to maturity at a price below their current market value.
  Prepayment Risks. When homeowners prepay their mortgages in response to lower interest rates, the Fund will be required to reinvest the proceeds at the lower interest rates available. Also, when interest rates fall, the price of mortgage backed securities may not rise to as great an extent as that of other fixed income securities.

Performance Information

Risk/Return Bar Chart

Performance Over 7 Years

Best Quarter
3.51%
(9/30/01

Worst Quarter
0.13%
(3/31/02)

The bar chart shows the variability of the Fund’s Institutional I Shares total returns on a calendar year-end basis.

The Fund’s Institutional I Shares are sold without a sales charge (load). The total returns above are based on net asset value.

The Fund’s Institutional I Shares total return for the six-month period from January 1, 2003 to June 30, 2003 was 1.13%.

Average Annual Total Return Table

The following table represents the Fund’s Institutional I Shares Average Annual Total Returns, reduced to reflect applicable sales charges, for the calendar periods ended December 31, 2002. Effective August 15, 2003, the Fund’s Institutional I Shares are no longer sold with a sales charge. Return Before Taxes is shown. In addition, Return After Taxes is shown for the Fund’s Institutional I Shares to illustrate the effect of federal taxes on Fund returns. Actual after-tax returns depend on each investor’s personal tax situation, and are likely to differ from those shown. The table also shows returns for the Lehman Brothers 1-3 Year Government Bond Index (LB1-3GB), a broad-based market index, and the Lipper Short U.S. Government U.S. Government Index. The LB1-3GB tracks the performance of short-term U.S. government and corporate bonds. The Lipper Short U.S. Government Index is a composite of mutual funds, designated by Lipper, Inc., with goals similar to the Fund’s goals. Total returns for the indexes shown do not reflect sales charges, expenses or other fees that the SEC requires to be reflected in the Fund’s performance. The indexes are unmanaged and it is not possible to invest directly in an index.

The information presented below, for the periods prior to January 8, 2001, is the historical information for VISION Limited Duration Government Securities Fund. The quoted performance of Short Duration Government Bond Fund includes performance of certain predecessor collective trust fund (“commingled”) accounts, for the period from October 31, 1995 through VISION Limited Duration Government Securities Fund’s commencement of operations on July 1, 1997, as adjusted to reflect the expenses associated with the Fund. The commingled accounts were not registered with the SEC and, therefore, were not subject to investment restrictions imposed by law on registered mutual funds. If the commingled accounts had been registered, the commingled accounts’ performance may have been adversely affected.

(For the periods ended December 31, 2002)

			Start of
Institutional I Shares	1 Year	5 Years	Performance*

Return Before Taxes	2.68%	4.97%	5.00%

Return After Taxes on Distributions**	0.78%	2.70%	3.25%

Return After Taxes on Distributions
and Sale of Fund Shares**	1.61%	2.82%	3.14%

LB1-3GB	6.01%	6.51%	6.41%

Lipper Short U.S. Government Index	5.29%	5.87%	5.84%

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*	The Fund’s Institutional I Shares start of performance date was October 31, 1995.
**	After-tax returns are calculated using a standard set of assumptions. The stated returns assume the highest historical federal income and capital gains tax rates. Return After Taxes on Distributions assumes a continued investment in the Fund and shows the effect of taxes on Fund distributions. Return After Taxes on Distributions and Sale of Fund Shares assumes all shares were redeemed at the end of each measurement period, and shows the effect of any taxable gain (or offsetting loss) on redemption, as well as the effects of taxes on Fund distributions. These after-tax returns do not reflect the effect of any applicable state and local taxes. After-tax returns are not relevant to investors holding shares through tax-deferred programs, such as IRA or 401(k) plans.

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Past performance is no guarantee of future results. This information provides you with historical performance information so that you can analyze whether the Fund’s investment risks are balanced by its potential returns.

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold Institutional I Shares of the Fund.

Shareholder Fees

Institutional I

Fees Paid Directly From Your Investment	None

Annual Fund Operating Expenses (Before Waivers)(1)

Expenses That are Deducted From Fund Assets (as a percentage of average net assets)

Institutional I

Management Fee(2)	0.60%

Distribution (12b-1) Fee	None

Shareholder Services Fee(3)	0.25%

Other Expenses	0.20%

Total Annual Fund Operating Expenses(4)	1.05%
(1)	Although not contractually obligated to do so, the advisor and shareholder services provider expect to waive certain amounts. These are shown below along with the net expenses the Fund expects to pay for the fiscal year ending April 30, 2004.
Total Waivers of Fund Expenses	0.36%
Total Actual Annual Fund Operating
Expenses (after waivers)	0.69%
(2)	The advisor expects to voluntarily waive a portion of the management fee. The advisor can terminate this anticipated voluntary waiver at any time. The management fee paid by the Fund (after the anticipated voluntary waiver) is expected to be 0.49% for the year ending April 30, 2004.
(3)	The shareholder services fee for the Fund’s Institutional I Shares is expected to be voluntarily waived. This anticipated voluntary waiver can be terminated at any time. The shareholder services fee paid by the Fund’s Institutional I Shares (after the anticipated voluntary waiver) is expected to be 0.00% for the fiscal year ending April 30, 2004.
(4)	Total Annual Fund Operating Expenses have been restated to reflect current fees.

Example

The following example is intended to help you compare the cost of investing in the Fund’s Institutional I Shares with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund’s Institutional I Shares for the time periods indicated and then redeem all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s Institutional I Shares operating expenses are before waivers as shown in the table and remain the same. Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:

	1Year	3 Years	5 Years	10 Years
Institutional I	$107	$334	$579	$1,283

MTB SHORT-TERM CORPORATE BOND FUND

Goal

Current income.

Strategy

The Fund seeks its investment goal by investing primarily in U.S. corporate fixed income securities. Under normal circumstances, the Fund invests at least 80% of its net assets in U.S. corporate fixed income securities. The Fund’s Advisor will select investment grade securities and unrated securities determined to be of comparable quality, but also may invest up to 15% of the Fund’s total assets in lower-rated debt securities (“junk bonds”). The Fund also invests in a range of U.S. government securities, including mortgage and asset backed securities. The Fund will have a dollar-weighted average maturity of no more than three years. However, the dollar-weighted average maturity of the Fund’s investments will vary depending on market conditions.

In selecting securities for the Fund, the Advisor considers a security’s current yield, capital appreciation potential, maturity and yield to maturity. The Advisor will monitor changing economic conditions and trends, including interest rates, and may sell securities in anticipation of an increase in interest rates or purchase securities in anticipation of a decline in interest rates.

Risks

All mutual funds take investment risks. Therefore, it is possible to lose money by investing in the Fund. The primary factors that may reduce the Fund’s returns include:

  Interest Rate Risks. Prices of fixed income securities generally fall when interest rates rise.
  Credit Risks. There is a possibility that issuers of securities in which the Fund may invest may default in the payment of interest or principal on the securities when due, which would cause the Fund to lose money.
  Call Risks. Issuers of securities may redeem the securities prior to maturity at a price below their current market value.
  Prepayment Risks. When homeowners prepay their mortgages in response to lower interest rates, the Fund will be required to reinvest the proceeds at the lower interest rates available. Also, when interest rates fall, the price of mortgage backed securities may not rise to as great an extent as that of other fixed income securities.
  Risks Associated with Non-Investment Grade Securities. Securities rated below investment grade, also known as junk bonds, generally entail greater interest rate and credit risks than investment grade securities.

Performance Information

Risk/Return Bar Chart

Performance Over 6 Years

Best Quarter
2.67%
(9/30/98)

Worst Quarter
(0.88)%
(3/31/02)

The bar chart shows the variability of the Fund’s Institutional I Shares total returns on a calendar year-end basis.

The Fund’s Institutional I Shares are sold without a sales charge (load). The total returns above are based on net asset value.

The Fund’s Institutional I Shares total return for the six-month period from January 1, 2003 to June 30, 2003 was 1.65%.

Average Annual Total Return Table

The following table represents the Fund’s Institutional I Shares Average Annual Total Returns for the calendar periods ended December 31, 2002. Return Before Taxes is shown. In addition, Return After Taxes is shown for the Fund’s Institutional I Shares to illustrate the effect of federal taxes on Fund returns. Actual after-tax returns depend on each investor’s personal tax situation, and are likely to differ from those shown. The table also shows returns for the Lehman Brothers 1-3 Year Government Bond Index (LB1-3GB), a broad-based market index, and the Lipper Short Investment Grade Debt Funds Objective (average). The LB1-3GB is a widely recognized index of U.S. government obligations with maturities between one and three years. The Lipper Short Investment Grade Debt Funds Objective is a composite of mutual funds, designated by Lipper, Inc., with goals similar to the Fund’s goals. Total returns for the index shown do not reflect sales charges, expenses or other fees that the SEC requires to be reflected in the Fund’s performance. The index and average are unmanaged and it is not possible to invest directly in an index or average.

(For the periods ended December 31, 2002)

			Start of
Institutional I Shares	1 Year	5 Years	Performance*

Return Before Taxes	4.30%	5.12%	5.20%

Return After Taxes on Distributions**	2.82%	3.10%	3.12%

Return After Taxes on Distributions and
Sale of Fund Shares**	2.62%	3.09%	3.11%

LB1-3GB	6.01%	6.51%	6.50%

Lipper Short Investment Grade Debt
Funds Objective	3.76%	5.45%	5.78%

* The Fund’s Institutional I Shares start of performance date was April 1, 1996.

Performance presented prior to March 30, 1998 reflects the performance of the Marketvest Short-Term Bond Portfolio Shares, which were offered beginning April 1, 1996. The assets of the Marketvest fund were reorganized into the predecessor ARK Fund in 1998 following the acquisition by Allfirst Financial Inc. of Dauphin Deposit Corporation.


** After-tax returns are calculated using a standard set of assumptions. The stated returns assume the highest historical federal income and capital gains tax rates. Return After Taxes on Distributions assumes a continued investment in the Fund and shows the effect of taxes on Fund distributions. Return After Taxes on Distributions and Sale of Fund Shares assumes all shares were redeemed at the end of each measurement period, and shows the effect of any taxable gain (or offsetting loss) on redemption, as well as the effects of taxes on Fund distributions. These after-tax returns do not reflect the effect of any applicable state and local taxes. After-tax returns are not relevant to investors holding shares through tax-deferred programs, such as IRA or 401(k) plans.


Past performance is no guarantee of future results. This information provides you with historical performance information so that you can analyze whether the Fund’s investment risks are balanced by its potential returns.

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold the Fund’s Institutional I Shares.

Shareholder Fees

Institutional I

Fees Paid Directly From Your Investment	None

Annual Fund Operating Expenses (Before Waiver)(1)

Expenses That are Deducted From Fund Assets (as a percentage of average net assets)

Institutional I

Management Fee	0.70%

Distribution (12b-1) Fee	None

Shareholder Services Fee(2)	0.25%

Other Expenses	0.23%

Total Annual Fund Operating Expenses(3)	1.18%
(1)	Although not contractually obligated to do so, the shareholder services provider expects to waive certain amounts. These are shown below along with the net expenses the Fund expects to pay for the fiscal year ending April 30, 2004.
Total Waiver of Fund Expenses	0.18%
Total Actual Annual Fund Operating Expenses (after waiver)	1.00%
(2)	A portion of the shareholder services fee for the Fund’s Institutional I Shares is expected to be voluntarily waived. This anticipated voluntary waiver can be terminated at any time. The shareholder services fee paid by the Fund (after the anticipated voluntary waiver) is expected to be 0.07%, for the fiscal year ending April 30, 2004.
(3)	Total Annual Fund Operating Expenses have been restated to reflect current fees.

Example

This Example is intended to help you compare the cost of investing in the Institutional I Shares with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund’s Institutional I Shares for the time periods indicated and then redeem all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s Institutional I Shares operating expenses are before the waiver as shown in the table and remain the same. Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:

	1Year	3 Years	5 Years	10 Years
Institutional I	$120	$375	$649	$1,432

MTB U.S. GOVERNMENT BOND FUND

(formerly VISION U.S. Government Securities Fund)

Goal

To provide current income. Capital appreciation is a secondary, non-fundamental investment consideration.

Strategy

The Fund invests, under normal market conditions, at least 80% of the value of its net assets in a diversified portfolio consisting of debt obligations that are guaranteed as to payment of principal and interest by the U.S. government or its agencies or instrumentalities, including mortgage backed securities issued by U.S. government agencies. The Fund anticipates that most of its assets will be invested in fixed income securities having maturities greater than one year. Certain mortgage backed securities, including adjustable rate mortgage securities (ARMs) and collateralized mortgage obligations (CMOs) are included within the definition of “U.S. government securities.” The Fund may invest at times to a limited extent in other types of debt obligations to enhance total return (e.g., corporate debt obligations, taxable municipal securities, asset backed securities, etc.).

Risks

All mutual funds take investment risks. Therefore, it is possible to lose money by investing in the Fund. The primary factors that may reduce the Fund’s returns include:

  Interest Rate Risks. Prices of fixed income securities generally fall when interest rates rise.
  Credit Risks. There is a possibility that issuers of securities in which the Fund may invest may default in the payment of interest or principal on the securities when due, which would cause the Fund to lose money.
  Call Risks. Issuers of securities may redeem the securities prior to maturity at a price below their current market value.
  Prepayment Risks. When homeowners prepay their mortgages in response to lower interest rates, the Fund will be required to reinvest the proceeds at the lower interest rates available. Also, when interest rates fall, the price of mortgage backed securities may not rise to as great an extent as that of other fixed income securities.

Performance Information

Risk/Return Bar Chart

Performance Over 9 Years

Best Quarter
6.45%
(6/30/95)

Worst Quarter
(2.81)%
(6/30/94)

The total returns shown above are for the Class A Shares, which is another class of shares offered by MTB U.S. Government Bond Fund. Class A Shares are not offered in this prospectus for the Fund’s Institutional I Shares. The total returns for Class A Shares are disclosed here because Institutional I Shares had not yet been publicly offered. These total returns would be substantially similar to the annual returns for Institutional I Shares over the same period and would differ only to the extent that the two classes do not have the same expenses. It is anticipated that the expenses of Institutional I Shares will not exceed those of the Class A Shares.

The bar chart shows the variability of the Fund’s Class A Shares total returns on a calendar year-end basis.

The total returns displayed for the Fund’s Class A Shares do not reflect the payment of any sales charges or recurring shareholder account fees. If these charges or fees had been included, the returns shown would have been lower.

The Fund’s Class A Shares total return for the six-month period from January 1, 2003 to June 30, 2003 was 3.08%.

Average Annual Total Return Table

The following table represents the Fund’s Class A Shares Average Annual Total Returns, reduced to reflect applicable sales charges, for the calendar periods ended December 31, 2002. Return Before Taxes is shown. In addition, Return After Taxes is shown for the Fund’s Class A Shares to illustrate the effect of federal taxes on Fund returns. Actual after-tax returns depend on each investor’s personal tax situation, and are likely to differ from those shown. The table also shows returns for the Lehman Brothers Aggregate Bond Index (LBAB) and Lehman Brothers U.S. Government Bond Index (LBUSGB), broad-based market indexes, and the Lipper U.S. Government Funds Objective (average). The LBAB is an index measuring both the capital price changes and income provided by the underlying universe of securities, comprised of U.S. Treasury obligations, U.S. agency obligations, foreign obligations, U.S. investment grade corporate debt and mortgage backed obligations. The LBUSGB is a market value weighted index of U.S. government and government agency securities (other than mortgage securities) with maturities of one year or more. The Lipper U.S. Government Funds Objective is a composite of mutual funds, designated by Lipper, Inc., with goals similar to the Fund’s goals. The Advisor has elected to change the index from LBAB to LBUSGB because it is more representative of the securities in which the Fund invests. Total returns for the indexes shown do not reflect sales charges, expenses or other fees that the SEC requires to be reflected in the Fund’s performance. The indexes and average are unmanaged and it is not possible to invest directly in an index or average.

(For the periods ended December 31, 2002)

			Start of
Class A Shares	1 Year	5 Years	Performance*

Return Before Taxes	4.76%	5.85%	5.55%

Return After Taxes on Distributions**	2.58%	3.36%	3.07%

Return After Taxes on Distributions and
Sales of Fund Shares**	2.86%	3.40%	3.14%

LBAB	10.25%	7.55%	7.08%

LBUSGB	11.50%	7.26%	6.99%

Lipper U.S. Government
Funds Objective	9.84%	6.55%	5.96%


*	The Fund’s Class A Shares start of performance date was September 22, 1993.
**	After-tax returns are calculated using a standard set of assumptions. The stated returns assume the highest historical federal income and capital gains tax rates. Return After Taxes on Distributions assumes a continued investment in the Fund and shows the effect of taxes on Fund distributions. Return After Taxes on Distributions and Sale of Fund Shares assumes all shares were redeemed at the end of each measurement period, and shows the effect of any taxable gain (or offsetting loss) on redemption, as well as the effects of taxes on Fund distributions. These after tax returns do not reflect the effect of any applicable state and local taxes. After tax returns are not relevant to investors holding shares through tax-deferred programs, such as IRA or 401(k) plans.


Past performance is no guarantee of future results. This information provides you with historical performance infor mation so that you can analyze whether the Fund’s investment risks are balanced by its potential returns.

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold the Fund’s Institutional I Shares.

Shareholder Fees

Institutional I

Fees Paid Directly From Your Investment	None

Annual Fund Operating Expenses (Before Waiver)(1)

Expenses That are Deducted From Fund Assets (as a percentage of average net assets)

Institutional I

Management Fee	0.70%

Distribution (12b-1) Fee	None

Shareholder Services Fee(2)	0.25%

Other Expenses	0.21%

Total Annual Fund Operating Expenses(3)	1.16%
(1)	Although not contractually obligated to do so, the shareholder services provider expects to waive certain amounts. These are shown below along with the net expenses the Fund expects to pay for the fiscal year ending April 30, 2004.
Total Waiver of Fund Expenses	0.21%
Total Actual Annual Fund Operating Expenses (after waiver)	0.95%
(2)	A portion of the shareholder services fee for the Fund’s Institutional I Shares is expected to be voluntarily waived. This anticipated voluntary waiver can be terminated at any time. The shareholder services fee paid by the Fund’s Institutional I Shares (after the anticipated voluntary waiver) is expected to be 0.04% for the fiscal year ending April 30, 2004.
(3)	Total Annual Fund Operating Expenses have been restated to reflect current fees.

Example

This Example is intended to help you compare the cost of investing in the Institutional I Shares with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund’s Institutional I Shares for the time periods indicated and then redeem all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s Institutional I Shares operating expenses are before the waiver as shown in the table and remain the same. Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Institutional I	$118	$368	$638	$1,409

MTB MARYLAND MUNICIPAL BOND FUND

Goal

Current income exempt from federal regular income tax and Maryland state and local income taxes.

Strategy

The Fund seeks its investment goal by investing primarily in municipal securities that generate income that is exempt from federal regular income tax and Maryland state and local income taxes. The principal issuers of these securities are state and local governments and agencies located in Maryland, as well as the District of Columbia, Puerto Rico, and other U.S. territories and possessions. Under normal market conditions, the Fund’s assets will be invested so that at least 80% of its income distributed will not be subject to federal regular income tax and Maryland state income tax. However, the income from these securities may be subject to federal alternative minimum tax. The Fund is non-diversified, which means it can invest a larger percentage of assets in a small number of issuers. The Fund normally invests in investment grade debt securities with long and intermediate maturities, and the Fund will have a dollar-weighted average maturity of seven to twelve years. However, the Fund has no maturity restrictions on individual issues, and the dollar-weighted average maturity of the Fund’s investments will vary depending on market conditions.

In selecting securities, the Fund’s Advisor considers the future direction of interest rates and the shape of the yield curve, as well as credit quality and sector allocation issues. Sector allocation issues involve the relative attractiveness of rates and market opportunities in sectors such as general obligation or revenue bonds.

Risks

All mutual funds take investment risks. Therefore, it is possible to lose money by investing in the Fund. The primary factors that may reduce the Fund’s returns include:

  Interest Rate Risks. Prices of fixed income securities generally fall when interest rates rise.
  Credit Risks. There is a possibility that issuers of securities in which the Fund may invest may default in the payment of interest or principal on the securities when due, which would cause the Fund to lose money.
  Call Risks. Issuers of securities may redeem the securities prior to maturity at a price below their current market value.
  Tax Risks. Failure of a municipal security to meet certain legal requirements may cause the interest received and distributed by the Fund to shareholders to be taxable.
  Risks of Non-Diversification. The Fund may invest a higher percentage of its assets among fewer issuers of portfolio securities.
  Maryland Investment Risks. The Fund will be more susceptible to any economic, business, political or other developments which generally affect securities issued by Maryland issuers.

Performance Information

Risk/Return Bar Chart

Performance Over 6 Years

Best Quarter
4.17%
(12/31/00)

Worst Quarter
(2.08)%
(6/30/99)

The bar chart shows the variability of the Fund’s Institutional I Shares total returns on a calendar year-end basis.

The Fund’s Institutional I Shares are sold without a sales charge (load). The total returns above are based on net asset value.

The Fund’s Institutional I Shares total return for the six-month period from January 1, 2003 to June 30, 2003 was 3.37%.

Average Annual Total Return Table

The following table represents the Fund’s Institutional I Shares Average Annual Total Returns for the calendar periods ended December 31, 2002. Return Before Taxes is shown. In addition, Return After Taxes is shown for the Fund’s Institutional I Shares to illustrate the effect of federal taxes on Fund returns. Actual after-tax returns depend on each investor’s personal tax situation, and are likely to differ from those shown. The table also shows returns for the Lehman Brothers 10 Year Municipal Bond Index (LB10MB) and the Lehman Brothers 7 Year Municipal Bond Index (LB7MB), broad-based market indexes, and the Lipper Maryland Municipal Debt Funds Objective (average). The LB10MB is a widely recognized index of long-term investment grade tax-exempt bonds. The index includes general obligation bonds, revenue bonds, insured bonds and prefunded bonds with maturities between eight and twelve years. The LB7MB is a widely recognized index of long-term investment grade tax-exempt bonds. The index includes general obligation bonds, revenue bonds, insured bonds and prefunded bonds with maturities between six and eight years. The Lipper Maryland Municipal Debt Funds Objective is a composite of mutual funds, designated by Lipper, Inc., with goals similar to the Fund’s goals. Total returns for the indexes shown do not reflect sales charges, expenses or other fees that the SEC requires to be reflected in the Fund’s performance. The indexes and average are unmanaged and it is not possible to invest directly in an index or average.

(For the periods ended December 31, 2002)

			Start of
Institutional I Shares	1 Year	5 Years	Performance*

Return Before Taxes	8.51%	5.02%	5.48%

Return After Taxes on Distributions**	8.51%	4.96%	5.41%

Return After Taxes on Distributions and
Sale of Fund Shares**	6.90%	4.88%	5.28%

LB10MB	10.17%	6.12%	6.46%

LB7MB	10.35%	6.07%	6.19%

Lipper Maryland Municipal Debt
Funds Objective	6.77%	4.44%	4.91%

*The Fund’s Institutional I Shares start of performance date was November 18, 1996.


** After-tax returns are calculated using a standard set of assumptions. The stated returns assume the highest historical federal income and capital gains tax rates. Return After Taxes on Distributions assumes a continued investment in the Fund and shows the effect of taxes on Fund distributions. Return After Taxes on Distributions and Sale of Fund Shares assumes all shares were redeemed at the end of each measurement period, and shows the effect of any taxable gain (or offsetting loss) on redemption, as well as the effects of taxes on Fund distributions. These after-tax returns do not reflect the effect of any applicable state and local taxes. After-tax returns are not relevant to investors holding shares through tax-deferred programs, such as IRA or 401(k) plans.


Past performance is no guarantee of future results. This information provides you with historical performance information so that you can analyze whether the Fund’s investment risks are balanced by its potential returns.

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold the Fund’s Institutional I Shares.

Shareholder Fees

Institutional I

Fees Paid Directly From Your Investment	None

Annual Fund Operating Expenses (Before Waivers)(1)

Expenses That are Deducted From Fund Assets (as a percentage of average net assets)

Institutional I

Management Fee(2)	0.70%

Distribution (12b-1) Fee	None

Shareholder Services Fee(3)	0.25%

Other Expenses	0.22%

Total Annual Fund Operating Expenses(4)	1.17%
(1)	Although not contractually obligated to do so, the advisor and shareholder services provider expect to waive certain amounts. These are shown below along with the net expenses the Fund expects to pay for the fiscal year ending April 30, 2004.
Total Waiver of Fund Expenses	0.33%
Total Actual Annual Fund Operating Expenses (after waiver)	0.84%
(2)	The advisor expects to voluntarily waive a portion of the management fee. The advisor can terminate this anticipated voluntary waiver at any time. The management fee paid by the Fund (after the anticpated voluntary waiver) is expected to be 0.62% for the fiscal year ending April 30, 2004.
(3)	A portion of the shareholder services fee for the Fund’s Institutional I Shares is expected to be voluntarily waived. This anticipated voluntary waiver can be terminated at any time. The shareholder services fee paid by the Fund (after the anticipated voluntary waiver) is expected to be 0.00%, for the fiscal year ending April 30, 2004.
(4)	Total Annual Fund Operating Expenses have been restated to reflect current fees.

Example

This Example is intended to help you compare the cost of investing in the Institutional I Shares with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund’s Institutional I Shares for the time periods indicated and then redeem all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s Institutional I Shares operating expenses are before the waiver as shown in the table and remain the same. Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Institutional I	$119	$372	$644	$1,420

MTB NEW YORK MUNICIPAL BOND FUND

(formerly VISION New York Municipal Income Fund)

Goal

To provide current income which is exempt from federal regular income tax and the personal income taxes imposed by the State of New York and New York municipalities and is consistent with the preservation of capital.

Strategy

Under normal circumstances, the Fund invests its assets so that at least 80% of the income it distributes will be exempt from federal regular income tax and personal income tax imposed by the State of New York and New York municipalities. However, the income on these securities may be subject to the federal alternative minimum tax. The Fund is non-diversified, which means it can invest a larger percentage of assets in a small number of issuers. The Fund invests in investment grade municipal securities.

In selecting securities, the Fund’s Advisor considers the future direction of interest rates and the shape of the yield curve, as well as credit quality and sector allocation issues. Sector allocation issues involve the relative attractiveness of rates and market opportunities in sectors such as general obligation or revenue bonds.

Risks

All mutual funds take investment risks. Therefore, it is possible to lose money by investing in the Fund. The primary factors that may reduce the Fund’s returns include:

  Interest Rate Risks. Prices of fixed income securities generally fall when interest rates rise.
  Credit Risks. There is a possibility that issuers of securities in which the Fund may invest may default in the payment of interest or principal on the securities when due, which would cause the Fund to lose money.
  Call Risks. Issuers of securities may redeem the securities prior to maturity at a price below their current market value.
  Tax Risks. Failure of a municipal security to meet certain legal requirements may cause the interest received and distributed by the Fund to shareholders to be taxable.
  Risks of Non-Diversification. The Fund may invest a higher percentage of its assets among fewer issuers of portfolio securities.
  New York Investment Risks. The Fund will be more susceptible to any economic, business, political or other developments which generally affect securities issued by New York issuers.

Performance Information

Risk/Return Bar Chart

Performance Over 9 Years

Best Quarter
6.57%
(3/31/95)

Worst Quarter
(4.48)%
(3/31/94)

The total returns shown above are for the Class A Shares, which is another class of shares offered by MTB New York Municipal Bond Fund. Class A Shares are not offered in this prospectus for the Fund’s Institutional I Shares. The total returns for Class A Shares are disclosed here because Institutional I Shares had not yet been offered been publicly offered. These total returns would be substantially similar to the annual returns for Institutional I Shares over the same period and would differ only to the extent that the two classes do not have the same expenses. It is anticipated that the expenses of Institutional I Shares will not exceed those of the Class A Shares.

The bar chart shows the variability of the Fund’s Class A Shares total returns on a calendar year-end basis.

The total returns displayed for the Fund’s Class A Shares do not reflect the payment of any sales charges or recurring shareholder account fees. If these charges or fees had been included, the returns shown would have been lower.

The Fund’s Class A Shares total return for the six-month period from January 1, 2003 to June 30, 2003 was 3.02%.

Average Annual Total Return Table

The following table represents the Fund’s Class A Shares Average Annual Total Returns, reduced to reflect applicable sales charges, for the calendar periods ended December 31, 2002. Return Before Taxes is shown. In addition, Return After Taxes is shown for the Fund’s Class A Shares to illustrate the effect of federal taxes on Fund returns. Actual after-tax returns depend on each investor’s personal tax situation, and are likely to differ from those shown. The table also shows returns for the Lehman Brothers New York

Tax-Exempt Index (LBNYTE), a broad-based market index, and the Lipper New York Municipal Debt Funds Average. The LBNYTE is a total return performance benchmark for the New York long-term, investment grade, tax-exempt bond market. Returns and attributes for this index are calculated semi-monthly using approximately 22,000 municipal bonds classified as general obligation bonds (state and local), revenue bonds (excluding insured revenue bonds), insured bonds (includes all bond insurers with Aaa/AAA ratings), and prerefunded bonds. The Lipper New York Municipal Debt Funds Objective is a composite of mutual funds, designated by Lipper, Inc., with goals similar to the Fund’s goals. Total returns for the index shown do not reflect sales charges, expenses or other fees that the SEC requires to be reflected in the Fund’s performance. The index and average are unmanaged and it is not possible to invest directly in an index or average.

(For the periods ended December 31, 2002)

			Start of
Class A Shares	1 Year	5 Years	Performance*

Return Before Taxes	3.86%	4.12%	5.03%

Return After Taxes on Distributions**	3.83%	4.05%	4.98%

Return After Taxes on Distributions and
Sale of Fund Shares**	3.88%	4.10%	4.90%

LBNYTE	9.67%	6.17%	6.32%

Lipper New York Municipal Debt
Funds Average	8.83%	4.92%	5.13%


*	The Fund’s Class A Shares start of performance date was September 22, 1993.
**	After-tax returns are calculated using a standard set of assumptions. The stated returns assume the highest historical federal income and capital gains tax rates. Return After Taxes on Distributions assumes a continued investment in the Fund and shows the effect of taxes on Fund distributions. Return After Taxes on Distributions and Sale of Fund Shares assumes all shares were redeemed at the end of each measurement period, and shows the effect of any taxable gain (or offsetting loss) on redemption, as well as the effects of taxes on Fund distributions. These after-tax returns do not reflect the effect of any applicable state and local taxes. After-tax returns are not relevant to investors holding shares through tax-deferred programs, such as IRA or 401(k) plans.


Past performance is no guarantee of future results. This information provides you with historical performance information so that you can analyze whether the Fund’s investment risks are balanced by its potential returns.

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold the Fund’s Institutional I Shares.

Shareholder Fees

Institutional I

Fees Paid Directly From Your Investment	None

Annual Fund Operating Expenses (Before Waivers)(1)

Expenses That are Deducted From Fund Assets (as a percentage of average net assets)

Institutional I

Management Fee(2)	0.70%

Distribution (12b-1) Fee	None

Shareholder Services Fee(3)	0.25%

Other Expenses	0.23%

Total Annual Fund Operating Expenses(4)	1.18%
(1)	Although not contractually obligated to do so, the advisor and shareholder services provider expect to waive certain amounts. These are shown below along with the net expenses the Fund expects to pay for the fiscal year ending April 30, 2004.
Total Waiver of Fund Expenses	0.32%
Total Actual Annual Fund Operating Expenses (after waivers)	0.86%
(2)	The advisor expects to voluntarily waive a portion of the management fee. The advisor can terminate this anticipated voluntary waiver at any time. The management fee paid by the Fund (after the anticpated voluntary waiver) is expected to be 0.63% for the fiscal year ending April 30, 2004.
(3)	A portion of the shareholder services fee for the Fund’s Institutional I Shares is expected to be voluntarily waived. This anticipated voluntary waiver can be terminated at any time. The shareholder services fee paid by the Fund (after the anticipated voluntary waiver) is expected to be 0.00% for the fiscal year ending April 30, 2004.
(4)	Total Annual Fund Operating Expenses have been restated to reflect current fees.

Example

This Example is intended to help you compare the cost of investing in the Institutional I Shares with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund’s Institutional I Shares for the time periods indicated and then redeem all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s Institutional I Shares operating expenses are before the waiver as shown in the table and remain the same. Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Institutional I	$120	$375	$649	$1,432

MTB PENNSYLVANIA MUNICIPAL BOND FUND

Goal

Current income exempt from federal regular income tax and Pennsylvania personal income taxes.

Strategy

The Fund seeks its investment goal by investing primarily in municipal securities that generate income that is exempt from federal regular income tax and Pennsylvania personal income taxes. The principal issuers of these securities are state and local governments and agencies located in Pennsylvania, as well as the District of Columbia, Puerto Rico, and other U.S. territories and possessions. Under normal market conditions, the Fund’s assets will be invested so that at least 80% of its income distributed will not be subject to federal regular income tax and Pennsylvania personal income tax. However, the income from these securities may be subject to federal alternative minimum tax. The Fund is non-diversified, which means it can invest a larger percentage of assets in a small number of issuers. The Fund normally invests in investment grade debt securities with long and intermediate maturities, and the Fund will have a dollar-weighted average maturity of seven to twelve years. However, the Fund has no maturity restrictions on individual issues, and the dollar-weighted average maturity of the Fund’s investments will vary depending on market conditions.

In selecting securities, the Fund’s Advisor considers the future direction of interest rates and the shape of the yield curve, as well as credit quality and sector allocation issues. Sector allocation issues involve the relative attractiveness of rates and market opportunities in sectors such as general obligation or revenue bonds.

Risks

All mutual funds take investment risks. Therefore, it is possible to lose money by investing in the Fund. The primary factors that may reduce the Fund’s returns include:

  Interest Rate Risks. Prices of fixed income securities generally fall when interest rates rise.
  Credit Risks. There is a possibility that issuers of securities in which the Fund may invest may default in the payment of interest or principal on the securities when due, which would cause the Fund to lose money.
  Call Risks. Issuers of securities may redeem the securities prior to maturity at a price below their current market value.
  Tax Risks. Failure of a municipal security to meet certain legal requirements may cause the interest received and distributed by the Fund to shareholders to be taxable.
  Risks of Non-Diversification. The Fund may invest a higher percentage of its assets among fewer issuers of portfolio securities.
  Pennsylvania Investment Risks. The Fund will be more susceptible to any economic, business, political or other developments which generally affect securities issued by Pennsylvania issuers.

Performance Information

Risk/Return Bar Chart

Performance Over 6 Years

Best Quarter
4.18%
(9/30/02)

Worst Quarter
(2.54)%
(6/30/99)

The bar chart shows the variability of the Fund’s Institutional I Shares total returns on a calendar year-end basis.

The Fund’s Institutional I Shares are sold without a sales charge (load). The total returns above are based on net asset value.

The Fund’s Institutional I Shares total return for the six-month period from January 1, 2003 to June 30, 2003 was 3.80%.

Average Annual Total Return Table

The following table represents the Fund’s Institutional I Shares Average Annual Total Returns for the calendar periods ended December 31, 2002. Return Before Taxes is shown. In addition, Return After Taxes is shown for the Fund’s Institutional I Shares to illustrate the effect of federal taxes on Fund returns. Actual after-tax returns depend on each investor’s personal tax situation, and are likely to differ from those shown. The table also shows returns for the Lehman Brothers 10 Year Municipal Bond Index (LB10MB) and the Lehman Brothers 7 Year Municipal Bond Index (LB7MB), broad-based market indexes, and the Lipper Pennsylvania Municipal Debt Funds Objective (average). The LB10MB is a widely recognized index of long-term investment grade tax-exempt bonds. The index includes general obligation bonds, revenue bonds, insured bonds and prefunded bonds with maturities between eight and twelve years. The LB7MB is a widely recognized index of long-term investment grade tax-exempt bonds. The index includes general obligation bonds, revenue bonds, insured bonds and prerefunded bonds with maturities between six and eight years. The Lipper Pennsylvania Municipal Debt Funds Objective is a composite of mutual funds, designated by Lipper, Inc., with goals similar to the Fund’s goals. Total returns for the indexes shown do not reflect sales charges, expenses or other fees that the SEC requires to be reflected in the Fund’s performance. The indexes and average are unmanaged and it is not possible to invest directly in an index or average.

(For the periods ended December 31, 2002)

			Start of
Institutional I Shares	1 Year	5 Years	Performance*

Return Before Taxes	8.99%	4.80%	5.12%

Return After Taxes on Distributions**	8.99%	4.76%	5.07%

Return After Taxes on Distributions and
Sales of Fund Shares**	7.17%	4.67%	4.94%

LB10MB	10.17%	6.12%	6.68%

LB7MB	10.35%	6.07%	6.34%

Lipper Pennsylvania Municipal
Debt Funds Objective	7.06%	4.48%	5.23%

* The Fund’s Institutional I Shares start of performance date was April 1, 1996.

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Performance presented prior to March 30, 1998 reflects the performance of the Marketvest Pennsylvania Intermediate Municipal Bond Fund, which were offered beginning April 1, 1996. The assets of the Marketvest fund were reorganized into the Fund in 1998 following the acquisition by Allfirst Financial Inc. of Dauphin Deposit Corporation. ** After-tax returns are calculated using a standard set of assumptions. The stated returns assume the highest historical federal income and capital gains tax rates. Return After Taxes on Distributions assumes a continued investment in the Fund and shows the effect of taxes on Fund distributions. Return After Taxes on Distributions and Sale of Fund Shares assumes all shares were redeemed at the end of each measurement period, and shows the effect of any taxable gain (or offsetting loss) on redemption, as well as the effects of taxes on Fund distributions. These after-tax returns do not reflect the effect of any applicable state and local taxes. After-tax returns are not relevant to investors holding shares through tax-deferred programs, such as IRA or 401(k) plans.

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Past performance is no guarantee of future results. This information provides you with historical performance information so that you can analyze whether the Fund’s investment risks are balanced by its potential returns.

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold the Fund’s Institutional I Shares.

Shareholder Fees

Institutional I

Fees Paid Directly From Your Investment	None

Annual Fund Operating Expenses (Before Waiver)(1)

Expenses That are Deducted From Fund Assets (as a percentage of average net assets)

Institutional I

Management Fee	0.70%

Distribution (12b-1) Fee	None

Shareholder Services Fee(2)	0.25%

Other Expenses	0.20%

Total Annual Fund Operating Expenses(3)	1.15%
(1)	Although not contractually obligated to do so, the shareholder services provider expects to waive certain amounts. These are shown below along with the net expenses the Fund expects to pay for the fiscal year ending April 30, 2004.
Total Waiver of Fund Expenses	0.15%
Total Actual Annual Fund Operating Expenses (after waiver)	1.00%
(2)	A portion of the shareholder services fee for the Fund’s Institutional I Shares is expected to be voluntarily waived. This anticipated voluntary waiver can be terminated at any time. The shareholder services fee paid by the Fund (after the anticipated voluntary waiver) is expected to be 0.10%, for the fiscal year ending April 30, 2004.
(3)	Total Annual Fund Operating Expenses have been restated to reflect current fees.

Example

This Example is intended to help you compare the cost of investing in the Institutional I Shares with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund’s Institutional I Shares for the time periods indicated and then redeem all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s Institutional I Shares operating expenses are before the waiver as shown in the table and remain the same. Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Institutional I	$117	$365	$633	$1,398

MTB INTERMEDIATE-TERM BOND FUND

Goal

Current income.

Strategy

The Fund seeks its investment goal by investing primarily in U.S. investment grade corporate and government fixed income securities, including mortgage and asset backed securities. Under normal circumstances, the Fund invests at least 80% of the value of its net assets in fixed income securities. The Fund’s Advisor will select investment grade fixed income securities and unrated securities determined to be of comparable quality, but also may invest up to 15% of the Fund’s total assets in lower-rated debt securities (“junk bonds”). The Fund normally invests in securities with intermediate maturities, and the Fund will have a dollar-weighted average maturity of three to ten years. However, the Fund has no maturity restrictions on individual issues, and the dollar-weighted average maturity of the Fund’s investments will vary depending on market conditions.

In selecting securities for the Fund, the Advisor considers a security’s current yield, credit quality, capital appreciation potential, maturity and yield to maturity. The Advisor will monitor changing economic conditions and trends, including interest rates, and may sell securities in anticipation of an increase in interest rates or purchase securities in anticipation of a decrease in interest rates.

Risks

All mutual funds take investment risks. Therefore, it is possible to lose money by investing in the Fund. The primary factors that may reduce the Fund’s returns include:

  Interest Rate Risks. Prices of fixed income securities generally fall when interest rates rise.
  Credit Risks. There is a possibility that issuers of securities in which the Fund may invest may default in the payment of interest or principal on the securities when due, which would cause the Fund to lose money.
  Call Risks. Issuers of securities may redeem the securities prior to maturity at a price below their current market value.
  Prepayment Risks. When homeowners prepay their mortgages in response to lower interest rates, the Fund will be required to reinvest the proceeds at the lower interest rates available. Also, when interest rates fall, the price of mortgage backed securities may not rise to as great an extent as that of other fixed income securities.
  Risks Associated with Non-Investment Grade Securities. Securities rated below investment grade, also known as junk bonds, generally entail greater interest rate and credit risks than investment grade securities.

Performance Information

Risk/Return Bar Chart

Performance Over 6 Years

Best Quarter
5.81%
(9/30/02)

Worst Quarter
(1.13)%
(3/31/02)

The bar chart shows the variability of the Fund’s Institutional I Shares total returns on a calendar year-end basis.

The Fund’s Institutional I Shares are sold without a sales charge (load). The total returns above are based on net asset value.

The Fund’s Institutional I Shares total return for the six-month period from January 1, 2003 to June 30, 2003 was 3.92%.

Average Annual Total Return Table

The following table represents the Fund’s Institutional I Shares Average Annual Total Returns for the calendar periods ended December 31, 2002. Return Before Taxes is shown. In addition, Return After Taxes is shown for the Fund’s Institutional I Shares to illustrate the effect of federal taxes on Fund returns. Actual after-tax returns depend on each investor’s personal tax situation, and are likely to differ from those shown. The table also shows returns for the Lehman Brothers Intermediate U.S. Government Bond Index and the Lehman Brothers Intermediate Government/Credit Index, broad-based market indexes, and the Lipper Intermediate Investment Grade Debt Funds Objective (average). The Lehman Brothers Intermediate U.S. Government Bond Index is a widely recognized index of U.S. Treasury securities and government agency securities with maturities ranging from one to ten years. The Lehman Brothers Intermediate Government/Credit Index is a widely recognized, market value-weighted index of U.S.

Treasury securities, U.S. government agency obligations, corporate debt securities, fixed-rate nonconvertible corporate debt securities, Yankee bonds and nonconvertible corporate debt securities issued by or guaranteed by foreign governments and agencies. Lipper Intermediate Investment Grade Debt Funds Objective is a composite of mutual funds, designated by Lipper, Inc., with goals similar to the Fund’s goals. Total returns for the indexes shown do not reflect sales charges, expenses or other fees that the SEC requires to be reflected in the Fund’s performance. The indexes and average are unmanaged and it is not possible to invest directly in an index or average.

(For the periods ended December 31, 2002)

			Start of
Institutional I Shares	1 Year	5 Years	Performance*

Return Before Taxes	8.96%	6.43%	6.45%

Return After Taxes on Distributions**	7.10%	4.20%	4.14%

Return After Taxes on Distributions
and Sale of Fund Shares**	5.44%	4.03%	4.00%

Lehman Brothers Intermediate U.S.
Government Bond Index	9.64%	7.44%	7.28%

Lehman Brothers Intermediate
Government/Credit Index	9.84%	7.48%	7.33%

Lipper Intermediate Investment Grade
Debt Funds Objective	7.34%	6.21%	6.49%

* The Fund’s Institutional I Shares start of performance date was November 18, 1996.

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** After-tax returns are calculated using a standard set of assumptions. The stated returns assume the highest historical federal income and capital gains tax rates. Return After Taxes on Distributions assumes a continued investment in the Fund and shows the effect of taxes on Fund distributions. Return After Taxes on Distributions and Sale of Fund Shares assumes all shares were redeemed at the end of each measurement period, and shows the effect of any taxable gain (or offsetting loss) on redemption, as well as the effects of taxes on Fund distributions. These after-tax returns do not reflect the effect of any applicable state and local taxes. After-tax returns are not relevant to investors holding shares through tax-deferred programs, such as IRA or 401(k) plans.

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Past performance is no guarantee of future results. This information provides you with historical performance information so that you can analyze whether the Fund’s investment risks are balanced by its potential returns.

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold the Fund’s Institutional I Shares.

Shareholder Fees

Institutional I

Fees Paid Directly From Your Investment	None

Annual Fund Operating Expenses (Before Waivers)(1)

Expenses That are Deducted From Fund Assets (as a percentage of average net assets)

Institutional I

Management Fee(2)	0.70%

Distribution (12b-1) Fee	None

Shareholder Services Fee(3)	0.25%

Other Expenses	0.17%

Total Annual Fund Operating Expenses(4)	1.12%
(1)	Although not contractually obligated to do so, the advisor and shareholder services provider expect to waive certain amounts. These are shown below along with the net expenses the Fund expects to pay for the fiscal year ending April 30, 2004.
Total Waiver of Fund Expenses	0.31%
Total Actual Annual Fund Operating Expenses (after waivers)	0.81%
(2)	The advisor expects to voluntarily waive a portion of the management fee. The advisor can terminate this anticipated voluntary waiver at any time. The management fee paid by the Fund (after the anticpated voluntary waiver) is expected to be 0.59% for the fiscal year ending April 30, 2004.
(3)	A portion of the shareholder services fee for the Fund’s Institutional I Shares is expected to be voluntarily waived. This anticipated voluntary waiver can be terminated at any time. The shareholder services fee paid by the Fund (after the anticipated voluntary waiver) is expected to be 0.05%, respectively for the fiscal year ending April 30, 2004.
(4)	Total Annual Fund Operating Expenses have been restated to reflect current fees.

Example

This Example is intended to help you compare the cost of investing in the Institutional I Shares with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund’s Institutional I Shares for the time periods indicated and then redeem all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s Institutional I Shares operating expenses are before the waiver as shown in the table and remain the same. Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Institutional I	$114	$356	$617	$1,363

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MTB INCOME FUND

Goal

Primarily current income and secondarily capital growth.

Strategy

The Fund seeks its investment goal by investing primarily in U.S. investment grade corporate and government fixed income securities, including mortgage backed securities. The Fund’s Advisor will generally select investment grade fixed income securities and unrated securities determined to be of comparable quality, but also may invest up to 15% of the Fund’s total assets in lower-rated debt securities (“junk bonds”). The dollar-weighted average maturity of the Fund’s investments will vary depending on market conditions, but will be between five and twenty years.

In selecting securities for the Fund, the Advisor considers a security’s current yield, credit quality, capital appreciation potential, maturity and yield to maturity. The Advisor will monitor changing economic conditions and trends, including interest rates, and may sell securities in anticipation of an increase in interest rates or purchase securities in anticipation of a decrease in interest rates.

Risks

All mutual funds take investment risks. Therefore, it is possible to lose money by investing in the Fund. The primary factors that may reduce the Fund’s returns include:

  Interest Rate Risks. Prices of fixed income securities generally fall when interest rates rise.
  Credit Risks. There is a possibility that issuers of securities in which the Fund may invest may default in the payment of interest or principal on the securities when due, which would cause the Fund to lose money.
  Call Risks. Issuers of securities may redeem the securities prior to maturity at a price below their current market value.
  Prepayment Risks. When homeowners prepay their mortgages in response to lower interest rates, the Fund will be required to reinvest the proceeds at the lower interest rates available. Also, when interest rates fall, the price of mortgage backed securities may not rise to as great an extent as that of other fixed income securities.
  Risks Associated with Non-Investment Grade Securities. Securities rated below investment grade, also known as junk bonds, generally entail greater interest rate and credit risks than investment grade securities.

Performance Information

Risk/Return Bar Chart

Performance Over 9 Years

Best Quarter
6.67%
(6/30/95)

Worst Quarter
(2.11)%
(3/31/96)

The bar chart shows the variability of the Fund’s Institutional I Shares total returns on a calendar year-end basis.

The Fund’s Institutional I Shares are sold without a sales charge (load). The total returns above are based on net asset value.

The Fund’s Institutional I Shares total return for the six-month period from January 1, 2003 to June 30, 2003 was 3.47%.

Average Annual Total Return Table

The following table represents the Fund’s Institutional I Shares Average Annual Total Returns for the calendar periods ended December 31, 2002. Return Before Taxes is shown. In addition, Return After Taxes is shown for the Fund’s Institutional I Shares to illustrate the effect of federal taxes on Fund returns. Actual after-tax returns depend on each investor’s personal tax situation, and are likely to differ from those shown. The table also shows returns for the Lehman Brothers U.S. Aggregate Bond Index, a broad-based market index, and Lipper Corporate A-Rated Debt Funds Objective (average). The Lehman Brothers U.S. Aggregate Bond Index is a widely recognized, market value-weighted index of U.S. government obligations, corporate debt securities and AAA-rated mortgage backed securities. The Lipper Corporate A-Rated Debt Funds Objective is a composite of mutual funds, designated by Lipper, Inc., with goals similar to the Fund’s goals. Total returns for the index shown do not reflect sales charges, expenses or other fees that the SEC requires to be reflected in the Fund’s performance. The index and average are unmanaged and it is not possible to invest directly in an index or average.

(For the periods ended December 31, 2002)

			Start of
Institutional I Shares	1 Year	5 Years	Performance*

Return Before Taxes	8.69%	6.16%	6.43%

Return After Taxes on Distributions**	6.81%	3.87%	4.05%

Return After Taxes on Distributions and
Sale of Fund Shares**	5.28%	3.77%	3.95%

Lehman Brothers U.S. Aggregate
Bond Index	10.25%	7.55%	7.17%

Lipper Corporate A-Rated Debt
Funds Objective	7.44%	5.83%	6.28%

*	The Fund’s Institutional I Shares start of performance date was July 16, 1993.
**	After-tax returns are calculated using a standard set of assumptions. The stated returns assume the highest historical federal income and capital gains tax rates. Return After Taxes on Distributions assumes a continued investment in the Fund and shows the effect of taxes on Fund distributions. Return After Taxes on Distributions and Sale of Fund Shares assumes all shares were redeemed at the end of each measurement period, and shows the effect of any taxable gain (or offsetting loss) on redemption, as well as the effects of taxes on Fund distributions. These after-tax returns do not reflect the effect of any applicable state and local taxes. After-tax returns are not relevant to investors holding shares through tax-deferred programs, such as IRA or 401(k) plans.

Past performance is no guarantee of future results. This information provides you with historical performance information so that you can analyze whether the Fund’s investment risks are balanced by its potential returns.

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold the Fund’s Institutional I Shares.

Shareholder Fees

Institutional I

Fees Paid Directly From Your Investment	None

Annual Fund Operating Expenses (Before Waiver)(1)

Expenses That are Deducted From Fund Assets (as a percentage of average net assets)

Institutional I

Management Fee	0.60%

Distribution (12b-1) Fee	None

Shareholder Services Fee(2)	0.25%

Other Expenses	0.17%

Total Annual Fund Operating Expenses(3)	1.02%

(1)	Although not contractually obligated to do so, the shareholder services provider expects to waive certain amounts. These are shown below along with the net expenses the Fund expects to pay for the fiscal year ending April 30, 2004.
	Total Waiver of Fund Expenses	0.17%
	Total Actual Annual Fund Operating Expenses (after waiver)	0.85%
(2)	A portion of the shareholder services fee for the Fund’s Institutional I Shares is expected to be voluntarily waived. This anticipated voluntary waiver can be terminated at any time. The shareholder services fee paid by the Fund (after the anticipated voluntary waiver) is expected to be 0.08% for the fiscal year ending April 30, 2004.
(3)	Total Annual Fund Operating Expenses have been restated to reflect current fees.
Example

This Example is intended to help you compare the cost of investing in the Institutional I Shares with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund’s Institutional I Shares for the time periods indicated and then redeem all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s Institutional I Shares operating expenses are before the waiver as shown in the table and remain the same. Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years

Institutional I	$104	$325	$563	$1,248

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MTB BALANCED FUND

Goal

To provide total return. The Fund’s total return will consist of both current income and, to a lesser extent, capital appreciation, provided by fixed income securities and long-term capital appreciation provided by equity securities.

Strategy

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The Fund seeks its investment goal by investing primarily in a diverse portfolio of common stocks and investment grade fixed income securities. The Fund’s Advisor will select common stocks of mid-sized and larger companies (companies with market capitalizations of $2 billion or more) that are recognized leaders in their respective markets. In evaluating securities for the Fund, the Advisor considers each company’s current financial strength, revenue, earnings growth, and relative valuation of its stock. The Advisor will also purchase investment grade fixed income securities with varying maturities, including corporate and government securities and mortgage backed securities. The Advisor will adjust the Fund’s asset mix based on its analysis of the relative attractiveness and risk of bonds and stocks in connection with economic, financial and other market trends. The Fund maintains at least 25% of its total assets in fixed income senior securities.

In selecting securities for the Fund, the Advisor attempts to maximize total return by purchasing a combination of common stocks and fixed income securities of U.S. issuers. The Advisor will also attempt to minimize price declines during equity market downturns by reallocating assets to fixed income securities. The dollar-weighted average maturity of the Fund’s fixed income securities may vary depending on market conditions, but will be between five and twenty years.

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Risks

All mutual funds take investment risks. Therefore, it is possible to lose money by investing in the Fund. The primary factors that may reduce the Fund’s returns include:

  Stock Market Risks. The value of equity securities in the Fund’s portfolio will fluctuate and, as a result, the Fund’s Share price may decline suddenly or over a sustained period of time.
  Risk Related to Investing for Growth. The growth stocks in which the Fund invests are typically more volatile than value stocks and may depend more on price changes than dividends for return.
  Risks Related to Investing for Value. Due to their low valuations, value stocks are typically less volatile than growth stocks. However, value stocks may lag behind growth stocks in an up market.
  Risk Related to Company Size. Because the smaller companies in which the Fund may invest may have unproven track records, a limited product or service base and limited access to capital, they may be more likely to fail than larger companies.
  Interest Rate Risks. Prices of fixed income securities generally fall when interest rates rise.
  Credit Risks. There is a possibility that issuers of securities in which the Fund may invest may default in the payment of interest or principal on the securities when due, which would cause the Fund to lose money.
  Prepayment Risks. When homeowners prepay their mortgages in response to lower interest rates, the Fund will be required to reinvest the proceeds at the lower interest rates available. Also, when interest rates fall, the price of mortgage backed securities may not rise to as great an extent as that of other fixed income securities.
  Call Risks. Issuers of securities may redeem the securities prior to maturity at a price below their current market value.

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Performance Information

Risk/Return Bar Chart

Performance Over 9 Years

Best Quarter
18.32%
(12/31/98)

Worst Quarter
(11.59)%
(9/30/02)

The bar chart shows the variability of the Fund’s Institutional I Shares total returns on a calendar year-end basis.

The Fund’s Institutional I Shares are sold without a sales charge (load). The total returns above are based on net asset value.

The Fund’s Institutional I Shares total return for the six-month period from January 1, 2003 to June 30, 2003 was 12.25%.

Average Annual Total Return Table

The following table represents the Fund’s Institutional I Shares Average Annual Total Returns for the calendar periods ended December 31, 2002. Return Before Taxes is shown. In addition, Return After Taxes is shown for the Fund’s Institutional I Shares to illustrate the effect of federal taxes on Fund returns. Actual after-tax returns depend on each investor’s personal tax situation, and are likely to differ from those shown. The table also shows returns for the Lehman Brothers U.S. Aggregate Bond Index, the Standard & Poor’s 500 Index (S&P 500) and the 60/40 Hybrid of the S&P 500 and the Lehman Brothers U.S. Aggregate Bond Index, respectively, broad-based market indexes, and the Lipper Balanced Funds Objective (average). The Lehman Brothers U.S. Aggregate Index is a widely recognized, market value-weighted index of U.S. government obligations, corporate debt securities and AAA-rated mortgage backed securities. The S&P 500 is an unmanaged capitalization- weighted index of 500 stocks designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries. The 60/40 Hybrid of the S&P 500 and the Lehman Brothers U.S. Aggregate Bond Index, respectively, is comprised of two unmanaged indexes, weighted 60% S&P 500 and 40% Lehman Brothers U.S. Aggregate Bond Index. The Lipper Balanced Funds Objective is a composite of mutual funds, designated by Lipper, Inc., with goals similar to the Fund’s goals. All securities in the index are rated investment grade (BBB) or higher, with maturities of at least one year. Total returns for the indexes shown do not reflect sales charges, expenses or other fees that the SEC requires to be reflected in the Fund’s performance. The indexes and average are unmanaged and it is not possible to invest directly in an index or average.

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(For the periods ended December 31, 2002)

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			Start of
Institutional I Shares	1 Year	5 Years	Performance*

Return Before Taxes	(17.75)%	3.42%	7.35%

Return After Taxes on Distributions**	(18.36)%	1.95%	5.22%

Return After Taxes on Distributions and
Sale of Fund Shares**	(10.88)%	2.43%	5.19%

Lehman Brothers U.S. Aggregate
Bond Index	10.25%	7.55%	7.17%

S&P 500	(22.10)%	(0.58)%	9.43%

60/40 Hybrid of the S&P 500 and the
Lehman Brothers U.S. Aggregate Bond
Index, Respectively	(9.16)%	2.67%	8.53%

Lipper Balanced Funds Objective	(12.74)%	1.10%	6.98%

* The Fund’s Institutional I Shares start of performance date was July 16, 1993.

** After-tax returns are calculated using a standard set of assumptions. The stated returns assume the highest historical federal income and capital gains tax rates. Return After Taxes on Distributions assumes a continued investment in the Fund and shows the effect of taxes on Fund distributions. Return After Taxes on Distributions and Sale of Fund Shares assumes all shares were redeemed at the end of each measurement period, and shows the effect of any taxable gain (or offsetting loss) on redemption, as well as the effects of taxes on Fund distributions. These after-tax returns do not reflect the effect of any applicable state and local taxes. After-tax returns are not relevant to investors holding shares through tax-deferred programs, such as IRA or 401(k) plans.

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Past performance is no guarantee of future results. This information provides you with historical performance information so that you can analyze whether the Fund’s investment risks are balanced by its potential returns.

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold the Fund’s Institutional I Shares.

Shareholder Fees

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Institutional I

Fees Paid Directly From Your Investment	None

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Annual Fund Operating Expenses (Before Waiver)(1)

Expenses That are Deducted From Fund Assets (as a percentage of average net assets)

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Institutional I

Management Fee	0.65%

Distribution (12b-1) Fee	None

Shareholder Services Fee(2)	0.25%

Other Expenses	0.20%

Total Annual Fund Operating Expenses(3)	1.10%

(1)	Although not contractually obligated to do so, the shareholder services provider expects to waive certain amounts. These are shown below along with the net expenses the Fund expects to pay for the fiscal year ending April 30, 2004.
	Total Waiver of Fund Expenses	0.16%
	Total Actual Annual Fund Operating Expenses (after waiver)	0.94%
(2)	A portion of the shareholder services fee for the Fund’s Institutional I Shares is expected to be voluntarily waived. This anticipated voluntary waiver can be terminated at any time. The shareholder services fee paid by the Fund (after the anticipated voluntary waiver) is expected to be 0.09% for the fiscal year ending April 30, 2004.
(3)	Total Annual Fund Operating Expenses have been restated to reflect current fees.

Example

This Example is intended to help you compare the cost of investing in the Institutional I Shares with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund’s Institutional I Shares for the time periods indicated and then redeem all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s Institutional I Shares operating expenses are before the waiver as shown in the table and remain the same. Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years

Institutional I	$112	$350	$606	$1,340

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MTB SOCIAL BALANCED FUND

Goal

To provide total return. The Fund’s total return will consist of both current income and, to a lesser extent, capital appreciation, provided by fixed income securities, and long-term capital appreciation provided by equity securities.

Strategy

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The Fund seeks its investment goal by investing primarily in a diverse portfolio of common stocks and investment grade fixed income securities. The Fund’s Advisor will select common stocks of mid-sized and larger companies (companies with market capitalizations of $2 billion or more at time of purchase) that are recognized leaders in their respective markets. In evaluating securities for the Fund, the Advisor considers each company’s current financial strength, revenue, earnings growth, and relative valuation of its stock. The Advisor will also purchase investment grade fixed income securities with varying maturities, including corporate and government securities and mortgage backed securities. The Advisor will adjust the Fund’s asset mix based on its analysis of the relative attractiveness and risk of bonds and stocks in connection with economic, financial and other market trends. The Fund maintains at least 25% of its total assets in fixed income securities.

In selecting securities for the Fund, the Advisor attempts to maximize total return by purchasing a combination of common stocks and fixed income securities of U.S. issuers. The Advisor will also attempt to minimize price declines during equity market downturns by reallocating assets to fixed income securities. The dollar-weighted average maturity of the Fund’s fixed income securities may vary depending on market conditions, but will be between five and twenty years.

The Fund’s investments are subject to broad-based social screens designed to meet the needs of many socially responsible investors. The social screens adopted by the Advisor will seek to exclude the following types of companies:

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  Tobacco and Alcohol — companies that manufacture tobacco products or alcoholic beverages;
  Gambling — companies that receive identifiable revenue from gambling enterprises;
  Nuclear Power — companies that have an ownership share in, or operate, nuclear power plants;
  Weapons — companies that receive more than 2% of their gross revenues from the sale of military weapons; and
  Abortion and Contraceptives — companies that receive identifiable revenues from the development or manufacture of abortifacients and contraceptives.
  MTB Social Balanced Fund commenced operation pursuant to a Reorganization Plan between the MTB Funds and the ARK Funds, whereupon it acquired the following ARK Portfolios: ARK Social Issues Intermediate Fixed Income Portfolio, ARK Social Issues Blue Chip Equity Portfolio, ARK Social Issues Capital Growth Portfolio and ARK Social Issues Small Cap Equity Portfolio (collectively, the “Acquired Funds”). In order to comply with comments made by the staff of the SEC, MTB Social Balanced Fund had to become an “accounting survivor” of one of the Acquired Funds, despite the differences in the investment objective, strategies, policies and expenses of the Acquired Funds. Accordingly, the following financial and performance information presented for MTB Social Balanced Fund in reality reflects the historical operations of ARK Social Issues Intermediate Fixed Income Portfolio for all periods prior to the date of the Reorganization. This past performance does not necessarily predict future performance of MTB Social Balanced Fund and should be evaluated in light of the Fund’s organization and the differences noted above.

Risks

All mutual funds take investment risks. Therefore, it is possible to lose money by investing in the Fund. The primary factors that may reduce the Fund’s returns include:

  Stock Market Risks. The value of equity securities in the Fund’s portfolio will fluctuate and, as a result, the Fund’s Share price may decline suddenly or over a sustained period of time.
  Risk Related to Investing for Growth. The growth stocks in which the Fund invests are typically more volatile than value stocks and may depend more on price changes than dividends for return.
  Risks Related to Investing for Value. Due to their low valuations, value stocks are typically less volatile than growth stocks. However, value stocks may lag behind growth stocks in an up market.
  Risk Related to Company Size. Because the smaller companies in which the Fund may invest may have unproven track records, a limited product or service base and limited access to capital, they may be more likely to fail than larger companies.
  Interest Rate Risks. Prices of fixed income securities generally fall when interest rates rise.
  Credit Risks. There is a possibility that issuers of securities in which the Fund may invest may default in the payment of interest or principal on the securities when due, which would cause the Fund to lose money.
  Prepayment Risks. When homeowners prepay their mortgages in response to lower interest rates, the Fund will be required to reinvest the proceeds at the lower interest rates available. Also, when interest rates fall, the price of mortgage backed securities may not rise to as great an extent as that of other fixed income securities.
  Call Risks. Issuers of securities may redeem the securities prior to maturity at a price below their current market value.
  Social Investment Risk. The Fund’s investments are subject to social screens. Because of these screens, Fund management may forego opportunities to buy certain securities when it is otherwise advantageous to do so, or may sell certain securities for social reasons when it is otherwise disadvantageous to do so.

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Performance Information

Risk/Return Bar Chart

Performance Over 1 Year

Best Quarter
5.66%
(9/30/02)

Worst Quarter
(1.06)%
(3/31/02)

The bar chart shows the Fund’s Institutional I Shares total return on a calendar year-end basis.

The Fund’s Institutional I Shares are sold without a sales charge (load). The total returns above are based on net asset value.

The Fund’s Institutional I Shares total return for the six-month period from January 1, 2003 to June 30, 2003 was 3.60%.

Average Annual Total Return Table

The following table represents the Fund’s Institutional I Shares Average Annual Total Returns for the calendar periods ended December 31, 2002. Return Before Taxes is shown. In addition, Return After Taxes is shown for the Fund’s Institutional I Shares to illustrate the effect of federal taxes on Fund returns. Actual after-tax returns depend on each investor’s personal tax situation, and are likely to differ from those shown. The table also shows returns for the Standard & Poor’s 500 Index (S&P 500) and the Lehman Brothers Aggregate Bond Index (LBAB), broad-based market indexes. The S&P 500 is an unmanaged capitalization-weighted index of 500 stocks designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries. The LBAB is an index measuring both the capital price changes and income provided by the underlying universe of securities, comprised of U.S. Treasury obligations, U.S. agency obligations, foreign obligations, U.S. investment grade corporate debt and mortgage backed obligations. Total returns for the indexes shown do not reflect sales charges, expenses or other fees that the SEC requires to be reflected in the Fund’s performance. The indexes are unmanaged and it is not possible to invest directly in an index.

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(For the periods ended December 31, 2002)

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		Start of
Institutional I Shares	1 Year	Performance*

Return Before Taxes	7.71%	5.90%

Return After Taxes on Distributions**	6.27%	4.47%

Return After Taxes on Distributions and
Sale of Fund Shares**	4.69%	4.00%

S&P 500	(22.10)%	(18.86)%

LBAB	10.25%	9.71%

*	The Fund’s Institutional I Shares start of performance date was May 29, 2001.
**	After-tax returns are calculated using a standard set of assumptions. The stated returns assume the highest historical federal income and capital gains tax rates. Return After Taxes on Distributions assumes a continued investment in the Fund and shows the effect of taxes on Fund distributions. Return After Taxes on Distributions and Sale of Fund Shares assumes all shares were redeemed at the end of each measurement period, and shows the effect of any taxable gain (or offsetting loss) on redemption, as well as the effects of taxes on Fund distributions. These after-tax returns do not reflect the effect of any applicable state and local taxes. After-tax returns are not relevant to investors holding shares through tax-deferred programs, such as IRA or 401(k) plans.

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Past performance is no guarantee of future results. This information provides you with historical performance information so that you can analyze whether the Fund’s investment risks are balanced by its potential returns.

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold Shares of the Fund’s Institutional I Shares.

Shareholder Fees

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Institutional I

Fees Paid Directly From Your Investment	None

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Annual Fund Operating Expenses (Before Waiver)(1)

Expenses That are Deducted From Fund Assets (as a percentage of average net assets)

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Institutional I

Management Fee(2)	0.70%

Distribution (12b-1) Fee	None

Shareholder Services Fee	0.25%

Other Expenses	0.50%

Total Annual Fund Operating Expenses(3)	1.45%

(1)	Although not contractually obligated to do so, the advisor expects to waive certain amounts. These are shown below along with the net expenses the Fund expects to pay for the fiscal year ending April 30, 2004.
	Total Waiver of Fund Expenses	0.20%
	Total Actual Annual Fund Operating Expenses (after waiver)	1.25%
(2)	The advisor expects to voluntarily waive a portion of the management fee. The advisor can terminate this anticipated voluntary waiver at any time. The management fee paid by the Fund (after anticipated voluntary waiver) is expected to be 0.50% for the fiscal year ending April 30, 2004.
(3)	Total Annual Fund Operating Expenses have been restated to reflect current fees.

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Example

This Example is intended to help you compare the cost of investing in the Fund’s Institutional I Shares with the cost of investing in other mutual funds.

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The Example assumes that you invest $10,000 in the Fund’s Institutional I Shares for the time periods indicated and then redeem all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s Institutional I Shares operating expenses are before waiver as estimated in the table and remain the same. Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years

Institutional I	$148	$459	$792	$1,735

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MTB EQUITY INCOME FUND

Goal

Current income and growth of capital.

Strategy

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The Fund seeks its investment goal by investing primarily in dividend-paying U.S. common stocks and other equity securities. Under normal circumstances, at least 80% of the value of the Fund’s net assets will be invested in dividend-paying equity securities. The Fund may, to a limited extent, purchase convertible and preferred stocks and investment grade fixed income securities. The Fund’s Advisor will build a broadly diversified portfolio of stocks of mid-size and large companies that have an above-average dividend yield relative to the broad stock market.

In selecting securities for the Fund, the Advisor purchases stocks of high-quality companies that have consistently paid dividends. In addition, the Advisor will generally invest in stocks of companies whose securities are attractively valued relative to comparable investments.

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Risks

All mutual funds take investment risks. Therefore, it is possible to lose money by investing in the Fund. The primary factors that may reduce the Fund’s returns include:

  Stock Market Risks. The value of equity securities in the Fund’s portfolio will fluctuate and, as a result, the Fund’s Share price may decline suddenly or over a sustained period of time.
  Risks Related to Investing for Value. Due to their low valuations, value stocks are typically less volatile than growth stocks. However, value stocks may lag behind growth stocks in an up market.
  Risk Related to Company Size. Because the smaller companies in which the Fund may invest may have unproven track records, a limited product or service base and limited access to capital, they may be more likely to fail than larger companies.

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Performance Information

Risk/Return Bar Chart

Performance Over 6 Years

Best Quarter
12.41%
(6/30/97)

Worst Quarter
(19.18)%
(9/30/02)

The bar chart shows the variability of the Fund’s Institutional I Shares total returns on a calendar year-end basis.

The Fund’s Institutional I Shares are sold without a sales charge (load). The total returns above are based on net asset value.

The Fund’s Institutional I Shares total return for the six-month period from January 1, 2003 to June 30, 2003 was 8.45%.

Average Annual Total Return Table

The following table represents the Fund’s Institutional I Shares Average Annual Total Returns for the calendar periods ended December 31, 2002. Return Before Taxes is shown. In addition, Return After Taxes is shown for the Fund’s Institutional I Shares to illustrate the effect of federal taxes on Fund returns. Actual after-tax returns depend on each investor’s personal tax situation, and are likely to differ from those shown. The table also shows returns for the Standard & Poor’s 500 Index (S&P 500), a broad-based market index, and the Lipper Equity Income Funds Classification (average). The S&P 500 is an unmanaged capitalization-weighted index of 500 stocks designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries. The Lipper Equity Income Funds Classification is a composite of mutual funds, designated by Lipper, Inc., with goals similar to the Fund’s goals. Total returns for the index shown do not reflect sales charges, expenses or other fees that the SEC requires to be reflected in the Fund’s performance. The index and average are unmanaged and it is not possible to invest directly in an index or average.

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(For the periods ended December 31, 2002)

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			Start of
Institutional I Shares	1 Year	5 Years	Performance*

Return Before Taxes	(18.97)%	(1.65)%	3.41%

Return After Taxes on Distributions**	(19.53)%	(3.17)%	1.45%

Return After Taxes on Distributions and
Sale of Fund Shares**	(11.61)%	(1.53)%	2.34%

S&P 500	(22.10)%	(0.58)%	4.00%

Lipper Equity Income Funds
Classification	(17.22)%	(0.27)%	3.93%

*	The Fund’s Institutional I Shares start of performance date was November 18, 1996.
**	After-tax returns are calculated using a standard set of assumptions. The stated returns assume the highest historical federal income and capital gains tax rates. Return After Taxes on Distributions assumes a continued investment in the Fund and shows the effect of taxes on Fund distributions. Return After Taxes on Distributions and Sale of Fund Shares assumes all shares were redeemed at the end of each measurement period, and shows the effect of any taxable gain (or offsetting loss) on redemption, as well as the effects of taxes on Fund distributions. These after-tax returns do not reflect the effect of any applicable state and local taxes. After-tax returns are not relevant to investors holding shares through tax-deferred programs, such as IRA or 401(k) plans.

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Past performance is no guarantee of future results. This information provides you with historical performance information so that you can analyze whether the Fund’s investment risks are balanced by its potential returns.

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold the Fund’s Institutional I Shares.

Shareholder Fees

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Institutional I

Fees Paid Directly From Your Investment	None

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Annual Fund Operating Expenses (Before Waivers)(1)

Expenses That are Deducted From Fund Assets (as a percentage of average net assets)

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Institutional I
Management Fee	0.70%
Distribution (12b-1) Fee	None
Shareholder Services Fee(2)	0.25%
Other Expenses	0.28%
Total Annual Fund Operating Expenses(3)	1.23%

(1)	Although not contractually obligated to do so, the shareholder services provider expects to waive certain amounts. These are shown below along with the net expenses the Fund expects to pay for the fiscal year ending April 30, 2004.
	Total Waiver of Fund Expenses	0.21%
	Total Actual Annual Fund Operating Expenses (after waivers)	1.02%
(2)	A portion of the shareholder services fee for the Fund’s Institutional I Shares is expected to be voluntarily waived. This anticipated voluntary waiver can be terminated at any time. The shareholder services fee paid by the Fund’s Institutional Shares I (after the anticipated voluntarily waiver) is expected to be 0.04% for the fiscal year ending April 30, 2004.
(3)	Total Annual Fund Operating Expenses have been restated to reflect current fees.

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Example

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This Example is intended to help you compare the cost of investing in the Fund’s Institutional I Shares with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund’s Institutional I Shares for the time periods indicated and then redeem all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s Institutional I Shares operating expenses are before waiver as shown in the table and remain the same. Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Institutional I	$125	$390	$676	$1,489

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MTB LARGE CAP VALUE FUND

Goal

To provide income. Capital appreciation is a secondary, non-fundamental investment consideration.

Strategy

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The Fund invests, under normal market conditions, at least 80% of the value of its net assets in a diversified portfolio of equity securities (primarily common stocks) of U.S. companies with market capitalizations at time of purchase greater than $3 billion. Equity securities include common and preferred stocks, as well as convertible securities. The Advisor uses a value-oriented approach to select those companies with unrecognized or undervalued assets. Such a value approach seeks companies whose stock prices do not appear to reflect their underlying value as measured by assets, earnings, cash flow, business franchises, or other quantitative or qualitative measurements.

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Risks

All mutual funds take investment risks. Therefore, it is possible to lose money by investing in the Fund. The primary factors that may reduce the Fund’s returns include:

  Stock Market Risks. The value of equity securities in the Fund’s portfolio will fluctuate and, as a result, the Fund’s Share price may decline suddenly or over a sustained period of time.
  Risks Related to Investing for Value. Due to their low valuations, value stocks are typically less volatile than growth stocks. However, value stocks may lag behind growth stocks in an up market.

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Performance Information

Risk/Return Bar Chart

Performance Over 5 Years

Best Quarter
18.26%
(12/31/98)

Worst Quarter
(21.47)%
(9/30/02)

The total returns shown above are for the Class A Shares, which is another class of shares offered by MTB Large Cap Value Fund. Class A Shares are not offered in this prospectus for the Fund’s Institutional I Shares. The total returns for Class A Shares are disclosed here because Institutional I Shares had not yet been publicly offered. These total returns would be substantially similar to the annual returns for Institutional I Shares over the same period and would differ only to the extent that the two classes do not have the same expenses. It is anticipated that the expenses of Institutional I Shares will not exceed those of the Class A Shares.

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The bar chart shows the variability of the Fund’s Class A Shares total returns on a calendar year-end basis.

The total returns displayed for the Fund’s Class A Shares do not reflect the payment of any sales charges or recurring shareholder account fees. If these charges or fees had been included, the returns shown would have been lower.

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The Fund’s Class A Shares total return for the six-month period from January 1, 2003 to June 30, 2003 was 15.54%.

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Average Annual Total Return Table

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The following table represents the Fund’s Class A Shares Average Annual Total Returns, reduced to reflect applicable sales charges, for the calendar periods ended December 31, 2002. Return Before Taxes is shown. In addition, Return After Taxes is shown for the Fund’s Class A Shares to illustrate the effect of federal taxes on Fund returns. Actual after-tax returns depend on each investor’s personal tax situation, and are likely to differ from those shown. The table also shows returns for the Standard & Poor’s 500/Barra Value Index (S&P 500/BV), a broad-based market index. The S&P 500/BV is constructed by sorting the S&P 500 based on its price-to-book ratios, with the low price-to-book companies forming the index. The S&P 500 is an unmanaged capitalization-weighted index of 500 stocks designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries. Total returns for the index shown do not reflect sales charges, expenses or other fees that the SEC requires to be reflected in the Fund’s performance. The index is unmanaged and it is not possible to invest directly in an index.

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(For the periods ended December 31, 2002)

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			Start of
Class A Shares	1 Year	5 Years	Performance*

Return Before Taxes	(29.11)%	(4.20)%	(3.09)%

Return After Taxes on Distributions**	(29.30)%	(5.06)%	(3.94)%

Return After Taxes on Distributions and
Sale of Fund Shares**	(17.86)%	(3.59)%	(2.73)%

S&P 500/BV	(20.85)%	(1.06)%	(0.55)%

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*	The Fund’s Class A Shares start of performance date was September 26, 1997.
**	After-tax returns are calculated using a standard set of assumptions. The stated returns assume the highest historical federal income and capital gains tax rates. Return After Taxes on Distributions assumes a continued investment in the Fund and shows the effect of taxes on Fund distributions. Return After Taxes on Distributions and Sale of Fund Shares assumes all shares were redeemed at the end of each measurement period, and shows the effect of any taxable gain (or offsetting loss) on redemption, as well as the effects of taxes on Fund distributions. These after-tax returns do not reflect the effect of any applicable state and local taxes. After-tax returns are not relevant to investors holding shares through tax-deferred programs, such as IRA or 401(k) plans.

Past performance is no guarantee of future results. This information provides you with historical performance information so that you can analyze whether the Fund’s investment risks are balanced by its potential returns.

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold Shares of the Fund’s Institutional I Shares.

Shareholder Fees

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Institutional I

Fees Paid Directly From Your Investment	None

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Annual Fund Operating Expenses (Before Waiver)(1)

Expenses That are Deducted From Fund Assets (as a percentage of average net assets)

Institutional I

Management Fee	0.70%

Distribution (12b-1) Fee	None

Shareholder Services Fee(2)	0.25%

Other Expenses	0.35%

Total Annual Fund Operating Expenses(3)	1.30%

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(1)	Although not contractually obligated to do so, the shareholder services provider expects to waive certain amounts. These are shown below along with the net expenses the Fund expects to pay for the fiscal year ending April 30, 2004.
	Total Waiver of Fund Expenses	0.14%
	Total Actual Annual Fund Operating Expenses (after waiver)	1.16%
(2)	A portion of the shareholder services fee for the Fund’s Institutional I Shares is expected to be voluntarily waived. This anticipated voluntary waiver can be terminated at any time. The shareholder services fee paid by the Fund’s Institutional I Shares (after the anticipated voluntary waiver) is expected to be 0.11% for the fiscal year ending April 30, 2004.
(3)	Total Annual Fund Operating Expenses have been restated to reflect current fees.

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Example

This Example is intended to help you compare the cost of investing in the Fund’s Institutional I Shares with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund’s Institutional I Shares for the time periods indicated and then redeem all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s Institutional I Shares operating expenses are before waiver as estimated in the table and remain the same. Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:

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	1 Year	3 Years	5 Years	10 Years
Institutional I	$132	$412	$713	$1,568

MTB EQUITY INDEX FUND

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Goal

Investment results that correspond to the performance of the Standard & Poor’s 500 Index (S&P 500).

Strategy

The Fund seeks its investment goal by investing in substantially all of the securities listed in the S&P 500, which is comprised of 500 selected securities (mostly common stocks). Under normal circumstances, the Fund invests at least 80% of the value of its net assets in equity securities of companies included in the S&P 500. The Fund is managed by utilizing a computer program that identifies which stocks should be purchased or sold in order to replicate, as closely as practicable, the composition of the S&P 500. The Fund will approximate the industry and sector weightings of the S&P 500 by matching the weightings of the stocks included in the S&P 500.

The Fund may, to a limited extent, invest in futures contracts, options, options on futures, and index participation contracts based on the S&P 500. The Fund will invest in these contracts and options to maintain sufficient liquidity to meet redemption requests, to increase the level of Fund assets devoted to replicating the composition of the S&P 500, and to reduce transaction costs.

Although the Fund will not replicate the performance of the S&P 500 precisely, it is anticipated that there will be a close correlation between the Fund’s performance and that of the S&P 500 in both rising and falling markets. The size and timing of cash flows and the level of expenses are the principal factors that contribute to the lack of precise correlation between the S&P 500 and the Fund. The Fund attempts to achieve a 95% or better correlation between the performance of the Fund and that of the S&P 500.

Risks

All mutual funds take investment risks. Therefore, it is possible to lose money by investing in the Fund. The primary factors that may reduce the Fund’s returns include:

  Stock Market Risks. The value of equity securities in the Fund’s portfolio will fluctuate and, as a result, the Fund’s Share price may decline suddenly or over a sustained period of time.
  Tracking Error Risk. Due to additional expenses borne by the Fund which are not borne by the Fund’s benchmark index, the Fund may not be able achieve its investment objective of accurately correlating to the S&P 500.

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Performance Information

Risk/Return Bar Chart

Performance Over 5 Years

Best Quarter
21.27%
(12/31/98)

Worst Quarter
 (17.13)%
(9/30/02)

The bar chart shows the variability of the Fund’s Institutional I Shares total returns on a calendar year-end basis.

The Fund’s Institutional I Shares are sold without a sales charge (load). The total returns above are based on net asset value.

The Fund’s Institutional I Shares total return for the six-month period from January 1, 2003 to June 30, 2003 was 11.26%.

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Average Annual Total Return Table

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The following table represents the Fund’s Institutional I Shares Average Annual Total Returns for the calendar periods ended December 31, 2002. Return Before Taxes is shown. In addition, Return After Taxes is shown for the Fund’s Institutional I Shares to illustrate the effect of federal taxes on Fund returns. Actual after-tax returns depend on each investor’s personal tax situation, and are likely to differ from those shown. The table also shows returns for the S&P 500, a broad-based market index, and the Lipper S&P 500 Index Objective (average). The S&P 500 is an unmanaged capitalization-weighted index of 500 stocks designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries. The Lipper S&P 500 Index Objective is a composite of mutual funds, designated by Lipper, Inc., with goals similar to the Fund’s goals. Total returns for the index shown do not reflect sales charges, expenses or other fees that the SEC requires to be reflected in the Fund’s performance. The index and average are unmanaged and it is not possible to invest directly in an index or average.

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(For the periods ended December 31, 2002)

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			Start of
Institutional I Shares	1 Year	5 Years	Performance*

Return Before Taxes	(21.93)%	(0.33)%	(0.05)%

Return After Taxes on Distributions**	(22.36)%	(1.76)%	(1.44)%

Return After Taxes on Distributions and
Sale of Fund Shares**	(13.45)%	(0.22)%	(0.01)%

S&P 500	(22.10)%	(0.58)%	(0.02)%

Lipper S&P 500 Index Objective	(23.12)%	(1.22)%	(0.53)%

*	The Fund’s Institutional I Shares start of performance date was October 1, 1997.
**	After-tax returns are calculated using a standard set of assumptions. The stated returns assume the highest historical federal income and capital gains tax rates. Return After Taxes on Distributions assumes a continued investment in the Fund and shows the effect of taxes on Fund distributions. Return After Taxes on Distributions and Sale of Fund Shares assumes all shares were redeemed at the end of each measurement period, and shows the effect of any taxable gain (or offsetting loss) on redemption, as well as the effects of taxes on Fund distributions. These after-tax returns do not reflect the effect of any applicable state and local taxes. After-tax returns are not relevant to investors holding shares through tax-deferred programs, such as IRA or 401(k) plans.

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Past performance is no guarantee of future results. This information provides you with historical performance information so that you can analyze whether the Fund’s investment risks are balanced by its potential returns.

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold the Fund’s Institutional I Shares.

Shareholder Fees

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Institutional I

Fees Paid Directly From Your Investment	None

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Annual Fund Operating Expenses (Before Waivers)(1)

Expenses That are Deducted From Fund Assets (as a percentage of average net assets)

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Institutional I

Management Fee(2)	0.20%

Distribution (12b-1) Fee	None

Shareholder Services Fee(3)	0.25%

Other Expenses	0.25%

Total Annual Fund Operating Expenses(4)	0.70%

(1)	Although not contractually obligated to do so, the advisor and shareholder services provider expect to waive certain amounts. These are shown below along with the net expenses the Fund expects to pay for the fiscal year ending April 30, 2004.
	Total Waiver of Fund Expenses	0.40%
	Total Actual Annual Fund Operating Expenses (After Waivers)	0.30%
(2)	The advisor expects to voluntarily waive a portion of the management fee. The advisor can terminate this anticipated voluntary waiver at any time. The management fee paid by the Fund (after anticipated voluntary waiver) is expected to be 0.05% for the fiscal year ending April 30, 2004.
(3)	A portion of the shareholder services fee for the Fund’s Institutional I Shares is expected to be voluntarily waived. This anticipated voluntary waiver can be terminated at any time. The shareholder services fee paid by the Fund’s Institutional Shares I (after the anticipated voluntarily waiver) is expected to be 0.00% for the fiscal year ending April 30, 2004.
(4)	Total Annual Fund Operating Expenses have been restated to reflect current fees.

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Example

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This Example is intended to help you compare the cost of investing in the Fund’s Institutional I Shares with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund’s Institutional I Shares for the time periods indicated and then redeem all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s Institutional I Shares operating expenses are before waiver as shown in the table and remain the same. Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5Years	10 Years
Institutional I	$72	$224	$390	$821

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MTB LARGE CAP STOCK FUND

Goal

Growth of principal.

Strategy

The Fund seeks its investment goal by investing primarily in a diversified portfolio of common stocks and other equity securities of U.S. issuers. Under normal circumstances, the Fund will invest at least 80% of the value of its net assets in equity securities (primarily common stocks) of companies with market capitalizations at time of purchase greater than $3 billion.

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In selecting investments for the Fund, the Advisor emphasizes stocks with higher-than-average sales growth, higher-than-average return on equity, above-average free cash flow, and return on invested capital that exceeds the cost of capital. The Advisor will also weigh corporate management’s ability to adjust to the dynamics of rapidly changing economic and business conditions. The Advisor’s investment approach is based on the conviction that, over the long term, broad-based economic growth will be reflected in the growth of the revenues and earnings of publicly held corporations.

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Risks

All mutual funds take investment risks. Therefore, it is possible to lose money by investing in the Fund. The primary factors that may reduce the Fund’s returns include:

  Stock Market Risks. The value of equity securities in the Fund’s portfolio will fluctuate and, as a result, the Fund’s Share price may decline suddenly or over a sustained period of time.
  Risks Related to Investing for Value. Due to their low valuations, value stocks are typically less volatile than growth stocks. However, value stocks may lag behind growth stocks in an up market.


Performance Information

Risk/Return Bar Chart

Performance Over 6 Years

Best Quarter
18.89%
(12/31/98)

Worst Quarter
(19.01)%
(9/30/02)

The bar chart shows the variability of the Fund’s Institutional I Shares total returns on a calendar year-end basis.

The Fund’s Institutional I Shares are sold without a sales charge (load). The total returns above are based on net asset value.

The Fund’s Institutional I Shares total return for the six-month period from January 1, 2003 to June 30, 2003 was 9.61%.

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Average Annual Total Return Table

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The following table represents the Fund’s Institutional I Shares Average Annual Total Returns for the calendar periods ended December 31, 2002. Return Before Taxes is shown. In addition, Return After Taxes is shown for the Fund’s Institutional I Shares to illustrate the effect of federal taxes on Fund returns. Actual after-tax returns depend on each investor’s personal tax situation, and are likely to differ from those shown. The table also shows returns for the S&P 500 and the Standard & Poor’s 500/Barra Value Index (S&P 500/BV), broad-based market indexes, and the Lipper Large Cap Value Funds Classification (average). The S&P 500 is an unmanaged capitalization-weighted index of 500 stocks designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries. The S&P 500/BV is a market capitalization-weighted index of the stocks in the S&P 500 having the lowest price-to-book ratios. The index consists of approximately half of the S&P 500 on a market capitalization basis. The Lipper Large Cap Value Funds Classification is a composite of mutual funds, designated by Lipper, Inc., with goals similar to the Fund’s goals. Total returns for the indexes shown do not reflect sales charges, expenses or other fees that the SEC requires to be reflected in the Fund’s performance. The indexes and average are unmanaged and it is not possible to invest directly in an index or average.

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(For the periods ended December 31, 2002)

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			Start of
Institutional I Shares	1 Year	5 Years	Performance*

Return Before Taxes	(24.67)%	(1.23)%	5.08%

Return After Taxes on Distributions**	(25.12)%	(3.39)%	2.54%

Return After Taxes on Distributions and
Sale of Fund Shares**	(14.89)%	(0.81)%	3.87%

S&P 500	(22.10)%	(0.58)%	6.30%

S&P 500/BV	(20.85)%	(0.85)%	5.12%

Lipper Large Cap Value
Funds Classification	(20.92)%	(1.36)%	4.82%

* The Fund’s Institutional I Shares start of performance date was April 1, 1996. Performance presented prior to March 30, 1998 reflects the performance of the Marketvest Equity Fund Shares, which were offered beginning April 1, 1996. The assets of the Marketvest fund were reorganized into the Fund in 1998 following the acquisition by Allfirst Financial Inc. of Dauphin Deposit Corporation.

** After-tax returns are calculated using a standard set of assumptions. The stated returns assume the highest historical federal income and capital gains tax rates. Return After Taxes on Distributions assumes a continued investment in the Fund and shows the effect of taxes on Fund distributions. Return After Taxes on Distributions and Sale of Fund Shares assumes all shares were redeemed at the end of each measurement period, and shows the effect of any taxable gain (or offsetting loss) on redemption, as well as the effects of taxes on Fund distributions. These after-tax returns do not reflect the effect of any applicable state and local taxes. After-tax returns are not relevant to investors holding shares through tax-deferred programs, such as IRA or 401(k) plans.

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Past performance is no guarantee of future results. This information provides you with historical performance information so that you can analyze whether the Fund’s investment risks are balanced by its potential returns.

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold Shares of the Fund’s Institutional I Shares.

Shareholder Fees

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Institutional I

Fees Paid Directly From Your Investment	None

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Annual Fund Operating Expenses (Before Waiver)(1)

Expenses That are Deducted From Fund Assets (as a percentage of average net assets)

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Institutional I

Management Fee	0.85%

Distribution (12b-1) Fee	None

Shareholder Services Fee(2)	0.25%

Other Expenses	0.19%

Total Annual Fund Operating Expenses(3)	1.29%

(1)	Although not contractually obligated to do so, the shareholder services provider expects to waive certain amounts. These are shown below along with the net expenses the Fund expects to pay for the fiscal year ending April 30, 2004.
	Total Waiver of Fund Expenses	0.19%
	Total Actual Annual Fund Operating Expenses (after waiver)	1.10%
(2)	A portion of the shareholder services fee for the Fund’s Institutional I Shares is expected to be voluntarily waived. This anticipated voluntary waiver can be terminated at any time. The shareholder services fee paid by the Fund’s Institutional I Shares (after the anticipated voluntary waiver) is expected to be 0.06% for the fiscal year ending April 30, 2004.
(3)	Total Annual Fund Operating Expenses have been restated to reflect current fees.

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Example

This Example is intended to help you compare the cost of investing in the Fund’s Institutional I Shares with the cost of investing in other mutual funds.

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The Example assumes that you invest $10,000 in the Fund’s Institutional I Shares for the time periods indicated and then redeem all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s Institutional I Shares operating expenses are before waiver as estimated in the table and remain the same. Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Institutional I	$131	$409	$708	$1,556

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MTB LARGE CAP GROWTH FUND

Goal

To provide capital appreciation.

Strategy

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The Fund invests, under normal market conditions, at least 80% of the value of its net assets in a diversified portfolio of equity securities (primarily common stocks) of companies with market capitalizations at time of purchase greater than $3 billion. Equity securities include common and preferred stocks as well as convertible securities. Montag & Caldwell, Inc. (Montag & Caldwell), the Fund’s sub-advisor, uses a bottom-up approach to selecting growth-oriented stocks. The Fund seeks to invest in high-quality, well-established large cap companies that:

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  have a strong history of earnings growth;
  are attractively priced, relative to the company’s potential for above-average, long-term earnings and revenue growth;
  have strong balance sheets;
  have a sustainable competitive advantage; and
  are currently, or have the potential to become industry leaders.

Risks

All mutual funds take investment risks. Therefore, it is possible to lose money by investing in the Fund. The primary factors that may reduce the Fund’s returns include:

  Stock Market Risks. The value of equity securities in the Fund’s portfolio will fluctuate and, as a result, the Fund’s Share price may decline suddenly or over a sustained period of time.
  Risk Related to Investing for Growth. The growth stocks in which the Fund invests are typically more volatile than value stocks and may depend more on price changes than dividends for return.

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Performance Information

Risk/Return Bar Chart

Performance Over 2 Years

Best Quarter
10.41%
(12/31/01)

Worst Quarter
 (15.30)%
(3/31/01)

The total returns shown above are for the Class A Shares, which is another class of shares offered by MTB Large Cap Growth Fund. Class A Shares are not offered in this prospectus for the Fund’s Institutional I Shares. The total returns for Class A Shares are disclosed here because Institutional I Shares had not yet been publicly offered. These total returns would be substantially similar to the annual returns for Institutional I Shares over the same period and would differ only to the extent that the two classes do not have the same expenses. It is anticipated that the expenses of Institutional I Shares will not exceed those of the Class A Shares.

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The bar chart shows the variability of the Fund’s Class A Shares total returns on a calendar year-end basis.

The total returns displayed for the Fund’s Class A Shares do not reflect the payment of any sales charges or recurring shareholder account fees. If these charges or fees had been included, the returns shown would have been lower.

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The Fund’s Class A Shares total return for the six-month period from January 1, 2003 to June 30, 2003 was 8.27%.

Average Annual Total Return Table

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The following table represents the Fund’s Class A Shares Average Annual Total Returns, reduced to reflect applicable sales charges, for the calendar periods ended December 31, 2002. Return Before Taxes is shown. In addition, Return After Taxes is shown for the Fund’s Class A Shares to illustrate the effect of federal taxes on Fund returns. Actual after-tax returns depend on each investor’s personal tax situation, and are likely to differ from those shown. The table also shows returns for the Standard & Poor’s 500 Index (S&P 500), the Russell 1000 Index and the Standard & Poor’s 500/Barra Growth Index (S&P 500/BG), broad-based market indexes. The S&P 500 is an unmanaged capitalization-weighted index of 500 stocks designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries. The Russell 1000 Index measures the performance of the 1,000 largest companies in the Russell 3000 Index, which represents approximately 90% of the total market capitalization of the Russell 3000 Index. The S&P 500/BG is an unmanaged capitalization-weighted index of stocks in the S&P 500 having the highest price-to-book ratios. The S&P 500/BG consists of approximately half of the S&P 500 on a market capitalization basis. Total returns for the indexes shown do not reflect sales charges, expenses or other fees that the SEC requires to be reflected in the Fund’s performance. The indexes are unmanaged and it is not possible to invest directly in an index.

(For the periods ended December 31, 2002)

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		Start of
Class A Shares	1 Year	Performance*

Return Before Taxes	(27.73)%	(16.43)%

Return After Taxes on Distributions**	(27.73)%	(16.44)%

Return After Taxes on Distributions and
Sale of Fund Shares**	(17.03)%	(12.70)%

S&P 500	(22.10)%	(15.41)%

Russell 1000 Index	(21.65)%	(15.51)%

S&P 500/BG	(23.58)%	(21.43)%

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*	The Fund’s Class A Shares start of performance date was March 20, 2000.
**	After-tax returns are calculated using a standard set of assumptions. The stated returns assume the highest historical federal income and capital gains tax rates. Return After Taxes on Distributions assumes a continued investment in the Fund and shows the effect of taxes on Fund distributions. Return After Taxes on Distributions and Sale of Fund Shares assumes all shares were redeemed at the end of each measurement period, and shows the effect of any taxable gain (or offsetting loss) on redemption, as well as the effects of taxes on Fund distributions. These after-tax returns do not reflect the effect of any applicable state and local taxes. After-tax returns are not relevant to investors holding shares through tax-deferred programs, such as IRA or 401(k) plans.

Past performance is no guarantee of future results. This information provides you with historical performance information so that you can analyze whether the Fund’s investment risks are balanced by its potential returns.

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold the Fund’s Institutional I Shares.

Shareholder Fees

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Institutional I

Fees Paid Directly From Your Investment	None

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Annual Fund Operating Expenses (Before Waivers)(1)

Expenses That are Deducted From Fund Assets (as a percentage of average net assets)

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Institutional I

Management Fee(2)	0.85%

Distribution (12b-1) Fee	None

Shareholder Services Fee(3)	0.25%

Other Expenses	0.51%

Total Annual Fund Operating Expenses(4)	1.61%

(1)	Although not contractually obligated to do so, the advisor and shareholder services provider expect to waive certain amounts. These are shown below along with the net expenses the Fund expects to pay for the fiscal year ending April 30, 2004.
	Total Waiver of Fund Expenses	0.30%
	Total Actual Annual Fund Operating Expenses (after waivers)	1.31%
(2)	The advisor expects to voluntarily waive a portion of the management fee. The advisor can terminate this anticipated voluntary waiver at any time. The management fee paid by the Fund (after the anticipated voluntary waiver) is expected to be 0.69% for the fiscal year ending April 30, 2004.
(3)	A portion of the shareholder services fee for the Fund’s Institutional I Shares is expected to be voluntarily waived. This anticipated voluntary waiver can be terminated at any time. The shareholder services fee paid by the Fund’s Institutional I Shares (after the anticipated voluntarily waiver) is expected to be 0.11% for the fiscal year ending April 30, 2004.
(4)	Total Annual Fund Operating Expenses have been restated to reflect current fees.

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Example

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This Example is intended to help you compare the cost of investing in the Fund’s Institutional I Shares with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund’s Institutional I Shares for the time periods indicated and then redeem all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s Institutional I Shares operating expenses are before waivers as shown in the table and remain the same. Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Institutional I	$164	$508	$876	$1,911

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MTB MULTI CAP GROWTH FUND

Goal

Long-term capital appreciation.

Strategy

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The Fund seeks its investment goal by investing, under normal market conditions, at least 80% of the value of its assets in common stocks and securities convertible into common stocks of small- and mid-size companies with market capitalizations at time of purchase of $15 billion or less. The Fund’s Advisor will build a broadly diversified portfolio of stocks with above-average capital growth potential.

In selecting securities for the Fund, the Advisor purchases securities of well-known, established companies, and considers each company’s current financial strength, as well as its revenue and earnings growth and the valuation of its stock.

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Risks

All mutual funds take investment risks. Therefore, it is possible to lose money by investing in the Fund. The primary factors that may reduce the Fund’s returns include:

  Stock Market Risks. The value of equity securities in the Fund’s portfolio will fluctuate and, as a result, the Fund’s Share price may decline suddenly or over a sustained period of time.
  Risk Related to Investing for Growth. The growth stocks in which the Fund invests are typically more volatile than value stocks and may depend more on price changes than dividends for return.
  Risk Related to Company Size. Because the smaller companies in which the Fund may invest may have unproven track records, a limited product or service base and limited access to capital, they may be more likely to fail than larger companies.
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Performance Information

Risk/Return Bar Chart

Performance Over 9 Years

Best Quarter
35.07%
(12/31/98)

Worst Quarter
(22.79)%
(9/30/01)

The bar chart shows the variability of the Fund’s Institutional I Shares total returns on a calendar year-end basis.

The Fund’s Institutional I Shares are sold without a sales charge (load). The total returns above are based on net asset value.

The Fund’s Institutional I Shares total return for the six-month period from January 1, 2003 to June 30, 2003 was 15.14%.

Average Annual Total Return Table

The following table represents the Fund’s Institutional I Shares Average Annual Total Returns, for the calendar periods ended December 31, 2002. Return Before Taxes is shown. In addition, Return After Taxes is shown for the Fund’s Institutional I Shares to illustrate the effect of federal taxes on Fund returns. Actual after-tax returns depend on each investor’s personal tax situation, and are likely to differ from those shown. The table also shows returns for the Standard & Poor’s 500 Index (S&P 500) and the Russell 2000 Growth Index, broad-based market indexes, and the Lipper Multi Cap Growth Funds Classification (average). The S&P 500 is an unmanaged capitalization-weighted index of 500 stocks designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries. The Russell 2000 Growth Index measures the performance of those Russell 2000 companies with higher price-to-book ratios and higher forecasted growth values. The Lipper Multi Cap Growth Funds Classification is a composite of mutual funds, designated by Lipper, Inc., with goals similar to the Fund’s goals. Total returns for the indexes shown do not reflect sales charges, expenses or other fees that the SEC requires to be reflected in the Fund’s performance. The indexes and average are unmanaged and it is not possible to invest directly in an index or average.

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(For the periods ended December 31, 2002)

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			Start of
Institutional I Shares	1 Year	5 Years	Performance*

Return Before Taxes	(33.54)%	0.84%	7.18%

Return After Taxes on Distributions**	(33.54)%	(0.18)%	5.07%

Return After Taxes on Distributions and
Sale of Fund Shares**	(20.59)%	0.88%	5.25%

S&P 500	(22.10)%	(0.58)%	9.43%

Russell 2000 Growth Index	(27.88)%	(3.84)%	7.61%

Lipper Multi Cap Growth
Funds Classification	(30.42)%	(2.69)%	6.72%

*	The Fund’s Institutional I Shares start of performance date was July 16, 1993.
**	After-tax returns are calculated using a standard set of assumptions. The stated returns assume the highest historical federal income and capital gains tax rates. Return After Taxes on Distributions assumes a continued investment in the Fund and shows the effect of taxes on Fund distributions. Return After Taxes on Distributions and Sale of Fund Shares assumes all shares were redeemed at the end of each measurement period, and shows the effect of any taxable gain (or offsetting loss) on redemption, as well as the effects of taxes on Fund distributions. These after-tax returns do not reflect the effect of any applicable state and local taxes. After-tax returns are not relevant to investors holding shares through tax-deferred programs, such as IRA or 401(k) plans.

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Past performance is no guarantee of future results. This information provides you with historical performance information so that you can analyze whether the Fund’s investment risks are balanced by its potential returns.

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold Shares of the Fund’s Institutional I Shares.

Shareholder Fees

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Institutional I

Fees Paid Directly From Your Investment	None

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Annual Fund Operating Expenses (Before Waiver)(1)

Expenses That are Deducted From Fund Assets (as a percentage of average net assets)

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Institutional I

Management Fee	0.70%

Distribution (12b-1) Fee	None

Shareholder Services Fee(2)	0.25%

Other Expenses	0.21%

Total Annual Fund Operating Expenses(3)	1.16%

(1)	Although not contractually obligated to do so, the shareholder services provider expects to waive certain amounts. These are shown below along with the net expenses the Fund expects to pay for the fiscal year ending April 30, 2004.
	Total Waiver of Fund Expenses	0.13%
	Total Actual Annual Fund Operating Expenses (after waiver)	1.03%
(2)	A portion of the shareholder services fee for the Fund’s Institutional I Shares is expected to be voluntarily waived. This anticipated voluntary waiver can be terminated at any time. The shareholder services fee paid by the Fund’s Institutional I Shares (after the anticipated voluntary waiver) is expected to be 0.12% for the fiscal year ending April 30, 2004.
(3)	Total Annual Fund Operating Expenses have been restated to reflect current fees.

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Example

This Example is intended to help you compare the cost of investing in the Fund’s Institutional I Shares with the cost of investing in other mutual funds.

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The Example assumes that you invest $10,000 in the Fund’s Institutional I Shares for the time periods indicated and then redeem all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s Institutional I Shares operating expenses are before waiver as estimated in the table and remain the same. Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Institutional I	$118	$368	$638	$1,409

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MTB MID CAP STOCK FUND

Goal

To provide total return. The Fund’s total return will consist of two components: (1) changes in the market value of its portfolio securities (both realized and unrealized appreciation); and (2) income received from its portfolio securities. The Fund expects that capital appreciation will comprise the largest component of its total return.

Strategy

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The Fund pursues its goal by investing, under normal market conditions, at least 80% of the value of its net assets in a diversified portfolio of equity securities (primarily common stocks) of mid-cap companies with market capitalizations at time of purchase of $1 billion to $15 billion. Equity securities include common and preferred stocks as well as convertible securities. Independence Investment LLC (Independence), the Fund’s sub-advisor, will select stocks based upon both their relative value and potential for growth. The Fund’s total return will result mostly from capital appreciation rather than income.

MTB Mid Cap Stock Fund commenced operations on October 15, 1999, when it acquired both VISION Growth and Income Fund and VISION Capital Appreciation Fund (the “Acquired Funds”) in a reorganization. In order to comply with comments made by the staff of the SEC, Mid Cap Stock Fund had to become an “accounting survivor” of one of the Acquired Funds, despite the differences in the investment objective, strategies, policies and expenses of the Acquired Funds, and the fact that Mid Cap Stock Fund’s sub-advisor never managed, or provided any investment advice to, the Acquired Funds. Accordingly, the following financial and performance information presented for Mid Cap Stock Fund in reality reflects the historical operations of VISION Growth and Income Fund for all periods prior to October 15, 1999. This past performance does not necessarily predict future performance of Mid Cap Stock Fund and should be evaluated in light of the Fund’s organization and the differences noted above.

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Risks

All mutual funds take investment risks. Therefore, it is possible to lose money by investing in the Fund. The primary factors that may reduce the Fund’s returns include:

  Stock Market Risks. The value of equity securities in the Fund’s portfolio will fluctuate and, as a result, the Fund’s Share price may decline suddenly or over a sustained period of time.
  Risk Related to Investing for Growth. The growth stocks in which the Fund invests are typically more volatile than value stocks and may depend more on price changes than dividends for return.
  Risks Related to Investing for Value. Due to their low valuations, value stocks are typically less volatile than growth stocks. However, value stocks may lag behind growth stocks in an up market.
  Risk Related to Company Size. Because the smaller companies in which the Fund may invest may have unproven track records, a limited product or service base and limited access to capital, they may be more likely to fail than larger companies.

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Performance Information

Risk/Return Bar Chart

Performance Over 9 Years

Best Quarter
27.55%
(6/30/99)

Worst Quarter
(25.98)%
(9/30/98)

The total returns shown above are for the Class A Shares, which is another class of shares offered by MTB Mid Cap Stock Fund. Class A Shares are not offered in this prospectus for the Fund’s Institutional I Shares. The total returns for Class A Shares are disclosed here because Institutional I Shares had not yet been publicly offered. These total returns would be substantially similar to the annual returns for Institutional I Shares over the same period and would differ only to the extent that the two classes do not have the same expenses. It is anticipated that the expenses of Institutional I Shares will not exceed those of the Class A Shares.

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The bar chart shows the variability of the Fund’s Class A Shares total returns on a calendar year-end basis.

The total returns displayed for the Fund’s Class A Shares do not reflect the payment of any sales charges or recurring shareholder account fees. If these charges or fees had been included, the returns shown would have been lower.

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The Fund’s Class A Shares total return for the six-month period from January 1, 2003 to June 30, 2003 was 6.97%.

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Average Annual Total Return Table

The following table represents the Fund’s Class A Shares Average Annual Total Returns, reduced to reflect applicable sales charges, for the calendar periods ended December 31, 2002. Return Before Taxes is shown. In addition, Return After Taxes is shown for the Fund’s Class A Shares to illustrate the effect of federal taxes on Fund returns. Actual after-tax returns depend on each investor’s personal tax situation, and are likely to differ from those shown. The table also shows returns for the Standard & Poor’s Mid Cap 400 Index (S&P Mid Cap 400) and the Russell Mid Cap Index (RMC), broad-based market indexes. The S&P Mid Cap 400 is a capitalization-weighted index that measures the performance of common stocks in the mid-range of the U.S. stock market. The RMC measures the performance of the 800 smallest companies in the Russell 1000 Index, which represent approximately 25% of the total market capitalization of the Russell 1000 Index. Total returns for the indexes shown do not reflect sales charges, expenses or other fees that the SEC requires to be reflected in the Fund’s performance. The indexes are unmanaged and it is not possible to invest directly in an index.

(For the periods ended December 31, 2002)

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			Start of
Class A Shares	1 Year	5 Years	Performance*

Return Before Taxes	(18.66)%	(1.18)%	7.56%

Return After Taxes on Distributions**	(18.66)%	(2.55)%	5.68%

Return After Taxes on Distributions and
Sale of Fund Shares**	(11.46)%	(1.32)%	5.62%

S&P Mid Cap 400	(14.50)%	6.42%	12.15%

RMC	(16.19)%	2.19%	9.49%

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*	The Fund’s Class A Shares start of performance date was November 29, 1993.
**	After-tax returns are calculated using a standard set of assumptions. The stated returns assume the highest historical federal income and capital gains tax rates. Return After Taxes on Distributions assumes a continued investment in the Fund and shows the effect of taxes on Fund distributions. Return After Taxes on Distributions and Sale of Fund Shares assumes all shares were redeemed at the end of each measurement period, and shows the effect of any taxable gain (or offsetting loss) on redemption, as well as the effects of taxes on Fund distributions. These after-tax returns do not reflect the effect of any applicable state and local taxes. After-tax returns are not relevant to investors holding shares through tax-deferred programs, such as IRA or 401(k) plans.

Past performance is no guarantee of future results. This information provides you with historical performance information so that you can analyze whether the Fund’s investment risks are balanced by its potential returns.

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold the Fund’s Institutional I Shares.

Shareholder Fees

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Institutional I

Fees Paid Directly From Your Investment	None

Annual Fund Operating Expenses (Before Waiver)(1)

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Expenses That are Deducted From Fund Assets (as a percentage of average net assets)

Institutional I

Management Fee	0.85%

Distribution (12b-1) Fee	None

Shareholder Services Fee(2)	0.25%

Other Expenses	0.29%

Total Annual Fund Operating Expenses(3)	1.39%

(1)	Although not contractually obligated to do so, the shareholder services provider expects to waive certain amounts. These are shown below along with the net expenses the Fund expects to pay for the fiscal year ending April 30, 2004.
	Total Waiver of Fund Expenses	0.14%
	Total Actual Annual Fund Operating Expenses (after waiver)	1.25%
(2)	A portion of the shareholder services fee for the Fund’s Institutional I Shares is expected to be voluntarily waived. This anticipated voluntary waiver can be terminated at any time. The shareholder services fee paid by the Fund’s Institutional I Shares (after the anticipated voluntarily waiver) is expected to be 0.11% for the fiscal year ending April 30, 2004.
(3)	Total Annual Fund Operating Expenses have been restated to reflect current fees.

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Example

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This Example is intended to help you compare the cost of investing in the Fund’s Institutional I Shares with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund’s Institutional I Shares for the time periods indicated and then redeem all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s Institutional I Shares operating expenses are before waivers as shown in the table and remain the same. Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years

Institutional I	$142	$440	$761	$1,669

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MTB MID CAP GROWTH FUND

Goal

Long-term capital appreciation.

Strategy

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The Fund seeks its investment goal by investing primarily in common stocks and other equity securities of U.S. issuers. Under normal circumstances, the Fund invests at least 80% of the value of its net assets in equity securities of mid-cap companies with market capitalizations at time of purchase of $1 billion to $15 billion. The Fund’s Advisor chooses stocks of mid-cap companies that have significant growth potential.

In selecting securities for the Fund, the Advisor purchases securities of companies that have not reached full maturity, but that have above-average sales and earnings growth. The Advisor may invest up to 20% of its net assets in medium-sized companies with relatively low or unrecognized market valuations.

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Risks

All mutual funds take investment risks. Therefore, it is possible to lose money by investing in the Fund. The primary factors that may reduce the Fund’s returns include:

  Stock Market Risks. The value of equity securities in the Fund’s portfolio will fluctuate and, as a result, the Fund’s Share price may decline suddenly or over a sustained period of time.
  Risk Related to Investing for Growth. The growth stocks in which the Fund invests are typically more volatile than value stocks and may depend more on price changes than dividends for return.
  Risk Related to Company Size. Because the smaller companies in which the Fund may invest may have unproven track records, a limited product or service base and limited access to capital, they may be more likely to fail than larger companies.

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Performance Information

Risk/Return Bar Chart

Performance Over 6 Years

Best Quarter
30.57%
(12/31/98)

Worst Quarter
(15.87)%
(9/30/01)

The bar chart shows the variability of the Fund’s Institutional I Shares total returns on a calendar year-end basis.

The Fund’s Institutional I Shares are sold without a sales charge (load). The total returns above are based on net asset value.

The Fund’s Institutional I Shares total return for the six-month period from January 1, 2003 to June 30, 2003 was 13.29%.

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Average Annual Total Return Table

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The following table represents the Fund’s Institutional I Shares Average Annual Total Returns, for the calendar periods ended December 31, 2002. Return Before Taxes is shown. In addition, Return After Taxes is shown for the Fund’s Institutional I Shares to illustrate the effect of federal taxes on Fund returns. Actual after-tax returns depend on each investor’s personal tax situation, and are likely to differ from those shown. The table also shows returns for the Standard & Poor’s Mid Cap 400 Index (S&P Mid Cap 400) and the Standard & Poor’s Mid Cap 400/Barra Growth Index (S&P Mid Cap 400/BG), broad-based market indexes, and the Lipper Mid Cap Growth Funds Classification (average). The S&P Mid Cap 400 is a capitalization-weighted index that measures the performance of common stocks in the mid-range of the U.S. stock market. The S&P Mid Cap 400/BG is a market capitalization-weighted index of the stocks in the S&P Mid Cap 400 having the highest price to book ratios. Lipper Mid Cap Growth Funds Classification is a composite of mutual funds, designated by Lipper, Inc., with goals similar to the Fund’s goals. Total returns for the index shown do not reflect sales charges, expenses or other fees that the SEC requires to be reflected in the Fund’s performance. The index and average are unmanaged and it is not possible to invest directly in an index or average.

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(For the periods ended December 31, 2002)

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			Start of
Institutional I Shares	1 Year	5 Years	Performance*

Return Before Taxes	(20.99)%	3.93%	8.06%

Return After Taxes on Distributions**	(21.01)%	2.01%	6.06%

Return After Taxes on Distributions and
Sale of Fund Shares**	(12.89)%	3.12%	6.42%

S&P Mid Cap 400	(14.51)%	6.40%	10.20%

S&P Mid Cap 400/BG	(19.17)%	7.07%	11.15%

Lipper Mid Cap Growth Funds
Classification	(29.02)%	(2.18)%	0.23%

*	The Fund’s Institutional I Shares start of performance date was November 18, 1996.
**	After-tax returns are calculated using a standard set of assumptions. The stated returns assume the highest historical federal income and capital gains tax rates. Return After Taxes on Distributions assumes a continued investment in the Fund and shows the effect of taxes on Fund distributions. Return After Taxes on Distributions and Sale of Fund Shares assumes all shares were redeemed at the end of each measurement period, and shows the effect of any taxable gain (or offsetting loss) on redemption, as well as the effects of taxes on Fund distributions. These after-tax returns do not reflect the effect of any applicable state and local taxes. After-tax returns are not relevant to investors holding shares through tax-deferred programs, such as IRA or 401(k) plans.

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Past performance is no guarantee of future results. This information provides you with historical performance information so that you can analyze whether the Fund’s investment risks are balanced by its potential returns.

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold the Fund’s Institutional I Shares.

Shareholder Fees

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Institutional I

Fees Paid Directly From Your Investment	None

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Annual Fund Operating Expenses (Before Waivers)(1)

Expenses That are Deducted From Fund Assets (as a percentage of average net assets)

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Institutional I

Management Fee(2)	0.85%

Distribution (12b-1) Fee	None

Shareholder Services Fee(3)	0.25%

Other Expenses	0.31%

Total Annual Fund Operating Expenses(4)	1.41%

(1)	Although not contractually obligated to do so, the advisor and shareholder services provider expect to waive certain amounts. These are shown below along with the net expenses the Fund expects to pay for the fiscal year ending April 30, 2004.
	Total Waiver of Fund Expenses	0.28%
	Total Actual Annual Fund Operating Expenses (after waivers)	1.13%
(2)	The advisor expects to voluntary waive a portion of the management fee. The advisor can terminate this anticipated voluntary waiver at any time. The management fee paid by the Fund (after anticipated voluntary waiver) is expected to be 0.80% for the fiscal year ending April 30, 2004.
(3)	A portion of the shareholder services fee for the Fund’s Institutional I Shares is expected to be voluntarily waived. This anticipated voluntary waiver can be terminated at any time. The shareholder services fee paid by the Fund’s Institutional I Shares (after the anticipated voluntarily waiver) is expected to be 0.02% for the fiscal year ending April 30, 2004.
(4)	Total Annual Fund Operating Expenses have been restated to reflect current fees.

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Example

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This Example is intended to help you compare the cost of investing in the Fund’s Institutional I Shares with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund’s Institutional I Shares for the time periods indicated and then redeem all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s Institutional I Shares operating expenses are before waivers as shown in the table and remain the same. Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Institutional I	$144	$446	$771	$1,691

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MTB SMALL CAP STOCK FUND

Goal

To seek growth of capital.

Strategy

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The Fund will invest substantially all, but under normal circumstances not less than 80%, of the value of its net assets in a diversified portfolio of equity securities (primarily common stocks) of companies with market capitalizations at time of purchase under $2 billion. Equity securities include common and preferred stocks as well as convertible securities. Stocks purchased by the Fund generally will be traded on established U.S. markets and exchanges. The Advisor utilizes a blended style of investing by allocating and reallocating, for investment management purposes, varying portions of the portfolio between the Fund’s sub-advisors, LSV Asset Management (LSV) (with respect to the value style portion of the portfolio, where LSV looks for companies with relatively low or unrecognized valuations) and Mazama Capital Management, Inc. (Mazama) (with respect to the growth style portion of the portfolio, where Mazama looks for companies which have above-average sales earnings growth).

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Risks

All mutual funds take investment risks. Therefore, it is possible to lose money by investing in the Fund. The primary factors that may reduce the Fund’s returns include:

  Stock Market Risks. The value of equity securities in the Fund’s portfolio will fluctuate and, as a result, the Fund’s Share price may decline suddenly or over a sustained period of time.
  Risk Related to Investing for Growth. The growth stocks in which the Fund invests are typically more volatile than value stocks and may depend more on price changes than dividends for return.
  Risks Related to Investing for Value. Due to their low valuations, value stocks are typically less volatile than growth stocks. However, value stocks may lag behind growth stocks in an up market.
  Risk Related to Company Size. Because the smaller companies in which the Fund may invest may have unproven track records, a limited product or service base and limited access to capital, they may be more likely to fail than larger companies.

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Performance Information

Risk/Return Bar Chart

Performance Over 8 Years

Best Quarter
21.72%
(12/31/01)

Worst Quarter
(17.12)%
(9/30/02)

The total returns shown above are for the Class A Shares, which is another class of shares offered by MTB Small Cap Stock Fund. Class A Shares are not offered in this prospectus for the Fund’s Institutional I Shares. The total returns for Class A Shares are disclosed here because Institutional I Shares had not yet been publicly offered. These total returns would be substantially similar to the annual returns for Institutional I Shares over the same period and would differ only to the extent that the two classes do not have the same expenses. It is anticipated that the expenses of Institutional I Shares will not exceed those of the Class A Shares.

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The bar chart shows the variability of the Fund’s Class A Shares total returns on a calendar year-end basis.

The total returns displayed for the Fund’s Class A Shares do not reflect the payment of any sales charges or recurring shareholder account fees. If these charges or fees had been included, the returns shown would have been lower.

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The Fund’s Class A Shares total return for the six-month period from January 1, 2003 to June 30, 2003 was 23.41%.

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Average Annual Total Return Table

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The following table represents the Fund’s Class A Shares Average Annual Total Returns, reduced to reflect applicable sales charges, for the calendar periods ended December 31, 2002. Return Before Taxes is shown for the Fund’s Class A Shares. In addition, Return After Taxes is shown for the Fund’s Class A Shares to illustrate the effect of federal taxes on Fund returns. Actual after-tax returns depend on each investor’s personal tax situation, and are likely to differ from those shown. The table also shows returns for the Russell 2000 Index, a broad-based market index. The Russell 2000 Index is an unmanaged index of the 2,000 smallest companies in the Russell 3000 Index, which measures the performance of the 3,000 largest U.S. companies based on market capitalization. Total returns for the index shown do not reflect sales charges, expenses or other fees that the SEC requires to be reflected in the Fund’s performance. The index is unmanaged and it is not possible to invest directly in an index. The information presented above, for the periods prior to January 8, 2001, is the historical information for the Governor Aggressive Growth Fund. The quoted performance of Small Cap Stock Fund includes performance of certain predecessor collective trust funds (“commingled”) accounts, for the periods dating from July 1, 1994 through MTB Small Cap Stock Fund’s commencement of operations on February 3, 1997, as adjusted to reflect the expenses associated with the Fund. The commingled accounts were not registered with the SEC and, therefore, were not subject to investment restrictions imposed by law on registered mutual funds. If the commingled accounts had been registered, the commingled accounts’ performance may have been adversely affected.

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(For the periods ended December 31, 2002)

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Class A Shares	1 Year	5 Years	Since Inception*

Return Before Taxes	(22.63)%	0.49%	7.95%

Return After Taxes on Distributions**	(26.47)%	(2.92)%	5.71%

Return After Taxes on Distributions and
Sales of Fund Shares**	(10.86)%	(0.72)%	5.88%

Russell 2000 Index	(20.48)%	(1.36)%	7.08%

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*	The Fund’s Class A Shares start of performance date was July 1, 1994.
**	After-tax returns are calculated using a standard set of assumptions. The stated returns assume the highest historical federal income and capital gains tax rates. Return After Taxes on Distributions assumes a continued investment in the Fund and shows the effect of taxes on Fund distributions. Return After Taxes on Distributions and Sale of Fund Shares assumes all shares were redeemed at the end of each measurement period, and shows the effect of any taxable gain (or offsetting loss) on redemption, as well as the effects of taxes on Fund distributions. These after tax returns do not reflect the effect of any applicable state and local taxes. After tax returns are not relevant to investors holding shares through tax-deferred programs, such as IRA or 401(k) plans.

Past performance is no guarantee of future results. This information provides you with historical performance information so that you can analyze whether the Fund’s investment risks are balanced by its potential returns.

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold the Fund’s Institutional I Shares.

Shareholder Fees

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Institutional I

Fees Paid Directly From Your Investment	None

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Annual Fund Operating Expenses

Expenses That are Deducted From Fund Assets (as a percentage of average net assets)

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Institutional I

Management Fee	0.85%

Distribution (12b-1) Fee	None

Shareholder Services Fee	0.25%

Other Expenses	0.22%

Total Annual Fund Operating Expenses(1)	1.32%

(1) Total Annual Fund Operating Expenses have been restated to reflect current fees.

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Example

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This Example is intended to help you compare the cost of investing in the Fund’s Institutional I Shares with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund’s Institutional I Shares for the time periods indicated and then redeem all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s Institutional I Shares operating expenses are before waivers as shown in the table and remain the same. Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Institutional I	$134	$418	$723	$1,590

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MTB SMALL CAP GROWTH FUND

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Goal

Long-term capital appreciation.

Strategy

The Fund seeks its investment goal by investing primarily in common stocks and other equity securities of U.S. issuers. Under normal circumstances, the Fund invests at least 80% (measured at time of purchase) of the value of its net assets in equity securities of small-cap companies. The Advisor defines small-cap companies as companies with a market capitalization of $2 billion or less. The Fund’s Advisor purchases stocks of smaller companies that are in the early stages of development and which the Advisor believes have the potential to achieve substantial long-term earnings growth. The Fund may also invest a limited percentage of its assets in foreign securities and fixed income securities.

In selecting investments for the Fund, the Advisor purchases securities of small-cap U.S. companies with strong earnings growth potential. The Advisor may also purchase stocks of companies that are experiencing unusual, non-repetitive “special” situations (such as mergers or spin-offs) or that have valuable fixed assets whose value is not fully reflected in a stock’s price. The Advisor may invest up to 20% of its net assets in stocks of smaller companies that it believes are undervalued relative to their assets, earnings or growth potential.

Risks

All mutual funds take investment risks. Therefore, it is possible to lose money by investing in the Fund. The primary factors that may reduce the Fund’s returns include:

  Stock Market Risks. The value of equity securities in the Fund’s portfolio will fluctuate and, as a result, the Fund’s Share price may decline suddenly or over a sustained period of time.
  Risk Related to Investing for Growth. The growth stocks in which the Fund invests are typically more volatile than value stocks and may depend more on price changes than dividends for return.
  Risk Related to Company Size. Because the smaller companies in which the Fund may invest may have unproven track records, a limited product or service base and limited access to capital, they may be more likely to fail than larger companies.
  Risks of Foreign Investing. Foreign, economic, political or regulatory conditions may be less favorable than those of the United States.

Performance Information

Risk/Return Bar Chart

Performance Over 7 Years

Best Quarter
82.09%
(12/31/99)

Worst Quarter
(23.61)%
(9/30/02)

The bar chart shows the variability of the Fund’s Institutional I Shares total returns on a calendar year-end basis.

The Fund’s Institutional I Shares are sold without a sales charge. The total returns above are based on net asset value.

The Fund’s Institutional I Shares total return for the six-month period from January 1, 2003 to June 30, 2003 was 14.24%.

Average Annual Total Return Table

The following table represents the Fund’s Institutional I Shares Average Annual Total Returns for the calendar periods ended December 31, 2002. Return Before Taxes is shown. In addition, Return After Taxes is shown for the Fund’s Institutional I Shares to illustrate the effect of federal taxes on Fund returns. Actual after-tax returns depend on each investor’s personal tax situation, and are likely to differ from those shown. The table also shows returns for the Russell 2000 Index and the Russell 2000 Growth Index, broad-based market indexes, and the Lipper Small Cap Core Funds Classification (average). The Russell 2000 Index is an unmanaged index of the 2,000 smallest companies in the Russell 3000 Index, which measures the performance of the 3,000 largest U.S. companies based on market capitalization. The Russell 2000 Growth Index measures the performance of those Russell 2000 companies with higher price-to-book ratios and higher forecasted growth values. The Lipper Small Cap Core Funds Classification is a composite of mutual funds, designated by Lipper, Inc., with goals similar to the Fund’s goals. Total returns for the indexes shown do not reflect sales charges, expenses or other fees that the SEC requires to be reflected in the Fund’s performance. The indexes and average are unmanaged and it is not possible to invest directly in an index or average.

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(For the periods ended December 31, 2002)

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			Start of
Institutional I Shares	1 Year	5 Years	Performance*

Return Before Taxes	(27.78)%	13.46%	14.11%

Return After Taxes on Distributions**	(27.78)%	9.83%	9.75%

Return After Taxes on Distributions
and Sales of Fund Shares**	(17.06)%	9.81%	9.72%

Russell 2000 Index	(20.48)%	(1.36)%	5.50%

Russell 2000 Growth Index	(30.26)%	(6.59)%	0.14%

Lipper Small Cap Core Funds
Classification	(18.91)%	1.56%	7.96%

*	The Fund’s Institutional I Shares start of performance date was July 13, 1995.
**	After-tax returns are calculated using a standard set of assumptions. The stated returns assume the highest historical federal income and capital gains tax rates. Return After Taxes on Distributions assumes a continued investment in the Fund and shows the effect of taxes on Fund distributions. Return After Taxes on Distributions and Sale of Fund Shares assumes all shares were redeemed at the end of each measurement period, and shows the effect of any taxable gain (or offsetting loss) on redemption, as well as the effects of taxes on Fund distributions. These after-tax returns do not reflect the effect of any applicable state and local taxes. After-tax returns are not relevant to investors holding shares through tax-deferred programs, such as IRA or 401(k) plans.

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Past performance is no guarantee of future results. This information provides you with historical performance information so that you can analyze whether the Fund’s investment risks are balanced by its potential returns.

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold Shares of the Fund’s Institutional I Shares.

Shareholder Fees

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Institutional I

Fees Paid Directly From Your Investment	None

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Annual Fund Operating Expenses (Before Waiver)(1)

Expenses That are Deducted From Fund Assets (as a percentage of average net assets)

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Institutional I

Management Fee	0.85%

Distribution (12b-1) Fee	None

Shareholder Services Fee(2)	0.25%

Other Expenses	0.21%

Total Annual Fund Operating Expenses(3)	1.31%

(1)	Although not contractually obligated to do so, the shareholder services provider expects to waive certain amounts. These are shown below along with the net expenses the Fund expects to pay for the fiscal year ending April 30, 2004.
	Total Waiver of Fund Expenses	0.14%
	Total Actual Annual Fund Operating Expenses (after waiver)	1.17%
(2)	A portion of the shareholder services fee for the Fund’s Institutional I Shares is expected to be voluntarily waived. This anticipated voluntary waiver can be terminated at any time. The shareholder services fee paid by the Fund’s Institutional I Shares (after the anticipated voluntary waiver) is expected to be 0.11% for the fiscal year ending April 30, 2004.
(3)	Total Annual Fund Operating Expenses have been restated to reflect current fees.

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Example

This Example is intended to help you compare the cost of investing in the Fund’s Institutional I Shares with the cost of investing in other mutual funds.

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The Example assumes that you invest $10,000 in the Fund’s Institutional I Shares for the time periods indicated and then redeem all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s Institutional I Shares operating expenses are before waiver as estimated in the table and remain the same. Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years

Institutional I	$133	$415	$718	$1,579

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MTB INTERNATIONAL EQUITY FUND

Goal

To seek long-term capital appreciation, primarily through a diversified portfolio of non-U.S. equity securities.

Strategy

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The Fund will invest substantially all, but under normal circumstances, not less than 80% (measured at time of purchase), of the value of its net assets in a diversified portfolio of equity securities in at least eight countries other than the United States. Equity securities include common stocks and preferred stocks as well as convertible securities. Although it may invest anywhere in the world, the Fund invests primarily in the equity markets listed in the Morgan Stanley Capital International European, Australasia, Far East (MSCI EAFE) Index®, the benchmark against which the Fund measures the performance of its portfolio. The Fund may also invest in foreign forward currency contracts to achieve allocation strategies. The investment perspective of UBS Global Asset Management (America) Inc. (UBS) (formerly Brinson Partners, Inc.), sub-advisor for the Fund, is to invest in the equity securities of non-U.S. markets and companies which are believed to be undervalued based upon internal research and proprietary valuation systems. These processes utilized by the Fund’s sub-advisor incorporate internal analysts’ considerations of company management, competitive advantage, and each company’s core competencies to determine a stock’s fundamental value, which is then compared to the stock’s current market price.

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Risks

All mutual funds take investment risks. Therefore, it is possible to lose money by investing in the Fund. The primary factors that may reduce the Fund’s returns include:

  Stock Market Risks. The value of equity securities in the Fund’s portfolio will fluctuate and, as a result, the Fund’s Share price may decline suddenly or over a sustained period of time.
  Risk Related to Investing for Growth. The growth stocks in which the Fund invests are typically more volatile than value stocks and may depend more on price changes than dividends for return.
  Risks Related to Investing for Value. Due to their low valuations, value stocks are typically less volatile than growth stocks. However, value stocks may lag behind growth stocks in an up market.
  Risks of Foreign Investing. Foreign, economic, political or regulatory conditions may be less favorable than those of the United States.
  Currency Risk. Securities denominated in foreign currencies may be adversely affected by changes in currency rates and by substantial currency conversion costs.

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Performance Information

Risk/Return Bar Chart

Performance Over 3 Years

Best Quarter
8.43%
(12/31/02)

Worst Quarter
(20.50)%
(9/30/02)

The total returns shown above are for the Class A Shares, which is another class of shares offered by MTB International Equity Fund. Class A Shares are not offered in this prospectus for the Fund’s Institutional I Shares. The total returns for Class A Shares are disclosed here because Institutional I Shares had not yet been publicly offered. These total returns would be substantially similar to the annual returns for Institutional I Shares over the same period and would differ only to the extent that the two classes do not have the same expenses. It is anticipated that expenses of Institutional I Shares will not exceed those of the Class A Shares.

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The bar chart shows the variability of the Fund’s Class A Shares total returns on a calendar year-end basis.

The total returns displayed for the Fund’s Class A Shares do not reflect the payment of any sales charges or recurring shareholder account fees. If these charges or fees had been included, the returns shown would have been lower.

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The Fund’s Class A Shares total return for the six-month period from January 1, 2003 to June 30, 2003 was 7.33%.

Average Annual Total Return Table

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The following table represents the Fund’s Class A Shares Average Annual Total Returns, reduced to reflect applicable sales charges, for the calendar periods ended December 31, 2002. Return Before Taxes is shown. In addition, Return After Taxes is shown for the Fund’s

Class A Shares to illustrate the effect of federal taxes on Fund returns. Actual after-tax returns depend on each investor’s personal tax situation, and are likely to differ from those shown. The table also shows returns for the MSCI EAFE. MSCI EAFE is a market capitalization-weighted equity index comprising 20 of the 48 countries in the MSCI universe and representing the developed world outside of North America. Total returns for the index shown do not reflect sales charges, expenses or other fees that the SEC requires to be reflected in the Fund's performance. The index is unmanaged and it is not possible to invest directly in an index.

(For the periods ended December 31, 2002)

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		Start of
Class A Shares	1 Year	Performance*

Return Before Taxes	(16.72)%	(5.46)%

Return After Taxes on Distributions**	(17.19)%	(6.60)%

Return After Taxes on Distributions and
Sale of Fund Shares**	(10.27)%	(4.73)%

MSCI EAFE	(15.94)%	(7.22)%

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*	The Fund’s Class A Shares start of performance date was February 9, 1999.
**	After-tax returns are calculated using a standard set of assumptions. The stated returns assume the highest historical federal income and capital gains tax rates. Return After Taxes on Distributions assumes a continued investment in the Fund and shows the effect of taxes on Fund distributions. Return After Taxes on Distributions and Sale of Fund Shares assumes all shares were redeemed at the end of each measurement period, and shows the effect of any taxable gain (or offsetting loss) on redemption, as well as the effects of taxes on Fund distributions. These after-tax returns do not reflect the effect any applicable state and local taxes. After-tax returns are not relevant to investors holding shares through tax-deferred programs, such as IRA or 401(k) plans.

Past performance is no guarantee of future results. This information provides you with historical performance information so that you can analyze whether the Fund’s investment risks are balanced by its potential returns.

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold the Fund’s Institutional I Shares.

Shareholder Fees

Institutional I

Fees Paid Directly From Your Investment	None

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Annual Fund Operating Expenses (Before Waiver)(1)

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Expenses That are Deducted From Fund Assets (as a percentage of average net assets)

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Institutional I

Management Fee	1.00%

Distribution (12b-1) Fee	None

Shareholder Services Fee(2)	0.25%

Other Expenses	0.27%

Total Annual Fund Operating Expenses(3)	1.52%

(1)	Although not contractually obligated to do so, the shareholder services provider expects to waive certain amounts. These are shown below along with the net expenses the Fund expects to pay for the fiscal year ending April 30, 2004.
	Total Waiver of Fund Expenses	0.06%
	Total Actual Annual Fund Operating Expenses (after waiver)	1.46%
(2)	A portion of the shareholder services fee for the Fund’s Institutional I Shares is expected to be voluntarily waived. This anticipated voluntary waiver can be terminated at any time. The shareholder services fee paid by the Fund’s Institutional I Shares (after the anticipated voluntarily waiver) is expected to be 0.19% for the fiscal year ending April 30, 2004.
(3)	Total Annual Fund Operating Expenses have been restated to reflect current fees.

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Example

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This Example is intended to help you compare the cost of investing in the Fund’s Institutional I Shares with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund’s Institutional I Shares for the time periods indicated and then redeem all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s Institutional I Shares operating expenses are before waivers as shown in the table and remain the same. Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Institutional I	$155	$480	$829	$1,813

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Principal Securities of the Funds

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Stock Funds

The principal securities of each of the Funds listed below (each, a “Stock Fund,” and collectively, the “Stock Funds”) are marked with an “X”.

		Small	Small	Mid	Mid	Multi	Large	Large		Large
	International	Cap	Cap	Cap	Cap	Cap	Cap	Cap	Equity	Cap	Equity
	Equity	Growth	Stock	Growth	Stock	Growth	Growth	Stock	Index	Value	Income
	Fund	Fund	Fund	Fund	Fund	Fund	Fund	Fund	Fund	Fund	Fund

Equity Securities	X	X	X	X	X	X	X	X	X	X	X

Common Stocks	X	X	X	X	X	X	X	X	X	X	X

Preferred Stocks	X	X	X	X	X	X	X	X		X	X

Convertible Securities	X

Foreign Securities	X	X

Derivative Contracts	X

Futures Contracts	X

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Balanced Funds

The principal securities of each of the Funds listed below (each, a “Balanced Fund,” and collectively, the “Balanced Funds”) are marked with an “X”.

	Social Balanced Fund	Balanced Fund

Equity Securities	X	X

Common Stocks	X	X

Fixed Income Securities	X	X

Treasury Securities	X	X

Agency Securities	X	X

Corporate Debt Securities	X	X

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Bond Funds

The principal securities of each of the Funds listed below (each, a “Bond Fund,” and collectively, the “Bond Funds”) are marked with an “X”.

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Short
	Intermediate-		Short-Term	Maryland	Pennsylvania	New York	U.S.	Duration
	Term Bond	Income	Corporate	Municipal	Municipal	Municipal	Government	Government
	Fund	Fund	Bond Fund	Bond Fund	Bond Fund	Bond Fund	Bond Fund	Bond Fund

Fixed Income Securities	X	X	X	X	X	X	X	X

Treasury Securities	X	X	X				X	X

Agency Securities	X	X	X				X	X

Corporate Debt Securities	X	X	X				X	X

Mortgage Backed Securities	X	X	X				X	X

Asset Backed Securities	X	X	X				X	X

Tax-Exempt Securities				X	X	X

General Obligation Bonds				X	X	X

Special Revenue Bonds				X	X	X

Tax Increment Financing Bonds				X	X	X

Municipal Notes				X	X	X

Variable Rate Demand Instruments	X	X	X	X	X	X	X	X

Money Market Funds

The principal securities of each of the Funds listed below (each, a “Money Market Fund,” and collectively, the “Money Market Funds”) are marked with an “X”.

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	Money	Tax-Free	U.S. Government	U.S. Treasury	Pennsylvania Tax	New York Tax
	Market	Money Market	Money Market	Money Market	Free Money	Free Money
	Fund	Fund	Fund	Fund	Market Fund	Market Fund

Fixed Income Securities	X	X	X	X	X	X

Treasury Securities	X		X	X

Agency Securities	X		X

Corporate Debt Securities	X

Commercial Paper	X

Tax-Exempt Securities		X			X	X

General Obligation Bonds		X			X	X

Special Revenue Bonds		X			X	X

Tax Increment Financing Bonds		X			X	X

Municipal Notes		X			X	X

Variable Rate Demand Instruments	X	X			X	X

Repurchase Agreements	X		X	X

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Principal Securities of the Funds

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The following list is a description of the principal securities in which the Funds may invest. More information on the principal and acceptable investments of the Funds is contained in the Funds’ Statement of Additional Information.

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Equity Securities

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Equity securities (stocks) represent a share of an issuer’s earnings and assets, after the issuer pays its liabilities. A Fund cannot predict the income it will receive from equity securities because issuers generally have discretion as to the payment of any dividends or distributions. However, equity securities offer greater potential for appreciation than many other types of securities, because their value increases directly with the value of the issuer’s business. The following describes the principal types of equity securities in which certain Funds may invest.

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Common Stocks

Common stocks are the most prevalent type of equity security. Common stocks receive the issuer’s earnings after the issuer pays its creditors and any preferred stockholders. As a result, changes in an issuer’s earnings directly influence the value of its common stock.

Preferred Stocks

Preferred stocks have the right to receive specified dividends or distributions before the issuer makes payments on its common stock. Some preferred stocks also participate in dividends and distributions paid on common stock. Preferred stocks may also permit the issuer to redeem the stock. A Fund may also treat such redeemable preferred stock as a fixed income security.

Fixed Income Securities

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Fixed income securities (bonds) pay interest, dividends or distributions at a specified rate. The rate may be a fixed percentage of the principal or adjusted periodically. In addition, the issuer of a fixed income security must repay the principal amount of the security, normally within a specified time. Fixed income securities provide more regular income than equity securities. However, the returns on fixed income securities are limited and normally do not increase with the issuer’s earnings. This limits the potential appreciation of fixed income securities as compared to equity securities.

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A security’s yield measures the annual income earned on a security as a percentage of its price. A security’s yield will increase or decrease depending upon whether it costs less (a discount) or more (a premium) than the principal amount. If the issuer may redeem the security before its scheduled maturity, the price and yield on a discount or premium security may change based upon the probability of an early redemption. Securities with higher risks generally have higher yields.

The following describes the principal types of fixed income securities in which a Fund may invest.

Treasury Securities

Treasury securities are direct obligations of the federal government of the United States. Treasury securities are generally regarded as having the lowest credit risks.

Agency Securities

Agency securities are issued or guaranteed by a federal agency or other government sponsored entity (a GSE) acting under federal authority. The United States supports some GSEs with its full faith and credit. Other GSEs receive support through federal subsidies, loans or other benefits. A few GSEs have no explicit financial support, but are regarded as having implied support because the federal government sponsors their activities. Agency securities are generally regarded as having low credit risks, but not as low as Treasury securities.

A Fund treats mortgage backed securities guaranteed by GSEs as agency securities. Although a GSE guarantee protects against credit risks, it does not reduce the interest rate and prepayment risks of these mortgage backed securities.

Corporate Debt Securities

Corporate debt securities are fixed income securities issued by businesses. Notes, bonds, debentures and commercial paper are the most prevalent types of corporate debt securities. A Fund may also purchase interests in bank loans to companies. The credit risks of corporate debt securities vary widely among issuers.

In addition, the credit risk of an issuer’s debt security may vary based on its priority for repayment. For example, higher ranking (senior) debt securities have a higher priority than lower ranking (subordinated) securities. This means that the issuer might not make payments on subordinated securities while continuing to make payments on senior securities. In addition, in the event of bankruptcy, holders of senior securities may receive amounts otherwise payable to the holders of subordinated securities. Some subordinated securities, such as trust preferred and capital securities notes, also permit the issuer to defer payments under certain circumstances. For example, insurance companies issue securities known as surplus notes that permit the insurance company to defer any payment that would reduce its capital below regulatory requirements.

Mortgage Backed Securities

Mortgage backed securities represent interests in pools of mortgages. The mortgages that comprise a pool normally have similar interest rates, maturities and other terms. Mortgages may have fixed or adjustable interest rates. Interests in pools of adjustable rate mortgages are known as ARMs.

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Mortgage backed securities come in a variety of forms. Many have extremely complicated terms. The simplest form of mortgage backed securities are pass-through certificates. An issuer of pass-through certificates gathers monthly payments from an underlying pool of mortgages. Then, the issuer deducts its fees and expenses and passes the balance of the payments on to the certificate holders once a month. Holders of pass-through certificates receive a pro rata share of all payments and prepayments from the underlying mortgages. As a result, the holders assume all the prepayment risks of the underlying mortgages.

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Asset Backed Securities

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Asset backed securities are payable from pools of obligations other than mortgages. Most asset backed securities involve consumer or commercial debts with maturities of less than ten years. However, almost any type of fixed income assets (including other fixed income securities) may be used to create an asset backed security. Asset backed securities may take the form of commercial paper, notes, or pass-through certificates. Asset backed securities have prepayment risks.

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Commercial Paper

Commercial paper is an issuer’s obligation with a maturity of less than nine months. Companies typically issue commercial paper to pay for current expenditures. Most issuers constantly reissue their commercial paper and use the proceeds (or bank loans) to repay maturing paper. If the issuer cannot continue to obtain liquidity in this fashion, its commercial paper may default. The short maturity of commercial paper reduces both the market and credit risks as compared to other debt securities of the same issuer.

Convertible Securities

Convertible securities are fixed income securities that International Equity Fund has the option to exchange for equity securities at a specified conversion price. The option allows the Fund to realize additional returns if the market price of the equity securities exceeds the conversion price. For example, the Fund may hold fixed income securities that are convertible into shares of common stock at a conversion price of $10 per share. If the market value of the shares of common stock reached $12, the Fund could realize an additional $2 per share by converting its fixed income securities.

Convertible securities have lower yields than comparable fixed income securities. In addition, at the time a convertible security is issued the conversion price exceeds the market value of the underlying equity securities. Thus, convertible securities may provide lower returns than non-convertible fixed income securities or equity securities depending upon changes in the price of the underlying equity securities. However, convertible securities permit the Fund to realize some of the potential appreciation of the underlying equity securities with less risk of losing its initial investment. The Fund may invest in convertible securities rated below investment grade. See “Risks Associated with Non-Investment Grade Securities” herein.

International Equity Fund treats convertible securities as both fixed income and equity securities for purposes of its investment policies and limitations, because of their unique characteristics.

Tax-Exempt Securities

Tax-exempt securities are fixed income securities that pay interest that is not subject to regular federal income taxes. Typically, states, counties, cities and other political subdivisions and authorities issue tax-exempt securities. The market categorizes tax-exempt securities by their source of repayment. Interest income on such securities may be subject to the federal alternative minimum tax (AMT) for individuals and corporations.

General Obligation Bonds

General obligation bonds are supported by the issuer’s power to exact property or other taxes. The issuer must impose and collect taxes sufficient to pay principal and interest on the bonds. However, the issuer’s authority to impose additional taxes may be limited by its charter or state law.

Special Revenue Bonds

Special revenue bonds are payable solely from specific revenues received by the issuer such as specific taxes, assessments, tolls, or fees. Bondholders may not collect from the municipality’s general taxes or revenues. For example, a municipality may issue bonds to build a toll road, and pledge the tolls to repay the bonds. Therefore, a shortfall in the tolls normally would result in a default on the bonds.

Tax Increment Financing Bonds

Tax increment financing (TIF) bonds are payable from increases in taxes or other revenues attributable to projects financed by the bonds. For example, a municipality may issue TIF bonds to redevelop a commercial area. The TIF bonds would be payable solely from any increase in sales taxes collected from merchants in the area. The bonds could default if merchants’ sales, and related tax collections, failed to increase as anticipated.

Municipal Notes

Municipal notes are short-term tax-exempt securities. Many municipalities issue such notes to fund their current operations before collecting taxes or other municipal revenues. Municipalities may also issue notes to fund capital projects prior to issuing long-term bonds. The issuers typically repay the notes at the end of their fiscal year, either with taxes, other revenues or proceeds from newly issued notes or bonds.

Variable Rate Demand Instruments

Variable rate demand instruments are tax-exempt securities that require the issuer or a third party, such as a dealer or bank, to repurchase the security for its face value upon demand. The securities also pay interest at a variable rate intended to cause the securities to trade at their face value. A Fund treats demand instruments as short-term securities, because their variable interest rate adjusts in response to changes in market rates, even though their stated maturity may extend beyond thirteen months.

Foreign Securities

Foreign securities are securities of issuers based outside the United States. An issuer is considered to be based outside the United States if:

  it is organized under the laws of, or has a principal office located in, another country;
  the principal trading market for its securities is in another country; or
  it (or its subsidiaries) derived in its most current fiscal year at least 50% of its total assets, capitalization, gross revenue or profit from goods produced, services performed, or sales made in another country.

Foreign securities are primarily denominated in foreign currencies. Along with the risks normally associated with domestic securities of the same type, foreign securities are subject to currency risks and risks of foreign investing. Trading in certain foreign markets is also subject to liquidity risks.

Derivative Contracts

Derivative contracts are financial instruments that require payments based upon changes in the values of designated (or underlying) securities, currencies, commodities, financial indices or other assets. Some derivative contracts (such as futures, forwards and options) require payments relating to a future trade involving the underlying asset. Other derivative contracts (such as swaps) require payments relating to the income or returns from the underlying asset. The other party to a derivative contract is referred to as a counterparty.

Many derivative contracts are traded on securities or commodities exchanges. In this case, the exchange sets all the terms of the contract except for the price. Investors make payments due under their contracts through the exchange. Most exchanges require investors to maintain margin accounts through their brokers to cover their potential obligations to the exchange. Parties to the contract make (or collect) daily payments to the margin accounts to reflect losses (or gains) in the value of their contracts. This protects investors against potential defaults by the counterparty. Trading contracts on an exchange also allows investors to close out their contracts by entering into offsetting contracts.

For example, International Equity Fund could close out an open contract to buy an asset at a future date by entering into an offsetting contract to sell the same asset on the same date. If the offsetting sale price is more than the original purchase price, the Fund realizes a gain; if it is less, the Fund realizes a loss. Exchanges may limit the amount of open contracts permitted at any one time. Such limits may prevent the Fund from closing out a position. If this happens, the Fund will be required to keep the contract open (even if it is losing money on the contract), and to make any payments required under the contract (even if it has to sell portfolio securities at unfavorable prices to do so). Inability to close out a contract could also harm the Fund by preventing it from disposing of or trading any assets it has been using to secure its obligations under the contract.

International Equity Fund may also trade derivative contracts over-the-counter (OTC) in transactions negotiated directly between the Fund and the counterparty. OTC contracts do not necessarily have standard terms, so they cannot be directly offset with other OTC contracts. In addition, OTC contracts with more specialized terms may be more difficult to price than exchange traded contracts.

Depending upon how the Fund uses derivative contracts and the relationships between the market value of a derivative contract and the underlying asset, derivative contracts may increase or decrease the Fund’s exposure to interest rate and currency risks, and may also expose the Fund to liquidity and leverage risks. OTC contracts also expose the Fund to credit risks in the event that a counterparty defaults on the contract.

International Equity Fund may trade in the following types of derivative contracts.

Futures Contracts

Futures contracts provide for the future sale by one party and purchase by another party of a specified amount of an underlying asset at a specified price, date, and time. Entering into a contract to buy an underlying asset is commonly referred to as buying a contract or holding a long position in the asset. Entering into a contract to sell an underlying asset is commonly referred to as selling a contract or holding a short position in the asset. Futures contracts are considered to be commodity contracts. Futures contracts traded OTC are frequently referred to as forward contracts.

Special Transactions

Repurchase Agreements

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Repurchase agreements are transactions in which a Fund buys a security from a dealer or bank and agrees to sell the security back at a mutually agreed upon time and price. The repurchase price exceeds the sale price, reflecting a Fund’s return on the transaction. This return is unrelated to the interest rate on the underlying security. A Fund will enter into repurchase agreements only with banks and other recognized financial institutions, such as securities dealers, deemed creditworthy by the Advisor.

A Fund’s custodian will take possession of the securities subject to repurchase agreements. The Advisor will monitor the value of the underlying security each day to ensure that the value of the security always equals or exceeds the repurchase price.

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Repurchase agreements are subject to credit risks.

Investing in Securities of Other Investment Companies

A Fund may invest their assets in securities of other investment companies, including the securities of affiliated money market funds, as an efficient means of carrying out their investment policies and managing their uninvested cash.

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Portfolio Turnover (Stock and Bond Funds only)

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Each Fund may actively trade its portfolio securities in an attempt to achieve its investment objective. Active trading will cause a Fund to have an increased portfolio turnover rate, which is likely to generate shorter-term gains (losses) for its shareholders, which are taxed at a higher rate than longer-term gains (losses). Actively trading portfolio securities increases a Fund’s trading costs and may have an adverse impact on a Fund’s performance.

Temporary Defensive Investments

Certain Funds may temporarily depart from their principal investment strategies by investing their assets in cash and shorter-term debt securities and similar obligations. They may do this to minimize potential losses and maintain liquidity to meet shareholder redemptions during adverse market conditions. This may cause a Fund to fail to meet its investment objective and to give up greater investment returns to maintain the safety of principal, that is, the original amount invested by shareholders. Interest income from temporary investments may be taxable to shareholders as ordinary income.

Investment Ratings for Investment Grade Securities

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The Advisor or sub-advisor will determine whether a security is investment grade based upon the credit ratings given by one or more nationally recognized rating services. For example, Standard and Poor’s, a rating service, assigns ratings to investment grade securities (AAA, AA, A, and BBB) based on their assessment of the likelihood of the issuer’s inability to pay interest or principal (default) when due on each security. Lower credit ratings correspond to higher credit risk. If a security has not received a rating, a Fund must rely entirely upon the Advisor’s or sub-advisor’s credit assessment that the security is comparable to investment grade.

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Specific Risks of Investing in the Funds

Stock Market Risks

The value of equity securities in a Fund’s portfolio will rise and fall. These fluctuations could be a sustained trend or a drastic movement. A Fund’s portfolio will reflect changes in prices of individual portfolio stocks or general changes in stock valuations. Consequently, a Fund’s share price may decline.

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The Advisor or sub-advisor attempts to manage market risk by limiting the amount a Fund invests in each company’s equity securities. However, diversification will not protect a Fund against widespread or prolonged declines in the stock market.

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Risks Related to Investing For Growth

Due to their relatively high valuations, growth stocks are typically more volatile than value stocks. For instance, the price of a growth stock may experience a larger decline on a forecast of lower earnings, a negative fundamental development, or an adverse market development. Further, growth stocks may not pay dividends or may pay lower dividends than value stocks. This means they depend more on price changes for returns and may be more adversely affected in a down market compared to value stocks that pay higher dividends.

Risks Related To Investing For Value

Due to their relatively low valuations, value stocks are typically less volatile than growth stocks. For instance, the price of a value stock may experience a smaller increase on a forecast of higher earnings, a positive fundamental development, or positive market development. Furthermore, value stocks tend to have higher dividends than growth stocks. This means they depend less on price changes for returns and may lag behind growth stocks in an up market.

Risks Related To Company Size

Generally, the smaller the market capitalization of a company, the fewer the number of shares traded daily, the less liquid its stock and the more volatile its price. For example, medium capitalization stocks may be less liquid and more volatile than stocks of larger, well-known companies. Market capitalization is determined by multiplying the number of its outstanding shares by the current market price per share.

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Companies with smaller market capitalizations also tend to have unproven track records, a limited product or service base and limited access to capital. These factors also increase risks and make these companies more likely to fail than companies with larger market capitalizations.

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Interest Rate Risks

Prices of fixed income securities rise and fall in response to changes in the interest rate paid by similar securities. Generally, when interest rates rise, prices of fixed income securities fall. However, market factors, such as the demand for particular fixed income securities, may cause the price of certain fixed income securities to fall while the prices of other securities rise or remain unchanged.

Interest rate changes have a greater effect on the price of fixed income securities with longer durations. Duration measures the price sensitivity of a fixed income security to changes in interest rates.

Credit Risks

Credit risk is the possibility that an issuer will default on a security by failing to pay interest or principal when due. If an issuer defaults, a Fund will lose money.

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Many fixed income securities receive credit ratings from services such as Standard & Poor’s and Moody’s Investors Service. These services assign ratings to securities by assessing the likelihood of issuer default. Lower credit ratings correspond to higher credit risk. If a security has not received a rating, a Fund must rely entirely upon the Advisor’s credit assessment.

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Fixed income securities generally compensate for greater credit risk by paying interest at a higher rate. The difference between the yield of a security and the yield of a U.S. Treasury security with a comparable maturity (the spread) measures the additional interest paid for risk. Spreads may increase generally in response to adverse economic or market conditions. A security’s spread may also increase if the security’s rating is lowered, or the security is perceived to have an increased credit risk. An increase in the spread will cause the price of the security to decline.

Credit risk includes the possibility that a party to a transaction involving a Fund will fail to meet its obligations. This could cause a Fund to lose the benefit of the transaction or prevent a Fund from selling or buying other securities to implement its investment strategy.

Call Risks

Call risk is the possibility that an issuer may redeem a fixed income security before maturity (a call) at a price below its current market price. An increase in the likelihood of a call may reduce the security’s price.

If a fixed income security is called, a Fund may have to reinvest the proceeds in other fixed income securities with lower interest rates, higher credit risks, or other less favorable characteristics.

Prepayment Risks

Generally, homeowners have the option to prepay their mortgages at any time without penalty. Homeowners frequently refinance high interest rate mortgages when mortgage rates fall. This results in the prepayment of mortgage backed securities with higher interest rates. Conversely, prepayments due to refinancings decrease when mortgage rates increase. This extends the life of mortgage backed securities with lower interest rates. Other economic factors can also lead to increases or decreases in prepayments. Increases in prepayments of high interest rate mortgage backed securities, or decreases in prepayments of lower interest rate mortgage backed securities, may reduce their yield and price. These factors, particularly the relationship between interest rates and mortgage prepayments makes the price of mortgage backed securities more volatile than many other types of fixed income securities with comparable credit risks.

Mortgage backed securities generally compensate for greater prepayment risk by paying a higher yield. The difference between the yield of a mortgage backed security and the yield of a U.S. Treasury security with a comparable maturity (the spread) measures the additional interest paid for risk. Spreads may increase generally in response to adverse economic or market conditions. A security’s spread may also increase if the security is perceived to have an increased prepayment risk or perceived to have less market demand. An increase in the spread will cause the price of the security to decline.

A Fund may have to reinvest the proceeds of mortgage prepayments in other fixed income securities with lower interest rates, higher prepayment risks, or other less favorable characteristics.

Tax Risks

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In order to be tax-exempt, municipal securities must meet certain legal requirements. Failure to meet such requirements may cause the interest received and distributed by Maryland Municipal Bond Fund, Pennsylvania Municipal Bond Fund, New York Municipal Bond Fund, Pennsylvania Tax-Free Money Market Fund and New York Tax-Free Money Market Fund to their shareholders to be taxable.

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Changes or proposed changes in federal tax laws may cause the prices of municipal securities to fall.

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Income from Maryland Municipal Bond Fund, Pennsylvania Municipal Bond Fund, New York Municipal Bond Fund, Tax-Free Money Market Fund, Pennsylvania Tax-Free Money Market Fund and New York Tax-Free Money Market Fund may be subject to the alternative minimum tax (AMT). However, Tax-Free Money Market Fund, Pennsylvania Tax-Free Money Market Fund and New York Tax-Free Money Market Fund are required to limit to 20% that part of their income that would be subject to AMT.

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Risks of Non-Diversification

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Maryland Municipal Bond Fund, Pennsylvania Municipal Bond Fund, New York Municipal Bond Fund, New York Tax-Free Money Market Fund, and Pennsylvania Tax-Free Money Market Fund are non-diversified. Compared to diversified mutual funds, each of these Funds may invest a higher percentage of its assets among fewer issuers of portfolio securities. This increases a Fund’s risk by magnifying the impact (positively or negatively) that any one issuer has on a Fund’s Share price and performance.

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Risks Associated With Non-Investment Grade Securities

The convertible securities in which a Fund may invest may be rated below investment grade. Convertible securities rated below investment grade may be subject to the same risks as those inherent in corporate debt obligations that are rated below investment grade, also known as junk bonds. Junk bonds generally entail greater market, credit and liquidity risks than investment grade securities. For example, their prices are more volatile, economic downturns and financial setbacks may affect their prices more negatively, and their trading market may be more limited.

Maryland Investment Risks

Maryland Municipal Bond Fund emphasizes investments in Maryland and is more subject to events that may adversely affect Maryland issuers compared to funds that invest in multiple states.

Maryland’s economy is relatively diversified across the service, trade and government sectors. The high proportion of federal government jobs, which contributes to high wealth levels, made the state vulnerable to the recession and concurrent federal downsizing in the early 1990’s; however, Maryland’s economic growth rate has improved and is nearing the national average.

New York Investment Risks

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New York Municipal Bond Fund and New York Tax-Free Money Market Fund emphasize investments in New York and are subject to events that may adversely affect New York issuers compared to funds that invest in multiple states. New York’s economy is large and diverse. While several upstate counties benefit from agriculture, manufacturing and high technology industries, New York City nonetheless still dominates the State’s economy through its international importance in economic sectors such as advertising, finance, and banking. Any major changes to the financial conditions of New York City would ultimately have an effect on the State.

Yields on New York municipal securities depend on a variety of factors, including: the general conditions of the short-term municipal note market and the municipal bond market; the size of the particular offering; the maturity of the obligations; and the rating of the issue. Further, any adverse economic conditions or developments affecting the State, counties, municipalities or City of New York could impact New York Municipal Bond Fund or New York Tax-Free Money Market Fund’s portfolio. The ability of these Funds to achieve their investment goals also depends on the continuing ability of the issuers of New York municipal securities and participation interests, or the guarantors of either, to meet their obligations for the payment of interest and principal when due.

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Additionally, the tragic events of September 11, 2001 may have adverse short-term or long-term economic effects on New York City.

Pennsylvania Investment Risks

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Pennsylvania Municipal Bond Fund and Pennsylvania Tax-Free Money Market Fund emphasize investments in Pennsylvania and are more subject to events that may adversely affect Pennsylvania issuers.

Pennsylvania’s economy historically has been dependent upon heavy industry, but has diversified recently into various services, particularly into medical and health services, education and financial services. Agricultural industries continue to be an important part of the economy, including not only the production of diversified food and livestock products, but substantial economic activity in agribusiness and food-related industries. Service industries currently employ the greatest share of nonagricultural workers, followed by the categories of trade and manufacturing. Future economic difficulties in any of these industries could have an adverse impact on the finances of the Commonwealth or its municipalities, and could adversely affect the market value of the Pennsylvania exempt securities in the Pennsylvania Municipal Bond Fund or the ability of the respective obligors to make payments of interest and principal due on such Securities.

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Risks of Foreign Investing

Foreign securities pose additional risks because foreign economic or political conditions may be less favorable than those of the United States. Securities in foreign markets may also be subject to taxation policies that reduce returns for U.S. investors.

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Foreign companies may not provide information (including financial statements) as frequently or to as great an extent as companies in the United States. Foreign companies may also receive less coverage than United States companies by market analysts and the financial press. In addition, foreign countries may lack uniform accounting, auditing and financial reporting standards or regulatory requirements comparable to those applicable to U.S. companies. These factors may prevent International Equity Fund and Small Cap Growth Fund and its Advisor and sub-advisor from obtaining information concerning foreign companies that is as frequent, extensive and reliable as the information available concerning companies in the United States.

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Foreign countries may have restrictions on foreign ownership of securities or may impose exchange controls, capital flow restrictions or repatriation restrictions which could adversely affect the liquidity of a Fund’s investments.

Currency Risks

Exchange rates for currencies fluctuate daily. The combination of currency risk and market risk tends to make securities traded in foreign markets more volatile than securities traded exclusively in the U.S.

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The Sub-Advisor attempts to manage currency risk by limiting the amount International Equity Fund invests in securities denominated in a particular currency. However, diversification will not protect the Fund against a general increase in the value of the U.S. dollar relative to other currencies.

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Social Investment Risk

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Social Balanced Fund’s social screens could cause it to underperform similar funds that do not have social policies. Among the reasons for this is that stocks that do not meet the social criteria could outperform those that do.

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In addition, Social Balanced Fund’s management may forego certain investments for social reasons when it would otherwise be advantageous to make the investment.

Tracking Error Risk

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Factors such as the Equity Index Fund’s expenses, imperfect correlation between the fund’s investments and those of its benchmarks, rounding of share prices, changes to the benchmark, regulatory policies, and leverage may affect its ability to achieve perfect correlation with its benchmarks. The magnitude of any tracking error may be affected by a higher portfolio turnover rate. Because an index is just a composite of the prices of the securities it represents rather than an actual portfolio of those securities, an index will have no expenses. As a result, Equity Index Fund, which will have expenses such as custody, management fees and other operational costs, and brokerage expenses, may not achieve its investment objective of accurately correlating to an index.

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Asset Allocation Risk

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Social Balanced Fund and Balanced Fund are subject to the risk that the Advisor’s asset allocation decisions between equity securities, on the one hand, and fixed income securities, on the other hand, will not anticipate market trends successfully. For example, investing too heavily in common stocks during a stock market decline may result in a failure to preserve capital. Conversely, investing too heavily in fixed income securities during a period of stock market appreciation may result in lower total returns.

What Do Shares Cost?

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You can purchase, redeem or exchange Shares any day the New York Stock Exchange (NYSE) is open. Purchases and redemptions by wire will not be available on days the Federal Reserve wire system is closed. All of the Funds offered by this prospectus (except Prime Money Market Fund) offer Institutional I Shares. Money Market Fund, Tax-Free Money Market Fund, Pennsylvania Tax-Free Money Market Fund, U.S. Government Money Market Fund and U.S. Treasury Money Market Fund also offer Institutional II Shares, and, in addition, Money Market Fund and Prime Money Market Fund offer Institutional Shares. Money Market Fund and U.S. Treasury Money Market Fund also offer Class S Shares. When the Funds receive your transaction request in proper form (as described in this prospectus), it is processed at the next calculated net asset value (NAV). The Funds do not charge a front-end sales charge. Each Money Market Fund attempts to stabilize the NAV of its Shares at $1.00 by valuing its portfolio securities using the amortized cost method. The Money Market Funds cannot guarantee that their NAV will always remain at $1.00 per Share.

The value of Shares of the Stock, Balanced and Bond Funds is generally determined based upon the market value of portfolio securities. However, in all cases, the Funds’ Board may determine in good faith that another method of valuing investments is necessary to appraise their fair market value. If a Stock Fund owns foreign securities that trade in foreign markets on days the NYSE is closed, the value of a Fund’s assets may change on days you cannot purchase, redeem or exchange Shares.

NAV for the Stock, Balanced and Bond Funds is determined at the end of regular trading (normally 4:00 p.m. Eastern time) each day the NYSE is open. NAV for Money Market Fund, U.S. Government Money Market Fund and U.S. Treasury Money Market Fund (“Taxable Money Market Funds”) is determined twice daily at 3:00 p.m. (Eastern time) and at the end of regular trading (normally 4:00 p.m. Eastern time) each day the NYSE is open. NAV for Tax-Free Money Market Fund, Pennsylvania Tax-Free Money Market Fund and New York Tax-Free Money Market Fund (“Tax-Free Money Market Funds”) is determined twice daily at 11:00 a.m. (Eastern time) and at the end of regular trading (normally 4:00 p.m. Eastern time) each day the NYSE is open. The Equity and Balanced Funds generally value equity securities according to the last sale price in the market in which they are primarily traded (either a national securities exchange or the over-the-counter (OTC) market). The Funds generally value fixed income securities according to the mean between bid and asked prices as furnished by an independent pricing service, except that fixed income securities with remaining maturities of less than 60 days at time of purchase may be valued at amortized cost. For International Equity Fund, futures contracts and options are generally valued at market values established by the exchanges on which they are traded at the close of trading on such exchanges. Options traded in the OTC market are generally valued according to the mean between the last bid and the last asked price for the option as provided by an investment dealer or other financial institution that deals in the option.

Since the Class S Shares are typically offered as part of a cash sweep program, please refer to your sweep agreement for details on account set-up requirements.

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The minimum initial investment for the Institutional Share class and the Institutional I Share class is $100,000. The required minimum subsequent investment amount is $150,000 within six months.

The minimum initial investment for the Institutional II Share class is $1 million.

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The minimum initial investment for Social Balanced Fund is $50,000.

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The minimum initial and subsequent investment amounts may be waived or lowered from time to time. An institutional investor’s minimum investment will be calculated by combining all accounts it maintains with the Funds.

How are the Funds Sold?

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The Trust offers seven classes of Shares: Class A Shares, Class B Shares, Class C Shares, Class S Shares, Institutional Shares, Institutional I Shares and Institutional II Shares. Each class represents interests in a single portfolio of securities. Each Stock Fund, Balanced Fund (other than Social Balanced Fund) and Bond Fund offers Class A Shares, Class B Shares and Institutional I Shares and, in addition, Small Cap Growth Fund offers Class C Shares. Social Balanced Fund offers only Institutional I Shares. Each Money Market Fund (except Prime Money Market Fund) offers Class A Shares and Institutional I Shares and, in addition, Money Market Fund offers Class B Shares, Class S Shares, Institutional Shares and Institutional II Shares; Tax-Free Money Market Fund, Pennsylvania Tax-Free Money Market Fund and U.S. Government Money Market Fund offer Institutional II Shares; U.S. Treasury Money Market Fund offers Class A Shares, Class S Shares and Institutional II Shares; and Prime Money Market Fund offers Institutional Shares.

This prospectus relates only to Institutional Shares, Institutional I Shares, Institutional II Shares and Class S Shares. All Share classes have different sales charges and other expenses, which affect their performance. Contact your investment professional or call MTB Funds Shareholder Services at (800) 836-2211 for more information concerning Class A Shares, Class B Shares and Class C Shares. Institutional Shares, Institutional I Shares and Institutional II Shares are not eligible for sweep accounts and, for sweep accounts opened after August 31, 2001, Class A Shares are available only with an initial investment of $500,000 or more.

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The Fund’s Distributor markets the Shares described in this prospectus to corporations, institutions or other entities investing for their own (including as a fiduciary) or their individual customers’ accounts, directly or through an investment professional that has an agreement with the Distributor (Authorized Dealer).

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The Fund’s Distributor markets the Class S Shares described in this prospectus to institutions and individuals and to customers who purchase Shares through cash management services, such as a sweep account offered by M&T Bank, any of its affiliates and certain other financial service organizations, such as banks or broker-dealers (Service Organizations). If you invest in Class S Shares through a sweep account you will receive sweep account materials describing the various features and operations of the sweep account from M&T Bank. The sweep account materials should be reviewed in conjunction with this prospectus.

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When the Distributor receives marketing fees it may pay some or all of them to investment professionals. The Distributor and its affiliates may pay out of their assets other amounts (including items of material value) to investment professionals for marketing and servicing Shares. The Distributor is a subsidiary of Federated Investors, Inc. (Federated).

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Rule 12B-1 Plans (Institutional Shares,
Institutional II Shares and Class S Shares Only)

The Funds have adopted a Rule 12b-1 Plan on behalf of Institutional Shares, Institutional II Shares and Class S Shares, which allows it to pay marketing fees to the Distributor for the sale and distribution of each Fund’s Shares. The Distributor may voluntarily waive or reduce its fees. Because these Shares may pay marketing fees on an ongoing basis, your investment cost may be higher over time than other shares with different sales charges and marketing fees.

Shareholder Services Plans (Institutional Shares, Institutional I Shares and Class S Shares Only)

The Funds have adopted a Shareholder Services Plan on behalf of Institutional Shares, Institutional I Shares and Class S Shares, which is administered by Federated Services Company. M&T Securities, Inc. (M&T Securities) acts as shareholder servicing agent for the Funds, providing shareholder assistance, communicating or facilitating purchases and redemptions of Shares, and distributing prospectuses and other information.

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How to Purchase Shares

Placing Your Order

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You may purchase Shares through M&T Bank, M&T Securities, MTB Funds Shareholder Services or through an Authorized Dealer at the NAV next determined after the purchase order is received plus any applicable sales charge.

To make an initial investment in Class S Shares of the Funds, you must open a sweep account by completing the account application form. Sweep account customers will also need to complete a Cash Sweep Agreement. Sweep Account customers may telephone (800) 724-2240 or contact their Bank Officer Relationship Manager for additional information.

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Where a Fund offers more than one Share class and you do not specify the class choice on your form of payment, you automatically will receive Class A Shares.

The Funds reserve the right to reject any purchase request. This includes, for example, a request from any individual or group who, in a Fund’s view, is likely to engage in excessive trading (usually defined as more than four transactions out of a Fund within a calendar year).

The Funds do not issue share certificates.

Through M&T Bank

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To purchase Shares through M&T Bank, contact an account representative at M&T Bank or affiliates of M&T Bank which make Shares available.

Through MTB Funds Shareholder Services

To purchase Shares through MTB Funds Shareholder Services, call 1-800-836-2211.

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Through M&T Securities, Inc.

To purchase Shares through a representative of M&T Securities call (800) 724-5445.

Through an Authorized Dealer

Contact your Authorized Dealer for specific instructions on how to purchase Shares.

Payment Methods

Payment may be made by check, federal funds wire or Automated Clearing House (ACH).

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Class S Shares Only

Payment for fund shares occurs via the automated sweep process. Please refer to your cash sweep agreement for additional details.

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Payment By Check

To purchase Shares of a Fund for the first time by mail using a check as payment, complete and sign an account application form and mail it, together with a check payable to (Name of the Fund and Class of Shares) to:

MTB Group of Funds
P.O. Box 4556
Buffalo, New York 14240-4556

Current shareholders can purchase Shares by mail by sending a check to the same address. Orders by mail are considered received after payment by check has been converted into federal funds. This is normally the next business day after the check is received.

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The Funds will no longer accept cash, money orders, credit cards, travelers checks, counter checks, or non-government third party checks (checks, other than government checks, made payable to a third party and endorsed over to MTB). Government checks (such as IRS refund checks) that are made payable to you may continue to be endorsed over to your MTB Fund account or accounts you open (such as a Coverdell Savings Account you open for your child or grandchild).

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Shares of the Money Market Funds purchased by check begin earning dividends on the day after the check is converted into federal funds.

Payment By Wire

You may purchase Shares by Federal Reserve wire, whereby your bank sends money to the Funds’ custodian bank through the Federal Reserve wire system. Wire orders will only be accepted on days on which the Funds, M&T Bank, and the Federal Reserve wire system are open for business. Some financial institutions may charge a fee for wire services.

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  Taxable Money Market Funds–If you place your order before 3:00 p.m. (Eastern time) and if payment by federal funds is received by the Fund by 3:00 p.m. (Eastern time), you will begin earning dividends that day; otherwise, you will begin earning dividends the next business day.
  Tax-Free Money Market Funds–If you place your order before 11:00 a.m. (Eastern time) and if payment by federal funds is received by the Fund by 3:00 p.m.
  (Eastern time), you will begin earning dividends that day; otherwise, you will begin earning dividends the next business day.
  Stock, Balanced and Bond Funds–If you place your order before the close of regular trading, normally 4:00 p.m. (Eastern time), you will receive that closing day’s NAV, provided that your payment by federal funds is received the next business day.

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Payment By ACH

You may purchase Shares by transferring money via ACH from your checking or NOW deposit account to your Fund account. With respect to the Money Market Funds, if you place your order by 3:00 p.m. (Eastern time), you will receive that day’s closing NAV. Since ACH transfers are processed overnight, you will not begin earning dividends on purchases of the Money Market Funds until the next business day.

Customer Agreements

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Shareholders normally purchase Shares through different types of customer accounts at M&T Bank and its affiliates. You should read this prospectus together with any agreements between you and M&T Bank to learn about the services provided, the fees charged for those services, and any restrictions and limitations imposed.

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Systematic Investment Program

Once you have opened a Fund account, you can add to your investment on a regular basis in amounts of $1000 or more through automatic deductions from your checking or NOW deposit account. The money may be withdrawn and periodically invested in Fund Shares at the next NAV calculated after your order is received plus any applicable sales charge. To sign up for this program, please call Mutual Fund Services for an application.

Through an Exchange

You may purchase Shares of a Fund through an exchange from the same Share class of another MTB Fund. You must meet the minimum initial investment requirement for purchasing Shares and both accounts must have identical registrations.

Retirement Investments

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Shares of the Funds can be purchased as an investment for retirement plans or IRA accounts. You may be subject to an annual IRA account fee. Each Tax-Free Money Market Fund, and Maryland Municipal Bond Fund, Pennsylvania Municipal Bond Fund and New York Municipal Bond Fund are generally not appropriate for retirement plans or IRA accounts. For further details, contact the Funds and consult a tax advisor.

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How to Redeem Shares

Each Fund redeems Shares at its NAV next determined after the Fund receives the redemption request in proper form, subject to daily cut-off times. Shares may be redeemed by telephone or by mail.

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You should note that there may be different cut-off times, depending upon the method of payment you choose (see “Redemption Payment Options” below).

Class S Shares Only

Sweep account customers should refer to their Cash Sweep Agreement.

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Redemption Order Methods

By Telephone

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To redeem Shares by telephone, call MTB Funds Shareholder Services at (800) 836-2211, your M&T Securities representative, or your Authorized Dealer. The proceeds will be sent via check, Federal Reserve wire or ACH to your designated bank account.

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You are automatically eligible to make telephone redemptions unless you check the box on your new account application form to decline the privilege. It is recommended that you provide the necessary information for the telephone redemption option on your initial application. If you do not do this and later wish to take advantage of the telephone redemption privilege, you may call Mutual Fund Services for authorization forms.

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The Funds reserve the right to modify or terminate the telephone redemption privilege at any time. Shareholders will be notified prior to any modification or termination. Your telephone instructions may be electronically recorded for your protection. Shareholders who accept the telephone redemption service authorize the Trust and its agents to act upon their telephonic instructions to redeem Shares from any account for which they have authorized such services. Redeeming Fund Shares over the telephone is convenient, but not without risk. Although the Fund has created certain safeguards and procedures to confirm the identity of callers and the authenticity of instructions, the Fund is not responsible for any losses or costs incurred by following telephone instructions we reasonably believe to be genuine. If you or your financial intermediary transact with the Fund over the telephone, you will generally bear the risk of any loss.

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By Mail

You may redeem Shares by sending your written request to:

MTB Group of Funds
P.O. Box 4556
Buffalo, New York 14240-4556

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Your written request must include your name, the Fund’s name and Share class, your account number, and the number of shares or dollar amount you wish to redeem. Please call MTB Funds Shareholder Services at (800) 836-2211 for specific instructions before redeeming by mail.

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Redemption Payment Options

You may receive your redemption proceeds by wire, by ACH transfer, or by check.

By Wire

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  Money Market Funds–If you call before 3:00 p.m. (Eastern time) (11:00 a.m. for the MTB Tax-Free Money Market Fund), proceeds of a wire order will be wired that same day to your M&T Bank account or other designated bank account of a bank that is a member of the Federal Reserve System. If you request a same-day wire redemption, you will not receive dividends for that day. Orders received after 3:00 p.m. (Eastern time) will receive dividends for that day and will be processed at the NAV next determined following receipt of the request in proper form. Wire transfers of proceeds from redemptions can only be made on days on which the Federal Reserve wire system, M&T Bank, and the Funds are open for business.
  Stock, Balanced and Bond Funds–To receive payment of redemption proceeds by wire, call before the close of regular trading, normally 4:00 p.m. (Eastern time), to receive that day’s closing NAV. Proceeds of a wire order will be wired the next day to your M&T Bank account or other designated bank account of a bank that is a member of the Federal Reserve System. Wire transfers of proceeds from redemptions can only be made on days on which the Federal Reserve wire system, M&T Bank, and the Funds are open for business.
  Certain financial institutions may charge a fee for the receipt of wire transfers. The Funds also reserve the right to charge a processing fee for wire transfers.

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By ACH

You may have redemption proceeds sent directly to your checking or NOW deposit account via ACH transfer from the Fund. If you place your order by 3:00 p.m. (Eastern time), you will receive that day’s closing NAV. Since ACH transfers are processed overnight, you will not receive redemption proceeds until the second business day.

By Check

Normally, a check for the proceeds is mailed within one business day after your redemption order is received, but in no event more than seven business days, after receipt of a proper redemption request.

Additional Conditions

Signature Guarantees

You must have a signature guarantee on written redemption requests:

  when you are requesting a redemption of $50,000 or more;
  when you want a redemption to be sent to an address other than the one you have on record with the Fund; or
  when you want the redemption payable to someone other than the shareholder of record.

Your signature can be guaranteed by any federally insured financial institution (such as a bank or credit union) or a broker/dealer that is a domestic stock exchange member, but not by a notary public.

Limitations on Redemption Proceeds

Redemption proceeds are normally transmitted within one business day (or sooner, as described under “Redemption Payment Options”) after receiving a request in proper form. However, payment may be delayed up to seven days:

  to allow your purchase payment to clear;
  during periods of market volatility; or
  when a shareholder’s trade activity or amount adversely impacts a Fund’s ability to manage its assets.

Systematic Withdrawal Program

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You may automatically redeem Shares in a minimum amount of $50 on a regular basis. Your account must be worth at least $10,000 at the time the program is established. This program may reduce, and eventually deplete, your account. Payments should not be considered yield or income. For more information and an application form for this program call MTB Funds Shareholder Services at (800) 836-2211.

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Online Transactions

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Shareholders of the Money Market Funds can purchase, redeem or exchange Shares on-line by signing up for the M&T Online Trading Service. For more information, contact MTB Funds Shareholder Services at (800)-836-2211.

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Redemption In Kind

Although the Funds intend to pay Share redemptions in cash, each Fund reserves the right to pay the redemption price in whole or in part by a distribution of the Fund’s portfolio securities.

Redemption from Retirement Accounts

In the absence of your specific instructions, 10% of the value of your redemption from a retirement account in a Fund may be withheld for taxes. This withholding only applies to certain types of retirement accounts.

How to Exchange Shares

You may exchange Shares of a Fund for the same Share class of another MTB Fund or certain other funds distributed by Edgewood Services, Inc. at the NAV next determined after the Fund receives the exchange request in proper form, plus any applicable sales charges. In order to exchange Shares you must:

  meet the minimum initial investment requirements (if the exchange results in the establishment of a new account);
  establish an account in the Fund you want to acquire if you do not have an account in that Fund;
  ensure that the account registrations are identical;
  receive a prospectus for the Fund into which you wish to exchange; and
  only exchange into a Fund that may be legally sold in your state of residence.

An exchange is treated as a redemption and subsequent purchase and is a taxable transaction.

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For additional information about the exchange privilege, call MTB Funds Shareholder Services at (800) 836-2211.

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Exchanging Shares by Telephone

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You may exchange Shares between Funds by calling MTB Funds Shareholder Services at (800) 836-2211.

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Money Market Funds

Your telephone instructions must be received by M&T Bank by 3:00 p.m. (Eastern time) and transmitted to Federated Shareholder Services Company by 4:00 p.m. (Eastern time) for Shares to be exchanged that same day.

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Stock, Balanced and Bond Funds

Exchange instructions must be received by MTB Funds Shareholder Services and transmitted to Federated Shareholder Services Company by the close of regular trading, normally 4:00 p.m. (Eastern time), for Shares to be exchanged that same day.

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You will not receive a dividend from the Fund into which you are exchanging on the date of the exchange.

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You will automatically be eligible for telephone exchanges, unless you check the box on the new account application form to decline this privilege. It is recommended that you provide the necessary information for the telephone exchange option on your initial application. If you do not do this and later wish to take advantage of the privilege, you may call MTB Funds Shareholder Services for authorization forms.

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Shareholders who accept the telephone exchange service authorize the Trust and its agents to act upon their telephonic instructions to exchange Shares from any account for which they have authorized such services. Exchanging Fund Shares over the telephone is extremely convenient, but not without risk. Although the Fund has created certain safeguards and procedures to confirm the identity of callers and the authenticity of instructions, the Fund is not responsible for any losses or costs incurred by following telephone instructions we reasonably believe to be genuine. If you or your financial intermediary transact with the Fund over the telephone, you will generally bear the risk of any loss.

Exchanging Shares by Mail

You may exchange Shares by mail by sending your written request to:

MTB Group of Funds
P.O. Box 4556
Buffalo, New York 14240-4556

All written requests must include your name, the Fund’s name and Share class, your account number, and the number of shares or dollar amount you wish to exchange and the name of the Fund into which the exchange is to be made.

Systematic Transfer/Exchange Plan (STEP)

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You may exchange Shares from one Fund into the same share class of another Fund on a monthly, quarterly or annual basis. Exchanges must be at least $25 and are subject to limitations and any applicable sales charges as described above. For more information and an application form for the Systematic Transfer/Exchange Plan, call MTB Funds Shareholder Services at (800) 836-2211.

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Account and Share Information

Corporate Resolutions

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Corporations, trusts and institutional organizations may be required to furnish evidence of the authority of persons designated on the account application to effect transactions on behalf of the organization.

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Confirmations and Account Statements

Except with respect to the Money Market Funds, you will receive confirmation of purchases, redemptions and exchanges (except systematic transactions). Shareholders of all Funds will receive periodic statements reporting all account activity, including systematic transactions, dividends and capital gains paid.

Dividends and Capital Gains

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DIVIDENDS DECLARED/
FUND	DIVIDENDS PAID

International Equity Fund, Small Cap Growth Fund,
Multi Cap Growth Fund	Annually/Annually

Small Cap Stock Fund, Mid Cap Growth Fund,
Mid Cap Stock Fund, Large Cap Growth Fund,
Large Cap Stock Fund, Equity Index Fund,
Large Cap Value Fund, Social Balanced Fund,
Balanced Fund	Quarterly/Quarterly

Equity Income Fund	Monthly/Monthly

Intermediate-Term Bond Fund, Income Fund,
Short-Term Corporate Bond Fund, Maryland
Municipal Bond Fund, Pennsylvania Municipal
Bond Fund, New York Municipal Bond Fund,
U.S. Government Bond Fund, Short Duration
Government Bond Fund, Money Market Fund,
Prime Money Market Fund, Pennsylvania Tax-
Free Money Market Fund, Tax-Free Money
Market Fund, New York Tax-Free Money
Market Fund, U.S. Government
Money Market Fund, U.S. Treasury
Money Market Fund	Daily/Monthly

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Only shareholders of a Fund on the record date are entitled to receive payments of dividends and/or capital gains.

The Money Market Funds do not expect to realize any capital gains or losses. If capital gains or losses were to occur, they could result in an increase or decrease in dividends.

In addition, each Fund intends to pay any capital gains at least annually. Your dividends and capital gains distributions will be automatically reinvested in additional Shares without a sales charge, unless you elect cash payments.

If you purchase Shares just before a Fund declares a dividend (other than a Fund that declares dividends daily) or capital gain distribution, you will pay the full price for the Shares and then receive a portion of the price back in the form of a distribution, whether or not you reinvest the distribution in Shares. Therefore, you should consider the tax implications of purchasing Shares shortly before a Fund declares a dividend or capital gain.

Accounts with Low Balances

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Due to the high cost of maintaining accounts with low balances, non-retirement accounts may be closed if redemptions or exchanges cause the account balance to fall below $250 (for Class S Shares, this is subject to the status of the Sweep Account). Before an account is closed, you will be notified and allowed 30 days to purchase additional Shares to meet the minimum account balance required.

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Tax Information

The Funds send you an annual statement of your account activity to assist you in completing your federal, state and local tax returns. Fund distributions of dividends and capital gains are taxable to you whether paid in cash or reinvested in a Fund. Tax information will be mailed to you on or before January 31 each year. Capital gains distributions are taxable at different rates depending upon the length of time a Fund holds its assets.

The Funds’ distributions are expected to be as follows:

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DISTRIBUTIONS ARE EXPECTED
FUND	TO BE PRIMARILY:

International Equity Fund, Small Cap Growth
Fund, Small Cap Stock Fund, Mid Cap Growth
Fund, Mid Cap Stock Fund, Multi Cap Growth
Fund, Large Cap Growth Fund, Large Cap
Stock Fund, Equity Index Fund	Capital Gains

Large Cap Value Fund, Equity Income Fund,
Social Balanced Fund, Balanced Fund	Dividends and Capital Gains

Intermediate-Term Bond Fund, Income Fund,
Short-Term Corporate Bond Fund, Maryland
Municipal Bond Fund, Pennsylvania Municipal
Bond Fund, New York Municipal Bond Fund,
U.S. Government Bond Fund, Short Duration
Government Bond Fund, Money Market Fund,
Prime Money Market Fund, Pennsylvania Tax-Free
Money Market Fund, Tax-Free Money Market Fund,
New York Tax-Free Money Market Fund,
U.S. Government Money Market Fund,
U.S. Treasury Money Market Fund	Dividends

It is anticipated that distributions for Maryland Municipal Bond Fund, New York Municipal Bond Fund, New York Tax-Free Money Market Fund, Pennsylvania Municipal Bond Fund, Pennsylvania Tax-Free Money Market Fund and Tax-Free Money Market Fund will be primarily dividends that are exempt from federal income tax, although a portion of each Fund’s dividends may not be exempt. Dividends may be subject to state and local taxes, although each of these Fund’s dividends will be exempt from Maryland, New York or Pennsylvania state personal income tax to the extent that they are derived from interest on obligations exempt from Maryland, New York or Pennsylvania personal income taxes, respectively.

Redemptions and exchanges are taxable sales. Capital gains and non-exempt dividends are taxable whether paid in cash or reinvested in the Fund. Please consult your tax advisor regarding your federal, state and local tax liability.

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Who Manages the Funds?

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The Board of Trustees (the Board) governs the Funds. The Board selects and oversees the Advisor, MTB Investment Advisors, Inc. (“MTBIA”), a subsidiary of M&T Bank. The Advisor manages each Fund’s assets, including buying and selling portfolio securities. The Advisor’s address is 100 E. Pratt Street, 17th Floor, Baltimore, MD 21202.

On August 22, 2003, the investment advisory operations of M&T Asset Management, a department of M&T Bank, which was the pre-Reorganization advisor to the Trust, were transferred to Allied Investment Advisors, Inc. (which was renamed MTB Investment Advisors, Inc.) and effective on that date MTB Investment Advisors, Inc. became the investment advisor to the Trust.

M&T Bank is the principal banking subsidiary of M&T Bank Corporation, a regional bank holding company in existence since 1969. M&T Bank was founded in 1892 and provides comprehensive banking and financial services to individuals, governmental entities and businesses throughout New York State, Pennsylvania, Maryland and parts of Virginia, West Virginia, the District of Columbia and Delaware. As of June 30, 2003, M&T Bank had over $24 billion in assets under management. MTBIA and entities affiliated with MTBIA or its predecessors have served as investment advisor to MTB Funds since 1988 and, as of August 22, 2003 it managed approximately $6.5 billion in net assets of money market funds and $2.7 billion in net assets of fluctuating mutual funds. As part of its regular banking operations, M&T Bank may make loans to public companies. Thus, it may be possible, from time to time, for the Funds to hold or acquire the securities of issuers which are also lending clients of M&T Bank. The lending relationship will not be a factor in the selection of securities.

For its services under an Advisory Contract, the Advisor receives an annual Advisory Fee from each Fund, equal to a percentage of each Fund’s average daily net assets as follows:

FUND	ADVISORY FEE

International Equity Fund	1.00%

Small Cap Growth Fund	0.85%

Small Cap Stock Fund	0.85%

Mid Cap Growth Fund	0.85%

Mid Cap Stock Fund	0.85%

Multi Cap Growth Fund	0.70%

Large Cap Growth Fund	0.85%

Large Cap Stock Fund	0.85%

Equity Index Fund	0.20%

Large Cap Value Fund	0.70%

Equity Income Fund	0.70%

Social Balanced Fund	0.70%

Balanced Fund	0.65%

Intermediate-Term Bond Fund	0.70%

Income Fund	0.60%

Short-Term Corporate Bond Fund	0.70%

Maryland Municipal Bond Fund	0.70%

Pennsylvania Municipal Bond Fund	0.70%

New York Municipal Bond Fund	0.70%

U.S. Government Bond Fund	0.70%

Short Duration Government Bond Fund	0.60%

Money Market Fund	0.50%

Tax-Free Money Market Fund	0.50%

Pennsylvania Tax-Free Money Market Fund	0.50%

New York Tax-Free Money Market Fund	0.50%

U.S. Government Money Market Fund	0.50%

U.S. Treasury Money Market Fund	0.50%

The Advisor may voluntarily waive a portion of its fee or reimburse a Fund for certain operating expenses.

In addition to the investment management services provided by MTBIA, MTBIA’s affiliate M&T Securities, Inc. also provides administrative services to the Funds and is entitled to receive a maximum fee of 0.04% of the Funds’ average daily net assets for such administrative services. M&T Securities, Inc. and its affiliates also may receive up to 0.25% of average daily net assets of the Funds’ Institutional Shares, Institutional I Shares and Class S Shares for shareholder services and up to 0.25% of average daily net assets of the Funds’ Institutional II Shares,

Institutional Shares and Class S Shares for distribution services provided to the Funds.

Sub-Advisors

The Advisor has entered into a Sub-Advisory Agreement with UBS Global Asset Management (America) Inc. (UBS), which sub-advises International Equity Fund. UBS is a wholly-owned subsidiary of UBS AG. UBS was organized in 1989 and was acquired by Swiss Bank Corporation, a predecessor company of UBS AG. As of December 31, 2002, UBS managed approximately $403 billion in assets. Subject to the supervision of the Advisor and the Board and in accordance with the investment objective and restrictions of International Equity Fund, UBS manages International Equity Fund, makes decisions with respect to and places orders for all purchases and sales of its portfolio securities, and maintains the records relating to such purchases and sales. For its services, UBS receives a fee based upon a percentage of the International Equity Fund’s average daily net assets, which is paid by the Advisor and not by the Fund.

The Advisor has entered into a Sub-Advisory Agreement with LSV Asset Management (LSV), which sub-advises the value equity portion of the Small Cap Stock Fund. LSV is an active quantitative value equity money manager. As of December 31, 2002, LSV oversaw approximately $9.68 billion of client assets in a broad range of investment styles for retirement plans, endowments and foundations, corporations, public funds and mutual fund sponsors. Subject to the supervision of the Advisor and the Board and in accordance with the investment objective and restrictions of the Fund, LSV manages the value equity portion of Small Cap Stock Fund, makes decisions with respect to and places orders for all purchases and sales of its portfolio securities, and maintains the Fund’s records relating to such purchases and sales. For its services, LSV receives a fee based upon a percentage of the Small Cap Stock Fund’s average daily net assets, which is paid by the Advisor and not by the Fund.

The Advisor has entered into a Sub-Advisory Agreement with Mazama Capital Management, Inc. (Mazama), which sub-advises the growth equity portion of Small Cap Stock Fund. Mazama focuses solely on small cap investing and has managed small cap portfolios since 1993. As of December 31, 2002, Mazama oversaw approximately $1.44 billion of client assets in institutional accounts for corporations, public funds and mutual fund sponsors. Subject to the supervision of the Advisor and the Board and in accordance with the investment objective and restrictions of the Fund, Mazama manages the growth equity portion of Small Cap Stock Fund, makes decisions with respect to and places orders for all purchases and sales of its portfolio securities, and maintains the Fund’s records relating to such purchases and sales. For its services, Mazama receives a fee based upon a percentage of the Small Cap Stock Fund’s average daily net assets, which is paid by the Advisor and not by the Fund.

The Advisor has entered into a Sub-Advisory Agreement with Independence Investment LLC (Independence), which sub-advises Mid Cap Stock Fund. Independence has complete discretion to manage portfolio securities of the Fund, subject to the Fund’s investment objective, policies and limitations. Independence is a registered investment advisor founded in 1982 and a subsidiary of John Hancock Financial. As of December 31, 2002, Independence and its subsidiaries managed approximately $18.9 billion in assets. For its services, Independence receives a fee based upon a percentage of the Mid Cap Stock Fund’s average daily net assets, which is paid by the Advisor and not by the Fund.

The Advisor has entered into a Sub-Advisory Agreement with Montag & Caldwell, Inc. (Montag & Coldwell), which sub-advises Large Cap Growth Fund. Montag & Caldwell has complete discretion to manage portfolio securities of the Fund, subject to the Fund’s investment objective, policies and limitations and subject to supervision of and oversight by the Advisor and the Fund’s Board. Montag & Caldwell and its predecessors have been engaged in the business of providing investment counseling to individuals and institutions since 1945. Total assets under management for all clients (including two other mutual funds) were approximately $24 billion as of December 31, 2002. For its services, Montag & Caldwell receives a fee based upon a percentage of the Large Cap Growth Fund’s average daily net assets, which is paid by the Advisor and not by the Fund.

The Advisor has entered into a Sub-Advisory Agreement with Federated Investment Management Company (FIMCO), which sub-advises New York Tax-Free Money Market Fund. FIMCO has complete discretion to manage portfolio securities of the Fund, subject to the Fund’s investment objective, policies and limitations. FIMCO is a registered investment advisor and a subsidiary of Federated. FIMCO and other subsidiaries of Federated advise approximately 138 mutual funds and a variety of separate accounts, which totaled approximately $195 billion in assets as of December 31, 2002. For its services FIMCO receives a fee based upon a percentage of the New York Tax-Free Money Market’s average daily net assets, which is paid by the Advisor and not by the Fund.

The Advisor (subject to the approval of the Board) may select and replace sub-advisors and amend Sub-Advisory agreements between the Advisor and the sub-advisors without obtaining shareholder approval. Accordingly, the Advisor may (subject to Board approval) appoint and replace sub-advisors and amend Sub-Advisory agreements without obtaining shareholder approval. The foregoing applies to all Funds except MTB Money Market Fund.

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Portfolio Managers

UBS’s Global Equity Committee is responsible for the day-to-day management of International Equity Fund.

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Mark Stevenson is co-portfolio manager of Managed

Allocation Fund-Aggressive Growth, Managed Allocation Fund-Moderate Growth and Managed Allocation Fund-Conservative Growth. Mr. Stevenson is a Vice President of MTBIA. Prior to joining M&T in October 2000, Mr. Stevenson was with Martindale Andres & Company since 1990, where he managed retirement plan and personal trust assets for the clients of Martindale. He is a Chartered Financial Analyst.

Thomas D. DeHudy is a co-portfolio manager of Multi Cap Growth Fund. Mr. DeHudy has been a Vice President and Portfolio Manager of MTBIA since 2001. Mr. DeHudy is also an equity analyst and provides research coverage for the technology sector and selected consumer cyclical areas. He was an analyst with Lord, Abbett & Co. from 1999 until he joined MTBIA. Prior to that, he was a portfolio manager and analyst with Howard Hughes Medical Institute, which he joined in 1989. Mr. DeHudy has more than 20 years of experience in investment research. He is a Chartered Financial Analyst and earned his M.P.P. from the University of Michigan.

H. Giles Knight is a co-portfolio manager of Small Cap Growth Fund. He has been a Vice President and a Portfolio Manager of MTBIA since 1996. He was a Senior Vice President of Allfirst Bank from 1995 until its acquisition by M&T Bank on April 1, 2003. Mr. Knight has more than 30 years of experience in the investment industry. He earned his B.A. from Dartmouth College and his M.B.A. from Bernard Baruch School of Business, City College of New York.

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The value equity portion of Small Cap Stock Fund is managed by LSV’s team of portfolio managers, who are supported by specialized fundamental, quantitative and technical analysts. The role of the portfolio management team includes quantitative modeling, research, performance measurement and attribution analysis, benchmarking, optimization and programming. The team conducts ongoing research relating to management of the value equity portion of the Fund.

The growth equity portion of Small Cap Stock Fund is managed by Mazama’s team of portfolio managers who are supported by specialized fundamental, quantitative and technical analysts.

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Mark Schultz is a co-portfolio manager of Mid Cap Growth Fund, and a co-portfolio manager of Large Cap Stock Fund. Mr. Schultz has been a Vice President and Portfolio Manager of MTBIA since April 2003 and a Vice President of M&T Bank since July 2001. As an analyst, Mr. Schultz focuses on technology and diversified financial companies. Prior to joining M&T, Mr. Schultz worked as a portfolio manager with Caldwell Securities Ltd. in Toronto, Canada from June 1996 to September 1999, and was engaged in the process of becoming a permanent U.S. resident from September 1999 through July 2001. He began his career with Royal Bank of Canada in country risk analysis and multinational corporate banking. Mr. Schultz holds his chartered financial analyst designation (CFA) and a doctorate in politics from the University of Oxford.

Thomas R. Pierce is a co-portfolio manager of Large Cap Stock Fund, Managed Allocation Fund – Aggressive Growth, Managed Allocation Fund – Moderate Growth and Managed Allocation Fund – Conservative Growth. Mr. Pierce has been a Vice President and Portfolio Manager of MTBIA since April 2003 and Vice President of M&T Bank since January 1995. Prior to joining M&T, Mr. Pierce was employed by Merit Investment Advisors where he acted as Director of Fixed Income Product and Trading since 1993. For the period from 1987 to 1993, Mr. Pierce served as Fixed Income Manager at ANB Investment Management Company, where he directed the management of $3.5 billion of active and passive fixed income portfolios. Mr. Pierce is a Chartered Financial Analyst. He has a B.A. in Economics from Washington University and an M.B.A. from the University of Chicago.

James Thorne is a co-portfolio manager of Small Cap Growth Fund. Mr. Thorne has been a Vice President and Portfolio Manager of MTBIA, since April 2003 concentrating on equity selections as well as economic forecasting. Mr. Thorne has also been a Vice President of M&T Bank since February 2001. From February 1994 through December 2000, he was Portfolio Manager at Caldwell Securities Investment Management. Prior to 1994, Mr. Thorne was a professor at the Schulich School of Business and at Bishop’s University. Mr. Thorne received his Ph.D. in Economics in the fields of Finance and Industrial Organization from York University in June 1993.

Clyde L. Randall II is a co-portfolio manager of Large Cap Value Fund and Equity Income Fund. Mr. Randall has been a Vice President and a Portfolio Manager of MTBIA since 1996 and a Vice President of M&T Bank since April 2003. He was a Vice President of Allfirst Bank from 1995 until its acquisition by M&T Bank on April 1, 2003. He has more than 14 years of experience in investment research and equity analysis. He earned his B.A. from the University of Vermont, and is a Chartered Financial Analyst.

Allen J. Ashcroft, Jr. is a co-portfolio manager of Mid Cap Growth Fund, Balanced Fund and Social Balanced Fund. He has been a Vice President and Portfolio Manager of MTBIA since 1996 and a Vice President of M&T Bank since April 2003. He was a Vice President of Allfirst Bank from 1995 until its acquisition by M&T Bank on April 1, 2003. Mr. Ashcroft has more than 20 years of experience in investment research and equity analysis. He earned his B.A. from the University of Pittsburgh.

J. Eric Leo is a co-portfolio manager of Multi-Cap Growth Fund, Balanced Fund and Social Balanced Fund. Mr. Leo has been a Vice President and Portfolio Manager of MTBIA since 1997 and a Vice President of M&T Bank since April 1, 2003. Mr. Leo has more than 30 years of experience in the investment industry. He earned his B.S. from the University of Richmond School of Business Administration.

Barbara L. Rishel is a co-portfolio manager of Large Cap Value Fund and Equity Income Fund. Ms. Rishel has been a Vice President and Portfolio Manager of MTBIA since 2001. She is also an equity analyst. Ms. Rishel was a research analyst for The Adams Express Co. from 1997 until she joined MTBIA. She has more than 15 years of experience in the investment industry. She earned both her B.S. and M.B.A. from the University of Baltimore.

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David L. Watson has managed Large Cap Growth Fund since its inception in March 2000. Since 1998, Mr. Watson has been a Vice President and Senior Portfolio Manager of Montag & Caldwell, Inc. Mr. Watson has over 18 years of equity and fixed income investment management experience. He established an office for Merrill Lynch Asset Management in Atlanta in 1997 and was employed there through 1998. Prior to 1997, Mr. Watson was employed as a senior portfolio manager with Trusco Capital Management in Atlanta. Mr. Watson received his Bachelor’s degree in Finance from Mississippi State University and his M.B.A. from the Goizueta Business School of Emory University. He is a Chartered Financial Analyst and member of the Atlanta Society of Financial Analysts.

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Clarence W. Woods, Jr. is a co-portfolio manager of Equity Index Fund. Mr. Woods has been a Vice President and Portfolio Manager of, and Chief Equity Trader for, MTBIA since 1996. He heads the equity-trading unit. Mr. Woods has more than 17 years experience in the investment industry.

Peter C. Hastings is a co-portfolio manager of Equity Index Fund. Mr. Hastings has been a Vice President and Portfolio Manager of MTBIA since 1997. Mr. Hastings has more than 6 years of experience in the investment industry.

Robert J. Truesdell is a co-portfolio manager of Short Duration Government Bond Fund and has supervised the management of U.S.Government Bond Fund since its inception. Mr. Truesdell also oversees the MTB Money Market Funds. Mr. Truesdell has been a Vice President and Portfolio Manager of MTBIA since 2003, and has been with MTBIA’s parent, M&T Bank, since 1988. Mr. Truesdell joined M&T Bank as Vice President and Fixed Income Manager in 1988. He holds an M.B.A. in Accounting from the State University of New York at Buffalo.

Wilmer C. Stith III is the portfolio manager of Short-Term Corporate Bond Fund, and a co-portfolio manager of Income Fund, Intermediate-Term Bond Fund and U.S. Government Bond Fund. He has been a Vice President and Portfolio Manager of MTBIA since 1996. He manages separate account money market-style accounts, assists in the management of the money market portfolios, and is responsible for analyzing and trading various fixed income securities. Mr. Stith has more than 10 years of experience in the investment industry. He is a Chartered Financial Analyst. Mr. Stith earned his B.A. from Kenyon College and his M.B.A. from Loyola College in Maryland.

James M. Hannan is a co-portfolio manager of Income Fund, U.S. Government Bond Fund, Short Duration Government Bond Fund, Balanced Fund and Social Balanced Fund. He is also responsible for several separately managed institutional portfolios. Mr. Hannan has been a Vice President and Portfolio Manager of MTBIA since 1996 and a Vice President of M&T Bank since April 1, 2003. He was a Vice President of Allfirst Bank from 1987 until its acquisition by M&T Bank in April 2003. He has more than 15 years of experience in the investment industry. Mr. Hannan earned his B.S. from the University of Maryland and his M.B.A. from George Washington University.

Colleen M. Marsh is a co-portfolio manager of Intermediate-Term Bond Fund and Pennsylvania Municipal Bond Fund. She has been a Vice President and Fixed Income Portfolio Manager of MTBIA since April 2003. She serves on MTBIA’s Fixed Income Committee, which is responsible for the analysis of interest rate movements, the economic outlook, portfolio strategy, and credit analysis. Ms. Marsh has also been Vice President of M&T Bank since October 2000. Prior to joining M&T, Ms. Marsh was Director of Fixed Income at Martindale Andres & Company (Martindale) in Philadelphia, a subsidiary of Keystone Financial, Inc. She was Vice President for Keystone Financial Bank, N.A. and managed funds and portfolios in its Trust Department from 1985 until Keystone was acquired by M&T Bank in October 2000. Ms. Marsh has a B.S. in Business Economics from Bloomsburg University.

Susan L. Schnaars is the portfolio manager of Maryland Municipal Bond Fund and a co-portfolio manager of Pennsylvania Municipal Bond Fund. Ms. Schnaars is also responsible for managing several large institutional accounts. She has been a Vice President and a Portfolio Manager of MTBIA since 1996 and a Vice President of M&T Bank since April 1, 2003. She was a Vice President of Allfirst Bank from 1995 until its acquisition by M&T Bank in April 2003. Ms. Schnaars is a Chartered Financial Analyst and a Certified Public Accountant, and has more than 12 years of experience in the investment industry. She earned her B.S. and M.S. from Drexel University.

Mark Tompkins is the portfolio manager of New York Municipal Bond Fund and a co-portfolio manager of U.S. Government Bond Fund. He has been a Vice President and a Portfolio Manager of MTBIA since April 2003. He is responsible for managing fixed income portfolios. He has also been an Assistant Vice President of M&T Bank since August 1998. Prior to joining M&T Bank in August 1998, Mr. Tompkins spent over 4 years as a Portfolio Manager with Karpus Investment Management in Rochester, New York. At Karpus, he was responsible for managing fixed income investments for various portfolios including corporations and high net worth individuals. Mr. Tompkins holds a B.S. in Mechanical Engineering from Oakland University and an M.B.A. in Finance and Accounting from Syracuse University. He is a Chartered Financial Analyst candidate and a member of the Bond Club of Buffalo.

FIMCO is responsible for the day-to-day management of New York Tax-Free Money Market Fund.

Independence’s investment team is responsible for the day-to-day management of Mid Cap Stock Fund. Independence provides prudent, structured decision making from a recognized institutional money manager; a dedicated research group including both fundamental and quantitative analysts; and a goal of consistent performance and controlling risk.

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Financial Highlights

The following financial highlights are intended to help you understand the financial performance of each MTB Fund’s Institutional Shares, Institutional I Shares, Institutional II Shares and Class S Shares for the past five fiscal years, or since inception, if the life of the Fund is shorter. Some of the information is presented on a per Share basis. Total returns represent the rate an investor would have earned (or lost) on an investment in a Fund, assuming reinvestment of all dividends and capital gains.

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MTB Small Cap Stock Fund and MTB International Equity Fund acquired the assets of a corresponding portfolio of the Governor Funds in a tax-free reorganization on January 8, 2001. Each Governor Fund was deemed the “accounting survivor”. The following financial information incorporates the operations of these funds as portfolios of the Governor Funds prior to January 8, 2001.

MTB Large Cap Stock Fund, MTB Equity Index Fund, MTB Equity Income Fund, MTB Mid Cap Growth Fund, MTB Small Cap Growth Fund, MTB Multi Cap Growth Fund, MTB Balanced Fund, MTB Social Balanced Fund, MTB Income Fund, MTB Intermediate-Term Bond Fund, MTB Short-Term Corporate Bond Fund, MTB Maryland Municipal Bond Fund, MTB Pennsylvania Municipal Bond Fund, MTB U.S. Government Money Market Fund, MTB Tax-Free Money Market Fund and MTB Pennsylvania Tax-Free Money Market Fund (the “ARK Survivors”) acquired a corresponding portfolio of the ARK Funds in a tax free reorganization on August 15, 2003 or August 22, 2003. Each ARK Fund was deemed the “accounting survivor.” The following financial information incorporates the information of the relevant ARK Fund as of the fical year ended April 30, 2003.

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The information for the MTB Funds (other than the ARK Survivors) has been audited by Ernst & Young, LLP, whose report, along with the Funds’ audited financial statements, is included in the April 30, 2003 Annual Report of the Trust. The fiscal year end information for the ARK Survivors has been audited by KPMG LLP, whose report, along with the Funds’ audited financial statements, is included in the April 30, 2003 Annual Report of the ARK Funds.

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MTB Group of Funds (formerly VISION Group of Funds)

Financial Highlights

(For a share outstanding throughout each period)
											Ratios to Average Net Assets
							Distributions
		Net Asset		Net Realized		Distributions	from Net									Net Assets,
Year		Value,	Net	and Unrealized	Total from	from Net	Realized		Net Asset			Net		Expense		end
Ended		beginning	Investment	Gain on	Investment	Investment	Gain on	Total	Value, end	Total		Investment		Waiver/		of period
April 30,		of period	Income	Investments	Operations	Income	Investments	Distributions	of period	Return (a)	Expenses	Income		Reimbursement (b)		(000 omitted)
U.S. Treasury Money Market Fund
Class A Shares (c)
1999		$1.00	0.04	—	0.04	(0.04)	—	(0.04)	$1.00	4.54%	0.59%	4.49%		0.08%		$498,548

2000		$1.00	0.05	—	0.05	(0.05)	—	(0.05)	$1.00	4.71%	0.58%	4.62%		0.08%		$423,685

2001		$1.00	0.05	—	0.05	(0.05)	—	(0.05)	$1.00	5.60%	0.59%	5.45%		0.09%		$790,307

2002		$1.00	0.02	—	0.02	(0.02)	—	(0.02)	$1.00	2.38%	0.59%	2.27%		0.09%		$741,357

2003		$1.00	0.01	—	0.01	(0.01)	—	(0.01)	$1.00	0.93%	0.61%	0.93%		0.09%		$622,086

U.S. Treasury Money Market Fund
Class S Shares (c)
1999	(d)	$1.00	0.04	—	0.04	(0.04)	—	(0.04)	$1.00	3.77%	0.84%(e)	4.17	%(e)	0.08	%(e)	$21,153

2000		$1.00	0.04	—	0.04	(0.04)	—	(0.04)	$1.00	4.45%	0.83%	4.36%		0.08%		$20,704

2001		$1.00	0.05	—	0.05	(0.05)	—	(0.05)	$1.00	5.34%	0.84%	5.26%		0.09%		$21,070

2002		$1.00	0.02	—	0.02	(0.02)	—	(0.02)	$1.00	2.12%	0.84%	2.03%		0.09%		$26,138

2003		$1.00	0.01	—	0.01	(0.01)	—	(0.01)	$1.00	0.68%	0.86%	0.70%		0.09%		$18,011

U.S. Government Money Market Fund
Institutional I Shares (g)
1999		$1.00	0.05	—	0.05	(0.05)	—	(0.05)	$1.00	5.00%	0.40%	4.86%		0.59%		$1,428,064

2000		$1.00	0.05	—	0.05	(0.05)	—	(0.05)	$1.00	5.16%	0.41%	5.05%		0.59%		$1,414,772

2001		$1.00	0.06	—	0.06	(0.06)	—	(0.06)	$1.00	6.00%	0.40%	5.82%		0.58%		$1,243,512

2002		$1.00	0.03	—	0.03	(0.03)	—	(0.03)	$1.00	2.63%	0.42%	2.56%		0.60%		$1,327,751

2003		$1.00	0.01	—	0.01	(0.01)	—	(0.01)	$1.00	1.25%	0.43%	1.26%		0.56%		$1,232,568

U.S. Government Money Market Fund
Institutional II Shares (g)
1999		$1.00	0.05		—	0.05	(0.05)	—	(0.05)	$1.00	4.95%	0.45%		4.76%		0.56%		$142,144

2000		$1.00	0.05		—	0.05	(0.05)	—	(0.05)	$1.00	5.08%	0.48%		4.91%		0.59%		$84,503

2001		$1.00	0.06		—	0.06	(0.06)	—	(0.06)	$1.00	5.92%	0.47%		5.69%		0.58%		$166,335

2002		$1.00	0.02	(f)	—	0.02	(0.02)	—	(0.02)	$1.00	2.55%	0.49%		2.35%		0.60%		$262,495

2003		$1.00	0.01		—	0.01	(0.01)	—	(0.01)	$1.00	1.18%	0.50%		1.17%		0.56%		$259,017

New York Tax-Free Money Market Fund
Class A Shares (h)
1999		$1.00	0.03		—	0.03	(0.03)	—	(0.03)	$1.00	2.75%	0.58%		2.69%		0.14%		$110,291

2000		$1.00	0.03		—	0.03	(0.03)	—	(0.03)	$1.00	2.97%	0.60%		3.00%		0.09%		$172,791

2001		$1.00	0.03		—	0.03	(0.03)	—	(0.03)	$1.00	3.52%	0.62%		3.44%		0.09%		$158,359

2002		$1.00	0.02		—	0.02	(0.02)	—	(0.02)	$1.00	1.62%	0.63%		1.59%		0.09%		$187,043

2003		$1.00	0.01		—	0.01	(0.01)	—	(0.01)	$1.00	0.86%	0.61%		0.86%		0.09%		$191,859

Pennsylvania Tax-Free Money Market Fund
Institutional I Shares(i)
2002	(j)	$1.00	0.02		—	—	(0.02)	—	—	$1.00	1.54%	0.57	%(e)	1.51	%(e)	0.19	%(e)	$24,051

2003	(j)	$1.00	0.01		—	—	(0.01)	—	—	$1.00	0.86%	0.58%		0.88%		0.43%		$13,453

Pennsylvania Tax-Free Money Market Fund
Institutional II Shares (i)
2002	(k)	$1.00	0.01		—	—	(0.01)	—	—	$1.00	1.46%	0.57%(e)		1.45	%(e)	0.29	%(e)	$2,068

2003		$1.00	0.01		—	—	(0.01)	—	—	$1.00	0.86%	0.58%		0.83%		0.73%		$3,439

(a)	Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.
(b)	This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.
(c)	Formerly VISION Treasury Money Market Fund.
(d)	Reflects operations for the period from June 8, 1998 (date of public investment) to April 30, 1999.
(e)	Computed on an annualized basis.
(f)	Represents less than $0.01.
(g)	Formerly ARK U.S. Government Money Market Portfolio.
(h)	Formerly VISION New York Tax-Free Money Market Fund.
(i)	Formerly ARK Pennsylvania Tax-Free Portfolio.
(j)	Reflects operations for the period from May 1, 2001 (date of initial public investment) to April 30, 2002.
(k)	Reflects operations for the period from May 11, 2001 (date of initial public investment) to April 30, 2002.

MTB Group of Funds (formerly VISION Group of Funds)

Financial Highlights

(For a share outstanding throughout each period)
												Ratios to Average Net Assets
							Distributions
		Net Asset		Net Realized		Distributions	from Net								Net Assets,
Year		Value,	Net	and Unrealized	Total from	from Net	Realized		Net Asset			Net	Expense		end	Portfolio
Ended		beginning	Investment	Gain (Loss) on	Investment	Investment	Gain on	Total	Value, end	Total		Investment	Waiver/		of period	Turnover
April 30,		of period	Income	Investments	Operations	Income	Investments	Distributions	of period	Return (a)	Expenses	Income	Reimbursement (b)		(000 omitted)	Rate
Tax-Free Money Market Fund
Institutional I Shares (c)
1999		$1.00	0.03	—	0.03	(0.03)	—	(0.03)	$1.00	2.99%	0.36%	2.95%	0.60%		$77,896	—

2000		$1.00	0.03	—	0.03	(0.03)	—	(0.03)	$1.00	3.17%	0.37%	3.12%	0.60%		$63,666	—

2001		$1.00	0.04	—	0.04	(0.04)	—	(0.04)	$1.00	3.73%	0.36%	3.67%	0.59%		$62,052	—

2002		$1.00	0.02	—	0.02	(0.02)	—	(0.02)	$1.00	1.77%	0.37%	1.73%	0.61%		$69,275	—

2003		$1.00	0.01	—	0.01	(0.01)	—	(0.01)	$1.00	1.00%	0.39%	0.99%	0.60%		$96,729	—

Tax-Free Money Market Fund
Institutional II Shares (c)
1999		$1.00	0.03	—	0.03	(0.03)	—	(0.03)	$1.00	2.94%	0.41%	2.87%	0.57%		$43,575	—

2000		$1.00	0.03	—	0.03	(0.03)	—	(0.03)	$1.00	3.10%	0.44%	3.04%	0.60%		$35,256	—

2001		$1.00	0.04	—	0.04	(0.04)	—	(0.04)	$1.00	3.66%	0.43%	3.53%	0.59%		$43,993	—

2002		$1.00	0.02	—	0.02	(0.02)	—	(0.02)	$1.00	1.70%	0.44%	1.74%	0.61%		$32,358	—

2003		$1.00	0.01	—	0.01	(0.01)	—	(0.01)	$1.00	0.93%	0.46%	0.92%	0.61%		$48,218	—

Money Market Fund
Class S Shares (d)
1999	(e)	$1.00	0.04	—	0.04	(0.04)	—	(0.04)	$1.00	3.98%	0.88%(f)	4.42%(f)	0.05	%(f)	$16,368	—

2000		$1.00	0.05	—	0.05	(0.05)	—	(0.05)	$1.00	4.69%	0.88%	4.71%	0.05%		$48,760	—

2001		$1.00	0.05	—	0.05	(0.05)	—	(0.05)	$1.00	5.59%	0.89%	5.48%	0.05%		$61,450	—

2002		$1.00	0.02	—	0.02	(0.02)	—	(0.02)	$1.00	2.13%	0.98%	1.96%	0.17%		$112,156	—

2003		$1.00	0.01	—	0.01	(0.01)	(0.00)(g)	(0.01)	$1.00	0.61%	1.00%	0.63%	0.20%		$81,002	—

Money Market Fund
Institutional Shares (d)
2002	(h)	$1.00	0.01		—		0.01	(0.01)	—	(0.01)	$1.00	1.19%	0.61	%(f)	1.55	%(f)	0.36	%(f)	$2,805	—

2003		$1.00	0.01		—		0.01	(0.01)	(0.00)(g)	(0.01)	$1.00	1.02%	0.60%		0.99%		0.35%		$2,757	—

Prime Money Market Fund
Institutional Shares (i)
1998	(j)	$1.00	0.05		0.00	(g)	—	(0.05)	—	(0.05)	$1.00	5.19%	0.48%		5.14%		0.76%		$217,861	—

1999	(j)	$1.00	0.05		0.00	(g)	—	(0.05)	—	(0.05)	$1.00	4.80%	0.49%		4.68%		0.80%		$261,561	—

2000	(j)	$1.00	0.05		0.00	(g)	—	(0.05)	—	(0.05)	$1.00	5.46%	0.47%		5.34%		0.70%		$282,014	—

2001	(k),(l)	$1.00	0.05		—		—	(0.05)	—	(0.05)	$1.00	4.81%	0.53	%(f)	5.76	%(f)	0.21	%(f)	$186,013	—

2002		$1.00	0.03		—		—	(0.03)	—	(0.03)	$1.00	2.63%	0.41%		2.54%		0.30%		$218,819	—

2003		$1.00	0.01		—		—	(0.01)	—	(0.01)	$1.00	1.21%	0.40%		1.20%		0.30%		$248,812	—

Short Duration Government Bond Fund
Institutional I Shares (m)
1998	(n)	$10.00	0.56		(0.04)		0.52	(0.56)	(0.00)(g)	(0.56)	$9.96	5.39%	0.65	%(f)	5.58	%(f)	1.18	%(f)	$29,360	482

1999	(j)	$9.96	0.54		(0.13)		0.41	(0.54)	(0.00)(g)	(0.54)	$9.83	4.25%	0.59%		5.51%		1.03%		$52,041	519

2000	(j)	$9.83	0.55		(0.14)		0.41	(0.55)	—	(0.55)	$9.69	4.31%	0.61%		5.77%		0.94%		$73,140	237

2001	(k)(l)	$9.69	0.50		0.11		0.61	(0.49)	—	(0.49)	$9.81	6.47%	0.71	%(f)	6.05	%(f)	0.21	%(f)	$56,282	158

2002		$9.81	0.62	(o)	(0.06	)(o)	0.56	(0.57)	—	(0.57)	$9.80	5.87%	0.63%		4.55	%(o)	0.27%		$89,014	89

2003		$9.80	0.33	(p)	0.16		0.49	(0.44)	—	(0.44)	$9.85	5.05%	0.69%		3.33%		0.40%		$117,333	96

(a)	Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.
(b)	This voluntary expense decrease is reflected in both the expense and net investment income ratios shown.
(c)	Formerly ARK Tax-Free Money Market Portfolio.
(d)	Formerly VISION Money Market Fund.
(e)	Reflects operations for the period from June 8, 1998 (date of initial public investment) to April 30, 1999.
(f)	Computed on an annualized basis.
(g)	Represents less than $0.01.
(h)	Reflects operations for the period from September 4, 2001 (date of initial public investment) to April 30, 2002.
(i)	Formerly VISION Institutional Prime Money Market Fund.
(j)	Reflects operations for the year ended June 30.
(k)	Reflects operations for the period from July 1, 2000 to April 30, 2001. The Funds changed its fiscal year from June 30, to April 30.
(l)	Effective January 8, 2001, the Funds changed its investment advisor from Martindale Andres & Company LLC to Manufacturers and Traders Trust Company.
(m)	Formerly VISION Institutional Limited Duration Government Bond Fund.
(n)	Reflects operations for the period from July 1, 1997 (date of initial public investment) to June 30, 1998.
(o)	Effective May 1, 2001, the Short Duration Government Bond Fund adopted the provisions of the American Institute of Certified Public Accountants (AICPA) Audit and Accounting Guide for Investment Companies and began accreting discount/amortizing premium on long term debt securities. The effect of this change for the year ended April 30, 2002 was to increase net investment income per share by $0.05, decrease net realized gain/loss per share by $0.05 and decrease the ratio of net investment income to average net assets from 5.68% to 4.55%. Per share, ratios and supplemental data for periods prior to May 1, 2001 have not been restated to reflect this change in presentation
(p)	Based on average shares outstanding.

MTB Group of Funds (formerly VISION Group of Funds)

Financial Highlights

(For a share outstanding throughout each period)
												Ratios to Average Net Assets
							Distributions
	Net Asset			Net Realized		Distributions	from Net								Net Assets,
Year	Value,	Net		and Unrealized	Total from	from Net	Realized		Net Asset			Net		Expense	end	Portfolio
Ended	beginning	Investment		Gain (Loss) on	Investment	Investment	Gain on	Total	Value, end	Total		Investment		Waiver/	of period	Turnover
April 30,	of period	Income		Investments	Operations	Income	Investments	Distributions	of period	Return (a)	Expenses	Income		Reimbursement (b)	(000 omitted)	Rate
Short-Term Corporate Bond Fund
Institutional I Shares (c)
1999	$9.95	0.51		(0.01)	0.50	(0.51)	—	(0.51)	$9.94	5.15%	0.97%	5.14%		0.14%	$111,127	91%

2000	$9.94	0.50		(0.30)	0.20	(0.50)	—	(0.50)	$9.63	2.01%	0.97%	5.09%		0.14%	$92,185	66%

2001	$9.63	0.55		0.36	0.91	(0.55)	—	(0.55)	$9.99	9.70%	0.97%	5.52%		0.14%	$76,090	107%

2002	$9.99	0.45		(0.19)	0.26	(0.45)	(0.01)	(0.46)	$9.80	2.65%	0.97%	4.54%		0.16%	$71,193	79%

2003	$9.80	0.34		0.19	0.53	(0.35)	—	(0.35)	$9.98	5.44%	1.00%	3.49%		0.16%	$59,765	170%

U.S. Government Bond Fund
Class A Shares (d)
1999	$9.61	0.58		(0.08)	0.50	(0.58)	(0.02)	(0.60)	$9.51	5.31%	0.92%	5.95%		0.05%	$64,100	68%

2000	$9.51	0.59		(0.49)	0.10	(0.59)	—	(0.59)	$9.02	1.11%	0.93%	6.36%		0.05%	$60,165	46%

2001	$9.02	0.59		0.41	1.00	(0.58)	—	(0.58)	$9.44	11.43%	0.95%	6.27%		0.03%	$88,980	47%

2002	$9.44	0.59	(e)	0.03 (e)	0.62	(0.57)	—	(0.57)	$9.49	6.72%	0.96%	4.84	%(e)	—	$116,350	41%

2003	$9.49	0.43	(l)	0.43	0.86	(0.50)	—	(0.50)	$9.85	9.20%	0.95%	4.41%		—	$144,210	68%

Maryland Municipal Bond Fund
Institutional I Shares (f)
1999	$10.14	0.45		0.14	0.59	(0.45)	(0.07)	(0.52)	$10.21	5.86%	0.76%	4.35%		0.23%	$95,046	31%

2000	$10.21	0.44		(0.69)	(0.25)	(0.44)	(0.04)	(0.48)	$9.48	(2.37)%	0.81%	4.57%		0.19%	$87,845	24%

2001	$9.48	0.44		0.43	0.87	(0.44)	—	(0.44)	$9.91	9.34%	0.81%	4.50%		0.19%	$90,210	29%

2002	$9.91	0.43		0.18	0.61	(0.43)	—	(0.43)	$10.09	6.27%	0.81%	4.29%		0.20%	$97,759	9%

2003	$10.09	0.42		0.34	0.76	(0.42)	—	(0.42)	$10.43	7.66%	0.84%	4.07%		0.17%	$100,797	18%

New York Municipal Bond Fund
Class A Shares (g)
1999	$10.42	0.46		0.19	0.65	(0.46)	(0.09)	(0.55)	$10.52	6.37%	0.82%	4.38%	0.20%	$52,860	44%

2000	$10.52	0.46		(0.75)	(0.29)	(0.46)	(0.05)	(0.51)	$9.72	(2.71)	0.85%	4.60%	0.20%	$48,081	34%

2001	$9.72	0.45		0.52	0.97	(0.45)	—	(0.45)	$10.24	10.11%	0.88%	4.36%	0.14%	$74,851	50%

2002	$10.24	0.41	(h)	0.17 (h)	0.58	(0.41)	—	(0.41)	$10.41	5.74%	0.83%	3.98%(h)	0.09%	$80,452	46%

2003	$10.41	0.41		0.34	0.75	(0.41)	(0.01)	(0.42)	$10.74	7.29%	0.86%	3.85%	0.09%	$85,887	50%

Pennsylvania Municipal Bond Fund
Institutional I Shares (i)
1999	$10.14	0.41		0.15	0.56	(0.41)	(0.06)	(0.47)	$10.23	5.56%	0.92%	4.01%	0.08%	$224,480	43%

2000	$10.23	0.42		(0.81)	(0.39)	(0.42)	(0.04)	(0.46)	$9.38	(3.88)%	0.96%	4.32%	0.04%	$160,664	31%

2001	$9.38	0.42		0.43	0.85	(0.42)	—	(0.42)	$9.81	9.25%	0.96%	4.38%	0.04%	$160,833	26%

2002	$9.81	0.42		0.27	0.69	(0.42)	—	(0.42)	$10.08	7.18%	0.95%	4.22%	0.05%	$160,333	16%

2003	$10.08	0.41		0.38	0.79	(0.41)	—	(0.41)	$10.46	7.96%	0.99%	3.97%	—	$158,648	12%

Intermediate-Term Bond Fund
Institutional I Shares (j)
1999	$10.00	0.55		(0.02)	0.53	(0.55)	(0.05)	(0.60)	$9.93	5.40%	0.77%	5.49%	0.18%	$100,419	53%

2000	$9.93	0.53		(0.50)	0.03	(0.53)	(0.01)	(0.54)	$9.42	0.32%	0.81%	5.52%	0.15%	$114,554	29%

2001	$9.42	0.55		0.43	0.98	(0.55)	—	(0.55)	$9.85	10.72%	0.80%	5.75%	0.15%	$129,531	36%

2002	$9.85	0.51		(0.01)	0.50	(0.51)	— (k)	(0.51)	$9.84	5.18%	0.82%	5.11%	0.15%	$130,235	83%

2003	$9.84	0.42		0.66	1.08	(0.42)	—	(0.42)	$10.50	11.20%	0.84%	4.14%	0.12%	$128,263	259%

(a)	Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.
(b)	This voluntary expense decrease is reflected in both the expense and net investment income ratios shown.
(c)	Formerly ARK Short-Term Bond Portfolio.
(d)	Formerly VISION U.S. Government Securities Fund.
(e)	Effective May 1, 2001, the U.S. Government Bond Fund adopted the provisions of the American Institute of Certified Public Accountants (AICPA) Audit and Accounting Guide for Investment Companies and began accreting discount/amortizing premium on long term debt securities. For the year ended April 30, 2002, this change had no effect on net investment income per share and net realized gain (loss) per share but decreased the ratio of net investment income to average net assets from 6.00% to 4.64%. Per share, ratios and supplemental data for periods prior to May 1, 2001 have not been restated to reflect this change in presentation.
(f)	Formerly ARK Maryland Tax-Free Portfolio.
(g)	Formerly VISION New York Municipal Income Fund.
(h)	Effective May 1, 2001, the New York Municipal Bond Fund adopted the provisions of the American Institute of Certified Public Accountants (AICPA) Audit and Accounting Guide for Investment Companies and began accreting discount/amortizing premium on long term debt securities. For the year ended April 30, 2002, this change had no effect on net investment income per share and net realized gain (loss) per share but increased the ratio of net investment income to average net assets from 3.97% to 3.98%. Per share, ratios and supplemental data for periods prior to May 1, 2001 have not been restated to reflect this change in presentation.
(i)	Formerly ARK Pennsylvania Tax-Free Portfolio.
(j)	Formerly ARK Intermediate Fixed Income Portfolio.
(k)	Represents less than $0.01.
(l)	Based on average shares outstanding.

MTB Group of Funds (formerly VISION Group of Funds)

Financial Highlights

(For a share outstanding throughout each period)
													Ratios to Average Net Assets
							Distributions
		Net Asset		Net Realized		Distributions	from Net									Net Assets,
Year		Value,	Net	and Unrealized	Total from	from Net	Realized		Net Asset				Net	Expense		end	Portfolio
Ended		beginning	Investment	Gain (Loss) on	Investment	Investment	Gain on	Total	Value, end	Total			Investment	Waiver/		of period	Turnover
April 30,		of period	Income	Investments	Operations	Income	Investments	Distributions	of period	Return (a)	Expenses		Income	Reimbursement (b)		(000 omitted)	Rate
Income Fund
Institutional I Shares (c)
1999		$10.25	0.59	(0.17)	0.42	(0.59)	—	(0.59)	$10.08	4.22%	0.78%		5.77%	0.16%		$356,482	50%

2000		$10.08	0.56	(0.57)	(0.01)	(0.56)	—	(0.56)	$9.51	(0.01)%	0.82%		5.82%	0.12%		$343,260	328%

2001		$9.51	0.60	0.45	1.05	(0.60)	—	(0.60)	$9.96	11.28%	0.82%		6.09%	0.12%		$372,036	340%

2002		$9.96	0.54	0.08	0.62	(0.53)	(0.02)	(0.55)	$10.03	6.33%	0.83%		5.32%	0.13%		$263,802	143%

2003		$10.03	0.43	0.54	0.97	(0.43)	—	(0.43)	$10.57	9.86%	0.85%		4.17%	0.08%		$246,639	276%

Balanced Fund
Institutional I Shares (d)
1999		$13.24	0.28	2.03	2.31	(0.28)	(0.63)	(0.91)	$14.64	18.17%	0.85%		2.12%	0.15%		$118,395	57%

2000		$14.64	0.28	2.90	3.18	(0.26)	(0.66)	(0.92)	$16.90	22.39%	0.90%		1.95%	0.10%		$348,332	54%

2001		$16.90	0.35	(1.48)	(1.13)	(0.35)	(0.95)	(1.30)	$14.47	(6.93)%	0.91%		2.18%	0.10%		$300,818	36%

2002		$14.47	0.26	(1.55)	(1.29)	(0.27)	—	(0.27)	$12.91	(8.98)%	0.91%		1.88%	0.10%		$248,726	50%

2003		$12.91	0.21	(1.32)	(1.11)	(0.22)	—	(0.22)	$11.58	(8.52)%	0.94%		1.80%	0.04%		$122,051	84%

Social Balanced Fund
Institutional I Shares (e)
2002	(f)	$10.00	0.33	(0.21)	0.12	(0.33)	—	(0.33)	$9.79	1.18%	0.83	%(g)	3.53%(g)	0.56	%(g)	$2,059	260%

2003		$9.79	0.34	0.65	0.99	(0.34)	0.00 (h)	(0.34)	$10.44	10.25%	0.87%		3.28%	2.64%		$3,267	82%

[Footnotes to come]

Equity Income Fund
Institutional I Shares (i)
1999	$12.52	0.25		0.22	0.47	(0.25)	(0.69)	(0.94)	$12.05	4.17%	0.91%	2.10%	0.13%	$101,104	56%

2000	$12.05	0.20		0.38	0.58	(0.20)	(0.43)	(0.63)	$12.00	5.40%	0.98%	1.83%	0.07%	$83,473	41%

2001	$12.00	0.20		0.42	0.62	(0.20)	(1.08)	(1.28)	$11.34	5.42%	0.99%	1.70%	0.07%	$78,666	21%

2002	$11.34	0.16		(0.99)	(0.83)	(0.16)	(0.05)	(0.21)	$10.30	(7.34)%	1.00%	1.52%	0.08%	$72,005	43%

2003	$10.30	0.18		(2.16)	(1.98)	(0.18)	—	(0.18)	$8.14	(19.21)%	1.02%	2.16%	0.09%	$61,427	28%

Large Cap Value Fund
Class A Shares (j)
1999	$11.47	0.19		0.78	0.97	(0.19)	(0.01)	(0.20)	$12.24	8.59%	1.02%	1.67%	—	$45,582	55%

2000	$12.24	0.18		(0.94)	(0.76)	(0.18)	(0.16)	(0.34)	$11.14	(6.15)%	0.99%	1.53%	—	$30,721	88%

2001	$11.14	0.09	(k)	1.24	1.33	(0.09)	(0.42)	(0.51)	$11.96	12.36%	1.15%	0.77%	—	$37,847	80%

2002	$11.96	0.06		(1.49)	(1.43)	(0.06)	(0.16)	(0.22)	$10.31	(11.99)%	1.13%	0.56%	—	$42,697	63%

2003	$10.31	0.07		(1.91)	(1.84)	(0.06)	—	(0.06)	$8.41	(17.80)%	1.12%	0.86%	—	$48,665	32%

Equity Index Fund
Institutional I Shares (l)
1999	$11.59	0.14		2.41	2.55	(0.14)	(0.13)	(0.27)	$13.87	22.37%	0.23%	1.20%	0.38%	$86,911	34%

2000	$13.87	0.14		1.26	1.40	(0.14)	(0.30)	(0.44)	$14.83	10.25%	0.25%	1.03%	0.34%	$151,157	59%

2001	$14.83	0.12		(1.77)	(1.65)	(0.13)	(2.60)	(2.73)	$10.45	(12.34)%	0.25%	0.94%	0.31%	$100,495	44%

2002	$10.45	0.11		(1.42)	(1.31)	(0.11)	—	(0.11)	$9.03	(12.59)%	0.25%	1.12%	0.34%	$95,487	31%

2003	$9.03	0.12		(1.34)	(1.22)	(0.12)	—	(0.12)	$7.69	(13.50)%	0.25%	1.54%	0.34%	$94,947	87%

(a)	Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.
(b)	This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.
(c)	Formerly ARK Income Portfolio.
(d)	Formerly ARK Balanced Portfolio.
(e)	Formerly ARK Social Issues Intermediate Fixed Income Portfolio.
(f)	Reflects operations for the period from May 29, 2001 (date of initial public investment) to April 30, 2002.
(g)	Computed on an annualized basis.
(h)	Represents less than $0.01.
(i)	Formerly ARK Equity Income Portfolio.
(j)	Formerly VISION Large Cap Value Fund.
(k)	Based on average shares outstanding.
(l)	Formerly ARK Equity Index Portfolio.

MTB Group of Funds (formerly VISION Group of Funds)
Financial Highlights

(For a share outstanding throughout each period)
														Ratios to Average Net Assets
			Net					Distributions						Net
		Net Asset	Investment		Net Realized		Distributions	from Net						Investment				Net Assets,
Year		Value,	Income		and Unrealized	Total from	from Net	Realized		Net Asset				Income		Expense		end	Portfolio
Ended		beginning	(Operating		Gain (Loss) on	Investment	Investment	Gain on	Total	Value, end	Total			(Operating		Waiver/		of period	Turnover
April 30,		of period	Loss)		Investments	Operations	Income	Investments	Distributions	of period	Return (a)	Expenses		Loss)		Reimbursement (b)		(000 omitted)	Rate

Large Cap Stock Fund
Institutional I Shares (c)
1999		$14.59	0.08		1.36	1.44	(0.09)	(0.72)	(0.81)	$15.22	10.48%	1.14%		0.58%		0.20%		$536,827	32%

2000		$15.22	0.26		1.40	1.66	(0.26)	(2.51)	(2.77)	$14.11	10.87%	1.20%		0.16%		0.14%		$428,675	25%

2001		$14.11	0.02		(0.86)	(0.84)	(0.02)	(1.95)	(1.97)	$11.30	(5.96)%	1.20%		0.17%		0.13%		$310,803	10%

2002		$11.30	0.04		(1.09)	(1.05)	(0.04)	(0.77)	(0.81)	$9.44	(9.52)%	1.21%		0.34%		0.14%		$245,727	22%

2003		$9.44	0.06		(1.86)	(1.80)	(0.05)	(0.14)	(0.19)	$7.45	(19.03)%	1.23%		0.73%		0.11%		$169,616	36%

Large Cap Growth Fund
Class A Shares (d)
2000	(e)	$10.00	0.01		0.03	0.04	—	—	—	$10.04	0.40%	0.00	%(f)(g)	1.23	%(f)	4.50	%(f)	$6,617	1%

2001		$10.04	(0.02	)(h)	(1.47)	(1.49)	(0.01)	—	(0.01)	$8.54	(14.87)%	1.51%		(0.23)%		0.14%		$12,128	52%

2002		$8.54	0.00	(i)	(0.63)	(0.63)	—	—	—	$7.91	(7.38)%	1.18%		0.04%		0.29%		$15,368	45%

2003		$7.91	0.00	(i)	(1.23)	(1.23)	—	—	—	$6.68	(15.55)%	1.30%		0.04%		0.38%		$16,312	37%

Multi Cap Growth Fund
Institutional I Shares (j)
1999		$14.90	(0.01)		4.33	4.32	—	(0.51)	(0.51)	$18.71	29.51%	0.94%		(0.07)%		0.10%		$90,042	118%

2000		$18.71	(0.03)		9.31	9.28	—	(1.86)	(1.86)	$26.13	51.36%	1.00%		(0.18)%		0.06%		$193,827	114%

2001		$26.13	0.04		(5.19)	(5.15)	(0.02)	(1.89)	(1.91)	$19.07	(20.32)%	1.00%		0.20%		0.06%		$175,559	90%

2002		$19.07	(0.02)		(5.05)	(5.07)	—	—	—	$14.00	(26.59)%	1.00%		(0.14)%		0.05%		$138,331	202%

2003		$14.00	—		(2.45)	(2.45)	—		—	$11.55	(17.50)%	1.03%		(0.03)%		0.04%		$103,441	194%

Mid Cap Stock Fund
Class A Shares (k)
1999		$16.13	0.05		(1.67)	(1.62)		(0.07)		(0.99)		(1.06)		$13.45	(9.26)%	1.20%	0.32%			—		$82,203	145%

2000		$13.45	(0.01)		2.54	2.53		(0.02)		(0.45)		(0.47)		$15.51	19.88%	1.54%	(0.13)%			—		$110,651	163%

2001		$15.51	(0.03	)(h)	1.00	0.97		—		(1.97)		(1.97)		$14.51	6.51%	1.39%	(0.17)%			—		$119,409	112%

2002		$14.51	0.00	(i)	(0.12)	(0.12)		—		—		—		$14.39	(0.83)%	1.39%	(0.26)%			0.06%		$119,407	91%

2003		$14.39	0.00	(i)	(2.48)	(2.48)		—		—		—		$11.91	(17.23)%	1.26%	(0.01)%			0.20%		$102,263	80%

Mid Cap Growth Fund
Institutional I Shares (l)
1999		$14.11	0.01		1.16	1.17		(0.01)		(0.57)		(0.58)		$14.70	8.76%	1.06%	0.04%			0.12%		$63,648	62%

2000		$14.70	(0.04)		5.30	5.26		—		(2.04)		(2.04)		$17.92	38.90%	1.11%	(0.26)%			0.07%		$92,253	56%

2001		$17.92	(0.02)		(1.11)	(1.13)		—		(3.60)		(3.60)		$13.19	(6.55)%	1.10%	(0.20)%			0.07%			96%

2002		$13.19	(0.02)		(0.54)	(0.56)		—		—		0.00		$12.63	(4.25)%	1.11%	(0.13)%			0.07%		$90,179	106%

2003		$12.63	—		(2.43)	(2.43)		(0.01)		—		(0.01)		$10.19	(19.25)%	1.13%	0.05%			0.08%		$65,417	238%

Small Cap Stock Fund
Class A Shares (m)(n)
1999	(o)	$11.41	(0.01)		1.00	0.99	—		(0.01)		(0.37)		—	(0.38)	$12.02	9.24%	1.04%	(0.05)%		1.47%		$139,512	18%

2000	(o)	$12.02	(0.03)		1.60	1.57	—		—		(1.71)		—	(1.71)	$11.88	16.31%	1.06%	(0.25)%		1.40%		$148,926	43%

2001	(p)(q)	$11.88	(0.08	)(h)	(0.64)	(0.72)	—		—		(1.14)		—	(1.14)	$10.02	(6.57)%	1.30%(f)	(0.83	)%(f)	0.17	%(f)	$113,499	21%

2002		$10.02	0.00	(i)	0.77	0.77	—		—		(0.34)		—	(0.34)	$10.45	8.03%	1.23%	(0.57)%		0.07%		$115,011	136%

2003		$10.45	0.00	(h)(i)	(1.63)	(1.63)	—		—		(1.93)		—	(1.93)	$6.89	(14.66)%	1.27%	(0.06)%		0.10%		$106,415	68%

(a)	Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.
(b)	This voluntary expense decrease is reflected in both the expense and net investment income (net operating loss) ratios shown above.
(c)	Formerly ARK Value Equity Portfolio.
(d)	Formerly VISION Large Cap Growth Fund.
(e)	Reflects operations for the period from March 20, 2000 (date of initial public investment) to April 30, 2000.
(f)	Computed on an annualized basis.
(g)	Represents less than 0.01%.
(h)	Based on average shares outstanding.
(i)	Represents less than $0.01.
(j)	Formerly ARK Capital Growth Fund.
(k)	Formerly VISION Mid Cap Stock Fund.
(l)	Formerly ARK Mid-Cap Equity Portfolio
(m)	Formerly Governor Aggressive Growth Fund.
(n)	Formerly VISION Small Cap Stock Fund.
(o)	Reflects operations for the year ended June 30.
(p)	Reflects operations for the period from July 1, 2000 to April 30, 2001. The Fund changed its fiscal year end from June 30, to April 30.
(q)	Effective January 8, 2001, the Fund had changed its investment advisor from Martindale Andres & Company LLC to Manufacturers and Traders Trust Company.

MTB Group of Funds (formerly VISION Group of Funds)
Financial Highlights

(For a share outstanding throughout each period)
								Distributions					Ratios to Average Net Assets
				Net Realized				from Net
			Net	and Unrealized				Realized							Net
		Net Asset	Investment	Gain (Loss) on		Distributions	Distributions	Gain on							Investment				Net Assets,
Year		Value,	Income	Investments and	Total from	from Net	in Excess of	Investments and	Return		Net Asset				Income		Expense		end	Portfolio
Ended		beginning	(Operating	Foreign Currency	Investment	Investment	Net Investment	Foreign Currency	of	Total	Value, end	Total			(Operating		Waiver/		of period	Turnover
April 30,		of period	Loss)	Transactions	Operations	Income	Income	Transactions	Capital	Distributions	of period	Return(a)	Expenses		Loss)		Reimbursement (b)		(000 omitted)	Rate

Small Cap Growth Fund
Institutional I Shares (c)
1999		$11.86	(0.05)	1.17	1.12	—	—	(0.33)	—	(0.33)	$12.65	9.89%	1.16%		(0.48)%		0.07%		$30,562	733%

2000		$12.65	(0.08)	15.39	15.31	—	—	(4.72)	—	(4.72)	$23.24	126.42%	1.19%		(0.49)%		0.02%		$81,375	753%

2001		$23.24	(0.01)	(2.03)	(2.04)	—	—	(4.03)	(0.02)	(4.05)	$17.15	(10.05)%	1.15%		(0.14)%		0.02%		$85,286	360%

2002		$17.15	(0.04)	0.83	0.79	(0.01)	—	—	—	(0.01)	$17.93	4.58%	1.17%		(0.27)%		0.01%		$82,922	267%

2003		$17.93	(0.07)	(5.73)	(5.80)	—	—	—	—	—	$12.13	(32.35)%	1.17%		(0.51)%		0.02%		$56,766	246%

International Equity Fund
Class A Shares (d)(e)
1999	(f)	$10.00	0.11	0.48	0.59	—	—	—	—	—	$10.59	5.90%	0.98	%(g)	2.80	%(g)	1.86	%(g)	$39,506	17%

2000	(h)	$10.59	0.08	1.28	1.36	(0.14)	—	(0.14)	—	(0.28)	$11.67	12.87%	0.97%		0.72%		1.85%		$44,697	56%

2001	(i),(j)	$11.67	0.01 (k)	(1.31)	(1.30)	—	—	(0.71)	—	(0.71)	$9.66	(11.41)%	1.46%(g)		0.07	%(g)	0.42	%(g)	$34,916	73%

2002		$9.66	0.16	(0.71)	(0.55)	(0.16)	—	—	—	(0.16)	$8.95	(5.60)%	1.64%		0.61%		0.15%		$45,754	61%

2003		$8.95	0.09 (k)	(1.42)	(1.33)	(0.11)	—	—	—	(0.11)	$7.51	(14.84)%	1.57%		1.12%		0.25%		$62,059	42%

(a)	Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.
(b)	This voluntary expense decrease is reflected in both the expense and net investment income (net operating loss) ratios.
(c)	Formerly ARK Small-Cap Equity Portfolio.
(d)	Formerly Governor International Equity Fund.
(e)	Formerly VISION International Equity Fund.
(f)	Reflects operations for the period from February 9, 1999 (date of initial public investment) to June 30, 1999.
(g)	Computed on an annualized basis.
(h)	Reflects operations for the year ended June 30.
(i)	Reflects operations for the period from July 1, 2000 to April 30, 2001. The Fund changed its fiscal year end from June 30, to April 30.
(j)	Effective January 8, 2001, the Fund changed its investment advisor from Martindale Andres & Company LLC to Manufacturers and Traders Trust Company.
(k)	Based on average shares outstanding.


HOW TO OBTAIN MORE

INFORMATION ABOUT MTB GROUP OF FUNDS


Statement of Additional Information (SAI)


A Statement of Additional Information (SAI) dated August 25, 2003, is incorporated by reference into this prospectus. Additional information about the Fund’s investments is available in the SAIs and in the Annual and Semi-Annual Reports to shareholders of the MTB Group of Funds as they become available. The Annual Report discusses market conditions and investment strategies that significantly affected the Funds’ performance during its last fiscal year. To obtain the SAI, the Annual and Semi-Annual Reports (when available) and other information without charge, and make inquiries, call (800) 836-2211.

Annual and Semi-Annual Reports


These reports list the holdings of the MTB Group of Funds and contain information from the Portfolios’ managers about strategies and recent market conditions and trends and their impact on performance. The reports also contain detailed financial information about the Portfolios.


To Obtain More Information:

Phone: Call 1-800-836-2211

Mail: Write to us at:
MTB Funds
P.O. Box 4556
Buffalo, NY 14240-4556

Web: www.mtbfunds.com

Automated price, yield, and performance information—24 hours a day, 7 days a week:


Call 1-800-836-2211


SEC: You can also obtain the SAI or the Annual and Semi- Annual Reports, as well as other information about MTB Group of Funds, from the SEC’s website(http://www.sec.gov). You may review and copy documents at the SEC Public Reference Room in Washington, D.C. (for information call (202) 942-8090). You may request documents by mail from the SEC, upon payment of a duplicating fee, by (1) writing to: Securities and Exchange Commission, Public Reference Section, Washington, D.C. 20549-0102 or (2) sending an electronic request to publicinfo@sec.gov.

Cusip 55376V 853	Cusip 55376T 601
Cusip 55376V 846	Cusip 55376T 668
Cusip 55376V 838	Cusip 55376T 882
Cusip 55376V 887	Cusip 55376T 692
Cusip 55376V 879	Cusip 55376T 742
Cusip 55376T 262	Cusip 55376T 379
Cusip 55376T 254	Cusip 55376T 478
Cusip 55376V 309	Cusip 55376T 510
Cusip 55376V 408	Cusip 55376T 114
Cusip 55376T 445	Cusip 55376T 148
Cusip 55376T 437	Cusip 55376T 775
Cusip 55376T 429
Cusip 55376T 411
Cusip 55376T 841
Cusip 55376T 320
Cusip 55376T 221
Cusip 55376V 705
Cusip 55376T 346
Cusip 55376T 288
Cusip 55376T 544
Cusip 55376T 189
Cusip 55376T 858
Cusip 55376T 817
Cusip 55376T 304
Cusip 55376V 101

More information about the Portfolio is available without charge through the following:

Investment Advisor

MTB Investment Advisors, Inc.

100 E. Pratt St.
17th Floor
Baltimore, MD 21202


Distributor

Edgewood Services, Inc.
5800 Corporate Drive
Pittsburgh, PA 15237-5829

Co-Administrator

M&T Securities, Inc.
One M&T Plaza
Buffalo, NY 14203

Co-Administrator

Federated Services Company
Federated Investors Tower
1001 Liberty Avenue
Pittsburgh, PA 15222-3779


Sub-Advisor to MTB International Equity Fund


UBS Global Asset Management (Americas) Inc.
(formerly, Brinson Partners, Inc.)
209 South LaSalle Street
Chicago, IL 60604


Sub-Advisors to MTB Small Cap Stock Fund

<.R>

LSV Asset Management
200 West Madison Street
Suite 2780 Chicago, IL 60806

Mazama Capital Management, Inc.
One SW Columbia Street Suite 1860
Portland, OR 97258


Sub-Advisor to MTB Mid Cap Stock Fund


Independence Investment LLC
53 State Street
Boston, MA 02100


Sub-Advisor to MTB Large Cap Growth Fund


Montag & Caldwell, Inc.
3455 Peachtree Road, N.E.
Suite 1200
Atlanta, GA 30326-3248

Sub-Advisor to MTB New York Tax-Free Money Market Fund

Federated Investment Management Company
Federated Investors Tower
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Transfer Agent and Dividend Disbursing Agent

Federated Shareholder Services Company
Federated Investors Tower
1001 Liberty Avenue
Pittsburgh, PA 15222-3779


Custodian and Fund Accountant


State Street Corporation
P.O. Box 8609
Boston, MA 02266-8609

Independent Auditors

Ernst & Young, LLP
200 Clarendon Street
Boston, MA 02116-5072

SEC File No. 811-5514
28563 (8/03)

[Logo of MTB Group of Funds]


We are pleased to send you this Prospectus for Institutional Classes and Class S Shares of MTB Group of Funds. The prospectus contains important information about your investments in MTB Group of Funds. Since we are required by law to send a prospectus to each person listed as a shareholder, you (or your household) may receive more than one prospectus.

1-800-836-2211 / mtbfunds.com

MTB FUNDS
100 E. PRATT
15TH FLOOR
BALTIMORE, MD 21202

MTB-AR-002-0803



                                        STATEMENT OF ADDITIONAL INFORMATION

                                                       INSTITUTIONAL SHARES

                                                    INSTITUTIONAL  I SHARES

                                                    INSTITUTIONAL II SHARES

                                                             CLASS S SHARES

                            MTB GROUP OF FUNDS

                    Statement of Additional Information

                              August 25, 2003

INSTITUTIONAL I SHARES, INSTITUTIONAL II SHARES AND CLASS S SHARES

MTB U.S. Treasury Money Market Fund

INSTITUTIONAL I SHARES AND INSTITUTIONAL II SHARES

MTB Tax Free Money Market Fund

MTB Pennsylvania Tax Free Money Market Fund

MTB U.S. Government Money Market Fund

INSTITUTIONAL SHARES, INSTITUTIONAL I SHARES, INSTITUTIONAL II SHARES AND
CLASS S SHARES

MTB Money Market Fund

INSTITUTIONAL SHARES

MTB Prime Money Market Fund

INSTITUTIONAL I SHARES

MTB New York Tax Free Money Market Fund

MTB Short Duration Government Bond Fund

MTB U.S. Government Bond Fund

MTB New York Municipal Bond Fund

MTB Pennsylvania Municipal Bond Fund

MTB Maryland Municipal Bond Fund

MTB Short-Term Corporate Bond Fund

MTB Income Fund

MTB Intermediate-Term Bond Fund

MTB Balanced Fund

MTB Social Balanced Fund

MTB Equity Income Fund

MTB Large Cap Value Fund

MTB Equity Index Fund

MTB Large Cap Stock Fund

MTB Large Cap Growth Fund

MTB Multi Cap Growth Fund

MTB Mid Cap Stock Fund

MTB Mid Cap Growth Fund

MTB Small Cap Stock Fund

MTB Small Cap Growth Fund

MTB International Equity Fund

MTB Group of Funds was formerly named VISION Group of Funds, and each MTB
Fund listed above was formerly  a VISION Fund.

===========================================================================

This Statement of Additional  Information  (SAI) is not a prospectus.  Read this SAI in conjunction  with the Prospectus for the Funds dated August 25,
2003.

This SAI  incorporates  by  reference  the Funds'  Annual  and  Semi-Annual
Reports.  Obtain  the  Prospectus,  Annual or  Semi-Annual  Report  without charge by calling (800) 836-2211; in the Buffalo area call (716) 635-9368.

===========================================================================

Fundamental Investment Objectives and

Who Manages and Provides Services to the

Addresses...........................................................................................................................Back Cover

Cusip 55376V853
Cusip  55376V846
Cusip 55376V838
Cusip 55376V887
Cusip 55376V879
Cusip 55376T262
Cusip 55376T254
Cusip 55376V309
Cusip 55376V408
Cusip 55376T445
Cusip 55376T437
Cusip 55376T429
Cusip 55376T411
Cusip 55376T841
Cusip 55376T320
Cusip 55376T221
Cusip 55376V705
Cusip 55376T346
Cusip 55376T288
Cusip 55376T544
Cusip 55376T189
Cusip 55376T858
Cusip 55376T817
Cusip 55376T304
Cusip 55376V101
Cusip 55376T601
Cusip 55376T 668
Cusip 55376T882
Cusip 55376T692
Cusip 55376T742
Cusip 55376T379
Cusip 55376T478
Cusip 55376T510
Cusip 55376T114
Cusip 55376T148
Cusip 55376T775
 25826 (08/03)
HOW ARE THE FUNDS ORGANIZED?
===========================================================================

Each Fund  covered by this SAI is a  diversified  portfolio of MTB Group of
Funds (the "Trust"),  a Delaware  statutory trust,  except for Pennsylvania
Municipal Bond Fund,  Maryland Municipal Bond Fund, New York Municipal Bond
Fund,  Pennsylvania  Tax-Free Money Market Fund and New York Tax-Free Money
Market Fund, which are  non-diversified  portfolios of the Trust. On August
11,  2000,  the  Trust was  organized  to  acquire  all of the  assets  and liabilities  of the VISION  Group of Funds,  Inc.,  a Maryland  corporation
(the "Corporation") that was originally  incorporated under the laws of the
State of Maryland on  February  23,  1988,  and  registered  as an open-end management  investment  company. On November 8, 2000, each portfolio of the
Corporation  in  existence  at that time became a  portfolio  of the Trust.
Accordingly,  references in this SAI for periods prior to November 8, 2000, relate to the Funds as portfolios  of the  Corporation,  and  substantially identical  arrangements  for the  Corporation.  The Trust  changed its name from VISION  Group of Funds to MTB Group of Funds on August 15,  2003.  The
Trust  may  offer  separate  series of  Shares  representing  interests  in separate  portfolios of securities.  The Fund's  investment  adviser is MTB
Investment Advisors,  Inc., a subsidiary of Manufacturers and Traders Trust
Company (M&T Bank or Adviser).

Performance and Financial History of MTB Funds Which Succeeded the ARK
Funds
===========================================================================
Each of the following Funds (a Successor MTB Fund)  is the successor to a corresponding portfolio of the ARK Funds pursuant to a reorganization
(Reorganization) which took place on August 15, 2003 or August 22, 2003
(together, the "Closing Date").
===========================================================================

===========================================================================
Successor MTB Fund                    Former Portfolio (Sometimes Referred to
                                      as "Accounting Survivor")
--------------------------------------------------------------------------------
MTB Large Cap Stock Fund              ARK Value Equity Portfolio
--------------------------------------------------------------------------------
MTB Equity Index Fund                 ARK Equity Index Portfolio
--------------------------------------------------------------------------------
MTB Equity Income Fund                ARK Equity Income Portfolio
--------------------------------------------------------------------------------
MTB Mid Cap Growth Fund               ARK Mid Cap Equity Portfolio
--------------------------------------------------------------------------------
MTB Small Cap Growth Fund             ARK Small Cap Equity Portfolio
--------------------------------------------------------------------------------
MTB Multi Cap Growth Fund             ARK Capital Growth Portfolio
--------------------------------------------------------------------------------
MTB Balanced Fund                     ARK Balanced Portfolio
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
MTB  Social Balanced Fund             ARK  Social  Issues   Intermediate  Fixed
                                      Income Portfolio
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
MTB Income Fund                       ARK Income Portfolio
--------------------------------------------------------------------------------
MTB Intermediate-Term Bond Fund       ARK Intermediate Fixed Income Portfolio
--------------------------------------------------------------------------------
MTB Short-Term Corporate Bond Fund    ARK Short-Term Bond Portfolio
--------------------------------------------------------------------------------
MTB Maryland Municipal Bond Fund      ARK Maryland Tax Free Portfolio
--------------------------------------------------------------------------------
MTB Pennsylvania Municipal Bond Fund  ARK Pennsylvania Tax Free Portfolio
--------------------------------------------------------------------------------
MTB U.S. Government Money Market Fund ARK   U.S.    Government   Money   Market
                                      Portfolio

--------------------------------------------------------------------------------
MTB Tax Free Money Market Fund        ARK Tax Free Money Market Portfolio

--------------------------------------------------------------------------------
MTB   Pennsylvania   Tax  Free  Money ARK  Pennsylvania  Tax-Free  Money Market
Market Fund                           Portfolio
--------------------------------------------------------------------------------

===========================================================================

Prior to that date,  each Successor MTB Fund had no investment  operations.
Accordingly,  the  performance  information  provided in the prospectus for periods  prior  to the  Closing  Date  is  historical  information  for the corresponding  ARK Fund. Each of the corresponding ARK Funds was managed by
Allied  Investment  Advisors,  Inc.  (AIA),  which  became  a  wholly-owned subsidiary of  Manufacturers  and Traders Trust Company  (M&T  Bank) on
April 1, 2003. On August 22, 2003,  the investment  advisory  operations of
M&T  Asset  Management,  a department  of M&T  Bank,  which was the pre-Reorganization  adviser to the Trust,  were  transferred  to AIA (which was renamed MTB Investment  Advisers,  Inc.) and effective on that date MTB
Investment  Advisers,  Inc.  (MTBIA or the Adviser)  became the  investment adviser to the Trust.

Each Successor Fund has investment objectives and policies that are identical or substantially similar to those of the corresponding ARK Fund,
(except for MTB Social Balanced Fund, which will be more representative of a blend of the corresponding Former Portfolios), although ARK Funds had different fee and expense arrangements.
===========================================================================

Performance Information and Financial History of MTB Funds Which Succeeded
the Governor Funds
Each of the following MTB Funds is the successor to a corresponding portfolio of the Governor Funds pursuant to a reorganization that took place on January 8, 2001.

Successor MTB Fund                                    Corresponding
Governor Fund
MTB International Equity Fund                         International  Equity
Fund

MTB Small Cap Stock Fund                              Aggressive     Growth
Fund

MTB Short Duration Government Bond Fund               Limited      Duration
Government Securities Fund
(formerly VISION Institutional Limited Duration U.S. Government Fund)

MTB Prime Money Market Fund                           Prime  Money   Market
Fund
(formerly VISION Institutional Prime Money Market Fund)

===========================================================================
Prior to that date, each Successor MTB Fund had no investment operations.
Accordingly, the performance information and financial information provided in this SAI for periods prior to January 8, 2001, is historical information for the corresponding Governor Fund. Each of the Governor
Funds was managed by Martindale Andres & Company LLC, which became subsidiary of M&T Bank Corporation on October 6, 2000, through January
8, 2001, when the Adviser assumed all advisory responsibilities. Each corresponding Governor Fund had investment objectives and policies that are identical or substantially similar to that of the Successor MTB Fund, although Governor Funds had different fee and expense arrangements.
SECURITIES IN WHICH THE FUNDS INVEST
In pursuing its investment strategy, each Fund may invest in the following types of securities for any purpose that is consistent with the Fund's investment goal. Following is a table that indicates which types of securities are a:

P = Principal investment of a Fund;
A = Acceptable (but not principal) investment of a Fund; or
N = Not an acceptable investment of a Fund.


MONEY MARKET AND INCOME FUNDS
----------------------------------------------------------------------------------------------
                        U.S.    U.S.       Tax      Money     Prime     New York   Pennsylvania
                        TreasuryGovernment Free     Market    Money     Tax Free   Tax Free
                        Money   Money      Money    Fund      Market    Money      Money
                        Market  Market     Market             Fund      Market     Market
                        Fund    Fund       Fund                         Fund       Fund
----------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------
Fixed Income Securities P       P          P        P         P         P          P
----------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------
Treasury Securities     P       P          A        A         P         A          A
----------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------
Agency Securities       N       P          A        P         A         A          A
----------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------
Corporate Debt          N       A          A        P         A         N          N
Securities
----------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------
Commerical Paper        N       A          A        P         A         A          A
----------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------
Demand Instruments      N       A          A        A         A         A          A
----------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------
Taxable Municipal       N       A          N        N         A         N          N
Securities
----------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------
Mortgage Backed         N       N          N        N         A         N          N
Securities
----------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------
Asset Backed Securities N       N          N        N         A         N          N
----------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------
Zero Coupon Securities  N       N          A        N         A         N          N
----------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------
Bank Instruments        N       A          A        A         A         N          N
----------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------
Credit Enhancement      N       A          A        A         N         A          A
----------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------
Foreign Securities      N       N          N        N         A         A          A
----------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------
Tax Exempt Securities   N       A          P        N         A         P          P
----------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------
General Obligation      N       A          P        N         N         P          P
Bonds
----------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------
Special Revenue Bonds   N       A          P        N         N         P          P
----------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------
Tax Increment           N       A          P        N         N         P          P
Financing Bonds
----------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------
Municipal Notes         N       A          P        N         N         P          P
----------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------
Variable Rate Demand    A       A          P        A         A         A          A
Instruments
----------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------
Municipal Leases        N       N          N        N         N         N          N
----------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------
Derivative Contracts    N       N          N        N         N         N          N
----------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------
Futures Contracts       N       N          N        N         N         N          N
----------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------
Options                 N       N          N        N         N         N          N
----------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------
Special Transactions    P       P          A        A         P         A          A
----------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------
Repurchase Agreements   P       P          A        A         P         A          A
----------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------
Reverse Repurchase      A       A          A        A         A         A          A
Agreements
----------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------
Delayed Delivery        A       A          A        A         A         A          A
Transactions
----------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------
Securities Lending      N       A          A        N         N         N          N
----------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------
Asset Coverage          A       A          A        A         A         A          A
----------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------
Investing in            N       A          A        N         A         A          A
Securities of Other
Investment Companies
----------------------------------------------------------------------------------------------

---------------------------------------------------------------------------
--------------------------------------------------------------------------------------------
                    Short    Short-TerU.S.      New      PennsylvaniMarylandIntermediaIncomem
                    Duration CorporateGovernmentYork     Municipal  MunicipaBond Fund Fund
                    GovernmenBond     Bond F    MunicipalBond Fund  Bond
                    Bond     Fund     und       Bond                Fund
                    Fund                        Fund
--------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------
Fixed Income        P        P        P         P        P          P       P         P
Securities
--------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------
Treasury Securities P        P        P         A        A          A       P         P
--------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------
Agency Securities   P        P        P         A        A          A       P         P
--------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------
Corporate Debt      A        P        A         A        A          A       P         P
Securities
--------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------
Commercial Paper    A        A        A         A        A          A       A         A
--------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------
Demand Instruments  A        A        A         A        A          A       A         A
--------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------
Taxable Municipal   A        A        A         N        N          N       A         A
Securities
--------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------
Mortgage Backed     P        P        P         N        N          N       P         P
Securities
--------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------
Asset Backed        A        P        A         N        N          N       P         P
Securities
--------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------
Zero Coupon         A        A        A         A        A          A       A         A
Securities
--------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------
Bank Instruments    A        A        A         N        N          N       A         A
--------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------
Credit Enhancement  N        A        N         A        A          A       A         A
--------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------
Foreign Securities  N        A        N         P        P          P       A         A
--------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------
Tax Exempt          N        A        N         P        P          P       A         A
Securities
--------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------
General Obligation  N        A        N         P        P          P       A         A
Bonds
--------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------
Special Revenue     N        A        N         P        P          P       A         A
Bonds
--------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------
Tax Increment       N        A        N         P        P          P       A         A
Financing Bonds
--------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------
Municipal Notes     N        A        N         P        P          P       A         A
--------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------
Variable Rate       A        P        A         P        P          P       P         P
Demand Instruments
--------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------
Municipal Leases    A        A        A         A        A          A       A         A
--------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------
Derivative          A        A        A         A        A          A       A         A
Contracts
--------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------
Futures Contracts   A        A        A         A        A          A       A         A
--------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------
Options             A        A        A         A        A          A       A         A
--------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------
Special             A        A        A         A        A          A       A         A
Transactions
--------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------
Repurchase          A        A        A         A        A          A       A         A
Agreements
--------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------
Reverse Repurchase  A        A        A         A        A          A       A         A
Agreements
--------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------
Delayed Delivery    A        A        A         A        A          A       A         A
Transactions
--------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------
Securities Lending  A        A        A         A        A          A       A         A
--------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------
Asset Coverage      A        A        A         A        A          A       A         A
--------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------
Investing in        A        A        A         A        A          A       A         A
Securities of
Other Investment
Companies
--------------------------------------------------------------------------------------------

BALANCED FUNDS
------------------------------------------------------------
                        Balanced Fund     Social Balanced
                                          Fund
------------------------------------------------------------
------------------------------------------------------------
Equity Securities       P                 P
------------------------------------------------------------
------------------------------------------------------------
Common Stocks           P                 P
------------------------------------------------------------
------------------------------------------------------------
Preferred Stocks        A                 A
------------------------------------------------------------
------------------------------------------------------------
Interests in Other      A                 A
Limited Liability
Companies
------------------------------------------------------------
------------------------------------------------------------
Real Estate Investment  A                 A
Trusts

------------------------------------------------------------
------------------------------------------------------------
Warrants                A                 A
------------------------------------------------------------
------------------------------------------------------------
Fixed Income            P                 P
Securities
------------------------------------------------------------
------------------------------------------------------------
Treasury Securities     P                 P
------------------------------------------------------------
------------------------------------------------------------
Agency Securities       P                 P
------------------------------------------------------------
------------------------------------------------------------
Corporate Debt          P                 P
Securities
------------------------------------------------------------
------------------------------------------------------------
Commercial Paper        A                 A
------------------------------------------------------------
------------------------------------------------------------
Demand Instruments      A                 A
------------------------------------------------------------
------------------------------------------------------------
Mortgage Backed         A                 A
Securities
------------------------------------------------------------
------------------------------------------------------------
Asset Backed Securities A                 A
------------------------------------------------------------
------------------------------------------------------------
Zero Coupon Securities  A                 A
------------------------------------------------------------
------------------------------------------------------------
Bank Instruments        A                 A
------------------------------------------------------------
------------------------------------------------------------
Convertible Securities  A                 A
------------------------------------------------------------
------------------------------------------------------------
Foreign Securities      A                 A
------------------------------------------------------------
------------------------------------------------------------
Derivative Contracts    A                 A
------------------------------------------------------------
------------------------------------------------------------
Futures Contracts       A                 A
------------------------------------------------------------
------------------------------------------------------------
Options                 A                 A
------------------------------------------------------------
------------------------------------------------------------
Special Transactions    A                 A
------------------------------------------------------------
------------------------------------------------------------
Repurchase Agreements   A                 A
------------------------------------------------------------
------------------------------------------------------------
Reverse Repurchase      A                 A
Agreements
------------------------------------------------------------
------------------------------------------------------------
Delayed Delivery        A                 A
Transactions
------------------------------------------------------------
------------------------------------------------------------
Securities Lending      A                 A
------------------------------------------------------------
------------------------------------------------------------
Asset Coverage          A                 A
------------------------------------------------------------
------------------------------------------------------------
Investing in            A                 A
Securities of Other
Investment Companies
------------------------------------------------------------

EQUITY FUNDS
--------------------------------------------------------------------------------------------
                 EquityLarge    EquityLarge  Large  Multi  Mid   Mid    Small Small Internat-ional
                 IncomeCap      Index Cap    Cap    Cap    Cap   Cap    Cap   Cap   Equity
                 Fund  Value    Fund  Stock  Growth Growth Stock Growth Stock GrowthFund
                       Fund           Fund   Fund   Fund   Fund  Fund   Fund  Fund
--------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------
Equity           P     P        P     P      P      P      P     P      P     P     P
Securities
--------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------
Common Stocks    P     P        P     P      P      P      P     P      P     P     P
--------------------------------------------------------------------------------------------
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Preferred Stocks P     P        P     P      P      P      P     P      P     P     P
--------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------
Interests in     A     A        A     A      A      A      A     A      A     A     A
Other Limited
Liability
Companies
--------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------
Real Estate      A     A        A     A      A      A      A     A      A     A     N
Investment
Trusts
--------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------
Warrants         A     A        A     A      A      A      A     A      A     A     A
--------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------
Fixed Income     P     P        P     P      P      P      P     P      P     P     A
Securities
--------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------
Treasury         A     A        A     A      A      A      A     A      A     A     A
Securities
--------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------
Agency           A     A        A     A      A      A      A     A      A     A     A
Securities
--------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------
Corporate Debt   A     A        A     A      A      A      A     A      A     A     A
Securities
--------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------
Commerical Paper A     A        A     A      A      A      A     A      A     A     A
--------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------
Demand           A     A        A     A      A      A      A     A      A     A     A
Instruments
--------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------
Mortgage Backed  A     A        A     A      A      A      A     A      A     A     A
Securities
--------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------
Asset Backed     A     A        A     A      A      A      A     A      A     A     A
Securities
--------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------
Zero Coupon      A     A        A     A      A      A      A     A      A     A     A
Securities
--------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------
Bank Instruments A     A        A     A      A      A      A     A      A     A     A
--------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------
Convertible      A     A        A     A      A      A      A     A      A     A     P
Securities
--------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------
Foreign          A     A        A     A      A      A      A     A      A     A     P
Securities
--------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------
Derivative       A     A        A     A      A      A      A     A      A     A     P
Contracts
--------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------
Futures          A     A        A     A      A      A      A     A      A     A     P
Contracts
--------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------
Options          A     A        A     A      A      A      A     A      A     A     A
--------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------
Special          A     A        A     A      A      A      A     A      A     A     A
Transactions
--------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------
Repurchase       A     A        A     A      A      A      A     A      A     A     A
Agreements
--------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------
Reverse          A     A        A     A      A      A      A     A      A     A     A
Repurchase
Agreements
--------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------
Delayed          A     A        A     A      A      A      A     A      A     A     A
Delivery
Transactions
--------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------
Securities       A     A        A     A      A      A      A     A      A     A     A
Lending
--------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------
Asset Coverage   A     A        A     A      A      A      A     A      A     A     A
--------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------
Investing in     A     A        A     A      A      A      A     A      A     A     A
Securities of
Other
Investment
Companies
--------------------------------------------------------------------------------------------

SECURITIES DESCRIPTIONS AND TECHNIQUES
Following are  descriptions of securities and techniques that each Fund may or may not pursue, as noted in the preceding tables.

Equity Securities
Equity  securities  represent a share of an issuer's  earnings  and assets, after the issuer pays its  liabilities.  The Fund cannot predict the income it will receive  from equity  securities  because  issuers  generally  have discretion  as to the payment of any dividends or  distributions.  However, equity  securities offer greater potential for appreciation than many other types of securities,  because their value increases directly with the value of the  issuer's  business.  The  following  describes  the types of equity securities in which the Fund invests.

   Common Stocks
   Common stocks are the most  prevalent  type of equity  security.  Common
   stocks  receive  the  issuer's   earnings  after  the  issuer  pays  its
   creditors and any  preferred  stockholders.  As a result,  changes in an issuer's earnings directly influence the value of its common stock.

   Preferred Stocks
   Preferred  stocks  have the  right to  receive  specified  dividends  or distributions  before the issuer  makes  payments  on its common  stock.
   Some preferred  stocks also  participate in dividends and  distributions paid on common  stock.  Preferred  stocks may also  permit the issuer to redeem the stock.  The Fund may treat such  redeemable  preferred  stock as a fixed income security.

   Real Estate Investment Trusts (REITs)
   REITs are real estate investment trusts that lease,  operate and finance commercial real estate.  REITs are exempt from federal  corporate income tax if  they  limit  their  operations  and  distribute  most  of  their income.  Such tax  requirements  limit a REIT's  ability  to  respond to changes in the commercial real estate market.

   Interests in Other Limited Liability Companies
   Entities  such as limited  partnerships,  limited  liability  companies, business  trusts and companies  organized  outside the United States may issue securities comparable to common or preferred stock.

   Warrants
   Warrants give the Fund the option to buy the issuer's equity  securities at a specified  price (the  exercise  price) at a specified  future date
   (the  expiration  date).  The Fund may buy the designated  securities by paying the  exercise  price  before the  expiration  date.  Warrants may become  worthless  if the  price of the  stock  does not rise  above the exercise price by the expiration  date.  This increases the market risks of  warrants  as compared  to the  underlying  security.  Rights are the same as warrants,  except  companies  typically issue rights to existing stockholders.

Fixed Income Securities
Fixed income  securities  pay  interest,  dividends or  distributions  at a specified  rate.  The rate may be a fixed  percentage  of the  principal or adjusted  periodically.  In addition, the issuer of a fixed income security must  repay  the  principal  amount  of the  security,  normally  within  a specified time.  Fixed income  securities  provide more regular income than equity  securities.  However,  the returns on fixed income  securities  are limited and  normally do not  increase  with the  issuer's  earnings.  This limits the potential  appreciation  of fixed income  securities as compared to equity securities.

A security's  yield  measures the annual  income  earned on a security as a percentage  of its price.  A  security's  yield will  increase  or decrease depending  upon whether it costs less (a discount) or more (a premium) than the  principal  amount.  If the issuer may redeem the  security  before its scheduled  maturity,  the price and yield on a discount or premium security may change based upon the  probability of an early  redemption.  Securities with higher risks generally have higher yields.

The  following  describes  the types of fixed income  securities in which a
Fund may invest.

   Treasury Securities
   Treasury  securities are direct obligations of the federal government of the United States.  Treasury securities are generally regarded as having the lowest credit risks.

   Agency Securities
   Agency  securities are issued or guaranteed by a federal agency or other government  sponsored  entity  acting under  federal  authority (a GSE).
   The United  States  supports  some GSEs with its full faith and  credit.
   Other GSEs receive  support through  federal  subsidies,  loans or other benefits.  A few  GSEs  have  no  explicit  financial  support,  but are regarded  as having  implied  support  because  the  federal  government sponsors their activities.  Agency securities are generally  regarded as having low credit risks, but not as low as treasury securities.

   A Fund treats  mortgage backed  securities  guaranteed by GSEs as agency securities.  Although a GSE guarantee  protects against credit risks, it does not  reduce  the  market  and  prepayment  risks of these  mortgage backed securities.

   Corporate Debt Securities
   Corporate  debt  securities  are  fixed  income   securities  issued  by
   businesses.  Notes, bonds,  debentures and commercial paper are the most prevalent types of corporate debt  securities.  A Fund may also purchase interests  in bank loans to  companies.  The credit  risks of  corporate debt securities vary widely among issuers.

   In  addition,  the credit risk of an  issuer's  debt  security  may vary based  on its  priority  for  repayment.  For  example,  higher  ranking
   (senior)  debt  securities  have a higher  priority  than lower  ranking
   (subordinated)  securities.  This means  that the issuer  might not make payments on subordinated  securities  while  continuing to make payments on senior securities.  In addition, in the event of bankruptcy,  holders of senior  securities  may  receive  amounts  otherwise  payable  to the holders of subordinated securities.  Some subordinated securities,  such as trust preferred and capital  securities notes, also permit the issuer to defer payments under certain  circumstances.  For example,  insurance companies  issue  securities  known as  surplus  notes  that  permit the insurance  company to defer any  payment  that would  reduce its capital below regulatory requirements.

   Commercial Paper
   Commercial paper is an issuer's  obligation with a maturity of less than nine  months.  Companies  typically  issue  commercial  paper to pay for current  expenditures.  Most issuers constantly reissue their commercial paper and use the proceeds (or bank loans) to repay maturing  paper.  If the issuer  cannot  continue to obtain  liquidity in this  fashion,  its commercial  paper may default.  The short  maturity of commercial  paper reduces  both the  market  and credit  risks as  compared  to other debt securities of the same issuer.

   Demand Instruments
   Demand  instruments  are corporate debt  securities that the issuer must repay upon  demand.  Other  demand  instruments  require a third  party, such as a dealer or bank, to repurchase  the security for its face value
   upon  demand.   The  Fund  treats  demand   instruments   as  short-term
   securities,  even though  their stated  maturity  may extend  beyond one year.

   Taxable Municipal Securities
   Municipal  securities are issued by states,  counties,  cities and other
   political   subdivisions  and   authorities.   Although  many  municipal
   securities  are exempt  from  federal  income  tax, a Fund may invest in taxable municipal securities.

   Mortgage Backed Securities
   Mortgage backed  securities  represent  interests in pools of mortgages.
   The  mortgages  that  comprise a pool  normally  have  similar  interest
   rates,   maturities  and  other  terms.  Mortgages  may  have  fixed  or adjustable  interest  rates.  Interests  in  pools  of  adjustable  rate mortgages are known as ARMs.

   Mortgage  backed  securities  come in a  variety  of  forms.  Many  have extremely  complicated  terms.  The  simplest  form of  mortgage  backed securities  are  pass-through  certificates.  An issuer of  pass-through certificates  gathers  monthly  payments  from  an  underlying  pool  of mortgages.  Then,  the issuer  deducts its fees and  expenses and passes the balance of the payments onto the  certificate  holders once a month.
   Holders  of  pass-through  certificates  receive a pro rata share of all payments and pre-payments  from the underlying  mortgages.  As a result, the holders assume all the prepayment risks of the underlying mortgages.

      Collateralized Mortgage Obligations (CMOs)
      CMOs,   including   interests  in  real  estate  mortgage  investment
      conduits   (REMICs),   allocate  payments  and  prepayments  from  an
      underlying  pass-through   certificate  among  holders  of  different
      classes  of  mortgage  backed  securities.   This  creates  different
      prepayment and interest rate risks for each CMO class.

         Sequential CMOs
         In a sequential  pay CMO, one class of CMOs receives all principal payments  and  prepayments.  The next class of CMOs  receives  all principal  payments  after  the  first  class  is paid  off.  This process  repeats  for each  sequential  class of CMO. As a result, each class of sequential pay CMOs reduces the prepayment  risks of subsequent classes.

         PACs, TACs and Companion Classes
         More  sophisticated  CMOs  include  planned  amortization  classes
         (PACs) and targeted  amortization  classes  (TACs).  PACs and TACs
         are  issued  with  companion   classes.   PACs  and  TACs  receive
         principal  payments  and  prepayments  at a  specified  rate.  The companion  classes receive  principal  payments and prepayments in excess of the specified  rate. In addition,  PACs will receive the companion classes' share of principal payments,  if necessary,  to cover a  shortfall  in the  prepayment  rate.  This helps PACs and
         TACs to control  prepayment risks by increasing the risks to their companion classes.

         IOs and POs
         CMOs may allocate  interest  payments to one class  (Interest Only or IOs) and principal  payments to another class  (Principal  Only or POs).  POs increase in value when  prepayment  rates  increase.
         In  contrast,  IOs  decrease in value when  prepayments  increase,
         because  the   underlying   mortgages   generate   less   interest
         payments.  However,  IOs tend to increase  in value when  interest rates rise (and prepayments  decrease),  making IOs a useful hedge against interest rate risks.

         Floaters and Inverse Floaters
         Another variant  allocates  interest  payments between two classes of  CMOs.  One  class  (Floaters)  receives  a share  of  interest payments  based  upon a market  index  such as  LIBOR.  The  other class (Inverse  Floaters) receives any remaining interest payments from  the  underlying  mortgages.  Floater  classes  receive  more interest  (and Inverse  Floater  classes  receive  correspondingly less  interest)  as interest  rates rise.  This shifts  prepayment and  interest  rate risks from the Floater to the Inverse  Floater class,  reducing  the price  volatility  of the Floater  class and increasing the price volatility of the Inverse Floater class.

         Z Classes and Residual Classes
         CMOs must  allocate  all  payments  received  from the  underlying mortgages  to some  class.  To capture any  unallocated  payments,
         CMOs  generally  have an  accrual  (Z)  class.  Z  classes  do not receive  any  payments  from the  underlying  mortgages  until all other CMO classes have been paid off. Once this  happens,  holders of Z class CMOs receive all payments and  prepayments.  Similarly,
         REMICs have residual  interests that receive any mortgage payments not allocated to another REMIC class.

    The degree of increased or decreased  prepayment risks depends upon the structure  of the CMOs.  However,  the  actual  returns  on any type of mortgage  backed security depend upon the performance of the underlying pool of mortgages, which no one can predict and will vary among pools.

Asset Backed Securities
Asset backed  securities are payable from pools of  obligations  other than mortgages.  Most asset backed  securities  involve  consumer or  commercial debts with maturities of less than ten years.  However,  almost any type of fixed income assets  (including other fixed income  securities) may be used to create an asset backed  security.  Asset backed  securities may take the form of  commercial  paper,  notes,  or pass  through  certificates.  Asset
backed   securities  have  prepayment   risks.   Like  CMOs,  asset  backed
securities may be structured like Floaters, Inverse Floaters, IOs and POs.

Zero Coupon Securities
Zero  coupon  securities  do not pay  interest  or  principal  until  final
maturity,   unlike  debt  securities  that  provide  periodic  payments  of interest  (referred  to as a coupon  payment).  Investors  buy zero  coupon
securities  at  a  price  below  the  amount   payable  at  maturity.   The
difference  between  the  purchase  price and the amount  paid at  maturity represents  interest  on the zero  coupon  security.  Investors  must  wait until  maturity to receive  interest and  principal,  which  increases  the market and credit risks of a zero coupon security.

There  are many  forms of zero  coupon  securities.  Some are  issued  at a discount  and  are  referred  to as zero  coupon  or  capital  appreciation bonds.  Others are created from interest  bearing  bonds by separating  the right to receive the bond's  coupon  payments from the right to receive the bond's  principal  due at maturity,  a process  known as coupon  stripping.
Treasury  STRIPs,  IOs and POs are the most common  forms of stripped  zero coupon  securities.  In  addition,  some  securities  give the  issuer  the
option  to  deliver  additional   securities  in  place  of  cash  interest
payments,  thereby  increasing  the amount  payable at maturity.  These are referred to as pay-in-kind or PIK securities.

Bank Instruments
Bank instruments are unsecured  interest bearing deposits with banks.  Bank instruments include bank accounts,  time deposits,  certificates of deposit and  banker's  acceptances.  Yankee  instruments  are  denominated  in U.S.
dollars  and  issued  by  U.S.   branches  of  foreign  banks.   Eurodollar
instruments  are  denominated  in  U.S.  dollars  and  issued  by  non-U.S.
branches of U.S. or foreign banks.

Credit Enhancement
Common types of credit enhancement include  guarantees,  letters of credit,
bond  insurance  and  surety  bonds.   Credit   enhancement  also  includes
arrangements  where  securities or other liquid assets secure  payment of a fixed income  security.  If a default occurs,  these assets may be sold and the proceeds paid to security's holders.  Either form of credit enhancement reduces  credit  risks by providing  another  source of payment for a fixed income security.

Convertible Securities
Convertible  securities  are fixed  income  securities  that a Fund has the option to exchange for equity  securities at a specified  conversion price.
The  option  allows the Fund to  realize  additional  returns if the market price of the equity  securities  exceeds the conversion price. For example, the Fund may hold fixed income  securities that are convertible into shares of common  stock at a  conversion  price of $10 per  share.  If the  market value of the shares of common stock  reached $12, the Fund could realize an additional $2 per share by converting its fixed income securities.

Convertible  securities  have lower  yields than  comparable  fixed  income securities.  In addition,  at the time a convertible security is issued the conversion  price  exceeds  the  market  value  of  the  underlying  equity securities.  Thus,  convertible  securities  may provide lower returns than non-convertible  fixed income  securities  or equity  securities  depending upon changes in the price of the  underlying  equity  securities.  However, convertible  securities  permit the Fund to realize  some of the  potential appreciation of the underlying  equity  securities with less risk of losing its initial  investment.  The Equity Funds may invest in  commercial  paper rated below  investment  grade. See "Risks  Associated with  Non-investment
Grade Securities" herein.

The Funds  treat  convertible  securities  as both fixed  income and equity securities  for  purposes  of  its  investment  policies  and  limitations, because of their unique characteristics.

Tax Exempt Securities
Tax exempt  securities are fixed income  securities  that pay interest that is  not  subject  to  regular  federal  income  taxes.  Typically,  states, counties,  cities and other political  subdivisions  and authorities  issue tax exempt  securities.  The market  categorizes  tax exempt  securities by their source of repayment.

   General Obligation Bonds
   General  obligation  bonds are supported by the issuer's  power to exact property  or other  taxes.  The issuer  must  impose and  collect  taxes sufficient  to pay  principal  and interest on the bonds.  However,  the issuer's  authority  to impose  additional  taxes may be  limited by its charter or state law.

   Special Revenue Bonds
   Special  revenue  bonds  are  payable  solely  from  specific   revenues
   received by the issuer such as specific  taxes,  assessments,  tolls, or fees.  Bondholders  may not  collect  from  the  municipality's  general taxes or  revenues.  For  example,  a  municipality  may issue  bonds to build a toll road,  and pledge the tolls to repay the bonds.  Therefore, a  shortfall  in the tolls  normally  would  result in a default  on the bonds.

      Private Activity Bonds
      Private  activity  bonds are  special  revenue  bonds used to finance private  entities.  For example,  a  municipality  may issue bonds to finance a new factory to improve its local economy.  The municipality would  lend the  proceeds  from its  bonds to the  company  using the
      factory,   and  the  company   would  agree  to  make  loan  payments
      sufficient  to repay the bonds.  The bonds  would be  payable  solely from the company's loan payments,  not from any other revenues of the municipality.  Therefore,  any  default  on the loan  normally  would result in a default on the bonds.

      The  interest on many types of private  activity  bonds is subject to the  federal  alternative  minimum  tax  (AMT).  A Fund may invest in bonds subject to AMT.

   Tax Increment Financing Bonds
   Tax increment  financing (TIF) bonds are payable from increases in taxes or other revenues  attributable to projects  financed by the bonds.  For example,  a  municipality  may issue TIF bonds to redevelop a commercial area.  The TIF bonds would be payable  solely from any increase in sales taxes  collected  from merchants in the area. The bonds could default if merchants'  sales,  and related tax  collections,  failed to increase as anticipated.

   Municipal Notes
   Municipal   notes   are   short-term   tax   exempt   securities.   Many
   municipalities  issue such notes to fund their current operations before collecting taxes or other municipal  revenues.  Municipalities  may also issue notes to fund capital  projects prior to issuing  long-term bonds.
   The issuers  typically  repay the notes at the end of their fiscal year, either with taxes,  other  revenues or proceeds  from newly issued notes or bonds.

   Variable Rate Demand Instruments
   Variable rate demand  instruments are tax exempt securities that require the issuer or a third  party,  such as a dealer or bank,  to  repurchase the  security for its face value upon demand.  The  securities  also pay interest at a variable  rate  intended to cause the  securities to trade at their face value.  The Funds treat demand  instruments  as short-term securities,  because their variable interest rate adjusts in response to changes in market  rates,  even though their stated  maturity may extend beyond thirteen months.

   Municipal Leases
   Municipalities  may enter into leases for  equipment or  facilities.  In order to comply  with state  public  financing  laws,  these  leases are
   typically   subject  to  annual   appropriation.   In  other  words,   a
   municipality may end a lease,  without penalty, by not providing for the lease  payments in its annual  budget.  After the lease ends, the lessor can resell the equipment or facility but may lose money on the sale.

   A Fund  may  invest  in  securities  supported  by  pools  of  municipal
   leases.   The  most  common  type  of  lease   backed   securities   are
   certificates of participation  (COPs).  However,  a Fund may also invest directly in individual leases.

Foreign Securities
Foreign  securities  are  securities  of issuers  based  outside the United
States.  The  Funds  consider  an  issuer to be based  outside  the  United
States if:

|     it is organized under the laws of, or has a principal  office located in, another country;

|     the  principal  trading  market  for  its  securities  is in  another country; or

|     it (or its  subsidiaries)  derived in its most current fiscal year at least 50% of its total assets,  capitalization,  gross revenue or profit from  goods  produced,  services  performed,  or sales  made in  another country.

Foreign securities are primarily  denominated in foreign currencies.  Along with the risks  normally  associated  with domestic  securities of the same type,  foreign  securities  are  subject  to  currency  risks  and risks of foreign  investing.  Trading in certain  foreign markets is also subject to liquidity risks.

   Depositary Receipts
   Depositary receipts represent interests in underlying  securities issued by a foreign  company.  Depositary  receipts  are not traded in the same market as the underlying  security.  The foreign  securities  underlying
   American  Depositary  Receipts  (ADRs) are traded in the United  States.
   ADRs  provide a way to buy  shares  of  foreign-based  companies  in the
   United States rather than in overseas  markets.  ADRs are also traded in
   U.S. dollars, eliminating the need for foreign exchange transactions.

   Foreign Government Securities
   Foreign  government   securities   generally  consist  of  fixed  income
   securities  supported by national,  state or provincial  governments  or similar  political  subdivisions.  Foreign  government  securities  also
   include   debt   obligations   of   supranational   entities,   such  as
   international   organizations  designed  or  supported  by  governmental
   entities   to   promote   economic    reconstruction   or   development,
   international  banking  institutions  and related  government  agencies.
   Examples of these  include,  but are not  limited to, the  International
   Bank for  Reconstruction  and  Development  (the World Bank),  the Asian
   Development  Bank, the European  Investment Bank and the  Inter-American
   Development Bank.

   Foreign  government  securities also include fixed income  securities of quasi-governmental  agencies that are either issued by entities owned by a national,  state or  equivalent  government  or are  obligations  of a political  unit that are not backed by the  national  government's  full
   faith  and  credit.  Further,   foreign  government  securities  include
   mortgage-related  securities issued or guaranteed by national,  state or provincial governmental instrumentalities,  including quasi-governmental agencies.

Derivative Contracts
Derivative contracts are financial  instruments that require payments based upon  changes  in the  values of  designated  (or  underlying)  securities,
currencies,   commodities,   financial   indices  or  other  assets.   Some
derivative  contracts  (such as  futures,  forwards  and  options)  require payments relating to a future trade involving the underlying  asset.  Other derivative  contracts  (such as swaps)  require  payments  relating  to the income  or  returns  from  the  underlying  asset.  The  other  party  to a derivative contract is referred to as a counterparty.

Many   derivative   contracts  are  traded  on  securities  or  commodities
exchanges.  In this case,  the exchange  sets all the terms of the contract except for the price.  Investors  make  payments due under their  contracts through the exchange.  Most exchanges  require investors to maintain margin accounts through their brokers to cover their potential  obligations to the exchange.  Parties to the contract make (or collect)  daily payments to the margin  accounts  to  reflect  losses  (or  gains)  in the  value  of their contracts.  This  protects  investors  against  potential  defaults  by the counterparty.  Trading  contracts on an exchange  also allows  investors to close out their contracts by entering into offsetting contracts.

For example,  the Fund could close out an open  contract to buy an asset at a future  date by  entering  into an  offsetting  contract to sell the same asset on the same  date.  If the  offsetting  sale  price is more  than the original  purchase price, the Fund realizes a gain; if it is less, the Fund realizes  a  loss.  Exchanges  may  limit  the  amount  of  open  contracts permitted  at any one time.  Such limits may prevent the Fund from  closing out a  position.  If this  happens,  the Fund will be  required to keep the contract  open (even if it is losing  money on the  contract),  and to make any payments  required under the contract (even if it has to sell portfolio securities  at  unfavorable  prices  to do so).  Inability  to close  out a contract  could also harm the Fund by  preventing  it from  disposing of or trading  any assets it has been using to secure its  obligations  under the contract.

The Funds may also trade  derivative  contracts  over-the-counter  (OTC) in transactions  negotiated  directly  between the Fund and the  counterparty.
OTC contracts do not  necessarily  have standard  terms,  so they cannot be directly offset with other OTC contracts.  In addition,  OTC contracts with more specialized  terms may be more difficult to price than exchange traded contracts.

Depending   upon  how  the  Fund   uses   derivative   contracts   and  the
relationships  between the market  value of a  derivative  contract and the underlying  asset,  derivative  contracts may increase or decrease a Fund's exposure  to market and  currency  risks,  and may also  expose the Fund to liquidity  and  leverage  risks.  OTC  contracts  also  expose  the Fund to credit risks in the event that a counterparty defaults on the contract.

The Funds  (other than the Money Market  Funds) may trade in the  following types of derivative contracts.

   Futures Contracts
   Futures  contracts provide for the future sale by one party and purchase by  another  party of a  specified  amount of an  underlying  asset at a specified  price,  date,  and time.  Entering  into a contract to buy an underlying  asset  is  commonly  referred  to as  buying a  contract  or holding a long  position in the asset.  Entering into a contract to sell an  underlying  asset is  commonly  referred to as selling a contract or
   holding  a  short   position  in  the  asset.   Futures   contracts  are
   considered to be commodity  contracts.  Futures contracts traded OTC are frequently referred to as forward contracts.

   The Fund may buy/sell financial futures contracts.  The Equity Funds and
   Balanced Funds may also buy/sell stock index futures.

   Options
   Options  are rights to buy or sell an  underlying  asset for a specified price  (the  exercise  price)  during,  or at the  end of,  a  specified period.  A call  option  gives the holder  (buyer)  the right to buy the underlying  asset from the seller  (writer) of the option.  A put option gives the  holder the right to sell the  underlying  asset to the writer of the  option.  The  writer  of  the  option  receives  a  payment,  or premium,  from the buyer,  which the writer keeps  regardless of whether the buyer uses (or exercises) the option.

   The Funds may:

|     Buy call  options  on  portfolio  securities  in  anticipation  of an increase in the value of the underlying asset;

|     Buy  put  options  on  portfolio  securities  in  anticipation  of  a decrease in the value of the underlying asset.

   Each Fund may also  write  call  options  on all or any  portion  of its portfolio  securities and on financial or stock index futures  contracts
   (as permitted) to generate income from premiums,  and in anticipation of a  decrease  or only  limited  increase  in the value of the  underlying asset.  If a call written by the Fund is  exercised,  the Fund  foregoes any  possible  profit  from  an  increase  in the  market  price  of the underlying asset over the exercise price plus the premium received.

   Each  Fund  may  also  write  put  options  on all or a  portion  of its portfolio  securities and on financial or stock index futures  contracts
   (as permitted) to generate income from premiums,  and in anticipation of an increase  or only  limited  decrease  in the value of the  underlying asset.  In writing  puts,  there is a risk that the Fund may be required to take delivery of the  underlying  asset when its current market price is lower than the exercise price.

   When the Fund writes  options on futures  contracts,  it will be subject to margin requirements similar to those applied to futures contracts.

Investment Ratings FOR THE MONEY MARKET FUNDS
A nationally  recognized rating service's two highest rating categories are determined without regard for  sub-categories and gradations.  For example, securities  rated  SP-1+,  SP-1,  or SP-2 by  S&P,  MIG-1  or  MIG-2 by
Moody's,  or F-1+, F-1, or F-2 by Fitch are all considered  rated in one of the two highest short-term rating  categories.  The Money Market Funds will follow  applicable  regulations in determining  whether a security rated by more than one  rating  service  can be  treated  as being in one of the two highest  short-term rating categories;  currently,  such securities must be
rated  by  two  rating   services  in  one  of  their  two  highest  rating
categories. See "Regulatory Compliance."

If a security is downgraded  below the minimum  quality grade  discussed in the Fund's investment strategy,  the Adviser or Subadviser will re-evaluate the security, but will not be required to sell it.

Special Transactions
   Repurchase Agreements
   Repurchase  agreements are  transactions in which a Fund buys a security from a  dealer  or bank  and  agrees  to  sell  the  security  back at a mutually  agreed upon time and price.  The repurchase  price exceeds the sale  price,  reflecting  the  Fund's  return on the  transaction.  This return is unrelated to the interest rate on the underlying  security.  A
   Fund will enter  into  repurchase  agreements  only with banks and other recognized financial  institutions,  such as securities dealers,  deemed creditworthy by the Adviser.

   The  Funds'  custodian  or  subcustodian  will  take  possession  of the
   securities   subject   to   repurchase   agreements.   The   Adviser  or
   subcustodian will monitor the value of the underlying  security each day to ensure that the value of the  security  always  equals or exceeds the repurchase price.

   Repurchase agreements are subject to credit risks.

   Reverse Repurchase Agreements
   Reverse repurchase  agreements are repurchase agreements in which a Fund is the seller (rather than the buyer) of the  securities,  and agrees to repurchase  them at an agreed upon time and price. A reverse  repurchase agreement  may be viewed  as a type of  borrowing  by the Fund.  Reverse
   repurchase   agreements  are  subject  to  credit  risks.  In  addition, reverse  repurchase  agreements  create  leverage risks because the Fund must  repurchase the underlying  security at a higher price,  regardless of the market value of the security at the time of repurchase.

   Delayed Delivery Transactions
   Delayed delivery transactions,  including when issued transactions,  are arrangements  in which the Funds buy  securities  for a set price,  with payment and  delivery of the  securities  scheduled  for a future  time.
   During the period between  purchase and  settlement,  no payment is made by the Funds to the issuer  and no  interest  accrues to the Funds.  The
   Funds record the  transaction  when they agree to buy the securities and
   reflects  their  value  in  determining   the  price  of  their  Shares.
   Settlement  dates  may be a month  or more  after  entering  into  these transactions  so that the  market  values of the  securities  bought may
   vary   from   the   purchase   prices.   Therefore,   delayed   delivery
   transactions   create  interest  rate  risks  for  the  Funds.   Delayed
   delivery  transactions  also  involve  credit  risks  in the  event of a counterparty default.

      To Be Announced Securities (TBAs)
      As with  other  delayed  delivery  transactions,  a seller  agrees to issue a TBA security at a future date.  However,  the seller does not specify the  particular  securities  to be  delivered.  Instead,  the
      Fund agrees to accept any security that meets  specified  terms.  For example,  in a TBA  mortgage  backed  transaction,  the  Fund and the seller  would agree upon the issuer,  interest  rate and terms of the underlying  mortgages.  The seller  would not  identify  the specific underlying  mortgages  until it issues  the  security.  TBA  mortgage
      backed   securities   increase   interest   rate  risks  because  the
      underlying  mortgages may be less favorable  than  anticipated by the
      Fund.

   Securities Lending
   The Funds may lend  portfolio  securities to borrowers  that the Adviser
   deems   creditworthy.   In  return,  a  Fund  receives  cash  or  liquid
   securities  from the borrower as  collateral.  The borrower must furnish additional  collateral  if the  market  value of the  loaned  securities increases.  Also,  the borrower must pay the Fund the  equivalent of any dividends or interest received on the loaned securities.

   The Fund will reinvest cash  collateral in securities that qualify as an
   acceptable   investment  for  the  Fund.  However,  the  Fund  must  pay interest to the borrower for the use of cash collateral.

   Loans  are  subject  to  termination  at the  option  of the Fund or the borrower.  The Fund will not have the right to vote on securities  while they are on loan,  but it will terminate a loan in  anticipation  of any important  vote. The Fund may pay  administrative  and custodial fees in connection with a loan and may pay a negotiated  portion of the interest earned on the cash collateral to a securities lending agent or broker.

   Securities  lending  activities  are subject to interest  rate risks and credit risks.

   Asset Coverage
   In order to  secure  its  obligations  in  connection  with  derivatives
   contracts  or  special   transactions,   a  Fund  will  either  own  the
   underlying  assets,  enter into an offsetting  transaction  or set aside readily  marketable  securities  with a value that equals or exceeds the
   Fund's  obligations.  Unless  the  Fund  has  other  readily  marketable assets  to set  aside,  it  cannot  trade  assets  used to  secure  such obligations  without entering into an offsetting  derivative contract or terminating  a  special  transaction.  This may  cause  the Fund to miss favorable  trading  opportunities  or to  realize  losses on  derivative contracts or special transactions.

Investing in Securities of Other Investment Companies
The  Funds  may  invest  its  assets  in  securities  of  other  investment companies,  including the securities of affiliated  money market funds,  as an efficient means of carrying out their  investment  policies and managing any uninvested cash.

INVESTMENT RISKS
===========================================================================

There are many factors  which may affect an  investment  in the Funds.  The
Funds'  principal  risks are described in the  prospectus.  Additional risk factors are outlined below.

Stock Market Risks
The value of equity  securities in a Fund's  portfolio  will rise and fall.
These  fluctuations  could be a sustained  trend or a drastic  movement.  A
Fund's  portfolio  will reflect  changes in prices of individual  portfolio stocks or general  changes in stock  valuations.  Consequently,  the Fund's share price may decline.

The Adviser  attempts to manage market risk by limiting the amount the Fund invests in each company's equity securities. However,  diversification will not protect the Fund against  widespread or prolonged declines in the stock market.

Sector Risks
Companies  with similar  characteristics  may be grouped  together in broad categories  called sectors.  Sector risk is the possibility  that a certain sector may  underperform  other  sectors  or the market as a whole.  As the
Adviser  allocates  more of a Fund's  portfolio  holdings  to a  particular sector,  a Fund's  performance  will be more  susceptible  to any economic, business or other developments which generally affect that sector.

Liquidity Risks
Trading  opportunities  are more limited for equity securities that are not widely held.  This may make it more  difficult to sell or buy a security at a  favorable  price or time.  Consequently,  the Fund may have to  accept a lower  price to sell a  security,  sell other  securities  to raise cash or give up an  investment  opportunity,  any of which  could  have a  negative effect on the Fund's  performance.  Infrequent  trading of  securities  may also lead to an increase in their price volatility.

Trading  opportunities  are more limited for fixed income  securities  that
have  not  received  any  credit  ratings,   have  received  ratings  below
investment grade or are not widely held.

Trading  opportunities are more limited for CMOs that have complex terms or that are not widely  held.  These  features  may make it more  difficult to sell or buy a security  at a  favorable  price or time.  Consequently,  the
Fund  may have to  accept a lower  price  to sell a  security,  sell  other securities  to  raise  cash or give up an  investment  opportunity,  any of which could have a negative  effect on the Fund's  performance.  Infrequent trading  of  securities  may  also  lead  to an  increase  in  their  price volatility.

Liquidity  risk  also  refers to the  possibility  that the Fund may not be able to sell a security or close out a  derivative  contract  when it wants
to. If this  happens,  the Fund will be  required  to  continue to hold the security or keep the position open, and the Fund could incur losses.

OTC  derivative  contracts  generally  carry  greater  liquidity  risk than exchange-traded contracts.

Risks Related to Investing for Growth
Due to their relatively high  valuations,  growth stocks are typically more volatile than value stocks.  For instance,  the price of a growth stock may experience  a larger  decline on a forecast of lower  earnings,  a negative
fundamental  development,  or  an  adverse  market  development.   Further,
growth stocks may not pay dividends or may pay lower  dividends  than value stocks.  This means they depend  more on price  changes for returns and may be more adversely  affected in a down market  compared to value stocks that pay higher dividends.

Risks Related to Investing for Value
Due to their  relatively  low  valuations,  value stocks are typically less volatile than growth stocks.  For instance,  the price of a value stock may experience a smaller increase on a forecast of higher earnings,  a positive fundamental  development,  or positive market development.  Further,  value stocks tend to have higher  dividends than growth  stocks.  This means they depend less on price  changes for returns and may lag behind  growth stocks in an up market.

Risks Related to Company Size
Generally,  the smaller the market  capitalization of a company,  the fewer the number of shares traded  daily,  the less liquid its stock and the more volatile its price. For example,  medium  capitalization stocks may be less liquid  and more  volatile  than  stocks of larger,  well-known  companies.
Market  capitalization  is  determined  by  multiplying  the  number of its outstanding shares by the current market price per share.

Companies  with smaller market  capitalizations  also tend to have unproven track  records,  a limited  product or service  base and limited  access to capital.  These factors also increase  risks and make these  companies more likely to fail than companies with larger market capitalizations.

Currency Risks
Exchange rates for currencies  fluctuate daily. The combination of currency risk and market  risk tends to make  securities  traded in foreign  markets more volatile than securities traded exclusively in the U.S.

The Adviser  attempts to manage  currency  risk by limiting  the amount the
Fund invests in securities  denominated in a particular currency.  However, diversification  will not  protect the Fund  against a general  increase in the value of the U.S. dollar relative to other currencies.

Euro Risks
The Euro is the new single  currency of the European  Monetary Union (EMU).
With the advent of the Euro, the participating  countries in the EMU can no
longer  follow  independent   monetary  policies.   This  may  limit  these
countries'   ability  to  respond  to  economic   downturns   or  political
upheavals,  and consequently  reduce the value of their foreign  government securities.

Risks of Foreign Investing
Foreign  securities  pose  additional  risks  because  foreign  economic or political  conditions  may be  less  favorable  than  those  of the  United
States.  Securities  in foreign  markets  may also be  subject to  taxation policies that reduce returns for U.S. investors.

Foreign  companies  may  not  provide  information   (including   financial
statements)  as  frequently  or to as great an extent as  companies  in the
United  States.  Foreign  companies  may also  receive less  coverage  than
United  States  companies by market  analysts and the financial  press.  In addition,  foreign  countries  may lack  uniform  accounting,  auditing and financial  reporting  standards or  regulatory  requirements  comparable to those applicable to U.S. companies.  These factors may prevent the Fund and its Adviser from obtaining  information  concerning  foreign companies that is as  frequent,  extensive  and  reliable  as  the  information  available concerning companies in the United States.

Foreign  countries may have restrictions on foreign ownership of securities or may impose exchange controls,  capital flow restrictions or repatriation restrictions  which  could  adversely  affect  the  liquidity  of a  Fund's investments.

To the extent a Fund invests in foreign securities,  its share price may be more  affected  by foreign  economic  and  political  conditions,  taxation policies,  and  accounting and auditing  standards than would  otherwise be the case.

Leverage Risks
Leverage risk is created when an investment  exposes the Fund to a level of risk that  exceeds  the  amount  invested.  Changes in the value of such an investment magnify a Fund's risk of loss and potential for gain.

Interest Rate Risks
Prices of fixed income  securities  rise and fall in response to changes in the interest  rate paid by similar  securities.  Generally,  when  interest rates  rise,  prices  of fixed  income  securities  fall.  However,  market factors,  such as the demand for particular  fixed income  securities,  may cause  the price of  certain  fixed  income  securities  to fall  while the prices of other securities rise or remain unchanged.

Interest  rate changes  have a greater  effect on the price of fixed income securities with longer  durations.  Duration measures the price sensitivity of a fixed income security to changes in interest rates.

Credit Risks
Credit risk is the  possibility  that an issuer will  default on a security by failing to pay  interest or principal  when due. If an issuer  defaults, the Fund will lose money.

Many fixed income  securities  receive credit ratings from services such as
Standard &  Poor's and Moody's Investor  Services,  Inc. These services assign  ratings  to  securities  by  assessing  the  likelihood  of  issuer default.  Lower credit  ratings  correspond  to higher  credit  risk.  If a security has not received a rating,  the Fund must rely  entirely  upon the
Adviser's credit assessment.

Fixed income  securities  generally  compensate  for greater credit risk by paying  interest at a higher rate.  The  difference  between the yield of a security  and the  yield  of a U.S.  Treasury  security  with a  comparable maturity  (the spread)  measures  the  additional  interest  paid for risk.
Spreads may increase  generally  in response to adverse  economic or market conditions.  A security's spread may also increase if the security's rating is lowered,  or the security is perceived to have an increased credit risk.
An increase in the spread will cause the price of the security to decline.

Credit  risk  includes  the  possibility  that  a  party  to a  transaction involving the Fund will fail to meet its obligations.  This could cause the
Fund to lose the  benefit  of the  transaction  or  prevent  the Fund  from selling or buying other securities to implement its investment strategy.

Call Risks
Call risk is the  possibility  that an  issuer  may  redeem a fixed  income security  before  maturity  (a call) at a price  below its  current  market price.  An increase in the  likelihood of a call may reduce the  security's price.

If a fixed  income  security is called,  the Fund may have to reinvest  the proceeds  in other  fixed  income  securities  with lower  interest  rates, higher credit risks, or other less favorable characteristics.

Prepayment Risks
Generally,  homeowners  have the option to prepay  their  mortgages  at any time without penalty.  Homeowners  frequently  refinance high interest rate mortgages  when  mortgage  rates fall.  This results in the  prepayment  of
mortgage  backed   securities  with  higher  interest  rates.   Conversely,
prepayments  due to  refinancings  decrease when mortgage  rates  increase.
This extends the life of mortgage  backed  securities  with lower  interest rates.  Other  economic  factors can also lead to increases or decreases in prepayments.  Increases  in  prepayments  of high  interest  rate  mortgage backed  securities,  or decreases in  prepayments  of lower  interest  rate mortgage  backed  securities,  may  reduce  their  yield and  price.  These factors,  particularly the relationship between interest rates and mortgage prepayments  makes the price of mortgage  backed  securities  more volatile than many other types of fixed income  securities  with  comparable  credit risks.

Mortgage  backed  securities  generally  compensate for greater  prepayment risk by  paying a higher  yield.  The  difference  between  the  yield of a mortgage backed security and the yield of a U.S.  Treasury  security with a comparable  maturity (the spread) measures the additional interest paid for risk.  Spreads may increase  generally  in response to adverse  economic or market  conditions.  A security's  spread may also increase if the security is  perceived  to have an  increased  prepayment  risk or perceived to have less market  demand.  An increase in the spread will cause the price of the security to decline.

The Fund may have to  reinvest  the  proceeds of  mortgage  prepayments  in other fixed income securities with lower interest rates,  higher prepayment risks, or other less favorable characteristics.

Risks Associated with Noninvestment Grade Securities
The  convertible  securities  in which the  Equity  Funds may invest may be
rated  below   investment   grade.   Convertible   securities  rated  below
investment  grade may be  subject to the same  risks as those  inherent  in corporate debt  obligations  that are rated below  investment  grade,  also known as junk bonds.  Junk bonds generally  entail greater  market,  credit and liquidity risks than investment grade  securities.  For example,  their prices are more  volatile,  economic  downturns and financial  setbacks may affect their prices more  negatively,  and their trading market may be more limited.

Risks Associated with Complex CMOs
CMOs with complex or highly variable  prepayment  terms,  such as companion classes,  IOs,  POs,  Inverse  Floaters  and  residuals,  generally  entail greater  market,  prepayment and liquidity risks than other mortgage backed securities.  For example,  their prices are more volatile and their trading market may be more limited.

Tax Risks
In order to be  tax-exempt,  municipal  securities  must meet certain legal requirements.  Failure  to meet such  requirements  may cause the  interest received and distributed by the Fund to shareholders to be taxable.

Changes or  proposed  changes  in federal  tax laws may cause the prices of municipal securities to fall.

Tracking Error Risk
Factors such as Fund  expenses,  imperfect  correlation  between the Fund's investments and those of its benchmarks,  rounding of share prices, changes to the  benchmark,  regulatory  policies,  and  leverage,  may  affect  its ability to achieve  perfect  correlation.  The  magnitude  of any  tracking error may be  affected  by a higher  portfolio  turnover  rate.  Because an index is just a composite  of the prices of the  securities  it  represents rather than an actual portfolio of those securities,  an index will have no expenses.  As a  result,  the  Funds,  which  will  have  expenses  such as custody,  management  fees  and  other  operational  costs,  and  brokerage
expenses,   may  not  achieve  its   investment   objective  of  accurately
correlating to an index.

Social Investment Risk
The Funds' social  screens could cause them to  underperform  similar funds that do not have  social  policies.  Among the  reasons  for this is stocks that do not meet the social  criteria  could  outperform  those that do. In addition,  Fund  management  may  forego  certain  investments  for  social reasons when it would otherwise be advantageous to make the investment.

FUNDAMENTAL INVESTMENT OBJECTIVES and Policies
===========================================================================

The International  Equity Fund's investment  objective is to seek long-term
capital   appreciation,   primarily  through  a  diversified  portfolio  of
non-U.S. equity securities.

The Small Cap Growth  Fund's  investment  objective  is  long-term  capital appreciation.

The  Small Cap  Stock  Fund's  investment  objective  is to seek  growth of capital.

The Mid  Cap  Growth  Fund's  investment  objective  is  long-term  capital appreciation.


The Mid Cap Stock Fund's investment objective is to provide total return.

The Multi Cap Growth  Fund's  investment  objective  is  long-term  capital appreciation.

The Large Cap Growth  Fund's  investment  objective  is to provide  capital appreciation.

The Large Cap Stock Fund's investment objective is growth of principal.

The Equity Index Fund's  investment  objective is  investment  results that correspond  to the  performance  of the  Standard  &  Poor's  500 Index
(S&P 500).

The Large Cap Value  Fund's  investment  objective  is to  provide  income.
Capital   appreciation   is   a   secondary,   non-fundamental   investment
consideration.

The Equity Income Fund's investment  objective is current income and growth of capital.

The  Social  Balanced  Fund's  investment  objective  is to  provide  total return.

The Intermediate Term Bond Fund's investment objective is current income.

The Balanced Fund's investment objective is to provide total return.

The Income  Fund's  investment  objective is primarily  current  income and secondarily capital growth.


The  Short-Term  Corporate  Bond  Fund's  investment  objective  is current income.

The Maryland  Municipal Bond Fund's investment  objective is current income exempt from federal  regular income tax and Maryland state and local income taxes.

Under normal  circumstances,  the Maryland  Municipal Bond Fund will invest its  assets  so that at least  80% of the  income  it  distributes  will be exempt from  federal  regular  income tax and income  taxes  imposed by the
State of Maryland.

The  Pennsylvania  Municipal  Bond Fund's  investment  objective is current income exempt from federal  regular  income tax and  Pennsylvania  personal income taxes.

Under  normal  circumstances,  the  Pennsylvania  Municipal  Bond Fund will invest its assets so that at least 80% of the  income it  distributes  will be exempt  from  federal  regular  income  tax and  personal  income  taxes imposed by the Commonwealth of Pennsylvania.

The New York  Municipal  Bond  Fund's  investment  objective  is to provide current  income  which is exempt from  federal  regular  income tax and the personal  income  taxes  imposed  by the  State  of New  York  and New York municipalities and is consistent with preservation of capital.

Under normal  circumstances,  the New York  Municipal Bond Fund will invest its  assets  so that at least  80% of the  income  it  distributes  will be exempt from federal  regular  income tax and personal  income taxes imposed by the state of New York and New York municipalities.

The U.S. Government Bond Fund's investment  objective is to provide current income.  Capital  appreciation is a secondary,  non-fundamental  investment consideration.

The Short Duration  Government Bond Fund's investment  objective is to seek current income, with preservation of capital as a secondary objective.

The  Pennsylvania  Tax Free Money  Market  Fund's  investment  objective is maximizing  current  income exempt from federal and  Pennsylvania  personal income taxes and providing liquidity and security of principal.

Under normal  circumstances,  Pennsylvania  Tax Free Money Market Fund will invest its assets so that at least 80% of the  income it  distributes  will be exempt from  federal  income  tax,  including  the  federal  alternative minimum tax and Pennsylvania personal income tax.

The New York Tax Free Money Market Fund's  investment  objective is to seek a high  level of  current  interest  income  that is  exempt  from  federal regular income tax as is consistent  with liquidity and relative  stability of principal.

Under  normal  circumstances,  New York Tax Free  Money  Market  Fund  will invest its assets so that at least 80% of the  income it  distributes  will be exempt from  federal  income  tax,  including  the  federal  alternative minimum tax and New York state income tax.


The Prime Money  Market  Fund's  investment  objective  is to seek  current income with liquidity and stability of principal.


The Money Market  Fund's  investment  objective  is to seek current  income with liquidity and stability of principal.

The  Tax-Free  Money  Market  Fund's  investment  objective  is  maximizing current income exempt from federal  income tax and providing  liquidity and security of principal.

Under  normal  circumstances,  Tax Free Money  Market  Fund will invest its assets so that at least 80% of the  income  it  distributes  will be exempt from federal income tax, including the federal alternative minimum tax.

The U.S.  Government  Money Market Fund's  investment  objective is to seek maximum current income and provide liquidity and security of principal.

The U.S.  Treasury  Money  Market  Fund's  investment  objective is to seek current income with liquidity and stability of principal.

Unless  otherwise  stated  above,  all of  the  investment  objectives  and policies  listed  above are  fundamental.  The  investment  objectives  and policies  may not be  changed by the Funds'  Trustees  without  shareholder approval.

Each of the  following  Funds  have  adopted a  non-fundamental  investment policy  to  invest  at least 80% of its net  assets,  plus  borrowings  for investment  purposes,  in a manner  consistent  with Rule 35d-1 of the 1940
Act:  International  Equity Fund,  Small Cap Growth  Fund,  Small Cap Stock
Fund,  Mid Cap Growth  Fund,  Mid Cap Stock  Fund,  Multi Cap Growth  Fund,
Large Cap Growth Fund,  Large Cap Stock Fund,  Equity Index Fund, Large Cap
Value Fund,  Equity Income Fund,  Intermediate-Term  Bond Fund,  Short-Term
Corporate Bond Fund, U.S.  Government Bond Fund, Short Duration  Government
Bond Fund,  Money Market Fund, U.S.  Government  Money Market Fund and U.S.
Treasury  Money Market Fund.  Each such Fund will provide its  shareholders with at least  60 days  prior  notice  of any  changes  to such  policy  as required by Rule 35d-1.

===========================================================================

INVESTMENT LIMITATIONS - U.S. treasury money market fund, money market fund, new york tax free money market fund, U.S. government bond fund, new york municipal bond fund, large cap value fund, large cap growth fund and mid cap stock fund

The Large Cap Growth Fund may,  in the  future,  seek to achieve the Fund's investment  objective by investing  all of the Fund's  assets in a no-load, open-end  management  investment  company  having  substantially  the  same investment  objectives as the Fund.  The Fund's  investment  policy permits such an  investment.  Shareholders  will receive prior written  notice with respect to any such investment.

Issuing Senior Securities and Borrowing Money
Each Fund may  borrow  money,  directly  or  indirectly,  and issue  senior securities,  to the maximum extent  permitted under the Investment  Company
Act of 1940  (1940  Act),  any rule or order  thereunder,  or any SEC staff interpretation thereof.

Underwriting
The Funds may not underwrite  the securities of other issuers,  except that
the  Funds  may  engage  in   transactions   involving   the   acquisition,
disposition or resale of their portfolio  securities,  under  circumstances where  the  Funds  may  be  considered  to  be  an  underwriter  under  the
Securities Act of 1933.

Investing in Real Estate
The  Funds  may not  purchase  or sell  real  estate,  provided  that  this restriction  does not prevent  the Funds from  investing  in issuers  which invest,  deal,  or  otherwise  engage  in  transactions  in real  estate or interests  therein,  or  investing in  securities  that are secured by real estate or  interests  therein.  The Funds may  exercise  their rights under agreements  relating  to such  securities,  including  the right to enforce security  interests  and  hold  real  estate  acquired  by  reason  of such enforcement until that real estate can be liquidated in an orderly manner.

Lending Cash or Securities
The Funds may not make  loans,  provided  that  this  restriction  does not
prevent  the  Funds  from  purchasing  debt   obligations,   entering  into
repurchase   agreements,   lending  their  assets  to   broker/dealers   or
institutional  investors and investing in loans,  including assignments and participation interests.

Investing in Commodities
The Funds may not purchase or sell physical commodities,  provided that the
Funds may purchase  securities of companies that deal in  commodities.  For
purposes  of  this  restriction,   investments  in  transactions  involving
futures   contracts  and  options,   forward   currency   contracts,   swap
transactions  and other financial  contracts that settle by payment of cash are not deemed to be investments in commodities.

Concentration of Investments
The Funds will not make investments that will result in the concentration of their investments in the securities of issuers primarily engaged in the same industry. For purposes of this restriction, the term concentration has the meaning set forth in the 1940 Act, any rule or order thereunder, or any SEC staff interpretation thereof.  Government securities and municipal securities will not be deemed to constitute an industry.

Diversification - all Funds except New York Municipal Bond Fund
With respect to securities comprising 75% of the value of its total assets, the Funds will not purchase securities of any one issuer (other than cash; cash items; securities issued or guaranteed by the government of the United States or its agencies or instrumentalities and repurchase agreements collateralized by such U.S. government securities; and
securities of other investment companies) if, as a result, more than 5% of the value of its total assets would be invested in the securities of that issuer, or the Funds would own more than 10% of the outstanding voting securities of that issuer.

Investing in Exempt-Interest Obligations
The New York Tax Free Money Market Fund will not invest less than 80% of its net assets in securities the interest on which is exempt from federal income tax, including AMT obligations.

The above limitations cannot be changed unless authorized by the Board of
Trustees (Board) and by the "vote of a majority of its outstanding voting securities," as defined by the 1940 Act. The following limitations, however, may be changed by the Board without shareholder approval.
Shareholders will be notified before any material change in these limitations becomes effective.

Buying on Margin

     U.S Treasury Money Market Fund, Money Market Fund and New York Tax
     Free Money Market Fund: The Funds will not purchase securities on margin, provided that the Funds may obtain short-term credits necessary for the clearance of purchases and sales of securities.

     New York Municipal Bond Fund, U.S. Government Bond Fund, Large Cap
     Value Fund, and Large Cap Growth Fund: The Funds will not purchase securities on margin, provided that the Funds may obtain short-term credits necessary for the clearance of purchases and sales of securities, and further provided that the Funds may make margin deposits in connection with its use of financial options and futures, forward and spot currency contracts, swap transactions and other financial contracts or derivative instruments.

     Mid Cap Stock Fund: The Fund will not purchase on margin, provided that the Fund may obtain short-term credits necessary for the clearance of purchases and sales of securities, and further provided that the Fund may make margin deposits in connection with its use of financial options and futures, forward and spot currency contracts, swap transactions and other financial contracts or derivative instruments.

Issuing Senior Securities and Borrowing Money
As an operating (non-fundamental) policy, the New York Tax Free Money
Market Fund does not anticipate entering into reverse repurchase agreements in excess of 5% of its net assets.

Investing in Restricted and Illiquid Securities
The Funds may invest in restricted securities.  Restricted securities are any securities in which the Fund may invest pursuant to its investment objective and policies but which are subject to restrictions on resale under federal securities law.  Under criteria established by the Trustees, certain restricted securities are determined to be liquid.

The U.S. Government Bond Fund, New York Municipal Bond Fund and Large Cap
Value Fund will not invest more than 15% of the value of their respective net assets in illiquid securities including certain restricted securities not determined to be liquid under criteria established by the Trustees, non-negotiable time deposits and repurchase agreements providing for settlement in more than seven days after notice.

The Mid Cap Stock Fund and Large Cap Growth Fund will not purchase securities for which there is no readily available market, or enter into repurchase agreements or purchase time deposits maturing in more than seven days, if immediately after and as a result, the value of such securities would exceed, in the aggregate, 15% of the Fund's net assets.

Each Money Market Fund will not invest more than 10% of the value of its net assets in illiquid securities, including repurchase agreements providing for settlement in more than seven days after notice, and restricted securities that have not been determined to be liquid under criteria established by the Trust's Trustees.

Dealing in Puts and Calls
The New York Tax Free Money Market Fund will not write or purchase put or call options.

Purchasing Securities to Exercise Control
The New York Tax Free Money Market Fund will not invest in any issuer for purposes of exercising control or management.

Borrowing Money
The New York Tax Free Money Market Fund will not borrow money for investment leverage, but rather as a temporary, extraordinary, or emergency measure or to facilitate management of the portfolio by enabling the Fund to meet redemption requests when the liquidation of portfolio assets is deemed to be inconvenient or disadvantageous. The Fund will not purchase any securities while borrowings in excess of 5% of the value of its total assets are outstanding. The New York Tax Free Money Market Fund does not anticipate entering into reverse repurchase agreements in excess of 5% of its net assets.

Pledging Assets
The Funds will not mortgage, pledge, or hypothecate any of their assets, provided that this shall not apply to the transfer of securities in connection with any permissible borrowing or to collateral arrangements in connection with permissible activities.

Investing in Other Investment Companies
The Funds may invest their assets in securities of other investment companies as an efficient means of carrying out their investment policies.
It should be noted that investment companies incur certain expenses, such as management fees, and, therefore, any investment by the Funds in shares of other investment companies may be subject to such duplicate expenses.
At the present time, the Funds expect that its investments in other investment companies may include shares of money market funds, including funds affiliated with the Funds' Adviser.

In applying the Funds' concentration restriction: (a) utility companies will be divided according to their services, for example, gas, gas transmission, electric and telephone will each be considered a separate industry; (b) financial service companies will be classified according to the end users of their services, for example, automobile finance, bank finance and diversified finance will each be considered a separate industry; and (c) asset-backed securities will be classified according to the underlying assets securing such securities. To conform to the current view of the SEC that only domestic bank instruments may be excluded from industry concentration limitations, as a matter of non-fundamental policy, the Funds will not exclude foreign bank instruments from industry concentration limits as long as the policy of the SEC remains in effect.
In addition, investments in bank instruments, and investments in certain industrial development bonds funded by activities in a single industry, will be deemed to constitute investment in an industry, except when held for temporary defensive purposes. The investment of more than 25% of the value of the Funds' total assets in any one industry will constitute
"concentration."

Except with respect to borrowing money, if a percentage limitation is adhered to at the time of investment, a later increase or decrease in percentage resulting from any change in value or net assets will not result in a violation of such restriction. Except for the Large Cap Growth
Fund, none of the Funds has any present intent to borrow money in excess of 5% of the value of its net assets during the coming fiscal year.
For purposes of its policies and limitations, the Funds consider certificates of deposit and demand and time deposits issued by a U.S.
branch of a domestic bank or savings and loan having capital, surplus, and undivided profits in excess of $100,000,000 at the time of investment to be "cash items."


investment limitations - all other funds (except prime money market fund)
===========================================================================


The following investment restrictions may be changed only by a vote of the majority of the outstanding Shares of a Fund.

All Funds except Pennsylvania Municipal Bond Fund, Maryland Municipal Bond
Fund and New York Municipal Bond Fund will not:

1.    Purchase securities of any one issuer, other than obligations issued or guaranteed by the U.S. government (and "regulated investment companies"
as defined in the Code for each Fund except Small Cap Stock Fund and
Short  Duration Government Bond Fund), its agencies or instrumentalities, if, immediately after such purchase, more than 5% of a Fund's total assets would be invested in such issuer or the Fund would hold more than 10% of the outstanding voting securities of the issuer, except that 25% or less of a Fund's total assets may be invested without regard to such limitations.  There is no limit to the percentage of assets that may be invested in U.S. Treasury bills, notes, or other obligations issued or guaranteed by the U.S. government, its agencies or instrumentalities.

2.  Purchase any securities which would cause more than 25% of a Fund's total assets at the time of purchase to be invested in securities of one or more issuers conducting their principal business activities in the same industry, provided that (a) there is no limitation with respect to obligations issued or guaranteed by the U.S. government, its agencies or instrumentalities, and repurchase agreements secured by obligations of the
U.S. government, its agencies or instrumentalities (and "regulated investment companies" as defined in the Code for each Fund except Small
Cap Stock Fund and Short Duration Government Bond Fund); (b) wholly owned finance companies will be considered to be in the industries of their parents if their activities are primarily related to financing the activities of their parents; (c) with respect to all Funds except the
Small Cap Stock Fund, utilities will be divided according to their services (for example, gas, gas transmission, electric and gas, electric, and telephone will each be considered a separate industry); and (d) with respect to all Funds except the International Equity Fund and the Short
Duration Government Bond Fund, technology companies will be divided according to their services (for example, medical devices, biotechnology, semi-conductor, software and communications will each be considered a separate industry).

The Pennsylvania Municipal Bond Fund, Maryland Municipal Bond Fund and New
York Municipal Bond Fund will not:

1. Purchase securities of any one issuer, other than obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities, if at the end of each fiscal quarter, (a) more than 5% of the Fund's total assets (taken at current value) would be invested in such issuer (except that up to 50% of the Fund's total assets may be invested without regard to such 5% limitation), and (b) more than 25% of its total assets (taken at current value) would be invested in securities of a single issuer.
There is no limit to the percentage of assets that may be invested in U.S.
Treasury bills, notes, or other obligations issued or guaranteed by the
U.S. government, its agencies or instrumentalities.  For purposes of this limitation, a security is considered to be issued by the governmental entity (or entities) whose assets and revenues back the security, or, with respect to a private activity bond that is backed only by the assets and revenues of a non-governmental user, such non-governmental user.

2.  Make  investments  that  will  result  in  the   concentration  of  its
investments  in the  securities  of issuers  primarily  engaged in the same industry. For purposes of this restriction,  the term concentration has the meaning  set forth in the 1940 Act,  any rule or order  thereunder,  or any
SEC staff  interpretation  thereof.  Government  securities  and  municipal securities,  except  industrial  development  bonds,  will not be deemed to constitute an industry.

In addition, all Funds will not:

1.  Borrow money or issue senior securities except that each Fund may enter into reverse repurchase agreements and may otherwise borrow money or issue senior securities as and to the extent permitted by the 1940 Act or any rule, order or interpretation thereunder.  (The 1940 Act currently permits each Fund to borrow up to one-third the value of its total assets at the time of such borrowing.)

2.  Make loans, except that a Fund may purchase or hold debt instruments and lend portfolio securities in accordance with its investment objective and policies, make time deposits with financial institutions and enter into repurchase agreements.

3. Purchase securities on margin, except for use of short-term credit necessary for clearance of purchases of portfolio securities, except as may be necessary to make margin payments in connection with derivative securities transactions, and except to the extent disclosed in the current prospectus or statement of additional information of such Fund;

4. Underwrite the securities issued by other persons, except to the extent that a Fund may be deemed to be an underwriter under certain securities laws in the disposition of "restricted securities";

5. Purchase or sell real estate (although investments in marketable securities of companies engaged in such activities and securities secured by real estate or interests therein are not prohibited by this restriction); and

6. Purchase or sell commodities or commodities contracts, except to the extent disclosed in the current prospectus or statement of additional information of such Fund.

The following investment restrictions may be changed without the vote of a majority of the outstanding Shares of the Funds.  Each Fund may not:

1. Purchase or otherwise acquire any security if, as a result, more than
15% (10% in the case of New York Tax-Free Money Market Fund, U.S. Treasury
Money Market Fund, Pennsylvania Tax-Free Money Market Fund, U.S.
Government Money Market Fund and Tax-Free Money Market Fund -
collectively, the "Money Market Funds") of its net assets would be invested in securities that are illiquid.

2. Purchase securities of other investment companies, except (a) in connection with a merger, consolidation, acquisition or reorganization, and (b) to the extent permitted by the 1940 Act, or pursuant to any exemptions therefrom.

3. Mortgage or hypothecate the Fund's assets in excess of one-third of such
Fund's total assets.

4. The Small Cap Stock Fund, the International Equity Fund and the Money Market
Funds may not engage in any short sales.  Each Fund other than the Small
Cap Fund and the International Equity Fund may not engage in short sales of any securities at any time if, immediately after and as a result of the short sale, the market value of securities sold short by such Fund would exceed 25% of the value of that Fund's total assets.

In applying the concentration restriction for Pennsylvania Municipal Bond
Fund, Maryland Municipal Bond Fund and New York Municipal Bond Fund,
investments in certain industrial development bonds funded by activities in a single industry will be deemed to constitute investment in an industry. In addition, (a) utility companies will be divided according to their services, for example, gas, gas transmission, electric and telephone will each be considered a separate industry; (b) financial service companies will be classified according to the end users of their services, for example, automobile finance, bank finance and diversified finance will each be considered a separate industry; and (c) asset-backed securities will be classified according to the underlying assets securing such securities.

If any percentage restriction or requirement described above is satisfied at the time of investment, a later increase or decrease in such percentage resulting from a change in asset value will not constitute a violation of such restriction or requirement.  However, should a change in net asset value (NAV) or other external events cause a Fund's investments in illiquid securities to exceed the limit set forth in this SAI for its investment in illiquid securities, such Fund will act to cause the aggregate amount of such securities to come within such limit as soon as reasonably practicable.  In such an event, however, no Fund would be required to liquidate any portfolio securities where such Fund would suffer a loss on the sale of such securities.


investment limitations - PRIME money market fund
===========================================================================

The following investment  restrictions may be changed only by a vote of the majority of the outstanding Shares of a Fund.

      The Prime Money Market Fund will not:

      1.    Purchase  securities of any one issuer,  other than obligations
issued  or   guaranteed   by  the  U.S.   Government,   its   agencies   or
instrumentalities,  if,  immediately  after such purchase,  more than 5% of the Fund's  total assets would be invested in such issuer or the Fund would hold more than 10% of the  outstanding  voting  securities  of the  issuer, except that 25% or less of the Fund's total assets may be invested  without regard to such  limitations.  There is no limit to the percentage of assets that may be invested in U.S.  Treasury bills,  notes, or other  obligations
issued  or   guaranteed   by  the  U.S.   Government,   its   agencies   or
instrumentalities.

      2.    Purchase any securities which would cause more than 25% of the
Fund's total assets at the time of purchase to be invested in securities of one or more issuers conducting their principal business activities in the same industry, provided that (a) there is no limitation with respect to obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities, and repurchase agreements secured by obligations of the U.S. Government, its agencies or instrumentalities; (b) there is no limitation with respect to domestic bank certificates of deposit or bankers' acceptances, and repurchase agreements secured by bank instruments; (c) wholly owned finance companies will be considered to be in the industries of their parents if their activities are primarily related to financing the activities of their parents; and (d) utilities will be divided according to their services.  For example, gas, gas transmission, electric and gas, electric, and telephone will each be considered a separate industry.

      3.    Borrow money or issue senior securities except that the Fund may enter into reverse repurchase agreements and may otherwise borrow money or issue senior securities as and to the extent permitted by the
1940 Act or any rule, order or interpretation thereunder.  (The 1940 Act currently permits the Fund to borrow up to one-third the value of its total assets at the time of such borrowing.)  So long as the Fund's borrowings, including reverse repurchase agreements and dollar roll agreements, exceed 5% of such Fund's total assets, the Fund will not acquire any portfolio securities.

      4.    Make  loans,  except  that the Fund may  purchase  or hold debt
instruments   and  lend  portfolio   securities  in  accordance   with  its
investment  objective  and  policies,  make time  deposits  with  financial institutions and enter into repurchase agreements.

      5.    Underwrite  the securities  issued by other persons,  except to the extent that the Fund may be deemed to be an  underwriter  under certain securities laws in the disposition of "restricted securities";

      6.    Purchase  or  sell  real  estate   (although   investments   in
marketable   securities  of  companies   engaged  in  such  activities  and
securities  secured by real estate or interests  therein are not prohibited by this restriction); and

      7.    Purchase or sell commodities or commodities  contracts,  except to  the  extent  disclosed  in  the  current  prospectus  or  statement  of additional information of such Fund.

The following investment  restrictions may be changed without the vote of a majority of the outstanding Shares of a Fund.

      1.    The Prime Money  Market  Fund may not  purchase  securities  of other  investment  companies,  except  (a) in  connection  with  a  merger, consolidation,  acquisition  or  reorganization,  and  (b)  to  the  extent permitted by the 1940 Act, or pursuant to any exemptions therefrom;

      2.    The Prime  Money  Market Fund may not  mortgage or  hypothecate the Fund's assets in excess of one-third of such Fund's total assets.

3.    The Prime Money Market Fund may not engage in any short sales.

      4.    The Prime  Money  Market  Fund will  limit  investments  in the
securities  of  any  single  issuer  (other  than   securities   issued  or
guaranteed by the U.S. Government,  its agencies or  instrumentalities  and repurchase  agreements  collateralized by such securities) to not more than
5% of the value of its total  assets at the time of  purchase,  except  for
25% of the value of their total  assets which may be invested in First Tier
Securities of any one issuer for a period of up to three  business days, in order  to  comply  with  Securities  and  Exchange  Commission  regulations relating to money market funds.

      5.    The Prime  Money  Market  Fund may not  purchase  or  otherwise acquire  any  security  if,  as a result,  more than 10% of its net  assets would be invested in securities that are illiquid.

      If any  percentage  restriction  or  requirement  described  above is satisfied at the time of  investment,  a later increase or decrease in such percentage  resulting  from a change in asset value will not  constitute  a violation of such restriction or requirement.  However,  should a change in net asset value or other  external  events  cause a Fund's  investments  in illiquid  securities  to exceed  the limit set forth in this  Statement  of
Additional  Information  for its  investment in illiquid  securities,  such
Fund will act to cause the  aggregate  amount  of such  securities  to come within  such  limit as soon as  reasonably  practicable.  In such an event, however,  no Fund would be required to liquidate any  portfolio  securities where such Fund would suffer a loss on the sale of such securities.


REGULATORY COMPLIANCE
The Money Market Funds may follow non-fundamental operational policies that are more restrictive than their fundamental investment limitations, as set forth in the prospectus and this statement of additional information, in order to comply with applicable laws and regulations, including the provisions of and regulations under the 1940 Act.  In particular, the Money Market Funds will comply with the various requirements of Rule 2a-7 (the Rule), which regulates money market mutual funds.  The Money Market Funds will determine the effective maturity of their investments according to the Rule.  The Money Market Funds may change these operational policies to reflect changes in the laws and regulations without the approval of their shareholders.

PORTFOLIO TURNOVER
The portfolio turnover rate for each Fund is calculated by dividing the lesser of a Fund's purchases or sales of portfolio securities for the year by the monthly average value of the portfolio securities.  The Securities and Exchange Commission (SEC) requires that the calculation exclude all securities whose remaining maturities at the time of acquisition were one year or less.

For the fiscal years ended April 30, 2003 and 2002, the portfolio  turnover rates for each of the following Funds were as follows:

Fund                                                              2003      2002

International Equity Fund.........................................  42%     61%
Small Cap Growth Fund*............................................  246%    267%
Small Cap Stock Fund *..........................................    68%     136%
Mid Cap Growth Fund*..............................................  238%    106%
Mid Cap Stock Fund.............................................     80%     91%
Multi Cap Growth Fund*..........................................    194%    202%
Large Cap Growth Fund.........................................      37%     45%
Large Cap Stock Fund..............................................  36%     22%
Equity Index Fund.................................................  87%     31%
Large Cap Value Fund............................................    32%     63%
Equity Income Fund................................................  28%     43%
Balanced Fund.....................................................  84%     50%
Managed Allocation Fund - Aggressive Growth....................     11%     4%
Managed Allocation Fund - Moderate Growth .......................   10%     2%
Managed Allocation Fund - Conservative Growth ....................  11%     19%
Intermediate-Term Bond Fund.....................................    259%    84%
Income Fund *.....................................................  276%    143%
Short-Term Corporate Bond Fund *.................................   170%    79%
Maryland Municipal Bond Fund......................................  18%     9%
Pennsylvania Municipal Bond Fund................................    12%     16%
New York Municipal Bond Fund......................................  50%     46%
Short Duration Government Bond Fund**.............................  96%     89%
U.S. Government Bond Fund.........................................  68%     41%

     *The variation in each Fund's portfolio turnover rate from 2003 to
     2002 was due to the Funds' investment policies which by nature are conducive to either higher or lower portfolio turnover when appropriate under market conditions.

     **The portfolio turnover rate for the Short Duration Government Bond
     Fund may vary greatly from year to year as well as within a particular year, and may also be affected by cash requirements for redemptions of Shares. High portfolio turnover rates will generally result in higher transaction costs, including brokerage commissions, to the Short Duration Government  Bond Fund and may result in additional tax consequences to the Fund's shareholders.

===========================================================================

DETERMINING MARKET VALUE OF SECURITIES

MONEY MARKET FUNDS
The Trustees  have decided that the best method for  determining  the value of portfolio  instruments is amortized cost.  Under this method,  portfolio
instruments   are  valued  at  the   acquisition   cost  as  adjusted   for
amortization  of premium or accumulation of discount rather than at current market value.  Accordingly,  neither the amount of daily income nor the NAV
is  affected  by  any  unrealized   appreciation  or  depreciation  of  the
portfolio.  In periods of declining  interest  rates,  the indicated  daily yield on shares of a Fund computed by dividing the annualized  daily income on the Fund's  portfolio by the NAV computed as above may tend to be higher than a similar  computation  made by using a method of valuation based upon market  prices and  estimates.  In periods of rising  interest  rates,  the opposite may be true.

A Fund's use of the amortized cost method of valuing portfolio  instruments depends on its compliance  with certain  conditions in Rule 2a-7 (the Rule)
promulgated  by the SEC under the 1940 Act.  Under the Rule, the Board must establish  procedures  reasonably  designed to stabilize the NAV per Share, as computed  for  purposes of  distribution  and  redemption,  at $1.00 per
Share,  taking  into  account  current  market  conditions  and the  Fund's investment  objective.  The procedures  include monitoring the relationship between  the  amortized  cost  value per Share and the NAV per Share  based upon available  indications of market value. The Board will decide what, if any,  steps should be taken if there is a difference of more than 0.5 of 1%
between  the two  values.  The  Board  will take any  steps  they  consider
appropriate   (such  as  redemption  in  kind  or  shortening  the  average portfolio  maturity)  to minimize  any  material  dilution or other  unfair results  arising from  differences  between the two methods of  determining
NAV.

INCOME, BALANCED AND EQUITY FUNDS
Market  values  of  the  Income,   Balanced  and  Equity  Funds'  portfolio
securities are determined as follows:

|     for  equity  securities,  according  to the  last  sale  price in the market in which they are primarily  traded (either a national  securities exchange or the over-the-counter market), if available;

|     in the absence of recorded sales for equity securities,  according to the mean between the last closing bid and asked prices;

|     futures  contracts and options are generally  valued at market values established  by the  exchanges  on which  they are traded at the close of trading on such exchanges.  Options traded in the over-the-counter market are generally  valued  according to the mean between the last bid and the last asked price for the option as provided  by an  investment  dealer or other  financial  institution  that  deals in the  option.  The Board may determine in good faith that another  method of valuing such  investments is necessary to appraise their fair market value;

|     for fixed  income  securities,  according to the mean between bid and asked prices as furnished by an independent pricing service,  except that fixed income  securities  with remaining  maturities of less than 60 days at the time of purchase may be valued at amortized cost; and

|     for all other  securities  at fair value as  determined in good faith by the Board.

Prices provided by independent pricing services may be determined without relying exclusively on quoted prices and may consider institutional trading in similar groups of securities, yield, quality, stability, risk, coupon rate, maturity, type of issue, trading characteristics, and other market data or factors. From time to time, when prices cannot be obtained from an independent pricing service, securities may be valued based on quotes from broker-dealers or other financial institutions that trade the securities.

Trading in Foreign Securities
Trading in foreign securities may be completed at times which vary from the closing of the New York Stock Exchange (NYSE). In computing its NAV, the Fund values foreign securities at the latest closing price on the exchange on which they are traded immediately prior to the closing of the
NYSE. Certain foreign currency exchange rates may also be determined at the latest rate prior to the closing of the NYSE. Foreign securities quoted in foreign currencies are translated into U.S. dollars at current rates. Occasionally, events that affect these values and exchange rates may occur between the times at which they are determined and the closing of the NYSE. If such events materially affect the value of portfolio securities, these securities may be valued at their fair value as determined in good faith by the Funds' Board, although the actual calculation may be done by others.

WHAT DO SHARES COST?
===========================================================================

Each Equity,  Balanced and Income  Fund's NAV per Share  fluctuates  and is based on the market value of all securities and other assets of the Fund.

The NAV for each class of Shares may  differ due to the  variance  in daily net income realized by each class.  Such variance will reflect only accrued net income to which the shareholders of a particular class are entitled.

HOW ARE THE FUNDS SOLD?
===========================================================================


Under the Distributor's  Contract with the Fund, the Distributor  (Edgewood
Services, Inc.) offers Shares on a continuous, best-efforts basis.

RULE 12B-1 PLANS (class S shares,  Institutional  Shares and  Institutional
ii shares only)
As  compensation  type plans,  the Rule 12b-1 Plans are designed to pay the
Distributor  (who  may  then  pay  investment  professionals  such as banks
(including  M&T  Bank  and  its  affiliates),   broker/dealers,   trust
departments  of banks,  and registered  investment  advisers) for marketing activities (such as advertising,  printing and  distributing  prospectuses, and providing  incentives to investment  professionals) to promote sales of
Shares so that overall Fund assets are maintained or increased.  This helps the Funds  achieve  economies  of scale,  reduce  per Share  expenses,  and provide cash for orderly  portfolio  management and Share  redemptions.  In addition,  the Funds' service providers that receive  asset-based fees also benefit from stable or increasing Fund assets.

The Funds  may  compensate  the  Distributor  more or less than its  actual marketing  expenses.  In no event will the Fund pay for any expenses of the
Distributor that exceed the maximum Rule 12b-1 Plan fee.

For some  classes of Shares,  the  maximum  Rule 12b-1 Plan fee that can be paid in any one year may not be sufficient  to cover the  marketing-related
expenses  the  Distributor  has  incurred.   Therefore,  it  may  take  the
Distributor a number of years to recoup these expenses.

SHAREHOLDER  SERVICES  PLANS  (class S  shares,  institutional  shares  and
INSTITUTIONAL I SHARES only)
The  Funds  may  pay  M&T   Securities,   Inc.  and  other   investment
professionals   for   providing   shareholder   services  and   maintaining
shareholder  accounts.  M&T  Securities,  Inc.  may  select  others  to perform these services for their customers and may pay them fees.


SUPPLEMENTAL PAYMENTS
Investment  professionals  may  be  paid  fees  out of  the  assets  of the
Distributor  (but not out of Fund assets) or Adviser.  The  Distributor may be reimbursed by the Adviser or its affiliates.

Investment     professionals    receive    such    fees    for    providing
distribution-related  or  shareholder  services such as  sponsoring  sales, providing sales  literature,  conducting  training  seminars for employees, and  engineering  sales-related  computer  software  programs  and systems.
Also, investment  professionals may be paid cash or promotional incentives, such as  reimbursement  of  certain  expenses  relating  to  attendance  at
informational   meetings   about  the  Fund  or  other  special  events  at
recreational-type  facilities,  or items of material value.  These payments will be based upon the amount of Shares the investment  professional  sells or may sell and/or upon the type and nature of sales or  marketing  support furnished by the investment professional.

EXCHANGING SECURITIES FOR SHARES
===========================================================================
You may  contact  the  Distributor  to  request  a  purchase  of  Shares in exchange for  securities  you own. The Funds reserve the right to determine whether to accept your  securities  and the minimum market value to accept.
The Funds will value your  securities  in the same  manner as it values its assets.  This exchange is treated as a sale of your  securities for federal tax purposes.

SUBACCOUNTING SERVICES
===========================================================================

Certain  investment  professionals  may  wish to use the  transfer  agent's
subaccounting    system   to   minimize   their   internal    recordkeeping
requirements.  The  transfer  agent may  charge a fee based on the level of subaccounting  services rendered.  Investment  professionals holding Shares in a fiduciary,  agency,  custodial, or similar capacity may charge or pass through  subaccounting  fees as part of or in addition  to normal  trust or agency account fees.  They may also charge fees for other services that may be related to the ownership of Shares. This information should,  therefore,
be  read  together  with  any  agreement   between  the  customer  and  the
investment  professional about the services provided,  the fees charged for those services, and any restrictions and limitations imposed.

REDEMPTION IN KIND
===========================================================================

Although  each Fund intends to pay Share  redemptions  in cash, it reserves the right, as described  below, to pay the redemption  price in whole or in part by a distribution of a Fund's portfolio securities.

Because the Funds have  elected to be governed by Rule 18f-1 under the 1940
Act,  each  Fund  is  obligated  to  pay  Share   redemptions  to  any  one
shareholder  in cash  only up to the  lesser of  $250,000  or 1% of the net assets represented by such Share class during any 90-day period.

Any Share redemption  payment greater than this amount will also be in cash unless the Funds' Board  determines that payment should be in kind. In such a  case,  the  Fund  will  pay all or a  portion  of the  remainder  of the redemption  in  portfolio  securities,  valued  in the same way as the Fund determines its NAV. The portfolio  securities  will be selected in a manner that  the  Funds'  Board  deems  fair  and  equitable  and,  to the  extent available, such securities will be readily marketable.

Redemption in kind is not as liquid as a cash redemption.  If redemption is made in kind,  shareholders  receiving the portfolio securities and selling them before their maturity could receive less than the redemption  value of the securities and could incur certain transaction costs.

===========================================================================

ACCOUNT AND SHARE INFORMATION

VOTING RIGHTS
Each Share of a Fund gives the  shareholder  one vote in Trustee  elections and other matters submitted to shareholders for vote.

All Shares of the Trust have equal  voting  rights,  except that in matters affecting  only a  particular  Fund or class,  only  Shares of that Fund or class are entitled to vote.

Trustees  may be  removed  by the  Board or by  shareholders  at a  special meeting.  A special  meeting  of  shareholders  will be called by the Board upon the  written  request  of  shareholders  who own at  least  10% of the
Trust's outstanding Shares of all series entitled to vote.


 As of  August  1,  2003,  the  following  shareholders  owned  of  record, beneficially, or both, 5% or more of the outstanding shares:

U.S.  Treasury  Money  Market  Fund  (Class  S) -  Medical  Service  Group,
Syracuse,  NY (29.94%);  University Hill Radiation Oncology,  Syracuse,  NY
(6.38%); and M. Spiegle and Sons Oil Corp., Tuxedo Park, NY (5.16%).

Money M arket Fund (Institutional Shares) - Power Line Constructors,  Inc.,
Clinton, NY (56.02%); The Schutte Group, Inc., Williamsville,  NY (15.61%);
PLC  Trenching  Co.  LLC,   Clinton,   NY  (13.58%);   Kayser  Real  Estate
Development LP, Parkman, OH (9.20%);  and Butler Fence Co, Inc.,  Syracuse,
NY (5.02%).

Money Market Fund (Class S) - Ianniello  Anderson & Reilly, PC, Clifton
Park,  NY  (5.87%);   Betters  Inc.,  Oakfield,   NY  (5.52%);  and  RMSCO,
Liverpool, NY (5.41%).

Prime  Money  Market  Fund  (Institutional  Shares) -  Manufacturers  &
Traders,   Tice  &  Co.,  Buffalo,  NY  (70.14%);   M&T  Securities
Services,  Inc.,   Williamsville,   NY  (10.54%);  and  National  Financial
Services Co., New York, NY (8.41%).

Short Duration Government Bond Fund  (Institutional  Shares) - Krauss &
Company,  Buffalo, NY (44.04%);  Tico & Co., Buffalo, NY (18.81%);  and
Manufacturers and Traders Bank, Reho & Co., Buffalo, NY (13.48%).

Shareholders  owning  25% or more of  outstanding  shares may be in control and be able to affect the outcome of certain  matters  presented for a vote of shareholders.


TAX INFORMATION
===========================================================================

FEDERAL INCOME TAX
Each Fund  intends to meet  requirements  of  Subchapter  M of the Internal
Revenue  Code  applicable  to  regulated  investment  companies.  If  these requirements  are not met, it will not receive  special tax  treatment  and will be subject to federal corporate income tax.

Each Fund will be treated as a single,  separate  entity for federal income tax purposes so that income  earned and capital  gains and losses  realized by the Trust's other  portfolios  will be separate  from those  realized by the Fund.

FOREIGN INVESTMENTS
If a Fund purchases  foreign  securities,  their  investment  income may be subject to foreign  withholding or other taxes that could reduce the return on these  securities.  Tax treaties  between the United  States and foreign countries,  however, may reduce or eliminate the amount of foreign taxes to which the Fund would be subject.  The effective  rate of foreign tax cannot be predicted  since the amount of Fund assets to be invested within various countries  is  uncertain.  However,  the Fund  intends  to operate so as to qualify for treaty-reduced tax rates when applicable.

Distributions  from a Fund may be based on estimates of book income for the year. Book income generally  consists solely of the coupon income generated by the  portfolio,  whereas  tax-basis  income  includes  gains  or  losses attributable  to currency  fluctuation.  Due to differences in the book and
tax   treatment  of   fixed-income   securities   denominated   in  foreign
currencies,  it is  difficult  to  project  currency  effects on an interim basis.  Therefore,  to the  extent  that  currency  fluctuations  cannot be anticipated,  a portion of  distributions  to  shareholders  could later be designated  as a return of  capital,  rather  than  income,  for income tax purposes, which may be of particular concern to simple trusts.

If a Fund invests in the stock of certain  foreign  corporations,  they may constitute  Passive Foreign  Investment  Companies (PFIC), and the Fund may
be subject to Federal income taxes upon disposition of PFIC investments.

Tax-Free Portfolios: Tax-Free Money Market Fund, Pennsylvania Tax Free
Money Market Fund, NEW YORK TAX-FREE MONEY MARKET FUND,  Maryland
Municipal Bond Fund, NEW YORK MUNICIPAL BOND FUND AND Pennsylvania
Municipal Bond Fund
If a Tax-Free  Portfolio  satisfies the  requirement  that, at the close of each  quarter of its taxable  year,  at least 50% of the value of its total assets  consists of  securities  the interest on which is  excludable  from gross income under section 103(a) of the Code, it may pay  "exempt-interest
dividends"  to  its  shareholders;   each  Tax-Free  Portfolio  intends  to
continue  to satisfy  this  requirement.  Those  dividends  constitute  the portion of its aggregate  dividends  (excluding capital gain distributions)
equal  to the  excess  of its  excludable  interest  over  certain  amounts disallowed as deductions.  Exempt-interest  dividends are excludable from a shareholder's  gross income for Federal  income tax purposes,  although the amount of those  dividends  must be  reported  on the  recipient's  Federal income tax return.  Shareholders'  treatment of  dividends  from a Tax-Free
Portfolio  under  state  and  local  income  tax laws may  differ  from the treatment  thereof  under  the Code.  Investors  should  consult  their tax advisors concerning this matter.

Interest  on  indebtedness  incurred  or  continued  by  a  shareholder  to purchase or carry  shares of a Tax-Free  Portfolio  is not  deductible  for
federal  income  tax  purposes.   Under  IRS  rules  for  determining  when
borrowed  funds are used for  purchasing  or  carrying  particular  assets,
Tax-Free  Portfolio  shares may be  considered  to have been  purchased  or carried  with  borrowed  funds even  though  those  funds are not  directly linked to the shares.

Entities or persons  who are  "substantial  users" (or  persons  related to
"substantial   users")  of   facilities   financed   by  private   activity
obligations  (PABs)  should  consult their tax advisors  before  purchasing shares of a  Tax-Free  Portfolio  because,  for users of  certain  of these facilities,  the interest on those bonds is not exempt from federal  income tax.  For  these  purposes,  "substantial  user" is  defined  to  include a
"non-exempt  person" who regularly  uses in a trade or business a part of a facility  financed  from the  proceeds of PABs.  Interest  on certain  PABs
(which the  Tax-Free  Portfolios  expect to  purchase)  is treated as a Tax
Preference  Item,  although it remains fully tax-exempt for regular Federal income  tax  purposes;  a portion  (not  expected  to  exceed  20%) of each
Tax-Free  Portfolio's  exempt-interest  dividends thus may constitute a Tax
Preference  Item.  Interest on all  tax-exempt  obligations  is included in
"adjusted current earnings" of corporations for purposes of the AMT.

If shares of a Tax-Free  Portfolio  are sold at a loss after being held for six  months  or less,  the loss  will be  disallowed  to the  extent of any exempt-interest  dividends  received  on  those  shares,  and any  loss not disallowed  will be treated as long-term,  instead of  short-term,  capital loss to the extent of any capital gain distributions received thereon.

If a  Tax-Free  Portfolio  invests in  instruments  that  generate  taxable interest income, under the circumstances  described in the prospectuses and in the discussion of municipal  market discount bonds below, the portion of any dividend of that Portfolio  attributable to the interest earned thereon will be taxable to its  shareholders  as  ordinary  income to the extent of its earnings and profits,  and only the  remaining  portion will qualify as an  exempt-interest  dividend.  The  exempt-interest  dividend  portion  is determined  by the  ratio of  (1) the  net  tax-exempt  income a  Portfolio realizes for the entire year to (2) the  aggregate  amount of distributions for the  year and  thus is an  annual  average,  rather  than a  day-to-day determination.  Moreover,  if a Tax-Free Portfolio realizes capital gain as a result  of market  transactions,  any  distributions  of the gain will be taxable to its shareholders.

A Tax-Free  Portfolio  may invest in  municipal  bonds that are  purchased, generally not on their original issue,  with market discount (that is, at a price less than the principal  amount of the bond or, in the case of a bond that was issued with original issue discount,  a price less than the amount of the issue  price  plus  accrued  original  issue  discount)  ("municipal market  discount  bonds").  If a bond's  market  discount  is less that the product of  (1) 0.25% of the  redemption  price at maturity  times  (2) the number of complete years to maturity after the Tax-Free  Portfolio acquired the bond,  then no market  discount  is  considered  to exist.  Gain on the disposition  of a municipal  market  discount bond  purchased by a Tax-Free
Portfolio  after  April 30,  1993 (other than a bond with a fixed  maturity date within one year from its  issuance),  generally is treated as ordinary
(taxable)  income,  rather than capital  gain,  to the extent of the bond's accrued  market  discount at the time of  disposition.  Market  discount on such a bond  generally  is  accrued  ratably,  on a daily  basis,  over the period between the dates of acquisition  and maturity.  In lieu of treating the  disposition  gain as above, a Tax-Free  Portfolio may elect to include market  discount in its gross  income  currently,  for each taxable year to which it is attributable.

Up to 85% of  social  security  and  railroad  retirement  benefits  may be included in taxable  income for  recipients  whose  adjusted  gross  income
(including  income from  tax-exempt  sources such as a Tax-Free  Portfolio)
plus 50% of their benefits  exceeds  certain base amounts.  Exempt-interest dividends from Tax-Free  Portfolio  still would be tax-exempt to the extent described above;  they would only be included in the calculation of whether
a  recipient's  income  exceeded  the  established   amounts.   Receipt  of
tax-exempt  income may result in  collateral  tax  consequences  to certain other taxpayers,  including financial  institutions,  property and casualty insurance  companies,  certain foreign  corporations  doing business in the
United  States,  certain S  corporations  with  excess  passive  income and individuals  otherwise  eligible for the earned income credit.  Prospective purchasers of Portfolio  shares should consult their own tax advisors as to the applicability of any such collateral consequences.

Shares  of a  Tax-Free  Portfolio  would  not be  suitable  for  tax-exempt institutions  and for tax-exempt  retirement  plans qualified under section
401 of the Code, H.R. 10 plans and individual retirement accounts.

NEW YORK TAXES
Under existing New York laws,  shareholders  of the New York Municipal Bond
Fund and New York Tax Free  Money  Market  Fund will not be  subject to New
York  State or New York City  personal  income  taxes on  dividends  to the extent that such dividends  qualify as "exempt  interest  dividends"  under
the  Internal   Revenue  Code  of  1986  and  represent   interest   income
attributable  to  obligations  of the  State of New York and its  political subdivisions,  as well as certain other obligations,  the interest on which is exempt  from New York  State and New York City  personal  income  taxes, such as, for example,  certain  obligations of the  Commonwealth  of Puerto
Rico. To the extent that distributions are derived from other income,  such distributions  will be subject to New York State or New York City  personal income tax.

The New York  Municipal  Bond Fund and New York Tax Free Money  Market Fund
cannot  predict in advance the exact portion of their  dividends  that will be exempt  from New York  State and New York City  personal  income  taxes.
However,  the Funds will  report to  shareholders  at least  annually  what percentage of the dividends they actually paid is exempt from such taxes.

Dividends  paid by the New York  Municipal  Bond Fund and New York Tax Free
Money  Market  Fund  are  exempt  from  the New  York  City  unincorporated business  tax to the same  extent  that they are  exempt  from the New York
City personal income tax.

Dividends  paid by the Fund are not excluded from net income in determining
New  York  State or New  York  City  franchise  taxes  on  corporations  or financial institutions.

Income  from the New York  Municipal  Bond Fund and New York Tax Free Money
Market  Fund is not  necessarily  free from taxes in states  other than New
York.  Shareholders  are urged to consult their own tax advisers  regarding the status of their accounts under state and local tax laws.

Dividends  paid by the New York  Municipal  Bond Fund and New York Tax Free
Money Market Fund that are  attributable to the net interest earned on some temporary  and any  realized  net  short-term  capital  gains  are taxed as ordinary income.

PENNSYLVANIA TAXES
The Pennsylvania Municipal Bond Fund and Pennsylvania Tax-Free Money
Market Fund intend to invest all, or substantially all, of its assets in debt obligations the interest on which is exempt for federal income tax purposes.  In order for the Funds to pay tax-exempt dividends for any taxable year, at least 50% of the aggregate value of the Funds' assets at the close of each quarter of the Funds' taxable year must consist of exempt-interest obligations.

As described in this SAI, the Pennsylvania Municipal Bond Fund and
Pennsylvania Tax-Free Money Market Fund are designed to provide investors with tax-exempt interest income.  The Funds are not intended to constitute a balanced investment program and is not designed for investors seeking capital appreciation or maximum tax-exempt income irrespective of fluctuations in principal.  Shares of the Funds would not be suitable for tax-exempt institutions and may not be suitable for retirement plans qualified under Section 401 of the Internal Revenue Code (the "Code"),
H.R. 10 plans and individual retirement accounts since such plans and accounts are generally tax-exempt and, therefore, would not gain any additional benefit from the Funds' dividends being tax-exempt.  In addition, the Funds may not be an appropriate investment for persons or entities that are "substantial users" of facilities financed by private activity bonds or "related persons" thereof.  "Substantial user" is defined under U.S. Treasury Regulations to include a non-exempt person which regularly uses a part of such facilities in its trade or business and whose gross revenues derived with respect to the facilities financed by the issuance of bonds are more than 5% of the total revenues derived by all users of such facilities, which occupies more than 5% of the usable area of such facilities or for which such facilities or a part thereof were specifically constructed, reconstructed or acquired.  "Related persons" include certain related natural persons, affiliated corporations, partnerships and its partners and an S corporation and its shareholders.

MARYLAND TAXES
To the extent that dividends  paid by the Funds qualify as  exempt-interest
dividends  of  a  regulated   investment   company,   the  portion  of  the
exempt-interest  dividends that represents  interest  received by the Funds
(a)  on  obligations  of  Maryland  or  its  political   subdivisions   and
authorities,  (b) on obligations of the United States,  or (c)  obligations of certain  authorities,  commissions,  instrumentalities,  possessions  or territories  of the United  States,  will be exempt from Maryland state and local income taxes when  allocated or  distributed  to a shareholder of the
Funds.  In addition,  gains realized by the Funds from the sale or exchange of a bond issued by Maryland or a political  subdivision of Maryland,  will not be subject to Maryland state and local income taxes.

To the extent that  distributions  of the Funds are attributable to sources other  than  those  described  in the  preceding  paragraph,  such as,  for example,  interest  received by the Funds on  obligations  issued by states other than  Maryland or capital  gains  realized on  obligations  issued by
U.S.  territories and possessions and from states other than Maryland,  and income earned on repurchase agreements,  such distributions will be subject to Maryland state and local income taxes.  Income earned on certain private activity  bonds  (other  than  obligations  of the State of  Maryland  or a political  subdivision  or  authority  thereof)  which the Funds might hold will constitute a Maryland tax preference for individual  shareholders.  In addition,  capital  gains  realized by a  shareholder  upon a redemption or exchange of  portfolio  shares will be subject to Maryland  state and local income taxes.

===========================================================================

WHO MANAGES AND PROVIDES SERVICES TO THE FUNDS?

BOARD OF TRUSTEES
The Board is responsible for managing the Trust's  business affairs and for
exercising   all  the  Trust's   powers  except  those   reserved  for  the
shareholders.  The  following  tables  give  information  about  each Board member and the senior  officers of the Funds.  Where  required,  the tables separately  list Board  members who are  "interested  persons" of the Funds
(i.e.,   "Interested"   Board   members)  and  those  who  are  not  (i.e.,
"Independent" Board members).  Each Board member oversees all portfolios of the Trust and serves for an indefinite term.  Information  about each Board member is  provided  below  and  includes  each  person's:  name,  address, birthdate,  present position(s) held with the Trust,  principal occupations for the past five years, other  directorships  held, and total compensation received as a Trustee from the Trust for its most recent  fiscal year.  The
Trust is  composed  of 34 funds and is the only  investment  company in the
Fund Complex.

INTERESTED TRUSTEE BACKGROUND AND COMPENSATION

----------------------------------------------------------------------------
Name
Address                                                        ------------
--------------------  ---------------------------------------     Total
Birth date                                                     Compensation
Position With Trust   Principal Occupations for Past Five          From
Date Service Began    Years and Other Directorships Held          Trust
----------------------------------------------------------------------------
----------------------------------------------------------------------------
Mark J. Czarnecki+    Principal Occupations: Executive Vice         $0
--------------------  President, Manufacturers and Traders
Manufacturers and     Trust Company ("M&T Bank"),
Traders Trust         division head for M&T Bank's
Company               investment area, M&T Investment
One M&T Plaza     Group.
Buffalo, NY 14203
Birthdate:            Other Directorships Held:  None
November 3, 1955

Trustee

Began serving:
August 2000

----------------------------------------------------------------------------
______________________________________________________________________________________

+ Mark J. Czarnecki is "interested"  due to positions he holds with M&T
Bank, the Funds' adviser.

INDEPENDENT TRUSTEES BACKGROUND AND COMPENSATION

----------------------------------------------------------------------------
Name
Address                                                        ------------
--------------------  ---------------------------------------     Total
Birth date            Principal Occupations for Past Five      Compensation
Position With Trust   Years and Other Directorships Held           From
Date Service Began                                                Trust
----------------------------------------------------------------------------
----------------------------------------------------------------------------
Randall I. Benderson   Principal Occupations: President and      $20,000
--------------------  Chief Operating Officer, Benderson
570 Delaware Avenue   Development Company, Inc.
Buffalo, NY           (construction).
Birth date: January
12, 1955              Other Directorships Held: None

Trustee

Began serving:
February 1990

----------------------------------------------------------------------------
----------------------------------------------------------------------------
Joseph J. Castiglia   Principal Occupations: Chairman of the     $20,000
Roycroft Campus       Board,  HealthNow New York, Inc.
21 South Grove        (health care company) ; Chairman of
Street, Suite 291     the Board, Catholic Health System of
East Aurora, NY       Western New York (hospitals, long-term
14052                 care, home health care); and former
Birth date: July      President, Chief Executive Officer and
20, 1934              Vice Chairman, Pratt & Lambert
                      United, Inc. (manufacturer of paints
Trustee               and chemical specialties).

Began serving:        Other Directorships Held: Energy East
February 1988         Corp.

----------------------------------------------------------------------------

----------------------------------------------------------------------------
John S. Cramer        Principal Occupations: Retired             $20,000
4216 Jonathan Lane    President and Chief Executive Officer,
Harrisburg, PA 17110  Pinnacle Health System (health care).
Birth date:
February 22, 1942     Other Directorships Held: None

Trustee

Began serving:
December 2000

----------------------------------------------------------------------------
----------------------------------------------------------------------------
Daniel R. Gernatt,    Principal Occupations: President and       $20,000
Jr.                   CFO, Gernatt Asphalt Products, Inc.;
Richardson &      Executive Vice President, Dan Gernatt
Taylor Hollow Roads   Gravel Products, Inc.; Vice President,
Collins, NY           Country Side Sand & Gravel, Inc.
Birth  date: July
14, 1940              Other Directorships Held: None

Trustee

Began serving:
February 1988

----------------------------------------------------------------------------
----------------------------------------------------------------------------
George K.             Principal Occupations: Retired             $20,000
Hambleton, Jr.        President, Brand Name Sales, Inc.
1003 Admiral's Walk   (catalog showroom operator); Retired
Buffalo, NY           President, Hambleton & Carr, Inc.
Birth date:           (catalog showroom operator).
February 8, 1933
                      Other Directorships Held: None
Trustee

Began serving:
February 1988

----------------------------------------------------------------------------

OFFICERS

----------------------------------------------------------------------------

--------------------                                           ------------
                      ---------------------------------------
Name                                                              Total
Address                                                        Compensation
Birth date          --Principal Occupations for Past Five          From
Position With Trust   Years and Previous Positions                Trust*
----------------------------------------------------------------------------
----------------------------------------------------------------------------
Edward C. Gonzales    Principal Occupations: President and          $0
--------------------  Executive Vice President of some of
Federated Investors   the funds distributed by Federated
Tower                 Securities Corp.; Vice Chairman,
Pittsburgh, PA        Federated Investors, Inc.; Trustee,
Birth date: October   Federated Administrative Services.
22, 1930
                      Previous Positions:  Trustee or
Chairman              Director of other funds distributed by
                      Federated Securities Corp.; CEO and
                      Chairman, Federated Administrative
                      Services; Vice President, Federated
                      Investment Management Company,
                      Federated Investment Counseling,
                      Federated Global Investment Management
                      Corp. and Passport Research, Ltd.;
                      Director and Executive Vice President,
                      Federated Securities Corp.; Director,
                      Federated Services Company; Trustee,
                      Federated Shareholder Services Company.

----------------------------------------------------------------------------
----------------------------------------------------------------------------
Charles L. Davis      Principal Occupations: Vice President,        $0
Federated Investors   Director of Mutual Fund Services and
Tower                 Strategic Relationship Management,
Pittsburgh, PA        Federated Services Company.
Birth date:  March
23, 1960

Chief Executive
Officer

----------------------------------------------------------------------------
----------------------------------------------------------------------------
Carl W. Jordan        Principal Occupations: President,             $0
One M&T Plaza     M&T Securities, Inc., since 1998;
Buffalo, NY           Administrative Vice President, M&T
Birth date: January   Bank, 1995-2001; Senior Vice
2, 1955               President, M&T Bank, 2001-Present.

President

----------------------------------------------------------------------------
----------------------------------------------------------------------------
Kenneth G. Thompson   Principal Occupations: Vice President,        $0
One M&T Plaza     M&T Bank, since 1999; Regional
Buffalo, NY           Sales Manager, M&T Securities,
Birth date:           Inc., 1995-2001; Director of Product
September 4, 1964     Development for M&T Bank's
                      Investment Area, M&T Investment
Vice President        Group; Administrative Vice President,
                      M&T Bank, 2002.
----------------------------------------------------------------------------
----------------------------------------------------------------------------
Beth S. Broderick     Principal Occupations: Vice President,        $0
Federated Investors   Mutual Fund Services Division,
Tower                 Federated Services Company.
Pittsburgh, PA
Birth date: August
2, 1965

Vice President and
Assistant Treasurer

----------------------------------------------------------------------------
----------------------------------------------------------------------------
Richard J. Thomas     Principal Occupations:  Treasurer of          $0
Federated Investors   Federated Fund Complex; Senior Vice
Tower                 President, Federated Administrative
Pittsburgh, PA        Services.
Birth date: June
17, 1594              Previous Positions:  Vice President,
                      Federated Administrative Services;
Treasurer             held various management positions with
                      Funds Financial Services Division of
                      Federated Investors, Inc.
----------------------------------------------------------------------------
----------------------------------------------------------------------------
C. Grant Anderson     Principal Occupation:  Counsel, Reed          $0
Federated Investors   Smith LLP.
Tower
Pittsburgh, PA
Birth date:
November 6, 1940      Previous Positions: Corporate Counsel,
                      Federated Investors, Inc.; Vice
Secretary             President, Federated Services Company.

----------------------------------------------------------------------------

*  Officers do not receive any compensation from the Funds.

 COMMITTEES OF THE BOARD
-------------------------------------------------------------------------------------
Board     Committee        Committee Functions                         Meetings Held
Committe--Members        ----------------------------------------------During Last
                                                                       Fiscal Year
-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------
Audit     Randall I.       The Audit Committee reviews and                  One
          Benderson        recommends to the full Board the
          ---------------  independent auditors to be selected to
          Joseph J.        audit the Funds' financial statements;
          Castiglia        meets with the independent auditors
          John S. Cramer   periodically to review the results of the
          Daniel R.        audits and report the results to the full
          Gernatt, Jr.     Board; evaluates the independence of the
          George K.        auditors, reviews the Funds' internal
          Hambleton, Jr.   audit function; and investigates any
                           matters brought to the Committee's
                           attention that are within the scope of
                           its duties.
-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------

---------------------------------------------------------------------------

Board ownership of shares in the funds and in the TRUST
AS OF dECEMBER 31, 2002
----------------------------------------------
Interested         Dollar     Aggregate
Board Member Name  Range of   Dollar Range of
                   Shares     Shares Owned in
                   Owned      the Trust
                   in Fund[s]
----------------------------------------------
----------------------------------------------
Mark J. Czarnecki               Over $100,000
----------------------------------------------
----------------------------------------------
     VISION Mid     $1-$10,000
Cap Stock Fund
----------------------------------------------
----------------------------------------------
     VISION New
York Tax-Free      -----------
-------------------       Over
     Money Market     $100,000
Fund
----------------------------------------------
----------------------------------------------

-------------------

----------------------------------------------
----------------------------------------------
Independent        Dollar      Aggregate
Board Member Name  Range of   Dollar Range of
                   Shares     Shares Owned in
                   Owned      the Trust
                   in Fund[s]
----------------------------------------------
----------------------------------------------
Randall I.                      Over $100,000
Benderson
----------------------------------------------
----------------------------------------------
     VISION New
York Tax-Free      -----------
-------------------       Over
     Money Market     $100,000
Fund
----------------------------------------------
----------------------------------------------

----------------------------------------------
----------------------------------------------
Joseph J. Castiglia             Over $100,000
----------------------------------------------
----------------------------------------------
     VISION Money   $1-$10,000
Market Fund
----------------------------------------------
----------------------------------------------
     VISION Large         Over
Cap Growth Fund       $100,000
----------------------------------------------
----------------------------------------------
John S. Cramer                     $1-$10,000
----------------------------------------------
----------------------------------------------
     VISION Large   $1-$10,000
Cap Core Fund
----------------------------------------------
----------------------------------------------
     VISION
Managed Allocation -----------
------------------- $1-$10,000
     Fund -
Moderate Growth
----------------------------------------------
----------------------------------------------
     VISION
International      -----------
Equity              $1-$10,000
-------------------
     Fund
----------------------------------------------
----------------------------------------------

----------------------------------------------
----------------------------------------------
Daniel R. Gernatt,              Over $100,000
Jr.
----------------------------------------------
----------------------------------------------
     VISION New
York Tax-Free      -----------
-------------------$10,000-$50,000
     Money Market
Fund
----------------------------------------------
----------------------------------------------
     VISION Large
Cap Growth         -----------
-------------------       Over
     Fund             $100,000
----------------------------------------------
----------------------------------------------
     VISION Large
Cap Value          -----------
-------------------       Over
     Fund             $100,000
----------------------------------------------
----------------------------------------------
     VISION Mid           Over
Cap Stock Fund        $100,000
----------------------------------------------
----------------------------------------------
     VISIONS              Over
International         $100,000
Equity Fund
----------------------------------------------
----------------------------------------------
George K.                          $1-$10,000
Hambleton, Jr.
----------------------------------------------
----------------------------------------------
     VISION         $1-$10,000
-------------------           ---------------
     Money Market
Fund
----------------------------------------------


As of August 1, 2003,  the Funds'  Board and Officers as a group owned less than 1% of each Fund's outstanding Shares.


INVESTMENT ADVISER
The Adviser conducts  investment  research and makes  investment  decisions for the Funds.

The Adviser  shall not be liable to the Trust or any Fund  shareholder  for any losses that may be sustained in the purchase,  holding,  or sale of any security or for  anything  done or omitted by it,  except acts or omissions involving willful  misfeasance,  bad faith,  gross negligence,  or reckless disregard of the duties imposed upon it by its contract with the Trust.

As  required  by the 1940 Act,  the Funds'  Board has  reviewed  the Funds'
investment  advisory  contract  and  subadvisory  contracts.   The  Board's
decision to approve these  contracts  reflects the exercise of its business judgment  on whether to  continue  the  existing  arrangements.  During its review of these  contracts,  the Board  considers  many factors,  among the most material of which are: the Funds' investment  objectives and long term
performance;   the  Adviser's  and  subadvisers'   management   philosophy,
personnel,   and  processes;  the  preferences  and  expectations  of  Fund shareholders  and their relative  sophistication;  the continuing  state of competition  in the mutual  fund  industry;  comparable  fees in the mutual fund industry;  and the range and quality of services provided to the Funds and its shareholders by the M&T  organization in addition to investment advisory services.

In  assessing  the  Adviser's  and   subadvisers'   performance   of  their
respective  obligations,   the  Board  also  considers  whether  there  has
occurred a circumstance  or event that would  constitute a reason for it to not renew an advisory  contract.  In this  regard,  the Board is mindful of the  potential  disruptions  of the Funds'  operations  and various  risks, uncertainties  and other effects that could occur as a result of a decision to terminate or not renew an advisory  contract.  In particular,  the Board recognizes  that  most  shareholders  have  invested  in the  Funds  on the strength of the  Adviser's  industry  standing  and  reputation  and in the expectation  that the  Adviser  will have a  continuing  role in  providing advisory services to the Funds.

The Board also  considers  the  compensation  and benefits  received by the
Adviser  and   subadvisers.   This  includes  fees  received  for  services
provided to the Funds by other  entities in the  M&T  organization  and research  services  received by the Adviser and  subadvisers  from  brokers that execute Fund trades,  as well as advisory  fees.  In this regard,  the
Board is aware that various courts have interpreted  provisions of the 1940
Act and have indicated in their  decisions  that the following  factors may be relevant  to an  Adviser's  compensation:  the nature and quality of the services  provided by the Adviser,  including the  performance of the fund;
the  Adviser's  cost of  providing  the  services;  the extent to which the
Adviser  may realize  "economies  of scale" as the fund grows  larger;  any indirect  benefits  that may accrue to the Adviser and its  affiliates as a result  of the  Adviser's  relationship  with  the  fund;  performance  and expenses  of  comparable  funds;  and the  extent to which the  independent
Board members are fully  informed  about all facts bearing on the Adviser's service  and fee.  The  Funds'  Board is aware of these  factors  and takes them into account in its review of the Funds' advisory contract.

The  Board  considers  and  weighs  these  circumstances  in  light  of its substantial  accumulated experience in governing the Funds and working with the  Adviser  and  subadviser  on matters  relating  to its  funds,  and is assisted in its  deliberations by the advice of independent  legal counsel.
In this regard,  the Board  requests and receives a  significant  amount of information  about  the  Funds  and the  Adviser  and  subadviser.  M&T provides  much of this  information  at each regular  meeting of the Board, and furnishes  additional reports in connection with the particular meeting at which the Board's  formal review of the advisory  contracts  occurs.  In between regularly scheduled meetings,  the Board may receive information on particular  matters as the need arises.  Thus, the Board's evaluation of an advisory  contract  is informed by reports  covering  such  matters as: the adviser's  investment  philosophy,  personnel,  and  processes;  the fund's short-  and  long-term  performance  (in  absolute  terms  as  well  as  in relationship to its particular  investment  program and certain  competitor or "peer group" funds),  and comments on the reasons for  performance;  the fund's expenses  (including the advisory fee itself and the overall expense structure  of the fund,  both in  absolute  terms and  relative  to similar and/or  competing  funds,  with due regard  for  contractual  or  voluntary expense  limitations);  the use and  allocation  of  brokerage  commissions derived  from  trading  the  fund's  portfolio  securities;  the nature and extent of the  advisory  and  other  services  provided  to the fund by the
Adviser and the subadviser and their respective affiliates;  compliance and audit reports  concerning  the Funds and the  companies  that service them;
and  relevant  developments  in the mutual fund  industry and how the funds and/or the Adviser are responding to them.

The  Board  also  receives  financial  information  about the  Adviser  and subadviser,  including reports on the compensation and benefits the Adviser or subadviser,  as the case may be, derives from its relationships with the
Funds.   These   reports  cover  not  only  the  fees  under  the  advisory contracts,  but  also  fees  received  by  the  Adviser's  or  subadviser's subsidiaries  for  providing  other  services to the Funds  under  separate contracts  (e.g.,  for  serving as the Funds'  administrator  and  transfer agent).  The  reports  also  discuss  any  indirect  benefit the Adviser or subadviser  may derive from its receipt of research  services  from brokers who execute fund trades.


The Board bases its decision to approve an advisory contract on the totality of the circumstances and relevant factors, and with a view to past and future long-term considerations.  Not all of the factors and considerations identified above are relevant to every fund, nor does the
Board consider any one of them to be determinative.  Because the totality of circumstances includes considering the relationship of each fund to the
MTB family of funds, the Board does not approach consideration of every fund's advisory contract as if that were the only fund offered by M&T.


SUB-ADVISERS
New York Tax Free Money Market Fund
The Adviser has delegated  daily  management of the New York Tax Free Money
Market Fund to the sub-adviser,  Federated  Investment  Management  Company
(FIMCO).  On  June  21,  1999,   Federated   Investment   Counseling  (FIC)
transferred  its   Sub-Advisory   Contract  to  its  affiliate,   Federated
Investment  Management  Company.  FIC served as sub-adviser since September
8, 1998.

For its  services  under the  Sub-Advisory  Agreement,  FIMCO  receives  an allocable  portion of the  advisory fee the Adviser  receives  from the New
York Tax Free Money Market Fund.  The  allocation is based on the amount of securities  which  FIMCO  manages  for the  Fund.  This  fee is paid by the
Adviser out of the fees it  receives  and is not a Fund  expense.  FIMCO is paid by the Adviser as follows:

---------------------------------------------------------
Sub-Advisory Fee  Average Daily Net Assets of the Fund
---------------------------------------------------------
---------------------------------------------------------
0.20%             on  the  first  $100  million  average
                  daily net assets;
---------------------------------------------------------
---------------------------------------------------------
0.18%             on  the  next  $100  million   average
                  daily net assets; and
---------------------------------------------------------
---------------------------------------------------------
0.15%             on average  daily net assets over $200
                  million.
---------------------------------------------------------

---------------------------------------------------------------------------

Mid Cap Stock Fund
The Adviser has  delegated  daily  management  of the Mid Cap Stock Fund to the sub-adviser, Independence Investment LLC (Independence).

For its services under the Sub-Advisory  Agreement,  Independence  receives an allocable  portion of the advisory fee the Adviser receives from the Mid
Cap Stock Fund. The  allocation is based on the amount of securities  which
Independence  manages for the Fund.  This fee is paid by the Adviser out of the fees it receives  and is not a Fund  expense.  Independence  is paid by the Adviser as follows:

---------------------------------------------------------
Sub-Advisory Fee  Average Daily Net Assets of the Fund
---------------------------------------------------------
---------------------------------------------------------
0.40%             on assets up to $500 million
---------------------------------------------------------
---------------------------------------------------------
0.35%             on assets in excess of $500 million
---------------------------------------------------------

Large Cap Growth Fund
The Adviser has delegated daily  management of the Large Cap Growth Fund to the sub-adviser,  Montag &  Caldwell,  Inc. (M&C).  Alleghany Asset
Management,  Inc.  (the parent of M&C)  was  acquired by ABN AMRO North
America Holding Company on January 31, 2001.

For its services  under the  Sub-Advisory  Agreement,  M&C  receives an allocable  portion of the advisory fee the Adviser  receives from the Large
Cap Growth Fund. The allocation is based on the amount of securities  which
M&C  manages  for the Fund.  This fee is paid by the Adviser out of the fees it receives and is not a Fund expense.  M&C is paid by the Adviser as follows:

---------------------------------------------------------
Sub-Advisory Fee  Average Daily Net Assets of the Fund
---------------------------------------------------------
---------------------------------------------------------
0.50%             on  the  first  $50  million   average
                  daily net assets;
---------------------------------------------------------
---------------------------------------------------------
0.40%             on the next $50 million  average daily
                  net assets; and
---------------------------------------------------------
---------------------------------------------------------
0.30%             on  the  next  $100  million   average
                  daily net assets; and,
---------------------------------------------------------
---------------------------------------------------------
0.20%             on average  daily net assets over $200
                  million.
---------------------------------------------------------

International Equity Fund
The Adviser has  delegated  daily  management of the  International  Equity
Fund to the sub-adviser,  UBS Global Asset Management  (Americas) Inc (UBS)
(formerly,   Brinson   Partners,   Inc.).   For  its  services   under  the
Sub-Advisory  Agreement,  UBS receives an allocable portion of the advisory
fee  the  Adviser  receives  from  the   International   Equity  Fund.  The
allocation is based on the amount of  securities  which UBS manages for the
Fund.  This fee is paid by the Adviser  out of the fees it receives  and is not a Fund expense. UBS is paid by the Adviser as follows:

---------------------------------------------------------
Sub-Advisory Fee  Average Daily Net Assets of the Fund
---------------------------------------------------------
---------------------------------------------------------
0.40%             on  the  first  $50  million   average
                  daily net assets
---------------------------------------------------------
---------------------------------------------------------
0.35%             on  the  next  $150  million   average
                  daily net assets
---------------------------------------------------------
---------------------------------------------------------
0.30%             on average  daily net assets over $200
                  million
---------------------------------------------------------

Small Cap Stock Fund
The Adviser has delegated daily management of the value component of the
Small Cap Stock Fund to a sub-adviser, LSV Asset Management (LSV). For its services under the Sub-Advisory Agreement, LSV receives an allocable portion of the advisory fee the Adviser receives from the Small Cap Stock
Fund. The allocation is based on the amount of securities which LSV manages for the Fund. This fee is paid by the Adviser out of the fees it receives and is not a Fund expense.  LSV is paid by the Adviser as follows:

---------------------------------------------------------
Sub-Advisory Fee  Average Daily Net Assets of the Fund
---------------------------------------------------------
---------------------------------------------------------
0.65%             On  the  first  $50  million   average
                  daily net assets
---------------------------------------------------------
---------------------------------------------------------
0.55%             On average  daily net assets  over $50
                  million
---------------------------------------------------------

The Adviser has delegated daily management of the growth component of the
Small Cap Stock Fund to a sub-adviser, Mazama Capital Management, Inc.
(Mazama). For its services under the Sub-Advisory Agreement, Mazama receives an allocable portion of the advisory fee the Adviser receives from the Small Cap Stock Fund. The allocation is based on the amount of securities which Mazama manages for the Fund. This fee is paid by the
Adviser out of the fees it receives and is not a Fund expense.  Mazama is paid by the Adviser as follows:

---------------------------------------------------------
Sub-Advisory Fee  Average Daily Net Assets of the Fund
---------------------------------------------------------
---------------------------------------------------------
0.70%             On average daily net assets
---------------------------------------------------------

Code of ethics restrictions on personal trading
As required by SEC rules, the Funds, their Adviser and Distributor have adopted codes of ethics. These codes govern securities trading activities of investment personnel, Trustees, and certain other employees. Although they do permit these people to trade in securities, including those that the Funds could buy, they also contain significant safeguards designed to protect the Funds and their shareholders from abuses in this area, such as requirements to obtain prior approval for, and to report, particular transactions.

VOTING PROXIES ON FUND PORTFOLIO SECURITIES

The Board has  delegated  to the Advisor  authority  to vote proxies on the securities  held in the Fund's  portfolio.  The Board has also approved the
Advisor's  policies and  procedures  for voting the proxies,  which are set forth in their entirety below.

                       MTB INVESTMENT ADVISORS, INC.
                            PROXY VOTING POLICY

                               INTRODUCTION
      MTB Investment Advisors, Inc. acknowledges that among its duties as a fiduciary to its clients is the obligation to protect the interests of its clients by voting the shares held by its clients' accounts.  In order to ensure that shares are voted in all appropriate circumstances, Adviser will exercise voting discretion as to all shares unless voting discretion is specifically reserved for the client or assigned to a third party in the advisory contract.  To ensure that shares are voted in a consistent manner and in the best interest of its clients, Adviser has adopted this
Proxy Voting Policy.
                      GENERAL STANDARDS AND APPROACH
      Each year, the Adviser receives hundreds of proxy solicitations with respect to voting securities held in client accounts.  The matters to be voted upon may be proposals of management or of stockholders, and cover a diverse assortment of complex issues.  Whether the interests of shareholders are best served by a vote "for" or "against" a proposal often depends upon the context, the effects that adoption could have on the company's business, and the motivations of the parties making the proposal.  These determinations require a considerable investment of time, resources and expertise.
      Given the sheer volume of proxies, and the broad spectrum of issues to be voted upon, the proxy voting process represents a considerable administrative burden.  In order to efficiently discharge its duty to vote proxies, Adviser has engaged a third party, Institutional Shareholder
Services, Inc. ("ISS") to perform the function of analyzing and providing recommendations on voting proxies.
      ISS is the acknowledged industry leader in assisting institutional shareholders with the types of proxy analysis described above.  Adviser has reviewed the policies and considerations applied by ISS in voting proxies and found them to be fully consistent with the policies of
Adviser, which are set forth in detail herein.  Accordingly, Adviser will generally follow the ISS recommendations in voting proxies.
      In general, Adviser believes that it is in the best interests of its clients to vote its clients' shares so as to promote the alignment of the interests of corporate management with the interests of its shareholders, to improve the accountability of corporate management to its shareholders, to reward good performance by management, and to approve proposals that
Adviser believes will result in financial rewards for its clients.
      Adviser reserves the right to override any voting policy stated
below when it believes that a vote contrary to a policy would be in the best interest of Adviser's clients.  Any vote contrary to a stated policy must be approved by the Trade Management Oversight Committee of the
Adviser's Board of Directors, or that Committee's designee.  A written summary of the considerations in making the voting decision should be prepared and retained with the records of the proxy.
      Adviser believes that addressing its proxy voting obligations as described in this Proxy Voting Policy will promote the best interests of shareholders, and therefore, will be in the best interests of Adviser's clients.

                           CONFLICTS OF INTEREST

      Adviser may have a conflict of interest in voting a particular proxy.  A conflict of interest could arise, for example, as a result of a business relationship with a company, or a direct or indirect business interest in the matter being voted upon, or as a result of a personal relationship with corporate directors or candidates for directorships.
Whether a relationship creates a material conflict of interest will depend upon the facts and circumstances.
      The Trade Management Oversight Committee has reviewed a copy of the
ISS policies, procedures and practices regarding potential conflicts of interest that could arise in ISS proxy voting services to Adviser as result of business conducted by ISS.  The Trade Management Oversight
Committee believes that the policies, procedures and practices followed by
ISS minimize the potential conflicts of interest by ISS in making voting recommendations to Adviser.
      Whenever a portfolio manager determines that it is in a client's best interest to vote on a particular proposal in a manner other than in accordance with the guidelines set forth in this Proxy Voting Policy, or the policy does not address how to vote on the proposal, the portfolio manager shall present the matter to the Trade Management Oversight
Committee, which shall be responsible for evaluating information relating to conflicts of interest in connection with the voting of the client proxy.
      For purposes of identifying conflicts under this policy, the Trade
Management Oversight Committee will rely on publicly available information about a company and its affiliates, information about the company and its affiliates that is generally known by employees of Adviser, and other information actually known by a member of the Trade Management Oversight
Committee.
      In the event that the Trade Management Oversight Committee determines that Adviser has a material conflict of interest with respect to a proxy proposal, then Adviser shall either:
            1.  Vote on the proposal in accordance with the recommendation of the Trade Management Oversight Committee or that committee's designee;
            OR
            2.  Prior to voting on the proposal, either:
            (i)  Contact an independent third party (such as another plan fiduciary) to recommend how to vote on the proposal and will vote in accordance with the recommendation of such third party (or have the third party vote such proxy); or
            (ii)  Fully disclose the nature of the conflict to the
      client(s), and obtain the client's consent as to how Adviser will vote on the proposal (or otherwise obtain instructions from the client as to how the proxy on the proposal should be voted).
      Adviser may not address a material conflict of interest by abstaining from voting, unless the Trade Management Oversight Committee
(or that committee's designee) has determined that not voting the proxy is in the best interest of a client.  However, as indicated above, there may be other circumstances where Adviser determines that refraining from voting a proxy is in the client's best interest and the existence of a material conflict of interest shall not affect such a determination.
      The Trade Management Oversight Committee shall document the manner in which proxies involving a material conflict of interest have been voted by Adviser as well as the basis for any determination that Adviser does not have a material conflict of interest in respect of a particular matter.
ROUTINE MATTERS
VOTING FOR DIRECTOR NOMINEES IN UNCONTESTED ELECTIONS.
Adviser will vote for the candidates nominated by management in uncontested elections unless there is a basis or reason for opposing such candidates, in which event Adviser shall withhold its vote for such candidates.
To the extent practicable, Adviser will consider the following factors when assessing reasons for opposing candidates in uncontested elections and making case-by-case voting determinations in contested elections:
    o Long-Term Corporate Performance Record. When Adviser believes that there has been consistent underperformance by a company, Adviser will consider the potential for effecting change when evaluating incumbent candidates and first-time candidates. As part of this consideration, Adviser will examine the company's financial performance measures, market-based performance measures, S&P
      Common Stock rankings, and any other applicable performance measures.
    o Composition of the Board and Key Board Committees. Adviser will consider a director to be independent if he or she has no connection to the company other than a board seat. Even if the board member has served on the board for over ten years, he/she will still be considered to be an independent director.
      Key board committees such as audit, compensation, and nominating committees should be composed entirely of independent directors.
      Votes for insider directors will normally be withheld if they serve on any of these committees. In addition, votes for inside directors should be withheld in instances where the full board serves as the audit, compensation, or nominating committee or in instances where the company does not have one of these committees.
    o Attendance at Meetings. An incumbent candidate should have attended at least 75 percent of the board and committee meetings. Mitigating circumstances for absenteeism may include the convening of relatively few meetings and other reasonable justifications that are not likely to reoccur.
    o Director's Investment in the Company. Ownership of a significant block of stock is a positive factor because it tends to align the director's interests with those of the shareholders. The lack of any stock holding or a small holding may be a negative factor in the absence of an explanation. Stock ownership should not be a factor in the case of candidates, such as academics or religious leaders, who may be qualified to serve but lack the wealth to buy stock.
    o Retired Chief Executive Officers (CEOs). Nominations of retired CEOs to boards of the companies they headed are generally not favored but may be supported in exceptional circumstances. For example, the nomination of a retired CEO with an outstanding record of
      performance by a nominating committee composed of independent directors would be viewed more favorably than the nomination of a former CEO with a lackluster performance record by directors who owe their positions to him.
    o Number of Other Board Seats. A candidate generally should not serve on more than four boards at once (except boards of registered investment companies that are a family of funds), especially if he or she holds a regular, full-time position apart from being a director.
    o Other Factors. Any other factor bearing on the qualifications of candidates to serve as directors, including but not limited to conviction of a crime, payment of greenmail, appearance of entrenchment, interlocking directorships, etc., may be considered.
RATIFYING AUDITORS.
Adviser will vote for resolutions to ratify auditors, unless there is reason to believe the independent auditor has rendered an opinion that is neither accurate nor indicative of the company's financial position.
CHANGES IN CORPORATE GOVERNANCE AND SHAREHOLDER RIGHTS
MAJORITY OF INDEPENDENT DIRECTORS.
Adviser will generally vote for shareholder resolutions seeking boards composed of a majority of independent directors.
Adviser will vote for shareholder resolutions seeking board audit committees, compensation committees, and nomination committees composed exclusively of independent directors.
Exceptions to the rule may be made where the board is already sufficiently independent and is fulfilling its fiduciary duty making support of such proposals unnecessary.
STAGGERED VERSUS ANNUAL ELECTIONS.
Adviser will vote for proposals to repeal classified boards and elect all directors annually.
Adviser will vote against proposals to classify boards.
A classified Board is one in which all directors are not elected in the same year; rather the directors' terms of office are staggered. This eliminates the possibility of removing entrenched management at any one annual election of directors.
CUMULATIVE VOTING.
Adviser will vote for proposals to permit cumulative voting in cases where there are insufficient good governance provisions and against in cases where there are sufficient good governance provisions.
Adviser will vote against proposals to eliminate cumulative voting.
Most corporations provide that shareholders are entitled to cast one vote for each director for each share owned, which is the so-called "one share, one vote" standard. A minority of companies allow cumulative voting, which permits shareholders to distribute the total number of votes they have in any manner they see fit when electing directors. For example, if a shareholder owns 50,000 shares and three director seats are open for election, the shareholder may cast 150,000 votes for one candidate (or otherwise distribute his 150,000 votes as he desires).
While cumulative voting can be an important tool to promote management accountability, the need for such a policy should be evaluated in concert with the company's other governance provisions. If there are other safeguards to ensure that shareholders have reasonable access and input into the process of nominating and electing directors, cumulative voting in not essential. However, it would be necessary for a company's governing documents to contain the following provisions for Adviser to vote against providing for cumulative voting:
(a) Annually elected board;
(b) Majority of board composed of independent directors;
(c) Nominating committee composed solely of independent directors;
(d) Confidential voting (however, there may be a provision for suspending confidential voting during proxy contests);
(e) Ability of shareholders to call special meetings or to act by written consent with 90 days' notice;
(f) Absence of superior voting rights for one or more classes of stock.
For example, an unacceptable structure could consist of two classes of stock where Class A stock was entitled to one vote per share and Class B stock was entitled to 10 votes per share;
(g) Board does not have the sole right to change the size of the board beyond a stated range that has been approved by shareholders;
(h) Absence of shareholder rights plan that can only be removed by the incumbent directors (dead hand poison pill);
(i) (Optional) Published statement of board governance guidelines, including a description of the process for shareholders to submit director nominees that ensures valid nominees are considered.
In addition to these desired governance provisions, the company's performance must be comparable to that of its peers or the board must have demonstrated its focus on increasing shareholder value by taking action to improve performance. For example, the board may have recently replaced management or changed strategic direction.
PREEMPTIVE RIGHTS.
Adviser will vote on a case-by-case basis regarding shareholder proposals seeking preemptive rights.
Preemptive rights guarantee existing shareholders the first opportunity to purchase shares of new stock issues in the same class they already own and in an amount equal to the percentage of stock they own. While shareholders may not choose to exercise their right, it at least affords them some protection from involuntary dilution of their ownership interest, as well as an opportunity to save a brokerage commission. The absence of these rights could cause stockholders' interest in a company to be reduced by the sale of additional shares without their knowledge and at prices that are unfavorable to them. Generally, we do not believe the cost of implementing preemptive rights is justified by the value added to shareholders. In evaluating proposals on preemptive rights, Adviser will look at the size of the company and the characteristics of its shareholder base.
STOCK OWNERSHIP REQUIREMENTS.
Adviser will vote against shareholder resolutions requiring directors to own a minimum amount of company stock to qualify as a director or remain on the board.
TERM OF OFFICE.
Adviser will vote against shareholder proposals to limit the tenure of outside directors.
AGE LIMITS
Adviser will vote against shareholder proposals to impose mandatory retirement age for outside directors.
DIRECTOR AND OFFICER INDEMNIFICATION AND LIABILITY PROTECTION.
Adviser will vote for proposals for indemnification and liability protection that satisfy the following conditions: (1) the director must have acted in good faith and in a manner that he reasonably believed was in the best interests of the company, (2) such protection does not extend beyond legal expenses to acts involving gross negligence or other violations of the duty of care that exceed reasonable standards, (3) such protection does not extend to acts involving a breach of the duty of loyalty or self dealing, (4) such protection does not limit or eliminate entirely directors' and officers' liability for monetary damages for violating the duty of care; and (5) such protection does not extend to acts involving criminal activity. Adviser will vote against proposals that are overly broad.
SEPARATING CHAIRMAN AND CEO.
Adviser will vote shareholder proposals requiring that the positions of chairman and CEO be held separately on a case-by-case basis.
In cases in which corporate performance is average or better relative to a peer group and market index, Adviser will vote against shareholder proposals to separate the positions. In cases in which performance is below average, Adviser will generally vote for resolutions to separate the positions, especially if the same person has held both positions over a sustained period of underperformance.
SHAREHOLDERS' ABILITY TO REMOVE DIRECTORS.
Adviser will vote against proposals that provide that directors may be removed only for cause.
Adviser will vote for proposals to restore shareholder ability to remove directors with or without cause.
Adviser will vote against proposals that provide that only continuing directors may elect replacements to fill board vacancies.
Adviser will vote for proposals that permit shareholders to elect directors to fill board vacancies.
Shareholders' ability to remove directors, with or without cause, is either prescribed by a state's business corporation law, an individual company's articles of incorporation, or its bylaws. Many companies have solicited shareholder approval prohibiting the removal of directors except for cause (guilty of self-dealing, fraud, or misappropriation of company assets). This type of prohibition insulates the directors from removal by shareholders even if the director has been performing poorly, not attending meetings, or not acting in the best interest of shareholders. In addition, proposals will often be bundled to contain provisions which specify that if a board vacancy exists, only the continuing directors may appoint new directors to fill the vacancies, further insulating the board by allowing directors to fill a vacancy of a board member removed by shareholders.
SHAREHOLDERS' ABILITY TO CALL SPECIAL MEETINGS.
Adviser will vote against proposals to restrict or prohibit shareholder ability to call special meetings.
Adviser will vote for proposals that remove restrictions on the right of shareholders to call special meetings independently of management.
According to the Institutional Shareholder Services, Inc. (ISS) database, most state corporation statutes allow shareholders to call a special meeting when they want to take action on certain matters that arise between regularly scheduled annual meetings. The laws in some states vest corporations with the discretion to limit or deny altogether the right of shareholders to call a special meeting. States that provide this right may require that the shareholder proponent, or group of shareholders, own a specified percentage of the outstanding shares (10 percent is a common requirement) to bring the proposal for a special meeting to a shareholder vote. The percentage of shareholder votes required to force the corporation to call a special meeting varies from state to state. ISS reports that 129 of the S&P 500 companies either do not provide for the right of shareholders to call special meetings or place voting restrictions on the right. The remaining 371 companies allow the right to call special meetings.
Special meetings give shareholders the ability to take such actions as removing directors, initiating a shareholder resolution, or responding to a beneficial offer if the bidder cannot call a special meeting, without having to wait for the next scheduled meeting. The inability to call a special meeting could be detrimental to the interests of shareholders.
The most common management proposals regarding special meetings seek higher vote requirements to call special meetings or elimination of the right to special meetings. These management proposals also may contain supermajority voting requirements for the amendment of special meeting restrictions, which effectively lock the restrictions in place.
Shareholder resolutions regarding special meetings typically call for the restoration or expansion of the right to call special meetings.

SHAREHOLDERS' ABILITY TO ALTER THE SIZE OF THE BOARD.
Adviser will vote for proposals that seek to fix the size of the board.
Adviser will vote against proposals that give management the ability to alter the size of the board without shareholder approval.
SHAREHOLDERS' ABILITY TO ACT BY WRITTEN CONSENT.
Adviser will vote against proposals to restrict or prohibit shareholders from taking action by written consent.
Adviser will vote for proposals to allow or make easier shareholder action by written consent.
A consent solicitation is similar to a proxy solicitation: consents are mailed to shareholders for their vote and signature, and they are then delivered to management. The only procedural difference is that the consent process ends with delivery of the consents. If enough consents are returned, the subject of the consent is deemed ratified. By contrast, a proxy solicitation must end with a meeting because proxy cards merely authorize the indicated "proxy" to cast a vote at a shareholder meeting. A signed consent is itself a final vote and, as such, does not require a vote by proxy at a shareholder meeting.
Consent solicitations can be advantageous to both shareholders and management because the process is less expensive than holding a physical meeting, and shareholders can simply respond to the proposal by mail.
Institutional Shareholder Services, Inc. (ISS) reports that 350 of the
S&P 500 companies allow shareholder action by written consent. The remaining 150 companies either do not allow action by written consent or place restrictions on such action.
Many states require a unanimous shareholder vote for the subject of a consent solicitation to become effective, according to ISS. In other states, consent subjects are ratified if the consent vote matches the ratification vote required at a shareholder meeting.
Detractors of the ability to act by written consent argue that since shareholders are not required to provide advance notice to the SEC of their intention to take action by written consent, a consent solicitation aimed at replacing a board or other takeover measure can be inherently coercive because it does not allow shareholders enough time to evaluate their actions properly. Shareholder rights advocates counter that institutional investors possess the expertise and resources to evaluate a consent solicitation in the allotted time.
PROXY CONTESTS
VOTING FOR DIRECTOR NOMINEES IN CONTESTED ELECTIONS.
Contested elections involving the nomination of an entire board of directors in opposition to the current board (hostile takeover) or the nomination of a minority of directors in opposition to the management slate (proxy contest) shall be voted on a case-by-case basis with the vote determined by the Adviser's Trade Management Oversight Committee or that
Committee's designee.
Among the relevant considerations for a determination of the vote are the overall long-term financial performance of the target company, management's track record, background of the proxy contest, qualifications of director nominees, evaluation of the positions of both sides and likelihood of accomplishing proposed objectives, and stock ownership holdings.
REIMBURSING PROXY SOLICITATION EXPENSES.
Adviser will vote shareholder proposals that provide for full reimbursement for dissidents waging a proxy contest on a case-by-case basis.
Generally, the reimbursement system is currently biased as reimbursement for incumbents is rarely denied with reimbursement of dissidents only being paid if they gain control of the company. Factors to be considered in determining how to vote include the identity of persons who will pay solicitation expenses, estimated total cost of solicitation, total expenditures to date, fees to be paid to proxy solicitation firms, and the terms of a proxy contest settlement, if applicable. If the request for reimbursement is after the proxy contest, consider the percentage of the votes captured by the dissidents and management, the issues involved, and the expected benefits resulting from the proxy contest as well as the total amount requested in efforts to estimate a reasonable cost for lawyer fees, professional solicitors, investment bankers, travel costs, mailing and printing.
COMPENSATION
EXECUTIVE COMPENSATION PLANS.
Adviser will vote on stock option plans, incentive plans, and other executive compensation plans on case-by-case determinations of reasonableness.
Adviser will evaluate executive compensation plans by measuring shareholder value transfer (SVT) using a Binomial Model developed by
Institutional Shareholder Services (ISS), which is a variation of the widely known Black-Scholes mathematical option pricing formula and allows for the possibility of early option exercise and other characteristics unique to nonpublicly traded options, and voting power dilution (VPD).
Voting power dilution is the relative reduction in voting power as stock-based incentives are exercised and existing shareholders'
proportional ownership in a company is diluted. SVT and VPD, as calculated by ISS, are compared to an industry-specific, market cap-based benchmark
(allowable cap) calculated by ISS. If SVT and VPD are less than the allowable cap, Adviser will generally vote in favor of the plan; if SVT and VPD are greater than the allowable cap, Adviser will generally vote against the plan. Although no single factor below may be dispositive of a voting determination, other factors to be considered are as follows:
    o Option Exercise Price. Adviser does not favor option exercise prices for executives that are less than 100 percent of fair market value at the grant date.
    o Replacing or Repricing Awards or Grants. Adviser does not favor stock option plans with provisions that allow the repricing of options already granted at a lower exercise price or that allow participants to swap options already granted for lower priced options. (This policy relates to so-called "underwater" options, for which the stock price has dropped below the exercise price.) An exception may be considered if the decline in stock price results from a market phenomenon rather than company-specific poor performance.
    o Omnibus or Blank Check Stock Plans. Adviser does not favor "omnibus"
      or "blank check" stock plans that give directors broad discretion to decide how much and what kind of stock to award, when to make awards, and to whom the awards should be made. (Omnibus plans authorize five or more different types of awards.)
    o Pyramiding. Adviser generally does not favor "pyramiding," a cashless form of stock option exercise that permits the payment for stock options with previously owned, appreciated shares in successive, short-term transactions, thus pyramiding a small stock holding into a larger holding.
    o Stock Appreciation Rights. Adviser does not favor stock appreciation rights, which allow the recipient to collect, in cash, the difference between the exercise price and the market price of an option without having to make a personal cash outlay to exercise the option.
    o Reload Options (also termed Restoration Options, Incremental Stock
      Ownership, or Accelerated-Ownership Options). Adviser does not favor reload stock options, which is a compensation scheme that grants a new option for each exercise of a plan participant's stock options.
      Reloads come into play only when an option holder pays to exercise with stock; the new option is granted for shares turned in, at the current market price. The risk that a plan participant will not have captured the highest stock price is eliminated because every time an option is exercised, another option replaces the exercised option.
      This enables the participant to continue to realize all the upside potential inherent in the original stock option grant.
    o Restricted Stock. Adviser does not favor grants of stock that are subject to restrictions but cost the recipient little or nothing and are not aligned with performance goals. Such shares are usually subject to forfeiture if the recipient leaves the company before a specified period of time. The restrictions usually lapse over three to five years, during which time the recipient cannot sell his shares but is typically entitled to vote the stock and receive dividends.
    o Change of Control Features. Adviser does not favor stock option plans that incorporate provisions for acceleration or cash-out upon a change in control of the company (e.g., mergers and acquisitions).
    o Loans to Executives. Adviser generally does not favor allowance of corporate loans to company officers for the purpose of buying stock, especially if the loans are at subsidized interest rates.
    o Amendments. Adviser does not favor plans that authorize the Board of
      Directors or its Compensation Committee to materially amend a plan without shareholder approval.
DIRECTOR COMPENSATION.
Adviser will vote for director compensation plans on a case-by-case basis.
Adviser favors director compensation plans that include a large component of stock-based compensation in proportion to the cash component. The same factors for assessing the reasonableness of executive compensation plans may be applied to director compensation proposals.

SHAREHOLDER PROPOSALS TO LIMIT EXECUTIVE AND DIRECTOR PAY.
Adviser will vote for shareholder proposals to limit executive and director compensation on a case-by-case basis.
Adviser will vote for shareholder proposals seeking additional disclosure of executive and director pay information that is relevant to voting determinations under this policy.
The policy considerations identified above for voting determinations on executive compensation plans may be relevant to determinations on shareholder proposals to limit executive and director compensation.
Adviser opposes shareholder proposals that impose arbitrary limits on compensation.
GOLDEN AND TIN PARACHUTES.
Adviser will vote for shareholder proposals to submit golden and tin parachutes to shareholders for ratification.
Adviser will vote on a case-by-case basis for proposals to ratify or cancel golden or tin parachutes.
Management occasionally will propose a compensation plan that is triggered by both a change in control of the company (e.g., hostile takeover or merger) and termination of employment. These plans are commonly known as
"golden parachutes" in the case of top management and "tin parachutes" in the case of middle management and other non-highly compensated employees.
Shareholders should be allowed to vote on all plans of this type. Adviser will vote against parachute proposals that can be triggered by a mechanism or procedure that is within the control of management or that exceed three times the annual base salary and bonus of the recipients. The fact that a proposal includes reasonable provisions for guaranteed retirement and other benefits should not be viewed negatively.
EMPLOYEE STOCK OWNERSHIP PLANS (ESOP).
Adviser will vote for proposals seeking shareholder approval to implement an ESOP or to increase authorized shares for existing ESOPs, except in cases when the number of shares allocated to the ESOP is excessive (i.e., usually greater than 5 percent of the outstanding shares).
ESOPs are stock bonus plans, or combinations of stock bonus plans and money purchase pension plans, which qualify under the Internal Revenue
Code of 1986, ERISA, and other statutory and regulatory requirements. The plans are designed to defer a portion of current employee income for retirement purposes.
EMPLOYEE STOCK PURCHASE PLANS.
Adviser will vote for proposals with an offering period of 27 months or less and voting power dilution (VPD) of ten percent or less and will vote against all other proposals.
Employee stock purchase plans give employees an opportunity to purchase stock (usually at a discount to market), primarily through payroll deductions. Such plans can lead to greater commitment from employees, provide performance incentives, and allow workers to share in the growth potential of their employer.
401(k) EMPLOYEE BENEFIT PLANS.
Adviser will vote for proposals to implement 401(k) savings plans for employees.
MERGERS AND CORPORATE RESTRUCTURINGS
MERGERS AND ACQUISITIONS.
Adviser will normally vote with management when a corporation is merging with, or into, or acquiring, or being acquired by another firm or company on a friendly basis. Hostile bids will be considered on a case-by-case basis.
Adviser's vote on proposed mergers or acquisitions should promote the long-term financial interest of its clients' accounts.  Among the factors to be considered are:
    o existence of clear, long-term benefits to shareholders, such as demonstrable stock price appreciation;
    o whether a "fairness opinion" has been issued and, if so, its quality and the credibility of the provider;
    o anticipated financial and operating benefits, including synergies to be obtained, if any;
    o offer price;
    o preservation or elimination of shareholder rights;
    o whether insiders would acquire control blocks of stock or receive excessive compensation or takeover cash-outs;
    o other options that may be available.
ASSET SALES.
Adviser will vote for asset sales that yield reasonable value and that serve a stated corporate purpose, such as debt reduction, shedding an unprofitable business, elimination of diseconomies of scale or negative synergies, raising needed capital, etc.
Asset sales are often accompanied by an investment banker's opinion that compares the sale transaction with similar deals. The market response to the announcement of a proposed asset sale may also provide an indication of its effect on shareholders.

SPIN-OFFS.
Adviser will vote for spin-offs that add economic value to its clients'
investment.
A spin-off is a corporate strategy that divides a segment or division of a large company into a separate corporate entity, the shares of which are distributed to existing shareholders as a bonus or dividend. By way of example, a corporation may spin off a business that is unprofitable or distracts from its core business. Among the factors that should be considered are the following:
    o tax and regulatory advantages;
    o market reaction to the announcement of proposed spin-off;
    o effects of spin-off on parent company;
    o planned use of sale proceeds;
    o managerial incentives that promote entrepreneurial behavior and better control over operations; and
    o possible motivation to thwart takeover attempts.
LIQUIDATIONS.
Adviser will vote on liquidations on a case-by-case basis after considering management's efforts to pursue other alternatives, the appraisal value of the assets, and the compensation plan for the executives managing the liquidation.
Although obviously not good news for long-term investors, a voluntary liquidation is generally more attractive for shareholders than either a bankruptcy or an offer for the company as a whole that is less than the value of its assets.
APPRAISAL RIGHTS.
Adviser will vote for proposals to restore or confer rights of appraisal.
Mergers and other corporate restructuring transactions are subject to appraisal rights in many states. Rights of appraisal provide shareholders that are not satisfied with the terms of certain corporate transactions the right to demand a judicial review to determine a fair value for their shares.
Appraisal rights also serve another important interest. If a majority of shareholders approve a given transaction, the exercise of appraisal rights by a minority shareholder will not necessarily prevent the transaction from taking place. If a small minority of shareholders succeed in obtaining what they believe to be a fair value, appraisal rights may benefit all shareholders. The downside of appraisal rights is that if enough shareholders dissented and the courts found that a transaction's terms were unfair, appraisal rights could prevent a transaction that other shareholders had already approved.
Unless a shareholder is certain that his stock is substantially undervalued in, for example, a merger transaction, initiating the appraisal process would not be worth the time, trouble, and expense. The dissenting shareholder also faces the possibility that he will receive less for his shares than the nondissenting group, which has happened.
BLANK CHECK PREFERRED STOCK.
Adviser will vote against proposals authorizing creation of new classes of preferred stock with unspecified voting, conversion, dividend distribution, and other rights ("blank check" preferred stock).
Adviser will vote for proposals to create blank check preferred stock in cases where the company expressly states that the stock will not be used as a takeover defense or carry superior voting rights.
Adviser will vote for proposals to authorize preferred stock in cases where the company specifies the voting, dividend, conversion, and other rights of such stock and the terms of the preferred stock appear reasonable.
Adviser will vote against proposals to increase the number of blank check preferred shares authorized for issuance when no shares have been issued or reserved for a specific purpose.
Adviser will vote case-by-case on proposals to increase the number of blank check preferred shares after analyzing the number of preferred shares available for issue given a company's industry and performance in terms of shareholder returns.
Preferred stock is technically an equity security, but has certain features which liken it to debt instruments, such as fixed dividend payments, seniority of claims status over common stock and, in most cases, no voting rights (except on matters that affect the seniority of preferred stock as a class). The terms of "blank check" preferred stock give the board of directors the power to issue shares of preferred stock at their discretion--with voting, conversion, distribution, and other rights to be determined by the board at the time of issue.
SHAREHOLDER PROPOSALS REGARDING BLANK CHECK PREFERRED STOCK.
Adviser will vote for shareholder proposals to have blank check preferred stock placements, other than those issued for the purpose of raising capital or making acquisitions in the normal course of business, submitted for shareholder ratification.
DEBT RESTRUCTURINGS.
Adviser will vote on proposals to increase common and/or preferred stock and to issue shares as part of a debt restructuring on a case-by-case basis.
Factors which Adviser will consider when review debt restructurings proxies include dilution of ownership interest, change in control of the company, and potential for the company to go bankrupt should the restructuring not be approved.

TENDER OFFER DEFENSES
SHAREHOLDER RIGHTS PLANS ("POISON PILLS").
Adviser will vote for shareholder proposals calling for a company to submit its poison pill for shareholder ratification.
Adviser will generally vote against management proposals to adopt poison pills and for shareholder proposals to eliminate such poison pills.
Adviser may consider supporting a poison pill if the following factors are present:
    o 20% or higher flip-in level (a flip-in provision provides that shareholders of the target company are given the right to purchase, at a discount, shares of their own company should the acquirer surpass a specified ownership threshold);

    o sunset provisions of five years or less;
    o shareholder redemption feature: If the board refuses to redeem the pill 90 days after an offer is announced, ten percent of the shares may call a special meeting or seek a written consent to vote on rescinding the pill; and

    o no dead-hand or no-hand features.
FAIR PRICE PROVISIONS.
Adviser will vote proposals to adopt fair price provisions on a case-by-case basis, evaluating factors such as the vote required to approve the proposed acquisition, the vote required to repeal the fair price provision, and the mechanism for determining the fair price.
Adviser will vote against fair price provisions with shareholder vote requirements greater than a majority of disinterested shares.
Standard fair price provisions require that, absent board or shareholder approval of the acquisition, a bidder for the company must pay the remaining shareholders the same price for their shares as was paid to buy the control shares (usually between 5 to 20 percent of outstanding shares)
that triggered the provision. This requirement tends to make the cost of acquisition prohibitively expensive. An acquirer may avoid such a pricing requirement by obtaining the support of at least a majority of disinterested shares (fair price provisions often require a supermajority vote requirement that may effectively prevent an acquirer from obtaining relief from shareholders).
GREENMAIL.
Adviser will vote for proposals to adopt antigreenmail charter or bylaw amendments or to otherwise eliminate a company's ability to make greenmail payments.
Adviser will vote on a case-by-case basis regarding antigreenmail proposals when they are bundled with other charter or bylaw amendments.
Greenmail payments are targeted stock repurchases by management from a party seeking control of the company, usually at a substantial premium over the market value of the shares.
PALE GREENMAIL.
Adviser will generally vote on a case-by-case basis for restructuring plans that involve the payment of pale greenmail.
Pale greenmail is nothing more than an effort by management and greenmailers to disguise the true nature of their transaction behind the veil of a restructuring or public share acquisition (as opposed to a targeted share acquisition). In general, the company will acquire all the shares of a certain shareholder(s) and then buy back a percentage of the remaining shares outstanding at an amount equal to or greater than the purchase price of the investor who targeted the company. Normally, this will result in a drop in the share value following the transaction that is greater than any premium received. However, since pale greenmail is typically disguised as part of a restructuring effort, it is not easily discovered. Even when discovered, the benefits to the proposed restructuring may outweigh the negative effects of the proposed share repurchase. Therefore, Adviser will evaluate restructuring plans that include the payment of pale greenmail on a case-by-case basis.
UNEQUAL VOTING RIGHTS.
Adviser will vote against proposals that would create different classes of stock with unequal voting rights, such as dual class exchange offers and dual class recapitalizations.
Adviser adheres to the "one share, one vote" philosophy: all holders of common equity must be treated equally.
SUPERMAJORITY VOTE REQUIREMENTS.
Adviser will vote against management proposals to require a supermajority shareholder vote to approve charter or bylaw amendments or to approve mergers and other significant business combinations.
Adviser will vote for shareholder proposals to lower such supermajority requirements.
WHITE SQUIRE PLACEMENTS.
Adviser will vote for shareholder proposals to require approval of blank check preferred stock issues for other than general corporate purposes.
White Squire Placements are placements of large blocks of corporate securities, or blank check preferred stock, with friendly third parties.
This practice was followed by a series of placements done before a tender offer was threatened - the white squire placement - either to a private investor, a company's ESOP, another corporation or to an investment fund.
These placements may possibly dilute existing shareholders' equity and voting positions.
PROPOSALS DESIGNED TO DISCOURAGE MERGERS AND ACQUISITIONS IN ADVANCE.
Adviser will generally vote against proposals that direct board members to weigh socioeconomic and legal as well as financial factors when evaluating takeover bids, unless the Adviser's investment mandate from the client directs Adviser to consider social implications of the account's investments.
These provisions direct Board members to weigh socioeconomic and legal as well as financial factors when evaluating takeover bids. This catchall apparently means that the perceived interests of customers, suppliers, managers, etc. would have to be considered along with those of the shareholder. These proposals may be worded: "amendments to instruct the
Board to consider certain factors when evaluating an acquisition proposal." Directors are elected primarily to promote and protect shareholder interests. Directors should not allow other considerations to dilute or deviate from those interests.
STATE TAKEOVER STATUTES.
Adviser will vote for proposals to opt out of state takeover statutes
(control share acquisition statutes, control share cash-out statutes, freezeout provisions, fair price provisions, stakeholder laws, and disgorgement provisions) that are harmful to the long-term interests of shareholders.
Control Share Acquisition Statutes are a prevalent form of state-sponsored antitakeover legislation. Such statutes function by denying shares their voting rights when they contribute to ownership in excess of certain thresholds (e.g., for Pennsylvania companies, those thresholds are 20%,
33%, and 50%). Voting rights for those shares exceeding ownership limits may only be restored by approval of either a majority or supermajority of disinterested investors.
Control Share Cash-Out Statutes give dissident shareholders the right to
"cash-out" of their position in a company at the expense of the shareholder who has taken a control position. In other words, when an investor crosses a preset threshold level, remaining shareholders are given the right to sell their shares to the acquirer, who must buy them at the highest acquiring price.
Freezeout Provisions force an investor who surpasses a certain ownership threshold in a company (usually between ten percent and 20 percent) to wait a specified period of time (usually two to five years) before gaining control of the company.
Fair Price Provisions contain a requirement that board and shareholder approval be obtained for all takeover bids that do not meet predetermined fair price standards.
Stakeholder laws permit directors, when taking action, to weigh the interests of constituencies other than shareholders - including bondholders, employees, creditors, customers, suppliers, the surrounding community, and even society as a whole - in the process of corporate decision making. In other words, such laws allow directors to consider nearly any factor they deem relevant in discharging their duties.
Disgorgement Provisions require that an acquirer or potential acquirer of more than a certain percentage of a company's stock pay back, or disgorge to the company, any profits realized from the sale of that company's stock purchased 24 months before achieving control status. All sales of company stock by the acquirer occurring within a certain period of time (between
18 months and 24 months) prior to the investor's gaining control status are subject to these recapture-of-profit provisions.
Antitakeover laws tend to entrench management by making it difficult to effect a change in control of the corporation. Such laws are often not in the best interests of the institutional investor because they decrease the chances of realizing full shareholder value.
MISCELLANEOUS CORPORATE GOVERNANCE ISSUES
SHARE REPURCHASE PROGRAMS.
Adviser will vote for management proposals to institute open-market share repurchase plans in which all shareholders may participate on equal terms.
REDUCING PAR VALUE OF COMMON STOCK.
Adviser will vote for management proposals to reduce the par value of common stock.
STOCK DISTRIBUTIONS: SPLITS AND DIVIDENDS.
Adviser will vote for management proposals to increase common share authorization for a stock split, provided that the increase in authorized shares would not result in an excessive number of shares available for issuance given a company's industry and performance in terms of shareholder returns.
REVERSE STOCK SPLITS.
Adviser will vote for management proposals to implement a reverse stock split when the number of shares will be proportionately reduced or to avoid delisting.
Adviser will vote case-by-case on proposals to implement a reverse stock split that do not proportionately reduce the number of shares authorized for issue.
A reverse stock split is an exchange of a greater number of shares for a lesser number to increase the share price. The objective typically is to place the company's shares in an optimal trading range.
How could the number of authorized common shares increase to more than 100 percent of existing authorized shares in a reverse stock split, which should reduce the number of shares of common stock? Many companies reduce the number of outstanding shares of common stock through a reverse stock split but fail to reduce proportionately the number of shares authorized for issue. The result may effectively be a large increase in authorized share, in which case Adviser will evaluate the proposal as if it were a request for additional authorized shares. In extraordinary cases, Adviser will approve an increase in authorized shares resulting from a reverse split which would create a number of available shares in excess of the threshold amount if delisting of the company's stock is imminent and would result in greater harm to Adviser than the excessive share authorization.

INCREASE AUTHORIZED COMMON STOCK.
Adviser  will vote  case-by-case  on  proposals  to increase  the number of shares  of  common  stock  authorized  for  issuance  after  analyzing  the company's industry and performance in terms of shareholder returns.

Adviser will vote against proposals at companies with dual-class capital structures to increase the number of authorized shares of the class of stock that has superior voting rights.
Authorized common shares allow management to issue new stock in the future for ordinary business purposes such as raising new capital, funding stock compensation programs, funding business acquisitions, implementing stock splits, and paying stock dividends. (By contrast, outstanding common shares are the common stock that has been issued by the company.)
Corporations typically request a large enough number of authorized shares to provide for projected needs as well as for unexpected financing needs and unanticipated opportunities. Continually seeking shareholder approval of additional stock authorizations each time a need to issue shares for ordinary business purposes arises would be costly and impractical.
When faced with a request to increase authorized common shares, Adviser will examine the number of shares available for issuance (shares not outstanding and not reserved for issuance) as a percentage of the total number of authorized shares after giving effect to the requested increase.
Adviser recognizes that patterns of utilization of authorized common shares vary from industry to industry. Within a given industry, companies that have posted superior shareholder returns should be given more latitude with respect to capital stock increases than lesser-performing companies. Companies that have used authorized shares for stock splits and stock option plans with reasonable levels of dilution and value transfer should be given further leeway.
Institutional Shareholder Services (ISS) compiles data on common stock proposals for companies comprising 98 percent of the investable U.S.
equity market. Companies are classified into one of ten peer groups, and
ISS divides companies within each peer group into four quartiles based on three-year total shareholder returns. An 11th peer group is designated for rapidly growing companies whose shares have recently become publicly traded. An "allowable increase" for a company is set within each quartile, with the largest allowable increases for top quartile performers and the smallest for bottom quartile companies. This allowable increase represents the maximum permitted number of available shares as a percentage of authorized shares after giving effect to the requested increase.
Adviser recommends votes against proposals to increase the number of authorized common shares when the available shares on a post-increase basis exceeds the allowable increase. Proposals to increase authorized common shares are supported when the available shares after giving effect to the increase falls within the allowable increase. Adviser recommends votes for increases beyond the allowable increase when a company's shares are on the verge of being delisted or if a company's ability to continue as a going concern is uncertain.

CHANGING CORPORATE NAME.
Adviser will generally vote for management proposals to change the corporate name.
REINCORPORATION PROPOSALS.
Adviser will generally vote for reincorporation proposals that are supported by sound business reasons and that do not significantly reduce shareholder rights or management accountability; otherwise, Adviser will generally vote against reincorporation proposals.
CONFIDENTIAL VOTING.
Adviser will vote for proposals calling for corporations to adopt confidential voting, use independent vote tabulators, and use independent inspectors of election.
EQUAL ACCESS.
Adviser will vote for shareholder proposals that would allow significant shareholders equal access to management's proxy material (i) to evaluate and propose voting recommendations on proxy proposals and director nominees or (ii) to nominate their own candidates to the board.
Equal access proposals seek to include a shareholder's perspective within the company's proxy statement. These proposals are designed to "even the playing field" in the proxy system by providing large company shareholders opportunity to discuss in the proxy statement the merits of management's director nominees, nominate and profile director candidates, and discuss other management-sponsored proposals.
BUNDLED PROPOSALS.
Adviser will vote on bundled proposals on a case-by-case basis, voting for bundled proposals of which the combined effect is positive and against all others.
A bundled proposal refers to any proxy proposal that includes a number of separate elements. Some bundled proposals are fair and straightforward, involving various elements that belong together both logically and functionally. However, certain bundled proxy proposals combine unrelated issues that should be presented as separate voting items. Some companies have deliberately used these types of proposals to manipulate the vote in order to pass a questionable proposal by bundling it with a proposal(s)
that would likely pass on its own - a strategy similar to the use of riders and amendments in legislative packages.
SHAREHOLDER ADVISORY COMMITTEES.
Adviser will vote on proposals to establish shareholder advisory committees on a case-by-case basis after consideration of the potential benefits and disadvantages of the proposals.
ANNUAL MEETING LOCATION.
Adviser will normally vote against shareholder proposals to hold annual meetings somewhere other than where management desires.
DISCLOSURE.
Adviser will vote against proposals that would require any kind of government-related disclosure, such as the release of information on a corporation's military contracts, or any other unnecessary disclosure of business records.
investment company PROXIES
This section of the proxy guidelines relates to both open-end and closed-end investment companies. Open-end investment companies have no set limit on the number of shares they may issue. The value of an open-end fund's shares is determined solely by dividing the value of that fund's portfolio by the number of shares outstanding. Closed-end funds, on the other hand, have a capital stock structure akin to that of operating companies, as the number of shares they may issue is fixed. The shares of these funds trade on an exchange like other stocks and may be more or less valuable than the value of the fund's portfolio. The primary advantage of closed-end funds is that (1) they can be fully invested with far fewer liquidity concerns; and (2) they do not have to maintain the same level of liquidity as open-end funds, which must be able to redeem shares at the request of their investors.  At the time this Proxy Voting Policy was adopted, Adviser did not manage any closed-end funds.  However, issues relevant to closed-end funds are covered for the sake of completeness.
There are a few proxy issues that relate specifically to closed-end funds.
Those will be noted below.
ELECTION OF DIRECTORS.
Adviser votes on director nominees will be evaluated on a case-by-case basis, considering the following factors: board structure; director independence and qualifications; compensation of directors within the fund and family of funds; and, attendance at board and committee meetings.
Adviser will generally follow the same criteria used in the election of directors for a publicly traded corporation as discussed above.
APPROVE NEW CLASSES OR SERIES OF SHARES
Adviser will vote for the establishment of new classes or series of shares.
INVESTMENT ADVISORY AGREEMENTS.
Adviser will vote investment advisory agreements on a case-by-case basis, considering the following factors: proposed and current fee schedules;
fund category/investment objective; performance benchmarks; investment performance compared with peers; and magnitude of fee increase.
Issues that can come up in these proxies are advisory fees, which will be evaluated based on the proposed fee change as it relates to variations in asset size, the fee change relative to fund performance, the fee structure of peers, and the nature of the fund's investment profile. Another issue is changing advisors from the fund to a subsidiary of the advisers or changing the advisory agreement due to a change in the structure or purpose of the fund.
CHANGE FUNDAMENTAL RESTRICTION TO NONFUNDAMENTAL RESTRICTION
Adviser will vote proposals to change a fundamental restriction to a nonfundamental restriction on a case-by-case basis, considering the following factors: the fund's target investments; the reasons given by the fund for the change; and, the projected impact of the change on the portfolio.
Fundamental investment restrictions are limits proscribed in the fund's charter document that determine the investment practices of the fund. Such restrictions may only be amended or eliminated with shareholder approval.
Nonfundamental investment restrictions, by contrast, may be altered by the board of trustees.
CHANGE FUNDAMENTAL INVESTMENT OBJECTIVE TO NONFUNDAMENTAL
Adviser will vote proposals to change a fund's fundamental investment objective to nonfundamental on a case-by-case basis.
Although it is generally undesirable for funds to change their investment objective arbitrarily, it may be acceptable to avoid the expense and uncertainty of future shareholder votes if the ability of the fund to thereafter change its objective is subject to reasonable limits and oversight by the Board.
CHANGE IN FUND'S SUBCLASSIFICATION
Adviser will vote changes in a fund's subclassification on a case-by-case basis, considering the following factors: potential competitiveness;
current and potential returns; risk of concentration; and, consolidation in target industry.
Occasionally a fund will seek shareholder approval to change its subclassification from a diversified to a nondiversified investment fund under the Investment Company Act of 1940. The fund's manager recommends such a change because it believes that the diversification requirements of the Act are constraining and that the fund's performance could benefit from the change.
NAME CHANGE PROPOSALS
Adviser will vote name change proposals on a case-by-case basis, considering the following factors: political/economic changes in the economic market; bundling with quorum requirements; bundling with asset allocation changes; and, consolidation in target market.
CHANGES TO THE CHARTER DOCUMENT
Adviser will vote changes to the charter document on a case-by-case basis, considering the following factors: the degree of change implied by the proposal; the efficiencies that could result; and regulatory standards and implications.
CHANGE THE FUND'S DOMICILE
Adviser will vote fund reincorporations on a case-by-case basis, considering the following factors: regulations of both states; required fundamental policies of both states; and, increased flexibility available.
CONVERT CLOSED-END FUND TO OPEN-END FUND [CLOSED-END FUNDS ONLY]
Adviser will vote conversion proposals on a case-by-case basis, considering the following factors: past performance as a closed-end fund;
market in which fund invests; measures taken by the board to address the discount; and, past shareholder activism, board activity, and votes on related proposals.
PREFERRED STOCK PROPOSALS [CLOSED-END FUNDS ONLY]
Adviser will vote the authorization for or increase in preferred shares on a case-by-case basis, considering the following factors: stated specific financing purpose; other reasons management gives; and, possible dilution for common shares.
PROXY CONTESTS
Adviser will vote proxy contests on a case-by-case basis, considering the following factors: past performance; market in which the fund invests;
measures taken by board to address the issue; and, past shareholder activism, board activity, and votes on related proposals.
DISPOSITION OF ASSETS/TERMINATION/LIQUIDATION
Adviser will vote dispositions of assets/terminations/liquidations on a case-by-case basis, considering the following factors: strategies employed to save the company; the company's past performance; and, the terms of the liquidations.
AUTHORIZE BOARD TO HIRE/TERMINATE SUBADVISERS WITHOUT SHAREHOLDER APPROVAL
Adviser will generally vote on a case-by-case basis with regard to proposals authorizing the board to hire/terminate subadvisers without shareholder approval.
A fund is not currently permitted to make such changes without obtaining an exemptive order, containing specific limitations and representations, from the Securities and Exchange Commission, the terms of which restrict the fund's ability to hire/terminate subadvisers arbitrarily.
DISTRIBUTION AGREEMENTS.
Adviser will generally vote for proposed distribution agreements as long as the agreements do not call for an excessive fee rate.
Distribution Agreements provide for what is commonly known as Rule 12b-1 fees, which are paid from net assets used to promote the sale of the fund's shares. These fees provide a means of allowing the fund to increase asset size and realize economies of scale.
MASTER-FEEDER STRUCTURE
Adviser will vote for the establishment of a master-feeder structure or the investment of fund assets in an affiliated fund.
Master-feeder structures allow the fund to invest its assets in a pooled portfolio with funds having similar investment objectives. Generally, these types of arrangements lead to certain economies of scale and result in reduced operating costs and, ultimately, enhanced shareholder value.
Investments in an affiliated fund may benefit investment performance and are subject to SEC rules against excessive compensation.

MERGERS
Adviser will vote merger proposals on a case-by-case basis, considering the following factors: the resulting fee structure; the performance of both funds; and continuity of management personnel.
SHAREHOLDER PROPOSALS TO ESTABLISH DIRECTOR OWNERSHIP REQUIREMENT
Adviser will vote against the establishment of a director ownership requirement.
Adviser is generally in favor of director ownership of fund shares.
However, in large fund complexes, it may be impractical or undesirable for directors to own shares of each fund in the complex.  Therefore, Adviser believes that the terms of such a policy should be determined by the board in conjunction with the fund's management and sponsor.
SHAREHOLDER PROPOSALS TO REIMBURSE SHAREHOLDER FOR EXPENSES INCURRED
Adviser will vote on the reimbursement of expenses on a case-by-case basis.
SHAREHOLDER PROPOSALS TO TERMINATE INVESTMENT ADVISER
Adviser will vote shareholders proposals to terminate the investment adviser on a case-by-case basis, considering the following factors:
performance of the fund's NAV; and, the fund's history of shareholder relations.
SOCIAL AND ENVIRONMENTAL ISSUES
SOCIAL AND ENVIRONMENTAL ISSUES.
Adviser will generally abstain from voting on proposals dealing with other social and environmental issues in instances in which the best economic interests of Adviser's clients will not be affected positively or negatively by the determination of such an issue, unless the Adviser's investment mandate from the client directs Adviser to follow a socially responsible investment strategy, in which case the Adviser vote such matters on a case-by-case basis. In situations in which the proposal would positively affect the economic interests of Adviser's clients, Adviser will generally vote for the proposal. Conversely, in situations in which the proposal would negatively affect the economic interests of Adviser's
clients, Adviser will generally vote against the proposal.   Where the
Adviser is mandated to follow a socially responsible investment strategy,
Adviser will weigh the comparative benefits to shareholders against the social interest that would be served by the proposal.
Adviser may consider the following in analyzing shareholder social proposals:
>>    whether adoption of the proposal would have either a positive or negative impact on the company's short-term or long-term share value;
>>    the percentage of sales, assets, and earnings affected;
>>    the degree to which the company's stated position on issues raised in the proposal could affect its reputation or sales, or leave it vulnerable to boycott or selective purchasing;
>>    whether the issues presented should be dealt with through government action or through company-specific action;
>>    whether the company has already responded in some appropriate manner to the request embodied in the proposal;
>>    whether the company's analysis and voting recommendation to shareholders is persuasive;
>>    what other companies have done in response to the issue;
>>    whether the proposal itself is well framed and reasonable;
>>    whether implementation of the proposal would achieve the objectives sought in the proposal; and
>>    whether the subject of the proposal is best left to the discretion of the board.

BROKERAGE TRANSACTIONS
When selecting brokers and dealers to handle the purchase and sale of portfolio instruments, the Adviser looks for prompt execution of the order at a favorable price. The Adviser will generally use those who are recognized dealers in specific portfolio instruments, except when a better price and execution of the order can be obtained elsewhere. In selecting among firms believed to meet these criteria, the Adviser may give consideration to those firms which have sold or are selling Shares of the
Funds and other funds distributed by the Distributor and its affiliates.
The Adviser makes decisions on portfolio transactions and selects brokers and dealers subject to review by the Funds' Board.

Investment decisions for the Funds are made independently from those of other accounts managed by the Adviser. When the Funds and one or more of those accounts invests in, or disposes of, the same security, available investments or opportunities for sales will be allocated among the Funds and the account(s) in a manner believed by the Adviser to be equitable.
While the coordination and ability to participate in volume transactions may benefit the Funds, it is possible that this procedure could diversely impact the price paid or received and/or the position obtained or disposed of by the Funds.


On April 30, 2003, the following Funds owned securities of the following regular broker/dealers: Money Market Fund held debt securities issued by
Morgan Stanley & Co., Inc. valued at $66,000,000; U.S. Government Bond
Fund held debt securities issued by First Tennessee valued at $1,000,000;
Large Cap Value Fund held equity securities issued by Citigroup Inc.
valued at $2,403,000, equity securities issued by Morgan Stanley &
Co., Inc. valued at $999,000, and equity securities issued by Merrill
Lynch & Co., Inc. valued at $757,000; International Equity Fund held equity securities issued by ABN AMRO Holdings valued at $264,000; and
Prime Money  Market Fund held debt securities issued by Morgan Stanley
& Co., Inc. valued at $11,300,000.

Research Services
Research services may include advice as to the advisability of investing in securities; security analysis and reports; economic studies; industry studies; receipt of quotations for portfolio evaluations; and similar services. Research services may be used by the Adviser or by affiliates of
Federated in advising other accounts. To the extent that receipt of these services may replace services for which the Adviser or its affiliates might otherwise have paid, it would tend to reduce their expenses. The
Adviser and its affiliates exercise reasonable business judgment in selecting those brokers who offer brokerage and research services to execute securities transactions. They determine in good faith that commissions charged by such persons are reasonable in relationship to the value of the brokerage and research services provided.

CO-ADMINISTRATORS, TRANSFER AGENT AND DIVIDEND DISBURSING AGENT
Federated  Services  Company (FSC) and M&T  Securities,  Inc.  serve as
co-administrators   to  the  Trust  and  provide  the  Funds  with  certain
administrative  personnel  and  services  necessary  to operate  the Funds.
During the period May 1, 2001 through  September  30, 2002,  administrative services were provided for an aggregate annual fee as specified below:

Fees Payable to FSC

--------------------------------------------------------
                           Average  Aggregate Daily Net
---------------------------Assets  of the MTB  Group of
Maximum                    Funds
Administrative Fee
--------------------------------------------------------
--------------------------------------------------------
0.06%                      on the first $2 billion
--------------------------------------------------------
--------------------------------------------------------
0.03%                      on the next $3 billion
--------------------------------------------------------
0.015%                     on  assets  in  excess of $5
                           billion
--------------------------------------------------------

---------------------------------------------------------------------------

Fees Payable to M&T Securities, Inc.

--------------------------------------------------------
                           Average  Aggregate Daily Net
---------------------------Assets  of the MTB  Group of
Maximum                    Funds
Administrative Fee
--------------------------------------------------------
0.04%                      on the first $5 billion
--------------------------------------------------------
--------------------------------------------------------
0.015%                     on  assets  in  excess of $5
                           billion
--------------------------------------------------------

---------------------------------------------------------------------------

Effective  October  1, 2002,  the  Administrative  Fee has been  changed to reflect the following fee schedule:

Fees Payable to FSC:

--------------------------------------------------------
                           Average  Aggregate Daily Net
---------------------------Assets  of the MTB  Group of
Maximum                    Funds
Administrative Fee
--------------------------------------------------------
--------------------------------------------------------
0.06%                      on the first $2 billion
--------------------------------------------------------
--------------------------------------------------------
0.03%                      on the next $3 billion
--------------------------------------------------------
--------------------------------------------------------
0.02%                      on the next $2 billion
--------------------------------------------------------
--------------------------------------------------------
0.0125                     on the next $3 billion
--------------------------------------------------------
--------------------------------------------------------
0.01%                      on  assets  in excess of $10
                           billion
--------------------------------------------------------

---------------------------------------------------------------------------

Fees Payable to M&T Securities, Inc.:

--------------------------------------------------------
                           Average  Aggregate Daily Net
---------------------------Assets  of the MTB  Group of
Maximum                    Funds
Administrative Fee
--------------------------------------------------------
--------------------------------------------------------
0.04%                      on the first $5 billion
--------------------------------------------------------
--------------------------------------------------------
0.03%                      on the next $2 billion
--------------------------------------------------------
--------------------------------------------------------
0.0175                     on the next $3 billion
--------------------------------------------------------
--------------------------------------------------------
0.015%                     on  assets  in excess of $10
                           billion
--------------------------------------------------------

---------------------------------------------------------------------------

FSC, through its affiliate Federated  Shareholder  Services Company (FSSC),
a  registered   transfer  agent,  also  serves  as  transfer  and  dividend disbursing  agent to the Trust,  and receives a separate fee from the Funds for these transfer agency services.

CUSTODIAN and fund accountant
State Street Bank and Trust Company,  Boston,  Massachusetts,  is custodian for the securities and cash of the Funds. Foreign instruments  purchased by a Fund are held by foreign banks  participating in a global custody network
coordinated  by  State  Street  Bank.   State  Street  Bank  also  provides
financial  administration and fund accounting  services to the Funds for an aggregate annual fee of 0.045% of the Funds' average daily net assets.


INDEPENDENT Auditors
The independent  auditor for the Funds, Ernst & Young LLP, conducts its audits in accordance  with  auditing  standards  generally  accepted in the
United  States of America,  which require it to plan and perform its audits
to  provide  reasonable   assurance  about  whether  the  Funds'  financial
statements and financial highlights are free of material misstatement.

===========================================================================

FEES PAID BY THE FUNDS FOR SERVICES

-----------------------------------------------------------------------------------------
                  Advisory Fee Paid/           Brokerage           Administrative Fee
                  Advisory Fee Waived      Commissions Paid              Paid/
                                                                   Administrative Fee
                                                                         Waived
                                        -------------------------------------------------
                -------------------------------------------------------------------------
Funds             For the fiscal year     For the fiscal year     For the fiscal year
                         ended                   ended                   ended
                       April 30,               April 30,               April 30,
                -------------------------------------------------------------------------
                -------------------------------------------------------------------------
                 2003    2002    2001     2003    2002   2001     2003    2002    2001
-----------------------------------------------------------------------------------------
International   $458,410$382,377$386,845$63,000  $69,547$39,452 $39,590  $32,452 $42,591
Equity Fund     $45,841 $38,238 $134,854                        $0       $0      $5,095
-----------------------------------------------------------------------------------------
----------------
Small Cap       $972,474$1,189,8$992,167$1,073,82$1,442,$1,119,3$128,727 $198,401$161,226
Growth Fund     $25,314 $13,767 $12,402                         $0       $10,824 $0
----------------
-----------------------------------------------------------------------------------------
Small Cap       $815,840$2,846,9$3,782,1$237,508 $478,59$326,608$82,845  $371,925$491,682
Stock Fund      $0      $372,376$491,682                        $0       $18,677 $0
-----------------------------------------------------------------------------------------
----------------
Mid Cap Growth  $620,742$777,615$783,501$833,006 $85,654$177,530$90,870  $131,729$127,318
Fund            $60,173 $67,381 $58,761                         $0       $6,562  $0
----------------
-----------------------------------------------------------------------------------------
Mid Cap Stock   $887,799$972,545$979,474$291,009 $207,60$192,332$90,138  $97,124 $120,898
Fund            $0      $0      $0                              $0       $0      $0
-----------------------------------------------------------------------------------------
----------------
Multi Cap       $990,662$1,477,5$1,761,8$1,035,89$396,85$618,852$145,820 $278,654$327,198
Growth Fund     $49,881 $101,116$125,846                        $0       $14,865 $0
----------------
-----------------------------------------------------------------------------------------
Large Cap       $131,579$122,938$75,978 $22,394  $20,142$15,959 $13,367  $12,275 $9,080
Growth Fund     $37,151 $34,712 $12,730                                  $0      $0
-----------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------
Large Cap       $1,946,7$1,400,3$1,594,3$601,877 $418,78$126,281$191,521 $139,852$264,172
Stock Fund      $208,043$0      $173,270                        $0       $0      $0
-----------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------
Equity Index    $182,193$201,903$257,048$100,533 $81,465$76,861 $102,520 $136,550$167,080
Fund            $140,899$145,813$151,871                        $36,902  $33,755 $53,454
-----------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------
Large Cap       $288,270$276,427$231,517$102,070 $112,59$88,500 $35,557  $33,519 $34,439
Value Fund      $0      $0      $0                              $0       $0      $0
-----------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------
Equity Income   $456,565$546,080$593,195$76,669  $166,29$79,877 $80,282  $107,102$110,164
Fund            $60,603 $56,451 $50,844                         $0       $5,379  $0
-----------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------
Balanced Fund   $1,488,1$2,151,6$2,538,2$580,797 $175,52$256,636$220,996 $431,184$507,643
                $97,981 $285,597$351,448                        $0       $22,858 $0
-----------------------------------------------------------------------------------------
----------------                ---------------------------------------------------------
Social          $15,976 $1,189,8$992,167$0       $1,442,$1,119,3$22,420  $198,401$161,226
Balanced Fund   $15,779 $13,767 $12,402                         $1,996   $10,824 $0
----------------        -----------------------------------------------------------------

------------------------------------------------------------------------------------------
                   Advisory Fee Paid/           Brokerage           Administrative Fee
                  Advisory Fee Waived       Commissions Paid              Paid/
                                                                    Administrative Fee
                                                                          Waived
                                         -------------------------------------------------
                --------------------------------------------------------------------------
Funds             For the fiscal year      For the fiscal year     For the fiscal year
                         ended                    ended                   ended

                --------------------------------------------------------------------------
                --------------------------------------------------------------------------
                April   April    April   April   April   April   April   April    April
                30,     30, 2002 30,     30,     30,     30,     30,     30, 2002 30,
                 2003             2001    2003    2002    2001    2003             2001
------------------------------------------------------------------------------------------
Intermediate    $773,641$795,306 $749,586$0      $0      $0      $134,960$173,680 $162,409
Term Bond Fund  $96,989 $131,574 $137,425                        $0      $7,394   $0
------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------
Income Fund     $1,632,2$2,032,65$2,289,0$0      $0      $0      $257,874$434,696 $495,955
                $132,959$241,935 $343,356                        $0      $81,035  $0
------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------
Short-Term      $494,365$557,664 $631,761$0      $0      $0      $80,782 $100,981 $109,505
Corporate Bond  $44,784 $45,371  $42,117                         $0      $4,116   $0
Fund
------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------
Maryland        $826,043$788,419 $742,979$0      $0      $0      $133,381$159,258 $148,595
Municipal Bond  $175,084$201,256 $182,888                        $0      $6,857   $0
Fund
------------------------------------------------------------------------------------------
----------------
Pennsylvania    $1,058,2$1,069,98$1,069,1$0      $0      $0      $164,075$213,783 $213,834
Municipal Bond  $4,437  $4,727   $0                              $0      $9,029   $0
Fund
----------------
------------------------------------------------------------------------------------------
New York        $587,306$553,523 $454,654$0      $0      $0      $72,437 $67,114  $66,967
Municipal Bond  $75,511 $71,167  $90,858                         $0      $0       $0
Fund
----------------
------------------------------------------------------------------------------------------
U.S.            $896,407$714,832 $525,184$0      $0      $0      $110,582$86,674  $77,371
Government      $0      $0       $16,972                         $0      $0       $0
Bond Fund
----------------
------------------------------------------------------------------------------------------
Short Duration  $624,732$401,818 $338,409$0      $0      $0      $89,916 $56,839  $72,308
Government      $208,244$133,940 $111,378                        $0      $0       $8,542
Bond Fund
----------------
------------------------------------------------------------------------------------------
Money Market    $7,559,7$8,912,67$7,236,8$0      $0      $0      $1,304,9$1,512,79$1,489,095
Fund            $3,023,9$2,673,11$723,684                        $0      $0       $0
------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------
Tax-Free Money  $423,497$391,726 $347,948$0      $0      $0      $170,225$200,076 $180,932
Market Fund     $243,847$258,946 $222,688                        $0      $7,016   $0

------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------
U.S.            $4,040,3$4,105,58$3,852,0$0      $0      $0      $1,413,6$2,018,47$2,003,075
Government      $902,236$1,628,05$1,685,459                      $0      $73,459  $0
Money Market
Fund
------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------
U.S. Treasury   $3,605,7$4,090,20$3,400,9$0      $0      $0      $622,239$694,237 $702,363
Money Market    $649,043$736,238 $580,724                        $0      $0       $0
Fund
------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------
Pennsylvania    $51,176 $88,056  $1,069,1$0      $0      $0      $42,015 $51,480  $213,834
Tax Free Money  $51,176 $40,592  $0                              $12,423 $1,485   $0
Market Fund
----------------
------------------------------------------------------------------------------------------
Prime Money     $1,304,2$1,190,56$793,143$0      $0      $0      $225,178$202,049 $48,807
Market Fund     $782,577$714,341 $354,946                        $0      $0       $0
------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------
New York Tax    $988,516$935,723 $810,287$0      $0      $0      $170,675$158,826 $167,024
Free Money      $177,933$168,430 $152,780                        $0      $0       $0
Market Fund
------------------------------------------------------------------------------------------

12b-1 and Shareholder Services Fees
The 12b-1 and Shareholder Services Fees shown below for Class A Shares and
Class B Shares are disclosed because the respective Institutional Shares have not yet been publicly offered.

------------------------------------------------------------
                For the fiscal year ended April 30, 2003
              ----------------------------------------------
Fund           Shareholder Services        12b-1 Fees
                       Fees
              ----------------------------------------------
              ----------------------------------------------
                Class A     Class B    Class A    Class B
------------------------------------------------------------
International $45,788      $134       $0         $402
Equity Fund
------------------------------------------------------------

------------------------------------------------------------
                For the fiscal year ended April 30, 2003
              ----------------------------------------------
Fund           Shareholder Services        12b-1 Fees
                       Fees
              ----------------------------------------------
              ----------------------------------------------
                Institutional Class    Institutional Class
              ----------------------------------------------
--------------
Small Cap             $95,837
Growth Fund                           N/A

------------------------------------------------------------

------------------------------------------------------------
                For the fiscal year ended April 30, 2003
              ----------------------------------------------
Fund           Shareholder Services        12b-1 Fees
                       Fees
              ----------------------------------------------
              ----------------------------------------------
                Class A     Class B    Class A    Class B
------------------------------------------------------------
Small Cap      $143,338     $1,060    $0         $3,179
Stock Fund
------------------------------------------------------------

------------------------------------------------------------
                For the fiscal year ended April 30, 2003
              ----------------------------------------------
Fund           Shareholder Services        12b-1 Fees
                       Fees
------------------------------------------------------------
                Institutional Class    Institutional Class

------------------------------------------------------------
------------------------------------------------------------
Mid Cap              $108,840
Growth Fund                                    N/A
------------------------------------------------------------

------------------------------------------------------------
                For the fiscal year ended April 30, 2003
              ----------------------------------------------
Fund           Shareholder Services        12b-1 Fees
                       Fees
              ----------------------------------------------
                Class A     Class B    Class A    Class B
              ----------------------------------------------
------------------------------------------------------------
Mid Cap         $51,339     $4,424        $0      $13,274
Stock Fund
------------------------------------------------------------

------------------------------------------------------------
                For the fiscal year ended April 30, 2003
              ----------------------------------------------
Fund           Shareholder Services        12b-1 Fees
                       Fees
              ----------------------------------------------
                Institutional Class    Institutional Class

              ----------------------------------------------
------------------------------------------------------------
Multi Cap            $161,496                  N/A
Growth Fund
------------------------------------------------------------

------------------------------------------------------------
                For the fiscal year ended April 30, 2003
              ----------------------------------------------
Fund           Shareholder Services        12b-1 Fees
                       Fees
              ----------------------------------------------
              ----------------------------------------------
                Class A     Class B    Class A    Class B
              ----------------------------------------------
------------------------------------------------------------
Large Cap       $15,861     $2,651        $0       $7,953
Growth Fund
------------------------------------------------------------

------------------------------------------------------------
                For the fiscal year ended April 30, 2003
              ----------------------------------------------
Fund           Shareholder Services        12b-1 Fees
                       Fees
              ----------------------------------------------
              ----------------------------------------------
                Institutional Class    Institutional Class

------------------------------------------------------------
Large Cap            $283,794                  N/A
Stock Fund
------------------------------------------------------------

------------------------------------------------------------
                For the fiscal year ended April 30, 2003
              ----------------------------------------------
Fund           Shareholder Services        12b-1 Fees
                       Fees
              ----------------------------------------------
              ----------------------------------------------
                Institutional Class    Institutional Class

------------------------------------------------------------
Equity Index         $128,055
Fund                                           N/A
------------------------------------------------------------

------------------------------------------------------------
                For the fiscal year ended April 30, 2003
              ----------------------------------------------
Fund           Shareholder Services        12b-1 Fees
                       Fees
              ----------------------------------------------
              ----------------------------------------------
                Class A     Class B    Class A    Class B
------------------------------------------------------------
Large Cap         $0        $1,190        $0       $3,572
Value Fund
------------------------------------------------------------

------------------------------------------------------------
                For the fiscal year ended April 30, 2003
              ----------------------------------------------
Fund           Shareholder Services        12b-1 Fees
                       Fees
              ----------------------------------------------
              ----------------------------------------------
                Institutional Class    Institutional Class

------------------------------------------------------------
Equity                $91,104
Income Fund                                    N/A
------------------------------------------------------------

------------------------------------------------------------
                For the fiscal year ended April 30, 2003
              ----------------------------------------------
Fund           Shareholder Services        12b-1 Fees
                       Fees
              ----------------------------------------------
              ----------------------------------------------
                Institutional Class    Institutional Class

------------------------------------------------------------
Balanced Fund        $277,576                  N/A

------------------------------------------------------------

------------------------------------------------------------
                For the fiscal year ended April 30, 2003
              ----------------------------------------------
Fund           Shareholder Services        12b-1 Fees
                       Fees
              ----------------------------------------------
              ----------------------------------------------
                Institutional Class    Institutional Class

------------------------------------------------------------
Social                $3,994                   N/A
Balanced Fund
------------------------------------------------------------

------------------------------------------------------------
                For the fiscal year ended April 30, 2003
              ----------------------------------------------
Fund           Shareholder Services        12b-1 Fees
                       Fees
              ----------------------------------------------
              ----------------------------------------------
                Institutional Class    Institutional Class

------------------------------------------------------------
Intermediate         $193,410                  N/A
Term Bond
Fund
------------------------------------------------------------

------------------------------------------------------------
                For the fiscal year ended April 30, 2003
              ----------------------------------------------
Fund           Shareholder Services        12b-1 Fees
                       Fees
              ----------------------------------------------
                Institutional Class    Institutional Class

              ----------------------------------------------
------------------------------------------------------------
Income Fund          $386,495                  N/A

------------------------------------------------------------

------------------------------------------------------------
                For the fiscal year ended April 30, 2003
              ----------------------------------------------
Fund           Shareholder Services        12b-1 Fees
                       Fees
              ----------------------------------------------
              ----------------------------------------------
                Institutional Class    Institutional Class

------------------------------------------------------------
Short-Term            $98,873                  N/A
Corporate
Bond Fund
------------------------------------------------------------

------------------------------------------------------------
                For the fiscal year ended April 30, 2003
              ----------------------------------------------
Fund           Shareholder Services        12b-1 Fees
                       Fees
              ----------------------------------------------
              ----------------------------------------------
                Institutional Class    Institutional Class

------------------------------------------------------------
Maryland             $149,970                  N/A
Municipal
Bond Fund
------------------------------------------------------------

------------------------------------------------------------
                For the fiscal year ended April 30, 2003
              ----------------------------------------------
Fund           Shareholder Services        12b-1 Fees
                       Fees
              ----------------------------------------------
              ----------------------------------------------
                Institutional Class    Institutional Class

------------------------------------------------------------
Pennsylvania         $240,277                  N/A
Municipal
Bond Fund
------------------------------------------------------------

------------------------------------------------------------
                For the fiscal year ended April 30, 2003
              ----------------------------------------------
Fund           Shareholder Services        12b-1 Fees
                       Fees
              ----------------------------------------------
              ----------------------------------------------
                Class A     Class B    Class A    Class B
------------------------------------------------------------
New York      $0          N/A         $0         $0
Municipal
Bond Fund
------------------------------------------------------------

------------------------------------------------------------
                For the fiscal year ended April 30, 2003
              ----------------------------------------------
Fund           Shareholder Services        12b-1 Fees
                       Fees
              ----------------------------------------------
              ----------------------------------------------
                Class A     Class B    Class A    Class B
------------------------------------------------------------
U.S.              $0          N/A         $0        N/A
Government
Bond Fund
------------------------------------------------------------

------------------------------------------------------------
                For the fiscal year ended April 30, 2003
              ----------------------------------------------
Fund           Shareholder Services        12b-1 Fees
                       Fees
              ----------------------------------------------
              ----------------------------------------------
              Institutional I Shares     Institutional I
                                             Shares
------------------------------------------------------------
Short                 $52,061                  $0
Duration
Government
Bond Fund
------------------------------------------------------------

------------------------------------------------------------
                For the fiscal year ended April 30, 2003
              ----------------------------------------------
Fund           Shareholder Services        12b-1 Fees
                       Fees
              ----------------------------------------------
              ----------------------------------------------
              Institutional Class S    Class S
                 Class
------------------------------------------------------------
Money Market    $7,261     $241,068    $241,068
Fund
------------------------------------------------------------

------------------------------------------------------------
                For the fiscal year ended April 30, 2003
              ----------------------------------------------
Fund           Shareholder Services        12b-1 Fees
                       Fees
              ----------------------------------------------
              ----------------------------------------------
                Institutional Class   Institutional II Only
                       Only

------------------------------------------------------------
Tax-Free             $120,079                $72,048
Money Market
Fund
------------------------------------------------------------

------------------------------------------------------------
                For the fiscal year ended April 30, 2003
              ----------------------------------------------
Fund           Shareholder Services        12b-1 Fees
                       Fees
              ----------------------------------------------
              ----------------------------------------------
                Institutional Class   Institutional II Only
                       Only
------------------------------------------------------------
U.S.                $1,879,974              $428,292
Government
Money Market
Fund
------------------------------------------------------------

------------------------------------------------------------
                For the fiscal year ended April 30, 2003
              ----------------------------------------------
Fund           Shareholder Services        12b-1 Fees
                       Fees
              ----------------------------------------------
              ----------------------------------------------
                      Class A          Class A    Class S
------------------------------------------------------------
U.S.                    $0                $0      $59,722
Treasury
Money Market
Fund
------------------------------------------------------------

------------------------------------------------------------
                For the fiscal year ended April 30, 2003
              ----------------------------------------------
Fund           Shareholder Services        12b-1 Fees
                       Fees
              ----------------------------------------------
              ----------------------------------------------
                Institutional Class   Institutional II Only
                       Only
------------------------------------------------------------
Pennsylvania         $243,274                $3,091
Tax Free
Money Market
Fund
------------------------------------------------------------

------------------------------------------------------------
                For the fiscal year ended April 30, 2003
              ----------------------------------------------
Fund           Shareholder Services        12b-1 Fees
                       Fees
              ----------------------------------------------
              ----------------------------------------------
                      Class A                Class A

------------------------------------------------------------
New York Tax            $0                     $0
Free Money
Market Fund
------------------------------------------------------------

------------------------------------------------------------
                For the fiscal year ended April 30, 2003
              ----------------------------------------------
Fund           Shareholder Services        12b-1 Fees
                       Fees
              ----------------------------------------------
              ----------------------------------------------
                Institutional Class    Institutional Class

------------------------------------------------------------
Prime Money             $0                     $0
Market Fund
------------------------------------------------------------

===========================================================================

HOW DO THE FUNDS MEASURE PERFORMANCE?

The Funds  may  advertise  Share  performance  by using the SEC's  standard method for calculating  performance applicable to all mutual funds. The SEC also permits this standard  performance  information  to be  accompanied by non-standard performance information.

Share  performance  reflects the effect of non-recurring  charges,  such as maximum sales charges, which, if excluded,  would increase the total return and yield.  The  performance  of Shares  depends  upon such  variables  as:
portfolio quality;  average portfolio maturity; type and value of portfolio securities;  changes in interest rates;  changes or differences in a Fund's or any class of Shares' expenses; and various other factors.

Share performance  fluctuates on a daily basis largely because net earnings fluctuate  daily.  Both net  earnings  and  offering  price  per  Share are factors in the computation of yield and total return.

TOTAL RETURN
Total return  represents  the change  (expressed  as a  percentage)  in the value  of  Shares  over  a  specific  period  of  time,  and  includes  the investment of income and capital gains distributions.

The average annual total return for Shares is the average  compounded  rate of  return  for  a  given  period  that  would  equate  a  $10,000  initial investment to the ending  redeemable value of that  investment.  The ending redeemable  value is computed by multiplying  the number of Shares owned at the end of the  period by the NAV per Share at the end of the  period.  The number of Shares  owned at the end of the  period is based on the number of
Shares  purchased  at the  beginning of the period with  $10,000,  less any applicable  sales  charge,  adjusted  over  the  period  by any  additional
Shares,   assuming   the  annual   reinvestment   of  all   dividends   and
distributions.  Total  returns  after  taxes  are  calculated  in a similar manner, but reflect additional standard assumptions required by the SEC.

When Shares of a Fund are in existence  for less than a year,  the Fund may advertise  cumulative total return for that specific period of time, rather than annualizing the total return.

YIELD and Effective yield
The yield of Shares of the Equity,  Income and Balanced Funds is calculated by dividing:  (i) the net investment  income per Share earned by the Shares over a 30-day period;  by (ii) the maximum  offering price per Share on the last day of the period.  This number is then annualized  using  semi-annual compounding.  This  means that the  amount of income  generated  during the
30-day period is assumed to be generated each month over a 12-month  period and is reinvested every six months.

The yield of Shares of the Money  Market Funds is based upon the seven days ending on the day of the calculation,  called the "base period." This yield
is  calculated  by:   determining   the  net  change  in  the  value  of  a
hypothetical  account  with a balance of one Share at the  beginning of the base period,  with the net change  excluding  capital changes but including the value of any additional  Shares  purchased  with dividends  earned from the original one Share and all  dividends  declared on the original and any purchased  Shares;  dividing the net change in the  account's  value by the value of the account at the  beginning of the base period to determine  the base period return;  and multiplying  the base period return by 365/7.  The effective  yield of the Money Market Funds is calculated by compounding the unannualized  base-period return by: adding one to the base-period  return, raising the sum to the 365/7th power;  and subtracting one from the result.
The tax-equivalent  yield of Shares of New York Tax-Free Money Market Fund,
New York  Municipal  Bond  Fund and  Pennsylvania  Municipal  Bond  Fund is
calculated  similarly to the yield,  but is adjusted to reflect the taxable yield  that  Shares  would  have had to earn to  equal  the  actual  yield,
assuming   a  specific   tax  rate.   The   yield,   effective   yield  and
tax-equivalent  yield do not necessarily  reflect income actually earned by
Shares because of certain  adjustments  required by the SEC and, therefore, may  not  correlate  to  the  dividends  or  other  distributions  paid  to shareholders.

To the extent investment  professionals and  broker/dealers  charge fees in connection  with  services  provided in  conjunction  with an investment in
Shares, the Share performance is lower for shareholders paying those fees.

Average Annual Total Returns and Yield
Total returns are given for the period ended April 30, 2003.

Yield and Effective  Yield are given for the 7-day and 30-day periods ended
April 30, 2003.

-------------------------------------------------------------------
International          30-Day         1 Year    Start of
                       Period                   Performance on
Equity Fund                                     2/9/1999
-------------------------------------------------------------------
-------------------------------------------------------------------
*Class A Shares:
-------------------------------------------------------------------
-------------------------------------------------------------------
Total Return
-------------------------------------------------------------------
-------------------------------------------------------------------
Before Taxes           N/A            (19.51)%  (5.02)%
-------------------------------------------------------------------
-------------------------------------------------------------------
After Taxes on         N/A            (19.84)%  (6.04)%
Distributions
-------------------------------------------------------------------
After Taxes on         N/A            (11.86)%   (4.31)%
Distributions and
Sale of Shares
-------------------------------------------------------------------
-------------------------------------------------------------------
Yield                  N/A            N/A       N/A
-------------------------------------------------------------------
*The total returns  shown above for Class A Shares,  which is another class of shares offered by MTB International  Equity Fund. Class A Shares are not
offered  in this SAI for the  Fund's  Institutional  I  Shares.  The  total returns  for Class A Shares are  disclosed  here  because  Institutional  I
Shares have not yet been  publicly  offered.  These total  returns would be substantially  similar to the annual  returns  for  Institutional  I Shares over the same  period  and would  differ  only to the  extent  that the two classes do not have the same expenses.  It is anticipated  that expenses of
Institutional I Shares will not exceed those of the Class A Shares.
---------------------------------------------------------------------------

-----------------------------------------------------------------------------
Small Cap Growth       30-Day         1 Year    5 Years   Start of
                       Period                             Performance on
Fund                                                      7/13/1995
-----------------------------------------------------------------------------
-----------------------------------------------------------------------------
Institutional I
Shares:
-----------------------------------------------------------------------------
-----------------------------------------------------------------------------
Total Return
-----------------------------------------------------------------------------
-----------------------------------------------------------------------------
Before Taxes           N/A            (32.35)%  9.63%     13.37%
-----------------------------------------------------------------------------
-----------------------------------------------------------------------------
After Taxes on         N/A            (32.35)%  6.12%     9.21%
Distributions
-----------------------------------------------------------------------------
-----------------------------------------------------------------------------
After Taxes on         N/A            (21.03)%   6.60%     9.21%
Distributions and
Sale of Shares
-----------------------------------------------------------------------------
-----------------------------------------------------------------------------
Yield                  N/A            N/A       N/A       N/A
-----------------------------------------------------------------------------

---------------------------------------------------------------------------

-----------------------------------------------------------------------------
Small Cap Stock Fund   30-Day         1 Year    5 Years   Start of
                       Period                             Performance on
                                                          7/1/1994
-----------------------------------------------------------------------------
-----------------------------------------------------------------------------
*Class A Shares:
-----------------------------------------------------------------------------
-----------------------------------------------------------------------------
Total Return
-----------------------------------------------------------------------------
-----------------------------------------------------------------------------
Before Taxes           N/A            (19.36)%  (0.30)%   8.45%
-----------------------------------------------------------------------------
-----------------------------------------------------------------------------
After Taxes on         N/A            (23.37)%  (3.69)%   6.29%
Distributions
-----------------------------------------------------------------------------
-----------------------------------------------------------------------------
After Taxes on         N/A            (9.09)%   (1.44)%   6.27%
Distributions and
Sale of Shares
-----------------------------------------------------------------------------
-----------------------------------------------------------------------------
Yield                  N/A            N/A       N/A       N/A
-----------------------------------------------------------------------------
*The  total  returns  shown  above  are for the  Class A  Shares,  which is another  class of shares  offered  by MTB Small  Cap  Stock  Fund.  Class A
Shares are not offered in this SAI for the Fund's  Institutional  I Shares.
The  total  returns  for  Class  A  Shares  are   disclosed   here  because
Institutional  I Shares  have not yet been  publicly  offered.  These total
returns  would  be   substantially   similar  to  the  annual  returns  for
Institutional  I Shares over the same  period and would  differ only to the extent  that  the  two  classes  do  not  have  the  same  expenses.  It is anticipated  that the  expenses of  Institutional  I Shares will not exceed those of the Class A Shares.
---------------------------------------------------------------------------

-----------------------------------------------------------------------------
Mid Cap Growth Fund    30-Day         1 Year    5 Years   Start of
                       Period                             Performance on
                                                          11/18/1996
-----------------------------------------------------------------------------
-----------------------------------------------------------------------------
Institutional I
Shares:
-----------------------------------------------------------------------------
-----------------------------------------------------------------------------
Total Return
-----------------------------------------------------------------------------
-----------------------------------------------------------------------------
Before Taxes           N/A            (19.25)%  1.77%     7.92%
-----------------------------------------------------------------------------
-----------------------------------------------------------------------------
After Taxes on         N/A            (19.28)%  (0.12)%   6.02%
Distributions
-----------------------------------------------------------------------------
-----------------------------------------------------------------------------
After Taxes on         N/A            (12.52)%  1.33%     6.30%
Distributions and
Sale of Shares
-----------------------------------------------------------------------------
-----------------------------------------------------------------------------
Yield                  N/A            N/A       N/A       N/A
-----------------------------------------------------------------------------

---------------------------------------------------------------------------

-----------------------------------------------------------------------------
Mid Cap Stock Fund     30-Day         1 Year    5 Years   Start of
                       Period                             Performance on
                                                          11/29/1993
-----------------------------------------------------------------------------
-----------------------------------------------------------------------------
*Class A Shares:
-----------------------------------------------------------------------------
-----------------------------------------------------------------------------
Total Return
-----------------------------------------------------------------------------
-----------------------------------------------------------------------------
Before Taxes           N/A            (21.80)%  (2.12)%   7.30%
-----------------------------------------------------------------------------
-----------------------------------------------------------------------------
After Taxes on         N/A            (21.80)%   (3.46)%   5.49%
Distributions
-----------------------------------------------------------------------------
-----------------------------------------------------------------------------
After Taxes on         N/A            (13.38)%   (2.05)%   5.43%
Distributions and
Sale of Shares
-----------------------------------------------------------------------------
-----------------------------------------------------------------------------
Yield                  N/A            N/A       N/A       N/A
-----------------------------------------------------------------------------
*The  total  returns  shown  above  are for the  Class A  Shares,  which is another class of shares  offered by MTB Mid Cap Stock Fund.  Class A Shares are not  offered in this SAI for the  Fund's  Institutional  I Shares.  The total returns for Class A Shares are disclosed  here because  Institutional
I Shares have not yet been publicly  offered.  These total returns would be substantially  similar to the annual  returns  for  Institutional  I Shares over the same  period  and would  differ  only to the  extent  that the two classes do not have the same expenses.  It is anticipated that the expenses of Institutional I Shares will not exceed those of the Class A Shares.
---------------------------------------------------------------------------

-----------------------------------------------------------------------------
Multi Cap Growth       30-Day         1 Year    5 Years   Start of
                       Period                             Performance on
Fund                                                      7/16/1993
-----------------------------------------------------------------------------
-----------------------------------------------------------------------------
Institutional I
Shares:
-----------------------------------------------------------------------------
-----------------------------------------------------------------------------
Total Return
-----------------------------------------------------------------------------
-----------------------------------------------------------------------------
Before Taxes           N/A            (17.50)%  (1.10)%   7.57%
-----------------------------------------------------------------------------
-----------------------------------------------------------------------------
After Taxes on         N/A            (17.50)%  (2.10)%   5.52%
Distributions
-----------------------------------------------------------------------------
-----------------------------------------------------------------------------
After Taxes on         N/A            (11.37)%  (0.73)%   5.56%
Distributions and
Sale of Shares
-----------------------------------------------------------------------------
Yield                  N/A            N/A       N/A       N/A
-----------------------------------------------------------------------------

---------------------------------------------------------------------------
--------------------------------------------------------------------
Large Cap Growth       30-Day         1 Year     Start of
                       Period                    Performance on
Fund                                             3/20/2000
--------------------------------------------------------------------
--------------------------------------------------------------------
*Class A Shares:
--------------------------------------------------------------------
--------------------------------------------------------------------
Total Return
--------------------------------------------------------------------
--------------------------------------------------------------------
Before Taxes           N/A            (20.19)%   (13.70)%
--------------------------------------------------------------------
--------------------------------------------------------------------
After Taxes on         N/A            (20.19)%   (13.71)%
Distributions
--------------------------------------------------------------------
--------------------------------------------------------------------
After Taxes on         N/A            (12.40)%    (10.60)%
Distributions and
Sale of Shares
--------------------------------------------------------------------
--------------------------------------------------------------------
Yield                  N/A            N/A        N/A
--------------------------------------------------------------------
*The  total  returns  shown  above  are for the  Class A  Shares,  which is another  class of shares  offered  by MTB Large Cap  Growth  Fund.  Class A
Shares are not offered in this SAI for the Fund's  Institutional  I Shares.
The  total  returns  for  Class  A  Shares  are   disclosed   here  because
Institutional  I Shares  have not yet been  publicly  offered.  These total
returns  would  be   substantially   similar  to  the  annual  returns  for
Institutional  I Shares over the same  period and would  differ only to the extent  that  the  two  classes  do  not  have  the  same  expenses.  It is anticipated  that the  expenses of  Institutional  I Shares will not exceed those of the Class A Shares.
---------------------------------------------------------------------------

-----------------------------------------------------------------------------
Large Cap Stock Fund   30-Day         1 Year    5 Years   Start of
                       Period                             Performance on
                                                          4/1/1996
-----------------------------------------------------------------------------
-----------------------------------------------------------------------------
Institutional I
Shares:
-----------------------------------------------------------------------------
-----------------------------------------------------------------------------
Total Return
-----------------------------------------------------------------------------
-----------------------------------------------------------------------------
Before Taxes           N/A            (19.03)%  (3.34)%   5.12%
-----------------------------------------------------------------------------
-----------------------------------------------------------------------------
After Taxes on         N/A            (19.54)%  (5.42)%   2.69%
Distributions
-----------------------------------------------------------------------------
-----------------------------------------------------------------------------
After Taxes on         N/A            (12.17)%   (2.49)%   3.89%
Distributions and
Sale of Shares
-----------------------------------------------------------------------------
-----------------------------------------------------------------------------
Yield                  N/A            N/A       N/A       N/A
-----------------------------------------------------------------------------

---------------------------------------------------------------------------

-----------------------------------------------------------------------------
Equity Index Fund      30-Day         1 Year    5 Years   Start of
                       Period                             Performance on
                                                          10/1/1997
-----------------------------------------------------------------------------
-----------------------------------------------------------------------------
Institutional I
Shares:
-----------------------------------------------------------------------------
-----------------------------------------------------------------------------
Total Return
-----------------------------------------------------------------------------
-----------------------------------------------------------------------------
Before Taxes           N/A            (13.50)%  (2.21)%   0.77%
-----------------------------------------------------------------------------
-----------------------------------------------------------------------------
After Taxes on         N/A            (14.01)%   (3.62)%  (0.58)%
Distributions
-----------------------------------------------------------------------------
-----------------------------------------------------------------------------
After Taxes on         N/A            (8.82)%   (1.76)%   0.58%
Distributions and
Sale of Shares
-----------------------------------------------------------------------------
Yield                  N/A            N/A       N/A       N/A
-----------------------------------------------------------------------------

---------------------------------------------------------------------------
-----------------------------------------------------------------------------
Large Cap Value Fund   30-Day         1 Year    5 Years   Start of
                       Period                             Performance on
                                                          9/26/1997
-----------------------------------------------------------------------------
-----------------------------------------------------------------------------
*Class A Shares:
-----------------------------------------------------------------------------
-----------------------------------------------------------------------------
Total Return
-----------------------------------------------------------------------------
-----------------------------------------------------------------------------
Before Taxes           N/A            (22.32)%  (4.78)%   (1.78)%
-----------------------------------------------------------------------------
-----------------------------------------------------------------------------
After Taxes on         N/A            (22.55)%  (5.63)%   (2.61)%
Distributions
-----------------------------------------------------------------------------
-----------------------------------------------------------------------------
After Taxes on         N/A            (13.71)%   (4.06)%   (1.72)%
Distributions and
Sale of Shares
-----------------------------------------------------------------------------
-----------------------------------------------------------------------------
Yield                  N/A            N/A       N/A       N/A
-----------------------------------------------------------------------------
*The  total  returns  shown  above  are for the  Class A  Shares,  which is another  class of shares  offered  by MTB Large  Cap  Value  Fund.  Class A
Shares are not offered in this SAI for the Fund's  Institutional  I Shares.
The  total  returns  for  Class  A  Shares  are   disclosed   here  because
Institutional  I Shares  have not yet been  publicly  offered.  These total
returns  would  be   substantially   similar  to  the  annual  returns  for
Institutional  I Shares over the same  period and would  differ only to the extent  that  the  two  classes  do  not  have  the  same  expenses.  It is anticipated  that the  expenses of  Institutional  I Shares will not exceed those of the Class A Shares.
---------------------------------------------------------------------------

-----------------------------------------------------------------------------
Equity Income Fund     30-Day         1 Year    5 Years   Start of
                       Period                             Performance on
                                                          11/18/1996
-----------------------------------------------------------------------------
-----------------------------------------------------------------------------
Institutional I
Shares:
-----------------------------------------------------------------------------
-----------------------------------------------------------------------------
Total Return
-----------------------------------------------------------------------------
-----------------------------------------------------------------------------
Before Taxes           N/A            (19.21)%  (2.82)%   3.44%
-----------------------------------------------------------------------------
-----------------------------------------------------------------------------
After Taxes on         N/A            (19.87)%   (4.31)%   1.52%
Distributions
-----------------------------------------------------------------------------
-----------------------------------------------------------------------------
After Taxes on         N/A            (12.52)%   (2.46)%   2.34%
Distributions and
Sale of Shares
-----------------------------------------------------------------------------
-----------------------------------------------------------------------------
Yield                  N/A            N/A       N/A       N/A
-----------------------------------------------------------------------------

---------------------------------------------------------------------------

-------------------------------------------------------------------
Social Balanced Fund   30-Day         1 Year    Start of
                       Period                   Performance on
                                                7/3/2001
-------------------------------------------------------------------
-------------------------------------------------------------------
Institutional I
Shares:
-------------------------------------------------------------------
-------------------------------------------------------------------
Total Return
-------------------------------------------------------------------
-------------------------------------------------------------------
Before Taxes           N/A            10.25%    5.86%
-------------------------------------------------------------------
-------------------------------------------------------------------
After Taxes on         N/A            8.84%     4.45%
Distributions
-------------------------------------------------------------------
After Taxes on         N/A            6.26%     3.99%
Distributions and
Sale of Shares
-------------------------------------------------------------------
-------------------------------------------------------------------
Yield                  3.49%          N/A       N/A
-------------------------------------------------------------------

---------------------------------------------------------------------------

----------------------------------------------------------------------
Balanced Fund          30-Day         1 Year    5 Years   Start of
                       Period                             Performance
                                                          on
                                                          7/16/1993
----------------------------------------------------------------------
----------------------------------------------------------------------
Institutional I
Shares:
----------------------------------------------------------------------
----------------------------------------------------------------------
Total Return
----------------------------------------------------------------------
----------------------------------------------------------------------
Before Taxes           N/A            (8.52)%   2.31%     7.64%
----------------------------------------------------------------------
----------------------------------------------------------------------
After Taxes on         N/A            (9.20)%   0.86%     5.56%
Distributions
----------------------------------------------------------------------
----------------------------------------------------------------------
After Taxes on         N/A            (5.61)%   1.49%     5.43%
Distributions and
Sale of Shares
----------------------------------------------------------------------
----------------------------------------------------------------------
Yield                  N/A            N/A       N/A       N/A
----------------------------------------------------------------------

---------------------------------------------------------------------------
-----------------------------------------------------------------------------
Intermediate-Term      30-Day         1 Year    5 Years   Start of
                       Period                             Performance on
Bond Fund                                                 11/18/1996
-----------------------------------------------------------------------------
-----------------------------------------------------------------------------
Institutional I
Shares:
-----------------------------------------------------------------------------
-----------------------------------------------------------------------------
Total Return
-----------------------------------------------------------------------------
-----------------------------------------------------------------------------
Before Taxes           N/A            11.20%    6.49%     6.47%
-----------------------------------------------------------------------------
-----------------------------------------------------------------------------
After Taxes on         N/A            9.50%     4.32%     4.22%
Distributions
-----------------------------------------------------------------------------
-----------------------------------------------------------------------------
After Taxes on         N/A            7.13%     4.12%     4.06%
Distributions and
Sale of Shares
-----------------------------------------------------------------------------
-----------------------------------------------------------------------------
Yield                  4.01%          N/A       N/A       N/A
-----------------------------------------------------------------------------

---------------------------------------------------------------------------

-----------------------------------------------------------------------------
Income Fund            30-Day         1 Year    5 Years   Start of
                       Period                             Performance on
                                                          7/16/1993
-----------------------------------------------------------------------------
-----------------------------------------------------------------------------
Institutional I
Shares:
-----------------------------------------------------------------------------
-----------------------------------------------------------------------------
Total Return
-----------------------------------------------------------------------------
-----------------------------------------------------------------------------
Before Taxes           N/A            9.86%     6.26%     6.46%
-----------------------------------------------------------------------------
-----------------------------------------------------------------------------
After Taxes on         N/A            8.16%     4.03%     4.12%
Distributions
-----------------------------------------------------------------------------
-----------------------------------------------------------------------------
After Taxes on         N/A            6.26%     3.88%     4.00%
Distributions and
Sale of Shares
-----------------------------------------------------------------------------
-----------------------------------------------------------------------------
Yield                  4.06%          N/A       N/A       N/A
-----------------------------------------------------------------------------

---------------------------------------------------------------------------

-----------------------------------------------------------------------------
Short-Term             30-Day         1 Year    5 Years   Start of
                       Period                             Performance on
Corporate Bond Fund                                       4/1/1996
-----------------------------------------------------------------------------
-----------------------------------------------------------------------------
Institutional I
Shares:
-----------------------------------------------------------------------------
-----------------------------------------------------------------------------
Total Return
-----------------------------------------------------------------------------
-----------------------------------------------------------------------------
Before Taxes           N/A            5.44%     4.95%     5.09%
-----------------------------------------------------------------------------
-----------------------------------------------------------------------------
After Taxes on         N/A            4.07%     3.02%     3.05%
Distributions
-----------------------------------------------------------------------------
-----------------------------------------------------------------------------
After Taxes on         N/A            3.43%     3.00%     3.06%
Distributions and
Sale of Shares
-----------------------------------------------------------------------------
-----------------------------------------------------------------------------
Yield                  3.26%          N/A       N/A       N/A
-----------------------------------------------------------------------------

---------------------------------------------------------------------------

-----------------------------------------------------------------------------
Maryland Municipal     30-Day         1 Year    5 Years   Start of
                       Period                             Performance on
Bond Fund                                                 11/18/1996
-----------------------------------------------------------------------------
-----------------------------------------------------------------------------
Institutional I
Shares:
-----------------------------------------------------------------------------
-----------------------------------------------------------------------------
Total Return
-----------------------------------------------------------------------------
-----------------------------------------------------------------------------
Before Taxes           N/A            7.66%     5.27%     5.47%
-----------------------------------------------------------------------------
-----------------------------------------------------------------------------
After Taxes on         N/A            7.66%     5.21%     5.41%
Distributions
-----------------------------------------------------------------------------
-----------------------------------------------------------------------------
After Taxes on         N/A            6.46%     5.08%     5.27%
Distributions and
Sale of Shares
-----------------------------------------------------------------------------
Yield                  4.00%          N/A       N/A       N/A
-----------------------------------------------------------------------------

---------------------------------------------------------------------------

-----------------------------------------------------------------------------
Pennsylvania           30-Day         1 Year    5 Years   Start of
                       Period                             Performance on
Municipal Bond Fund                                       4/1/1996
-----------------------------------------------------------------------------
-----------------------------------------------------------------------------
Institutional I
Shares:
-----------------------------------------------------------------------------
-----------------------------------------------------------------------------
Total Return
-----------------------------------------------------------------------------
-----------------------------------------------------------------------------
Before Taxes           N/A            7.96%     5.10%     5.15%
-----------------------------------------------------------------------------
-----------------------------------------------------------------------------
After Taxes on         N/A            7.96%     5.06%     5.10%
Distributions
-----------------------------------------------------------------------------
-----------------------------------------------------------------------------
After Taxes on         N/A            6.62%     4.92%     4.97%
Distributions and
Sale of Shares
-----------------------------------------------------------------------------
-----------------------------------------------------------------------------
Yield                  3.88%          N/A       N/A       N/A
-----------------------------------------------------------------------------

---------------------------------------------------------------------------

-----------------------------------------------------------------------------
New York Municipal     30-Day         1 Year    5 Years   Start of
                       Period                             Performance on
Bond Fund                                                 9/22/1993
-----------------------------------------------------------------------------
-----------------------------------------------------------------------------
*Class A Shares:
-----------------------------------------------------------------------------
-----------------------------------------------------------------------------
Total Return
-----------------------------------------------------------------------------
-----------------------------------------------------------------------------
Before Taxes           N/A            2.47%     4.30%     4.99%
-----------------------------------------------------------------------------
-----------------------------------------------------------------------------
After Taxes on         N/A            2.45%     4.23%     4.94%
Distributions
-----------------------------------------------------------------------------
-----------------------------------------------------------------------------
After Taxes on         N/A            3.00%     4.25%     4.87%
Distributions and
Sale of Shares
-----------------------------------------------------------------------------
-----------------------------------------------------------------------------
Yield                  2.85%          N/A       N/A       N/A
-----------------------------------------------------------------------------
*The  total  returns  shown  above  are for the  Class A  Shares,  which is another class of shares offered by MTB New York Municipal Bond Fund.  Class
A  Shares  are not  offered  in this  SAI for the  Fund's  Institutional  I
Shares.  The total  returns for Class A Shares are  disclosed  here because
Institutional  I Shares  have not yet been  publicly  offered.  These total
returns  would  be   substantially   similar  to  the  annual  returns  for
Institutional  I Shares over the same  period and would  differ only to the extent  that  the  two  classes  do  not  have  the  same  expenses.  It is anticipated  that the  expenses of  Institutional  I Shares will not exceed those of the Class A Shares.
---------------------------------------------------------------------------

-----------------------------------------------------------------------------
U.S. Government        30-Day         1 Year    5 Years   Start of
                       Period                             Performance on
Bond Fund                                                 9/22/1993
-----------------------------------------------------------------------------
-----------------------------------------------------------------------------
*Class A Shares:
-----------------------------------------------------------------------------
-----------------------------------------------------------------------------
Total Return
-----------------------------------------------------------------------------
-----------------------------------------------------------------------------
Before Taxes           N/A            4.25%     5.72%     5.57%
-----------------------------------------------------------------------------
-----------------------------------------------------------------------------
After Taxes on         N/A            2.23%     3.28%     3.05%
Distributions
-----------------------------------------------------------------------------
-----------------------------------------------------------------------------
After Taxes on         N/A            2.57%     3.33%     3.12%
Distributions and
Sale of Shares
-----------------------------------------------------------------------------
-----------------------------------------------------------------------------
Yield                  3.28%          N/A       N/A       N/A
-----------------------------------------------------------------------------
*The  total  returns  shown  above  are for the  Class A  Shares,  which is another class of shares offered by MTB U.S.  Government Bond Fund.  Class A
Shares are not offered in this SAI for the Fund's  Institutional  I Shares.
The  total  returns  for  Class  A  Shares  are   disclosed   here  because
Institutional  I Shares  have not yet been  publicly  offered.  These total
returns  would  be   substantially   similar  to  the  annual  returns  for
Institutional  I Shares over the same  period and would  differ only to the extent  that  the  two  classes  do  not  have  the  same  expenses.  It is anticipated  that the  expenses of  Institutional  I Shares will not exceed those of the Class A Shares.
---------------------------------------------------------------------------

-----------------------------------------------------------------------------
Short Duration         30-Day         1 Year    5 Years   Start of
                       Period                             Performance on
Government Bond Fund                                      10/31/1995
-----------------------------------------------------------------------------
-----------------------------------------------------------------------------
Institutional  I
Shares
-----------------------------------------------------------------------------
-----------------------------------------------------------------------------
Total Return
-----------------------------------------------------------------------------
-----------------------------------------------------------------------------
Before Taxes           N/A            1.93%     4.72%     4.84%
-----------------------------------------------------------------------------
-----------------------------------------------------------------------------
After Taxes on         N/A            0.21%     2.50%     3.10%
Distributions
-----------------------------------------------------------------------------
-----------------------------------------------------------------------------
After Taxes on         N/A            1.17%     2.65%     3.02%
Distributions and
Sale of Shares
-----------------------------------------------------------------------------
-----------------------------------------------------------------------------
Yield                  1.71%          N/A       N/A       N/A
-----------------------------------------------------------------------------

---------------------------------------------------------------------------

--------------------------------------------------------------------
Money Market Fund      7-Day Period   1 Year    Start of
                                                Performance on
                                                June 8, 1998
--------------------------------------------------------------------
--------------------------------------------------------------------
Class S Shares:
--------------------------------------------------------------------
--------------------------------------------------------------------
Total Return           N/A            0.61%     3.46%
--------------------------------------------------------------------
--------------------------------------------------------------------
Yield                  0.26%          N/A       N/A
--------------------------------------------------------------------

---------------------------------------------------------------------------

--------------------------------------------------------------------
Money Market Fund      7-Day Period   1 Year    Start of
                                                Performance on
                                                September 4, 2001
--------------------------------------------------------------------
--------------------------------------------------------------------
Institutional
Shares:
--------------------------------------------------------------------
--------------------------------------------------------------------
Total Return           N/A            1.02%     1.33%
--------------------------------------------------------------------
--------------------------------------------------------------------
Yield                  0.66%          N/A       N/A
--------------------------------------------------------------------

---------------------------------------------------------------------------

------------------------------------------------------------------------------
Prime Money Market     7-Day Period   1 Year   5 Years    Start of
                                                          Performance on
                                                          October 7, 1996
Fund
------------------------------------------------------------------------------
------------------------------------------------------------------------------
Institutional
Shares:
------------------------------------------------------------------------------
------------------------------------------------------------------------------
Total Return           N/A            1.21%     3.95%     4.24%
------------------------------------------------------------------------------
------------------------------------------------------------------------------
Yield                  0.85%          N/A       N/A       N/A
------------------------------------------------------------------------------

---------------------------------------------------------------------------

--------------------------------------------------------------------
Pennsylvania           7-Day Period   1 Year    Start of
Tax-Free Money                                  Performance on
Market Fund                                     5/1/2001
--------------------------------------------------------------------
--------------------------------------------------------------------
Institutional I
Shares:
--------------------------------------------------------------------
--------------------------------------------------------------------
Total Return
--------------------------------------------------------------------
--------------------------------------------------------------------
Before Taxes           N/A            0.86%     1.20%
--------------------------------------------------------------------
--------------------------------------------------------------------
Yield                  0.80%          N/A       N/A
--------------------------------------------------------------------

---------------------------------------------------------------------------

--------------------------------------------------------------------
New York Tax-Free      7-Day Period   1 Year    5 Years   10 Years
Money Market Fund
--------------------------------------------------------------------
--------------------------------------------------------------------
*Class A Shares:
--------------------------------------------------------------------
--------------------------------------------------------------------
Total Return           N/A            0.86%     2.34%     3.01%
--------------------------------------------------------------------
--------------------------------------------------------------------
Yield                  0.87%          N/A       N/A       N/A
--------------------------------------------------------------------
*The  total  returns  shown  above  are for the  Class A  Shares,  which is another  class of shares  offered  by MTB New York  Tax-Free  Money  Market
Fund.  Class  A  Shares  are  not  offered  in  this  SAI  for  the  Fund's
Institutional I Shares.  The total returns for Class A Shares are disclosed here because  Institutional  I Shares have not yet been  publicly  offered.
These total returns would be  substantially  similar to the annual  returns for  Institutional  I Shares over the same period and would  differ only to the  extent  that the two  classes  do not have  the same  expenses.  It is anticipated  that the  expenses of  Institutional  I Shares will not exceed those of the Class A Shares.
---------------------------------------------------------------------------

-----------------------------------------------------------------------------
U.S. Government        7-Day Period   1 Year    5 Years   Start of
                                                          Performance on
                                                          6/14/1994 and
Money Market Fund                                         7/28/1995
-----------------------------------------------------------------------------
-----------------------------------------------------------------------------
Institutional I
Shares:
-----------------------------------------------------------------------------
-----------------------------------------------------------------------------
Total Return
-----------------------------------------------------------------------------
-----------------------------------------------------------------------------
Before Taxes           N/A            1.25%     3.99%     4.44%
-----------------------------------------------------------------------------
-----------------------------------------------------------------------------
Yield                  0.89%          N/A       N/A       N/A
-----------------------------------------------------------------------------
-----------------------------------------------------------------------------
Institutional II
Shares:
-----------------------------------------------------------------------------
-----------------------------------------------------------------------------
Total Return
-----------------------------------------------------------------------------
Before Taxes           N/A            1.18%     3.92%     4.40%
-----------------------------------------------------------------------------
Yield                  0.82%          N/A       N/A       N/A
-----------------------------------------------------------------------------

---------------------------------------------------------------------------

-----------------------------------------------------------------------------
Tax-Free Money         7-Day Period   1 Year    5 Years   Start of
                                                          Performance on
                                                          6/14/1994 and
Market Fund                                               7/28/1995
-----------------------------------------------------------------------------
-----------------------------------------------------------------------------
Institutional I
Shares:
-----------------------------------------------------------------------------
-----------------------------------------------------------------------------
Total Return
-----------------------------------------------------------------------------
-----------------------------------------------------------------------------
Before Taxes           N/A            1.00%     2.52%     2.84%
-----------------------------------------------------------------------------
-----------------------------------------------------------------------------
Yield                  0.98%          N/A       N/A       N/A
-----------------------------------------------------------------------------
-----------------------------------------------------------------------------
Institutional II
Shares:
-----------------------------------------------------------------------------
-----------------------------------------------------------------------------
Total Return
-----------------------------------------------------------------------------
Before Taxes           N/A            0.93%     2.46%     2.77%
-----------------------------------------------------------------------------
Yield                  0.91%          N/A       N/A       N/A
-----------------------------------------------------------------------------

---------------------------------------------------------------------------

-----------------------------------------------------------------------------
U.S. Treasury Money    7-Day Period   1 Year    5 Years   10 Years
Market Fund
-----------------------------------------------------------------------------
-----------------------------------------------------------------------------
*Class A Shares:
-----------------------------------------------------------------------------
-----------------------------------------------------------------------------
Total Return           N/A            0.93%     3.62%     4.06%
-----------------------------------------------------------------------------
-----------------------------------------------------------------------------
Yield                  0.55%          N/A       N/A       N/A
-----------------------------------------------------------------------------
*The  total  returns  shown  above  are for the  Class A  Shares,  which is another  class of shares  offered by MTB U.S.  Treasury  Money Market Fund.
Class A Shares are not offered in this SAI for the Fund's  Institutional  I
Shares.  The total  returns for Class A Shares are  disclosed  here because
Institutional  I Shares  have not yet been  publicly  offered.  These total
returns  would  be   substantially   similar  to  the  annual  returns  for
Institutional  I Shares over the same  period and would  differ only to the extent  that  the  two  classes  do  not  have  the  same  expenses.  It is anticipated  that the  expenses of  Institutional  I Shares will not exceed those of the Class A Shares.
---------------------------------------------------------------------------

TAX EQUIVALENCY TABLES
Set forth below are samples of  tax-equivalency  tables that may be used in advertising  and  sales  literature.  These  tables  are  for  illustrative purposes only and are not  representative of past or future  performance of the  Tax-Free  Money  Market  Fund,  New York  Tax-Free  Money Market Fund,
Pennsylvania  Tax-Free  Money Market Fund,  New York  Municipal  Bond Fund,
Maryland  Municipal  Bond Fund and  Pennsylvania  Municipal  Bond Fund. The
interest  earned by the municipal  securities  owned by the Funds generally remains free from federal  regular  income tax and is often free from state and local taxes as well. However,  some of the Funds' income may be subject to the federal AMT and state and/or local taxes. The  tax-equivalent  yield for the New York  Tax-Free  Money  Market Fund for the 7-day  period  ended
April  30,  2003  was  1.59%.  The  tax-equivalent  yield  for the New York
Municipal  Bond Fund for the 30-day  period ended April 30, 2003 was 5.22%.
The tax-equivalent  yield for the Pennsylvania  Municipal Bond Fund for the
30-day period ended April 30, 2003 was 6.78%.

TAXABLE YIELD EQUIVALENT FOR 2003
                             STATE OF NEW YORK

-------------------------------------------------------------------------------------
TAX
BRACKET:
-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------
FEDERAL           10.00%      15.00%      27.00%      30.00%      35.00%      38.60%
-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------
COMBINED
-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------
FEDERAL          14.000%     21.850%     33.850%     36.850%     41.850%     45.450%
& STATE
-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------
JOINT                 $0-    $12,001-    $47,451-   $114,651-   $174,701-       OVER
-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------
RETURN:          $12,000     $47,450    $114,650    $174,700    $311,950    $311,950
-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------
SINGLE                $0-     $6,001-    $28,401-    $68,801-   $143,501-       OVER
-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------
RETURN:           $6,000     $28,400     $68,800    $143,500    $311,950    $311,950
-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------
TAX-EXEMPT
   YIELD                           TAXABLE YIELD EQUIVALENT
-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------
      0.50%        0.58%       0.64%       0.76%       0.79%       0.86%       0.92%
-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------
      1.00%        1.16%       1.28%       1.51%       1.58%       1.72%       1.83%
-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------
      1.50%        1.74%       1.92%       2.27%       2.38%       2.58%       2.75%
-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------
      2.00%        2.33%       2.56%       3.02%       3.17%       3.44%       3.67%
-------------------------------------------------------------------------------------
      2.50%        2.91%       3.20%       3.78%       3.96%       4.30%       4.58%
-------------------------------------------------------------------------------------
      3.00%        3.49%       3.84%       4.54%       4.75%       5.16%       5.50%
-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------
      3.50%        4.07%       4.48%       5.29%       5.54%       6.02%       6.42%
-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------
      4.00%        4.65%       5.12%       6.05%       6.33%       6.88%       7.33%
-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------
      4.50%        5.23%       5.76%       6.80%       7.13%       7.74%       8.25%
-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------
      5.00%        5.81%       6.40%       7.56%       7.92%       8.60%       9.17%
-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------
      5.50%        6.40%       7.04%       8.31%       8.71%       9.46%      10.08%
-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------
      6.00%        6.98%       7.68%       9.07%       9.50%      10.32%      11.00%
-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------
      6.50%        7.56%       8.32%       9.83%      10.29%      11.18%      11.92%
-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------
      7.00%        8.14%       8.96%      10.58%      11.08%      12.04%      12.83%
-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------
      7.50%        8.72%       9.60%      11.34%      11.88%      12.90%      13.75%
-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------
      8.00%        9.30%      10.24%      12.09%      12.67%      13.76%      14.67%
-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------
      8.50%        9.88%      10.88%      12.85%      13.46%      14.62%      15.58%
-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------
      9.00%       10.47%      11.52%      13.61%      14.25%      15.48%      16.50%
-------------------------------------------------------------------------------------

                     TAXABLE YIELD EQUIVALENT FOR 2003
                           STATE OF PENNSYLVANIA

-------------------------------------------------------------------------------------
TAX
BRACKET:
-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------
FEDERAL           10.00%      15.00%      27.00%      30.00%      35.00%      38.60%
-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------
COMBINED
-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------
FEDERAL          12.800%     17.800%     29.800%     32.800%     37.800%     41.400%
& STATE
-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------
JOINT                 $0-    $12,001-    $47,451-   $114,651-   $174,701-       OVER
-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------
RETURN:          $12,000     $47,450    $114,650    $174,700    $311,950    $311,950
-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------
SINGLE                $0-     $6,001-    $28,401-    $68,801-   $143,501-       OVER
-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------
RETURN:           $6,000     $28,400     $68,800    $143,500    $311,950    $311,950
-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------
TAX-EXEMPT
   YIELD                           TAXABLE YIELD EQUIVALENT
-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------
      0.50%        0.57%       0.61%       0.71%       0.74%       0.80%       0.85%
-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------
      1.00%        1.15%       1.22%       1.42%       1.49%       1.61%       1.71%
-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------
      1.50%        1.72%       1.82%       2.14%       2.23%       2.41%       2.56%
-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------
      2.00%        2.29%       2.43%       2.85%       2.98%       3.22%       3.41%
-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------
      2.50%        2.87%       3.04%       3.56%       3.72%       4.02%       4.27%
-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------
      3.00%        3.44%       3.65%       4.27%       4.46%       4.82%       5.12%
-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------
      3.50%        4.01%       4.26%       4.99%       5.21%       5.63%       5.97%
-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------
      4.00%        4.59%       4.87%       5.70%       5.95%       6.43%       6.83%
-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------
      4.50%        5.16%       5.47%       6.41%       6.70%       7.23%       7.68%
-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------
      5.00%        5.73%       6.08%       7.12%       7.44%       8.04%       8.53%
-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------
      5.50%        6.31%       6.69%       7.83%       8.18%       8.84%       9.39%
-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------
      6.00%        6.88%       7.30%       8.55%       8.93%       9.65%      10.24%
-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------
      6.50%        7.45%       7.91%       9.26%       9.67%      10.45%      11.09%
-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------
      7.00%        8.03%       8.52%       9.97%      10.42%      11.25%      11.95%
-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------
      7.50%        8.60%       9.12%      10.68%      11.16%      12.06%      12.80%
-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------
      8.00%        9.17%       9.73%      11.40%      11.90%      12.86%      13.65%
-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------
      8.50%        9.75%      10.34%      12.11%      12.65%      13.67%      14.51%
-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------
      9.00%       10.32%      10.95%      12.82%      13.39%      14.47%      15.36%
-------------------------------------------------------------------------------------

                     TAXABLE YIELD EQUIVALENT FOR 2003
                             STATE OF MARYLAND
                        INCLUDING LOCAL INCOME TAX

-------------------------------------------------------------------------------
COMBINED
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
FEDERAL,        17.90%     22.90%      34.90%     37.90%     42.90%     46.50%
STATE
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
&
COUNTY
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------

-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
JOINT               $0 -  $12,001 -   $47,451-  $114,651-  $174,701-      OVER
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
RETURN:        $12,000    $47,450    $114,650   $174,700   $311,950   $311,950
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------

-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
SINGLE              $0 -   $6,001 -   $28,401-   $68,801-  $143,501-      OVER
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
RETURN:         $6,000    $28,400     $68,800   $143,500   $311,950   $311,950
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------

-------------------------------------------------------------------------------
-------------------------------------------------------------------------------

TAX-EXEMPT
-----------

                                TAXABLE YIELD EQUIVALENT
   YIELD
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------

-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
      0.50%      0.61%      0.65%       0.77%      0.81%      0.88%      0.93%
                                                                    ----------

-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
      1.00%      1.22%      1.30%       1.54%      1.61%      1.75%      1.87%
                                                                    ----------

-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
      1.50%      1.83%      1.95%       2.30%      2.42%      2.63%      2.80%
                                                                    ----------

-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
      2.00%      2.44%      2.59%       3.07%      3.22%      3.50%      3.74%
                                                                    ----------

-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
      2.50%      3.05%      3.24%       3.84%      4.03%      4.38%      4.67%
                                                                    ----------

-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
      3.00%      3.65%      3.89%       4.61%      4.83%      5.25%      5.61%
                                                                    ----------

-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
      3.50%      4.26%      4.54%       5.38%      5.64%      6.13%      6.54%
                                                                    ----------

-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
      4.00%      4.87%      5.19%       6.14%      6.44%      7.01%      7.48%
                                                                    ----------

-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
      4.50%      5.48%      5.84%       6.91%      7.25%      7.88%      8.41%
                                                                    ----------

-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
      5.00%      6.09%      6.49%       7.68%      8.05%      8.76%      9.35%
                                                                    ----------

-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
      5.50%      6.70%      7.13%       8.45%      8.86%      9.63%     10.28%
                                                                    ----------

-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
      6.00%      7.31%      7.78%       9.22%      9.66%     10.51%     11.21%
                                                                    ----------

-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
      6.50%      7.92%      8.43%       9.98%     10.47%     11.38%     12.15%
                                                                    ----------

-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
      7.00%      8.53%      9.08%      10.75%     11.27%     12.26%     13.08%
                                                                    ----------

-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
      7.50%      9.14%      9.73%      11.52%     12.08%     13.13%     14.02%
                                                                    ----------

-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
      8.00%      9.74%     10.38%      12.29%     12.88%     14.01%     14.95%
                                                                    ----------

-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
      8.50%     10.35%     11.02%      13.06%     13.69%     14.89%     15.89%
                                                                    ----------

-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
      9.00%     10.96%     11.67%      13.82%     14.49%     15.76%     16.82%
-------------------------------------------------------------------------------

---------------------------------------------------------------------------
Note:  The maximum marginal tax rate for each bracket was used in
calculating the taxable yield equivalent.   Furthermore,
additional state and local taxes paid on comparable taxable
investments were not used to increase federal deductions.  The local income tax rate is assumed to be the maximum county rate, or
3.15%.

                     TAXABLE YIELD EQUIVALENT FOR 2003
                         MULTISTATE MUNICIPAL FUND

-------------------------------------------------------------------------------------
    TAX
 BRACKET:
-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------
  FEDERAL         10.00%    15.00%      27.00%      30.00%       35.00%       38.60%
-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------
   JOINT              $0-  $12,001 -   $47,451-   $114,651 -   $174,701 -       OVER
-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------
  RETURN:        $12,000   $47,450    $114,650     174,700      311,950     $311,950
-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------
  SINGLE              $0-   $6,001 -   $28,401-    $68,801 -   $143,501 -       OVER
-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------
  RETURN:         $6,000   $28,400     $68,800    $143,500     $311,950     $311,950
-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------
TAX-EXEMPT
   YIELD                           TAXABLE YIELD EQUIVALENT
-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------
      0.50%        0.56%     0.59%       0.68%        0.71%       0.77%        0.81%
-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------
      1.00%        1.11%     1.18%       1.37%        1.43%       1.54%        1.63%
-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------
      1.50%        1.67%     1.76%       2.05%        2.14%       2.31%        2.44%
-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------
      2.00%        2.22%     2.35%       2.74%        2.86%       3.08%        3.26%
-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------
      2.50%        2.78%     2.94%       3.42%        3.57%       3.85%        4.07%
-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------
      3.00%        3.33%     3.53%       4.11%        4.29%       4.62%        4.89%
-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------
      3.50%        3.89%     4.12%       4.79%        5.00%       5.38%        5.70%
-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------
      4.00%        4.44%     4.71%       5.48%        5.71%       6.15%        6.51%
-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------
      4.50%        5.00%     5.29%       6.16%        6.43%       6.92%        7.33%
-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------
      5.00%        5.56%     5.88%       6.85%        7.14%       7.69%        8.14%
-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------
      5.50%        6.11%     6.47%       7.53%        7.86%       8.46%        8.96%
-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------
      6.00%        6.67%     7.06%       8.22%        8.57%       9.23%        9.77%
-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------
      6.50%        7.22%     7.65%       8.90%        9.29%      10.00%       10.59%
-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------
      7.00%        7.78%     8.24%       9.59%       10.00%      10.77%       11.40%
-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------
      7.50%        8.33%     8.82%      10.27%       10.71%      11.54%       12.21%
-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------
      8.00%        8.89%     9.41%      10.96%       11.43%      12.31%       13.03%
-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------
      8.50%        9.44%    10.00%      11.64%       12.14%      13.08%       13.84%
-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------
      9.00%       10.00%    10.59%      12.33%       12.86%      13.85%       14.66%
-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------
      9.50%       10.56%    11.18%      13.01%       13.57%      14.62%       15.47%
-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------
     10.00%       11.11%    11.76%      13.70%       14.29%      15.38%       16.29%
-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------
     10.50%       11.67%    12.35%      14.38%       15.00%      16.15%       17.10%
-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------
     11.00%       12.22%    12.94%      15.07%       15.71%      16.92%       17.92%
-------------------------------------------------------------------------------------

---------------------------------------------------------------------------
Note: The maximum marginal tax rate for each bracket was used in calculating the taxable yield equivalent.

PERFORMANCE COMPARISONS
Advertising and sales literature may include:

|     references to ratings,  rankings,  and financial  publications and/or performance comparisons of Shares to certain indices;

|     charts,  graphs  and  illustrations  using  the  Funds'  returns,  or returns in general,  that  demonstrate  investment  concepts  such as
      tax-deferred   compounding,   dollar-cost  averaging  and  systematic
      investment;

|     discussions  of economic,  financial and political  developments  and their  impact  on the  securities  market,  including  the  portfolio manager's views on how such developments could impact the Funds; and

|     information  about the mutual fund  industry from sources such as the
      Investment Company Institute.

The Funds may compare their  performance,  or performance  for the types of securities  in which  they  invest,  to a  variety  of  other  investments, including  federally  insured bank products such as bank savings  accounts, certificates of deposit, and Treasury bills.

The Funds may quote information from reliable sources regarding  individual countries and regions, world stock exchanges,  and economic and demographic statistics.

You  may  use  financial  publications  and/or  indices  to  obtain  a more complete view of Share performance.  When comparing performance, you should consider all relevant  factors such as the  composition  of the index used, prevailing market  conditions,  portfolio  compositions of other funds, and methods used to value portfolio  securities and compute offering price. The financial  publications  and/or  indices which the Funds use in advertising may include:

|     Lipper,  Inc.  ranks  funds in  various  fund  categories  by  making comparative  calculations  using total return.  Total return  assumes the  reinvestment  of all  capital  gains  distributions  and  income dividends  and takes into  account  any change in NAV over a specific period of time.  From time to time,  the  Government  Fund and the NY
      Municipal  Income  Fund  will  quote  their  Lipper  rankings  in the
      "General  U.S.  Government  Funds" and the "New York  Municipal  Bond
      Funds"   categories,   respectively,   in   advertising   and   sales
      literature.

|     Lehman  Brothers  Government (LT) Index is an index composed of bonds issued by the U.S.  government or its agencies which have at least $1 million  outstanding  in principal  and which have  maturities of ten years or longer.  Index figures are total return  figures  calculated monthly.

|     Lehman  Brothers  Government/Corporate  Total Index is  comprised  of
      approximately  5,000  issues  which  include   non-convertible  bonds
      publicly  issued by the U.S.  government or its  agencies;  corporate
      bonds   guaranteed   by  the  U.S.   government   and   quasi-federal
      corporations;   and  publicly  issued,  fixed-rate,   non-convertible
      domestic  bonds of  companies  in  industry,  public  utilities,  and finance.  Tracked  by  Lehman  Brothers,  the  index  has an  average maturity of nine years.  It  calculates  total returns for one month, three months, twelve months, and ten year periods, and year-to-date.

|     Lehman  Brothers  Aggregate  Bond  Index  is  a  total  return  index measuring  both the capital price changes and income  provided by the
      underlying   universe  of   securities,   weighted  by  market  value
      outstanding.  The  Aggregate  Bond Index is  comprised  of the Lehman
      Brothers    Government    Bond   Index,    Corporate    Bond   Index,
      Mortgage-Backed  Securities  Index and the Yankee Bond  Index.  These
      indices  include:  U.S.  Treasury  obligations,  including  bonds and notes;  U.S. agency  obligations,  including those of the Farm Credit
      System,  including the National Bank for  Cooperatives  and Banks for
      Cooperatives;  foreign obligations,  U.S. investment-grade  corporate debt and mortgage-backed  obligations. All corporate debt included in the  Aggregate  Bond Index has a minimum  rating of BBB by S&P or
      Fitch, or a minimum rating of Baa by Moody's.

|     Lehman  Brothers  1-3 Year  Government  Index is a widely  recognized index of U.S. government  obligations with maturities between one and three years.

|     Lehman  Brothers 5 Year Municipal  Bond Index is a widely  recognized index of intermediate investment-grade tax-exempt bonds.

|     Lehman  Brothers 7 Year Municipal Bond Index is an unmanaged index of municipal  bonds issued after  January 1, 1991 with a minimum  credit rating  of at least  Baa,  been  issued as part of a deal of at least
      $50  million,  have a  maturity  value of at least $5  million  and a maturity  range of 6-8  years.  As of  January  1996 the  index  also includes zero coupon bonds and bonds subject to the AMT.

|     Lehman  Brothers 10 Year Municipal Bond Index is a widely  recognized index of  long-term  investment-grade  tax-exempt  bonds.  The  index includes general obligation bonds,  revenue bonds, insured bonds, and prefunded bonds with maturities between eight and twelve years.

|     Lehman Brothers  Government  Index is an unmanaged index comprised of all  publicly  issued,  non-convertible  domestic  debt  of the  U.S.
      government,  or any agency thereof, or any quasi-federal  corporation and of corporate debt guaranteed by the U.S.  government.  Only notes and bonds with a minimum  outstanding  principal  of $1 million and a minimum maturity of one year are included.

|     Lehman Brothers  Intermediate  Government/Corporate  Bond Index is an
      unmanaged  index  comprised  of all the bonds  issued  by the  Lehman
      Brothers  Government/Corporate  Bond Index with maturities  between 1
      and    9.99    years.    Total    return    is    based    on   price
      appreciation/depreciation  and income as a percentage of the original investment. Indices are rebalanced monthly by market capitalization.

|     Lehman  Brothers  Government/Credit  Bond  Index is  composed  of all bonds  that are  investment  grade  rated Baa or higher by Moody's or
      BBB or higher by S&P, if unrated by Moody's.  Issues must have at
      least  one  year  to   maturity.   Total   return   comprises   price
      appreciation/depreciation  and income as a percentage of the original investment. Indices are rebalanced monthly by market capitalization.

|     Morgan Stanley  Capital  International  Europe,  Australasia  and Far
      East     Index     (MSCI-EAFE)     is     an     unmanaged     market
      capitalization-weighted   equity  index   comprising  20  of  the  48
      countries in the MSCI universe and  representing  the developed world outside  of  North  America.  Each  MSCI  country  index  is  created separately,  then  aggregated,  without  change,  into  regional MSCI indices.  EAFE  performance data is calculated in U.S. dollars and in local currency.

|     Morgan  Stanley  Capital  International  Emerging  Markets Free Index
      (MSCI-EMF) is an unmanaged index reflecting  approximately 60% of the market  capitalization,  by industry,  in each of 26 emerging  market countries.

|     Merrill Lynch Corporate And Government Index is an unmanaged index comprised of approximately 4,821 issues which include corporate debt obligations rated BBB or better and publicly issued, non-convertible domestic debt of the U.S. government or any agency thereof.  These quality parameters are based on composites of ratings assigned by
      S&P and Moody's. Only notes and bonds with a minimum maturity of one year are included.

|     Merrill Lynch 1-3 Year Treasury Index is an unmanaged index tracking short-term government securities with maturities between 1 and 2.99 years. They are produced by Merrill Lynch, Pierce, Fenner &
      Smith, Inc.

|     Merrill Lynch Domestic  Master Index includes issues which must be in the form of publicly placed, nonconvertible,  coupon-bearing domestic debt and must  carry a term to  maturity  of at least one  year.  Par amounts  outstanding  must be no less than $10  million  at the start and at the close of the performance  measurement period. The Domestic
      Master Index is a broader index than the Merrill Lynch  Corporate and
      Government  Index  and  includes,   for  example,   mortgage  related
      securities.  The  mortgage  market  is  divided  by  agency,  type of
      mortgage   and   coupon   and   the   amount   outstanding   in  each
      agency/type/coupon  subdivision  must be no less than $200 million at the  start and at the close of the  performance  measurement  period.
      Corporate  instruments  must be rated by  S&P  or by  Moody's  as investment grade issues (i.e., BBB/Baa or better).

|     Merrill Lynch Taxable Bond Indices  include U.S.  Treasury and agency issues and were designed to keep pace with structural  changes in the fixed income market.  The performance  indicators  capture all rating changes,  new  issues,  and  any  structural  changes  of the  entire market.

|     AMEX  Market  less than $10  million at the start and at the close of the performance  measurement  period.  Corporate  instruments must be rated by  S&P or by Moody's as  investment  grade  issues  (i.e.,
      BBB/Baa or better).

|     Salomon  Brothers AAA-AA  Corporate Index calculates total returns of
      approximately  775  issues  which  include   long-term,   high  grade
      domestic  corporate  taxable bonds,  rated AAA-AA with  maturities of twelve years or more and  companies in  industry,  public  utilities, and finance.

|     Salomon  Brothers  Long-Term  High Grade  Corporate  Bond Index is an
      unmanaged  index of long-term  high grade  corporate  bonds issued by
      U.S. corporations with maturities ranging from 10 to 20 years.

|     Salomon   Brothers   Total    Rate-of-Return   Index   for   mortgage
      pass-through  securities  reflects the entire  mortgage  pass-through
      market  and  reflects  their  special   characteristics.   The  index
      represents  data  aggregated  by  mortgage  pool and coupon  within a given sector. A market-weighted  portfolio is constructed considering all newly created pools and coupons.

|     Salomon 30-Day Treasury Bill Index is a weekly quote of the most representative yields for selected securities issued by the U.S.
      Treasury maturing in 30 days.

|     S&P Midcap 400 Index is an unmanaged capitalization-weighted index of common stocks representing all major industries in the mid-range of the U.S. stock market.

|     S&P 500 Index is an  unmanaged  capitalization-weighted  index of
      500 stocks  designed  to measure  performance  of the broad  domestic economy through  changes in the aggregate  market value of 500 stocks representing all major industries.

|     Russell 1000 Growth Index  measures the  performance of those Russell
      1000   companies   with  higher   price-to-book   ratios  and  higher
      forecasted growth values.

|     Russell 2000 Growth Index  measures the  performance of those Russell
      2000   companies   with  higher   price-to-book   ratios  and  higher
      forecasted growth values.

|     Consumer  Price  Index is  generally  considered  to be a measure  of inflation.

|     Donoghue's Money Fund Report publishes annualized yields of hundreds of money market funds on a weekly basis and through its Money Market
      Insight publication reports monthly and year-to-date investment results for the same money funds.

|     iMoneyNet,  formerly IBC Financial  Data, is the leading  provider of information on money market mutual funds.  The company,  a subsidiary of Informa  Financial  Information,  Inc.,  has published  Money Fund
      Report,  an  industry-leading  weekly  newsletter since 1975, and has produced Money Fund Vision, a database software package, since 1993.

|     Bank Rate Monitor National Index, Miami Beach, Florida, is a
      financial reporting service which publishes weekly average rates of
      50 leading banks and thrift institution money market deposit accounts. The rates published in the index are an average of the personal account rates offered on the Wednesday prior to the date of publication by ten of the largest banks and thrifts in each of the five largest Standard Metropolitan Statistical Areas. Account minimums range upward from $2,500 in each institution and
      compounding methods vary. If more than one rate is offered, the lowest rate is used. Rates are subject to change at any time specified by the institution.

|     Morningstar,  Inc., an independent  rating service,  is the publisher of the  bi-weekly  Mutual Fund Values.  Mutual Fund Values rates more than l,000  NASDAQ-listed  mutual  funds of all types,  according  to their  risk-adjusted  returns.  The maximum rating is five stars, and ratings are effective for two weeks.

From time to time,  the Money Market Fund will quote their Lipper  rankings in the "money market  instrument  funds"  category in advertising and sales literature.  Investors may use such a reporting  service in addition to the
Funds'   prospectuses  to  obtain  a  more  complete  view  of  the  Funds'
performance  before investing.  Of course,  when comparing Fund performance to any  reporting  service,  factors such as  composition  of the reporting service and prevailing  market conditions should be considered in assessing the significance of such comparisons.

Advertising and other  promotional  literature may include  charts,  graphs and other  illustrations  using the Funds' returns,  or returns in general,
that   demonstrate   basic   investment   concepts  such  as   tax-deferred
compounding,  dollar-cost averaging and systematic investment. In addition, a Fund  can  compare  its  performance,  or  performance  for the  types of securities in which it invests, to a variety of other investments,  such as federally  insured bank products,  including  time  deposits,  bank savings accounts,  certificates of deposit, and Treasury bills, and to money market funds using the Lipper,  Inc.  money  market  instruments  average.  Unlike federally  insured bank products,  the Shares of the Funds are not insured.
Unlike money market funds,  which attempt to maintain a stable NAV, the NAV of the Income and  Equity  Funds'  Shares  fluctuates.  Advertisements  may quote  performance  information  which does not  reflect  the effect of any applicable sales charges.

Mutual Fund Market
Forty-nine  percent of American  households  are pursuing  their  financial goals through  mutual funds.  These  investors,  as well as businesses  and institutions,  have  entrusted  over $6.8  trillion  to the more than 8,157 funds available according to the Investment Company Institute.

FINANCIAL INFORMATION
===========================================================================

The Financial Statements for the Funds for the fiscal year ended April 30,
2003 are incorporated by reference to the Annual Reports to Shareholders of the VISION Group of Funds and the ARK Funds, each dated April 30, 2003.

Please see the table in the section "How are the Funds Organized" at the beginning of this SAI for a list of the ARK Fund Accounting Survivors and their corresponding MTB Successor Funds.

INVESTMENT RATINGS
===========================================================================

Standard and Poor's

Long-Term Debt Rating Definitions
AAA--Debt rated AAA has the highest rating assigned by S&P. Capacity to pay interest and repay principal is extremely strong.

AA--Debt rated AA has a very strong capacity to pay interest and repay principal and differs from the higher-rated issues only in small degree.

A--Debt rated A has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher-rated categories.

BBB--Debt rated BBB is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for  debt in this category than in higher-rated categories.

BB--Debt rated BB has less near-term vulnerability to default than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to inadequate capacity to meet timely interest and principal payments. The BB rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BBB rating.

B--Debt rated B has a greater vulnerability to default but currently has the capacity to meet interest payments and principal repayments. Adverse business, financial, or economic conditions will likely impair capacity or willingness to pay interest and repay principal. The B rating category is also used for debt  subordinated to senior debt that is assigned an actual or implied BB or BB- rating.

CCC--Debt rated CCC has a currently identifiable vulnerability to default, and is dependent upon favorable business, financial, and economic conditions to meet timely payment of interest and repayment of principal.
In the event of adverse business, financial, or economic conditions, it is not likely to have the capacity to pay interest and repay principal. The
CCC rating category is also used for debt subordinated to senior debt that is assigned an actual or implied B or B rating.

CC--The rating CC typically is applied to debt subordinated to senior debt that is assigned an actual or implied CCC debt rating.

C--The rating C typically is applied to debt subordinated to senior debt which is assigned an actual or implied CCC debt rating. The C rating may be used to cover a situation where a bankruptcy petition has been filed, but debt service payments are continued.

Commercial Paper Ratings
An S&P commercial paper rating is a current assessment of the likelihood of timely payment of debt having an original maturity of no more than 365 days.

A-1--This highest category indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted with a plus sign (+)
designation.

A-2--Capacity for timely payment on issues with this designation is satisfactory. However, the relative degree of safety is not as high as for issues designated A-1.

Short-Term Municipal Obligation Ratings
S&P note rating reflects the liquidity concerns and market access risks unique to notes.

SP-1--Very strong or strong capacity to pay principal and interest. Those issues determined to possess overwhelming safety characteristics will be given a plus sign (+) designation.

SP-2--Satisfactory capacity to pay principal and interest.

Variable Rate Demand Notes (VRDNs) And Tender Option Bonds (TOBs) Ratings
S&P assigns dual ratings to all long-term debt issues that have as part of their provisions a variable rate demand feature. The first rating
(long-term rating) addresses the likelihood of repayment of principal and interest when due, and the second rating (short-term rating) describes the demand characteristics. Several examples are AAA/A-1+, AA/A-1+, A/A-1.
(The definitions for the long-term and the short-term ratings are provided below.)

Moody's

Long-Term Bond Rating Definitions
Aaa--Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as gilt edged. Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa--Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group, they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.

A--Bonds which are rated A possess many favorable investment attributes and are to be considered as upper-medium-grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.

Baa--Bonds which are rated Baa are considered as medium-grade obligations,
(i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba--Bonds which are Ba are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B--Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa--Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

Ca--Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

C--Bonds which are rated C are the lowest-rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

Commercial Paper (CP) Ratings
P-1--Issuers rated Prime-1 (or related supporting institutions) have a superior capacity for repayment of short-term promissory obligations.
Prime-1 repayment capacity will normally be evidenced by the following characteristics: leading market positions in well established industries, high rates of return on funds employed, conservative capitalization structure with moderate reliance on debt and ample asset protection, broad margins in earning coverage of fixed financial charges and high internal cash generation, well-established access to a range of financial markets and assured sources of alternate liquidity.

P-2--Issuers rated Prime-2 (or related supporting institutions) have a strong capacity for repayment of short-term promissory obligations. This will normally be evidenced by many of the characteristics cited above, but to a lesser degree. Earnings trends and coverage ratios, while sound, will be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

Short-Term Municipal Obligation Ratings
Moody's short-term ratings are designated Moody's Investment Grade (MIG or
VMIG). (See below.) The purpose of the MIG or VMIG ratings is to provide investors with a simple system by which the relative investment qualities of short-term obligations may be evaluated.

MIG1--This designation denotes best quality. There is present strong protection by established cash flows, superior liquidity support or demonstrated broad based access to the market for refinancing.

MIG2--This designation denotes high quality. Margins of protection are ample although not so large as in the preceding group.

VRDNs And TOBs Ratings
Short-term ratings on issues with demand features are differentiated by the use of the VMIG symbol to reflect such characteristics as payment upon periodic demand rather than fixed maturity dates and payment relying on external liquidity. In this case, two ratings are usually assigned, (for example, Aaa/VMIG-1); the first representing an evaluation of the degree of risk associated with scheduled principal and interest payments, and the second representing an evaluation of the degree of risk associated with the demand feature. The VMIG rating can be assigned a 1 or 2 designation using the same definitions described above for the MIG rating.

Fitch RATINGS

Long-Term Debt Rating Definitions
AAA--Bonds considered to be investment grade and of the highest credit quality. The obligor has an exceptionally strong ability to pay interest and repay principal, which is unlikely to be affected by reasonably foreseeable events.

AA--Bonds considered to be investment grade and of very high credit quality. The obligor's ability to pay interest and repay principal is very strong, although not quite as strong as bonds rated AAA. Because bonds rated in the AAA and AA categories are not significantly vulnerable to foreseeable future developments,  short-term debt of these issuers is generally rated F-1+.

A--Bonds considered to be investment grade and of high credit quality. The obligor's ability to pay interest and repay principal is considered to be strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than bonds with higher ratings.

BBB--Bonds considered to be investment grade and of satisfactory credit quality. The obligor's ability to pay interest and repay principal is considered to be adequate. Adverse changes in economic conditions and circumstances, however, are more likely to have adverse impact on these bonds, and therefore impair timely  payment. The likelihood that the ratings of these bonds will fall below investment grade is higher than for bonds with higher ratings.

BB--Bonds are considered speculative. The obligor's ability to pay interest and repay principal may be affected over time by adverse economic changes. However, business and financial alternatives can be identified which could assist the obligor in satisfying its debt service requirements.

B--Bonds are considered highly speculative. While bonds in this class are currently meeting debt service requirements, the probability of continued
timely payment of principal and interest reflects the obligor's limited margin of safety and the need for reasonable business and economic activity throughout the life of the issue.

CCC--Bonds have certain identifiable characteristics which, if not remedied, may lead to default. The ability to meet obligations requires an advantageous business and economic environment.

CC--Bonds are minimally protected. Default in payment of interest and/or principal seems probable over time.

C--Bonds are imminent default in payment of interest or principal.

Short-Term Debt Rating Definitions
F-1+--Exceptionally Strong Credit Quality. Issues assigned this rating are regarded as having the strongest degree of assurance for timely payment.

F-1--Very Strong Credit Quality. Issues assigned this rating reflect an assurance for timely payment, only slightly less in degree than issues rated F-1+.

F-2--Good Credit Quality. Issues carrying this rating have a satisfactory degree of assurance for timely payment, but the margin of safety is not as great as for issues assigned F-1+ and F-1 ratings.

CP Rating Definitions
FITCH-1--(Highest Grade) Commercial paper assigned this rating is regarded as having the strongest degree of assurance for timely payment.

FITCH-2--(Very Good Grade) Issues assigned this rating reflect an assurance of timely payment only slightly less in degree than the strongest issues.

Long-Term Debt Ratings
NR--Indicates that both the bonds and the obligor or credit enhancer are not currently rated by S&P or Moody's with respect to short-term indebtedness. However, management considers them to be of comparable quality to securities rated A-1 or P-1.

NR(1)--The underlying issuer/obligor/guarantor has other outstanding debt rated AAA by S&P or Aaa by Moody's.

NR(2)--The underlying issuer/obligor/guarantor has other outstanding debt rated AA by S&P or Aa by Moody's.

NR(3)--The underlying issuer/obligor/guarantor has other outstanding debt rated A by S&P or Moody's.

Other Considerations

Among the  factors  considered  by  Moody's  in  assigning  bond,  note and
commercial  paper  ratings  are  the  following:   (i) evaluation   of  the
management  of  the  issuer;  (ii)  economic  evaluation  of  the  issuer's industry or  industries  and an appraisal of  speculative-type  risks which may be  inherent  in  certain  areas;  (iii)  evaluation  of  the  issuer's
products  in  relation  to  competition  and  customer   acceptance;   (iv)
liquidity;  (v)  amount  and  quality  of  long-term  debt;  (vi)  trend of earnings over a period of 10 years;  (vii)  financial  strength of a parent company  and the  relationships  which  exist with the  issuer;  and (viii)
recognition by management of obligations  which may be present or may arise as a result of public  interest  questions  and  preparations  to meet such obligations.

Among the  factors  considered  by  S&P  in  assigning  bond,  note and commercial paper ratings are the following:  (i) trend of earnings and cash flow with allowances made for unusual circumstances,  (ii) stability of the issuer's  industry,  (iii) the  issuer's  relative  strength  and  position within the industry and (iv) the reliability and quality of management.

===========================================================================
MTB GROUP OF FUNDS

INSTITUTIONAL I SHARES, INSTITUTIONAL II SHARES AND CLASS S SHARES

MTB U.S. Treasury Money Market Fund

INSTITUTIONAL I SHARES AND INSTITUTIONAL II SHARES

MTB Tax Free Money Market Fund

MTB Pennsylvania Tax Free Money Market Fund

MTB U.S. Government Money Market Fund

INSTITUTIONAL SHARES, INSTITUTIONAL I SHARES, INSTITUTIONAL II SHARES AND
CLASS S SHARES

MTB Money Market Fund

INSTITUTIONAL SHARES

MTB Prime Money Market Fund

INSTITUTIONAL I SHARES

MTB New York Tax Free Money Market Fund

MTB Short Duration Government Bond Fund

MTB U.S. Government Bond Fund

MTB New York Municipal Bond Fund

MTB Pennsylvania Municipal Bond Fund

MTB Maryland Municipal Bond Fund

MTB Short-Term Corporate Bond Fund

MTB Income Fund

MTB Intermediate-Term Bond Fund

MTB Balanced Fund

MTB Social Balanced Fund

MTB Equity Income Fund

MTB Large Cap Value Fund

MTB Equity Index Fund

MTB Large Cap Stock Fund

MTB Large Cap Growth Fund

MTB Multi Cap Growth Fund

MTB Mid Cap Stock Fund

MTB Mid Cap Growth Fund

MTB Small Cap Stock Fund

MTB Small Cap Growth Fund

MTB International Equity Fund

ADDRESSES
===========================================================================

Distributor
Edgewood Services, Inc.
5800 Corporate Drive
Pittsburgh, PA 15237-5829

Investment Adviser
MTB Investment Advisors, Inc.
100 East Pratt Street
17th Floor
Baltimore, MD 21202

Co-Administrator
M&T Securities, Inc.
One M&T Plaza
Buffalo, NY 14203

Co-Administrator
Federated Services Company
Federated Investors Tower
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Transfer Agent and Dividend Disbursing Agent
Federated Shareholder Services Company
Federated Investors Tower
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Custodian and Fund Accountant
State Street Bank and Trust Company
P.O. Box 8609
Boston, MA 02266-8609

Independent Auditors
Ernst & Young LLP
200 Clarendon Street
Boston, MA 02116-5072

PART C.     OTHER INFORMATION.
Item 23.
            (a)   (i)         Conformed copy of Amended and
                              Restated Agreement and
                              Declaration of Trust of MTB
                              Group of Funds, a Delaware
                              Statutory Trust; +
                  (ii)        Conformed copy of Amendment to
                              Certificate of Trust of MTB
                              Group of Funds, a Delaware
                              Statutory Trust; +
            (b)               Copy of Amended and Restated
                              By-Laws of MTB Group of Funds, a
                              Delaware Statutory Trust; +
            (c)   (i)         Copy of Specimen Certificate for
                              Shares of Capital Stock of the
                              Registrant; (8)
                  (ii)        Copy of Specimen Certificate for
                              Shares of Capital Stock of the
                              Vision Capital Appreciation
                              Fund; (15)
            (d)   (i)         Form of Investment Advisory
                              Agreement of the Registrant (27
                              funds) dated August 22, 2003; +
                  (ii)        Form of Investment Advisory
                              Agreement of the Registrant (2
                              money market funds) dated August
                              22, 2003; +
                  (iii)       Form of Investment Advisory
                              Agreement of the Registrant (5
                              funds)dated August 22, 2003; +
                  (iv)        Form of Sub-Advisory Agreement
                              for the MTB Mid Cap Stock Fund
                              (Independence Investment LLC)
                              dated August 22, 2003; +
                  (v)         Form of Sub-Advisory Agreement
                              for the MTB Large Cap Growth
                              Fund (Montag & Caldwell,
                              Inc.), dated August 22, 2003;+
                  (vi)        Form of Sub-Advisory Agreement
                              for the MTB New York Tax-Free
                              Money Market Fund (Federated
                              Investment Management Company),
                              dated August 22, 2003; +
                  (vii)       Form of Sub-Advisory Agreement
                              for the MTB Small Cap Stock Fund
                              (Mazama Capital Management,
                              Inc.), dated August 22, 2003; +
                  (viii)      Form of Sub-Advisory Agreement
                              for MTB Small Cap Stock Fund
                              (LSV Asset Management), dated
                              August 22, 2003; +
                  (ix)        Form of Sub-Advisory Agreement
                              for MTB International Equity
                              Fund (UBS Global Asset
                              Management), dated August 22,
                              2003; +
                  (x)         Form of Sub-Advisory Agreement
                              for MTB Large Cap Growth Fund II
                              (Montag & Caldwell, Inc.),
                              dated August 22, 2003; +
            (e)   (i)         Form of Distributor's Contract
                              of the Registrant, dated August
                              15, 2003; +
                  (ii)        Conformed copy of Agreement for
                              Administrative Services of the
                              Registrant, dated November 1,
                              2000; (34)
                  (iii)       Copy of Exhibit 1 to Agreement
                              for Administrative Services of
                              the Registrant; (36)
                  (iv)        Conformed copy of Amendment to
                              Agreement for .Administrative
                              Services of the Registrant; (36)
                  (v)         Conformed copy of Assignment of
                              Agreement for Administrative
                              Services of the Registrant; (36)
                  (vi)        Form of Mutual Fund Sales and
                              Services Agreement of the
                              Registrant; +
            (f)               Not applicable;
            (g)   (i)         Conformed copy of Custodian
                              Agreement of the Registrant,
                              dated November 8, 2000; (33)
                  (ii)        Copy of Schedules A-D to the
                              Custodian Agreement of the
                              Registrant; (34)
            (h)   (i)         Conformed copy of Recordkeeping
                              Agreement of the Registrant,
                              including Exhibits A-C; (23)
                  (ii)        Conformed copy of Amendment #1
                              to Exhibit A to the
                              Recordkeeping Agreement of the
                              Registrant; (28)
                  (iii)       Conformed copy of Amendment No.
                              2 to Exhibit A to the
                              Recordkeeping Agreement of the
                              Registrant; (27)
                  (iv)        Conformed copy of Agreement for
                              Administrative Services and
                              Transfer Agency Services of the
                              Registrant, dated November 1,
                              2000; (32)
                  (v)         Copy of Exhibit 1 to Agreement
                              for Administrative Services and
                              Transfer Agency Services of the
                              Registrant; (36)
                  (vi)        Conformed copy of Amendment to
                              Agreement for Administrative
                              Services and Transfer Agency
                              Services of the Registrant; (36)
                  (vii)       Conformed copy of Financial
                              Administration and Accounting
                              Services Agreement between
                              Registrant and State Street Bank
                              and Trust Company, dated
                              November 8, 2000. (33)
                  (viii)      Conformed copy of Shareholder
                              Services Agreement Letter
                              Agreement, dated October 24,
                              2000; (33)
                  (ix)        Conformed copy of Shareholder
                              Services Agreement of the
                              Registrant, dated November 8,
                              2000; (34)
                  (x)         Conformed copy of Exhibit A to
                              the Shareholder Services
                              Agreement of the Registrant; (35)
                  (xi)        Conformed copy of Assignment of
                              Shareholder Services Agreement
                              of the Registrant; (36)
                  (xii)       Conformed copy of Shareholder
                              Services Plan of the Registrant,
                              dated November 1, 2000. (33)
                  (xiii)      Conformed copy of Exhibit A to
                              the Shareholder Services Plan of
                              the Registrant; (36)
                  (xiv)       Conformed copy of Participation
                              Agreement of the Registrant,
                              including Exhibits A-E; (36)
                  (xv)        Conformed copy of
                              Indemnification Agreement of the
                              Registrant; (36)
            (i)               Conformed copy of Opinion and
                              Consent of Counsel as to
                              legality of shares being
                              registered; (11)
            (j)   (i)         Conformed copy of Consent of
                              Independent Auditors, Ernst
                              & Young LLP; +
                  (ii)        Conformed copy of Consent of
                              Independent Auditors, KPMG LLP; +
            (k)               Not applicable;
            (l)               Conformed copy of Initial
                              Capital Understanding; (11)
            (m)   (i)         Form of Rule 12b-1 Agreement of
                              the Registrant; +
                  (ii)        Form of Rule 12b-1 Plan
                              regarding Class B Shares  of the
                              Registrant; +
                  (iii)       Form of Rule 12b-1 Plan
                              (non-Class B Shares) of the
                              Registrant; +
                  (iv)        Copy of Dealer (Sales)
                              Agreement; (7)
            (n)   (i)         Conformed copy of Multiple Class
                              Plan of the Registrant, dated
                              May 23, 2001, including Exhibits
                              A-D; (34)
                  (ii)        Conformed copy of Exhibit E to
                              the Multiple Class Plan of the
                              Registrant; (35)
                              (iii)       Conformed copy of
                              Amended Exhibit C to the
                              Multiple Class Plan of the
                              Registrant; (36)

                       (iv)               Conformed copy of
                              Amended Exhibit D to the
                              Multiple Class Plan of the
                              Registrant; (36)

            (o)   (i)         Conformed copy of Power of
                              Attorney of Trustee John S.
                              Cramer; (33)
                  (ii)        Conformed copy of Power of
                              Attorney of Edward C. Gonzales;
                              (36)
                  (iii)       Conformed copy of Power of
                              Attorney of Carl W. Jordan; (36)
                  (iv)        Conformed copy of Power of
                              Attorney of Charles L. Davis,
                              Jr.; (37)
                  (v)         Conformed copy of Power of
                              Attorney of Richard J. Thomas;
                              (37)
            (p)   (i)         Copy of Code of Ethics for
                              Access Persons (Manufacturers
                              and Traders Trust Company); (36)
                  (ii)        Copy of Code of Ethics of Vision
                              Group of Funds, ....Inc.; (29)
                  (iii)       Copy of Montag & Caldwell,
                              Inc. Code of Ethics and
                              Standards of Practice; (36)
                  (iv)        Copy of Independence Investment
                              Associates, Inc. and
                              Subsidiaries Code of Ethics; (30)
                  (v)         The Registrant hereby
                              incorporates, on behalf of the
                              Distributor and a Sub-Adviser,
                              the conformed copy of the Code
                              of Ethics for Access Persons
                              from Item 23(p) of the Federated
                              High Yield Trust Registration
                              Statement on Form N-1A filed
                              with the Commission on April 28,
                              2003 (File Nos. 2-91091 and
                              811-4018).
                  (vi)        Copy of Code of Ethics of UBS
                              Brinson/Brinson Partners, Inc.;
                              (32)
                  (vii)       Copy of Code of Ethics of LSV
                              Asset Management; (34)
                  (viii)      Copy of Code of Ethics of Mazama
                              Capital Management, Inc. (34)

---------------------------------------------------------------
+     All exhibits have been filed electronically.
7.    Response is incorporated by reference to Registrant's
      Post-Effective Amendment No. 9 on Form N-1A filed June
      17, 1993.  (File Nos. 33-20673 and 811-5514)
8.    Response is incorporated by reference to Registrant's
      Post-Effective Amendment No. 11 on Form N-1A filed
      September 3, l993.  (File Nos. 33-20673 and 811-5514)
11.   Response is incorporated by reference to Registrant's
      Post-Effective Amendment No. 19 on Form N-1A filed June
      27, 1994.  (File Nos. 33-20673 and 811-5514)
15.   Response is incorporated by reference to Registrant's
      Post-Effective Amendment No. 24 on Form N-1A filed
      December 20, 1996.  (File Nos. 33-20673 and 811-5514)
23.   Response is incorporated by reference to Registrant's Post-Effective
      Amendment No. 34 on Form N-1A filed March 12, 1999, (File
      Nos. 33-20673 and 811-5514)
27.   Response is incorporated by reference to Registrant's
      Post-Effective Amendment No. 39 on Form N-1A filed
      October 21, 1999, (File Nos. 33-20673 and 811-5514)
28.   Response is incorporated by reference to Registrant's
      Post-Effective Amendment No. 40 on Form N-1A filed
      February 29, 2000 (File Nos. 33-20673 and 811-5514)
29.   Response is incorporated by reference to Registrant's
      Post-Effective Amendment No. 41 on Form N-1A filed April
      14, 2000, (File Nos. 33-20673 and 811-5514)
30.   Response is incorporated by reference to Registrant's
      Post-Effective Amendment No. 42 on Form N-1A filed June
      28, 2000, (File Nos. 33-20673 and 811-5514)
32.   Response is incorporated by reference to Registrant's
      Post-Effective Amendment No. 45 on Form N-1A filed
      November 8, 2000, (File Nos. 33-20673 and 811-5514)
33.   Response is incorporated by reference to Registrant's
      Post-Effective Amendment No. 46 on Form N-1A filed
      February 14, 2001, (File Nos. 33-20673 and 811-5514)
34.   Response is incorporated by reference to Registrant's
      Post-Effective Amendment No. 48 on Form N-1A filed
      August 27, 2001, (File Nos. 33-20673 and 811-5514)
35.   Response is incorporated by reference to Registrant's
      Post-Effective Amendment No. 49 on Form N-1A filed
      December 21, 2001, (File Nos. 33-20673 and 811-5514)
36.   Response is incorporated by reference to Registrant's
      Post-Effective Amendment No. 54 on Form N-1A filed June
      27, 2002 (File Nos. 33-20673 and 811-5514)
37.   Response is incorporated by reference to Registrant's
      Post-Effective Amendment No. 55 on Form N-1A filed April
      21, 2003 (File Nos. 33-20673 and 811-5514)

Item 24.    Persons Controlled by or Under Common Control with
            Registrant:

            None

Item 25.    Indemnification:  7

Item 26.    Business and Other Connections of Investment
            Adviser:

    (a)     MTB Investment Advisors, Inc., a subsidiary of
            Manufacturers & Traders Trust Company
            ("M&T Bank") performs investment advisory
            services for the Registrant.  M&T Bank is the
            principal banking subsidiary of M&T Bank
            Corporation, a $31.5 billion bank holding company
            as of December 31, 2002, headquartered in Buffalo,
            New York.  As of December 31, 2002 M&T Bank
            had over 470 offices throughout New York State and
            Pennsylvania, and an office in Nassau, The Bahamas.

            M&T Bank was founded in 1856 and provides
            comprehensive banking and financial services to
            individuals, governmental entities and businesses
            throughout western New York and Pennsylvania. As
            of December 31, 2002 M&T Bank had over $8.0
            billion in assets under management for which it
            has investment discretion (which includes employee
            benefits, personal trusts, estates, agencies and
            other accounts).  As of December 3l, 2002 M&T
            Bank managed $3.2 billion in MTB money market
            mutual fund assets and $980.4 million in net
            assets of fluctuating mutual funds.  Except for
            MTB Group of Funds, M&T Bank does not
            presently provide investment advisory services to
            any other registered investment companies.

            The principal executive Officers and the Directors
            of M&T Bank are set forth in the following
            tables.  Unless otherwise noted, the position
            listed under Other Substantial Business,
            Profession, Vocation or Employment is with M&T
            Bank.

_____________________

7.    Response is incorporated by reference to Registrant's
      Post-Effective Amendment No. 9 on Form N-1A filed June
      17, 1993.  (File Nos. 33-20673 and 811-5514)

      (b)
                                          Other Substantial
                       Position with      Business, Profession,
     Name              the Adviser        Vocation or Employment

William F. Allyn       Director           President, Welch Allyn
P.O. Box 50                               Ventures, LLC
Skaneateles Falls, NY 13153-0050

Brent D. Baird         Director           Private Investor
1350 One M&T Plaza
Buffalo, NY 14203-2396

Robert J. Bennett      Director           Former Chairman of the
101 Marrelle Road                         Board, M&T Bank
Fayetteville, NY 13066-1019               Corporation

C. Angela Bontempo     Director           President and Chief
3287 Georgian Court                       Executive Officer,
Erie, PA 16506                            Saint Vincent Health
                                          System

Robert J. Brady         Director          Chairman and Chief
286 Greenwood Court                       Executive Officer,
East Aurora, NY 14052-1353                Moog Inc.

Emerson L. Brumback    Executive          Executive Vice
One M&T Plaza,     Officer            President,
                                          M&T Bank
19TH Floor                                Corporation and M&T
                                          Bank
Buffalo, NY 14203-2396

Carl L. Campbell       Director and       Vice Chairman of the
4717 Pine Ridge Road   Executive Officer  Boards of Director,
Harrisburg, PA 17110-3239                 M&T Bank
Corporation
                                          and M&T Bank

R. Carlos Carballada   Director           Chancellor Emeritus,
255 East Avenue                           New York State Board
3rd Floor                                 of Regents
Rochester, NY 14604-2624

Atwood Collins, III    Executive Officer  Executive Vice
1769 Route 52                             President and
Fishkill, NY 12524-3237                   President, Hudson Valley
                                          Division of Manufacturers
                                          and Traders Trust Company;
                                          and Executive Vice
                                          President, M&T Bank
                                          Corporation

T. Jefferson Cunningham III   Director    Chairman of the
1100 Route 52                             Director's Advisory
Lagrangeville, NY 12540                   Council, Hudson Valley
                                          Division of Manufacturers
                                          and Traders Trust Company

Mark J. Czarnecki    Executive  Officer   Executive Vice
One M&T Plaza                         President,
9th Floor                                 Manufacturers and
Buffalo, NY 14203-2399                    Traders Trust Company

                                          Other Substantial
                       Position with      Business, Profession,
     Name              the Adviser        Vocation or Employment

Donald Devorris        Director           Chairman of the Board,
101 Lakemont Park Blvd.                   The Blair Companies
Altoona, PA 16602

Richard E. Garman      Director           Retired President and
578 Mill Road                             Chief Executive Officer,
East Aurora, NY 14052-2831                A.B.C. Paving Co., Inc.
                                          and Buffalo Crushed Stone,
                                          Inc.

James V. Glynn         Director           Chairman of the Board
151 Buffalo Avenue                        and Chief Executive
Suite 204                                 Officer, Maid of the
Niagara Falls, NY 14303-1288              Mist Corporation

Daniel R. Hawbaker     Director           President and Chief
325 West Aaron Drive                      Executive Officer,
State College, PA 16803                   Glenn O. Hawbaker, Inc.

Brian E. Hickey        Executive Officer  Executive Vice President
255 East Avenue                           and President, Rochester
3rd Floor                                 Division-Manufacturers
Rochester, NY 14604-2624                  and Traders Trust
                                          Company; and Executive
                                          Vice President,
                                          M&T Bank Corporation

Patrick W.E. Hodgson   Director           President, Cinnamon
60 Bedford Road                           Investments Limited
2nd Floor
Toronto, Ontario
Canada  M5R2K2

James L. Hoffman       Executive Officer  Executive Vice
301 West Plank Road                       President, Manufacturers
Second Floor                              and Traders Trust
Altoona, PA 16602-3015                    Company and M&T Bank
                                          Corporation

Samuel T. Hubbard, Jr.     Director       Chairman of the Board,
445 St. Paul Street                       President, and Chief
Rochester, NY 14605-1775                  Executive Officer;
                                          High Falls Brewing
                                          Company, LLC

Richard G. King        Director           President and Chief
900 High Street                           Operating Officer,
Hanover, PA 17331                         Utz Quality Foods, Inc.

Adam C. Kugler    Executive Officer       Executive Vice President
350 Park Avenue                           and Treasurer, M&T Bank
6th Floor                                 Corporation and M&T
                                          Bank
New York, NY  10022-6022

Ray E. Logan      Executive Officer       Executive Vice
One M&T Plaza                         President, M&T Bank
11th Floor
Buffalo, NY 14203-2399

                                          Other Substantial
                       Position with      Business, Profession,
     Name              the Adviser        Vocation or Employment

Reginal B. Newman, II   Director          Chairman of the Board,
2440 Sheridan Drive                       NOCO Energy Corp.
Tonawanda, NY 14150-9416

Jorge G. Pereira        Director          Vice Chairman of the
350 Park Avenue                           Board, M&T Bank
6th Floor                                 Corporation and
New York, NY 10022-6022                   Manufacturers and
                                          Traders Trust Company

John L. Pett      Executive Officer       Executive Vice President
One Fountain Plaza                        and Chief Credit Officer
9th Floor                                 Manufacturers and
Buffalo, NY 14203-1495                    Traders Trust Company
                                          and M&T Bank
                                          Corporation

Michael P. Pinto     Executive Officer    Executive Vice
One M&T Plaza                         President and
19th Floor                                and Chief Financial
Buffalo, NY 14203-2399                    Officer, Manufacturers
                                          and Traders Trust
                                          Company and M&T Bank
                                          Corporation

Melinda R. Rich         Director          President,
P.O. Box 245                              Rich Entertainment
Buffalo, NY 14240-0245                    Group

Robert E. Sadler, Jr.     Director and    President,
19th Floor                Executive       Manufacturers
Buffalo, NY 14203-2399    Officer         and Traders Trust
                                          Company and
                                          Executive Vice
                                          President, M&T Bank
                                          Corporation

Stephen G. Sheetz       Director          Chairman of the Board,
5700 6th Avenue                           Sheetz, Inc.
Altoona, PA 16602

John L. Vensel          Director          Chairman and Chief
P.O. Box 977                              Executive Officer,
Syracuse, NY 13201-0977                   Crucible Materials
                                          Corporation

Herbert L. Washington   Director          President,
4900 Market Street                        H.L.W. Fast Track, Inc.
Boardman, OH 44512

Robert G. Wilmers      Director and       Chariman of the Board,
One M&T Plaza      Executive Officer  President, and Chief,
19th Floor                                Executive Officer;
Buffalo, NY  14203-2399                   M&T Bank Corporation;
                                          and Chairman of the
                                          Board and Chief
                                          Executive Officer,
                                          Manufacturers and
                                          Traders Trust Company

Item 27.    Principal Underwriters:

            (a)   Edgewood Services, Inc. the Distributor for shares
                  of the Registrant, acts as principal underwriter
                  for the following open-end investment companies,
                  including the Registrant: Banknorth Funds, BBH,
                  Fund, Inc., BBH Trust, Excelsior Funds, Inc.,
                  Excelsior Institutional Trust, Excelsior
                  Tax-Exempt Funds, Inc., Golden Oak(R)Family of
                  Funds, Hibernia Funds, The Huntington Funds,
                  Huntington VA Funds, MTB Group of Funds, Marshall
                  Funds, Inc., The Riverfront Funds, and WesMark
                  Funds.

            (b)

         (1)                           (2)                        (3)
Name and Principal            Positions and Offices        Positions and Offices
 Business Address                With Distributor             With Registrant

Arthur L. Cherry              Director,
--
5800 Corporate Drive          Edgewood Services, Inc.
Pittsburgh, PA 15237-7002

J. Christopher Donahue        Director,
--
5800 Corporate Drive          Edgewood Services, Inc.
Pittsburgh, PA 15237-7002

Thomas R. Donahue             Director and Executive
--
5800 Corporate Drive          Vice President,
Pittsburgh, PA 15237-7002     Edgewood Services, Inc.

Peter J. Germain              Director and Secretary,
--
5800 Corporate Drive          Edgewood Services, Inc.
Pittsburgh, PA 15237-7002

Karen J. Tracey               President,
--
5800 Corporate Drive          Edgewood Services, Inc.
Pittsburgh, PA 15237-7002

Charles L. Davis, Jr.         Vice President,
5800 Corporate Drive          Edgewood Services, Inc.
--
Pittsburgh, PA 15237-7002

Christine Johnston            Vice President,
--
5800 Corporate Drive          Edgewood Services, Inc.
Pittsburgh, PA 15237-7002

John Sheehan                  Vice President
--
5800 Corporate Drive          Edgewood Services, Inc.
Pittsburgh, PA 15237-7002

Denis McAuley, III            Treasurer,
--
5800 Corporate Drive          Edgewood Services, Inc.
Pittsburgh, PA 15237-7002

Stephen A. Keen               Assistant Secretary,
--
5800 Corporate Drive          Edgewood Services, Inc.
Pittsburgh, PA 15237-7002

Richard A. Novak              Assistant Treasurer,
5800 Corporate Drive          Edgewood Services, Inc.
Pittsburgh, PA 15237-7002

      (c)   Not applicable

Item 28.    Location of Accounts and Records:

All accounts and records required to be maintained by Section 31(a)
of the Investment Company Act of 1940 and Rules 31a-1 through 31a-3 promulgated thereunder are maintained at one of the following locations:

MTB Group of Funds            Reed Smith LLP
                              Investment Management Group (IMG)
                              Federated Investors Tower
                              12th Floor
                              1001 Liberty Avenue
                              Pittsburgh, Pennsylvania 15222-3779
                              (Notices should be sent to the Agent
                              for Service at the above address)

                              5800 Corporate Drive,
                              Pittsburgh, Pennsylvania 15237-7010

Federated Shareholder         P.O. Box 8600
Services Company              Boston, Massachusetts 02266-8600
("Transfer Agent, Dividend
Disbursing Agent")

Federated Services Company    Federated Investors Tower
("Co-Administrator")          1001 Liberty Avenue
                              Pittsburgh, Pennsylvania 15222-3779

M&T Securities, Inc.      One M&T Plaza
("Co-Administrator")          Buffalo, New York 14240

MTB Investment Advisors,Inc.  100 E. Pratt Street, 17th Floor
a subsidiary of               Baltimore, MD 21202
Manufacturers and Traders
Trust Company ("Adviser")

Federated Investment          Federated Investors Tower
Management Company            1001 Liberty Avenue
("Sub-Adviser" to the         Pittsburgh, Pennsylvania 15222-3779
MTB New York
Tax-Free Money Market Fund only)

Independence Investment LLC   53 State Street
("Sub-Adviser" to the         Boston, Massachusetts 02109
MTB Mid Cap
Stock Fund only)

Montag & Caldwell, Inc.   3455 Peachtree Road, N.E.
("Sub-Adviser" to the         Suite 1200
MTB Large Cap                 Atlanta, Georgia 30326-3248
Growth Fund only)

UBS Global Asset Management   209 South LaSalle Street
(Americas) Inc.               Chicago, Illinois 60604
("Sub-Adviser" to the MTB
International Equity Fund only)

LSV Asset Management          200 West Madison Street
("Sub-Adviser" to the MTB     Suite 2780
Small Cap Stock Fund only)    Chicago, Illinois 60806

Mazama Capital Management, Inc.    One SW Columbia Street
("Sub-Adviser" to the MTB          Suite 1860
Small Cap Stock Fund only)         Portland, OR 97258

State Street Bank                P.O. Box 8609
and Trust Company("Custodian")   Boston, Massachusetts 02266-8609

Item 29.    Management Services:  Not applicable.

Item 30.    Undertakings:

            Registrant hereby undertakes to comply with the
            provisions of Section 16(c) of the 1940 Act with respect
            to the removal of Trustees/Directors and the calling of
            special shareholder meetings by shareholders.

                             SIGNATURES

    Pursuant to the  requirements  of the  Securities Act of 1933 and the Investment Company Act of 1940, the Registrant,  MTB GROUP OF
    FUNDS,  certifies  that  it  meets  all of the  requirements  for effectiveness  of this  Amendment to its  Registration  Statement pursuant to Rule 485(b) under the  Securities Act of 1933 and has duly caused this  Amendment to its  Registration  Statement to be
    signed  on  its   behalf  by  the   undersigned,   thereto   duly
    authorized,  in  the  City  of  Pittsburgh  and  Commonwealth  of
    Pennsylvania, on the 22nd day of August, 2003.

                         MTB GROUP OF FUNDS
                  (formerly, VISION GROUP OF FUNDS)

                  BY: /s/ C. Grant Anderson
                  C. Grant Anderson, Secretary
                  August 22, 2003

    Pursuant to the requirements of the Securities Act of 1933, this
     Amendment to its Registration Statement has been signed below by the following person in the capacity and on the date
     indicated:

    NAME                      TITLE                   DATE

By: /s/ C. Grant Anderson
    C. Grant Anderson      Attorney In Fact        August 22, 2003
    SECRETARY              For the Persons
                           Listed Below

    NAME                      TITLE

Edward C. Gonzales*           Chairman

Charles L. Davis, Jr.*        Chief Executive Officer
                              (Principal Executive Officer)

Carl W. Jordan*               President

Richard J. Thomas*            Treasurer
                              (Principal Financial Officer)

Randall I. Benderson*         Trustee

Joseph J. Castiglia*          Trustee

John S. Cramer*               Trustee

Mark J. Czarnecki*            Trustee

Daniel R. Gernatt, Jr.*       Trustee

George K. Hambleton, Jr.*     Trustee

* By Power of Attorney